NVIT American Funds Asset Allocation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Investment Company 100 .1%
Shares Value ($)
Balanced Fund 100.1%
American Funds Asset
Allocation Fund, Class 1(a) 270,797,555 5,992,749,891
Total Investment Company
(cost $5,060,371,448) 5,992,749,891
Total Investments
(cost $5,060,371,448) — 100.1% 5,992,749,891
Liabilities in excess of other assets — (0.1)% (3,535,503)
NET ASSETS — 100.0%
$ 5,989,214,388
(a) Investment in master fund.

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT American Funds Asset Allocation Fund
NVIT American Funds Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Investment Company 100.1%
Shares Value ($)
Fixed Income Fund 100.1%
American Funds The Bond
Fund of America, Class
1(a) 348,980,703 3,217,602,084
Total Investment Company
(cost $3,741,213,227)
3,217,602,084
Total Investments
(cost $3,741,213,227) — 100.1%
3,217,602,084
Liabilities in excess of other
assets — (0.1)% (1,864,553)
NET ASSETS — 100.0%
$ 3,215,737,531
(a) Investment in master fund.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT American Funds Bond Fund
NVIT American Funds Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds The Bond Fund of America (the “Master Fund”), a series of the American Funds
Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Global Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Global
Growth Fund, Class 1(a) 15,495,861 470,764,244
Total Investment Company
(cost $420,367,439) 470,764,244
Total Investments
(cost $420,367,439) — 100.1% 470,764,244
Liabilities in excess of other assets — (0.1)% (316,719)
NET ASSETS — 100.0%
$ 470,447,525
(a) Investment in master fund.

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT American Funds Global Growth Fund
NVIT American Funds Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Investment Company 100.1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth Fund,
Class 1(a) 15,994,397 1,392,152,289
Total Investment Company
(cost $1,271,508,444) 1,392,152,289
Total Investments
(cost $1,271,508,444) — 100.1% 1,392,152,289
Liabilities in excess of other assets — (0.1)% (831,291)
NET ASSETS — 100.0%
$ 1,391,320,998
(a) Investment in master fund.

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT American Funds Growth Fund
NVIT American Funds Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class
1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance
Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master
Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT American Funds Growth-Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
Investment Company 100 .1%
Shares Value ($)
Equity Fund 100.1%
American Funds Growth-
Income Fund, Class 1(a) 67,942,998 3,600,299,465
Total Investment Company
(cost $2,971,424,934) 3,600,299,465
Total Investments
(cost $2,971,424,934) — 100.1% 3,600,299,465
Liabilities in excess of other assets — (0.1)% (2,117,135)
NET ASSETS — 100.0%
$ 3,598,182,330
(a) Investment in master fund.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT American Funds Growth-Income Fund
NVIT American Funds Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the
American Funds Insurance Series
®
, which invests directly in individual securities. The Fund therefore has the same objective(s)
and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the
Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
As of September 30, 2023, 100% of the market value of the Fund was determined based on Level 1 inputs.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Aggressive Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 96 .4%
Shares Value ($)
Equity Funds 86.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 3,642,256 34,601,428
Nationwide Multi-Cap Portfolio,
Class R6*(a) 11,384,320 137,750,274
NVIT Emerging Markets Fund,
Class Y(a) 2,354,265 23,189,509
NVIT International Index Fund,
Class Y(a) 7,090,696 69,630,631
NVIT Mid Cap Index Fund, Class
Y(a) 1,494,052 25,622,990
NVIT Small Cap Index Fund,
Class Y(a) 160,703 1,150,633
Total Equity Funds
(cost $308,258,985) 291,945,465
Fixed Income Funds 10.0%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 1,619,038 13,761,825
NVIT Bond Index Fund, Class
Y(a) 2,239,815 19,867,159
Total Fixed Income Funds
(cost $38,053,685) 33,628,984
Total Investment Companies
(cost $346,312,670) 325,574,449
Exchange Traded Funds 2 .9%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF 34,768 1,654,609
iShares Core S&P Small-Cap
ETF 35,227 3,322,963
Total Equity Funds
(cost $5,552,470) 4,977,572
Fixed Income Funds 1.4%
iShares 7-10 Year Treasury
Bond ETF 43,357 3,971,068
iShares U.S. Treasury Bond
ETF(b) 30,319 668,231
Total Fixed Income Funds
(cost $5,565,453) 4,639,299
Total Exchange Traded Funds
(cost $11,117,923) 9,616,871
Short-Term Investment 0 .8%
Money Market Fund 0 .8%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 2,828,839 2,828,839
Total Short-Term Investment
(cost $2,828,839)
2,828,839
Repurchase Agreement 0 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $682,458,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $695,798.(d) 682,155 682,155
Total Repurchase Agreement
(cost $682,155) 682,155
Total Investments
(cost $360,941,587) — 100.3% 338,702,314
Liabilities in excess of other assets — (0.3)% (858,883)
NET ASSETS — 100.0% $ 337,843,431
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $668,209, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $682,155.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $682,155.
ETF Exchange Traded Fund

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Aggressive Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,616,871 $ – $ – $ 9,616,871
Investment Companies 325,574,449 – – 325,574,449
Repurchase Agreement – 682,155 – 682,155
Short-Term Investment 2,828,839 – – 2,828,839
Total $ 338,020,159 $ 682,155 $ – $ 338,702,314
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
Investment Companies 84 .7%
Shares Value ($)
Equity Funds 45.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,626,983 72,456,339
Nationwide Multi-Cap Portfolio,
Class R6*(a) 23,737,371 287,222,189
NVIT Emerging Markets Fund,
Class Y(a) 3,886,820 38,285,181
NVIT International Index Fund,
Class Y(a) 10,766,474 105,726,776
NVIT Mid Cap Index Fund, Class
Y(a) 1,116,479 19,147,612
Total Equity Funds
(cost $553,321,271) 522,838,097
Fixed Income Funds 39.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 11,068,032 94,078,271
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 552,547 4,801,631
NVIT Bond Index Fund, Class
Y(a) 35,294,215 313,059,683
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,878,611 47,517,671
Total Fixed Income Funds
(cost $535,313,194) 459,457,256
Total Investment Companies
(cost $1,088,634,465) 982,295,353
Exchange Traded Funds 7 .0%
Equity Funds 1.5%
iShares Core MSCI Emerging
Markets ETF 118,411 5,635,180
iShares Core S&P Small-Cap
ETF 123,409 11,641,171
Total Equity Funds
(cost $18,692,369) 17,276,351
Fixed Income Funds 5.5%
iShares 20+ Year Treasury Bond
ETF 48,088 4,264,925
iShares 7-10 Year Treasury Bond
ETF(b) 422,704 38,715,459
iShares U.S. Treasury Bond
ETF(b) 941,228 20,744,665
Total Fixed Income Funds
(cost $78,823,642) 63,725,049
Total Exchange Traded Funds
(cost $97,516,011) 81,001,400
Short-Term Investment 8 .3%
Money Market Fund 8 .3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 96,825,256 96,825,256
Total Short-Term Investment
(cost $96,825,256)
96,825,256
Repurchase Agreement 2 .9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $33,149,190,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $33,797,190.
(d) 33,134,500 33,134,500
Total Repurchase Agreement
(cost $33,134,500) 33,134,500
Total Investments
(cost $1,316,110,232) — 102.9% 1,193,256,509
Liabilities in excess of other assets — (2.9)% (33,284,078)
NET ASSETS — 100.0% $ 1,159,972,431
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $32,457,572, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $33,134,500.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$33,134,500.
ETF Exchange Traded Fund

NVIT Investor Destinations Balanced Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Balanced Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 81,001,400 $ – $ – $ 81,001,400
Investment Companies 982,295,353 – – 982,295,353
Repurchase Agreement – 33,134,500 – 33,134,500
Short-Term Investment 96,825,256 – – 96,825,256
Total $ 1,160,122,009 $ 33,134,500 $ – $ 1,193,256,509
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 91.2%
Shares Value ($)
Equity Funds 64.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,932,327 94,357,103
Nationwide Multi-Cap Portfolio,
Class R6*(a) 30,958,321 374,595,679
NVIT Emerging Markets Fund,
Class Y(a) 4,625,529 45,561,459
NVIT International Index Fund,
Class Y(a) 14,399,640 141,404,464
NVIT Mid Cap Index Fund, Class
Y(a) 1,601,676 27,468,749
Total Equity Funds
(cost $716,548,903) 683,387,454
Fixed Income Funds 26.5%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,333,000 53,830,498
NVIT Bond Index Fund, Class
Y(a) 22,927,946 203,370,880
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,254,162 21,955,536
Total Fixed Income Funds
(cost $322,654,299) 279,156,914
Total Investment Companies
(cost $1,039,203,202) 962,544,368
Exchange Traded Funds 6.1%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF 164,137 7,811,280
iShares Core S&P Small-Cap
ETF(b) 153,118 14,443,621
Total Equity Funds
(cost $23,918,660) 22,254,901
Fixed Income Funds 4.0%
iShares 20+ Year Treasury Bond
ETF 207,363 18,391,024
iShares 7-10 Year Treasury
Bond ETF 197,628 18,100,749
iShares U.S. Treasury Bond ETF 292,911 6,455,758
Total Fixed Income Funds
(cost $60,955,527) 42,947,531
Total Exchange Traded Funds
(cost $84,874,187) 65,202,432
Short-Term Investment 2.7%
Shares Value ($)
Money Market Fund 2.7%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 28,302,603 28,302,603
Total Short-Term Investment
(cost $28,302,603)
28,302,603
Total Investments
(cost $1,152,379,992) — 100.0% 1,056,049,403
Liabilities in excess of other assets — 0.0%
†
(396,536)
NET ASSETS — 100.0% $ 1,055,652,867
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $437,786, which was
collateralized by $450,266 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023
– 5/15/2053.
(c) Represents 7-day effective yield as of September 30, 2023.
ETF Exchange Traded Fund

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Capital Appreciation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 65,202,432 $ – $ – $ 65,202,432
Investment Companies 962,544,368 – – 962,544,368
Short-Term Investment 28,302,603 – – 28,302,603
Total $ 1,056,049,403 $ – $ – $ 1,056,049,403
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Conservative Fund
Investment Companies 75 .2%
Shares Value ($)
Equity Funds 17.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 1,311,353 12,457,852
Nationwide Multi-Cap Portfolio,
Class R6*(a) 4,167,561 50,427,490
NVIT Emerging Markets Fund,
Class Y(a) 664,094 6,541,321
NVIT International Index Fund,
Class Y(a) 1,681,842 16,515,688
NVIT Mid Cap Index Fund, Class
Y(a) 24,064 412,706
NVIT Small Cap Index Fund,
Class Y(a) 62,583 448,094
Total Equity Funds
(cost $81,685,520) 86,803,151
Fixed Income Funds 57.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 6,387,039 54,289,828
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,848,861 24,756,604
NVIT Bond Index Fund, Class
Y(a) 18,099,031 160,538,406
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,594,183 44,747,347
Total Fixed Income Funds
(cost $325,373,744) 284,332,185
Total Investment Companies
(cost $407,059,264) 371,135,336
Exchange Traded Funds 11 .3%
Equity Funds 0.4%
iShares Core MSCI Emerging
Markets ETF 14,683 698,764
iShares Core S&P Small-Cap
ETF 11,601 1,094,322
Total Equity Funds
(cost $2,067,782) 1,793,086
Fixed Income Funds 10.9%
iShares 20+ Year Treasury Bond
ETF 109,009 9,668,008
iShares 7-10 Year Treasury
Bond ETF 310,885 28,473,957
iShares U.S. Treasury Bond ETF 710,914 15,668,545
Total Fixed Income Funds
(cost $68,762,041) 53,810,510
Total Exchange Traded Funds
(cost $70,829,823) 55,603,596
Short-Term Investment 13 .5%
Shares Value ($)
Money Market Fund 13 .5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (b) 66,690,827 66,690,827
Total Short-Term Investment
(cost $66,690,827)
66,690,827
Total Investments
(cost $544,579,914) — 100.0% 493,429,759
Other assets in excess of liabilities — 0.0%
†
13,426
NET ASSETS — 100.0% $ 493,443,185
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2023.
ETF Exchange Traded Fund

NVIT Investor Destinations Conservative Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Conservative Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 55,603,596 $ – $ – $ 55,603,596
Investment Companies 371,135,336 – – 371,135,336
Short-Term Investment 66,690,827 – – 66,690,827
Total $ 493,429,759 $ – $ – $ 493,429,759
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderate Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 88 .4%
Shares Value ($)
Equity Funds 55.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 14,311,402 135,958,318
Nationwide Multi-Cap Portfolio,
Class R6*(a) 44,602,571 539,691,113
NVIT Emerging Markets Fund,
Class Y(a) 7,680,118 75,649,163
NVIT International Index Fund,
Class Y(a) 20,440,015 200,720,949
NVIT Mid Cap Index Fund, Class
Y(a) 1,874,642 32,150,115
Total Equity Funds
(cost $1,038,453,836) 984,169,658
Fixed Income Funds 32.7%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 14,801,945 125,816,535
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 838,531 7,286,837
NVIT Bond Index Fund, Class
Y(a) 45,954,607 407,617,362
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,777,832 36,796,084
Total Fixed Income Funds
(cost $671,873,551) 577,516,818
Total Investment Companies
(cost $1,710,327,387) 1,561,686,476
Exchange Traded Funds 6 .2%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 179,035 16,888,371
Total Equity Funds
(cost  $19,888,741) 16,888,371
Fixed Income Funds 5.3%
iShares 20+ Year Treasury Bond
ETF 222,776 19,758,003
iShares 7-10 Year Treasury
Bond ETF 583,630 53,454,672
iShares U.S. Treasury Bond ETF 939,091 20,697,566
Total Fixed Income Funds
(cost $121,902,834) 93,910,241
Total Exchange Traded Funds
(cost $141,791,575) 110,798,612
Short-Term Investment 5 .4%
Shares Value ($)
Money Market Fund 5 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (b) 94,513,762 94,513,762
Total Short-Term Investment
(cost $94,513,762)
94,513,762
Total Investments
(cost $1,946,632,724) — 100.0% 1,766,998,850
Liabilities in excess of other assets — 0.0%
†
(566,825)
NET ASSETS — 100.0% $ 1,766,432,025
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2023.
ETF Exchange Traded Fund

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderate Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 110,798,612 $ – $ – $ 110,798,612
Investment Companies 1,561,686,476 – – 1,561,686,476
Short-Term Investment 94,513,762 – – 94,513,762
Total $ 1,766,998,850 $ – $ – $ 1,766,998,850
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
Investment Companies 94 .6%
Shares Value ($)
Equity Funds 74.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 9,129,291 86,728,265
Nationwide Multi-Cap Portfolio,
Class R6*(a) 28,403,765 343,685,559
NVIT Emerging Markets Fund,
Class Y(a) 4,962,061 48,876,299
NVIT International Index Fund,
Class Y(a) 16,476,667 161,800,872
NVIT Mid Cap Index Fund, Class
Y(a) 2,566,195 44,010,238
NVIT Small Cap Index Fund,
Class Y(a) 175,725 1,258,189
Total Equity Funds
(cost $716,160,426) 686,359,422
Fixed Income Funds 19.9%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,501,274 46,760,829
NVIT Bond Index Fund, Class
Y(a) 15,331,959 135,994,476
Total Fixed Income Funds
(cost $209,501,425) 182,755,305
Total Investment Companies
(cost $925,661,851) 869,114,727
Exchange Traded Funds 4 .1%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF 180,662 8,597,705
iShares Core S&P Small-Cap
ETF(b) 117,006 11,037,176
Total Equity Funds
(cost $22,495,384) 19,634,881
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury
Bond ETF 170,862 15,649,251
iShares U.S. Treasury Bond
ETF(b) 126,413 2,786,142
Total Fixed Income Funds
(cost $22,380,251) 18,435,393
Total Exchange Traded Funds
(cost $44,875,635) 38,070,274
Short-Term Investment 1 .4%
Money Market Fund 1 .4%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 12,477,658 12,477,658
Total Short-Term Investment
(cost $12,477,658)
12,477,658
Repurchase Agreement 0 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $2,070,423,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $2,110,895.(d) 2,069,505 2,069,505
Total Repurchase Agreement
(cost $2,069,505) 2,069,505
Total Investments
(cost $985,084,649) — 100.3% 921,732,164
Liabilities in excess of other assets — (0.3)% (2,485,189)
NET ASSETS — 100.0% $ 919,246,975
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $2,041,345, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,069,505 and by $14,553
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 5/15/2023 – 5/15/2053, a total
value of $2,084,058.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$2,069,505.
ETF Exchange Traded Fund

NVIT Investor Destinations Moderately Aggressive Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Aggressive Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 38,070,274 $ – $ – $ 38,070,274
Investment Companies 869,114,727 – – 869,114,727
Repurchase Agreement – 2,069,505 – 2,069,505
Short-Term Investment 12,477,658 – – 12,477,658
Total $ 919,662,659 $ 2,069,505 $ – $ 921,732,164
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
Investment Companies 81 .1%
Shares Value ($)
Equity Funds 34.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,702,920 25,677,736
Nationwide Multi-Cap Portfolio,
Class R6*(a) 8,412,549 101,791,845
NVIT Emerging Markets Fund,
Class Y(a) 753,609 7,423,054
NVIT International Index Fund,
Class Y(a) 3,846,142 37,769,113
NVIT Mid Cap Index Fund, Class
Y(a) 456,080 7,821,764
NVIT Small Cap Index Fund,
Class Y(a) 352,428 2,523,384
Total Equity Funds
(cost $186,443,880) 183,006,896
Fixed Income Funds 46.6%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 5,688,373 48,351,168
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,858,928 16,154,086
NVIT Bond Index Fund, Class
Y(a) 17,284,295 153,311,694
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,054,622 29,752,016
Total Fixed Income Funds
(cost $285,899,781) 247,568,964
Total Investment Companies
(cost $472,343,661) 430,575,860
Exchange Traded Funds 9 .8%
Equity Funds 2.1%
iShares Core MSCI Emerging
Markets ETF 171,133 8,144,219
iShares Core S&P Small-Cap
ETF 34,141 3,220,521
Total Equity Funds
(cost $12,861,297) 11,364,740
Fixed Income Funds 7.7%
iShares 20+ Year Treasury Bond
ETF 88,432 7,843,034
iShares 7-10 Year Treasury
Bond ETF 226,226 20,720,039
iShares U.S. Treasury Bond ETF 553,520 12,199,581
Total Fixed Income Funds
(cost $52,522,613) 40,762,654
Total Exchange Traded Funds
(cost $65,383,910) 52,127,394
Short-Term Investment 9 .1%
Shares Value ($)
Money Market Fund 9 .1%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (b) 48,388,849 48,388,849
Total Short-Term Investment
(cost $48,388,849)
48,388,849
Total Investments
(cost $586,116,420) — 100.0% 531,092,103
Liabilities in excess of other assets — 0.0%
†
(137,154)
NET ASSETS — 100.0% $ 530,954,949
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of September 30, 2023.
ETF Exchange Traded Fund

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Moderately Conservative Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 52,127,394 $ – $ – $ 52,127,394
Investment Companies 430,575,860 – – 430,575,860
Short-Term Investment 48,388,849 – – 48,388,849
Total $ 531,092,103 $ – $ – $ 531,092,103
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
Investment Companies 83.1%
Shares Value ($)
Equity Funds 52.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 7,635,177 72,534,179
Nationwide Multi-Cap Portfolio,
Class R6*(a) 23,809,125 288,090,415
NVIT Emerging Markets Fund,
Class Y(a) 3,902,521 38,439,831
NVIT International Index Fund,
Class Y(a) 10,639,869 104,483,510
NVIT Mid Cap Index Fund, Class
Y(a) 980,686 16,818,769
Total Equity Funds
(cost $549,887,978) 520,366,704
Fixed Income Funds 30.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 7,615,231 64,729,467
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 426,117 3,702,955
NVIT Bond Index Fund, Class
Y(a) 23,788,585 211,004,753
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,978,240 19,268,058
Total Fixed Income Funds
(cost $342,530,179) 298,705,233
Total Investment Companies
(cost $892,418,157) 819,071,937
Exchange Traded Funds 5.9%
Equity Fund 0.9%
iShares Core S&P Small-Cap
ETF 95,056 8,966,632
Total Equity Funds
(cost  $10,545,567) 8,966,632
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF 114,412 10,147,201
iShares 7-10 Year Treasury
Bond ETF 304,163 27,858,289
iShares U.S. Treasury Bond
ETF(b) 489,853 10,796,360
Total Fixed Income Funds
(cost $63,283,005) 48,801,850
Total Exchange Traded Funds
(cost $73,828,572) 57,768,482
Short-Term Investment 5.2%
Money Market Fund 5.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 50,727,890 50,727,890
Total Short-Term Investment
(cost $50,727,890)
50,727,890
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $42,769, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $43,605.(d) 42,750 42,750
Total Repurchase Agreement
(cost $42,750) 42,750
Total Investments
(cost $1,017,017,369) — 94.2% 927,611,059
Other assets in excess of liabilities — 5.8% 57,298,049
NET ASSETS — 100.0% $ 984,909,108
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities
on loan as of September 30, 2023 was $41,876, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $42,750.
(c) Represents 7-day effective yield as of September 30, 2023.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $42,750.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (358) 12/2023 USD (36,542,850) 67,090
Russell 2000 E-Mini Index (135) 12/2023 USD (12,140,550) (27,308)
S&P 500 E-Mini Index (276) 12/2023 USD (59,691,900) 53,816
S&P Midcap 400 E-Mini Index (107) 12/2023 USD (26,968,280) (63,775)
Net contracts 29,823
As of September 30, 2023, the Fund had $7,109,216 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Investor Destinations Managed Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,768,482 $ – $ – $ 57,768,482
Futures Contracts 120,906 – – 120,906
Investment Companies 819,071,937 – – 819,071,937
Repurchase Agreement – 42,750 – 42,750
Short-Term Investment 50,727,890 – – 50,727,890
Total Assets $ 927,689,215 $ 42,750 $ – $ 927,731,965
Liabilities:
Futures Contracts $ (91,083) $ – $ – $ (91,083)
Total Liabilities $ (91,083) $ – $ – $ (91,083)
Total $ 927,598,132 $ 42,750 $ – $ 927,640,882

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk
Unrealized appreciation from futures contracts $ 120,906
Total $ 120,906
Liabilities:
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (91,083)
Total $ (91,083)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 27
Investment Companies 80.7%
Shares Value ($)
Equity Funds 43.4%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,492,711 23,680,751
Nationwide Multi-Cap Portfolio,
Class R6*(a) 7,773,554 94,060,007
NVIT Emerging Markets Fund,
Class Y(a) 1,223,277 12,049,281
NVIT International Index Fund,
Class Y(a) 3,662,250 35,963,296
NVIT Mid Cap Index Fund, Class
Y(a) 363,928 6,241,359
Total Equity Funds
(cost $179,235,888) 171,994,694
Fixed Income Funds 37.3%
Nationwide BNY Mellon Core
Plus Bond ESG Fund, Class
R6(a) 3,544,499 30,128,240
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 173,537 1,508,032
NVIT Bond Index Fund, Class
Y(a) 11,331,121 100,507,047
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,611,014 15,691,278
Total Fixed Income Funds
(cost $169,312,628) 147,834,597
Total Investment Companies
(cost $348,548,516) 319,829,291
Exchange Traded Funds 6.6%
Equity Funds 1.4%
iShares Core MSCI Emerging
Markets ETF 37,905 1,803,899
iShares Core S&P Small-Cap
ETF(b) 41,944 3,956,577
Total Equity Funds
(cost $6,248,244) 5,760,476
Fixed Income Funds 5.2%
iShares 20+ Year Treasury Bond
ETF 15,491 1,373,897
iShares 7-10 Year Treasury
Bond ETF 135,908 12,447,814
iShares U.S. Treasury Bond ETF 302,342 6,663,617
Total Fixed Income Funds
(cost $25,214,858) 20,485,328
Total Exchange Traded Funds
(cost $31,463,102) 26,245,804
Short-Term Investment 8.2%
Shares Value ($)
Money Market Fund 8.2%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 5.27% (c) 32,484,248 32,484,248
Total Short-Term Investment
(cost $32,484,248)
32,484,248
Total Investments
(cost $412,495,866) — 95.5% 378,559,343
Other assets in excess of liabilities — 4.5% 17,859,785
NET ASSETS — 100.0% $ 396,419,128
* Denotes a non-income producing security.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $88,953, which was
collateralized by $91,489 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023
– 5/15/2053.
(c) Represents 7-day effective yield as of September 30, 2023.
ETF Exchange Traded Fund

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (22) 12/2023 USD (2,245,650) 903
Russell 2000 E-Mini Index (8) 12/2023 USD (719,440) 1,940
S&P 500 E-Mini Index (16) 12/2023 USD (3,460,400) (3,491)
S&P Midcap 400 E-Mini Index (6) 12/2023 USD (1,512,240) (1,005)
Net contracts (1,653)
As of September 30, 2023, the Fund had $413,908 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Investor Destinations Managed Growth & Income Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 26,245,804 $ – $ – $ 26,245,804
Futures Contracts 2,843 – – 2,843
Investment Companies 319,829,291 – – 319,829,291
Short-Term Investment 32,484,248 – – 32,484,248
Total Assets $ 378,562,186 $ – $ – $ 378,562,186
Liabilities:
Futures Contracts $ (4,496) $ – $ – $ (4,496)
Total Liabilities $ (4,496) $ – $ – $ (4,496)
Total $ 378,557,690 $ – $ – $ 378,557,690

NVIT Investor Destinations Managed Growth & Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk
Unrealized appreciation from futures contracts $ 2,843
Total $ 2,843
Liabilities:
Futures Contracts
Equity risk
Unrealized depreciation from futures contracts $ (4,496)
Total $ (4,496)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Aggressive Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 87.9%
Nationwide International Small
Cap Fund, Class R6(a) 1,275,263 11,337,092
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,771,473 13,286,050
NVIT GS International Equity
Insights Fund, Class Y(a) 2,630,320 24,514,580
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 6,875,273 70,196,540
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 922,753 8,710,787
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,016,568 29,894,184
Total Equity Funds
(cost $164,807,157) 157,939,233
Investment Companies
Shares Value ($)
Fixed Income Funds 12.1%
Nationwide Bond Fund, Class
R6(a) 231,009 1,811,111
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 947,284 9,056,037
NVIT Core Bond Fund, Class
Y(a) 1,231,109 10,883,008
Total Fixed Income Funds
(cost $24,612,839) 21,750,156
Total Investment Companies
(cost $189,419,996) 179,689,389
Total Investments
(cost $189,419,996) — 100.0% 179,689,389
Liabilities in excess of other assets — 0.0%
†
(89,242)
NET ASSETS — 100.0% $ 179,600,147
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 179,689,389 $ – $ – $ 179,689,389
Total $ 179,689,389 $ – $ – $ 179,689,389
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Aggressive Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 76.9%
Nationwide International Small
Cap Fund, Class R6(a) 2,458,373 21,854,933
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,482,005 26,115,035
NVIT GS International Equity
Insights Fund, Class Y(a) 5,166,402 48,150,866
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 13,339,027 136,191,469
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,817,820 17,160,225
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 5,834,928 57,824,133
Total Equity Funds
(cost $317,430,870) 307,296,661
Investment Companies
Shares Value ($)
Fixed Income Funds 23.1%
Nationwide Bond Fund, Class
R6(a) 1,022,577 8,017,002
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,196,066 40,114,393
NVIT Core Bond Fund, Class
Y(a) 4,994,629 44,152,517
Total Fixed Income Funds
(cost $106,817,422) 92,283,912
Total Investment Companies
(cost $424,248,292) 399,580,573
Total Investments
(cost $424,248,292) — 100.0% 399,580,573
Liabilities in excess of other assets — 0.0%
†
(158,209)
NET ASSETS — 100.0% $ 399,422,364
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Aggressive Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 399,580,573 $ – $ – $ 399,580,573
Total $ 399,580,573 $ – $ – $ 399,580,573
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderate Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Investment Companies 100.0%
Shares Value ($)
Equity Funds 56.8%
Nationwide International Small
Cap Fund, Class R6(a) 5,884,605 52,314,140
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 13,474,316 101,057,371
NVIT GS International Equity
Insights Fund, Class Y(a) 15,872,212 147,929,015
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 47,817,127 488,212,872
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,589,868 43,328,357
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 21,152,147 209,617,772
Total Equity Funds
(cost $1,071,027,670) 1,042,459,527
Investment Companies
Shares Value ($)
Fixed Income Funds 43.2%
Nationwide Bond Fund, Class
R6(a) 5,938,851 46,560,593
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 30,822,633 294,664,371
NVIT Core Bond Fund, Class
Y(a) 35,420,340 313,115,802
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 3,377,527 27,932,145
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,422,045 111,250,722
Total Fixed Income Funds
(cost $924,010,707) 793,523,633
Total Investment Companies
(cost $1,995,038,377) 1,835,983,160
Total Investments
(cost $1,995,038,377) — 100.0% 1,835,983,160
Liabilities in excess of other assets — 0.0%
†
(680,753)
NET ASSETS — 100.0% $ 1,835,302,407
† A mount rounds to less than 0.1%.
(a) Investment in affiliate.

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderate Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,835,983,160 $ – $ – $ 1,835,983,160
Total $ 1,835,983,160 $ – $ – $ 1,835,983,160
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Moderately Conservative Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Investment Companies 100.0%
Shares Value ($)
Equity Funds 36.6%
Nationwide International Small
Cap Fund, Class R6(a) 782,129 6,953,129
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,033,127 15,248,454
NVIT GS International Equity
Insights Fund, Class Y(a) 3,515,061 32,760,368
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 8,386,971 85,630,976
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 734,172 6,930,584
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,904,120 38,689,833
Total Equity Funds
(cost $190,050,644) 186,213,344
Fixed Income Funds 63.4%
Nationwide Bond Fund, Class
R6(a) 2,629,379 20,614,334
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,191,044 10,350,174
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 10,135,306 96,893,522
NVIT Core Bond Fund, Class
Y(a) 13,272,187 117,326,134
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,251,176 10,347,226
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,827,345 66,498,337
Total Fixed Income Funds
(cost $370,935,814) 322,029,727
Total Investment Companies
(cost $560,986,458) 508,243,071
Total Investments
(cost $560,986,458) — 100.0% 508,243,071
Liabilities in excess of other assets — 0.0%
†
(210,689)
NET ASSETS — 100.0% $ 508,032,382
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Moderately Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 508,243,071 $ – $ – $ 508,243,071
Total $ 508,243,071 $ – $ – $ 508,243,071
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Conservative Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
Investment Companies 100.0%
Shares Value ($)
Equity Funds 18.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,007,076 7,553,068
NVIT GS International Equity
Insights Fund, Class Y(a) 1,959,336 18,261,011
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 4,367,430 44,591,460
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 240,836 2,273,490
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 1,892,659 18,756,254
Total Equity Funds
(cost $89,504,931) 91,435,283
Fixed Income Funds 82.0%
Nationwide Bond Fund, Class
R6(a) 3,575,291 28,030,283
Investment Companies
Shares Value ($)
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,339,621 20,331,305
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 12,740,989 121,803,854
NVIT Core Bond Fund, Class
Y(a) 14,944,471 132,109,120
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,536,891 12,710,091
NVIT Loomis Short Term Bond
Fund, Class Y(a) 10,433,702 101,624,262
Total Fixed Income Funds
(cost $476,124,556) 416,608,915
Total Investment Companies
(cost $565,629,487) 508,044,198
Total Investments
(cost $565,629,487) — 100.0% 508,044,198
Liabilities in excess of other assets — 0.0%
†
(208,921)
NET ASSETS — 100.0% $ 507,835,277
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Conservative Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 508,044,198 $ – $ – $ 508,044,198
Total $ 508,044,198 $ – $ – $ 508,044,198
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Balanced Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
Investment Companies 100.0%
Shares Value ($)
Equity Funds 46.7%
Nationwide International Small
Cap Fund, Class R6(a) 4,060,420 36,097,133
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 8,283,101 62,123,255
NVIT GS International Equity
Insights Fund, Class Y(a) 13,945,301 129,970,201
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 31,564,687 322,275,459
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,033,633 28,637,494
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 14,258,994 141,306,627
Total Equity Funds
(cost $739,702,432) 720,410,169
Investment Companies
Shares Value ($)
Fixed Income Funds 53.3%
Nationwide Bond Fund, Class
R6(a) 6,972,669 54,665,725
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 29,164,358 278,811,260
NVIT Core Bond Fund, Class
Y(a) 35,063,768 309,963,706
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,829,790 23,402,361
NVIT Loomis Short Term Bond
Fund, Class Y(a) 15,981,596 155,660,746
Total Fixed Income Funds
(cost $953,050,085) 822,503,798
Total Investment Companies
(cost $1,692,752,517) 1,542,913,967
Total Investments
(cost $1,692,752,517) — 100.0% 1,542,913,967
Liabilities in excess of other assets — 0.0%
†
(583,121)
NET ASSETS — 100.0% $ 1,542,330,846
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Balanced Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,542,913,967 $ – $ – $ 1,542,913,967
Total $ 1,542,913,967 $ – $ – $ 1,542,913,967
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Capital Appreciation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Investment Companies 100 .0%
Shares Value ($)
Equity Funds 66.8%
Nationwide International Small
Cap Fund, Class R6(a) 8,861,478 78,778,537
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 15,290,513 114,678,845
NVIT GS International Equity
Insights Fund, Class Y(a) 18,728,787 174,552,294
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 56,938,154 581,338,556
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 6,458,956 60,972,548
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 21,238,987 210,478,364
Total Equity Funds
(cost $1,255,261,501) 1,220,799,144
Investment Companies
Shares Value ($)
Fixed Income Funds 33.2%
Nationwide Bond Fund, Class
R6(a) 4,728,349 37,070,258
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 23,017,565 220,047,920
NVIT Core Bond Fund, Class
Y(a) 31,120,043 275,101,182
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 2,236,056 18,492,186
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,729,924 55,809,460
Total Fixed Income Funds
(cost $708,954,257) 606,521,006
Total Investment Companies
(cost $1,964,215,758) 1,827,320,150
Total Investments
(cost $1,964,215,758) — 100.0% 1,827,320,150
Liabilities in excess of other assets — 0.0%
†
(681,821)
NET ASSETS — 100.0% $ 1,826,638,329
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Capital Appreciation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 1,827,320,150 $ – $ – $ 1,827,320,150
Total $ 1,827,320,150 $ – $ – $ 1,827,320,150
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Investment Companies 95.9%
Shares Value ($)
Equity Funds 45.5%
Nationwide International Small
Cap Fund, Class R6(a) 1,176,351 10,457,763
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,421,637 18,162,275
NVIT GS International Equity
Insights Fund, Class Y(a) 4,102,947 38,239,463
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 9,433,017 96,311,100
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 895,538 8,453,877
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,343,492 43,044,009
Total Equity Funds
(cost $218,785,273) 214,668,487
Investment Companies
Shares Value ($)
Fixed Income Funds 50.4%
Nationwide Bond Fund, Class
R6(a) 1,991,507 15,613,416
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,399,433 80,298,584
NVIT Core Bond Fund, Class
Y(a) 10,062,157 88,949,471
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 807,271 6,676,128
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,785,856 46,614,241
Total Fixed Income Funds
(cost $269,987,350) 238,151,840
Total Investment Companies
(cost $488,772,623) 452,820,327
Total Investments
(cost $488,772,623) — 95.9% 452,820,327
Other assets in excess of liabilities — 4.1% 19,210,577
NET ASSETS — 100.0% $ 472,030,904
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 35 12/2023 USD 3,572,625 (122,032)
Russell 2000 E-Mini Index 8 12/2023 USD 719,440 (28,571)
S&P 500 E-Mini Index 27 12/2023 USD 5,839,425 (263,856)
S&P Midcap 400 E-Mini Index 6 12/2023 USD 1,512,240 (50,175)
Net contracts (464,634)
As of September 30, 2023, the Fund had $606,152 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth & Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 452,820,327 $ – $ – $ 452,820,327
Total Assets $ 452,820,327 $ – $ – $ 452,820,327
Liabilities:
Futures Contracts $ (464,634) $ – $ – $ (464,634)
Total Liabilities $ (464,634) $ – $ – $ (464,634)
Total $ 452,355,693 $ – $ – $ 452,355,693

NVIT Blueprint
SM
Managed Growth & Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (464,634)
Total $ (464,634)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 96.9%
Shares Value ($)
Equity Funds 55.7%
Nationwide International Small
Cap Fund, Class R6(a) 3,333,834 29,637,781
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,737,250 58,029,377
NVIT GS International Equity
Insights Fund, Class Y(a) 9,151,231 85,289,477
NVIT GS Large Cap Equity
Insights Fund, Class Y(a) 27,966,810 285,541,131
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,643,818 24,957,645
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 12,621,729 125,081,333
Total Equity Funds
(cost $621,468,543) 608,536,744
Investment Companies
Shares Value ($)
Fixed Income Funds 41.2%
Nationwide Bond Fund, Class
R6(a) 3,323,760 26,058,276
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 17,446,783 166,791,245
NVIT Core Bond Fund, Class
Y(a) 19,986,384 176,679,634
NVIT DoubleLine Total Return
Tactical Fund, Class Y(a) 1,886,444 15,600,893
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,708,870 65,344,394
Total Fixed Income Funds
(cost $512,578,415) 450,474,442
Total Investment Companies
(cost $1,134,046,958) 1,059,011,186
Total Investments
(cost $1,134,046,958) — 96.9% 1,059,011,186
Other assets in excess of liabilities — 3.1% 34,171,845
NET ASSETS — 100.0% $ 1,093,183,031
(a) Investment in affiliate.
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (304) 12/2023 USD (31,030,800) 16,936
Russell 2000 E-Mini Index (71) 12/2023 USD (6,385,030) (17,322)
S&P 500 E-Mini Index (253) 12/2023 USD (54,717,575) (19,499)
S&P Midcap 400 E-Mini Index (59) 12/2023 USD (14,870,360) (51,948)
Net contracts (71,833)
As of September 30, 2023, the Fund had $5,464,142 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Blueprint
SM
Managed Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts $ 16,936 $ – $ – $ 16,936
Investment Companies 1,059,011,186 – – 1,059,011,186
Total Assets $ 1,059,028,122 $ – $ – $ 1,059,028,122
Liabilities:
Futures Contracts $ (88,769) $ – $ – $ (88,769)
Total Liabilities $ (88,769) $ – $ – $ (88,769)
Total $ 1,058,939,353 $ – $ – $ 1,058,939,353

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Blueprint
SM
Managed Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s)
in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the
Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 16,936
Total $ 16,936
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (88,769)
Total $ (88,769)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Managed Global Allocation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Investment Company 94.5%
Shares Value ($)
Alternative Assets 94.5%
BlackRock Global Allocation VI
Fund, Class I* 19,960,318 302,997,621
Total Alternative Assets
(cost $321,843,594) 302,997,621
Total Investment Company
(cost $321,843,594) 302,997,621
Total Investments
(cost $321,843,594) — 94.5% 302,997,621
Other assets in excess of liabilities — 5.5% 17,544,864
NET ASSETS — 100.0% $ 320,542,485
* Denotes a non-income producing security.
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 117 12/2023 USD 11,942,775 (380,059)
S&P 500 E-Mini Index 90 12/2023 USD 19,464,750 (818,052)
S&P Midcap 400 E-Mini Index 1 12/2023 USD 252,040 (8,482)
Net contracts (1,206,593)
As of September 30, 2023, the Fund had $1,538,859 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BlackRock Managed Global Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 302,997,621 $ – $ – $ 302,997,621
Total Assets $ 302,997,621 $ – $ – $ 302,997,621
Liabilities:
Futures Contracts $ (1,206,593) $ – $ – $ (1,206,593)
Total Liabilities $ (1,206,593) $ – $ – $ (1,206,593)
Total $ 301,791,028 $ – $ – $ 301,791,028

NVIT BlackRock Managed Global Allocation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,206,593)
Total $ (1,206,593)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT iShares
®
Fixed Income ETF Fund
Exchange Traded Funds 100 .0%
Shares Value ($)
Fixed Income Funds 100.0%
iShares Core 10+ Year USD
Bond ETF 104,619 4,943,248
iShares Core 1-5 Year USD
Bond ETF 163,753 7,594,864
iShares Core Total USD Bond
Market ETF(a) 114,305 4,996,843
iShares Core U.S. Aggregate
Bond ETF(a) 264,095 24,835,494
iShares MBS ETF 55,517 4,929,909
iShares U.S. Treasury Bond ETF 111,332 2,453,757
Total Exchange Traded Funds
(cost $57,664,940) 49,754,115
Repurchase Agreements 9 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $1,802,964,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $1,838,208.(b) 1,802,165 1,802,165
MetLife, Inc., 5.31%,
dated 9/29/2023, due
10/2/2023, repurchase price
$1,000,443, collateralized by
U.S. Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market
value $1,020,559.(b) 1,000,000 1,000,000
Pershing LLC, 5.33%,
dated 9/29/2023, due
10/2/2023, repurchase price
$2,000,889, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 10/5/2023
- 5/20/2073; total market
value $2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,802,165) 4,802,165
Total Investments
(cost $62,467,105) — 109.6% 54,556,280
Liabilities in excess of other assets — (9.6)% (4,777,990)
NET ASSETS — 100.0% $ 49,778,290
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $4,805,248, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,802,165 and by $117,573
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 5.56%, and
maturity dates ranging from 10/3/2023 – 2/15/2051, a total
value of $4,919,738.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$4,802,165.
ETF Exchange Traded Fund

NVIT iShares
®
Fixed Income ETF Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 49,754,115 $ – $ – $ 49,754,115
Repurchase Agreements – 4,802,165 – 4,802,165
Total $ 49,754,115 $ 4,802,165 $ – $ 54,556,280
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .9%
Shares Value ($)
Equity Funds 99.9%
iShares Core MSCI EAFE
ETF(a) 106,095 6,827,213
iShares Core MSCI International
Developed Markets ETF(a) 136,914 7,979,348
iShares Core S&P 500 ETF 9,987 4,288,717
iShares Core S&P Mid-Cap
ETF(a) 42,775 10,665,946
iShares Core S&P Small-Cap
ETF 18,117 1,708,977
iShares Core S&P Total US
Stock Market ETF(a) 180,413 16,993,100
iShares MSCI USA Momentum
Factor ETF 8,343 1,165,517
iShares MSCI USA Quality
Factor ETF 9,464 1,247,261
iShares MSCI USA Size Factor
ETF 9,804 1,150,794
iShares MSCI USA Value Factor
ETF(a) 12,815 1,162,577
iShares U.S. Small-Cap Equity
Factor ETF(a) 23,483 1,214,776
iShares US Equity Factor ETF(a) 126,943 5,499,171
Total Exchange Traded Funds
(cost $56,978,980) 59,903,397
Repurchase Agreements 12 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $6,307,736,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $6,431,039.(b) 6,304,940 6,304,940
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 5.33%,
dated 9/29/2023, due
10/2/2023, repurchase price
$1,000,445, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
8.00%, maturing 10/5/2023
- 5/20/2073; total market
value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $7,304,940) 7,304,940
Total Investments
(cost $64,283,920) — 112.1% 67,208,337
Liabilities in excess of other assets
— (12.1)% (7,230,447)
NET ASSETS — 100.0% $ 59,977,890
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $9,202,568, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,304,940 and by
$2,144,488 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.56%, and maturity dates ranging from 10/3/2023 –
2/15/2051, a total value of $9,449,428.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$7,304,940.
ETF Exchange Traded Fund

NVIT iShares
®
Global Equity ETF Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 59,903,397 $ – $ – $ 59,903,397
Repurchase Agreements – 7,304,940 – 7,304,940
Total $ 59,903,397 $ 7,304,940 $ – $ 67,208,337
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
Investment Company 94.3%
Shares Value ($)
Equity Fund 94.3%
American Funds Growth-Income
Fund, Class 1 11,714,126 620,731,549
Total Investment Company
(cost $552,474,584) 620,731,549
Total Investments
(cost $552,474,584) — 94.3% 620,731,549
Other assets in excess of liabilities — 5.7% 37,861,030
NET ASSETS — 100.0% $ 658,592,579
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 25 12/2023 USD 2,551,875 (68,839)
Russell 2000 E-Mini Index 2 12/2023 USD 179,860 (7,835)
S&P 500 E-Mini Index 148 12/2023 USD 32,008,700 (1,298,192)
S&P Midcap 400 E-Mini Index 10 12/2023 USD 2,520,400 (84,066)
Net contracts (1,458,932)
As of September 30, 2023, the Fund had $2,083,909 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Managed American Funds Growth-Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 620,731,549 $ – $ – $ 620,731,549
Total Assets $ 620,731,549 $ – $ – $ 620,731,549
Liabilities:
Futures Contracts $ (1,458,932) $ – $ – $ (1,458,932)
Total Liabilities $ (1,458,932) $ – $ – $ (1,458,932)
Total $ 619,272,617 $ – $ – $ 619,272,617

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Managed American Funds Growth-Income Fund
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,458,932)
Total $ (1,458,932)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Managed American Funds Asset Allocation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
Investment Companies 92.5%
Shares Value ($)
Balanced Fund 27.7%
American Balanced Fund, Class
R6 24,699,257 729,863,036
Total Balanced Fund
(cost $826,969,103) 729,863,036
Equity Funds 46.0%
American Funds Growth Fund,
Class 1 8,321,289 724,285,021
American Funds Washington
Mutual Investors Fund, Class
1 36,667,658 484,746,436
Total Equity Funds
(cost $1,495,981,092) 1,209,031,457
Investment Companies
Shares Value ($)
Fixed Income Funds 18.8%
American Funds U.S.
Government Securities Fund,
Class 1 12,753,849 123,202,179
Bond Fund of America (The),
Class R6 34,020,536 370,143,427
Total Fixed Income Funds
(cost $583,204,060) 493,345,606
Total Investment Companies
(cost $2,906,154,255) 2,432,240,099
Total Investments
(cost $2,906,154,255) — 92.5% 2,432,240,099
Other assets in excess of liabilities — 7.5% 196,888,047
NET ASSETS — 100.0% $ 2,629,128,146
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 95 12/2023 USD 9,697,125 (282,222)
Russell 2000 E-Mini Index 24 12/2023 USD 2,158,320 (89,196)
S&P 500 E-Mini Index 901 12/2023 USD 194,863,775 (8,291,783)
S&P Midcap 400 E-Mini Index 48 12/2023 USD 12,097,920 (405,987)
Net contracts (9,069,188)
As of September 30, 2023, the Fund had $12,360,652 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Managed American Funds Asset Allocation Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Investment Companies $ 2,432,240,099 $ – $ – $ 2,432,240,099
Total Assets $ 2,432,240,099 $ – $ – $ 2,432,240,099
Liabilities:
Futures Contracts $ (9,069,188) $ – $ – $ (9,069,188)
Total Liabilities $ (9,069,188) $ – $ – $ (9,069,188)
Total $ 2,423,170,911 $ – $ – $ 2,423,170,911

NVIT Managed American Funds Asset Allocation Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (9,069,188)
Total $ (9,069,188)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2023 (Unaudited) - Consolidated Statement of Investments - 1
Corporate Bonds 7.6%
Principal
Amount ($) Value ($)
NETHERLANDS 3.8%
Banks 3.8%
Nederlandse
Waterschapsbank
NV, Reg. S, 1.13%,
3/15/2024 1,400,000 1,371,620
SOUTH KOREA 3.8%
Oil, Gas & Consumable Fuels 3.8%
Harvest Operations
Corp., Reg. S, 1.00%,
4/26/2024 1,400,000 1,359,904
Total Corporate Bonds
(cost $2,744,461) 2,731,524
Foreign Government Securities 7.8%
JAPAN 3.9%
Japan Finance
Organization for
Municipalities, 2.13%,
10/25/2023 (a) 1,400,000 1,396,976
NORWAY 3.9%
Kommunalbanken
A/S, Reg. S, 0.25%,
12/8/2023 1,400,000 1,386,757
Total Foreign Government Securities
(cost $2,785,445) 2,783,733
Supranational 15.5%
New Development Bank
(The), Reg. S, 0.63%,
7/22/2024 1,400,000 1,336,789
Supranational
Principal
Amount ($) Value ($)
Asian Infrastructure
Investment Bank (The),
2.25%, 5/16/2024 1,450,000 1,419,085
Corp. Andina de Fomento ,
3.75%, 11/23/2023 1,400,000 1,395,088
Inter-American
Development Bank,
3.00%, 2/21/2024 1,400,000 1,386,084
Total Supranational
(cost $5,559,643) 5,537,046
Total Investments
(cost $11,089,549) — 30.9% 11,052,303
Other assets in excess of liabilities — 69.1% 24,683,557
NET ASSETS — 100.0%
$ 35,735,860
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $1,396,976 which represents 3.91% of net assets.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

2 - Consolidated Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Australia 10 Year Bond 77 12/2023 AUD 5,543,453 (171,974)
Euro-Bund 35 12/2023 EUR 4,760,162 (106,400)
FTSE 100 Index 42 12/2023 GBP 3,930,943 82,821
Micro Gold 122 12/2023 USD 2,276,642 (164,691)
Mini-DAX Index 38 12/2023 EUR 3,118,824 (69,690)
NASDAQ 100 Micro E-Mini Index 71 12/2023 USD 2,111,043 (87,519)
Russell 2000 E-Mini Index 25 12/2023 USD 2,248,250 (101,298)
S&P 500 E-Mini Index 128 12/2023 USD 2,768,320 (115,688)
Silver 6 12/2023 USD 673,500 (37,306)
TOPIX Index 23 12/2023 JPY 3,576,051 (10,420)
Net contracts (782,165)
As of September 30, 2023, the Fund had $1,392,564 segregated as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar

NVIT J.P.Morgan Mozaic Multi-Asset Fund - September 30, 2023 (Unaudited) - Consolidated Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds $ – $ 2,731,524 $ – $ 2,731,524
Foreign Government Securities – 2,783,733 – 2,783,733
Futures Contracts 82,821 – – 82,821
Supranational – 5,537,046 – 5,537,046
Total Assets $ 82,821 $ 11,052,303 $ – $ 11,135,124
Liabilities:
Futures Contracts $ (864,986) $ – $ – $ (864,986)
Total Liabilities $ (864,986) $ – $ – $ (864,986)
Total $ (782,165) $ 11,052,303 $ – $ 10,270,138

4 - Consolidated Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P.Morgan Mozaic Multi-Asset Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 82,821
Total $ 82,821
Liabilities:
Futures C ontracts
Commodity risk Unrealised depreciation from futures contracts $ (201,997)
Equity risk Unrealized depreciation from futures contracts (384,615)
Interest rate risk Unrealized depreciation from futures contracts (278,374)
Total $ (864,986)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 99 .0%
Shares Value ($)
BRAZIL 5 .9%
Automobile Components 0 .2%
Mahle Metal Leve SA 70,600 677,691
Banks 0 .7%
Banco Bradesco SA, ADR 565,800 1,612,530
Banco Bradesco SA 34,100 85,885
Banco do Brasil SA 20,400 191,478
Banco Santander Brasil SA, ADR 9,500 48,735
Itausa SA (Preference) 462,500 832,703
2,771,331
Diversified Consumer Services 0 .2%
YDUQS Participacoes SA 167,200 660,943
Diversified Telecommunication Services 0 .3%
Telefonica Brasil SA 137,100 1,177,742
Telefonica Brasil SA, ADR 24,800 212,040
1,389,782
Electric Utilities 0 .1%
Cia Energetica de Minas Gerais 47,109 179,006
Cia Paranaense de Energia * 5,100 45,140
224,146
Electrical Equipment 0 .3%
WEG SA 184,400 1,330,572
Household Durables 0 .0%
†
Cury Construtora e Incorporadora
SA 46,900 151,713
Insurance 0 .3%
BB Seguridade Participacoes SA 176,400 1,095,273
Porto Seguro SA * 16,100 84,207
1,179,480
Machinery 0 .3%
Marcopolo SA (Preference) 890,500 1,031,067
Randon SA Implementos e
Participacoes (Preference) 33,000 76,550
1,107,617
Metals & Mining 1 .3%
Gerdau SA (Preference) 502,700 2,413,216
Vale SA, Class B, ADR 230,800 3,092,720
5,505,936
Oil, Gas & Consumable Fuels 2 .2%
Enauta Participacoes SA 126,800 454,069
Petroleo Brasileiro SA, ADR 308,800 4,628,912
Petroleo Brasileiro SA (Preference) 643,800 4,436,688
9,519,669
24,518,880
CHILE 0 .1%
Banks 0 .0%
†
Banco de Chile 1,255,200 127,815
Marine Transportation 0 .1%
Cia Sud Americana de Vapores SA 6,057,993 363,350
491,165
CHINA 29 .9%
Automobiles 2 .4%
Beiqi Foton Motor Co. Ltd., Class
A * 209,300 99,251
BYD Co. Ltd., Class A 91,300 2,962,268
BYD Co. Ltd., Class H 111,000 3,416,733
Geely Automobile Holdings Ltd. 844,000 993,292
Li Auto, Inc., Class A * 137,400 2,457,324
9,928,868
Common Stocks
Shares Value ($)
CHINA
Banks 1 .0%
China CITIC Bank Corp. Ltd.,
Class H 2,988,000 1,387,529
China Construction Bank Corp.,
Class H 4,464,000 2,515,304
China Everbright Bank Co. Ltd.,
Class H 505,000 150,956
4,053,789
Beverages 0 .4%
Nongfu Spring Co. Ltd., Class H
Reg. S (a) 107,800 616,741
Tsingtao Brewery Co. Ltd., Class H 134,000 1,090,021
1,706,762
Broadline Retail 4 .9%
Alibaba Group Holding Ltd. * 1,260,000 13,660,158
JD.com, Inc., Class A 169,545 2,464,316
PDD Holdings, Inc., ADR * 27,600 2,706,732
Vipshop Holdings Ltd., ADR * 110,400 1,767,504
20,598,710
Building Products 0 .1%
China Lesso Group Holdings Ltd. 516,000 274,137
Capital Markets 0 .1%
China Cinda Asset Management
Co. Ltd., Class H 4,666,000 469,480
China Galaxy Securities Co. Ltd.,
Class H 296,500 152,217
621,697
Construction & Engineering 0 .4%
China Communications Services
Corp. Ltd., Class H 1,320,000 553,724
China Railway Group Ltd., Class H 1,192,000 612,721
Sinopec Engineering Group Co.
Ltd., Class H 1,313,000 590,722
1,757,167
Diversified Consumer Services 0 .2%
East Buy Holding Ltd. Reg. S *(a)
(b) 33,000 154,901
New Oriental Education &
Technology Group, Inc. * 103,600 614,029
768,930
Electrical Equipment 0 .1%
Contemporary Amperex
Technology Co. Ltd., Class A 10,480 293,799
Energy Equipment & Services 0 .0%
†
Offshore Oil Engineering Co. Ltd.,
Class A 213,100 187,537
Entertainment 1 .1%
Kingsoft Corp. Ltd. 95,200 342,674
NetEase, Inc. 150,800 3,027,394
Tencent Music Entertainment
Group, ADR * 163,300 1,041,854
4,411,922
Health Care Providers & Services 0 .6%
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H 444,000 1,276,302
Jointown Pharmaceutical Group
Co. Ltd., Class A 562,773 834,572
Sinopharm Group Co. Ltd., Class
H 106,400 308,887
2,419,761

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Hotels, Restaurants & Leisure 2 .0%
H World Group Ltd., ADR *(b) 8,300 327,269
Meituan, Class B Reg. S *(a) 405,660 5,889,106
Tongcheng Travel Holdings Ltd.
Reg. S * 165,200 361,475
Trip.com Group Ltd., ADR * 32,200 1,126,034
Trip.com Group Ltd. * 15,800 557,440
8,261,324
Household Durables 0 .2%
Gree Electric Appliances, Inc. of
Zhuhai, Class A 130,090 647,037
Industrial Conglomerates 0 .2%
CITIC Ltd. 907,000 826,691
Insurance 2 .9%
China Pacific Insurance Group Co.
Ltd., Class A 169,780 671,678
China Pacific Insurance Group Co.
Ltd., Class H 931,400 2,313,723
China Taiping Insurance Holdings
Co. Ltd. 1,479,000 1,463,961
New China Life Insurance Co. Ltd.,
Class H 481,700 1,158,080
People's Insurance Co. Group of
China Ltd. (The), Class H 5,956,000 2,127,245
Ping An Insurance Group Co. of
China Ltd., Class A 45,042 301,134
Ping An Insurance Group Co. of
China Ltd., Class H 728,500 4,126,371
12,162,192
Interactive Media & Services 5 .7%
Autohome, Inc., ADR 7,700 233,695
Baidu, Inc., Class A * 131,400 2,214,966
Kuaishou Technology Reg. S *(a) 277,300 2,202,506
Tencent Holdings Ltd. 489,800 18,982,226
23,633,393
Life Sciences Tools & Services 0 .1%
Wuxi Biologics Cayman, Inc. Reg.
S *(a) 76,000 446,363
Machinery 1 .6%
CIMC Enric Holdings Ltd. 158,000 137,546
CRRC Corp. Ltd., Class H 2,944,000 1,414,344
Sinotruk Hong Kong Ltd. 969,000 1,855,151
Weichai Power Co. Ltd., Class A 110,200 189,021
Weichai Power Co. Ltd., Class H 831,000 1,127,538
Yutong Bus Co. Ltd., Class A 808,300 1,463,941
Zhuzhou CRRC Times Electric Co.
Ltd., Class H 119,700 413,871
Zoomlion Heavy Industry Science
and Technology Co. Ltd., Class
H 473,600 257,036
6,858,448
Marine Transportation 0 .5%
COSCO SHIPPING Holdings Co.
Ltd., Class A 1,215,200 1,633,573
COSCO SHIPPING Holdings Co.
Ltd., Class H 400,500 408,795
2,042,368
Metals & Mining 0 .2%
Jiangxi Copper Co. Ltd., Class H 82,000 127,870
Common Stocks
Shares Value ($)
CHINA
Metals & Mining
Shougang Fushan Resources
Group Ltd. 2,618,000 886,806
1,014,676
Oil, Gas & Consumable Fuels 0 .8%
PetroChina Co. Ltd., Class A 762,100 832,567
PetroChina Co. Ltd., Class H 3,600,000 2,702,496
3,535,063
Pharmaceuticals 2 .1%
Apeloa Pharmaceutical Co. Ltd.,
Class A 207,100 510,387
China Medical System Holdings
Ltd. 1,105,000 1,666,481
CSPC Pharmaceutical Group Ltd. 2,840,000 2,076,091
Dong-E-E-Jiao Co. Ltd., Class A 53,900 362,052
Yunnan Baiyao Group Co. Ltd.,
Class A 556,569 4,079,674
8,694,685
Real Estate Management & Development 0 .5%
China Overseas Land &
Investment Ltd. 174,000 357,511
China Resources Land Ltd. 258,000 1,016,775
China Vanke Co. Ltd., Class H 426,800 466,186
Greentown China Holdings Ltd. 139,000 142,584
1,983,056
Software 0 .6%
360 Security Technology, Inc.,
Class A * 514,700 692,594
Beijing Kingsoft Office Software,
Inc., Class A 14,443 737,865
Kingdee International Software
Group Co. Ltd. * 709,000 869,640
2,300,099
Technology Hardware, Storage & Peripherals 1 .1%
Legend Holdings Corp., Class H
Reg. S (a) 134,400 120,076
Lenovo Group Ltd. 784,000 787,700
Shenzhen Transsion Holdings Co.
Ltd., Class A 68,699 1,373,965
Xiaomi Corp., Class B Reg. S *(a) 1,417,600 2,207,457
4,489,198
Transportation Infrastructure 0 .1%
Jiangsu Expressway Co. Ltd.,
Class H 362,000 326,156
124,243,828
GREECE 0 .8%
Hotels, Restaurants & Leisure 0 .7%
OPAP SA 181,982 3,050,547
Specialty Retail 0 .1%
JUMBO SA 9,345 257,053
3,307,600
HONG KONG 0 .3%
Electronic Equipment, Instruments & Components 0 .1%
Truly International Holdings Ltd. 2,916,000 265,582
Pharmaceuticals 0 .2%
Sino Biopharmaceutical Ltd. 3,067,000 1,111,295
1,376,877

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
INDIA 15 .7%
Aerospace & Defense 0 .2%
Bharat Dynamics Ltd. Reg. S 13,534 167,977
Bharat Electronics Ltd. 331,157 551,516
719,493
Automobile Components 0 .4%
Ceat Ltd. 24,386 622,394
MRF Ltd. 895 1,153,886
1,776,280
Automobiles 1 .2%
Eicher Motors Ltd. 29,595 1,227,508
Maruti Suzuki India Ltd. 2,571 328,575
Tata Motors Ltd. 331,394 2,512,344
Tata Motors Ltd., Class A 177,873 916,391
4,984,818
Banks 2 .0%
Bank of Baroda 193,706 499,044
Canara Bank 46,205 209,065
ICICI Bank Ltd., ADR (b) 157,231 3,635,181
IDFC First Bank Ltd. * 404,211 464,777
State Bank of India 459,858 3,311,654
8,119,721
Beverages 0 .5%
Varun Beverages Ltd. 199,118 2,266,322
Capital Markets 0 .1%
JM Financial Ltd. 404,480 420,465
Construction & Engineering 1 .6%
KNR Constructions Ltd. 128,778 440,461
Larsen & Toubro Ltd. 168,804 6,140,130
6,580,591
Construction Materials 1 .2%
Shree Cement Ltd. 3,592 1,105,313
UltraTech Cement Ltd. 39,631 3,932,650
5,037,963
Electric Utilities 0 .0%
†
Power Grid Corp. of India Ltd. 45,226 108,738
Financial Services 1 .2%
Bajaj Holdings & Investment Ltd. 4,402 376,941
L&T Finance Holdings Ltd. 443,661 709,615
Power Finance Corp. Ltd. 581,096 1,761,159
REC Ltd. 571,388 1,976,405
4,824,120
Health Care Providers & Services 0 .3%
Narayana Hrudayalaya Ltd. Reg. S 95,611 1,250,446
Hotels, Restaurants & Leisure 0 .0%
†
Indian Hotels Co. Ltd., Class A 37,884 187,089
Independent Power and Renewable Electricity Producers 0 .1%
NTPC Ltd. 169,754 501,425
Insurance 0 .4%
General Insurance Corp. of India
Reg. S (a) 126,027 341,538
Religare Enterprises Ltd. * 70,717 206,020
SBI Life Insurance Co. Ltd. Reg.
S (a) 65,023 1,021,432
1,568,990
IT Services 0 .9%
Tata Consultancy Services Ltd. 84,250 3,573,808
Machinery 0 .6%
Cochin Shipyard Ltd. Reg. S (a) 24,667 322,473
Craftsman Automation Ltd. 5,382 299,750
Common Stocks
Shares Value ($)
INDIA
Machinery
Cummins India Ltd. 54,929 1,121,510
Jamna Auto Industries Ltd. 541,168 761,829
2,505,562
Metals & Mining 1 .1%
APL Apollo Tubes Ltd. 23,190 452,922
Godawari Power and Ispat Ltd. 66,623 505,884
Jindal Stainless Ltd. 38,685 220,475
JSW Steel Ltd. 257,029 2,408,218
NMDC Ltd. 471,045 836,568
4,424,067
Oil, Gas & Consumable Fuels 0 .8%
Bharat Petroleum Corp. Ltd. 200,025 834,525
Great Eastern Shipping Co. Ltd.
(The) 104,043 1,061,770
Oil & Natural Gas Corp. Ltd. 199,353 459,738
Petronet LNG Ltd. 111,034 320,422
Reliance Industries Ltd. 23,346 655,321
3,331,776
Paper & Forest Products 0 .0%
†
Century Plyboards India Ltd. 453 3,526
Pharmaceuticals 2 .0%
Ajanta Pharma Ltd. 40,761 883,982
Aurobindo Pharma Ltd. 10,827 119,164
Cipla Ltd. 81,137 1,158,942
Dr Reddy's Laboratories Ltd., ADR 52,054 3,480,850
Lupin Ltd. 65,331 920,184
Torrent Pharmaceuticals Ltd. 21,883 508,078
Zydus Lifesciences Ltd. 229,518 1,699,937
8,771,137
Software 0 .1%
KPIT Technologies Ltd. 17,378 240,778
Tobacco 0 .7%
ITC Ltd. 572,162 3,063,238
Trading Companies & Distributors 0 .2%
IndiaMart InterMesh Ltd. Reg. S
(a) 27,986 968,241
Transportation Infrastructure 0 .1%
Adani Ports & Special Economic
Zone Ltd. 32,295 320,865
65,549,459
INDONESIA 2 .4%
Banks 2 .1%
Bank Central Asia Tbk. PT 6,670,100 3,805,417
Bank Mandiri Persero Tbk. PT 8,466,800 3,300,756
Bank Rakyat Indonesia Persero
Tbk. PT 5,491,700 1,855,915
8,962,088
Capital Markets 0 .0%
†
Saratoga Investama Sedaya Tbk.
PT 470,700 53,618
Construction Materials 0 .0%
†
Indocement Tunggal Prakarsa
Tbk. PT 212,400 136,701
Industrial Conglomerates 0 .1%
Astra International Tbk. PT 518,300 208,537
Metals & Mining 0 .1%
Aneka Tambang Tbk. 2,244,400 263,217

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
INDONESIA
Oil, Gas & Consumable Fuels 0 .1%
United Tractors Tbk. PT 308,100 562,528
10,186,689
MEXICO 2 .9%
Banks 0 .9%
Grupo Financiero Banorte SAB de
CV, Class O 354,200 2,969,568
Grupo Financiero Inbursa SAB de
CV, Class O * 337,900 664,458
3,634,026
Beverages 1 .4%
Arca Continental SAB de CV 152,302 1,383,237
Coca-Cola Femsa SAB de CV,
ADR 46,260 3,628,635
Fomento Economico Mexicano
SAB de CV, ADR 12,480 1,362,192
6,374,064
Diversified REITs 0 .1%
Fibra Uno Administracion SA de
CV 218,400 364,052
Household Products 0 .2%
Kimberly-Clark de Mexico SAB de
CV, Class A 336,186 669,382
Metals & Mining 0 .3%
Ternium SA, ADR 26,700 1,065,330
12,106,854
PERU 0 .2%
Banks 0 .2%
Credicorp Ltd. 5,800 742,226
PHILIPPINES 0 .7%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 934,390
Hotels, Restaurants & Leisure 0 .1%
Bloomberry Resorts Corp. * 1,161,000 207,182
Jollibee Foods Corp. 12,920 52,391
259,573
Independent Power and Renewable Electricity Producers 0 .1%
Aboitiz Power Corp. 567,400 335,972
Oil, Gas & Consumable Fuels 0 .1%
Semirara Mining & Power Corp.,
Class A 888,100 547,768
Transportation Infrastructure 0 .2%
International Container Terminal
Services, Inc. 172,370 629,816
2,707,519
POLAND 1 .3%
Banks 0 .3%
Bank Polska Kasa Opieki SA 26,229 602,618
Santander Bank Polska SA * 7,424 608,500
1,211,118
Insurance 0 .9%
Powszechny Zaklad Ubezpieczen
SA 375,933 3,557,031
Oil, Gas & Consumable Fuels 0 .1%
ORLEN SA 33,439 447,869
5,216,018
Common Stocks
Shares Value ($)
QATAR 0 .5%
Banks 0 .2%
Commercial Bank PSQC (The) 195,702 290,388
Qatar Islamic Bank SAQ 32,889 167,645
Qatar National Bank QPSC 67,806 286,859
744,892
Chemicals 0 .0%
†
Mesaieed Petrochemical Holding
Co. 123,227 62,792
Energy Equipment & Services 0 .1%
Gulf International Services QSC 282,449 227,327
Multi-Utilities 0 .2%
Qatar Electricity & Water Co. QSC 197,266 951,581
1,986,592
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 548,744,000 0
0
Chemicals 0 .0%
†
PhosAgro PJSC Reg. S *^∞ 7,500 0
PhosAgro PJSC, GDR Reg. S *^∞ 48 0
0
0
SAUDI ARABIA 3 .6%
Banks 1 .4%
Al Rajhi Bank 28,903 523,338
Arab National Bank 211,926 1,355,349
Riyad Bank 288,835 2,137,027
Saudi Awwal Bank 154,016 1,416,767
Saudi Investment Bank (The) 82,003 345,352
Saudi National Bank (The) 44,660 390,889
6,168,722
Building Products 0 .1%
Bawan Co. 59,129 518,715
Chemicals 0 .0%
†
Sahara International
Petrochemical Co. 15,230 153,631
Construction Materials 0 .3%
City Cement Co. 18,580 91,964
Hail Cement Co. 73,625 240,275
Saudi Cement Co. 54,745 762,014
1,094,253
Consumer Staples Distribution & Retail 0 .0%
†
Abdullah Al Othaim Markets Co. 54,890 198,543
Food Products 0 .1%
Almarai Co. JSC 9,070 154,082
Savola Group (The) 5,674 54,378
208,460
Health Care Providers & Services 0 .3%
Al Hammadi Holding 32,541 451,535
Dr Sulaiman Al Habib Medical
Services Group Co. 1,542 96,830
Mouwasat Medical Services Co. 7,086 194,379
National Medical Care Co. 2,763 90,440
Saudi Chemical Co. Holding 371,460 453,076
1,286,260
Insurance 0 .2%
Bupa Arabia for Cooperative
Insurance Co. 14,935 828,069

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
SAUDI ARABIA
Oil, Gas & Consumable Fuels 1 .1%
Aldrees Petroleum and Transport
Services Co. 56,816 2,126,596
Saudi Arabian Oil Co. Reg. S (a) 242,745 2,265,500
4,392,096
Transportation Infrastructure 0 .1%
Saudi Industrial Services Co. 45,569 317,658
15,166,407
SOUTH AFRICA 2 .5%
Banks 0 .1%
Absa Group Ltd. 52,241 480,502
Broadline Retail 0 .2%
Naspers Ltd., Class N 6,277 1,001,701
Capital Markets 0 .1%
Investec Ltd. 78,694 449,390
Financial Services 1 .5%
FirstRand Ltd. 1,694,035 5,709,207
Remgro Ltd. 12,784 100,245
5,809,452
Hotels, Restaurants & Leisure 0 .1%
Sun International Ltd. 173,110 381,900
Insurance 0 .5%
Momentum Metropolitan Holdings 225,857 235,161
Old Mutual Ltd. 672,524 428,740
Sanlam Ltd. 461,367 1,596,223
2,260,124
10,383,069
SOUTH KOREA 12 .7%
Aerospace & Defense 0 .1%
Hanwha Aerospace Co. Ltd. 3,638 281,931
Automobile Components 0 .4%
Hankook Tire & Technology Co.
Ltd. 21,374 625,651
Hyundai Mobis Co. Ltd. 2,177 387,844
Sebang Global Battery Co. Ltd. 7,317 320,358
SL Corp. 5,987 144,585
SNT Motiv Co. Ltd. 3,318 107,171
1,585,609
Automobiles 2 .8%
Hyundai Motor Co. 37,737 5,342,248
Hyundai Motor Co. (Preference) 1,322 101,878
Kia Corp. 100,078 6,006,722
11,450,848
Banks 2 .1%
DGB Financial Group, Inc. 69,783 406,261
Hana Financial Group, Inc. 63,821 2,007,068
KB Financial Group, Inc. 88,932 3,657,810
Shinhan Financial Group Co. Ltd. 105,790 2,793,449
8,864,588
Capital Markets 0 .1%
Korea Investment Holdings Co.
Ltd. 6,331 249,012
Chemicals 0 .2%
Ecopro Co. Ltd. 1,007 664,360
Hyosung TNC Corp. 1,414 368,676
1,033,036
Financial Services 0 .4%
Meritz Financial Group, Inc. 42,538 1,739,722
Common Stocks
Shares Value ($)
SOUTH KOREA
Industrial Conglomerates 1 .1%
GS Holdings Corp. 32,095 945,518
Samsung C&T Corp. 44,325 3,526,852
4,472,370
Insurance 0 .6%
DB Insurance Co. Ltd. 18,522 1,226,688
Korean Reinsurance Co. 99,883 609,737
Samsung Fire & Marine Insurance
Co. Ltd. 2,826 544,262
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 1,072 150,222
2,530,909
Interactive Media & Services 0 .1%
NAVER Corp. 1,902 283,832
Machinery 0 .7%
HD Hyundai Construction
Equipment Co. Ltd. 17,536 948,873
HD Hyundai Infracore Co. Ltd. 60,138 473,228
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 12,800 1,052,500
Hyundai Rotem Co. Ltd. * 4,343 89,458
Samsung Heavy Industries Co.
Ltd. * 40,126 233,171
2,797,230
Metals & Mining 0 .2%
Hyundai Steel Co. 8,833 248,947
POSCO Holdings, Inc. 1,650 646,584
895,531
Pharmaceuticals 0 .0%
†
Chong Kun Dang Pharmaceutical
Corp. 2,299 159,376
Semiconductors & Semiconductor Equipment 0 .2%
Hanmi Semiconductor Co. Ltd. 20,865 821,927
TechWing, Inc. 35,215 175,744
997,671
Software 0 .0%
†
Douzone Bizon Co. Ltd. 7,078 152,056
Technology Hardware, Storage & Peripherals 3 .7%
Samsung Electronics Co. Ltd. 262,263 13,287,546
Samsung Electronics Co. Ltd.
(Preference) 47,509 1,918,064
15,205,610
52,699,331
TAIWAN 15 .3%
Automobile Components 0 .0%
†
Depo Auto Parts Ind Co. Ltd. 25,000 103,877
Automobiles 0 .2%
China Motor Corp. 232,000 701,320
Containers & Packaging 0 .0%
†
Ton Yi Industrial Corp. 277,000 141,621
Electronic Equipment, Instruments & Components 1 .4%
Hon Hai Precision Industry Co.
Ltd. 965,000 3,110,845
Primax Electronics Ltd. 142,000 304,669
Supreme Electronics Co. Ltd. 1,120,000 1,912,673
Taiwan Surface Mounting
Technology Corp. 139,000 396,161
5,724,348

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Metals & Mining 0 .3%
EVERGREEN Steel Corp. 106,000 233,247
Tung Ho Steel Enterprise Corp. 547,000 1,027,833
1,261,080
Semiconductors & Semiconductor Equipment 8 .2%
ASE Technology Holding Co. Ltd. 993,000 3,373,761
Chipbond Technology Corp. 743,000 1,570,503
eMemory Technology, Inc. 7,000 437,933
Everlight Electronics Co. Ltd. 383,000 556,678
ITE Technology, Inc. 91,000 444,607
Keystone Microtech Corp. 21,000 127,673
Materials Analysis Technology, Inc. 23,000 188,087
MediaTek, Inc. 111,000 2,535,846
MPI Corp. 11,000 69,978
Novatek Microelectronics Corp. 156,000 2,046,743
Radiant Opto-Electronics Corp. 286,000 1,089,818
Sino-American Silicon Products,
Inc. 237,000 1,156,036
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,258,000 20,414,939
34,012,602
Technology Hardware, Storage & Peripherals 5 .2%
Advantech Co. Ltd. 132,087 1,417,993
Asia Vital Components Co. Ltd. 61,000 646,327
ASROCK, Inc. 43,000 283,080
Catcher Technology Co. Ltd. 214,000 1,212,676
Chicony Electronics Co. Ltd. 375,000 1,344,948
Clevo Co. 141,000 138,112
Compal Electronics, Inc. 2,711,000 2,589,440
Darfon Electronics Corp. 105,000 140,438
Elitegroup Computer Systems Co.
Ltd. 212,000 194,891
Getac Holdings Corp. 567,000 1,364,262
Gigabyte Technology Co. Ltd. 92,000 805,061
IEI Integration Corp. 301,000 739,236
Innodisk Corp. 44,278 409,319
Lite-On Technology Corp. 661,000 2,512,512
Micro-Star International Co. Ltd. 259,000 1,317,503
Mitac Holdings Corp. 250,000 318,230
Pegatron Corp. 752,000 1,786,642
Quanta Computer, Inc. 505,000 3,762,302
Transcend Information, Inc. 66,000 148,514
Wistron Corp. 204,000 644,249
21,775,735
63,720,583
THAILAND 2 .4%
Banks 0 .8%
Krung Thai Bank PCL 3,365,900 1,754,753
Thanachart Capital PCL 91,900 126,171
TMBThanachart Bank PCL 26,896,900 1,269,938
3,150,862
Health Care Providers & Services 0 .7%
Bumrungrad Hospital PCL 421,100 3,091,513
Independent Power and Renewable Electricity Producers 0 .5%
Gulf Energy Development PCL 1,649,400 2,060,855
Oil, Gas & Consumable Fuels 0 .4%
PTT PCL 1,945,900 1,787,444
10,090,674
Common Stocks
Shares Value ($)
TURKEY 0 .8%
Automobiles 0 .1%
Tofas Turk Otomobil Fabrikasi A/S 46,404 497,391
Industrial Conglomerates 0 .4%
KOC Holding A/S 333,098 1,771,433
Passenger Airlines 0 .3%
Turk Hava Yollari AO * 130,573 1,149,135
3,417,959
UNITED ARAB EMIRATES 1 .0%
Banks 0 .5%
Abu Dhabi Commercial Bank
PJSC 101,255 238,507
Abu Dhabi Islamic Bank PJSC 193,762 593,845
Dubai Islamic Bank PJSC 394,838 628,904
Emirates NBD Bank PJSC 148,674 720,665
2,181,921
Passenger Airlines 0 .5%
Air Arabia PJSC 2,608,363 1,995,429
4,177,350
Total Common Stocks
(cost $418,085,844) 412,089,080
Repurchase Agreement 0 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$839,661, collateralized by
U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $856,074.(c) 839,288 839,288
Total Repurchase Agreement
(cost $839,288) 839,288
Total Investments
(cost $418,925,132) — 99.2% 412,928,368
Other assets in excess of liabilities — 0.8% 3,259,875
NET ASSETS — 100.0%
$ 416,188,243

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $16,556,334 which represents 3.98% of net
assets.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $827,886, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $839,288.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $839,288.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Emerging Markets Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,001,424 $ – $ 1,001,424
Automobile Components 677,691 3,465,766 – 4,143,457
Automobiles – 27,563,245 – 27,563,245
Banks 10,910,579 41,237,412 – 52,147,991
Beverages 6,374,064 3,973,084 – 10,347,148
Broadline Retail 4,474,236 17,126,175 – 21,600,411
Building Products – 792,852 – 792,852
Capital Markets – 1,794,182 – 1,794,182
Chemicals – 1,249,459 – 1,249,459
Construction & Engineering – 8,337,758 – 8,337,758
Construction Materials – 6,268,917 – 6,268,917
Consumer Staples Distribution & Retail – 198,543 – 198,543
Containers & Packaging – 141,621 – 141,621
Diversified Consumer Services 660,943 768,930 – 1,429,873
Diversified REITs 364,052 – – 364,052
Diversified Telecommunication Services 1,389,782 – – 1,389,782
Electric Utilities 224,146 108,738 – 332,884
Electrical Equipment 1,330,572 293,799 – 1,624,371
Electronic Equipment, Instruments &
Components – 5,989,930 – 5,989,930
Energy Equipment & Services – 414,864 – 414,864
Entertainment 1,041,854 3,370,068 – 4,411,922
Financial Services – 12,373,294 – 12,373,294
Food Products – 208,460 – 208,460
Health Care Providers & Services – 8,047,980 – 8,047,980
Hotels, Restaurants & Leisure 1,453,303 10,687,130 – 12,140,433
Household Durables 151,713 647,037 – 798,750
Household Products 669,382 – – 669,382
Independent Power and Renewable
Electricity Producers – 2,898,252 – 2,898,252
Industrial Conglomerates – 7,279,031 – 7,279,031
Insurance 1,179,480 22,907,315 – 24,086,795
Interactive Media & Services 233,695 23,683,530 – 23,917,225
IT Services – 3,573,808 – 3,573,808
Life Sciences Tools & Services – 446,363 – 446,363
Machinery 1,107,617 12,161,240 – 13,268,857
Marine Transportation 363,350 2,042,368 – 2,405,718
Metals & Mining 6,571,266 7,858,571 – 14,429,837
Multi-Utilities – 951,581 – 951,581
Oil, Gas & Consumable Fuels 9,519,669 14,604,544 – 24,124,213
Paper & Forest Products – 3,526 – 3,526
Passenger Airlines – 3,144,564 – 3,144,564
Pharmaceuticals 3,480,850 15,255,643 – 18,736,493
Real Estate Management & Development – 1,983,056 – 1,983,056
Semiconductors & Semiconductor
Equipment – 35,010,273 – 35,010,273
Software – 2,692,933 – 2,692,933
Specialty Retail – 257,053 – 257,053
Technology Hardware, Storage &
Peripherals – 41,470,543 – 41,470,543
Tobacco – 3,063,238 – 3,063,238
Trading Companies & Distributors – 968,241 – 968,241
Transportation Infrastructure – 1,594,495 – 1,594,495
Total Common Stocks $ 52,178,244 $ 359,910,836 $ – $ 412,089,080
Repurchase Agreement – 839,288 – 839,288
Total $ 52,178,244 $ 360,750,124 $ – $ 412,928,368

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Emerging Markets Equity Insights Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2023, the Fund had no open futures contracts.
As of September 30, 2023, the Fund held four common stocks investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) (3,933,847) (3,933,847)
Purchases — —
Sales (917,584) (917,584)
Change in Unrealized Appreciation/Depreciation 4,851,431 4,851,431
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ — $ —
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 7.4%
Banks 1.6%
ANZ Group Holdings Ltd. 201,888 3,321,605
Commonwealth Bank of Australia 112,881 7,192,616
National Australia Bank Ltd. 22,527 420,533
10,934,754
Capital Markets 0.4%
Macquarie Group Ltd. 26,470 2,848,155
Commercial Services & Supplies 0.1%
Brambles Ltd. 100,349 923,576
Consumer Staples Distribution & Retail 1.0%
Woolworths Group Ltd. 278,748 6,715,885
Diversified Telecommunication Services 0.3%
Telstra Group Ltd. 744,717 1,841,590
Financial Services 0.1%
Challenger Ltd. 65,190 269,298
Helia Group Ltd. 134,188 300,935
570,233
Health Care Equipment & Supplies 0.3%
Cochlear Ltd. 14,165 2,321,970
Insurance 0.4%
Insurance Australia Group Ltd. 562,234 2,054,053
Suncorp Group Ltd. 61,798 557,099
2,611,152
Metals & Mining 1.8%
BHP Group Ltd. 253,799 7,196,616
BlueScope Steel Ltd. 64,141 801,034
Glencore plc 533,093 3,048,656
Perenti Ltd. * 317,487 220,170
Perseus Mining Ltd. 629,280 660,422
Rio Tinto plc, ADR (a) 14,742 938,181
12,865,079
Oil, Gas & Consumable Fuels 0.6%
Whitehaven Coal Ltd. 60,227 273,795
Woodside Energy Group Ltd. 178,850 4,166,940
4,440,735
Retail REITs 0.7%
Scentre Group 2,266,533 3,605,634
Vicinity Ltd. 1,001,020 1,091,022
4,696,656
Software 0.1%
Technology One Ltd. 66,726 663,707
51,433,492
AUSTRIA 0.5%
Banks 0.5%
BAWAG Group AG Reg. S *(b) 31,835 1,462,523
Erste Group Bank AG 50,231 1,735,238
Raiffeisen Bank International AG * 29,365 426,288
3,624,049
BELGIUM 0.2%
Banks 0.0%
†
KBC Ancora 5,525 225,858
Consumer Staples Distribution & Retail 0.0%
†
Etablissements Franz Colruyt NV 5,403 233,829
Insurance 0.1%
Ageas SA/NV 13,470 555,488
Common Stocks
Shares Value ($)
BELGIUM
Oil, Gas & Consumable Fuels 0.1%
Euronav NV 30,745 498,010
1,513,185
CHINA 0.6%
Broadline Retail 0.4%
Prosus NV * 94,817 2,794,216
Machinery 0.2%
Yangzijiang Shipbuilding Holdings
Ltd. 1,321,700 1,603,883
4,398,099
DENMARK 2.5%
Banks 0.4%
Jyske Bank A/S (Registered) * 23,652 1,728,346
Sydbank A/S 20,557 978,862
2,707,208
Biotechnology 0.4%
Genmab A/S * 7,754 2,743,988
Marine Transportation 0.2%
AP Moller - Maersk A/S
, Class A
359 636,931
AP Moller - Maersk A/S
, Class B
610 1,099,285
1,736,216
Pharmaceuticals 1.3%
Novo Nordisk A/S
, Class B
101,344 9,218,842
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 11,352 1,170,264
17,576,518
FINLAND 1.5%
Banks 0.6%
Nordea Bank Abp 350,873 3,855,683
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ
, Class B
17,188 307,448
Insurance 0.8%
Sampo OYJ
, Class A
117,763 5,091,151
Machinery 0.1%
Konecranes OYJ 19,534 647,289
Paper & Forest Products 0.0%
†
UPM- Kymmene OYJ 5,945 203,342
Real Estate Management & Development 0.0%
†
Kojamo OYJ 26,998 238,148
10,343,061
FRANCE 10.3%
Aerospace & Defense 2.4%
Airbus SE 14,233 1,904,125
Dassault Aviation SA 27,315 5,137,817
Safran SA 31,789 4,970,337
Thales SA 30,046 4,215,853
16,228,132
Banks 0.1%
Societe Generale SA 29,587 715,717
Building Products 0.1%
Cie de Saint-Gobain SA 16,157 967,942
Chemicals 1.1%
Air Liquide SA 41,925 7,065,075
Arkema SA 4,380 431,901
7,496,976

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering 1.0%
Eiffage SA 48,220 4,580,369
Vinci SA 24,502 2,712,536
7,292,905
Electrical Equipment 0.8%
Legrand SA 58,594 5,377,565
Nexans SA 5,122 414,298
5,791,863
Energy Equipment & Services 0.1%
Vallourec SACA *(a) 31,091 377,920
Financial Services 0.3%
Edenred SE 34,417 2,150,385
Hotels, Restaurants & Leisure 0.1%
La Francaise des Jeux SAEM
Reg. S (b) 30,825 1,001,053
Insurance 0.0%
†
SCOR SE 7,305 227,572
IT Services 0.0%
†
Alten SA 1,486 195,041
Multi-Utilities 1.1%
Engie SA 321,137 4,924,125
Veolia Environnement SA 85,040 2,460,218
7,384,343
Office REITs 0.0%
†
Gecina SA 2,366 240,948
Pharmaceuticals 0.2%
Ipsen SA 12,605 1,650,977
Software 0.7%
Dassault Systemes SE 127,461 4,738,838
Textiles, Apparel & Luxury Goods 1.8%
Hermes International SCA 4,847 8,811,334
LVMH Moet Hennessy Louis
Vuitton SE 3,968 2,993,565
11,804,899
Trading Companies & Distributors 0.5%
Rexel SA 168,682 3,775,268
72,040,779
GERMANY 9.7%
Aerospace & Defense 0.3%
MTU Aero Engines AG 9,761 1,773,444
Automobiles 1.5%
Bayerische Motoren Werke AG 41,844 4,262,206
Bayerische Motoren Werke AG
(Preference) 26,403 2,465,170
Mercedes-Benz Group AG 24,379 1,698,049
Porsche Automobil Holding SE
(Preference) 37,498 1,848,509
10,273,934
Banks 0.1%
Commerzbank AG 54,595 622,864
Capital Markets 0.2%
Deutsche Bank AG (Registered) 116,600 1,287,544
DWS Group GmbH & Co. KGaA
Reg. S (b) 7,308 248,735
1,536,279
Chemicals 0.2%
BASF SE 32,479 1,474,301
Common Stocks
Shares Value ($)
GERMANY
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG
(Registered) 81,606 1,713,680
Health Care Providers & Services 0.1%
Fresenius SE & Co. KGaA 12,739 397,104
Health Care Technology 0.0%
†
CompuGroup Medical SE & Co.
KgaA 5,534 216,923
Household Products 0.4%
Henkel AG & Co. KGaA 23,011 1,453,113
Henkel AG & Co. KGaA
(Preference) 23,396 1,669,828
3,122,941
Industrial Conglomerates 0.4%
Siemens AG (Registered) 20,746 2,974,215
Insurance 1.8%
Allianz SE (Registered) 1,235 294,500
Hannover Rueck SE 10,882 2,391,302
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 25,189 9,826,942
12,512,744
Machinery 0.1%
GEA Group AG 25,069 926,623
Multi-Utilities 1.0%
E.ON SE 584,765 6,926,861
Personal Care Products 0.0%
†
Beiersdorf AG 586 75,667
Pharmaceuticals 0.2%
Bayer AG (Registered) 18,639 895,229
Merck KGaA 3,420 571,622
1,466,851
Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG 129,571 4,297,213
Software 2.1%
SAP SE 102,476 13,301,999
TeamViewer SE *(b) 55,533 936,116
14,238,115
Trading Companies & Distributors 0.5%
Brenntag SE 42,957 3,335,831
67,885,590
HONG KONG 1.4%
Industrial Conglomerates 0.4%
Jardine Matheson Holdings Ltd. 59,300 2,751,561
Insurance 0.8%
AIA Group Ltd. 744,200 6,019,884
Real Estate Management & Development 0.2%
Swire Pacific Ltd.
, Class A
179,000 1,208,523
9,979,968
ISRAEL 0.1%
Financial Services 0.1%
Plus500 Ltd. 46,731 783,166
ITALY 1.1%
Banks 0.6%
Banca Popolare di Sondrio SpA 95,368 491,316
Banco BPM SpA 367,706 1,754,130

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks
Shares Value ($)
ITALY
Banks
Credito Emiliano SpA 27,047 222,321
UniCredit SpA 66,461 1,590,364
4,058,131
Capital Markets 0.0%
†
Banca Generali SpA 8,641 305,317
Electrical Equipment 0.0%
†
Prysmian SpA 4,370 175,323
Energy Equipment & Services 0.1%
Saipem SpA * 322,523 490,988
Financial Services 0.2%
Banca Mediolanum SpA 145,376 1,241,142
Insurance 0.2%
Unipol Gruppo SpA 217,866 1,177,927
7,448,828
JAPAN 24.7%
Air Freight & Logistics 0.1%
Nippon Express Holdings, Inc. 20,000 1,043,541
Automobile Components 0.9%
Aisan Industry Co. Ltd. 55,400 495,361
Aisin Corp. 129,900 4,906,388
Exedy Corp. 8,200 143,334
FCC Co. Ltd. (a) 33,400 420,160
KYB Corp. (a) 10,600 342,725
6,307,968
Automobiles 2.7%
Honda Motor Co. Ltd. 355,200 3,993,955
Isuzu Motors Ltd. 58,000 728,987
Mazda Motor Corp. 314,200 3,562,310
Mitsubishi Motors Corp. 145,800 634,602
Nissan Motor Co. Ltd. 846,700 3,734,802
Subaru Corp. 161,800 3,143,067
Toyota Motor Corp. 123,100 2,212,016
18,009,739
Banks 1.1%
Mitsubishi UFJ Financial Group,
Inc. 832,300 7,059,518
Sumitomo Mitsui Trust Holdings,
Inc. 18,400 691,084
7,750,602
Broadline Retail 0.5%
Isetan Mitsukoshi Holdings Ltd. (a) 78,200 905,609
J Front Retailing Co. Ltd. 23,000 235,204
Takashimaya Co. Ltd. 139,900 2,040,438
3,181,251
Capital Markets 0.2%
Okasan Securities Group, Inc. 142,100 660,410
Tokai Tokyo Financial Holdings,
Inc. 211,900 687,310
1,347,720
Chemicals 0.8%
Air Water, Inc. (a) 102,200 1,273,212
Asahi Kasei Corp. 559,300 3,515,638
UBE Corp. (a) 36,700 618,836
5,407,686
Commercial Services & Supplies 0.5%
Dai Nippon Printing Co. Ltd. 43,900 1,141,816
Itoki Corp. (a) 106,400 1,072,766
Kokuyo Co. Ltd. 52,000 824,702
Common Stocks
Shares Value ($)
JAPAN
Commercial Services & Supplies
Okamura Corp. 32,600 492,782
Pilot Corp. 8,200 281,312
3,813,378
Construction & Engineering 0.2%
Kajima Corp. 33,200 540,295
Toyo Construction Co. Ltd. 63,100 514,102
1,054,397
Consumer Staples Distribution & Retail 0.7%
H2O Retailing Corp. 62,000 752,392
Life Corp. 5,400 131,445
Mitsubishi Shokuhin Co. Ltd. 16,300 425,095
Seven & i Holdings Co. Ltd. 95,700 3,747,572
5,056,504
Diversified Telecommunication Services 0.1%
Nippon Telegraph & Telephone
Corp. 817,800 965,902
Electric Utilities 0.1%
Chubu Electric Power Co., Inc. 49,700 635,767
Shikoku Electric Power Co., Inc. 44,700 305,493
941,260
Entertainment 0.0%
†
Gree , Inc. 18,700 74,412
Financial Services 1.5%
Mitsubishi HC Capital, Inc. 743,200 4,950,101
ORIX Corp. 209,200 3,906,155
Tokyo Century Corp. 46,500 1,854,614
10,710,870
Ground Transportation 0.1%
Kyushu Railway Co. 8,800 187,155
Nikkon Holdings Co. Ltd. 19,300 407,980
595,135
Hotels, Restaurants & Leisure 0.5%
Heiwa Corp. (a) 65,000 932,469
HIS Co. Ltd. *(a) 23,400 282,709
Kyoritsu Maintenance Co. Ltd. (a) 10,000 416,195
Oriental Land Co. Ltd. (a) 52,400 1,720,214
3,351,587
Household Durables 0.7%
Sekisui Chemical Co. Ltd. 211,200 3,040,393
Sekisui House Ltd. 84,200 1,676,509
4,716,902
Insurance 1.4%
MS&AD Insurance Group
Holdings, Inc. 57,300 2,095,770
Sompo Holdings, Inc. 50,900 2,178,780
T&D Holdings, Inc. 79,900 1,311,724
Tokio Marine Holdings, Inc. 189,300 4,363,812
9,950,086
IT Services 0.6%
Fujitsu Ltd. 7,600 894,192
NEC Corp. 48,800 2,695,402
Otsuka Corp. 10,500 444,609
TIS, Inc. 16,700 367,585
4,401,788
Leisure Products 0.2%
Mars Group Holdings Corp. (a) 23,500 437,699
Sankyo Co. Ltd. 28,600 1,305,770
1,743,469
Machinery 1.0%
Komatsu Ltd. 15,000 405,369
Mitsubishi Heavy Industries Ltd. 10,200 571,467

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
JAPAN
Machinery
Mitsubishi Logisnext Co. Ltd. 39,500 360,654
Shinmaywa Industries Ltd. 51,300 437,311
Sumitomo Heavy Industries Ltd. 200,500 5,083,146
6,857,947
Marine Transportation 0.2%
Iino Kaiun Kaisha Ltd. 36,300 254,671
Nippon Yusen KK 47,800 1,238,658
1,493,329
Media 0.0%
†
SKY Perfect JSAT Holdings, Inc. 44,500 207,443
Metals & Mining 1.8%
JFE Holdings, Inc. (a) 380,000 5,583,740
Kobe Steel Ltd. (a) 316,000 4,092,958
Maruichi Steel Tube Ltd. 25,600 636,768
Nakayama Steel Works Ltd. (a) 48,000 290,433
Nippon Steel Corp. (a) 70,000 1,640,612
12,244,511
Oil, Gas & Consumable Fuels 0.2%
Inpex Corp. 93,900 1,409,196
Pharmaceuticals 2.0%
Astellas Pharma, Inc. 52,100 719,626
Ono Pharmaceutical Co. Ltd. 214,300 4,110,220
Otsuka Holdings Co. Ltd. 130,900 4,656,737
Santen Pharmaceutical Co. Ltd. 201,000 1,841,115
Shionogi & Co. Ltd. 30,200 1,350,402
Sumitomo Pharma Co. Ltd. 164,900 592,749
Towa Pharmaceutical Co. Ltd. 30,500 582,500
13,853,349
Real Estate Management & Development 2.8%
Daiwa House Industry Co. Ltd. 96,600 2,593,992
Hulic Co. Ltd. 24,100 216,142
Mitsubishi Estate Co. Ltd. 335,100 4,380,505
Mitsui Fudosan Co. Ltd. 127,100 2,799,429
Sumitomo Realty & Development
Co. Ltd. 116,400 3,023,815
Tokyu Fudosan Holdings Corp. 959,500 5,896,316
18,910,199
Semiconductors & Semiconductor Equipment 1.4%
Axell Corp. 11,300 141,472
Mimasu Semiconductor Industry
Co. Ltd. 14,600 271,377
Renesas Electronics Corp. * 46,800 718,030
SCREEN Holdings Co. Ltd. 96,000 4,660,987
SUMCO Corp. 154,700 2,011,976
Tokyo Electron Ltd. 10,100 1,374,456
Tokyo Seimitsu Co. Ltd. 4,100 205,224
Yamaichi Electronics Co. Ltd. (a) 33,000 378,901
9,762,423
Software 0.2%
Computer Engineering &
Consulting Ltd. 20,500 218,774
Trend Micro, Inc. 30,400 1,151,710
1,370,484
Specialty Retail 0.0%
†
Yellow Hat Ltd. 19,200 243,599
Trading Companies & Distributors 1.2%
ITOCHU Corp. 67,900 2,453,243
Mitsubishi Corp. 18,100 862,296
Sumitomo Corp. 137,700 2,746,915
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors
Toyota Tsusho Corp. 40,900 2,403,809
8,466,263
Transportation Infrastructure 0.1%
Kamigumi Co. Ltd. (a) 38,800 799,247
Wireless Telecommunication Services 0.9%
KDDI Corp. 89,700 2,745,833
SoftBank Group Corp. 90,000 3,808,941
6,554,774
172,596,961
MALTA 0.1%
Hotels, Restaurants & Leisure 0.1%
Kambi Group plc * 32,765 486,901
NETHERLANDS 4.6%
Banks 0.0%
†
ABN AMRO Bank NV, CVA Reg.
S (b) 24,489 346,759
Beverages 0.3%
Heineken Holding NV 28,548 2,148,546
Capital Markets 0.0%
†
Van Lanschot Kempen NV, CVA 8,237 220,909
Consumer Staples Distribution & Retail 0.8%
Koninklijke Ahold Delhaize NV 190,277 5,737,442
Financial Services 0.2%
EXOR NV (a) 12,866 1,140,482
Oil, Gas & Consumable Fuels 1.3%
Shell plc 286,056 9,220,636
Semiconductors & Semiconductor Equipment 2.0%
ASML Holding NV 22,261 13,072,528
31,887,302
NEW ZEALAND 0.3%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 118,582 341,851
Software 0.3%
Xero Ltd. * 21,538 1,561,316
1,903,167
NORWAY 0.6%
Aerospace & Defense 0.3%
Kongsberg Gruppen ASA 42,429 1,747,237
Banks 0.0%
†
DNB Bank ASA 6,278 126,448
Energy Equipment & Services 0.2%
Aker Solutions ASA Reg. S 103,660 418,335
PGS ASA * 636,408 554,294
TGS ASA 40,925 556,303
1,528,932
Insurance 0.0%
†
Protector Forsikring ASA 13,095 212,829
Marine Transportation 0.1%
Hoegh Autoliners ASA 37,089 266,560
Stolt-Nielsen Ltd. 7,871 228,031
Wallenius Wilhelmsen ASA 47,326 374,127
868,718
4,484,164

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.2%
Jeronimo Martins SGPS SA 61,544 1,381,240
SINGAPORE 0.7%
Banks 0.2%
Oversea-Chinese Banking Corp.
Ltd. 35,200 328,749
United Overseas Bank Ltd. 71,400 1,486,350
1,815,099
Industrial Conglomerates 0.2%
Keppel Corp. Ltd. 267,400 1,327,189
Multi-Utilities 0.2%
Sembcorp Industries Ltd. 355,000 1,319,756
Oil, Gas & Consumable Fuels 0.1%
Hafnia Ltd. 86,732 539,114
5,001,158
SOUTH AFRICA 0.1%
Metals & Mining 0.1%
Anglo American plc 37,096 1,027,052
SPAIN 2.9%
Banks 1.0%
Banco Bilbao Vizcaya Argentaria
SA 161,117 1,311,901
Banco Santander SA 802,449 3,047,198
Bankinter SA (a) 408,722 2,605,465
6,964,564
Hotels, Restaurants & Leisure 0.6%
Amadeus IT Group SA 71,861 4,330,609
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 52,089 857,468
Specialty Retail 1.2%
Industria de Diseno Textil SA 215,030 8,003,270
20,155,911
SWEDEN 6.2%
Aerospace & Defense 0.3%
Saab AB
, Class B
40,300 2,049,361
Automobiles 0.1%
Volvo Car AB
, Class B
* 152,403 615,879
Banks 0.6%
Skandinaviska Enskilda Banken
AB
, Class A
170,748 2,033,797
Swedbank AB
, Class A
112,320 2,067,826
4,101,623
Biotechnology 0.2%
Swedish Orphan Biovitrum AB *(a) 67,129 1,373,115
Electronic Equipment, Instruments & Components 0.4%
Hexagon AB
, Class B
309,404 2,633,313
Financial Services 1.5%
Investor AB
, Class A
32,771 620,397
Investor AB
, Class B
512,343 9,806,569
10,426,966
Hotels, Restaurants & Leisure 0.5%
Evolution AB Reg. S (b) 32,196 3,244,322
Household Products 0.1%
Essity AB
, Class B
23,652 509,707
Common Stocks
Shares Value ($)
SWEDEN
Machinery 2.2%
Atlas Copco AB
, Class B
26,566 310,352
Epiroc AB
, Class B
131,103 2,096,277
Sandvik AB 41,326 757,674
SKF AB
, Class B
179,291 2,972,871
Trelleborg AB
, Class B
74,427 1,846,911
Volvo AB
, Class B
406,110 8,359,631
16,343,716
Metals & Mining 0.3%
SSAB AB
, Class A
71,023 399,486
SSAB AB
, Class B
263,544 1,443,435
1,842,921
Software 0.0%
†
Fortnox AB 48,969 260,526
Specialty Retail 0.0%
†
Clas Ohlson AB
, Class B
25,468 272,416
43,673,865
SWITZERLAND 5.2%
Capital Markets 1.4%
Julius Baer Group Ltd. 61,419 3,936,090
UBS Group AG (Registered) 226,697 5,603,442
9,539,532
Chemicals 0.1%
Sika AG (Registered) 2,217 561,915
Electrical Equipment 1.3%
ABB Ltd. (Registered) 260,945 9,325,196
Food Products 0.4%
Chocoladefabriken Lindt &
Spruengli AG 179 1,991,005
Chocoladefabriken Lindt &
Spruengli AG (Registered) 5 548,187
2,539,192
Insurance 0.3%
Zurich Insurance Group AG 4,274 1,958,507
Life Sciences Tools & Services 0.1%
Lonza Group AG (Registered) 823 380,758
Pharmaceuticals 1.4%
Novartis AG (Registered) 101,974 10,405,827
Software 0.1%
Temenos AG (Registered) 7,809 547,719
Specialty Retail 0.1%
Dufry AG (Registered) * 20,834 792,857
36,051,503
UNITED KINGDOM 9.0%
Aerospace & Defense 0.7%
BAE Systems plc 60,332 732,362
Melrose Industries plc 246,364 1,404,057
Rolls-Royce Holdings plc * 1,032,384 2,767,470
4,903,889
Banks 0.9%
NatWest Group plc 1,202,038 3,439,453
Standard Chartered plc 312,001 2,883,494
6,322,947
Broadline Retail 0.3%
Next plc 20,015 1,776,096
Consumer Staples Distribution & Retail 0.1%
Marks & Spencer Group plc * 188,382 541,978

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Electric Utilities 0.1%
SSE plc 26,821 525,554
Financial Services 0.1%
M&G plc 296,046 708,987
OSB Group plc 62,142 247,898
956,885
Hotels, Restaurants & Leisure 0.7%
Compass Group plc 198,638 4,839,167
Playtech plc * 44,365 247,434
5,086,601
Household Durables 0.2%
Bellway plc 10,106 280,908
Berkeley Group Holdings plc 8,825 440,190
Redrow plc 34,368 207,229
Vistry Group plc 52,986 587,932
1,516,259
Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd. 42,500 226,510
Smiths Group plc 144,637 2,849,887
3,076,397
Insurance 0.7%
Aviva plc 977,051 4,619,771
Beazley plc 40,209 270,431
Lancashire Holdings Ltd. 47,344 340,954
5,231,156
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg. S (b) 24,240 181,701
Media 0.7%
Informa plc 503,793 4,590,744
Multi-Utilities 0.4%
Centrica plc 623,418 1,170,393
National Grid plc 123,587 1,475,227
2,645,620
Oil, Gas & Consumable Fuels 0.8%
BP plc, ADR 139,853 5,415,108
TORM plc
, Class A
14,029 380,289
5,795,397
Pharmaceuticals 1.1%
AstraZeneca plc, ADR 109,378 7,407,078
Software 0.1%
Sage Group plc (The) 63,219 760,832
Specialty Retail 0.1%
Dunelm Group plc 41,748 533,181
JD Sports Fashion plc 161,275 293,808
826,989
Tobacco 1.5%
British American Tobacco plc 321,358 10,088,084
Imperial Brands plc 9,962 202,297
10,290,381
Trading Companies & Distributors 0.1%
Travis Perkins plc 34,255 350,873
62,787,377
UNITED STATES 8.2%
Automobiles 1.2%
Stellantis NV 423,209 8,117,498
Construction Materials 0.4%
Holcim AG 40,980 2,623,767
Common Stocks
Shares Value ($)
UNITED STATES
Electrical Equipment 0.7%
Schneider Electric SE 29,965 4,940,113
Energy Equipment & Services 0.5%
Tenaris SA 221,734 3,503,627
Food Products 1.4%
Nestle SA (Registered) 88,155 9,954,585
Insurance 0.2%
Swiss Re AG 15,079 1,547,837
Pharmaceuticals 3.7%
GSK plc, ADR 66,691 2,417,549
Roche Holding AG 43,484 11,860,920
Sanofi 106,384 11,415,235
25,693,704
Professional Services 0.1%
Experian plc 26,431 863,478
57,244,609
Total Common Stocks
(cost $652,715,383) 685,707,945
Repurchase Agreements 0.9%
Principal
Amount ($)
Bank of America NA, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$1,000,442, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
4/1/2042 - 4/1/2046; total
market value $1,020,000.(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$5,580,984, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $5,690,080.(c) 5,578,510 5,578,510
Total Repurchase Agreements
(cost $6,578,510) 6,578,510
Total Investments
(cost $659,293,893) — 99.0% 692,286,455
Other assets in excess of liabilities — 1.0% 7,252,936
NET ASSETS — 100.0%
$ 699,539,391

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $17,425,102, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,578,510 and by
$11,876,263 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.40%, and maturity dates ranging from 10/3/2023 –
2/15/2052, a total value of $18,454,773.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $7,421,209 which represents 1.06% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$6,578,510.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 3 12/2023 EUR 133,340 (2,662)
FTSE 100 Index 1 12/2023 GBP 93,594 1,522
Net contracts (1,140)
As of September 30, 2023, the Fund had $14,565 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
GBP British Pound

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 26,702,063 $ – $ 26,702,063
Air Freight & Logistics – 1,043,541 – 1,043,541
Automobile Components – 6,307,968 – 6,307,968
Automobiles – 37,017,050 – 37,017,050
Banks – 54,172,306 – 54,172,306
Beverages – 2,148,546 – 2,148,546
Biotechnology – 4,117,103 – 4,117,103
Broadline Retail – 7,751,563 – 7,751,563
Building Products – 967,942 – 967,942
Capital Markets – 15,797,912 – 15,797,912
Chemicals – 14,940,878 – 14,940,878
Commercial Services & Supplies – 4,736,954 – 4,736,954
Construction & Engineering – 8,347,302 – 8,347,302
Construction Materials – 2,623,767 – 2,623,767
Consumer Staples Distribution & Retail – 19,974,326 – 19,974,326
Diversified Telecommunication Services – 4,863,023 – 4,863,023
Electric Utilities – 1,466,814 – 1,466,814
Electrical Equipment – 20,232,495 – 20,232,495
Electronic Equipment, Instruments &
Components – 2,633,313 – 2,633,313
Energy Equipment & Services – 5,901,467 – 5,901,467
Entertainment – 74,412 – 74,412
Financial Services – 27,980,129 – 27,980,129
Food Products – 12,493,777 – 12,493,777
Ground Transportation – 595,135 – 595,135
Health Care Equipment & Supplies – 2,321,970 – 2,321,970
Health Care Providers & Services – 397,104 – 397,104
Health Care Technology – 216,923 – 216,923
Hotels, Restaurants & Leisure – 17,501,073 – 17,501,073
Household Durables – 6,233,161 – 6,233,161
Household Products – 3,632,648 – 3,632,648
Industrial Conglomerates – 10,129,362 – 10,129,362
Insurance – 47,096,333 – 47,096,333
Interactive Media & Services – 181,701 – 181,701
IT Services – 4,596,829 – 4,596,829
Leisure Products – 1,743,469 – 1,743,469
Life Sciences Tools & Services – 380,758 – 380,758
Machinery – 26,379,458 – 26,379,458
Marine Transportation – 4,098,263 – 4,098,263
Media – 4,798,187 – 4,798,187
Metals & Mining 938,181 27,041,382 – 27,979,563
Multi-Utilities – 18,276,580 – 18,276,580
Office REITs – 240,948 – 240,948
Oil, Gas & Consumable Fuels 5,415,108 17,345,448 – 22,760,556
Paper & Forest Products – 203,342 – 203,342
Personal Care Products – 75,667 – 75,667
Pharmaceuticals 9,824,627 59,872,001 – 69,696,628
Professional Services – 863,478 – 863,478
Real Estate Management & Development – 20,356,870 – 20,356,870
Retail REITs – 4,696,656 – 4,696,656
Semiconductors & Semiconductor
Equipment – 27,132,164 – 27,132,164
Software – 24,141,537 – 24,141,537
Specialty Retail – 10,139,131 – 10,139,131
Textiles, Apparel & Luxury Goods – 12,975,163 – 12,975,163
Tobacco – 10,290,381 – 10,290,381
Trading Companies & Distributors – 15,928,235 – 15,928,235
Transportation Infrastructure – 799,247 – 799,247

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS International Equity Insights Fund
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Fund's futures contracts are reflected in the Statement of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statement of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts," as applicable.
Level 1 Level 2 Level 3 Total
Assets:
Wireless Telecommunication Services $ – $ 6,554,774 $ – $ 6,554,774
Total Common Stocks $ 16,177,916 $ 669,530,029 $ – $ 685,707,945
Futures Contracts 1,522 – – 1,522
Repurchase Agreements – 6,578,510 – 6,578,510
Total Assets $ 16,179,438 $ 676,108,539 $ – $ 692,287,977
Liabilities:
Futures Contracts $ (2,662) $ – $ – $ (2,662)
Total Liabilities $ (2,662) $ – $ – $ (2,662)
Total $ 16,176,776 $ 676,108,539 $ – $ 692,285,315

NVIT GS International Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 1,522
Total $ 1,522
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (2,662)
Total $ (2,662)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap
Equity Insights Fund)
Common Stocks 98.5%
Shares Value ($)
Aerospace & Defense 1.3%
Boeing Co. (The)* 40,724 7,805,976
Curtiss-Wright Corp. 2,607 510,008
L3Harris Technologies, Inc. 32,486 5,656,462
Lockheed Martin Corp. 32,687 13,367,676
Woodward, Inc. 5,059 628,631
27,968,753
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 51,228 4,412,268
Automobile Components 0.7%
Aptiv plc* 71,789 7,077,678
Lear Corp. 58,912 7,905,990
14,983,668
Automobiles 1.8%
General Motors Co. 310,420 10,234,548
Tesla, Inc.* 105,558 26,412,723
Thor Industries, Inc. 12,126 1,153,546
37,800,817
Banks 3.5%
Bank of America Corp. 673,140 18,430,573
BOK Financial Corp. 13,665 1,092,927
Citizens Financial Group, Inc. 97,665 2,617,422
Commerce Bancshares, Inc. 51,976 2,493,809
Cullen/Frost Bankers, Inc. 35,946 3,278,635
East West Bancorp, Inc. 100,488 5,296,722
JPMorgan Chase & Co. 240,286 34,846,276
M&T Bank Corp. 26,327 3,329,049
Prosperity Bancshares, Inc. 60,728 3,314,534
74,699,947
Beverages 1.6%
Coca-Cola Co. (The) 281,904 15,780,986
Coca-Cola Europacific
Partners plc 83,901 5,242,134
Constellation Brands, Inc.,
Class A 27,409 6,888,704
Monster Beverage Corp.* 128,627 6,810,800
34,722,624
Biotechnology 3.5%
AbbVie, Inc. 139,704 20,824,278
Biogen, Inc.* 25,388 6,524,970
BioMarin Pharmaceutical, Inc.* 59,022 5,222,266
Gilead Sciences, Inc. 134,101 10,049,529
Incyte Corp.* 149,314 8,625,870
Moderna, Inc.* 61,196 6,320,935
Neurocrine Biosciences, Inc.* 58,786 6,613,425
Vertex Pharmaceuticals, Inc.* 25,993 9,038,806
73,220,079
Broadline Retail 3.0%
Amazon.com, Inc.* 503,050 63,947,716
Building Products 0.7%
Allegion plc 43,342 4,516,237
Lennox International, Inc. 6,105 2,285,956
Trane Technologies plc 35,110 7,124,170
13,926,363
Capital Markets 2.1%
Ameriprise Financial, Inc. 10,523 3,469,223
Bank of New York Mellon
Corp. (The) 72,865 3,107,692
CME Group, Inc. 66,917 13,398,122
Common Stocks
Shares Value ($)
Capital Markets
Interactive Brokers Group,
Inc., Class A 22,964 1,987,764
MSCI, Inc., Class A 13,416 6,883,481
Nasdaq, Inc. 117,955 5,731,433
Northern Trust Corp. 109,217 7,588,397
Stifel Financial Corp. 47,839 2,939,228
45,105,340
Chemicals 1.9%
Celanese Corp., Class A 49,254 6,182,362
Dow, Inc. 35,452 1,827,905
Linde plc 67,711 25,212,191
Sherwin-Williams Co. (The) 29,175 7,441,084
40,663,542
Commercial Services & Supplies 0.8%
Cintas Corp. 20,581 9,899,667
Republic Services, Inc., Class
A 48,520 6,914,585
16,814,252
Communications Equipment 0.8%
Arista Networks, Inc.* 39,492 7,263,764
Cisco Systems, Inc. 109,740 5,899,622
Motorola Solutions, Inc. 13,329 3,628,687
16,792,073
Construction Materials 0.7%
Martin Marietta Materials, Inc. 7,945 3,261,263
Vulcan Materials Co. 54,840 11,078,777
14,340,040
Consumer Finance 1.1%
Ally Financial, Inc. 114,826 3,063,558
American Express Co. 50,728 7,568,110
Capital One Financial Corp. 23,470 2,277,764
Discover Financial Services 55,886 4,841,404
Synchrony Financial 194,444 5,944,153
23,694,989
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp. 32,079 18,123,352
Kroger Co. (The) 47,018 2,104,056
Performance Food Group Co.* 87,801 5,167,967
Target Corp. 16,655 1,841,543
Walmart, Inc. 75,525 12,078,713
39,315,631
Containers & Packaging 0.3%
Avery Dennison Corp. 35,185 6,427,244
Distributors 0.5%
LKQ Corp. 203,606 10,080,533
Diversified Telecommunication Services 0.4%
AT&T, Inc. 572,474 8,598,559
Electric Utilities 1.0%
Entergy Corp. 43,907 4,061,398
FirstEnergy Corp. 148,130 5,063,083
NextEra Energy, Inc. 106,011 6,073,370
Xcel Energy, Inc. 102,439 5,861,560
21,059,411
Electrical Equipment 1.1%
AMETEK, Inc. 75,463 11,150,413
Eaton Corp. plc 24,571 5,240,503

NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap Equity Insights Fund) - September 30, 2023 (Unaudited) - Statement of
Investments - 23
Common Stocks
Shares Value ($)
Electrical Equipment
Rockwell Automation, Inc. 19,978 5,711,111
22,102,027
Electronic Equipment, Instruments & Components 0.5%
Avnet, Inc. 54,869 2,644,137
CDW Corp. 34,776 7,016,406
9,660,543
Entertainment 1.2%
Electronic Arts, Inc. 50,120 6,034,448
Netflix, Inc.* 29,486 11,133,913
TKO Group Holdings, Inc. 39,660 3,333,820
Warner Bros Discovery, Inc.* 354,550 3,850,413
24,352,594
Financial Services 4.9%
Berkshire Hathaway, Inc.,
Class B* 112,486 39,403,846
Equitable Holdings, Inc. 153,818 4,366,893
Fidelity National Information
Services, Inc. 85,862 4,745,593
Fiserv, Inc.* 60,147 6,794,205
Mastercard, Inc., Class A 10,127 4,009,381
PayPal Holdings, Inc.* 106,926 6,250,894
Toast, Inc., Class A* 55,506 1,039,627
Visa, Inc., Class A 162,755 37,435,277
104,045,716
Food Products 0.3%
Kraft Heinz Co. (The) 37,462 1,260,222
McCormick & Co., Inc.
(Non-Voting) 75,082 5,679,202
6,939,424
Ground Transportation 0.7%
Old Dominion Freight Line, Inc. 16,656 6,814,636
Ryder System, Inc. 5,670 606,406
Saia, Inc.* 17,186 6,851,199
14,272,241
Health Care Equipment & Supplies 1.2%
Boston Scientific Corp.* 89,765 4,739,592
Cooper Cos., Inc. (The) 15,708 4,995,301
Envista Holdings Corp.* 61,800 1,722,984
Intuitive Surgical, Inc.* 26,635 7,785,144
Stryker Corp. 1,287 351,699
Zimmer Biomet Holdings, Inc. 43,300 4,859,126
24,453,846
Health Care Providers & Services 3.9%
Cencora, Inc. 33,552 6,038,354
Centene Corp.* 281,277 19,374,360
CVS Health Corp. 109,493 7,644,801
Elevance Health, Inc. 31,922 13,899,477
HCA Healthcare, Inc. 9,550 2,349,109
Humana, Inc. 21,033 10,232,975
UnitedHealth Group, Inc. 43,222 21,792,100
81,331,176
Health Care REITs 0.3%
Ventas, Inc. 133,959 5,643,693
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc. 426,907 6,860,396
Park Hotels & Resorts, Inc. 671,045 8,267,274
15,127,670
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 2.1%
Boyd Gaming Corp. 49,395 3,004,698
Domino's Pizza, Inc. 17,741 6,720,113
Expedia Group, Inc.* 52,190 5,379,223
Las Vegas Sands Corp. 163,425 7,491,402
McDonald's Corp. 34,129 8,990,944
Wynn Resorts Ltd. 68,984 6,374,812
Yum! Brands, Inc. 47,093 5,883,799
43,844,991
Household Durables 0.7%
DR Horton, Inc. 36,343 3,905,782
Lennar Corp., Class A 99,536 11,170,925
15,076,707
Household Products 1.5%
Colgate-Palmolive Co. 92,499 6,577,604
Kimberly-Clark Corp. 96,150 11,619,727
Procter & Gamble Co. (The) 98,746 14,403,092
32,600,423
Industrial Conglomerates 0.4%
General Electric Co. 84,885 9,384,037
Industrial REITs 1.0%
First Industrial Realty Trust,
Inc. 97,129 4,622,369
Prologis, Inc. 121,957 13,684,795
Rexford Industrial Realty, Inc. 74,830 3,692,861
22,000,025
Insurance 2.7%
Allstate Corp. (The) 63,344 7,057,155
Arch Capital Group Ltd.* 84,217 6,712,937
Everest Group Ltd. 2,315 860,416
Globe Life, Inc. 103,299 11,231,700
Kinsale Capital Group, Inc. 15,923 6,594,192
Marsh & McLennan Cos., Inc. 42,234 8,037,130
Progressive Corp. (The) 6,944 967,299
Reinsurance Group of
America, Inc. 7,623 1,106,783
Travelers Cos., Inc. (The) 72,151 11,782,980
W R Berkley Corp. 26,552 1,685,787
56,036,379
Interactive Media & Services 5.9%
Alphabet, Inc., Class A* 586,979 76,812,072
Alphabet, Inc., Class C* 156,924 20,690,429
Match Group, Inc.* 135,151 5,294,541
Meta Platforms, Inc., Class A* 74,305 22,307,104
125,104,146
IT Services 0.8%
Accenture plc, Class A 35,314 10,845,283
Gartner, Inc.* 1,714 588,947
Okta, Inc., Class A* 11,422 931,007
VeriSign, Inc.* 18,647 3,776,577
16,141,814
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc. 3,155 352,792
Bruker Corp. 104,186 6,490,788
Medpace Holdings, Inc.* 4,799 1,161,982
Mettler-Toledo International,
Inc.* 14,950 16,565,646

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap
Equity Insights Fund)
Common Stocks
Shares Value ($)
Life Sciences Tools & Services
West Pharmaceutical
Services, Inc. 15,370 5,766,978
30,338,186
Machinery 2.1%
Allison Transmission Holdings,
Inc. 9,207 543,765
Caterpillar, Inc. 39,926 10,899,798
Cummins, Inc. 20,253 4,627,000
Fortive Corp. 82,522 6,119,832
Illinois Tool Works, Inc. 29,051 6,690,736
ITT, Inc. 60,030 5,877,537
PACCAR, Inc. 62,477 5,311,795
Xylem, Inc. 47,310 4,306,629
44,377,092
Media 0.2%
Interpublic Group of Cos., Inc.
(The) 144,991 4,155,442
News Corp., Class A 26,547 532,533
4,687,975
Metals & Mining 0.3%
Steel Dynamics, Inc. 65,961 7,072,338
Multi-Utilities 0.6%
Ameren Corp. 76,554 5,728,536
NiSource, Inc. 141,470 3,491,480
WEC Energy Group, Inc. 54,193 4,365,246
13,585,262
Oil, Gas & Consumable Fuels 3.1%
Antero Resources Corp.* 168,705 4,281,733
Chesapeake Energy Corp. 40,752 3,514,045
Chevron Corp. 48,318 8,147,381
ConocoPhillips 34,914 4,182,697
Exxon Mobil Corp. 119,717 14,076,325
Hess Corp. 60,251 9,218,403
Marathon Oil Corp. 262,369 7,018,371
Marathon Petroleum Corp. 55,604 8,415,109
Valero Energy Corp. 39,776 5,636,657
64,490,721
Pharmaceuticals 3.3%
AstraZeneca plc, ADR-UK 86,128 5,832,588
Bristol-Myers Squibb Co. 316,320 18,359,213
Elanco Animal Health, Inc.* 345,200 3,880,048
Eli Lilly & Co. 34,520 18,541,728
Johnson & Johnson 39,477 6,148,543
Merck & Co., Inc. 57,442 5,913,654
Organon & Co. 76,979 1,336,355
Royalty Pharma plc, Class A 384,138 10,425,505
70,437,634
Professional Services 0.3%
Booz Allen Hamilton Holding
Corp., Class A 52,393 5,724,983
Residential REITs 0.7%
AvalonBay Communities, Inc. 31,641 5,434,025
Equity LifeStyle Properties,
Inc. 66,459 4,234,103
Mid-America Apartment
Communities, Inc. 33,861 4,356,218
14,024,346
Common Stocks
Shares Value ($)
Retail REITs 0.3%
Simon Property Group, Inc. 57,676 6,230,738
Semiconductors & Semiconductor Equipment 4.9%
Applied Materials, Inc. 98,378 13,620,434
Broadcom, Inc. 4,723 3,922,829
Enphase Energy, Inc.* 32,550 3,910,883
KLA Corp. 35,405 16,238,857
Marvell Technology, Inc. 90,190 4,881,985
Microchip Technology, Inc. 49,311 3,848,724
MKS Instruments, Inc. 52,010 4,500,945
NVIDIA Corp. 110,494 48,063,785
Texas Instruments, Inc. 27,620 4,391,856
103,380,298
Software 12.4%
Adobe, Inc.* 32,724 16,685,968
AppLovin Corp., Class A* 137,553 5,496,618
Autodesk, Inc.* 672 139,043
Confluent, Inc., Class A* 85,145 2,521,143
DocuSign, Inc., Class A* 105,010 4,410,420
Dropbox, Inc., Class A* 220,833 6,013,283
Dynatrace, Inc.* 116,584 5,447,970
Fair Isaac Corp.* 12,477 10,836,649
Fortinet, Inc.* 196,072 11,505,505
HubSpot, Inc.* 10,417 5,130,373
Intuit, Inc. 48,737 24,901,683
Microsoft Corp. 430,946 136,071,199
Oracle Corp. 31,701 3,357,770
Palo Alto Networks, Inc.* 26,701 6,259,782
Salesforce, Inc.* 116,673 23,658,951
262,436,357
Specialized REITs 0.4%
CubeSmart 125,886 4,800,033
SBA Communications Corp.,
Class A 18,941 3,791,420
8,591,453
Specialty Retail 2.6%
Burlington Stores, Inc.* 23,432 3,170,350
CarMax, Inc.* 98,284 6,951,627
Chewy, Inc., Class A* 36,572 667,805
Home Depot, Inc. (The) 11,813 3,569,416
Lowe's Cos., Inc. 43,186 8,975,778
O'Reilly Automotive, Inc.* 12,973 11,790,641
Ross Stores, Inc. 122,648 13,853,091
Ulta Beauty, Inc.* 13,035 5,206,831
54,185,539
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc. 700,464 119,926,441
Dell Technologies, Inc., Class
C 202,129 13,926,688
Hewlett Packard Enterprise
Co. 708,610 12,308,556
HP, Inc. 21,161 543,838
146,705,523
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica, Inc.* 16,213 6,251,895
NIKE, Inc., Class B 83,369 7,971,744
14,223,639
Tobacco 0.3%
Philip Morris International, Inc. 60,786 5,627,568

NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap Equity Insights Fund) - September 30, 2023 (Unaudited) - Statement of
Investments - 25
Common Stocks
Shares Value ($)
Trading Companies & Distributors 0.2%
Ferguson plc 29,603 4,868,805
Total Investments
(cost $1,876,130,495) — 98.5% 2,077,679,758
Other assets in excess of liabilities — 1.5% 31,882,912
NET ASSETS — 100.0%
$ 2,109,562,670
* Denotes a non-income producing security.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap
Equity Insights Fund)
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT GS Large Cap Equity Fund (formerly NVIT GS Large Cap Equity Insights Fund) - September 30, 2023 (Unaudited) - Statement of
Investments - 27
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2023, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,077,679,758 $ – $ – $ 2,077,679,758
Total $ 2,077,679,758 $ – $ – $ 2,077,679,758
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 1.0%
AAR Corp.* 6,292 374,563
National Presto Industries, Inc. 5,883 426,282
Parsons Corp.* 22,397 1,217,277
Triumph Group, Inc.* 10,878 83,325
2,101,447
Air Freight & Logistics 0.3%
Hub Group, Inc., Class A* 6,805 534,465
Automobile Components 1.6%
Adient plc* 32,822 1,204,567
American Axle &
Manufacturing Holdings,
Inc.* 102,545 744,477
Dorman Products, Inc.* 1,594 120,762
Goodyear Tire & Rubber Co.
(The)* 77,307 960,926
Luminar Technologies, Inc.,
Class A*(a) 3,582 16,298
Patrick Industries, Inc. 1,269 95,251
XPEL, Inc. Reg. S*(a) 2,383 183,753
3,326,034
Banks 8.5%
Amalgamated Financial Corp. 34,866 600,393
Ameris Bancorp 20,641 792,408
Axos Financial, Inc.* 5,579 211,221
BancFirst Corp. 8,928 774,325
Bancorp, Inc. (The)*(a) 21,848 753,756
Bank of NT Butterfield & Son
Ltd. (The) 49,683 1,345,416
Banner Corp. 2,266 96,033
Business First Bancshares,
Inc.(a) 11,137 208,930
Capital City Bank Group, Inc. 3,266 97,425
Capitol Federal Financial, Inc. 26,940 128,504
Cathay General Bancorp 3,889 135,182
Central Pacific Financial Corp. 8,532 142,314
Community Trust Bancorp, Inc. 5,414 185,484
Enterprise Financial Services
Corp. 3,152 118,200
Esquire Financial Holdings,
Inc. 6,490 296,528
FB Financial Corp. 880 24,957
Financial Institutions, Inc. 4,495 75,651
First Bancorp(a) 57,848 778,634
First Bancorp, Inc. (The) 1,691 39,738
First Commonwealth Financial
Corp. 54,615 666,849
First Financial Bankshares,
Inc. 8,158 204,929
Glacier Bancorp, Inc. 30,499 869,221
Hancock Whitney Corp. 16,781 620,729
Hanmi Financial Corp. 26,411 428,651
Heartland Financial USA, Inc. 1,972 58,036
Heritage Financial Corp. 37,485 611,380
Home Bancorp, Inc. 8,503 270,991
HomeTrust Bancshares, Inc. 3,466 75,108
Independent Bank Corp. 1,629 29,876
International Bancshares Corp. 18,791 814,402
Macatawa Bank Corp. 25,872 231,813
Metrocity Bankshares, Inc. 3,764 74,075
Common Stocks
Shares Value ($)
Banks
National Bank Holdings Corp.,
Class A 22,018 655,256
Northeast Community
Bancorp, Inc.(a) 8,246 121,711
OFG Bancorp 8,758 261,514
Old National Bancorp 31,145 452,848
Old Second Bancorp, Inc. 11,416 155,372
Origin Bancorp, Inc. 1,412 40,764
Pathward Financial, Inc. 15,317 705,961
Preferred Bank 866 53,908
Renasant Corp. 446 11,681
Seacoast Banking Corp. of
Florida 12,544 275,466
Sierra Bancorp 4,630 87,785
Southside Bancshares, Inc. 5,303 152,196
Texas Capital Bancshares,
Inc.* 14,275 840,797
TrustCo Bank Corp. 21,343 582,450
UMB Financial Corp. 13,613 844,687
Veritex Holdings, Inc. 10,389 186,483
17,190,038
Beverages 1.2%
Coca-Cola Consolidated, Inc.
(a) 1,869 1,189,282
National Beverage Corp.* 4,348 204,443
Primo Water Corp. 73,567 1,015,225
2,408,950
Biotechnology 8.0%
ACADIA Pharmaceuticals,
Inc.* 25,490 531,212
ADMA Biologics, Inc.* 125,648 449,820
Agenus, Inc.*(a) 40,040 45,245
Akero Therapeutics, Inc.* 2,420 122,404
Alkermes plc* 52,705 1,476,267
Amicus Therapeutics, Inc.*(a) 36,884 448,509
AnaptysBio, Inc.* 7,527 135,185
Arcturus Therapeutics
Holdings, Inc.* 2,579 65,894
Aurinia Pharmaceuticals, Inc.* 78,310 608,469
BioCryst Pharmaceuticals,
Inc.*(a) 1,834 12,985
Biohaven Ltd.*(a) 26,067 678,003
Bridgebio Pharma, Inc.*(a) 7,120 187,754
CareDx, Inc.* 28,847 201,929
Catalyst Pharmaceuticals,
Inc.* 35,822 418,759
Day One Biopharmaceuticals,
Inc.* 5,175 63,497
Deciphera Pharmaceuticals,
Inc.* 36,949 469,991
Denali Therapeutics, Inc.*(a) 8,935 184,329
Eagle Pharmaceuticals, Inc.* 12,596 198,639
Enanta Pharmaceuticals, Inc.* 9,753 108,941
Erasca, Inc.* 14,683 28,926
Generation Bio Co.*(a) 12,633 47,879
Halozyme Therapeutics, Inc.* 31,955 1,220,681
Ideaya Biosciences, Inc.*(a) 10,445 281,806
Immunovant, Inc.* 2,988 114,709
Iovance Biotherapeutics, Inc.* 39,306 178,842
iTeos Therapeutics, Inc.*(a) 5,391 59,032

NVIT GS Small Cap Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc.* 5,660 54,506
Kiniksa Pharmaceuticals Ltd.,
Class A*(a) 49,081 852,537
Kodiak Sciences, Inc.* 33,169 59,704
Kymera Therapeutics, Inc.*(a) 1,799 25,006
MacroGenics, Inc.* 42,594 198,488
Madrigal Pharmaceuticals,
Inc.* 1,672 244,179
MannKind Corp.*(a) 175,153 723,382
MeiraGTx Holdings plc* 8,375 41,121
Myriad Genetics, Inc.* 18,975 304,359
Nurix Therapeutics, Inc.* 14,794 116,281
Organogenesis Holdings, Inc.,
Class A* 8,779 27,917
PMV Pharmaceuticals, Inc.*(a) 62,468 383,554
Poseida Therapeutics, Inc.,
Class A* 47,532 113,126
PTC Therapeutics, Inc.* 7,552 169,240
REVOLUTION Medicines,
Inc.* 3,305 91,482
Rhythm Pharmaceuticals, Inc.* 7,018 160,888
Rigel Pharmaceuticals, Inc.* 48,854 52,762
Rocket Pharmaceuticals, Inc.* 9,790 200,597
SpringWorks Therapeutics,
Inc.* 15,295 353,620
Sutro Biopharma, Inc.* 92,569 321,214
TG Therapeutics, Inc.*(a) 21,545 180,116
Travere Therapeutics, Inc.* 21,810 194,981
Twist Bioscience Corp.* 9,046 183,272
Vanda Pharmaceuticals, Inc.* 42,636 184,188
Vaxcyte, Inc.*(a) 5,617 286,355
Veracyte, Inc.* 26,974 602,329
Vericel Corp.*(a) 30,057 1,007,511
Viking Therapeutics, Inc.*(a) 23,721 262,592
Vir Biotechnology, Inc.* 2,763 25,889
Y-mAbs Therapeutics, Inc.* 48,559 264,647
16,025,550
Broadline Retail 0.1%
Dillard's, Inc., Class A(a) 427 141,256
Building Products 1.1%
AAON, Inc. 17,661 1,004,381
American Woodmark Corp.* 3,925 296,769
CSW Industrials, Inc. 507 88,847
Masterbrand, Inc.* 66,910 812,956
2,202,953
Capital Markets 0.4%
Moelis & Co., Class A 12,280 554,196
Open Lending Corp.* 13,705 100,321
Piper Sandler Cos. 408 59,287
StoneX Group, Inc.* 411 39,834
753,638
Chemicals 1.3%
Hawkins, Inc. 779 45,844
Innospec, Inc. 13,146 1,343,521
Minerals Technologies, Inc.(a) 19,044 1,042,850
Orion SA 12,315 262,063
2,694,278
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1.1%
ACV Auctions, Inc., Class
A*(a) 36,195 549,440
Ennis, Inc. 33,958 720,589
Healthcare Services Group,
Inc. 7,476 77,975
Montrose Environmental
Group, Inc.* 6,467 189,224
Steelcase, Inc., Class A 55,961 625,084
2,162,312
Communications Equipment 0.8%
NetScout Systems, Inc.* 22,082 618,738
Viavi Solutions, Inc.* 107,365 981,316
1,600,054
Construction & Engineering 3.0%
Arcosa, Inc. 19,049 1,369,623
Comfort Systems USA, Inc. 10,339 1,761,869
Construction Partners, Inc.,
Class A* 2,544 93,009
Fluor Corp.* 14,492 531,856
Great Lakes Dredge & Dock
Corp.* 37,629 299,903
IES Holdings, Inc.* 6,633 436,916
Northwest Pipe Co.* 5,758 173,719
Primoris Services Corp. 7,299 238,896
Sterling Infrastructure, Inc.* 16,328 1,199,782
6,105,573
Construction Materials 0.7%
Summit Materials, Inc., Class
A*(a) 43,688 1,360,444
Consumer Finance 0.1%
Regional Management Corp. 2,588 71,636
Upstart Holdings, Inc.*(a) 3,158 90,129
161,765
Consumer Staples Distribution & Retail 0.0%
†
Weis Markets, Inc. 440 27,720
Diversified Consumer Services 1.7%
Coursera, Inc.* 82,974 1,550,784
Duolingo, Inc., Class A*(a) 10,658 1,767,843
Frontdoor, Inc.* 2,621 80,176
Perdoceo Education Corp. 2,213 37,842
Strategic Education, Inc. 981 73,820
3,510,465
Diversified REITs 0.5%
Alexander & Baldwin, Inc. 34,591 578,707
American Assets Trust, Inc. 17,820 346,599
925,306
Diversified Telecommunication Services 0.3%
Liberty Latin America Ltd.,
Class A* 7,918 64,611
Liberty Latin America Ltd.,
Class C* 70,591 576,022
640,633
Electric Utilities 0.0%
†
ALLETE, Inc. 1,842 97,258
Electrical Equipment 3.5%
Allient, Inc. 1,682 52,007
Atkore, Inc.* 12,398 1,849,658

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Encore Wire Corp.(a) 8,877 1,619,697
Enovix Corp.*(a) 4,677 58,696
FTC Solar, Inc.*(a) 85,937 109,999
NEXTracker, Inc., Class A* 32,159 1,291,506
Powell Industries, Inc. 11,454 949,537
Thermon Group Holdings, Inc.* 31,337 860,827
Vicor Corp.* 5,094 299,986
7,091,913
Electronic Equipment, Instruments & Components 2.0%
Badger Meter, Inc. 4,255 612,167
Belden, Inc. 8,587 829,075
Benchmark Electronics, Inc. 2,425 58,830
ePlus, Inc.* 5,720 363,334
Fabrinet* 4,348 724,464
Itron, Inc.* 652 39,498
Methode Electronics, Inc. 4,901 111,988
Napco Security Technologies,
Inc. 2,378 52,911
PC Connection, Inc. 3,817 203,751
Sanmina Corp.* 10,885 590,838
ScanSource, Inc.* 1,599 48,466
Vishay Precision Group,
Inc.*(a) 9,374 314,779
3,950,101
Energy Equipment & Services 1.7%
Borr Drilling Ltd.* 27,219 193,255
ChampionX Corp. 10,081 359,085
Dril-Quip, Inc.* 7,192 202,599
Helix Energy Solutions Group,
Inc.* 15,241 170,242
Nabors Industries Ltd.* 9,103 1,120,943
Oil States International, Inc.* 8,561 71,656
ProFrac Holding Corp., Class
A*(a) 34,258 372,727
RPC, Inc.(a) 59,075 528,130
Tidewater, Inc.* 4,882 346,964
3,365,601
Entertainment 0.6%
Cinemark Holdings, Inc.*(a) 7,741 142,047
IMAX Corp.* 30,734 593,781
Madison Square Garden
Entertainment Corp., Class
A*(a) 12,560 413,350
1,149,178
Financial Services 2.8%
A-Mark Precious Metals, Inc. 24,163 708,701
Banco Latinoamericano de
Comercio Exterior SA, Class
E 54,998 1,165,958
Essent Group Ltd.(a) 15,344 725,618
EVERTEC, Inc. 6,435 239,253
I3 Verticals, Inc., Class A*(a) 11,360 240,150
Marqeta, Inc., Class A* 65,164 389,681
NMI Holdings, Inc., Class A* 30,776 833,722
StoneCo Ltd., Class A* 122,014 1,301,889
5,604,972
Food Products 0.5%
B&G Foods, Inc.(a) 14,349 141,912
Common Stocks
Shares Value ($)
Food Products
John B Sanfilippo & Son, Inc. 8,188 808,974
950,886
Gas Utilities 0.1%
Northwest Natural Holding Co. 7,600 290,016
Ground Transportation 0.1%
Marten Transport Ltd. 5,871 115,717
Health Care Equipment & Supplies 2.3%
AngioDynamics, Inc.* 24,705 180,594
Artivion, Inc.* 6,240 94,598
AtriCure, Inc.* 10,636 465,857
Embecta Corp. 53,455 804,498
Inari Medical, Inc.*(a) 9,770 638,958
iRadimed Corp. 2,682 119,000
LeMaitre Vascular, Inc. 6,320 344,314
LivaNova plc* 3,354 177,359
Merit Medical Systems, Inc.* 3,561 245,780
Nano-X Imaging Ltd.* 14,862 97,495
Pulmonx Corp.*(a) 3,540 36,568
Surmodics, Inc.* 3,359 107,790
UFP Technologies, Inc.*(a) 1,179 190,350
Utah Medical Products, Inc. 4,944 425,184
Varex Imaging Corp.*(a) 41,269 775,444
4,703,789
Health Care Providers & Services 4.6%
Accolade, Inc.* 31,892 337,417
Alignment Healthcare, Inc.* 102,737 712,995
Brookdale Senior Living, Inc.* 56,363 233,343
Community Health Systems,
Inc.*(a) 22,907 66,430
Guardant Health, Inc.* 4,790 141,976
HealthEquity, Inc.* 22,643 1,654,071
Hims & Hers Health, Inc.*(a) 126,636 796,540
Joint Corp. (The)* 40,422 363,394
National HealthCare Corp. 13,314 851,830
OPKO Health, Inc.*(a) 33,277 53,243
Owens & Minor, Inc.* 5,306 85,745
Pediatrix Medical Group, Inc.* 31,679 402,640
Pennant Group, Inc. (The)* 50,893 566,439
PetIQ, Inc., Class A* 6,321 124,524
Progyny, Inc.* 28,511 969,944
Select Medical Holdings Corp. 51,392 1,298,676
Surgery Partners, Inc.*(a) 17,446 510,296
9,169,503
Health Care Technology 0.2%
Phreesia, Inc.* 20,973 391,776
Hotel & Resort REITs 3.0%
Chatham Lodging Trust 102,655 982,408
DiamondRock Hospitality
Co.(a) 137,781 1,106,381
RLJ Lodging Trust 127,150 1,244,799
Ryman Hospitality Properties,
Inc. 17,317 1,442,160
Service Properties Trust 139,458 1,072,432
Xenia Hotels & Resorts, Inc. 9,214 108,541
5,956,721
Hotels, Restaurants & Leisure 2.4%
Bloomin' Brands, Inc. 49,600 1,219,664
Cheesecake Factory, Inc.
(The)(a) 4,016 121,685

NVIT GS Small Cap Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chuy's Holdings, Inc.* 22,053 784,646
Dine Brands Global, Inc. 4,499 222,475
Everi Holdings, Inc.* 30,548 403,844
International Game
Technology plc 17,116 518,957
Monarch Casino & Resort, Inc.
(a) 5,390 334,719
PlayAGS, Inc.* 31,208 203,476
Portillo's, Inc., Class A*(a) 43,025 662,155
Sabre Corp.* 8,496 38,147
Shake Shack, Inc., Class A* 4,925 285,995
Xponential Fitness, Inc., Class
A* 1,844 28,582
4,824,345
Household Durables 1.8%
Beazer Homes USA, Inc.* 12,547 312,546
Century Communities, Inc. 946 63,174
Dream Finders Homes, Inc.,
Class A*(a) 2,756 61,266
Green Brick Partners, Inc.* 13,079 542,909
Hovnanian Enterprises, Inc.,
Class A* 819 83,259
LGI Homes, Inc.*(a) 12,390 1,232,681
M/I Homes, Inc.* 16,189 1,360,524
MDC Holdings, Inc.(a) 1,765 72,771
3,729,130
Household Products 0.1%
WD-40 Co. 1,185 240,839
Industrial REITs 0.7%
LXP Industrial Trust(a) 95,594 850,786
Terreno Realty Corp. 9,446 536,533
1,387,319
Insurance 3.6%
Ambac Financial Group, Inc.* 28,682 345,905
CNO Financial Group, Inc. 55,747 1,322,876
Crawford & Co., Class A 21,504 200,848
Employers Holdings, Inc. 33,981 1,357,541
Enstar Group Ltd.*(a) 490 118,580
Genworth Financial, Inc.,
Class A* 109,434 641,283
Goosehead Insurance, Inc.,
Class A*(a) 13,006 969,337
Hippo Holdings, Inc.*(a) 6,039 48,131
James River Group Holdings
Ltd. 36,773 564,466
Palomar Holdings, Inc.* 18,225 924,919
Stewart Information Services
Corp. 15,314 670,753
Universal Insurance Holdings,
Inc. 5,964 83,615
7,248,254
Interactive Media & Services 1.4%
Bumble, Inc., Class A* 77,404 1,154,868
Cargurus, Inc., Class A* 11,153 195,401
Cars.com, Inc.* 16,437 277,128
Eventbrite, Inc., Class A* 28,148 277,539
Vimeo, Inc.* 181,088 641,051
ZipRecruiter, Inc., Class A* 30,255 362,757
2,908,744
Common Stocks
Shares Value ($)
IT Services 0.7%
Fastly, Inc., Class A*(a) 27,949 535,782
Perficient, Inc.* 4,263 246,657
Rackspace Technology, Inc.* 30,432 71,515
Squarespace, Inc., Class A* 3,078 89,170
Thoughtworks Holding, Inc.* 39,831 162,511
Unisys Corp.* 108,720 375,084
1,480,719
Leisure Products 0.6%
Malibu Boats, Inc., Class A* 14,792 725,104
MasterCraft Boat Holdings,
Inc.* 22,773 506,016
1,231,120
Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies
Corp.* 43,645 237,865
Mesa Laboratories, Inc. 9,252 972,108
NanoString Technologies,
Inc.*(a) 67,040 115,309
1,325,282
Machinery 2.8%
Chart Industries, Inc.*(a) 3,457 584,648
Douglas Dynamics, Inc. 20,980 633,176
Franklin Electric Co., Inc. 16,683 1,488,624
Gorman-Rupp Co. (The) 5,355 176,180
Greenbrier Cos., Inc. (The) 14,216 568,640
Mueller Industries, Inc. 10,921 820,822
Omega Flex, Inc.(a) 1,099 86,524
Standex International Corp. 2,096 305,366
Wabash National Corp. 18,998 401,238
Watts Water Technologies,
Inc., Class A 3,517 607,808
5,673,026
Marine Transportation 0.0%
†
Costamare, Inc.(a) 9,458 90,986
Media 0.7%
Daily Journal Corp.* 411 120,834
Gray Television, Inc. 13,996 96,852
TechTarget, Inc.* 13,939 423,188
Thryv Holdings, Inc.*(a) 39,898 748,886
WideOpenWest, Inc.* 3,275 25,054
1,414,814
Metals & Mining 2.3%
ATI, Inc.* 16,151 664,614
Carpenter Technology Corp.(a) 23,178 1,557,793
Coeur Mining, Inc.*(a) 68,047 151,064
Commercial Metals Co. 13,004 642,528
Constellium SE, Class A* 16,673 303,449
Haynes International, Inc. 16,360 761,067
Olympic Steel, Inc. 4,967 279,195
Ryerson Holding Corp. 4,716 137,188
SunCoke Energy, Inc. 8,660 87,899
Worthington Industries, Inc. 2,240 138,477
4,723,274
Mortgage Real Estate Investment Trusts (REITs) 1.4%
Arbor Realty Trust, Inc. 26,011 394,847
ARMOUR Residential REIT,
Inc. 81,425 346,056
BrightSpire Capital, Inc., Class
A(a) 22,567 141,269

32 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc.
(a) 46,368 464,144
KKR Real Estate Finance
Trust, Inc.(a) 21,909 260,060
Ladder Capital Corp., Class A 23,400 240,084
MFA Financial, Inc.(a) 26,678 256,375
Nexpoint Real Estate Finance,
Inc. 2,910 47,608
Two Harbors Investment Corp. 48,516 642,352
2,792,795
Multi-Utilities 0.1%
Black Hills Corp. 2,893 146,357
Office REITs 0.6%
Equity Commonwealth 63,672 1,169,655
Oil, Gas & Consumable Fuels 5.5%
CONSOL Energy, Inc. 4,435 465,276
DHT Holdings, Inc. 86,845 894,504
Dorian LPG Ltd. 9,869 283,536
Energy Fuels, Inc.*(a) 2,532 20,813
Golar LNG Ltd. 20,920 507,519
International Seaways, Inc. 14,260 641,700
Kosmos Energy Ltd.* 115,394 943,923
Magnolia Oil & Gas Corp.,
Class A(a) 16,910 387,408
Murphy Oil Corp. 12,470 565,514
Nordic American Tankers Ltd. 272,131 1,121,180
PBF Energy, Inc., Class A 8,440 451,793
Peabody Energy Corp. 11,631 302,290
Permian Resources Corp.,
Class A(a) 44,480 620,941
Scorpio Tankers, Inc. 23,522 1,273,011
SilverBow Resources, Inc.* 2,159 77,227
Teekay Corp.* 87,735 541,325
Teekay Tankers Ltd., Class A 27,385 1,140,038
Vitesse Energy, Inc. 39,861 912,418
11,150,416
Personal Care Products 0.2%
Edgewell Personal Care Co. 8,363 309,096
Pharmaceuticals 1.6%
Amneal Pharmaceuticals, Inc.* 76,506 322,855
Amphastar Pharmaceuticals,
Inc.* 17,118 787,257
Arvinas, Inc.*(a) 2,214 43,483
Assertio Holdings, Inc.* 22,849 58,494
Axsome Therapeutics, Inc.* 401 28,026
Collegium Pharmaceutical,
Inc.* 7,434 166,150
Intra-Cellular Therapies,
Inc.*(a) 5,759 299,986
Phibro Animal Health Corp.,
Class A 19,594 250,215
Prestige Consumer
Healthcare, Inc.* 23,173 1,325,264
3,281,730
Professional Services 2.7%
Alight, Inc., Class A* 36,576 259,324
CBIZ, Inc.*(a) 23,563 1,222,920
CSG Systems International,
Inc.(a) 3,194 163,277
Common Stocks
Shares Value ($)
Professional Services
ExlService Holdings, Inc.* 49,895 1,399,056
Exponent, Inc.(a) 17,258 1,477,285
Franklin Covey Co.* 10,502 450,746
Huron Consulting Group,
Inc.*(a) 870 90,619
IBEX Holdings Ltd.* 8,386 129,564
Legalzoom.com, Inc.* 19,616 214,599
Upwork, Inc.* 5,901 67,035
5,474,425
Real Estate Management & Development 0.6%
Anywhere Real Estate, Inc.* 34,103 219,282
Compass, Inc., Class A*(a) 26,824 77,790
Cushman & Wakefield plc* 14,776 112,593
Douglas Elliman, Inc. 28,590 64,613
Forestar Group, Inc.* 8,804 237,180
Newmark Group, Inc., Class A 32,039 206,011
Redfin Corp.*(a) 41,935 295,222
1,212,691
Residential REITs 1.5%
Centerspace 11,622 700,342
Independence Realty Trust,
Inc. 88,020 1,238,441
NexPoint Residential Trust,
Inc. 30,763 989,953
2,928,736
Retail REITs 0.2%
Alexander's, Inc. 1,285 234,166
Macerich Co. (The) 11,479 125,236
Tanger Factory Outlet Centers,
Inc.(a) 4,489 101,451
460,853
Semiconductors & Semiconductor Equipment 1.9%
ACM Research, Inc., Class A* 4,200 76,041
Amkor Technology, Inc. 1,680 37,968
Axcelis Technologies, Inc.* 9,355 1,525,333
Cohu, Inc.* 10,238 352,597
Diodes, Inc.* 1,140 89,878
FormFactor, Inc.*(a) 19,928 696,284
Ichor Holdings Ltd.* 19,126 592,141
Onto Innovation, Inc.* 829 105,714
PDF Solutions, Inc.* 10,414 337,414
Photronics, Inc.* 778 15,723
SiTime Corp.* 674 77,004
3,906,097
Software 5.4%
Alarm.com Holdings, Inc.* 11,649 712,220
Amplitude, Inc., Class A*(a) 10,354 119,796
Appian Corp., Class A* 7,057 321,870
Asana, Inc., Class A*(a) 40,017 732,711
Braze, Inc., Class A* 2,177 101,731
C3.ai, Inc., Class A*(a) 1,203 30,700
Cleanspark, Inc.*(a) 170,339 648,992
Clear Secure, Inc., Class A 60,731 1,156,318
CommVault Systems, Inc.* 1,554 105,066
Consensus Cloud Solutions,
Inc.* 1,120 28,202
Ebix, Inc.(a) 6,157 60,831
Instructure Holdings, Inc.*(a) 41,282 1,048,563
Intapp, Inc.* 17,054 571,650

NVIT GS Small Cap Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 33
Common Stocks
Shares Value ($)
Software
Marathon Digital Holdings,
Inc.*(a) 5,495 46,707
MicroStrategy, Inc., Class
A*(a) 1,281 420,527
Q2 Holdings, Inc.* 8,166 263,517
Rapid7, Inc.* 4,836 221,392
Red Violet, Inc.* 5,057 101,190
Riot Platforms, Inc.*(a) 5,121 47,779
Sapiens International Corp.
NV 19,868 564,847
SolarWinds Corp.* 30,206 285,145
SPS Commerce, Inc.*(a) 5,245 894,849
Tenable Holdings, Inc.* 25,992 1,164,442
Varonis Systems, Inc., Class
B*(a) 6,668 203,641
Weave Communications, Inc.* 9,116 74,295
Yext, Inc.* 28,614 181,127
Zeta Global Holdings Corp.,
Class A* 74,535 622,367
Zuora, Inc., Class A* 10,953 90,253
10,820,728
Specialized REITs 0.1%
Uniti Group, Inc. 27,344 129,064
Specialty Retail 2.5%
Abercrombie & Fitch Co.,
Class A* 475 26,776
Academy Sports & Outdoors,
Inc. 11,138 526,493
American Eagle Outfitters, Inc. 11,782 195,699
Asbury Automotive Group,
Inc.* 5,821 1,339,238
Boot Barn Holdings, Inc.* 1,484 120,486
CarParts.com, Inc.* 45,877 189,013
Carvana Co., Class A*(a) 6,413 269,218
Cato Corp. (The), Class A(a) 7,842 60,070
Group 1 Automotive, Inc. 3,479 934,842
Haverty Furniture Cos., Inc. 1,991 57,301
Monro, Inc. 12,517 347,597
Sally Beauty Holdings, Inc.* 47,672 399,491
Sleep Number Corp.* 2,768 68,065
Urban Outfitters, Inc.* 9,697 316,995
Winmark Corp. 426 158,953
5,010,237
Technology Hardware, Storage & Peripherals 1.4%
Eastman Kodak Co.*(a) 28,597 120,393
Super Micro Computer, Inc.*(a) 8,167 2,239,555
Xerox Holdings Corp. 26,415 414,451
2,774,399
Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.* 13,164 328,047
Kontoor Brands, Inc. 13,166 578,119
Oxford Industries, Inc. 6,568 631,382
1,537,548
Trading Companies & Distributors 1.6%
Applied Industrial
Technologies, Inc.(a) 7,697 1,190,033
Boise Cascade Co.(a) 1,395 143,741
H&E Equipment Services, Inc. 4,572 197,465
Herc Holdings, Inc. 2,124 252,629
Common Stocks
Shares Value ($)
Trading Companies & Distributors
MRC Global, Inc.* 4,686 48,031
Rush Enterprises, Inc., Class A 33,616 1,372,541
3,204,440
Total Common Stocks
(cost $196,388,993) 199,297,431
Repurchase Agreements 11.1%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $2,040,000.(b) 2,000,000 2,000,000
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$405,622, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$413,551.(b) 405,442 405,442
MetLife, Inc.,
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$8,003,540, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $8,164,471.(b) 8,000,000 8,000,000

34 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated
9/29/2023, due
10/2/2023, repurchase
price $10,004,442,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$10,200,001.(b) 10,000,000 10,000,000
Total Repurchase Agreements
(cost $22,405,442) 22,405,442
Total Investments
(cost $218,794,435) — 110.1% 221,702,873
Liabilities in excess of other assets
— (10.1)% (20,248,316)
NET ASSETS — 100.0%
$ 201,454,557
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $27,215,749, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $22,405,442 and by
$5,863,219 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/3/2023 –
11/15/2052, a total value of $28,268,661.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$22,405,442.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT GS Small Cap Equity Insights Fund - September 30, 2023 (Unaudited) - Statement of Investments - 35
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

36 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT GS Small Cap Equity Insights Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 199,297,431 $ – $ – $ 199,297,431
Repurchase Agreements – 22,405,442 – 22,405,442
Total $ 199,297,431 $ 22,405,442 $ – $ 221,702,873
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 37
Common Stocks 97.3%
Shares Value ($)
Aerospace & Defense 0.0%
†
Spirit AeroSystems Holdings,
Inc., Class A* 27,350 441,429
Air Freight & Logistics 1.8%
FedEx Corp. 60,842 16,118,263
Automobile Components 1.0%
Lear Corp. 66,629 8,941,612
Automobiles 2.0%
Ford Motor Co. 341,712 4,244,063
General Motors Co. 405,464 13,368,148
17,612,211
Banks 1.4%
Comerica, Inc. 120,213 4,994,850
KeyCorp 685,171 7,372,440
12,367,290
Beverages 1.2%
Monster Beverage Corp.* 200,554 10,619,334
Biotechnology 3.9%
Apellis Pharmaceuticals, Inc.* 34,783 1,323,145
Exelixis , Inc.* 407,966 8,914,057
Incyte Corp.* 112,950 6,525,122
Ionis Pharmaceuticals, Inc.* 44,104 2,000,557
Neurocrine Biosciences, Inc.* 36,041 4,054,613
Ultragenyx Pharmaceutical,
Inc.* 58,119 2,071,942
Vertex Pharmaceuticals, Inc.* 26,062 9,062,800
33,952,236
Broadline Retail 1.3%
Amazon.com, Inc.* 86,600 11,008,592
Building Products 1.3%
Builders FirstSource , Inc.* 27,969 3,481,861
Trane Technologies plc 39,627 8,040,714
11,522,575
Capital Markets 1.3%
Interactive Brokers Group,
Inc., Class A 65,409 5,661,803
LPL Financial Holdings, Inc. 17,261 4,102,077
Nasdaq, Inc. 14,011 680,794
TPG, Inc., Class A 1,740 52,409
Virtu Financial, Inc., Class A 46,416 801,604
11,298,687
Chemicals 3.2%
Corteva , Inc. 99,671 5,099,168
Dow, Inc. 223,461 11,521,649
Eastman Chemical Co. 11,404 874,915
FMC Corp. 49,121 3,289,634
Huntsman Corp. 282,400 6,890,560
27,675,926
Commercial Services & Supplies 0.2%
Copart , Inc.* 40,270 1,735,234
Communications Equipment 1.8%
F5, Inc.* 36,311 5,851,154
Juniper Networks, Inc. 341,958 9,503,013
15,354,167
Construction & Engineering 1.0%
AECOM 107,429 8,920,904
Common Stocks
Shares Value ($)
Consumer Finance 1.3%
SLM Corp. 205,098 2,793,435
Synchrony Financial 288,748 8,827,026
11,620,461
Consumer Staples Distribution & Retail 0.1%
Kroger Co. (The) 22,412 1,002,937
Target Corp. 1,409 155,793
1,158,730
Containers & Packaging 0.2%
Sealed Air Corp. 49,853 1,638,170
Electric Utilities 2.6%
Constellation Energy Corp. 32,830 3,581,096
NRG Energy, Inc. 264,801 10,200,135
Pinnacle West Capital Corp. 122,830 9,050,114
22,831,345
Entertainment 1.3%
Live Nation Entertainment,
Inc.* 131,463 10,916,687
Playtika Holding Corp.* 25,182 242,503
11,159,190
Financial Services 3.5%
Fidelity National Information
Services, Inc. 205,394 11,352,126
Mastercard , Inc., Class A 48,057 19,026,247
30,378,373
Food Products 2.1%
Archer-Daniels-Midland Co. 126,498 9,540,479
Lamb Weston Holdings, Inc. 92,717 8,572,614
Post Holdings, Inc.* 7,181 615,699
18,728,792
Ground Transportation 0.7%
Landstar System, Inc. 3,191 564,615
Lyft, Inc., Class A* 529,453 5,580,435
6,145,050
Health Care Equipment & Supplies 1.6%
Edwards Lifesciences Corp.* 168,472 11,671,740
Tandem Diabetes Care, Inc.* 93,594 1,943,947
13,615,687
Health Care Providers & Services 3.3%
DaVita, Inc.* 107,566 10,168,214
Humana, Inc. 12,922 6,286,812
McKesson Corp. 2,344 1,019,288
Molina Healthcare, Inc.* 16,313 5,348,870
Tenet Healthcare Corp.* 86,433 5,695,070
28,518,254
Hotels, Restaurants & Leisure 5.3%
Airbnb, Inc., Class A* 39,735 5,452,039
Booking Holdings, Inc.* 4,858 14,981,829
Domino's Pizza, Inc. 26,839 10,166,345
Expedia Group, Inc.* 96,194 9,914,716
MGM Resorts International 165,502 6,083,853
46,598,782
Household Durables 1.2%
Lennar Corp., Class A 72,445 8,130,502
NVR, Inc.* 329 1,961,926
10,092,428

38 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Common Stocks
Shares Value ($)
Independent Power and Renewable Electricity Producers
1.3%
Vistra Corp. 355,463 11,794,262
Insurance 5.9%
Allstate Corp. (The) 115,467 12,864,179
Brighthouse Financial, Inc.* 110,396 5,402,780
Everest Group Ltd. 21,327 7,926,606
Lincoln National Corp. 241,528 5,963,327
Reinsurance Group of
America, Inc. 70,322 10,210,051
W R Berkley Corp. 151,323 9,607,497
51,974,440
Interactive Media & Services 5.1%
Alphabet, Inc., Class C* 133,183 17,560,179
Meta Platforms, Inc., Class A* 84,433 25,347,631
Snap, Inc., Class A* 142,410 1,268,873
44,176,683
IT Services 3.4%
Cognizant Technology
Solutions Corp., Class A 29,156 1,975,027
DXC Technology Co.* 93,500 1,947,605
GoDaddy , Inc., Class A* 108,478 8,079,441
Okta , Inc., Class A* 43,311 3,530,280
Twilio , Inc., Class A* 67,901 3,974,246
VeriSign, Inc.* 50,777 10,283,866
29,790,465
Machinery 2.8%
AGCO Corp. 50,190 5,936,473
Allison Transmission Holdings,
Inc. 35,748 2,111,277
Oshkosh Corp. 95,026 9,068,331
Otis Worldwide Corp. 93,763 7,530,107
24,646,188
Media 0.7%
Fox Corp., Class A 86,089 2,685,977
Paramount Global, Class B 300,497 3,876,411
6,562,388
Metals & Mining 0.1%
MP Materials Corp.* 35,116 670,716
Multi-Utilities 0.5%
DTE Energy Co. 45,327 4,500,064
Oil, Gas & Consumable Fuels 3.4%
APA Corp. 34,705 1,426,375
Marathon Petroleum Corp. 95,446 14,444,798
Valero Energy Corp. 96,943 13,737,793
29,608,966
Pharmaceuticals 0.6%
Organon & Co. 278,700 4,838,232
Professional Services 0.2%
TriNet Group, Inc.* 15,433 1,797,636
Residential REITs 0.7%
Camden Property Trust 65,912 6,233,957
Semiconductors & Semiconductor Equipment 6.5%
Cirrus Logic, Inc.* 11,142 824,063
Enphase Energy, Inc.* 18,834 2,262,905
Intel Corp. 402,566 14,311,221
NVIDIA Corp. 56,174 24,435,128
Qorvo , Inc.* 99,610 9,509,767
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Teradyne, Inc. 52,183 5,242,304
56,585,388
Software 9.8%
Adobe, Inc.* 2,144 1,093,226
Atlassian Corp., Class A* 52,024 10,483,356
Autodesk, Inc.* 862 178,356
Crowdstrike Holdings, Inc.,
Class A* 46,879 7,846,607
DocuSign, Inc., Class A* 51,085 2,145,570
Dropbox, Inc., Class A* 148,276 4,037,556
Five9, Inc.* 42,926 2,760,142
Fortinet, Inc.* 215,937 12,671,183
Microsoft Corp. 111,696 35,268,012
Nutanix , Inc., Class A* 49,845 1,738,594
Qualys , Inc.* 18,099 2,761,002
Smartsheet , Inc., Class A* 69,604 2,816,178
Tenable Holdings, Inc.* 52,325 2,344,160
86,143,942
Specialized REITs 0.1%
SBA Communications Corp.,
Class A 3,031 606,715
Specialty Retail 2.2%
Advance Auto Parts, Inc. 81,453 4,555,666
AutoZone, Inc.* 5,669 14,399,204
18,954,870
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc. 365,039 62,498,327
Dell Technologies, Inc., Class
C 207,821 14,318,867
HP, Inc. 200,605 5,155,549
81,972,743
Total Investments
(cost $728,003,479) — 97.3% 850,911,377
Other assets in excess of liabilities — 2.7% 23,707,131
NET ASSETS — 100.0%
$ 874,618,508
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 39
OTC Total return swap contracts outstanding as of September 30, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 1,157 8,446 8,446
Advance Auto Parts,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 25,474 28,276 28,276
AGCO Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 22,072 22,513 22,513
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 69,417 220,746 220,746
Allison Transmission
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 63,670 3,184 3,184
American Airlines
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 446,477 89,296 89,296
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 63,910 49,850 49,850
Applied Industrial
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 30,132 34,350 34,350
Ares Management
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 34,113 10,357 10,357
Autodesk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 35,596 164,809 164,809
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 23,778 194,980 194,980
Bank of New York
Mellon Corp. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 25,084 12,040 12,040
Biogen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,637 8,995 8,995
Booking Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 690 890 890
Bright Horizons
Family Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,674 44,071 44,071
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 40,049 33,641 33,641
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 56,921 103,597 103,597
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,620 19,583 19,583
Chord Energy Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,508 36,289 36,289

40 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,464 36,743 36,743
Clean Harbors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 2,700 567 567
Copart , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 99,477 3,979 3,979
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 16,191 11,010 11,010
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 240,631 26,469 26,469
DXC Technology Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 218,564 104,911 104,911
Evercore , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 65,316 105,160 105,160
F5, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,575 94,341 94,341
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 9,771 29,802 29,802
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 4,549 77,697 77,697
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 37,801 8,694 8,694
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 21,537 33,167 33,167
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 812,189 146,194 146,194
Fox Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 190,447 53,325 53,325
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 266,505 25,318 25,318
GoDaddy , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 33,680 53,888 53,888
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 65,612 16,403 16,403
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,416 32,492 32,492
HP, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 133,239 12,242 12,242

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Intel Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 11,277 12,010 12,010
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 109,909 2,198 2,198
Kite Realty Group
Trust
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 132,984 1,330 1,330
KKR & Co., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 49,140 15,971 15,971
Kroger Co. (The) OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 202,653 113,486 113,486
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 104,028 75,940 75,940
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,289 19,936 19,936
Marathon Petroleum
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 10,419 4,538 4,538
Mastercard , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,980 3,861 3,861
MGM Resorts
International
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 27,972 7,552 7,552
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 14,577 53,060 53,060
MP Materials Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 35,429 16,297 16,297
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 30,780 12,312 12,312
New York
Community
Bancorp, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 466,485 4,665 4,665
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 29,805 308,482 308,482
Organon & Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 42,929 45,075 45,075
Otis Worldwide
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 37,130 48,269 48,269
Paramount Global OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 208,297 35,411 35,411
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 150,691 12,055 12,055

42 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Plug Power, Inc. Increases in total
return of reference
entity
OBFR - 1.07% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 37,171 4,832 4,832
Post Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 128 109 109
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 26,833 53,398 53,398
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 189,917 45,580 45,580
SBA
Communications
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 41,638 206,524 206,524
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 253,119 73,955 73,955
Smartsheet , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 19,099 23,301 23,301
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 119,278 9,542 9,542
Teledyne
Technologies, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,140 59,000 59,000
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 41,577 27,441 27,441
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 56,956 232,950 232,950
Trane Technologies
plc
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 21,683 89,796 89,796
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 163,177 140,332 140,332
Vaxcyte , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 28,597 12,297 12,297
Virtu Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 59,035 13,762 13,762
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 408,111 69,379 69,379
– –
Total unrealized appreciation 3,812,961 3,812,961
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,405 (39,536) (39,536)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 7,504 (23,112) (23,112)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 43,818 (208,136) (208,136)

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 43
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Affirm Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.65% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 35,780 (36,138) (36,138)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 85,562 (15,401) (15,401)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 3,381 (811) (811)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 25,525 (78,741) (78,741)
Annaly Capital
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 234,432 (54,710) (54,710)
Apellis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 8,407 (6,684) (6,684)
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,864 (5,641) (5,641)
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 26,210 (2,707) (2,707)
Avantor , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 107,474 (33,317) (33,317)
Azenta , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 33,995 (77,849) (77,849)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 108,225 (101,731) (101,731)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 34,186 (20,170) (20,170)
Carlyle Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 132,059 (63,388) (63,388)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 62,008 (50,847) (50,847)
Certara , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 34,262 (7,724) (7,724)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 42,234 (48,147) (48,147)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 28,268 (34,204) (34,204)
Cognex Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,728 (11,815) (11,815)
Cognizant
Technology
Solutions Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,749 (5,865) (5,865)

44 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 75,761 (50,760) (50,760)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 159,405 (159,405) (159,405)
Constellation Energy
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 93,438 (129,693) (129,693)
Danaher Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 21,597 (14,254) (14,254)
DISH Network Corp. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 654,627 (91,648) (91,648)
DTE Energy Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 42,128 (12,954) (12,954)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 49,286 (19,591) (19,591)
Entegris , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 31,018 (141,443) (141,443)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,625 (21,787) (21,787)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 17,546 (13,335) (13,335)
Exelixis , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 16,968 (5,769) (5,769)
Floor & Decor
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 19,184 (11,510) (11,510)
Freshpet , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 63,583 (72,485) (72,485)
Frontier
Communications
Parent, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 219,678 (98,855) (98,855)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 134,582 (133,236) (133,236)
Harley-Davidson,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 39,887 (32,508) (32,508)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 265,469 (143,353) (143,353)
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 20,245 (124,810) (124,810)
ICU Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 28,188 (56,658) (56,658)

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 45
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 38,024 (50,952) (50,952)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 32,617 (47,295) (47,295)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 6,081 (10,763) (10,763)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,748 (5,210) (5,210)
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 236,407 (14,184) (14,184)
Leggett & Platt, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 73,655 (90,596) (90,596)
Liberty Media Corp-
Liberty Formula One
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 19,725 (16,766) (16,766)
Lucid Group, Inc. Increases in total
return of reference
entity
OBFR - 9.20% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 56,221 (7,309) (7,309)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 35,651 (56,329) (56,329)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 26,583 (93,306) (93,306)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 36,087 (321,535) (321,535)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 524,304 (298,853) (298,853)
MKS Instruments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 32,796 (106,224) (106,224)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,988 (57,022) (57,022)
Monster Beverage
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 56,744 (9,646) (9,646)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 15,487 (2,168) (2,168)
MSA Safety, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 20,957 (3,356) (3,356)
nCino , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 160,512 (409,306) (409,306)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 22,047 (65,259) (65,259)

46 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Nutanix , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 66,605 (55,948) (55,948)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 227,992 (47,878) (47,878)
Omega Healthcare
Investors, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 12,516 (3,004) (3,004)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 17,806 (18,518) (18,518)
Oshkosh Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 13,632 (11,451) (11,451)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 75,368 (15,827) (15,827)
Planet Fitness, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 15,562 (47,620) (47,620)
Polaris, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 17,786 (54,781) (54,781)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,533 (180,209) (180,209)
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 6,036 (7,424) (7,424)
Premier, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 734 (206) (206)
Qualys , Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 19,261 (14,831) (14,831)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 17,109 (12,318) (12,318)
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 3,669 (1,981) (1,981)
Rexford Industrial
Realty, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 84,803 (24,593) (24,593)
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 18,053 (11,012) (11,012)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 12,551 (40,791) (40,791)
Sarepta
Therapeutics, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 59,956 (133,102) (133,102)
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 45,384 (17,700) (17,700)

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 47
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SouthState Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 9,430 (9,241) (9,241)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 10,417 (938) (938)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 3,238 (6,606) (6,606)
Sunrun , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 107,598 (16,140) (16,140)
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 7,777 (129,720) (129,720)
Surgery Partners,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 27,534 (26,157) (26,157)
T Rowe Price
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 41,275 (105,251) (105,251)
Take-Two Interactive
Software, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 29,313 (76,507) (76,507)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 13,275 (531) (531)
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 8 (2) (2)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,370 (41,806) (41,806)
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,930 (68,337) (68,337)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 69,890 (88,061) (88,061)
Valero Energy Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 7,353 (8,971) (8,971)
Vertex
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 17,417 (33,266) (33,266)
Viasat , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 86,213 (70,695) (70,695)
VICI Properties, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/29/2024 151,096 (91,910) (91,910)
W R Berkley Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 801 (200) (200)
Webster Financial
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 105,989 (137,786) (137,786)

48 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Welltower , Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 54,530 (93,792) (93,792)
YETI Holdings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 26,779 (58,646) (58,646)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 79,093 (3,955) (3,955)
– –
Total unrealized depreciation (5,694,519) (5,694,519)
– –
Net unrealized depreciation (1,881,558) (1,881,558)
Financing Costs of Swap Contracts (218,597) (218,597)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (2,100,155) (2,100,155)
OBFR Overnight Bank Funding Rate

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 49
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

50 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT U.S. 130/30 Equity Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 850,911,377 $ – $ – $ 850,911,377
Total Return Swaps† – 3,812,961 – 3,812,961
Total Assets $ 850,911,377 $ 3,812,961 $ – $ 854,724,338
Liabilities:
Total Return Swaps† $ – $ (5,913,116) $ – $ (5,913,116)
Total Liabilities $ – $ (5,913,116) $ – $ (5,913,116)
Total $ 850,911,377 $ (2,100,155) $ – $ 848,811,222
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 3,812,961
Total $ 3,812,961

NVIT U.S. 130/30 Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 51
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (5,913,116)
Total $ (5,913,116)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealiz ed appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 87.0%
Shares Value ($)
Aerospace & Defense 1.3%
Axon Enterprise, Inc.* 3,568 709,996
Boeing Co. (The)* 27,939 5,355,348
General Dynamics Corp. 11,167 2,467,572
Howmet Aerospace, Inc. 19,398 897,158
Huntington Ingalls Industries,
Inc. 2,069 423,276
L3Harris Technologies, Inc. 9,210 1,603,645
Lockheed Martin Corp. 11,044 4,516,554
Northrop Grumman Corp. 7,045 3,101,139
RTX Corp. 71,720 5,161,688
Textron, Inc. 9,935 776,321
TransDigm Group, Inc.* 2,695 2,272,235
27,284,932
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 5,719 492,577
Expeditors International of
Washington, Inc. 7,257 831,870
FedEx Corp. 11,402 3,020,618
United Parcel Service, Inc.,
Class B 35,639 5,555,051
9,900,116
Automobile Components 0.1%
Aptiv plc* 14,223 1,402,246
BorgWarner, Inc. 12,008 484,763
1,887,009
Automobiles 1.9%
Ford Motor Co. 193,466 2,402,848
General Motors Co. 68,007 2,242,191
Tesla, Inc.* 136,066 34,046,434
38,691,473
Banks 2.6%
Bank of America Corp. 340,652 9,327,052
Citigroup, Inc. 94,888 3,902,743
Citizens Financial Group, Inc. 23,272 623,690
Comerica, Inc. 5,696 236,669
Fifth Third Bancorp(a) 33,147 839,614
Huntington Bancshares, Inc. 69,395 721,708
JPMorgan Chase & Co. 143,196 20,766,284
KeyCorp(a) 47,146 507,291
M&T Bank Corp. 8,174 1,033,602
PNC Financial Services
Group, Inc. (The) 19,624 2,409,238
Regions Financial Corp. 45,696 785,971
Truist Financial Corp. 66,809 1,911,406
US Bancorp(a) 76,225 2,519,999
Wells Fargo & Co. 180,285 7,366,445
Zions Bancorp NA 6,623 231,076
53,182,788
Beverages 1.4%
Brown-Forman Corp., Class B 9,248 533,517
Coca-Cola Co. (The) 191,772 10,735,397
Constellation Brands, Inc.,
Class A 7,912 1,988,523
Keurig Dr Pepper, Inc. 50,233 1,585,856
Molson Coors Beverage Co.,
Class B(a) 9,329 593,231
Monster Beverage Corp.* 37,434 1,982,130
PepsiCo, Inc. 67,830 11,493,115
28,911,769
Common Stocks
Shares Value ($)
Biotechnology 1.8%
AbbVie, Inc.(a) 86,972 12,964,046
Amgen, Inc. 26,357 7,083,707
Biogen, Inc.* 7,075 1,818,346
Gilead Sciences, Inc. 61,397 4,601,091
Incyte Corp.* 8,786 507,567
Moderna , Inc.* 16,316 1,685,280
Regeneron Pharmaceuticals,
Inc.* 5,260 4,328,770
Vertex Pharmaceuticals, Inc.* 12,718 4,422,557
37,411,364
Broadline Retail 2.9%
Amazon.com, Inc.* 447,394 56,872,725
eBay, Inc. 25,908 1,142,284
Etsy, Inc.*(a) 5,628 363,456
58,378,465
Building Products 0.4%
A O Smith Corp. 6,359 420,521
Allegion plc(a) 4,560 475,152
Carrier Global Corp. 41,140 2,270,928
Johnson Controls International
plc 33,522 1,783,706
Masco Corp. 10,750 574,587
Trane Technologies plc(a) 11,227 2,278,070
7,802,964
Capital Markets 2.5%
Ameriprise Financial, Inc. 5,057 1,667,192
Bank of New York Mellon
Corp. (The) 38,970 1,662,070
BlackRock, Inc. 6,915 4,470,478
Blackstone, Inc. 34,973 3,747,007
Cboe Global Markets, Inc. 5,199 812,136
Charles Schwab Corp. (The) 73,271 4,022,578
CME Group, Inc. 17,726 3,549,100
FactSet Research Systems,
Inc. 1,878 821,174
Franklin Resources, Inc.(a) 13,981 343,653
Goldman Sachs Group, Inc.
(The) 16,244 5,256,071
Intercontinental Exchange, Inc. 28,202 3,102,784
Invesco Ltd. 22,566 327,658
MarketAxess Holdings, Inc. 1,868 399,080
Moody's Corp. 7,776 2,458,538
Morgan Stanley 62,868 5,134,430
MSCI, Inc., Class A 3,921 2,011,787
Nasdaq, Inc. 16,226 788,421
Northern Trust Corp. 10,036 697,301
Raymond James Financial,
Inc. 9,032 907,084
S&P Global, Inc. 16,034 5,858,984
State Street Corp. 16,037 1,073,838
T. Rowe Price Group, Inc.(a) 11,222 1,176,851
50,288,215
Chemicals 1.5%
Air Products & Chemicals, Inc. 10,946 3,102,096
Albemarle Corp.(a) 5,773 981,641
Celanese Corp., Class A(a) 5,153 646,805
CF Industries Holdings, Inc. 9,223 790,780
Corteva , Inc. 34,657 1,773,052
Dow, Inc. 34,384 1,772,839
DuPont de Nemours, Inc.(a) 22,377 1,669,100

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Chemicals
Eastman Chemical Co. 6,058 464,770
Ecolab, Inc. 12,500 2,117,500
FMC Corp. 6,539 437,917
International Flavors &
Fragrances, Inc. 12,671 863,782
Linde plc 24,043 8,952,411
LyondellBasell Industries NV,
Class A 12,457 1,179,678
Mosaic Co. (The) 16,478 586,617
PPG Industries, Inc. 11,843 1,537,221
Sherwin-Williams Co. (The) 11,657 2,973,118
29,849,327
Commercial Services & Supplies 0.4%
Cintas Corp. 4,261 2,049,584
Copart , Inc.* 43,158 1,859,678
Republic Services, Inc., Class
A 10,342 1,473,838
Rollins, Inc. 11,463 427,914
Waste Management, Inc. 18,163 2,768,768
8,579,782
Communications Equipment 0.8%
Arista Networks, Inc.* 12,356 2,272,639
Cisco Systems, Inc. 200,797 10,794,847
F5, Inc.* 2,931 472,301
Juniper Networks, Inc. 16,314 453,366
Motorola Solutions, Inc. 8,287 2,256,053
16,249,206
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 7,127 1,333,248
Construction Materials 0.1%
Martin Marietta Materials, Inc. 2,986 1,225,693
Vulcan Materials Co. 6,618 1,336,969
2,562,662
Consumer Finance 0.4%
American Express Co. 28,668 4,276,979
Capital One Financial Corp. 19,139 1,857,440
Discover Financial Services 12,428 1,076,638
Synchrony Financial 20,837 636,987
7,848,044
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp. 21,836 12,336,467
Dollar General Corp. 10,650 1,126,770
Dollar Tree, Inc.* 10,385 1,105,483
Kroger Co. (The)(a) 32,537 1,456,031
Sysco Corp. 24,689 1,630,708
Target Corp. 22,872 2,528,957
Walgreens Boots Alliance, Inc.
(a) 35,421 787,763
Walmart, Inc. 70,325 11,247,077
32,219,256
Containers & Packaging 0.2%
Amcor plc 72,905 667,810
Avery Dennison Corp. 3,893 711,134
Ball Corp.(a) 15,664 779,754
International Paper Co. 17,460 619,306
Packaging Corp. of America(a) 4,431 680,380
Sealed Air Corp. 7,072 232,386
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 11,947 427,703
4,118,473
Distributors 0.1%
Genuine Parts Co. 6,963 1,005,318
LKQ Corp. 13,665 676,554
Pool Corp. 1,964 699,380
2,381,252
Diversified Telecommunication Services 0.6%
AT&T, Inc. 352,264 5,291,005
Verizon Communications, Inc. 207,152 6,713,797
12,004,802
Electric Utilities 1.4%
Alliant Energy Corp.(a) 12,971 628,445
American Electric Power Co.,
Inc. 25,385 1,909,460
Constellation Energy Corp.(a) 15,801 1,723,573
Duke Energy Corp. 37,916 3,346,466
Edison International 18,846 1,192,763
Entergy Corp. 10,525 973,563
Evergy , Inc. 11,160 565,812
Eversource Energy 17,273 1,004,425
Exelon Corp. 48,628 1,837,652
FirstEnergy Corp. 24,929 852,073
NextEra Energy, Inc. 99,718 5,712,844
NRG Energy, Inc. 10,701 412,203
PG&E Corp.* 101,935 1,644,212
Pinnacle West Capital Corp. 5,477 403,545
PPL Corp.(a) 35,949 846,958
Southern Co. (The) 53,736 3,477,794
Xcel Energy, Inc. 27,643 1,581,732
28,113,520
Electrical Equipment 0.5%
AMETEK, Inc. 11,237 1,660,379
Eaton Corp. plc 19,661 4,193,298
Emerson Electric Co. 28,160 2,719,411
Generac Holdings, Inc.*(a) 2,991 325,900
Rockwell Automation, Inc. 5,593 1,598,871
10,497,859
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A 29,315 2,462,167
CDW Corp. 6,669 1,345,537
Corning, Inc. 37,111 1,130,772
Keysight Technologies, Inc.*(a) 8,665 1,146,466
TE Connectivity Ltd. 15,447 1,908,168
Teledyne Technologies, Inc.* 2,271 927,885
Trimble, Inc.* 12,198 656,984
Zebra Technologies Corp.,
Class A* 2,518 595,583
10,173,562
Energy Equipment & Services 0.4%
Baker Hughes Co., Class A 50,815 1,794,786
Halliburton Co. 43,958 1,780,299
Schlumberger NV 70,028 4,082,632
7,657,717
Entertainment 1.1%
Activision Blizzard, Inc. 35,251 3,300,551
Electronic Arts, Inc. 11,994 1,444,078
Live Nation Entertainment,
Inc.* 6,871 570,568

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Common Stocks
Shares Value ($)
Entertainment
Netflix, Inc.* 21,836 8,245,274
Take-Two Interactive Software,
Inc.*(a) 7,913 1,110,906
Walt Disney Co. (The)* 90,162 7,307,630
Warner Bros Discovery,
Inc.*(a) 110,662 1,201,789
23,180,796
Financial Services 3.8%
Berkshire Hathaway, Inc.,
Class B* 89,861 31,478,308
Fidelity National Information
Services, Inc.(a) 28,849 1,594,484
Fiserv, Inc.* 30,039 3,393,206
FleetCor Technologies, Inc.* 3,622 924,842
Global Payments, Inc. 12,728 1,468,684
Jack Henry & Associates, Inc.
(a) 3,453 521,886
Mastercard , Inc., Class A 40,997 16,231,122
PayPal Holdings, Inc.* 54,105 3,162,978
Visa, Inc., Class A(a) 79,174 18,210,812
76,986,322
Food Products 0.8%
Archer-Daniels-Midland Co. 26,416 1,992,295
Bunge Ltd. 7,417 802,890
Campbell Soup Co. 10,265 421,686
Conagra Brands, Inc. 22,775 624,490
General Mills, Inc. 28,794 1,842,528
Hershey Co. (The) 7,384 1,477,391
Hormel Foods Corp.(a) 13,527 514,432
J M Smucker Co. (The)(a) 4,931 606,069
Kellogg Co. 13,629 811,062
Kraft Heinz Co. (The) 40,001 1,345,634
Lamb Weston Holdings, Inc. 6,778 626,694
McCormick & Co., Inc.
(Non-Voting) 12,417 939,222
Mondelez International, Inc.,
Class A 67,034 4,652,160
Tyson Foods, Inc., Class A 13,846 699,084
17,355,637
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 7,261 769,158
Ground Transportation 0.7%
CSX Corp. 98,861 3,039,976
JB Hunt Transport Services,
Inc.(a) 3,998 753,703
Norfolk Southern Corp. 11,209 2,207,388
Old Dominion Freight Line, Inc. 4,371 1,788,351
Union Pacific Corp. 30,031 6,115,213
13,904,631
Health Care Equipment & Supplies 2.2%
Abbott Laboratories 85,509 8,281,547
Align Technology, Inc.* 3,580 1,093,046
Baxter International, Inc. 24,780 935,197
Becton Dickinson & Co. 14,295 3,695,686
Boston Scientific Corp.* 72,149 3,809,467
Cooper Cos., Inc. (The) 2,531 804,883
Dentsply Sirona, Inc. 11,157 381,123
Dexcom , Inc.* 18,942 1,767,289
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences
Corp.*(a) 29,736 2,060,110
GE HealthCare Technologies,
Inc.(a) 18,943 1,288,882
Hologic , Inc.* 12,016 833,910
IDEXX Laboratories, Inc.* 4,045 1,768,757
Insulet Corp.* 3,557 567,306
Intuitive Surgical, Inc.* 17,313 5,060,417
Medtronic plc 65,592 5,139,789
ResMed , Inc. 7,392 1,093,055
STERIS plc 4,840 1,061,993
Stryker Corp. 16,655 4,551,312
Teleflex, Inc.(a) 2,362 463,920
Zimmer Biomet Holdings, Inc. 10,449 1,172,587
45,830,276
Health Care Providers & Services 2.6%
Cardinal Health, Inc. 12,572 1,091,501
Cencora , Inc.(a) 8,166 1,469,635
Centene Corp.* 26,631 1,834,343
Cigna Group (The) 14,584 4,172,045
CVS Health Corp. 63,288 4,418,768
DaVita, Inc.* 2,476 234,056
Elevance Health, Inc. 11,611 5,055,662
HCA Healthcare, Inc. 9,871 2,428,069
Henry Schein, Inc.* 6,490 481,883
Humana, Inc. 6,091 2,963,393
Laboratory Corp. of America
Holdings 4,244 853,256
McKesson Corp. 6,647 2,890,448
Molina Healthcare, Inc.* 2,854 935,798
Quest Diagnostics, Inc. 5,730 698,258
UnitedHealth Group, Inc. 45,643 23,012,744
Universal Health Services,
Inc., Class B 2,910 365,874
52,905,733
Health Care REITs 0.2%
Healthpeak Properties, Inc. 27,436 503,725
Ventas, Inc. 19,644 827,602
Welltower , Inc. 25,484 2,087,649
3,418,976
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc.(a) 33,518 538,634
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc., Class A* 21,009 2,882,645
Booking Holdings, Inc.* 1,759 5,424,668
Caesars Entertainment, Inc.* 10,826 501,785
Carnival Corp.*(a) 48,334 663,142
Chipotle Mexican Grill, Inc.,
Class A* 1,367 2,504,112
Darden Restaurants, Inc. 5,956 853,018
Domino's Pizza, Inc. 1,748 662,125
Expedia Group, Inc.* 6,978 719,222
Hilton Worldwide Holdings,
Inc. 13,058 1,961,050
Las Vegas Sands Corp. 15,890 728,398
Marriott International, Inc.,
Class A 12,295 2,416,705
McDonald's Corp. 35,909 9,459,867
MGM Resorts International(a) 14,101 518,353

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.*(a) 21,647 356,743
Royal Caribbean Cruises
Ltd.*(a) 11,292 1,040,445
Starbucks Corp. 56,439 5,151,188
Wynn Resorts Ltd. 4,530 418,617
Yum! Brands, Inc. 13,661 1,706,805
37,968,888
Household Durables 0.3%
DR Horton, Inc. 15,080 1,620,648
Garmin Ltd.(a) 7,354 773,641
Lennar Corp., Class A 12,469 1,399,396
Mohawk Industries, Inc.* 2,566 220,188
NVR, Inc.* 161 960,091
PulteGroup, Inc. 10,914 808,182
Whirlpool Corp.(a) 2,644 353,503
6,135,649
Household Products 1.2%
Church & Dwight Co., Inc. 11,886 1,089,114
Clorox Co. (The) 5,997 785,967
Colgate-Palmolive Co. 40,735 2,896,666
Kimberly-Clark Corp. 16,628 2,009,494
Procter & Gamble Co. (The) 116,155 16,942,368
23,723,609
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 34,722 527,774
Industrial Conglomerates 0.7%
3M Co. 27,182 2,544,779
General Electric Co. 53,629 5,928,686
Honeywell International, Inc. 32,716 6,043,954
14,517,419
Industrial REITs 0.2%
Prologis, Inc. 45,523 5,108,136
Insurance 1.9%
Aflac, Inc. 26,638 2,044,466
Allstate Corp. (The) 12,750 1,420,478
American International Group,
Inc. 35,079 2,125,787
Aon plc, Class A 10,106 3,276,567
Arch Capital Group Ltd.*(a) 18,486 1,473,519
Arthur J Gallagher & Co.(a) 10,776 2,456,174
Assurant, Inc. 2,514 360,960
Brown & Brown, Inc. 11,959 835,217
Chubb Ltd. 20,239 4,213,355
Cincinnati Financial Corp. 7,764 794,180
Everest Group Ltd. 2,139 795,002
Globe Life, Inc. 4,044 439,704
Hartford Financial Services
Group, Inc. (The) 14,770 1,047,341
Loews Corp. 9,351 592,012
Marsh & McLennan Cos., Inc. 24,339 4,631,712
MetLife, Inc. 30,842 1,940,270
Principal Financial Group, Inc. 11,207 807,688
Progressive Corp. (The) 28,842 4,017,691
Prudential Financial, Inc. 17,761 1,685,341
Travelers Cos., Inc. (The) 11,281 1,842,300
W R Berkley Corp. 10,119 642,455
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc(a) 5,059 1,057,129
38,499,348
Interactive Media & Services 5.1%
Alphabet, Inc., Class A* 292,346 38,256,397
Alphabet, Inc., Class C* 248,682 32,788,722
Match Group, Inc.* 13,214 517,658
Meta Platforms, Inc., Class A* 109,517 32,878,099
104,440,876
IT Services 1.1%
Accenture plc, Class A 31,082 9,545,593
Akamai Technologies, Inc.*(a) 7,259 773,374
Cognizant Technology
Solutions Corp., Class A 24,940 1,689,436
DXC Technology Co.* 11,186 233,004
EPAM Systems, Inc.* 2,882 736,899
Gartner, Inc.* 3,964 1,362,070
International Business
Machines Corp. 44,889 6,297,927
VeriSign, Inc.* 4,282 867,233
21,505,536
Leisure Products 0.0%
†
Hasbro, Inc. 5,939 392,805
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc. 14,722 1,646,214
Bio-Rad Laboratories, Inc.,
Class A* 1,074 384,975
Bio- Techne Corp. 8,165 555,792
Charles River Laboratories
International, Inc.*(a) 2,542 498,181
Danaher Corp. 32,380 8,033,478
Illumina, Inc.* 7,934 1,089,179
IQVIA Holdings, Inc.* 9,023 1,775,275
Mettler -Toledo International,
Inc.* 1,056 1,170,122
Revvity , Inc.(a) 6,068 671,728
Thermo Fisher Scientific, Inc. 19,018 9,626,341
Waters Corp.*(a) 2,833 776,837
West Pharmaceutical
Services, Inc. 3,594 1,348,505
27,576,627
Machinery 1.6%
Caterpillar, Inc. 25,137 6,862,401
Cummins, Inc. 6,891 1,574,318
Deere & Co. 13,436 5,070,478
Dover Corp. 6,877 959,410
Fortive Corp. 17,694 1,312,187
IDEX Corp. 3,852 801,293
Illinois Tool Works, Inc. 13,446 3,096,748
Ingersoll Rand, Inc. 20,124 1,282,301
Nordson Corp. 2,726 608,362
Otis Worldwide Corp. 20,068 1,611,661
PACCAR, Inc. 25,674 2,182,804
Parker-Hannifin Corp. 6,318 2,460,987
Pentair plc 8,060 521,885
Snap-on, Inc. 2,719 693,508
Stanley Black & Decker, Inc. 7,680 641,894
Westinghouse Air Brake
Technologies Corp. 9,008 957,280

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks
Shares Value ($)
Machinery
Xylem, Inc. 11,994 1,091,814
31,729,331
Media 0.7%
Charter Communications, Inc.,
Class A*(a) 4,985 2,192,503
Comcast Corp., Class A 202,799 8,992,107
Fox Corp., Class A(a) 11,978 373,714
Fox Corp., Class B 7,090 204,759
Interpublic Group of Cos., Inc.
(The)(a) 18,549 531,614
News Corp., Class A(a) 19,459 390,347
News Corp., Class B(a) 5,994 125,095
Omnicom Group, Inc. 9,866 734,820
Paramount Global, Class B(a) 23,173 298,932
13,843,891
Metals & Mining 0.3%
Freeport-McMoRan, Inc. 70,642 2,634,240
Newmont Corp. 39,585 1,462,666
Nucor Corp. 12,256 1,916,225
Steel Dynamics, Inc. 7,904 847,467
6,860,598
Multi-Utilities 0.6%
Ameren Corp. 13,115 981,396
CenterPoint Energy, Inc. 30,690 824,027
CMS Energy Corp. 14,022 744,708
Consolidated Edison, Inc. 16,961 1,450,674
Dominion Energy, Inc. 41,769 1,865,821
DTE Energy Co. 10,313 1,023,875
NiSource, Inc. 19,808 488,861
Public Service Enterprise
Group, Inc. 24,593 1,399,588
Sempra 30,814 2,096,276
WEC Energy Group, Inc. 15,840 1,275,912
12,151,138
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 7,609 761,661
Boston Properties, Inc. 7,490 445,505
1,207,166
Oil, Gas & Consumable Fuels 3.7%
APA Corp. 15,090 620,199
Chevron Corp. 87,426 14,741,772
ConocoPhillips 59,006 7,068,919
Coterra Energy, Inc. 37,425 1,012,346
Devon Energy Corp. 31,510 1,503,027
Diamondback Energy, Inc.(a) 8,964 1,388,344
EOG Resources, Inc. 28,591 3,624,195
EQT Corp.(a) 17,915 726,991
Exxon Mobil Corp. 197,256 23,193,360
Hess Corp. 13,845 2,118,285
Kinder Morgan, Inc. 95,048 1,575,896
Marathon Oil Corp. 30,194 807,690
Marathon Petroleum Corp. 19,702 2,981,701
Occidental Petroleum Corp.(a) 32,694 2,121,187
ONEOK, Inc. 27,880 1,768,428
Phillips 66 21,941 2,636,211
Pioneer Natural Resources
Co. 11,487 2,636,841
Targa Resources Corp. 11,090 950,635
Valero Energy Corp.(a) 17,400 2,465,754
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The) 59,736 2,012,506
75,954,287
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 6,167 228,672
American Airlines Group,
Inc.*(a) 33,776 432,671
Delta Air Lines, Inc. 31,686 1,172,382
Southwest Airlines Co. 28,449 770,114
United Airlines Holdings,
Inc.*(a) 16,605 702,392
3,306,231
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 11,637 1,682,128
Kenvue , Inc. 84,209 1,690,917
3,373,045
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co. 102,940 5,974,638
Catalent , Inc.* 8,974 408,586
Eli Lilly & Co. 39,292 21,104,912
Johnson & Johnson 118,654 18,480,361
Merck & Co., Inc. 125,035 12,872,353
Organon & Co. 13,205 229,239
Pfizer, Inc. 278,202 9,227,960
Viatris , Inc. 56,388 555,986
Zoetis, Inc., Class A 22,641 3,939,081
72,793,116
Professional Services 0.7%
Automatic Data Processing,
Inc. 20,300 4,883,774
Broadridge Financial
Solutions, Inc. 5,923 1,060,513
Ceridian HCM Holding, Inc.*(a) 7,900 536,015
Equifax, Inc. 6,132 1,123,260
Jacobs Solutions, Inc. 6,245 852,442
Leidos Holdings, Inc. 6,768 623,739
Paychex, Inc. 15,686 1,809,066
Paycom Software, Inc.(a) 2,377 616,285
Robert Half, Inc.(a) 4,834 354,236
Verisk Analytics, Inc., Class A 7,062 1,668,327
13,527,657
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*(a) 15,565 1,149,631
CoStar Group, Inc.* 20,121 1,547,104
2,696,735
Residential REITs 0.3%
AvalonBay Communities, Inc. 6,933 1,190,673
Camden Property Trust 5,127 484,912
Equity Residential 16,780 985,154
Essex Property Trust, Inc.(a) 3,083 653,873
Invitation Homes, Inc. 28,511 903,514
Mid-America Apartment
Communities, Inc. 5,749 739,609
UDR, Inc. 15,123 539,437
5,497,172
Retail REITs 0.2%
Federal Realty Investment
Trust 3,904 353,819
Kimco Realty Corp. 31,542 554,824

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Retail REITs
Realty Income Corp.(a) 34,895 1,742,656
Regency Centers Corp. 7,995 475,223
Simon Property Group, Inc.(a) 16,430 1,774,933
4,901,455
Semiconductors & Semiconductor Equipment 6.4%
Advanced Micro Devices, Inc.* 79,612 8,185,706
Analog Devices, Inc. 24,707 4,325,949
Applied Materials, Inc. 41,378 5,728,784
Broadcom, Inc. 20,335 16,889,844
Enphase Energy, Inc.*(a) 6,612 794,432
First Solar, Inc.* 5,107 825,240
Intel Corp. 206,362 7,336,169
KLA Corp. 6,786 3,112,467
Lam Research Corp. 6,568 4,116,625
Microchip Technology, Inc. 26,979 2,105,711
Micron Technology, Inc. 53,971 3,671,647
Monolithic Power Systems,
Inc. 2,390 1,104,180
NVIDIA Corp. 121,708 52,941,763
NXP Semiconductors NV 12,760 2,550,979
ON Semiconductor Corp.* 21,160 1,966,822
Qorvo , Inc.* 4,572 436,489
QUALCOMM, Inc. 54,990 6,107,190
Skyworks Solutions, Inc.(a) 7,832 772,157
SolarEdge Technologies,
Inc.*(a) 2,877 372,600
Teradyne, Inc.(a) 7,411 744,509
Texas Instruments, Inc. 44,740 7,114,107
131,203,370
Software 8.8%
Adobe, Inc.* 22,459 11,451,844
ANSYS, Inc.* 4,336 1,290,177
Autodesk, Inc.* 10,571 2,187,246
Cadence Design Systems,
Inc.* 13,392 3,137,746
Fair Isaac Corp.* 1,230 1,068,292
Fortinet, Inc.* 31,877 1,870,542
Gen Digital, Inc. 27,574 487,508
Intuit, Inc. 13,800 7,050,972
Microsoft Corp. 366,098 115,595,443
Oracle Corp. 77,572 8,216,426
Palo Alto Networks, Inc.* 14,997 3,515,897
PTC, Inc.* 6,018 852,630
Roper Technologies, Inc. 5,252 2,543,439
Salesforce, Inc.* 47,993 9,732,020
ServiceNow , Inc.*(a) 10,052 5,618,666
Synopsys, Inc.* 7,498 3,441,357
Tyler Technologies, Inc.* 2,122 819,389
178,879,594
Specialized REITs 0.9%
American Tower Corp. 22,970 3,777,417
Crown Castle, Inc. 21,241 1,954,809
Digital Realty Trust, Inc. 14,906 1,803,924
Equinix , Inc. 4,610 3,348,059
Extra Space Storage, Inc.(a) 10,204 1,240,602
Iron Mountain, Inc.(a) 14,206 844,547
Public Storage 7,740 2,039,645
SBA Communications Corp.,
Class A 5,385 1,077,915
VICI Properties, Inc., Class A 49,451 1,439,024
Common Stocks
Shares Value ($)
Specialized REITs
Weyerhaeuser Co. 36,611 1,122,493
18,648,435
Specialty Retail 1.8%
AutoZone, Inc.* 895 2,273,291
Bath & Body Works, Inc. 11,488 388,294
Best Buy Co., Inc. 9,906 688,170
CarMax, Inc.* 7,431 525,595
Home Depot, Inc. (The) 49,539 14,968,704
Lowe's Cos., Inc. 28,874 6,001,172
O'Reilly Automotive, Inc.* 3,002 2,728,398
Ross Stores, Inc. 16,731 1,889,767
TJX Cos., Inc. (The) 56,628 5,033,097
Tractor Supply Co.(a) 5,246 1,065,200
Ulta Beauty, Inc.* 2,483 991,834
36,553,522
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc. 724,148 123,981,379
Hewlett Packard Enterprise
Co.(a) 63,067 1,095,474
HP, Inc. 43,391 1,115,149
NetApp, Inc. 10,655 808,501
Seagate Technology Holdings
plc(a) 9,830 648,289
Western Digital Corp.* 15,245 695,629
128,344,421
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B 60,365 5,772,101
Ralph Lauren Corp., Class A 1,911 221,848
Tapestry, Inc. 11,199 321,971
VF Corp.(a) 17,190 303,748
6,619,668
Tobacco 0.5%
Altria Group, Inc. 87,443 3,676,978
Philip Morris International, Inc. 76,491 7,081,537
10,758,515
Trading Companies & Distributors 0.2%
Fastenal Co. 27,769 1,517,298
United Rentals, Inc. 3,409 1,515,539
WW Grainger, Inc. 2,232 1,544,187
4,577,024
Water Utilities 0.1%
American Water Works Co.,
Inc. 9,734 1,205,361
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 25,507 3,572,255
Total Common Stocks
(cost $1,138,336,308) 1,770,818,622

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Purchased Options 0.2%
Number of
Contracts Value ($)
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
11/30/2023 at USD
4,460.00, European Style
Notional Amount: USD
107,844,458
Exchange Traded 503 1,100,312
S&P 500 E-Mini Index
11/17/2023 at USD
4,460.00, European Style
Notional Amount: USD
107,844,458
Exchange Traded 503 892,825
S&P 500 E-Mini Index
12/15/2023 at USD
4,450.00, American Style
Notional Amount: USD
107,844,458
Exchange Traded 503 1,446,125
Total Purchased Options
(cost $3,539,227) 3,439,262
Short-Term Investments 8.9%
Shares
U.S. Treasury Obligation 8.9%
U.S. Treasury Bills
5.18% 10/19/2023 173,000,000 172,567,836
5.35% 11/28/2023(b) 8,010,000 7,942,434
Total U.S. Treasury
Obligation
(cost $180,503,263) 180,510,270
Total Short-Term Investment
(cost $180,503,263) 180,510,270
Repurchase Agreements 0.7%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,209, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $5,100,000.(c) 5,000,000 5,000,000
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002.(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$607,358, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$619,230.(c) 607,088 607,088
MetLife, Inc.,
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,491,102, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $2,541,192.(c) 2,490,000 2,490,000
Pershing LLC,
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,221, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $15,097,088) 15,097,088
Total Investments
(cost $1,337,475,886) — 96.8% 1,969,865,242
Other assets in excess of liabilities — 3.2% 64,449,805
NET ASSETS — 100.0%
$ 2,034,315,047
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $61,433,817, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,097,088 and by
$47,929,725 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $63,026,813.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$15,097,088.

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
REIT Real Estate Investment Trust Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond 2,105 12/2023 USD 239,509,531 (13,637,186)
Total long contracts (13,637,186)
Short Contracts
S&P 500 E-Mini Index (126) 12/2023 USD (27,250,650) 63,117
Total short contracts 63,117
Net contracts (13,574,069)
Currency:
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,770,818,622 $ – $ – $ 1,770,818,622
Futures Contracts 63,117 – – 63,117
Purchased Option 3,439,262 – – 3,439,262
Repurchase Agreements – 15,097,088 – 15,097,088
Short-Term Investments – 180,510,270 – 180,510,270
Total Assets $ 1,774,321,001 $ 195,607,358 $ – $ 1,969,928,359
Liabilities:
Futures Contracts $ (13,637,186) $ – $ – $ (13,637,186)
Total Liabilities $ (13,637,186) $ – $ – $ (13,637,186)
Total $ 1,760,683,815 $ 195,607,358 $ – $ 1,956,291,173

NVIT BNY Mellon Dynamic U.S. Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Core Fund
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 3,439,262
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 63,117
Total $ 3,502,379
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (13,637,186)
Total $ (13,637,186)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Common Stocks 87.4%
Shares Value ($)
Aerospace & Defense 3.3%
Howmet Aerospace, Inc. 92,337 4,270,586
L3Harris Technologies, Inc. 17,350 3,020,982
Northrop Grumman Corp. 22,126 9,739,644
17,031,212
Air Freight & Logistics 1.4%
FedEx Corp. 27,642 7,322,919
Automobiles 0.7%
General Motors Co. 103,627 3,416,582
Banks 4.6%
JPMorgan Chase & Co. 129,856 18,831,717
US Bancorp 153,871 5,086,975
23,918,692
Biotechnology 3.2%
AbbVie, Inc. 86,441 12,884,896
Gilead Sciences, Inc. 50,364 3,774,278
16,659,174
Capital Markets 6.4%
Ameriprise Financial, Inc. 6,893 2,272,484
Ares Management Corp.,
Class A 36,341 3,738,399
Charles Schwab Corp. (The) 43,371 2,381,068
CME Group, Inc. 54,951 11,002,289
Goldman Sachs Group, Inc.
(The) 13,666 4,421,908
LPL Financial Holdings, Inc. 20,342 4,834,276
Morgan Stanley 54,356 4,439,254
33,089,678
Chemicals 1.1%
CF Industries Holdings, Inc. 68,370 5,862,044
Communications Equipment 2.5%
Cisco Systems, Inc. 244,041 13,119,644
Construction Materials 1.1%
CRH plc(a) 105,292 5,762,631
Electric Utilities 2.4%
Constellation Energy Corp.(a) 85,258 9,299,943
Exelon Corp. 82,212 3,106,791
12,406,734
Electrical Equipment 1.1%
Eaton Corp. plc 26,421 5,635,071
Energy Equipment & Services 1.1%
Schlumberger NV 97,311 5,673,231
Financial Services 5.4%
Berkshire Hathaway, Inc.,
Class B* 59,585 20,872,625
Voya Financial, Inc. 104,733 6,959,508
27,832,133
Food Products 0.8%
Bunge Ltd. 36,887 3,993,018
Health Care Equipment & Supplies 6.8%
Alcon, Inc.CHF 30,042 2,315,037
Baxter International, Inc. 70,091 2,645,234
Becton Dickinson & Co. 54,618 14,120,392
GE HealthCare Technologies,
Inc.(a) 37,529 2,553,473
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Medtronic plc 173,884 13,625,550
35,259,686
Health Care Providers & Services 2.7%
McKesson Corp. 10,695 4,650,721
UnitedHealth Group, Inc. 18,741 9,449,025
14,099,746
Hotels, Restaurants & Leisure 3.9%
International Game
Technology plc 423,415 12,837,943
Las Vegas Sands Corp. 163,688 7,503,458
20,341,401
Insurance 9.9%
Allstate Corp. (The) 40,761 4,541,183
American International Group,
Inc. 114,488 6,937,973
Aon plc, Class A 11,932 3,868,593
Assurant, Inc. 67,381 9,674,564
Everest Group Ltd. 18,549 6,894,107
Progressive Corp. (The) 55,141 7,681,141
RenaissanceRe Holdings Ltd. 42,475 8,406,652
Willis Towers Watson plc 16,541 3,456,407
51,460,620
Interactive Media & Services 0.8%
Alphabet, Inc., Class A* 30,733 4,021,720
IT Services 0.8%
International Business
Machines Corp. 31,194 4,376,518
Leisure Products 0.8%
Hasbro, Inc. 60,393 3,994,393
Life Sciences Tools & Services 2.2%
Danaher Corp.* 45,528 11,148,859
Media 3.1%
Comcast Corp., Class A 112,540 4,990,024
Interpublic Group of Cos., Inc.
(The) 185,435 5,314,567
Omnicom Group, Inc. 79,550 5,924,884
16,229,475
Metals & Mining 1.9%
Freeport-McMoRan, Inc. 265,199 9,889,271
Oil, Gas & Consumable Fuels 11.7%
ConocoPhillips 28,878 3,459,584
EQT Corp.(a) 156,224 6,339,570
Exxon Mobil Corp. 99,444 11,692,626
Hess Corp. 54,927 8,403,831
Marathon Petroleum Corp. 46,700 7,067,578
Occidental Petroleum Corp.(a) 162,309 10,530,608
Pioneer Natural Resources
Co. 20,619 4,733,092
Shell plc, ADR-NL 129,551 8,340,493
60,567,382
Personal Care Products 1.8%
Kenvue , Inc. 458,173 9,200,114
Pharmaceuticals 1.9%
Sanofi, ADR 181,394 9,729,974
Semiconductors & Semiconductor Equipment 3.2%
Applied Materials, Inc. 52,438 7,260,041

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp. 190,997 6,789,944
Micron Technology, Inc. 34,605 2,354,178
16,404,163
Software 0.8%
Dolby Laboratories, Inc., Class
A(a) 53,239 4,219,723
Total Common Stocks
(cost $361,276,918) 452,665,808
Purchased Options 0.2%
Number of
Contracts
Call Options 0.2%
Future Equity Index Options: 0.2%
S&P 500 E-Mini Index
11/30/2023 at USD
4,460.00, European Style
Notional Amount: USD
27,014,715
Exchange Traded 126 275,625
S&P 500 E-Mini Index
11/17/2023 at USD
4,460.00, European Style
Notional Amount: USD
27,014,715
Exchange Traded 126 223,650
S&P 500 E-Mini Index
12/15/2023 at USD
4,450.00, American Style
Notional Amount: USD
27,014,715
Exchange Traded 126 362,250
Total Purchased Options
(cost $886,571) 861,525
Short-Term Investments 4.6%
Shares
U.S. Treasury Obligation 4.6%
U.S. Treasury Bills
5.31% 10/19/2023 21,000,000 20,947,541
5.34% 11/28/2023(b) 2,924,000 2,899,335
Total U.S. Treasury
Obligation
(cost $23,844,632) 23,846,876
Total Short-Term Investment
(cost $23,844,632) 23,846,876
Repurchase Agreement 0.1%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$288,380, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$294,016.(c) 288,251 288,251
Total Repurchase Agreement
(cost $288,251) 288,251
Total Investments
(cost $386,296,372) — 92.3% 477,662,460
Other assets in excess of liabilities — 7.7% 40,071,588
NET ASSETS — 100.0%
$ 517,734,048
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $25,493,271, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $288,251 and by
$26,015,968 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $26,304,219.
(b) Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $288,251.
ADR American Depositary Receipt
NL Netherlands
Currency:
CHF Switzerland Franc
USD United States Dollar

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 642 12/2023 USD 48,400,380 (1,811,640)
U.S. Treasury Long Bond 520 12/2023 USD 59,166,250 (3,368,806)
Total long contracts (5,180,446)
Short Contracts
S&P 500 E-Mini Index (329) 12/2023 USD (71,154,475) 2,220,523
Total short contracts 2,220,523
Net contracts (2,959,923)
Currency:
USD United States Dollar

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 452,665,808 $ – $ – $ 452,665,808
Futures Contracts 2,220,523 – – 2,220,523
Purchased Option 861,525 – – 861,525
Repurchase Agreement – 288,251 – 288,251
Short-Term Investments – 23,846,876 – 23,846,876
Total Assets $ 455,747,856 $ 24,135,127 $ – $ 479,882,983
Liabilities:
Futures Contracts $ (5,180,446) $ – $ – $ (5,180,446)
Total Liabilities $ (5,180,446) $ – $ – $ (5,180,446)
Total $ 450,567,410 $ 24,135,127 $ – $ 474,702,537

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Purchased Options
Equity risk Investment securities, at value $ 861,525
Futures Contracts
Equity risk Unrealized appreciation from futures contracts 2,220,523
Total $ 3,082,048
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (1,811,640)
Interest rate risk Unrealized depreciation from futures contracts (3,368,806)
Total $ (5,180,446)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan Digital Evolution Strategy Fund
Common Stocks 98.3%
Shares Value ($)
Automobile Components 1.1%
Mobileye Global, Inc., Class
A*(a) 1,155 47,990
Broadline Retail 3.5%
Amazon.com, Inc.* 1,187 150,892
Entertainment 1.1%
Take-Two Interactive Software,
Inc.* 359 50,400
Ground Transportation 1.6%
Uber Technologies, Inc.* 1,479 68,019
Interactive Media & Services 20.6%
Alphabet, Inc., Class A* 2,394 313,279
Baidu, Inc., ADR-CN* 487 65,428
Match Group, Inc.* 930 36,433
Meta Platforms, Inc., Class A* 1,365 409,787
Pinterest, Inc., Class A* 2,551 68,953
893,880
IT Services 2.6%
Infosys Ltd., ADR-IN 2,821 48,267
MongoDB, Inc., Class A* 84 29,052
Snowflake, Inc., Class A* 242 36,971
114,290
Semiconductors & Semiconductor Equipment 30.7%
Advanced Micro Devices, Inc.* 1,687 173,457
Analog Devices, Inc. 515 90,171
Broadcom, Inc. 137 113,789
Marvell Technology, Inc. 1,804 97,651
Microchip Technology, Inc. 833 65,016
Micron Technology, Inc. 1,661 112,998
Monolithic Power Systems,
Inc. 122 56,364
NVIDIA Corp. 1,188 516,768
QUALCOMM, Inc. 943 104,730
1,330,944
Software 29.9%
Adobe, Inc.* 281 143,282
Autodesk, Inc.* 258 53,383
Crowdstrike Holdings, Inc.,
Class A* 297 49,712
DocuSign, Inc., Class A* 653 27,426
Elastic NV* 342 27,784
Guidewire Software, Inc.* 664 59,760
Intuit, Inc. 231 118,027
Klaviyo, Inc., Class A* 773 26,669
Microsoft Corp. 1,444 455,943
Oracle Corp. 540 57,197
Procore Technologies, Inc.* 359 23,450
Salesforce, Inc.* 1,003 203,388
Tyler Technologies, Inc.* 130 50,198
1,296,219
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 1,406 240,721
Seagate Technology Holdings
plc 1,060 69,907
310,628
Total Common Stocks
(cost $3,477,447) 4,263,262
Repurchase Agreement 0.9%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price $38,742,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$39,498.(b) 38,724 38,724
Total Repurchase Agreement
(cost $38,724) 38,724
Total Investments
(cost $3,516,171) — 99.2% 4,301,986
Other assets in excess of liabilities — 0.8% 33,802
NET ASSETS — 100.0%
$ 4,335,788
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities
on loan as of September 30, 2023 was $38,309, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $38,724.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $38,724.
ADR American Depositary Receipt
CN China
IN India

NVIT J.P. Morgan Digital Evolution Strategy Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,263,262 $ – $ – $ 4,263,262
Repurchase Agreement – 38,724 – 38,724
Total $ 4,263,262 $ 38,724 $ – $ 4,301,986
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
Common Stocks 96.6%
Shares Value ($)
Aerospace & Defense 2.3%
L3Harris Technologies, Inc. 547 95,244
Automobiles 2.5%
Tesla, Inc.* 411 102,840
Biotechnology 1.3%
Exact Sciences Corp.* 383 26,129
ImmunoGen, Inc.* 1,752 27,804
53,933
Broadline Retail 6.4%
Amazon.com, Inc.* 2,107 267,842
Building Products 1.5%
Trane Technologies plc 301 61,076
Capital Markets 7.2%
Charles Schwab Corp. (The) 1,374 75,433
Intercontinental Exchange, Inc. 520 57,210
MarketAxess Holdings, Inc. 274 58,537
S&P Global, Inc. 307 112,181
303,361
Chemicals 1.0%
Sherwin-Williams Co. (The) 164 41,828
Communications Equipment 1.3%
Arista Networks, Inc.* 301 55,363
Electric Utilities 1.8%
NextEra Energy, Inc. 1,286 73,675
Electrical Equipment 0.4%
Plug Power, Inc.*(a) 2,490 18,924
Energy Equipment & Services 2 .2%
Schlumberger NV 1,560 90,948
Entertainment 2.2%
Netflix, Inc.* 148 55,885
ROBLOX Corp., Class A* 1,305 37,793
93,678
Financial Services 3.6%
Block, Inc., Class A* 608 26,910
Mastercard, Inc., Class A 316 125,108
152,018
Food Products 0.8%
Lamb Weston Holdings, Inc. 356 32,916
Ground Transportation 1.9%
Uber Technologies, Inc.* 1,752 80,574
Health Care Equipment & Supplies 5.7%
Baxter International, Inc. 1,587 59,893
Boston Scientific Corp.* 328 17,319
Intuitive Surgical, Inc.* 200 58,458
Stryker Corp. 379 103,569
239,239
Health Care Providers & Services 4.1%
UnitedHealth Group, Inc. 338 170,416
Hotels, Restaurants & Leisure 3.5%
Domino's Pizza, Inc. 126 47,728
Royal Caribbean Cruises Ltd.* 268 24,693
Trip.com Group Ltd., ADR-CN* 2,107 73,682
146,103
Industrial Conglomerates 2.2%
Honeywell International, Inc. 493 91,077
Common Stocks
Shares Value ($)
Insurance 2.9%
Progressive Corp. (The) 865 120,495
Interactive Media & Services 6.0%
Alphabet, Inc., Class A* 493 64,514
Meta Platforms, Inc., Class A* 629 188,832
253,346
Oil, Gas & Consumable Fuels 0.8%
EOG Resources, Inc. 274 34,732
Pharmaceuticals 3.2%
Eli Lilly & Co. 143 76,810
Zoetis, Inc., Class A 328 57,065
133,875
Professional Services 1.4%
Automatic Data Processing,
Inc. 249 59,904
Semiconductors & Semiconductor Equipment 10.7%
Advanced Micro Devices, Inc.* 848 87,191
ASML Holding NV
(Registered), ADR-NL 54 31,788
NVIDIA Corp. 465 202,270
NXP Semiconductors NV 219 43,783
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 958 83,250
448,282
Software 12.3%
Autodesk, Inc.* 164 33,933
Datadog, Inc., Class A* 301 27,418
HashiCorp, Inc., Class A* 1,177 26,871
Microsoft Corp. 1,067 336,905
Salesforce, Inc.* 438 88,818
513,945
Specialty Retail 1.1%
Burlington Stores, Inc.* 331 44,784
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc. 958 164,019
Pure Storage, Inc., Class A* 1,207 42,994
207,013
Tobacco 1.4%
Philip Morris International, Inc. 630 58,325
Total Investments
(cost $3,716,284) — 96.6% 4,045,756
Other assets in excess of liabilities — 3.4% 143,689
NET ASSETS — 100.0%
$ 4,189,445
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $18,916, which was
collateralized by $19,406 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 10/17/2023
– 11/15/2052.

NVIT J.P. Morgan Innovators Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
ADR American Depositary Receipt
CN China
NL Netherlands
TW Taiwan

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan Innovators Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,045,756 $ – $ – $ 4,045,756
Total $ 4,045,756 $ – $ – $ 4,045,756
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks 95.8%
Shares Value ($)
Aerospace & Defense 1.0%
TransDigm Group, Inc.* 93 78,411
Automobiles 2.9%
Tesla, Inc.* 921 230,453
Beverages 1.2%
Monster Beverage Corp.* 1,829 96,846
Biotechnology 5.0%
AbbVie, Inc. 360 53,662
Alnylam Pharmaceuticals, Inc.* 102 18,064
Exact Sciences Corp.* 1,094 74,633
Moderna, Inc.* 133 13,737
Regeneron Pharmaceuticals,
Inc.* 230 189,281
Sarepta Therapeutics, Inc.* 201 24,365
Seagen, Inc.* 92 19,518
393,260
Broadline Retail 8.5%
Amazon.com, Inc.* 4,372 555,768
MercadoLibre, Inc.* 93 117,913
673,681
Building Products 0.9%
Trane Technologies plc 337 68,381
Capital Markets 1.7%
Blackstone, Inc. 554 59,356
Charles Schwab Corp. (The) 233 12,792
Morgan Stanley 553 45,163
MSCI, Inc., Class A 31 15,905
133,216
Chemicals 0.3%
Sherwin-Williams Co. (The) 102 26,015
Electrical Equipment 1.8%
Eaton Corp. plc 475 101,308
Rockwell Automation, Inc. 142 40,594
141,902
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A 913 76,683
Entertainment 2.8%
Netflix, Inc.* 507 191,443
Spotify Technology SA* 175 27,062
218,505
Financial Services 3.1%
Block, Inc., Class A* 66 2,921
Mastercard, Inc., Class A 584 231,211
PayPal Holdings, Inc.* 201 11,751
245,883
Ground Transportation 1.8%
Uber Technologies, Inc.* 3,096 142,385
Health Care Equipment & Supplies 1.8%
Align Technology, Inc.* 249 76,025
Intuitive Surgical, Inc.* 227 66,350
142,375
Health Care Providers & Services 2.4%
HCA Healthcare, Inc. 308 75,762
McKesson Corp. 263 114,365
190,127
Hotels, Restaurants & Leisure 3.3%
Airbnb, Inc., Class A* 246 33,754
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc.,
Class A* 39 71,441
Marriott International, Inc.,
Class A 523 102,801
Starbucks Corp. 561 51,202
259,198
Interactive Media & Services 10.9%
Alphabet, Inc., Class C* 3,562 469,650
Meta Platforms, Inc., Class A* 1,288 386,670
856,320
IT Services 2.1%
Cognizant Technology
Solutions Corp., Class A 583 39,493
MongoDB, Inc., Class A* 91 31,473
Shopify, Inc., Class A* 1,777 96,971
167,937
Life Sciences Tools & Services 0.2%
Thermo Fisher Scientific, Inc. 31 15,691
Machinery 0.7%
Deere & Co. 153 57,739
Media 0.8%
Trade Desk, Inc. (The), Class
A* 805 62,911
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 817 30,466
Oil, Gas & Consumable Fuels 1.2%
Cheniere Energy, Inc. 249 41,324
ConocoPhillips 451 54,030
95,354
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 102 14,744
Pharmaceuticals 3.2%
Eli Lilly & Co. 473 254,062
Semiconductors & Semiconductor Equipment 10.3%
Advanced Micro Devices, Inc.* 591 60,767
ASML Holding NV
(Registered), ADR-NL 81 47,681
Broadcom, Inc. 200 166,116
First Solar, Inc.* 518 83,704
Lam Research Corp. 96 60,170
NVIDIA Corp. 902 392,361
810,799
Software 18.8%
Adobe, Inc.* 244 124,416
HubSpot, Inc.* 101 49,742
Intuit, Inc. 172 87,882
Microsoft Corp. 2,555 806,741
Oracle Corp. 1,333 141,191
Salesforce, Inc.* 672 136,268
Synopsys, Inc.* 207 95,007
Workday, Inc., Class A* 182 39,103
1,480,350
Specialty Retail 2.7%
AutoZone, Inc.* 35 88,900

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks
Shares Value ($)
Specialty Retail
Lowe's Cos., Inc. 615 127,821
216,721
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc. 2,231 381,969
Total Investments
(cost $6,711,946) — 95.8% 7,562,384
Other assets in excess of liabilities — 4.2% 330,800
NET ASSETS — 100.0%
$ 7,893,184
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands

NVIT J.P. Morgan Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 27
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 7,562,384 $ – $ – $ 7,562,384
Total $ 7,562,384 $ – $ – $ 7,562,384
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99.8%
Shares Value ($)
Aerospace & Defense 2.5%
Howmet Aerospace, Inc. 8,057 372,636
Northrop Grumman Corp. 3,224 1,419,173
1,791,809
Automobiles 1.1%
Tesla, Inc.* 3,139 785,441
Banks 3.2%
US Bancorp 18,852 623,247
Wells Fargo & Co. 40,573 1,657,813
2,281,060
Beverages 2.4%
Coca-Cola Co. (The) 29,737 1,664,677
Biotechnology 7.5%
AbbVie, Inc. 15,473 2,306,405
Biogen, Inc.* 2,786 716,030
Regeneron Pharmaceuticals,
Inc.* 1,787 1,470,630
Vertex Pharmaceuticals, Inc.* 2,337 812,668
5,305,733
Broadline Retail 4.1%
Amazon.com, Inc.* 22,437 2,852,191
Building Products 1.2%
Trane Technologies plc 3,989 809,408
Capital Markets 4.9%
Ameriprise Financial, Inc. 2,940 969,259
Morgan Stanley 18,897 1,543,318
S&P Global, Inc. 2,530 924,488
3,437,065
Chemicals 2.0%
Eastman Chemical Co. 5,735 439,989
PPG Industries, Inc. 7,677 996,475
1,436,464
Construction Materials 1.2%
Vulcan Materials Co. 4,290 866,666
Consumer Finance 1.6%
American Express Co. 7,526 1,122,804
Electric Utilities 4.2%
NextEra Energy, Inc. 30,589 1,752,444
PG&E Corp.* 75,364 1,215,621
2,968,065
Electrical Equipment 2.0%
Eaton Corp. plc 6,607 1,409,141
Energy Equipment & Services 1.9%
Baker Hughes Co., Class A 37,863 1,337,321
Financial Services 2.9%
Mastercard, Inc., Class A 5,123 2,028,247
Ground Transportation 2.4%
Norfolk Southern Corp. 4,885 962,003
Common Stocks
Shares Value ($)
Ground Transportation
Uber Technologies, Inc.* 15,077 693,391
1,655,394
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc. 4,811 2,425,658
Hotels, Restaurants & Leisure 1.9%
McDonald's Corp. 5,080 1,338,275
Industrial REITs 1.6%
Prologis, Inc. 10,241 1,149,143
Insurance 1.7%
Progressive Corp. (The) 8,689 1,210,378
Interactive Media & Services 6.1%
Alphabet, Inc., Class A* 17,779 2,326,560
Meta Platforms, Inc., Class A* 6,586 1,977,183
4,303,743
IT Services 1.3%
Accenture plc, Class A 2,863 879,256
Life Sciences Tools & Services 1.3%
Danaher Corp. 3,649 905,317
Machinery 2.3%
Deere & Co. 4,270 1,611,413
Oil, Gas & Consumable Fuels 3.3%
ConocoPhillips 7,628 913,834
Pioneer Natural Resources
Co. 5,985 1,373,857
2,287,691
Pharmaceuticals 2.2%
Bristol-Myers Squibb Co. 19,270 1,118,431
Eli Lilly & Co. 786 422,184
1,540,615
Semiconductors & Semiconductor Equipment 8.4%
Advanced Micro Devices, Inc.* 5,564 572,091
Analog Devices, Inc. 3,119 546,106
ASML Holding NV
(Registered), ADR-NL 340 200,144
NVIDIA Corp. 6,062 2,636,909
NXP Semiconductors NV 9,633 1,925,829
5,881,079
Software 12.0%
Intuit, Inc. 1,299 663,711
Microsoft Corp. 20,672 6,527,184
Oracle Corp. 12,000 1,271,040
8,461,935
Specialty Retail 3.4%
Lowe's Cos., Inc. 7,802 1,621,567
TJX Cos., Inc. (The) 8,635 767,479
2,389,046
Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc. 22,004 3,767,305

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Seagate Technology Holdings
plc 4,377 288,663
4,055,968
Total Investments
(cost $60,774,063) — 99.8% 70,191,003
Other assets in excess of liabilities — 0.2% 151,576
NET ASSETS — 100.0%
$ 70,342,579
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan U.S. Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT J.P. Morgan U.S. Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2023, the Fund had no open futures contracts.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 70,191,003 $ – $ – $ 70,191,003
Total $ 70,191,003 $ – $ – $ 70,191,003
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

32 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 98.6%
Shares Value ($)
Automobiles 4.4%
Tesla, Inc.* 1,141 285,501
Broadline Retail 4.5%
Amazon.com, Inc.* 1,587 201,739
MercadoLibre, Inc.* 68 86,216
287,955
Communications Equipment 0.6%
Arista Networks, Inc.* 195 35,866
Electrical Equipment 0.9%
Rockwell Automation, Inc. 115 32,875
Vicor Corp.* 398 23,438
56,313
Electronic Equipment, Instruments & Components 2.8%
Amphenol Corp., Class A 1,050 88,189
Jabil, Inc. 747 94,787
182,976
Entertainment 4.1%
Netflix, Inc.* 440 166,144
Take-Two Interactive Software,
Inc.* 715 100,379
266,523
Financial Services 0.3%
Block, Inc., Class A* 448 19,828
Ground Transportation 2.4%
Uber Technologies, Inc.* 3,336 153,423
Health Care Equipment & Supplies 0.8%
Dexcom, Inc.* 545 50,848
Health Care Technology 1.1%
Veeva Systems, Inc., Class A* 335 68,156
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc.* 42 129,526
Interactive Media & Services 9.9%
Alphabet, Inc., Class C* 1,973 260,140
Meta Platforms, Inc., Class A* 1,248 374,662
634,802
IT Services 7.7%
Cloudflare, Inc., Class A* 795 50,117
MongoDB, Inc., Class A* 421 145,607
Okta, Inc., Class A* 953 77,679
Shopify, Inc., Class A* 2,472 134,897
Snowflake, Inc., Class A* 583 89,065
497,365
Media 1.9%
Trade Desk, Inc. (The), Class
A* 1,553 121,367
Semiconductors & Semiconductor Equipment 22.8%
Advanced Micro Devices, Inc.* 1,695 174,280
Analog Devices, Inc. 464 81,242
ASML Holding NV
(Registered), ADR-NL 130 76,526
Broadcom, Inc. 101 83,889
Credo Technology Group
Holding Ltd.* 3,137 47,839
Entegris, Inc. 498 46,767
First Solar, Inc.* 422 68,191
GLOBALFOUNDRIES, Inc.*(a) 730 42,479
Lam Research Corp. 235 147,291
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Marvell Technology, Inc. 1,805 97,705
Micron Technology, Inc. 1,008 68,574
MKS Instruments, Inc. 391 33,837
Monolithic Power Systems,
Inc. 210 97,020
NVIDIA Corp. 552 240,114
Rambus, Inc.* 815 45,469
Universal Display Corp. 420 65,936
Wolfspeed, Inc.* 1,193 45,453
1,462,612
Software 30.2%
Adobe, Inc.* 343 174,896
Atlassian Corp., Class A* 302 60,856
BILL Holdings, Inc.* 240 26,057
Confluent, Inc., Class A* 3,026 89,600
Crowdstrike Holdings, Inc.,
Class A* 462 77,329
Datadog, Inc., Class A* 769 70,048
Elastic NV* 949 77,097
HashiCorp, Inc., Class A* 982 22,419
HubSpot, Inc.* 269 132,482
Intuit, Inc. 194 99,122
Microsoft Corp. 337 106,408
Oracle Corp. 1,963 207,921
Palo Alto Networks, Inc.* 229 53,687
Procore Technologies, Inc.* 1,231 80,409
Salesforce, Inc.* 815 165,266
ServiceNow, Inc.* 176 98,377
Synopsys, Inc.* 508 233,157
Workday, Inc., Class A* 773 166,079
1,941,210
Specialized REITs 1.3%
Equinix, Inc. 114 82,794
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc. 190 32,530
Super Micro Computer, Inc.* 100 27,422
59,952
Total Common Stocks
(cost $5,494,785) 6,337,017

NVIT J.P. Morgan US Technology Leaders Fund - September 30, 2023 (Unaudited) - Statement of Investments - 33
Repurchase Agreement 0.5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price $29,714,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$30,294.(b) 29,700 29,700
Total Repurchase Agreement
(cost $29,700) 29,700
Total Investments
(cost $5,524,485) — 99.1% 6,366,717
Other assets in excess of liabilities — 0.9% 59,675
NET ASSETS — 100.0%
$ 6,426,392
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities
on loan as of September 30, 2023 was $29,910, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $29,700 and by $1,137 of
collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.75% – 4.38%, and maturity
dates ranging from 1/31/2028 – 11/15/2051, a total value of
$30,837.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $29,700.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust

34 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT J.P. Morgan US Technology Leaders Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 6,337,017 $ – $ – $ 6,337,017
Repurchase Agreement – 29,700 – 29,700
Total $ 6,337,017 $ 29,700 $ – $ 6,366,717
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Allspring Discovery Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 97.3%
Shares Value ($)
BRAZIL 2.6%
Broadline Retail 1.8%
MercadoLibre, Inc. * 5,738 7,275,096
Financial Services 0.8%
StoneCo Ltd.
, Class A
*(a) 301,084 3,212,566
10,487,662
CANADA 1.2%
Commercial Services & Supplies 1.2%
RB Global, Inc. 75,800 4,737,500
DENMARK 0.7%
Biotechnology 0.7%
Ascendis Pharma A/S, ADR * 29,514 2,763,691
INDIA 1.9%
Professional Services 1.9%
WNS Holdings Ltd., ADR * 114,912 7,866,876
ISRAEL 1.6%
Broadline Retail 1.6%
Global-e Online Ltd. *(a) 160,128 6,363,487
JAPAN 0.7%
Semiconductors & Semiconductor Equipment 0.7%
Allegro MicroSystems, Inc. * 95,200 3,040,688
SWITZERLAND 1.7%
Biotechnology 0.4%
CRISPR Therapeutics AG *(a) 39,012 1,770,755
Textiles, Apparel & Luxury Goods 1.3%
On Holding AG
, Class A
* 185,652 5,164,838
6,935,593
UNITED STATES 86.9%
Aerospace & Defense 2.2%
Axon Enterprise, Inc. * 45,539 9,061,806
Biotechnology 4.1%
Exact Sciences Corp. * 85,800 5,853,276
Halozyme Therapeutics, Inc. * 95,400 3,644,280
Natera, Inc. *(a) 79,500 3,517,875
Sarepta Therapeutics, Inc. * 30,429 3,688,603
16,704,034
Building Products 2.4%
Advanced Drainage Systems, Inc.
(a) 42,650 4,854,850
Trex Co., Inc. * 78,980 4,867,537
9,722,387
Capital Markets 2.7%
MarketAxess Holdings, Inc. 17,519 3,742,759
Morningstar, Inc. (a) 30,400 7,120,896
10,863,655
Commercial Services & Supplies 6.4%
Casella Waste Systems, Inc.
,
Class A
* 133,359 10,175,291
Rollins, Inc. 186,238 6,952,265
Tetra Tech, Inc. 59,323 9,018,876
26,146,432
Construction & Engineering 1.4%
EMCOR Group, Inc. 26,900 5,659,491
Electrical Equipment 1.6%
Vertiv Holdings Co.
, Class A
172,400 6,413,280
Electronic Equipment, Instruments & Components 4.5%
Novanta, Inc. * 45,973 6,594,367
Common Stocks
Shares Value ($)
UNITED STATES
Electronic Equipment, Instruments & Components
Teledyne Technologies, Inc. * 28,987 11,843,509
18,437,876
Entertainment 5.3%
Endeavor Group Holdings, Inc.
,
Class A
141,900 2,823,810
Liberty Media Corp-Liberty
Formula One
, Class C
* 101,141 6,301,084
Liberty Media Corp-Liberty Live
,
Class C
*(a) 114,588 3,678,275
TKO Group Holdings, Inc. 45,500 3,824,730
Warner Music Group Corp.
, Class
A
153,845 4,830,733
21,458,632
Financial Services 1.2%
Jack Henry & Associates, Inc. 31,900 4,821,366
Ground Transportation 3.0%
JB Hunt Transport Services, Inc. 30,200 5,693,304
Saia, Inc. * 16,361 6,522,313
12,215,617
Health Care Equipment & Supplies 7.6%
Dexcom, Inc. * 35,364 3,299,461
Inari Medical, Inc. *(a) 65,722 4,298,219
Inspire Medical Systems, Inc. * 28,920 5,738,885
iRhythm Technologies, Inc. *(a) 51,936 4,895,487
PROCEPT BioRobotics Corp. *(a) 104,500 3,428,645
Shockwave Medical, Inc. * 33,671 6,703,896
TransMedics Group, Inc. *(a) 51,400 2,814,150
31,178,743
Health Care Providers & Services 3.3%
HealthEquity, Inc. * 97,300 7,107,765
Option Care Health, Inc. * 195,652 6,329,342
13,437,107
Hotels, Restaurants & Leisure 4.9%
Chipotle Mexican Grill, Inc.
, Class
A
* 3,000 5,495,490
Hyatt Hotels Corp.
, Class A
28,755 3,050,330
MGM Resorts International (a) 123,200 4,528,832
Wingstop, Inc. 37,778 6,793,996
19,868,648
Industrial REITs 1.7%
Rexford Industrial Realty, Inc. 140,176 6,917,686
Interactive Media & Services 1.9%
IAC, Inc. * 99,399 5,008,716
ZoomInfo Technologies, Inc.
, Class
A
* 178,631 2,929,548
7,938,264
IT Services 3.8%
Globant SA *(a) 49,275 9,749,058
MongoDB, Inc.
, Class A
* 16,939 5,858,523
15,607,581
Life Sciences Tools & Services 3.5%
Bio-Techne Corp. 93,956 6,395,585
Repligen Corp. *(a) 30,600 4,865,706
Waters Corp. * 11,800 3,235,678
14,496,969
Machinery 1.5%
RBC Bearings, Inc. * 27,000 6,321,510
Metals & Mining 1.6%
ATI, Inc. *(a) 159,500 6,563,425

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Allspring Discovery Fund
Common Stocks
Shares Value ($)
UNITED STATES
Personal Care Products 2.6%
BellRing Brands, Inc. * 146,200 6,027,826
Coty, Inc.
, Class A
* 436,100 4,784,017
10,811,843
Semiconductors & Semiconductor Equipment 3.1%
Axcelis Technologies, Inc. * 25,400 4,141,470
Entegris, Inc. 28,000 2,629,480
Impinj, Inc. *(a) 56,516 3,110,075
Monolithic Power Systems, Inc. 6,200 2,864,400
12,745,425
Software 11.2%
BILL Holdings, Inc. * 59,865 6,499,543
CCC Intelligent Solutions
Holdings, Inc. *(a) 582,204 7,772,423
Confluent, Inc.
, Class A
*(a) 216,200 6,401,682
Fair Isaac Corp. * 5,800 5,037,474
HubSpot, Inc. * 9,572 4,714,210
Olo, Inc.
, Class A
* 370,729 2,246,618
Tyler Technologies, Inc. * 19,000 7,336,660
Zscaler, Inc. * 36,400 5,663,476
45,672,086
Specialty Retail 0.7%
Wayfair, Inc.
, Class A
*(a) 45,800 2,774,106
Trading Companies & Distributors 4.7%
Applied Industrial Technologies,
Inc. 35,000 5,411,350
SiteOne Landscape Supply, Inc.
*(a) 47,232 7,720,070
Watsco, Inc. (a) 16,600 6,270,152
19,401,572
355,239,541
Total Common Stocks
(cost $352,447,857) 397,435,038
Repurchase Agreements 6.4%
Principal
Amount ($)
Bank of America NA, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$5,002,209, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
4/1/2042 - 4/1/2046; total
market value $5,100,000.(b) 5,000,000 5,000,000
BofA Securities, Inc., 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$1,000,442, collateralized by
U.S. Government Treasury
Securities, 2.75%,  maturing
8/15/2032; total market value
$1,020,001.(b) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$3,149,933, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $3,211,508.(b) 3,148,537 3,148,537
MetLife, Inc., 5.31%,
dated 9/29/2023, due
10/2/2023, repurchase price
$15,006,638, collateralized
by U.S. Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market value
$15,308,383.(b) 15,000,000 15,000,000
Pershing LLC, 5.33%, dated
9/29/2023, due 10/2/2023,
repurchase price $2,000,889,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073; total
market value $2,040,000.(b) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $26,148,537) 26,148,537
Total Investments
(cost $378,596,394) — 103.7% 423,583,575
Liabilities in excess of other assets — (3.7)% (15,006,521)
NET ASSETS — 100.0%
$ 408,577,054
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $47,978,919, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,148,537 and by
$23,206,677 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/3/2023 –
2/15/2053, a total value of $49,355,214.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$26,148,537.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

NVIT Allspring Discovery Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Allspring Discovery Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 397,435,038 $ – $ – $ 397,435,038
Repurchase Agreements – 26,148,537 – 26,148,537
Total $ 397,435,038 $ 26,148,537 $ – $ 423,583,575
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT AQR Large Cap Defensive Style Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 1.5%
Lockheed Martin Corp. 18,456 7,547,765
Northrop Grumman Corp. 4,262 1,876,090
9,423,855
Air Freight & Logistics 2.4%
CH Robinson Worldwide, Inc. 65,856 5,672,177
Expeditors International of
Washington, Inc. 68,492 7,851,238
United Parcel Service, Inc.,
Class B 9,845 1,534,540
15,057,955
Beverages 4.1%
Coca-Cola Co. (The) 126,268 7,068,483
Keurig Dr Pepper, Inc. 13,810 435,982
Molson Coors Beverage Co.,
Class B 13,021 828,005
Monster Beverage Corp.* 163,734 8,669,715
PepsiCo, Inc. 51,885 8,791,394
25,793,579
Biotechnology 5.0%
AbbVie, Inc. 10,795 1,609,103
Amgen, Inc. 28,044 7,537,105
Gilead Sciences, Inc. 47,837 3,584,905
Regeneron Pharmaceuticals,
Inc.* 11,474 9,442,643
United Therapeutics Corp.* 16,863 3,808,846
Vertex Pharmaceuticals, Inc.* 15,596 5,423,353
31,405,955
Capital Markets 1.6%
Cboe Global Markets, Inc. 4,938 771,365
CME Group, Inc.(a) 32,212 6,449,486
LPL Financial Holdings, Inc. 9,869 2,345,368
MarketAxess Holdings, Inc. 2,112 451,208
10,017,427
Chemicals 0.9%
Air Products & Chemicals, Inc. 4,353 1,233,640
CF Industries Holdings, Inc. 18,817 1,613,370
Corteva , Inc. 41,820 2,139,511
LyondellBasell Industries NV,
Class A 6,477 613,372
5,599,893
Commercial Services & Supplies 3.2%
Copart , Inc.* 60,632 2,612,633
Republic Services, Inc., Class
A 59,075 8,418,778
Rollins, Inc. 13,275 495,556
Waste Management, Inc. 55,836 8,511,640
20,038,607
Communications Equipment 1.4%
Cisco Systems, Inc. 169,710 9,123,610
Construction & Engineering 0.0%
†
EMCOR Group, Inc. 1,386 291,600
Construction Materials 0.2%
Knife River Corp.* 23,945 1,169,234
Consumer Staples Distribution & Retail 4.6%
Casey's General Stores, Inc. 12,839 3,486,045
Costco Wholesale Corp. 17,045 9,629,743
Dollar General Corp. 2,901 306,926
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The) 140,877 6,304,246
Walmart, Inc. 57,654 9,220,604
28,947,564
Containers & Packaging 0.4%
AptarGroup, Inc. 2,115 264,459
Packaging Corp. of America 14,863 2,282,214
2,546,673
Diversified Consumer Services 0.1%
Grand Canyon Education,
Inc.* 3,335 389,795
Diversified Telecommunication Services 1.7%
AT&T, Inc. 232,060 3,485,541
Verizon Communications, Inc. 230,212 7,461,171
10,946,712
Electric Utilities 3.2%
Alliant Energy Corp. 5,271 255,380
American Electric Power Co.,
Inc. 31,374 2,359,952
Avangrid , Inc.(a) 36,454 1,099,817
Duke Energy Corp. 44,721 3,947,076
Evergy , Inc. 38,619 1,957,983
Eversource Energy 21,492 1,249,760
IDACORP, Inc. 11,736 1,099,076
Pinnacle West Capital Corp. 51,644 3,805,130
Xcel Energy, Inc. 76,480 4,376,186
20,150,360
Electrical Equipment 0.9%
Eaton Corp. plc 26,238 5,596,041
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp., Class A 4,939 414,827
Entertainment 1.2%
Electronic Arts, Inc. 59,322 7,142,369
Take-Two Interactive Software,
Inc.* 5,816 816,508
7,958,877
Financial Services 1.9%
Mastercard , Inc., Class A 8,059 3,190,639
TFS Financial Corp. 15,071 178,139
Visa, Inc., Class A(a) 38,396 8,831,464
12,200,242
Food Products 5.9%
Archer-Daniels-Midland Co. 8,856 667,919
Campbell Soup Co.(a) 19,202 788,818
Flowers Foods, Inc. 112,210 2,488,818
General Mills, Inc. 50,887 3,256,259
Hershey Co. (The) 36,995 7,401,960
Hormel Foods Corp. 152,248 5,789,991
J M Smucker Co. (The) 36,549 4,492,238
Kellogg Co. 21,078 1,254,352
Kraft Heinz Co. (The) 72,728 2,446,570
McCormick & Co., Inc.
(Non-Voting) 26,377 1,995,156
Mondelez International, Inc.,
Class A 92,274 6,403,816
Seaboard Corp.(a) 86 322,758
37,308,655

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Ground Transportation 2.7%
JB Hunt Transport Services,
Inc. 21,547 4,062,040
Landstar System, Inc. 27,300 4,830,462
Old Dominion Freight Line, Inc. 13,450 5,502,933
U-Haul Holding Co.*(a) 4,550 248,294
U-Haul Holding Co. (Non-
Voting)(a) 15,814 828,496
Union Pacific Corp. 9,445 1,923,285
17,395,510
Health Care Equipment & Supplies 3.0%
Abbott Laboratories 84,286 8,163,099
Becton Dickinson & Co. 12,973 3,353,910
Envista Holdings Corp.* 6,448 179,770
Hologic , Inc.* 12,645 877,563
Medtronic plc 55,553 4,353,133
Stryker Corp. 8,166 2,231,523
19,158,998
Health Care Providers & Services 5.9%
Chemed Corp. 7,039 3,658,168
Cigna Group (The) 5,259 1,504,442
CVS Health Corp. 39,984 2,791,683
Elevance Health, Inc. 9,894 4,308,046
Humana, Inc. 19,352 9,415,135
McKesson Corp. 11,509 5,004,689
Molina Healthcare, Inc.* 971 318,381
Premier, Inc., Class A 14,247 306,311
Quest Diagnostics, Inc. 10,333 1,259,179
UnitedHealth Group, Inc. 17,891 9,020,463
37,586,497
Health Care Technology 0.1%
Veeva Systems, Inc., Class
A*(a) 4,094 832,924
Hotels, Restaurants & Leisure 1.5%
Booking Holdings, Inc.* 170 524,272
McDonald's Corp. 33,714 8,881,616
Wyndham Hotels & Resorts,
Inc. 2,800 194,712
9,600,600
Household Durables 0.7%
Garmin Ltd. 20,795 2,187,634
NVR, Inc.* 233 1,389,449
PulteGroup, Inc. 7,234 535,678
Toll Brothers, Inc. 2,659 196,659
4,309,420
Household Products 3.9%
Church & Dwight Co., Inc. 48,747 4,466,687
Clorox Co. (The) 41,477 5,435,976
Colgate-Palmolive Co. 76,725 5,455,915
Kimberly-Clark Corp. 1,731 209,191
Procter & Gamble Co. (The) 62,108 9,059,073
24,626,842
Industrial Conglomerates 0.9%
General Electric Co. 39,144 4,327,369
Honeywell International, Inc. 6,562 1,212,264
5,539,633
Insurance 5.8%
Allstate Corp. (The) 18,454 2,055,960
Aon plc, Class A 1,560 505,783
Common Stocks
Shares Value ($)
Insurance
Arch Capital Group Ltd.* 14,190 1,131,085
Assured Guaranty Ltd. 12,103 732,473
Chubb Ltd. 15,976 3,325,884
Erie Indemnity Co., Class A 3,369 989,778
Everest Group Ltd. 7,945 2,952,918
Markel Group, Inc.* 314 462,362
Marsh & McLennan Cos., Inc. 21,592 4,108,958
Progressive Corp. (The) 58,859 8,199,059
RenaissanceRe Holdings Ltd. 3,606 713,699
Travelers Cos., Inc. (The) 25,638 4,186,942
Unum Group 98,751 4,857,562
White Mountains Insurance
Group Ltd. 1,530 2,288,406
36,510,869
Interactive Media & Services 1.9%
Alphabet, Inc., Class A* 58,060 7,597,732
Meta Platforms, Inc., Class A* 14,686 4,408,884
12,006,616
IT Services 1.8%
Accenture plc, Class A 13,497 4,145,064
Amdocs Ltd. 8,422 711,575
International Business
Machines Corp. 44,834 6,290,210
11,146,849
Life Sciences Tools & Services 2.8%
Agilent Technologies, Inc. 3,763 420,779
Bio- Techne Corp. 4,656 316,934
Danaher Corp. 13,614 3,377,633
Mettler -Toledo International,
Inc.* 2,405 2,664,908
QIAGEN NV* 5,163 209,102
Revvity , Inc. 18,467 2,044,297
Thermo Fisher Scientific, Inc. 16,860 8,534,026
West Pharmaceutical
Services, Inc. 1,191 446,875
18,014,554
Machinery 1.6%
Caterpillar, Inc. 14,699 4,012,827
IDEX Corp. 6,181 1,285,771
Illinois Tool Works, Inc. 19,835 4,568,199
9,866,797
Media 0.6%
New York Times Co. (The),
Class A 93,951 3,870,781
Metals & Mining 0.2%
Newmont Corp. 18,652 689,191
Royal Gold, Inc.(a) 3,893 413,943
1,103,134
Multi-Utilities 2.6%
Ameren Corp.(a) 48,372 3,619,677
Consolidated Edison, Inc. 37,368 3,196,085
Dominion Energy, Inc. 3,974 177,519
DTE Energy Co. 26,651 2,645,911
Public Service Enterprise
Group, Inc. 33,665 1,915,875
WEC Energy Group, Inc. 59,197 4,768,318
16,323,385

NVIT AQR Large Cap Defensive Style Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Common Stocks
Shares Value ($)
Office REITs 0.0%
†
Hudson Pacific Properties, Inc. 15,007 99,796
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp. 1,231 207,571
ConocoPhillips 16,604 1,989,159
Coterra Energy, Inc. 43,458 1,175,539
EOG Resources, Inc. 40,018 5,072,682
Exxon Mobil Corp. 17,250 2,028,255
HF Sinclair Corp. 4,222 240,358
Marathon Petroleum Corp. 33,331 5,044,314
Phillips 66 12,246 1,471,357
17,229,235
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co. 19,355 1,123,364
Eli Lilly & Co. 15,592 8,374,931
Johnson & Johnson 54,692 8,518,279
Merck & Co., Inc. 88,052 9,064,953
27,081,527
Professional Services 3.1%
Automatic Data Processing,
Inc. 13,213 3,178,783
Booz Allen Hamilton Holding
Corp., Class A 24,374 2,663,347
CACI International, Inc., Class
A*(a) 14,002 4,395,648
FTI Consulting, Inc.*(a) 26,144 4,664,351
Leidos Holdings, Inc. 2,556 235,561
Paychex, Inc. 2,348 270,795
Robert Half, Inc. 36,864 2,701,394
Verisk Analytics, Inc., Class A 5,869 1,386,493
19,496,372
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. 3,981 3,306,539
First Solar, Inc.* 1,105 178,557
NVIDIA Corp. 1,732 753,403
Texas Instruments, Inc. 13,119 2,086,052
6,324,551
Software 3.0%
Adobe, Inc.* 2,432 1,240,077
Dolby Laboratories, Inc., Class
A 4,483 355,323
Microsoft Corp. 19,506 6,159,020
Oracle Corp. 44,769 4,741,932
Roper Technologies, Inc. 9,897 4,792,919
Synopsys, Inc.* 2,794 1,282,362
Tyler Technologies, Inc.* 802 309,684
18,881,317
Specialized REITs 0.4%
Public Storage 9,036 2,381,167
Specialty Retail 3.0%
AutoZone, Inc.* 3,734 9,484,323
Home Depot, Inc. (The) 1,185 358,060
Murphy USA, Inc. 571 195,128
O'Reilly Automotive, Inc.* 9,550 8,679,613
Ulta Beauty, Inc.* 670 267,631
18,984,755
Technology Hardware, Storage & Peripherals 0.5%
Apple, Inc. 20,005 3,425,056
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods 0.1%
Deckers Outdoor Corp.* 1,879 965,975
Tobacco 1.6%
Altria Group, Inc. 59,912 2,519,300
Philip Morris International, Inc. 85,214 7,889,112
10,408,412
Water Utilities 0.0%
†
American Water Works Co.,
Inc. 1,366 169,152
Wireless Telecommunication Services 1.5%
T-Mobile US, Inc.* 67,179 9,408,419
Total Common Stocks
(cost $467,972,874) 617,130,604
Repurchase Agreement 0.4%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,503,937, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$2,552,884.(b) 2,502,828 2,502,828
Total Repurchase Agreement
(cost $2,502,828) 2,502,828
Total Investments
(cost $470,475,702) — 97.9% 619,633,432
Other assets in excess of liabilities — 2.1% 13,577,353
NET ASSETS — 100.0%
$ 633,210,785
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $16,664,991, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,502,828 and by
$14,616,354 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $17,119,182.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$2,502,828.
REIT Real Estate Investment Trust

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 62 12/2023 USD 13,409,050 (658,271)
Net contracts (658,271)
As of September 30, 2023, the Fund had $694,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT AQR Large Cap Defensive Style Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT AQR Large Cap Defensive Style Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 617,130,604 $ – $ – $ 617,130,604
Repurchase Agreement – 2,502,828 – 2,502,828
Total Assets $ 617,130,604 $ 2,502,828 $ – $ 619,633,432
Liabilities:
Futures Contracts $ (658,271) $ – $ – $ (658,271)
Total Liabilities $ (658,271) $ – $ – $ (658,271)
Total $ 616,472,333 $ 2,502,828 $ – $ 618,975,161
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (658,271)
Total $ (658,271)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT BlackRock Equity Dividend Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
Common Stocks 93.7%
Shares Value ($)
Aerospace & Defense 2.7%
L3Harris Technologies, Inc. 56,701 9,872,778
RTX Corp. 46,071 3,315,730
13,188,508
Automobile Components 0.4%
Lear Corp. 14,860 1,994,212
Automobiles 1.8%
General Motors Co. 265,175 8,742,820
Banks 10.1%
Bank of America Corp. 90,500 2,477,890
Citigroup, Inc. 305,309 12,557,359
Citizens Financial Group, Inc.
(a) 119,836 3,211,605
First Citizens BancShares,
Inc., Class A(a) 7,743 10,686,114
JPMorgan Chase & Co. 47,219 6,847,700
Wells Fargo & Co. 341,684 13,961,208
49,741,876
Beverages 0.7%
Constellation Brands, Inc.,
Class A 14,811 3,722,449
Building Products 0.5%
Allegion plc 23,350 2,433,070
Capital Markets 2.3%
Carlyle Group, Inc. (The)(a) 106,654 3,216,685
Goldman Sachs Group, Inc.
(The) 3,780 1,223,094
Intercontinental Exchange, Inc. 23,691 2,606,484
Raymond James Financial,
Inc. 42,123 4,230,413
11,276,676
Chemicals 1.1%
CF Industries Holdings, Inc. 5,231 448,506
International Flavors &
Fragrances, Inc. 40,100 2,733,617
PPG Industries, Inc. 18,786 2,438,423
5,620,546
Communications Equipment 2.2%
Cisco Systems, Inc. 198,676 10,680,822
Consumer Staples Distribution & Retail 1.4%
Dollar General Corp. 64,642 6,839,124
Containers & Packaging 1.3%
Sealed Air Corp. 192,632 6,329,888
Diversified Telecommunication Services 1.6%
AT&T, Inc. 209,046 3,139,871
Verizon Communications, Inc. 141,489 4,585,658
7,725,529
Electric Utilities 2.2%
American Electric Power Co.,
Inc. 54,623 4,108,742
Exelon Corp. 73,743 2,786,748
PG&E Corp.* 238,147 3,841,311
10,736,801
Entertainment 0.6%
Activision Blizzard, Inc. 30,443 2,850,378
Common Stocks
Shares Value ($)
Financial Services 4.1%
Apollo Global Management,
Inc. 16,076 1,442,982
Equitable Holdings, Inc.(a) 68,525 1,945,425
Fidelity National Information
Services, Inc. 177,258 9,797,049
Visa, Inc., Class A(a) 29,829 6,860,968
20,046,424
Food Products 2.8%
Kraft Heinz Co. (The) 362,874 12,207,081
Mondelez International, Inc.,
Class A 19,852 1,377,729
13,584,810
Ground Transportation 0.4%
Union Pacific Corp. 9,468 1,927,969
Health Care Equipment & Supplies 6.4%
Baxter International, Inc. 284,550 10,738,917
Koninklijke Philips NV*(a) 273,892 5,458,527
Medtronic plc 133,075 10,427,757
Zimmer Biomet Holdings, Inc. 41,876 4,699,325
31,324,526
Health Care Providers & Services 8.0%
Cardinal Health, Inc. 95,066 8,253,630
Cencora, Inc.(a) 13,712 2,467,749
Cigna Group (The) 24,984 7,147,173
Elevance Health, Inc. 16,840 7,332,473
Humana, Inc. 6,056 2,946,365
Laboratory Corp. of America
Holdings(a) 54,967 11,051,115
39,198,505
Household Durables 2.2%
Newell Brands, Inc.(a) 210,901 1,904,436
Panasonic Holdings Corp. 432,200 4,859,864
Sony Group Corp. 46,800 3,828,319
10,592,619
Industrial Conglomerates 0.4%
Siemens AG (Registered) 12,870 1,845,086
Insurance 6.9%
Allstate Corp. (The) 26,596 2,963,060
American International Group,
Inc. 204,691 12,404,275
Fidelity National Financial, Inc.
(a) 145,176 5,995,769
First American Financial Corp. 8,924 504,117
Prudential plc 333,546 3,591,664
Willis Towers Watson plc(a) 40,012 8,360,907
33,819,792
IT Services 2.6%
Cognizant Technology
Solutions Corp., Class A 188,771 12,787,348
Life Sciences Tools & Services 0.4%
Fortrea Holdings, Inc.* 63,177 1,806,230
Machinery 1.0%
Fortive Corp. 18,703 1,387,014
Komatsu Ltd. 125,400 3,388,889
4,775,903
Media 2.7%
Comcast Corp., Class A 221,637 9,827,385

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Media
Fox Corp., Class A 118,226 3,688,651
13,516,036
Multi-Utilities 1.5%
Public Service Enterprise
Group, Inc. 56,174 3,196,862
Sempra 63,170 4,297,455
7,494,317
Oil, Gas & Consumable Fuels 6.9%
BP plc 1,903,068 12,287,819
ConocoPhillips 29,916 3,583,937
Shell plc 445,040 14,130,029
Suncor Energy, Inc. 114,000 3,919,320
33,921,105
Personal Care Products 2.0%
Unilever plc, ADR-UK(a) 200,931 9,925,991
Pharmaceuticals 5.2%
AstraZeneca plc 25,884 3,483,386
Bayer AG (Registered) 124,600 5,984,526
Eli Lilly & Co. 6,145 3,300,664
Novo Nordisk A/S, ADR-DK 32,082 2,917,537
Sanofi 89,954 9,652,260
25,338,373
Professional Services 4.1%
Leidos Holdings, Inc. 108,122 9,964,524
Robert Half, Inc.(a) 16,821 1,232,643
SS&C Technologies Holdings,
Inc. 170,886 8,978,350
20,175,517
Semiconductors & Semiconductor Equipment 0.8%
Intel Corp. 38,580 1,371,519
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 28,916 2,512,800
3,884,319
Software 1.8%
Microsoft Corp. 27,540 8,695,755
Specialty Retail 0.6%
Ross Stores, Inc. 24,788 2,799,805
Technology Hardware, Storage & Peripherals 1.6%
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S(b) 6,118 7,695,652
Textiles, Apparel & Luxury Goods 0.5%
Ralph Lauren Corp., Class
A(a) 20,738 2,407,474
Tobacco 1.5%
British American Tobacco plc,
ADR-UK(a) 230,526 7,240,822
Wireless Telecommunication Services 0.4%
Rogers Communications, Inc.,
Class B 50,249 1,929,310
Total Common Stocks
(cost $435,976,821) 458,616,387
Master Limited Partnership 2.1%
Shares Value ($)
Oil, Gas & Consumable Fuels 2.1%
Enterprise Products Partners
LP 377,470 10,331,354
Total Master Limited Partnership
(cost  $8,216,695)
10,331,354
Repurchase Agreements 3.5%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated
9/29/2023, due
10/2/2023, repurchase
price $12,297,616,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$12,538,009.(c) 12,292,166 12,292,166
Pershing LLC,
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,221, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$5,100,000.(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $17,292,166) 17,292,166
Total Investments
(cost $461,485,682) — 99.3% 486,239,907
Other assets in excess of liabilities — 0.7% 3,518,751
NET ASSETS — 100.0%
$ 489,758,658

NVIT BlackRock Equity Dividend Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $30,003,306, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,292,166 and by
$13,533,338 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $30,825,504.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $7,695,652 which represents 1.57% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$17,292,166.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
TW Taiwan
UK United Kingdom

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BlackRock Equity Dividend Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT BlackRock Equity Dividend Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to t he Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 13,188,508 $ – $ – $ 13,188,508
Automobile Components 1,994,212 – – 1,994,212
Automobiles 8,742,820 – – 8,742,820
Banks 49,741,876 – – 49,741,876
Beverages 3,722,449 – – 3,722,449
Building Products 2,433,070 – – 2,433,070
Capital Markets 11,276,676 – – 11,276,676
Chemicals 5,620,546 – – 5,620,546
Communications Equipment 10,680,822 – – 10,680,822
Consumer Staples Distribution & Retail 6,839,124 – – 6,839,124
Containers & Packaging 6,329,888 – – 6,329,888
Diversified Telecommunication Services 7,725,529 – – 7,725,529
Electric Utilities 10,736,801 – – 10,736,801
Entertainment 2,850,378 – – 2,850,378
Financial Services 20,046,424 – – 20,046,424
Food Products 13,584,810 – – 13,584,810
Ground Transportation 1,927,969 – – 1,927,969
Health Care Equipment & Supplies 25,865,999 5,458,527 – 31,324,526
Health Care Providers & Services 39,198,505 – – 39,198,505
Household Durables 1,904,436 8,688,183 – 10,592,619
Industrial Conglomerates – 1,845,086 – 1,845,086
Insurance 30,228,128 3,591,664 – 33,819,792
IT Services 12,787,348 – – 12,787,348
Life Sciences Tools & Services 1,806,230 – – 1,806,230
Machinery 1,387,014 3,388,889 – 4,775,903
Media 13,516,036 – – 13,516,036
Multi-Utilities 7,494,317 – – 7,494,317
Oil, Gas & Consumable Fuels 7,503,257 26,417,848 – 33,921,105
Personal Care Products 9,925,991 – – 9,925,991
Pharmaceuticals 6,218,201 19,120,172 – 25,338,373
Professional Services 20,175,517 – – 20,175,517
Semiconductors & Semiconductor
Equipment 3,884,319 – – 3,884,319
Software 8,695,755 – – 8,695,755
Specialty Retail 2,799,805 – – 2,799,805
Technology Hardware, Storage &
Peripherals – 7,695,652 – 7,695,652
Textiles, Apparel & Luxury Goods 2,407,474 – – 2,407,474
Tobacco 7,240,822 – – 7,240,822
Wireless Telecommunication Services 1,929,310 – – 1,929,310
Total Common Stocks $ 382,410,366 $ 76,206,021 $ – $ 458,616,387
Master Limited Partnership 10,331,354 – – 10,331,354
Repurchase Agreements – 17,292,166 – 17,292,166
Total $ 392,741,720 $ 93,498,187 $ – $ 486,239,907
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustain-
able U.S. Equity Fund)
Common Stocks 97.7%
Shares Value ($)
Capital Markets 7.7%
Charles Schwab Corp. (The) 15,488 850,291
Intercontinental Exchange, Inc. 23,254 2,558,405
Moody's Corp. 2,913 921,003
S&P Global, Inc. 8,329 3,043,500
7,373,199
Chemicals 7.2%
Air Products & Chemicals, Inc. 5,078 1,439,105
Ecolab, Inc. 15,494 2,624,684
Linde plc 7,562 2,815,711
6,879,500
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp. 1,707 964,387
Dollar General Corp. 13,095 1,385,451
2,349,838
Containers & Packaging 0.7%
Ball Corp.(a) 14,595 726,539
Electronic Equipment, Instruments & Components 3.7%
Amphenol Corp., Class A 30,740 2,581,852
TE Connectivity Ltd. 7,660 946,240
3,528,092
Entertainment 1.0%
Electronic Arts, Inc. 8,079 972,712
Financial Services 13.8%
Fidelity National Information
Services, Inc. 11,480 634,500
Fiserv, Inc.* 19,968 2,255,585
Mastercard, Inc., Class A 11,675 4,622,249
PayPal Holdings, Inc.* 20,068 1,173,175
Visa, Inc., Class A(a) 19,754 4,543,618
13,229,127
Health Care Equipment & Supplies 1 .4%
IDEXX Laboratories, Inc.* 1,915 837,372
Intuitive Surgical, Inc.* 1,706 498,647
1,336,019
Hotels, Restaurants & Leisure 1.3%
Starbucks Corp. 13,622 1,243,280
Insurance 3.2%
Aon plc, Class A 3,052 989,519
Marsh & McLennan Cos., Inc. 10,933 2,080,550
3,070,069
Interactive Media & Services 4.8%
Alphabet, Inc., Class C* 35,046 4,620,815
IT Services 5.6%
Accenture plc, Class A 3,635 1,116,345
Gartner, Inc.* 7,934 2,726,202
VeriSign, Inc.* 7,376 1,493,861
5,336,408
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 10.7%
Agilent Technologies, Inc. 13,113 1,466,296
Danaher Corp. 18,542 4,600,270
Thermo Fisher Scientific, Inc. 8,276 4,189,063
10,255,629
Machinery 4.0%
IDEX Corp. 7,920 1,647,518
Xylem, Inc. 23,629 2,150,948
3,798,466
Personal Care Products 1.2%
Estee Lauder Cos., Inc. (The),
Class A 7,805 1,128,213
Pharmaceuticals 3.6%
Zoetis, Inc., Class A 20,049 3,488,125
Professional Services 3.7%
Verisk Analytics, Inc., Class A 15,108 3,569,114
Semiconductors & Semiconductor Equipment 0.9%
Texas Instruments, Inc. 5,237 832,735
Software 10.0%
Adobe, Inc.* 4,139 2,110,476
Intuit, Inc. 6,178 3,156,587
Microsoft Corp. 13,805 4,358,929
9,625,992
Specialized REITs 3.0%
American Tower Corp. 13,828 2,274,014
Crown Castle, Inc. 6,363 585,587
2,859,601
Specialty Retail 6.5%
Lowe's Cos., Inc. 5,973 1,241,428
O'Reilly Automotive, Inc.* 1,597 1,451,450
TJX Cos., Inc. (The) 40,430 3,593,418
6,286,296
Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B 12,882 1,231,777
Total Investments
(cost $86,139,217) — 97.7% 93,741,546
Other assets in excess of liabilities — 2.3% 2,207,034
NET ASSETS — 100.0%
$ 95,948,580
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
September 30, 2023. The total value of securities on loan
as of September 30, 2023 was $5,269,877, which was
collateralized by $5,386,970 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023
– 5/15/2053.
REIT Real Estate Investment Trust

NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable U.S. Equity Fund) - September 30, 2023 (Unaudited) - Statement of
Investments - 17
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Calvert Equity Fund (formerly, NVIT BNY Mellon Sustainable
U.S. Equity Fund)
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 93,741,546 $ – $ – $ 93,741,546
Total $ 93,741,546 $ – $ – $ 93,741,546
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
Common Stocks 99.1%
Shares Value ($)
Air Freight & Logistics 1.6%
FedEx Corp. 12,448 3,297,724
Automobile Components 0.4%
Lear Corp. 5,799 778,226
Automobiles 2.2%
Ford Motor Co. 194,497 2,415,653
General Motors Co. 70,234 2,315,615
4,731,268
Banks 0.8%
Comerica, Inc. 19,096 793,439
Cullen/Frost Bankers, Inc. 3,766 343,497
First Horizon Corp. 24,459 269,538
KeyCorp 25,776 277,350
1,683,824
Beverages 1.1%
Monster Beverage Corp.* 42,242 2,236,714
Biotechnology 2.9%
Exelixis, Inc.* 19,192 419,345
Incyte Corp.* 23,593 1,362,968
Neurocrine Biosciences, Inc.* 3,991 448,988
Ultragenyx Pharmaceutical,
Inc.* 6,488 231,297
Vertex Pharmaceuticals, Inc.* 10,242 3,561,553
6,024,151
Broadline Retail 1.9%
Amazon.com, Inc.* 20,147 2,561,087
eBay, Inc. 31,349 1,382,177
3,943,264
Building Products 1.2%
Builders FirstSource, Inc.* 2,135 265,786
Trane Technologies plc 9,679 1,963,966
Trex Co., Inc.* 4,230 260,695
2,490,447
Capital Markets 3.8%
Bank of New York Mellon
Corp. (The) 46,250 1,972,562
Charles Schwab Corp. (The) 45,026 2,471,927
Interactive Brokers Group,
Inc., Class A 9,256 801,199
LPL Financial Holdings, Inc. 4,394 1,044,234
Nasdaq, Inc. 29,650 1,440,694
TPG, Inc., Class A 3,260 98,191
Virtu Financial, Inc., Class A 16,013 276,545
8,105,352
Chemicals 2.2%
Dow, Inc. 35,589 1,834,969
Eastman Chemical Co. 8,266 634,168
Huntsman Corp. 16,526 403,234
International Flavors &
Fragrances, Inc. 6,805 463,897
LyondellBasell Industries NV,
Class A 11,488 1,087,914
Scotts Miracle-Gro Co. (The) 4,405 227,650
4,651,832
Commercial Services & Supplies 0.8%
Copart, Inc.* 37,040 1,596,054
Communications Equipment 0.9%
F5, Inc.* 2,580 415,741
Common Stocks
Shares Value ($)
Communications Equipment
Juniper Networks, Inc. 56,244 1,563,021
1,978,762
Construction & Engineering 0.4%
AECOM 10,297 855,063
Consumer Finance 0.7%
SLM Corp. 41,336 562,996
Synchrony Financial 28,865 882,403
1,445,399
Consumer Staples Distribution & Retail 1.8%
Kroger Co. (The) 30,051 1,344,782
Target Corp. 21,966 2,428,781
3,773,563
Electric Utilities 3.2%
Constellation Energy Corp. 20,160 2,199,053
Exelon Corp. 47,177 1,782,819
NRG Energy, Inc. 23,677 912,038
Pinnacle West Capital Corp. 9,530 702,170
PPL Corp. 45,389 1,069,365
6,665,445
Energy Equipment & Services 0.6%
Baker Hughes Co., Class A 36,066 1,273,851
Entertainment 0.4%
Live Nation Entertainment,
Inc.* 10,308 855,976
Playtika Holding Corp.* 10,400 100,152
956,128
Financial Services 4.2%
Corebridge Financial, Inc. 21,982 434,144
Fidelity National Information
Services, Inc. 48,409 2,675,565
Mastercard, Inc., Class A 13,626 5,394,670
PayPal Holdings, Inc.* 5,606 327,727
8,832,106
Food Products 1.5%
Archer-Daniels-Midland Co. 24,341 1,835,798
Tyson Foods, Inc., Class A 27,832 1,405,238
3,241,036
Ground Transportation 0.4%
Lyft, Inc., Class A* 55,138 581,154
Uber Technologies, Inc.* 7,548 347,133
928,287
Health Care Equipment & Supplies 1.1%
Edwards Lifesciences Corp.* 31,189 2,160,774
Tandem Diabetes Care, Inc.* 8,149 169,255
2,330,029
Health Care Providers & Services 6.3%
Cardinal Health, Inc. 11,857 1,029,425
Cencora, Inc. 6,653 1,197,340
Centene Corp.* 19,205 1,322,840
DaVita, Inc.* 12,761 1,206,297
Humana, Inc. 6,767 3,292,281
McKesson Corp. 8,780 3,817,983
Molina Healthcare, Inc.* 3,435 1,126,302
Tenet Healthcare Corp.* 4,759 313,571
13,306,039
Hotels, Restaurants & Leisure 3.9%
Airbnb, Inc., Class A* 14,470 1,985,429

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Booking Holdings, Inc.* 1,337 4,123,241
Domino's Pizza, Inc. 1,894 717,428
Expedia Group, Inc.* 8,653 891,865
MGM Resorts International 16,528 607,569
8,325,532
Household Durables 0.8%
Lennar Corp., Class A 12,845 1,441,594
Taylor Morrison Home Corp.,
Class A* 5,687 242,323
1,683,917
Household Products 0.4%
Clorox Co. (The) 6,903 904,707
Insurance 5.3%
Allstate Corp. (The) 22,850 2,545,719
Brown & Brown, Inc. 22,174 1,548,632
Lincoln National Corp. 19,573 483,257
Progressive Corp. (The) 20,148 2,806,616
Ryan Specialty Holdings, Inc.,
Class A* 12,094 585,350
Travelers Cos., Inc. (The) 10,287 1,679,970
W R Berkley Corp. 22,638 1,437,287
11,086,831
Interactive Media & Services 5.6%
Alphabet, Inc., Class C* 32,600 4,298,310
Meta Platforms, Inc., Class A* 24,723 7,422,092
11,720,402
IT Services 2.9%
DXC Technology Co.* 20,333 423,536
EPAM Systems, Inc.* 4,777 1,221,431
GoDaddy, Inc., Class A* 10,639 792,393
Kyndryl Holdings, Inc.* 24,605 371,536
Okta, Inc., Class A* 3,783 308,352
Snowflake, Inc., Class A* 1,372 209,600
Twilio, Inc., Class A* 4,165 243,778
VeriSign, Inc.* 12,992 2,631,270
6,201,896
Life Sciences Tools & Services 0.4%
Illumina, Inc.* 6,742 925,542
Machinery 1.5%
AGCO Corp. 8,266 977,702
Otis Worldwide Corp. 27,348 2,196,318
3,174,020
Media 0.5%
Fox Corp., Class A 36,509 1,139,081
Multi-Utilities 0.9%
CMS Energy Corp. 10,129 537,951
DTE Energy Co. 13,637 1,353,881
1,891,832
Oil, Gas & Consumable Fuels 4.9%
APA Corp. 7,620 313,182
ConocoPhillips 18,075 2,165,385
Marathon Oil Corp. 29,378 785,861
Marathon Petroleum Corp. 14,411 2,180,961
Phillips 66 15,235 1,830,485
Valero Energy Corp. 21,605 3,061,645
10,337,519
Common Stocks
Shares Value ($)
Passenger Airlines 0.4%
American Airlines Group, Inc.* 33,036 423,191
Southwest Airlines Co. 17,951 485,934
909,125
Personal Care Products 0.2%
BellRing Brands, Inc.* 7,856 323,903
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co. 27,468 1,594,243
Merck & Co., Inc. 1,405 144,645
Organon & Co. 20,809 361,244
2,100,132
Professional Services 0.0%
†
TriNet Group, Inc.* 928 108,093
Residential REITs 0.5%
Camden Property Trust 10,140 959,041
Semiconductors & Semiconductor Equipment 7.3%
Enphase Energy, Inc.* 3,209 385,561
Intel Corp. 123,641 4,395,437
NVIDIA Corp. 21,419 9,317,051
Teradyne, Inc. 13,554 1,361,635
15,459,684
Software 10.4%
Adobe, Inc.* 9,417 4,801,728
Atlassian Corp., Class A* 3,374 679,895
Crowdstrike Holdings, Inc.,
Class A* 3,175 531,431
DocuSign, Inc., Class A* 6,290 264,180
Dropbox, Inc., Class A* 44,337 1,207,297
Five9, Inc.* 2,855 183,577
Fortinet, Inc.* 49,780 2,921,090
Guidewire Software, Inc.* 5,563 500,670
Microsoft Corp. 29,899 9,440,609
Nutanix, Inc., Class A* 8,429 294,004
Qualys, Inc.* 2,298 350,560
Smartsheet, Inc., Class A* 7,593 307,213
Tenable Holdings, Inc.* 5,188 232,422
Zscaler, Inc.* 1,539 239,453
21,954,129
Specialized REITs 0.9%
Public Storage 2,439 642,725
SBA Communications Corp.,
Class A 6,094 1,219,836
1,862,561
Specialty Retail 1.9%
Advance Auto Parts, Inc. 7,769 434,520
AutoZone, Inc.* 1,380 3,505,186
3,939,706
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc. 92,572 15,849,252
Dell Technologies, Inc., Class
C 25,559 1,761,015
HP, Inc. 54,172 1,392,221
19,002,488
Total Investments
(cost $185,885,318) — 99.1% 209,134,705
Other assets in excess of liabilities — 0.9% 1,845,438
NET ASSETS — 100.0%
$ 210,980,143

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
REIT Real Estate Investment Trust

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Core Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Jacobs Levy Large Cap Core Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 209,134,705 $ – $ – $ 209,134,705
Total $ 209,134,705 $ – $ – $ 209,134,705
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks 96.9%
Shares Value ($)
Aerospace & Defense 0.1%
Spirit AeroSystems Holdings,
Inc., Class A*(a) 24,045 388,086
Air Freight & Logistics 0.2%
Forward Air Corp. 6,479 445,366
Automobile Components 0.2%
Visteon Corp.*(a) 4,195 579,204
Automobiles 1.3%
Tesla, Inc.* 15,275 3,822,111
Beverages 1.0%
Monster Beverage Corp.* 54,412 2,881,115
Biotechnology 3.7%
ACADIA Pharmaceuticals,
Inc.* 28,969 603,714
Apellis Pharmaceuticals,
Inc.*(a) 12,402 471,772
Blueprint Medicines Corp.* 4,337 217,804
Exelixis, Inc.* 66,504 1,453,112
Incyte Corp.* 44,150 2,550,546
Ionis Pharmaceuticals, Inc.*(a) 37,508 1,701,363
Neurocrine Biosciences, Inc.* 6,071 682,987
PTC Therapeutics, Inc.* 26,443 592,588
Sarepta Therapeutics, Inc.*(a) 16,022 1,942,187
Ultragenyx Pharmaceutical,
Inc.*(a) 13,844 493,539
10,709,612
Broadline Retail 4.1%
Amazon.com, Inc.* 79,390 10,092,057
eBay, Inc. 36,105 1,591,869
11,683,926
Capital Markets 3.5%
FactSet Research Systems,
Inc. 6,818 2,981,239
LPL Financial Holdings, Inc. 11,760 2,794,764
MSCI, Inc., Class A 6,032 3,094,898
PJT Partners, Inc., Class A 6,630 526,687
TPG, Inc., Class A(a) 24,807 747,187
10,144,775
Chemicals 0.2%
FMC Corp. 7,823 523,906
Communications Equipment 0.7%
Extreme Networks, Inc.* 28,118 680,737
Viavi Solutions, Inc.* 151,398 1,383,778
2,064,515
Construction & Engineering 0.2%
Fluor Corp.*(a) 13,296 487,963
Construction Materials 0.9%
Eagle Materials, Inc. 15,222 2,534,767
Consumer Finance 0.1%
SLM Corp. 15,367 209,299
Consumer Staples Distribution & Retail 1.0%
Target Corp. 27,018 2,987,380
Electrical Equipment 0.8%
NEXTracker, Inc., Class A*(a) 55,856 2,243,177
Electronic Equipment, Instruments & Components 1.1%
Jabil, Inc. 24,526 3,112,104
Common Stocks
Shares Value ($)
Energy Equipment & Services 0.1%
Cactus, Inc., Class A(a) 5,311 266,665
Entertainment 1.7%
Live Nation Entertainment,
Inc.* 22,413 1,861,175
Playtika Holding Corp.* 49,408 475,799
Spotify Technology SA* 16,656 2,575,684
4,912,658
Financial Services 3.8%
Mastercard, Inc., Class A 22,159 8,772,970
PennyMac Financial Services,
Inc. 21,378 1,423,775
WEX, Inc.* 3,502 658,691
10,855,436
Food Products 0.8%
Cal-Maine Foods, Inc. 7,664 371,091
Lamb Weston Holdings, Inc. 20,090 1,857,521
2,228,612
Gas Utilities 0.2%
Chesapeake Utilities Corp. 4,707 460,109
Ground Transportation 2.3%
Landstar System, Inc.(a) 5,150 911,241
Lyft, Inc., Class A* 126,476 1,333,057
RXO, Inc.* 17,450 344,289
Uber Technologies, Inc.* 88,590 4,074,254
6,662,841
Health Care Equipment & Supplies 2.0%
Edwards Lifesciences Corp.* 53,756 3,724,216
Novocure Ltd.* 21,231 342,880
Omnicell, Inc.* 27,045 1,218,107
Tandem Diabetes Care,
Inc.*(a) 17,358 360,526
5,645,729
Health Care Providers & Services 6.8%
Cencora, Inc. 18,973 3,414,571
DaVita, Inc.*(a) 14,956 1,413,791
Elevance Health, Inc. 7,633 3,323,561
Humana, Inc. 9,550 4,646,266
McKesson Corp. 8,549 3,717,532
Molina Healthcare, Inc.* 8,755 2,870,677
19,386,398
Hotels, Restaurants & Leisure 7.5%
Airbnb, Inc., Class A* 38,657 5,304,127
Booking Holdings, Inc.* 2,029 6,257,335
Domino's Pizza, Inc. 7,231 2,739,030
Expedia Group, Inc.* 26,286 2,709,298
Las Vegas Sands Corp. 45,032 2,064,267
SeaWorld Entertainment, Inc.* 3,664 169,460
Travel + Leisure Co. 47,269 1,736,190
Wynn Resorts Ltd. 3,939 364,003
21,343,710
Household Durables 0.4%
Sonos, Inc.* 82,418 1,064,016
Independent Power and Renewable Electricity Producers
1.1%
Vistra Corp. 96,565 3,204,027
Insurance 4.0%
Everest Group Ltd. 2,082 773,817

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
Common Stocks
Shares Value ($)
Insurance
Lincoln National Corp. 52,730 1,301,904
Progressive Corp. (The) 27,157 3,782,970
RenaissanceRe Holdings Ltd. 8,768 1,735,362
Ryan Specialty Holdings, Inc.,
Class A* 45,980 2,225,432
Willis Towers Watson plc 7,998 1,671,262
11,490,747
Interactive Media & Services 3.3%
Alphabet, Inc., Class C* 25,264 3,331,059
Meta Platforms, Inc., Class A* 20,278 6,087,658
9,418,717
IT Services 3.2%
DigitalOcean Holdings, Inc.*(a) 15,196 365,160
EPAM Systems, Inc.* 736 188,188
GoDaddy, Inc., Class A* 30,883 2,300,166
MongoDB, Inc., Class A*(a) 5,410 1,871,103
Okta, Inc., Class A* 8,551 696,992
Twilio, Inc., Class A*(a) 18,001 1,053,598
VeriSign, Inc.* 12,881 2,608,789
9,083,996
Machinery 3.4%
Allison Transmission Holdings,
Inc. 59,266 3,500,250
Helios Technologies, Inc. 4,852 269,189
Otis Worldwide Corp. 38,690 3,107,194
Terex Corp. 47,650 2,745,593
9,622,226
Oil, Gas & Consumable Fuels 1.8%
Cheniere Energy, Inc. 19,292 3,201,701
Hess Corp. 8,777 1,342,881
Par Pacific Holdings, Inc.* 16,164 580,934
5,125,516
Pharmaceuticals 0.3%
Eli Lilly & Co. 1,339 719,217
Professional Services 1.4%
Genpact Ltd. 40,562 1,468,344
Insperity, Inc. 22,102 2,157,155
TriNet Group, Inc.*(a) 4,460 519,501
4,145,000
Semiconductors & Semiconductor Equipment 3.2%
Enphase Energy, Inc.* 6,839 821,706
KLA Corp. 8,639 3,962,364
NVIDIA Corp. 4,744 2,063,592
Teradyne, Inc.(a) 23,730 2,383,916
9,231,578
Software 21.9%
Adobe, Inc.* 5,064 2,582,134
Alteryx, Inc., Class A*(a) 11,793 444,478
Atlassian Corp., Class A* 17,813 3,589,498
Autodesk, Inc.* 13,672 2,828,874
Box, Inc., Class A*(a) 72,224 1,748,543
CommVault Systems, Inc.* 32,587 2,203,207
Crowdstrike Holdings, Inc.,
Class A* 21,200 3,548,456
DocuSign, Inc., Class A* 31,120 1,307,040
Dropbox, Inc., Class A*(a) 121,545 3,309,670
Elastic NV* 12,097 982,760
Five9, Inc.* 5,097 327,737
Common Stocks
Shares Value ($)
Software
Fortinet, Inc.* 68,840 4,039,531
Manhattan Associates, Inc.* 1,222 241,540
Microsoft Corp. 82,405 26,019,379
Nutanix, Inc., Class A* 52,627 1,835,630
Pegasystems, Inc. 10,762 467,178
Q2 Holdings, Inc.* 15,169 489,504
Qualys, Inc.*(a) 8,928 1,361,966
RingCentral, Inc., Class A* 5,987 177,395
Smartsheet, Inc., Class A* 28,105 1,137,128
Tenable Holdings, Inc.* 23,542 1,054,682
Varonis Systems, Inc., Class
B* 46,509 1,420,385
Zscaler, Inc.* 10,342 1,609,112
62,725,827
Specialized REITs 0.5%
SBA Communications Corp.,
Class A 7,369 1,475,053
Specialty Retail 1.5%
AutoZone, Inc.* 1,725 4,381,483
Technology Hardware, Storage & Peripherals 6.2%
Apple, Inc. 81,744 13,995,390
HP, Inc. 90,126 2,316,238
Pure Storage, Inc., Class A* 36,298 1,292,935
17,604,563
Trading Companies & Distributors 0.4%
GMS, Inc.* 7,110 454,827
Herc Holdings, Inc. 5,284 628,479
1,083,306
Total Common Stocks
(cost $232,723,767) 276,954,736
Repurchase Agreements 1.2%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price $25,012,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $25,500.(b) 25,000 25,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$3,494,019, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$3,562,319.(b) 3,492,470 3,492,470

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$25,012, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$25,500.(b) 25,000 25,000
Total Repurchase Agreements
(cost $3,542,470) 3,542,470
Total Investments
(cost $236,266,237) — 98.1% 280,497,206
Other assets in excess of liabilities — 1.9% 5,573,689
NET ASSETS — 100.0%
$ 286,070,895
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $16,246,825, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,542,470 and by
$13,180,179 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $16,722,649.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$3,542,470.
REIT Real Estate Investment Trust

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 27
OTC Total return swap contracts outstanding as of September 30, 2023 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
10X Genomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 5,119 205 205
Adobe, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,224 67,336 67,336
Allegion plc OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 2,575 3,502 3,502
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 80,000 31,200 31,200
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 100,062 78,048 78,048
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 5,007 19,978 19,978
Autodesk, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 1,493 6,913 6,913
Axcelis
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,260 27,510 27,510
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 1,668 3,969 3,969
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,768 71,897 71,897
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,376 33,443 33,443
Cogent
Communications
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,281 40,103 40,103
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 11,141 5,125 5,125
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 36,130 24,930 24,930
DocuSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,986 6,790 6,790
Envestnet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 25,551 16,097 16,097
FactSet Research
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 405 1,235 1,235
Fair Isaac Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,619 27,653 27,653
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 12,145 2,794 2,794

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Five9, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 11,550 9,240 9,240
Fluor Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 5,938 238 238
FMC Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 7,305 11,250 11,250
Fortinet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 3,220 1,739 1,739
Forward Air Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 20,834 59,168 59,168
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 78,447 7,452 7,452
Genpact Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 6,384 751 751
GoDaddy, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,753 12,404 12,404
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,877 8,720 8,720
Hannon Armstrong
Sustainable
Infrastructure
Capital, Inc.
Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 36,243 22,108 22,108
Helios Technologies,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 5,385 3,931 3,931
ICON plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 5,704 10,381 10,381
Insulet Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 311 688 688
Joby Aviation, Inc. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 56,142 1,123 1,123
Lincoln National
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 50,065 36,548 36,548
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 143 289 289
LPL Financial
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 1,407 830 830
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 18,480 4,065 4,065
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 7,254 18,716 18,716

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Match Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 34,421 27,709 27,709
MaxLinear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 47,205 5,664 5,664
Medpace Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 2,982 17,504 17,504
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,907 29,410 29,410
Mueller Industries,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 8,822 3,529 3,529
Natera, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 22,884 54,235 54,235
NeoGenomics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 6,015 721 721
Northern Oil and
Gas, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 9,590 3,165 3,165
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 36,584 377,344 377,344
Okta, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 12,701 10,288 10,288
Omnicell, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 396 174 174
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 16,748 45,094 45,094
PagerDuty, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 19,008 9,314 9,314
Par Pacific Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 8,624 4,571 4,571
Pegasystems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,461 15,076 15,076
PJT Partners, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 10,556 9,712 9,712
Pure Storage, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 8,503 9,609 9,609
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 10,171 20,240 20,240
SeaWorld
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 16,103 29,147 29,147

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Select Medical
Holdings Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 20,774 2,285 2,285
Shoals Technologies
Group, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 22,697 31,549 31,549
Silicon Laboratories,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,109 3,626 3,626
Sitio Royalties Corp. Increases in total
return of reference
entity
OBFR - 0.57% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 26,203 6,289 6,289
Sonos, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 78,605 24,368 24,368
Sotera Health Co. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 39,766 3,181 3,181
Spirit AeroSystems
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 12,802 4,224 4,224
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,480 3,097 3,097
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 16,345 8,500 8,500
Tenable Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 8,633 5,697 5,697
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 184 1,788 1,788
Travel + Leisure Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,074 8,928 8,928
Twilio, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,263 3,556 3,556
Upbound Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 9,377 188 188
Varonis Systems,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/29/2023 6,496 2,339 2,339
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 21,100 9,073 9,073
Viavi Solutions, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 24,074 3,129 3,129
Visteon Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,125 2,625 2,625
Vistra Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 3,194 211 211

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wynn Resorts Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,630 2,984 2,984
Ziff Davis, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 20,104 8,443 8,443
Zscaler, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,613 10,840 10,840
– –
Total unrealized appreciation 1,497,795 1,497,795
– –
Abbott Laboratories Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 14,039 (18,531) (18,531)
ACADIA
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 62,790 (297,623) (297,623)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,718 (24,157) (24,157)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 14,765 (70,133) (70,133)
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 5,020 (6,878) (6,878)
Akero Therapeutics,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 3,081 (11,461) (11,461)
Alnylam
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 3,008 (722) (722)
Altair Engineering,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,488 (21,176) (21,176)
Amphastar
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 12,431 (6,340) (6,340)
Amphenol Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 17,086 (31,438) (31,438)
APA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,903 (8,836) (8,836)
AppLovin Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 37,584 (15,034) (15,034)
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 36,529 (8,402) (8,402)
Balchem Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 8,043 (5,309) (5,309)
Beacon Roofing
Supply, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 4,845 (4,312) (4,312)
Belden, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,860 (16,715) (16,715)

32 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Bentley Systems,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 30,294 (28,476) (28,476)
Blackstone, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 15,930 (9,399) (9,399)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 9,427 (942) (942)
Brink's Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,754 (5,893) (5,893)
Ceridian HCM
Holding, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,639 (11,184) (11,184)
Certara, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 25,053 (12,527) (12,527)
Chesapeake Utilities
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 1,842 (5,416) (5,416)
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 10,964 (12,499) (12,499)
CONMED Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 7,100 (23,551) (23,551)
CoStar Group, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 18,251 (9,855) (9,855)
DaVita, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 14,904 (18,034) (18,034)
Dorman Products,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 11,004 (3,961) (3,961)
Ensign Group, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 16,385 (6,513) (6,513)
Entegris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 10,032 (45,746) (45,746)
ePlus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,593 (1,186) (1,186)
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 730 (6,059) (6,059)
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 14,979 (11,384) (11,384)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/28/2024 51,160 (17,394) (17,394)
ExlService Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 32,075 (25,339) (25,339)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Extreme Networks,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 14,391 (2,015) (2,015)
First Financial
Bankshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 53,659 (71,380) (71,380)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 1,148 (3,363) (3,363)
Freshpet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 22,360 (25,491) (25,491)
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,654 (8,741) (8,741)
GMS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 3,672 (1,065) (1,065)
H&R Block, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 40,793 (40,385) (40,385)
Herc Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 3,097 (2,873) (2,873)
ImmunoGen, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 10,146 (4,769) (4,769)
Incyte Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2023 1,816 (2,434) (2,434)
InterDigital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 2,112 (570) (570)
Ionis
Pharmaceuticals,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 4,204 (7,442) (7,442)
IonQ, Inc. Increases in total
return of reference
entity
OBFR - 0.95% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 10,634 (6,806) (6,806)
Iron Mountain, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 24,252 (26,920) (26,920)
Itron, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 11,538 (17,307) (17,307)
J & J Snack Foods
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 8,445 (4,433) (4,433)
Karuna
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 778 (1,081) (1,081)
Kontoor Brands, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 9,202 (15,552) (15,552)
Krystal Biotech, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,842 (909) (909)

34 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Landstar System,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 8,409 (16,650) (16,650)
LCI Industries Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 10,779 (29,103) (29,103)
Livent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 17,325 (22,869) (22,869)
Masimo Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 8,801 (30,892) (30,892)
Maximus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 16,220 (8,628) (8,628)
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 1,543 (2,037) (2,037)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 533 (4,749) (4,749)
Merit Medical
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 5,894 (6,189) (6,189)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 5,165 (723) (723)
nCino, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 32,709 (83,408) (83,408)
Neurocrine
Biosciences, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/29/2024 11,812 (34,964) (34,964)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 10,041 (8,435) (8,435)
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 7,988 (18,612) (18,612)
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 6,793 (7,064) (7,064)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 12,250 (10,780) (10,780)
Patterson Cos., Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 39,771 (5,170) (5,170)
Paycor HCM, Inc. Increases in total
return of reference
entity
OBFR - 0.45% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 24,778 (5,204) (5,204)
Pool Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 4,241 (52,588) (52,588)
Power Integrations,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 10,174 (10,581) (10,581)

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 17,503 (15,053) (15,053)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,691 (3,378) (3,378)
Qualys, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 4,810 (3,704) (3,704)
Remitly Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 11,340 (5,557) (5,557)
RenaissanceRe
Holdings Ltd.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 2,179 (2,658) (2,658)
RXO, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 13,216 (1,189) (1,189)
Ryan Specialty
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 9,646 (5,884) (5,884)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2024 3,778 (12,278) (12,278)
ServisFirst
Bancshares, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/30/2024 34,006 (43,868) (43,868)
Sprouts Farmers
Market, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 14,415 (4,901) (4,901)
SPS Commerce,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/28/2024 4,661 (419) (419)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2024 15,673 (627) (627)
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 19,414 (5,824) (5,824)
Trade Desk, Inc.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2024 15,005 (40,814) (40,814)
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 9,989 (4,195) (4,195)
U-Haul Holding Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 12,878 (10,045) (10,045)
Ultragenyx
Pharmaceutical, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/30/2023 12,145 (15,303) (15,303)
Union Pacific Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2024 6,908 (16,859) (16,859)
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2024 14,415 (5,189) (5,189)

36 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/31/2024 59,829 (2,992) (2,992)
– –
Total unrealized depreciation (1,605,344) (1,605,344)
– –
Net unrealized depreciation (107,549) (107,549)
Financing Costs of Swap Contracts 6,062 6,062
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (101,487) (101,487)
OBFR Overnight Bank Funding Rate

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 37
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

38 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Jacobs Levy Large Cap Growth Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.
(a) Swap Contracts
Total Return Swap Contracts — The Fund entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement.
Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 276,954,736 $ – $ – $ 276,954,736
Repurchase Agreements – 3,542,470 – 3,542,470
Total Return Swaps† – 1,497,795 – 1,497,795
Total Assets $ 276,954,736 $ 5,040,265 $ – $ 281,995,001
Liabilities:
Total Return Swaps† $ – $ (1,599,282) $ – $ (1,599,282)
Total Liabilities $ – $ (1,599,282) $ – $ (1,599,282)
Total $ 276,954,736 $ 3,440,983 $ – $ 280,395,719
†
Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Jacobs Levy Large Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 39
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,497,795
Total $ 1,497,795
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (1,599,282)
Total $ (1,599,282)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

40 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks 96.1%
Shares Value ($)
Aerospace & Defense 2.2%
General Dynamics Corp. 2,885 637,499
Huntington Ingalls Industries,
Inc. 17,540 3,588,333
Textron, Inc. 34,500 2,695,830
6,921,662
Air Freight & Logistics 0.5%
FedEx Corp. 5,900 1,563,028
Automobile Components 1.9%
Aptiv plc* 23,821 2,348,512
BorgWarner, Inc. 73,843 2,981,042
Cie Generale des
Etablissements Michelin
SCA 25,104 769,433
6,098,987
Banks 2.1%
Capitol Federal Financial, Inc. 47,089 224,615
First Citizens BancShares,
Inc., Class A 689 950,889
First Hawaiian, Inc.(a) 40,761 735,736
Huntington Bancshares, Inc. 84,725 881,140
Prosperity Bancshares, Inc. 35,653 1,945,941
Truist Financial Corp. 37,661 1,077,481
US Bancorp 13,721 453,616
Westamerica Bancorp 8,181 353,828
6,623,246
Building Products 1.2%
Builders FirstSource, Inc.* 5,700 709,593
Carrier Global Corp. 24,000 1,324,800
Cie de Saint-Gobain SA 15,166 908,573
Owens Corning 6,100 832,101
3,775,067
Capital Markets 2.9%
Bank of New York Mellon
Corp. (The) 94,361 4,024,497
Northern Trust Corp. 31,686 2,201,543
T. Rowe Price Group, Inc.(a) 28,259 2,963,521
9,189,561
Chemicals 2.4%
Akzo Nobel NV 16,151 1,165,529
Mosaic Co. (The) 32,919 1,171,916
Olin Corp. 29,500 1,474,410
RPM International, Inc. 17,700 1,678,137
Westlake Corp.(a) 16,950 2,113,157
7,603,149
Commercial Services & Supplies 0.7%
Republic Services, Inc., Class
A 15,763 2,246,385
Communications Equipment 1.0%
F5, Inc.* 7,061 1,137,810
Juniper Networks, Inc. 26,566 738,269
Motorola Solutions, Inc. 4,750 1,293,140
3,169,219
Construction & Engineering 0.4%
Vinci SA 10,720 1,186,776
Consumer Finance 0.4%
Ally Financial, Inc. 44,893 1,197,745
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 2.8%
BJ's Wholesale Club Holdings,
Inc.*(a) 23,100 1,648,647
Dollar Tree, Inc.* 21,934 2,334,874
Koninklijke Ahold Delhaize NV 57,361 1,729,612
Sysco Corp. 25,175 1,662,809
US Foods Holding Corp.* 33,925 1,346,823
8,722,765
Containers & Packaging 4.1%
Amcor plc 126,487 1,158,621
AptarGroup, Inc. 10,075 1,259,778
Avery Dennison Corp. 12,000 2,192,040
Crown Holdings, Inc. 26,000 2,300,480
Graphic Packaging Holding
Co. 62,220 1,386,262
Packaging Corp. of America 25,621 3,934,104
Sonoco Products Co.(a) 11,042 600,133
12,831,418
Distributors 0.5%
LKQ Corp. 29,155 1,443,464
Diversified REITs 0.1%
WP Carey, Inc. 8,550 462,384
Diversified Telecommunication Services 0.9%
BCE, Inc.(a) 16,767 640,065
Liberty Global plc, Class A* 127,340 2,180,061
2,820,126
Electric Utilities 4.5%
Alliant Energy Corp.(a) 45,200 2,189,940
Duke Energy Corp. 13,185 1,163,708
Edison International 18,314 1,159,093
Evergy, Inc. 56,463 2,862,674
Eversource Energy 11,714 681,169
Exelon Corp. 33,300 1,258,407
OGE Energy Corp. 59,980 1,999,134
Pinnacle West Capital Corp. 10,430 768,482
Xcel Energy, Inc. 36,500 2,088,530
14,171,137
Electrical Equipment 0.8%
Emerson Electric Co. 15,380 1,485,246
Hubbell, Inc., Class B 2,700 846,207
nVent Electric plc 6,435 340,991
2,672,444
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A 24,100 2,024,159
Corning, Inc. 12,336 375,878
Flex Ltd.* 112,100 3,024,458
TE Connectivity Ltd. 7,550 932,652
Vontier Corp. 46,224 1,429,246
7,786,393
Energy Equipment & Services 0.2%
Baker Hughes Co., Class A 20,653 729,464
Entertainment 0.9%
Electronic Arts, Inc. 3,915 471,366
Liberty Media Corp-Liberty
Live, Class C*(a) 11,325 363,533
Live Nation Entertainment,
Inc.*(a) 13,600 1,129,344

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 41
Common Stocks
Shares Value ($)
Entertainment
Warner Bros Discovery, Inc.* 84,340 915,932
2,880,175
Financial Services 1.9%
Fidelity National Information
Services, Inc. 14,500 801,415
FleetCor Technologies, Inc.* 6,240 1,593,322
Global Payments, Inc. 30,100 3,473,239
5,867,976
Food Products 2.4%
Conagra Brands, Inc. 77,668 2,129,656
General Mills, Inc. 7,242 463,416
J M Smucker Co. (The)(a) 3,802 467,304
Post Holdings, Inc.*(a) 22,360 1,917,146
Tyson Foods, Inc., Class A 49,200 2,484,108
7,461,630
Gas Utilities 0.8%
Atmos Energy Corp.(a) 2,666 282,409
National Fuel Gas Co.(a) 14,600 757,886
Spire, Inc.(a) 27,731 1,569,020
2,609,315
Ground Transportation 1.6%
Heartland Express, Inc. 46,337 680,690
JB Hunt Transport Services,
Inc. 11,200 2,111,424
Landstar System, Inc.(a) 6,000 1,061,640
Norfolk Southern Corp. 6,132 1,207,575
5,061,329
Health Care Equipment & Supplies 3.5%
Cooper Cos., Inc. (The) 4,600 1,462,846
Dentsply Sirona, Inc. 15,897 543,042
Embecta Corp. 16,223 244,156
Envista Holdings Corp.* 24,521 683,645
Hologic, Inc.* 32,114 2,228,712
Koninklijke Philips NV,
ADR-NL*(a) 71,693 1,429,558
Smith & Nephew plc,
ADR-UK(a) 17,316 428,917
Zimmer Biomet Holdings, Inc. 36,886 4,139,347
11,160,223
Health Care Providers & Services 5.1%
Cardinal Health, Inc. 9,825 853,006
Cencora, Inc. 14,590 2,625,762
Centene Corp.* 35,003 2,411,007
Henry Schein, Inc.* 26,243 1,948,543
Laboratory Corp. of America
Holdings 12,935 2,600,582
Molina Healthcare, Inc.* 2,150 704,964
Quest Diagnostics, Inc. 30,647 3,734,643
Universal Health Services,
Inc., Class B 10,565 1,328,337
16,206,844
Health Care REITs 0.3%
Healthpeak Properties, Inc. 60,443 1,109,733
Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc. 11,450 1,639,869
Hilton Worldwide Holdings,
Inc. 9,350 1,404,183
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Yum! Brands, Inc. 17,600 2,198,944
5,242,996
Household Products 0.7%
Henkel AG & Co. KGaA
(Preference) 9,311 664,548
Kimberly-Clark Corp. 12,137 1,466,757
2,131,305
Independent Power and Renewable Electricity Producers
0.4%
Vistra Corp. 40,942 1,358,456
Insurance 8.7%
Aflac, Inc. 11,929 915,551
Allstate Corp. (The) 37,918 4,224,444
American Financial Group, Inc. 18,850 2,104,980
Arch Capital Group Ltd.* 18,340 1,461,881
Everest Group Ltd. 3,725 1,384,471
Fidelity National Financial, Inc. 34,238 1,414,029
Hanover Insurance Group, Inc.
(The) 7,184 797,280
Hartford Financial Services
Group, Inc. (The) 25,500 1,808,205
Markel Group, Inc.* 1,480 2,179,285
Old Republic International
Corp. 116,360 3,134,739
Progressive Corp. (The) 9,400 1,309,420
Reinsurance Group of
America, Inc. 10,471 1,520,285
W R Berkley Corp. 29,800 1,892,002
Willis Towers Watson plc 16,168 3,378,465
27,525,037
Interactive Media & Services 0.5%
IAC, Inc.* 28,540 1,438,131
IT Services 0.4%
Amdocs Ltd. 14,162 1,196,547
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc. 11,575 1,294,317
Bio-Rad Laboratories, Inc.,
Class A* 6,700 2,401,615
Fortrea Holdings, Inc.* 7,219 206,391
ICON plc* 3,325 818,781
4,721,104
Machinery 3.5%
AGCO Corp. 15,200 1,797,856
CNH Industrial NV(a) 61,200 740,520
Cummins, Inc. 2,509 573,206
IMI plc 18,727 356,174
Lincoln Electric Holdings, Inc.
(a) 4,900 890,771
Middleby Corp. (The)*(a) 14,950 1,913,600
Oshkosh Corp. 13,144 1,254,332
Parker-Hannifin Corp. 2,225 866,682
Toro Co. (The) 16,800 1,396,080
Xylem, Inc. 13,100 1,192,493
10,981,714
Media 3.2%
Altice USA, Inc., Class A* 135,720 443,804
DISH Network Corp., Class
A*(a) 95,460 559,396

42 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Common Stocks
Shares Value ($)
Media
Fox Corp., Class A 39,240 1,224,288
Fox Corp., Class B 36,622 1,057,643
Interpublic Group of Cos., Inc.
(The) 30,228 866,335
Liberty Broadband Corp.,
Class C*(a) 23,663 2,160,905
Liberty Media Corp-Liberty
SiriusXM* 72,900 1,856,034
News Corp., Class A 79,800 1,600,788
Omnicom Group, Inc. 6,713 499,984
10,269,177
Metals & Mining 0.9%
Franco-Nevada Corp. 15,075 2,012,362
Reliance Steel & Aluminum
Co. 2,800 734,244
2,746,606
Multi-Utilities 2.7%
CenterPoint Energy, Inc. 48,680 1,307,058
CMS Energy Corp. 12,703 674,656
Dominion Energy, Inc. 55,100 2,461,317
NiSource, Inc. 85,020 2,098,294
Northwestern Energy Group,
Inc. 29,409 1,413,396
WEC Energy Group, Inc. 9,181 739,530
8,694,251
Office REITs 1.0%
Alexandria Real Estate
Equities, Inc. 19,200 1,921,920
JBG SMITH Properties(a) 86,408 1,249,460
3,171,380
Oil, Gas & Consumable Fuels 5.1%
Chesapeake Energy Corp.(a) 14,420 1,243,437
Coterra Energy, Inc. 85,300 2,307,365
Devon Energy Corp. 43,848 2,091,550
Diamondback Energy, Inc. 11,163 1,728,925
EQT Corp.(a) 32,206 1,306,920
Hess Corp. 10,825 1,656,225
HF Sinclair Corp. 16,540 941,622
Kinder Morgan, Inc. 115,300 1,911,674
Occidental Petroleum Corp.(a) 12,346 801,008
Williams Cos., Inc. (The) 59,860 2,016,683
16,005,409
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 14,300 790,361
Passenger Airlines 0.9%
Alaska Air Group, Inc.* 42,525 1,576,827
Southwest Airlines Co. 47,289 1,280,113
2,856,940
Personal Care Products 0.2%
Kenvue, Inc. 26,144 524,972
Pharmaceuticals 1.1%
Catalent, Inc.* 12,400 564,572
Jazz Pharmaceuticals plc* 5,500 711,920
Organon & Co. 42,640 740,230
Perrigo Co. plc 50,120 1,601,334
3,618,056
Professional Services 3.5%
Clarivate plc* 209,000 1,402,390
Common Stocks
Shares Value ($)
Professional Services
FTI Consulting, Inc.* 9,950 1,775,180
Genpact Ltd. 48,900 1,770,180
Leidos Holdings, Inc. 23,400 2,156,544
ManpowerGroup, Inc. 18,150 1,330,758
Maximus, Inc. 22,500 1,680,300
TransUnion 13,950 1,001,470
11,116,822
Residential REITs 1.5%
Camden Property Trust 18,700 1,768,646
Equity LifeStyle Properties,
Inc.(a) 28,700 1,828,477
Essex Property Trust, Inc. 5,290 1,121,956
4,719,079
Retail REITs 1.4%
NNN REIT, Inc. 56,275 1,988,759
Realty Income Corp. 26,246 1,310,725
Regency Centers Corp. 20,112 1,195,457
4,494,941
Semiconductors & Semiconductor Equipment 1.3%
MKS Instruments, Inc.(a) 21,500 1,860,610
Skyworks Solutions, Inc. 20,575 2,028,489
Teradyne, Inc.(a) 2,662 267,425
4,156,524
Specialized REITs 1.5%
Gaming and Leisure
Properties, Inc. 27,140 1,236,227
Lamar Advertising Co., Class
A(a) 23,350 1,949,024
Public Storage 3,709 977,396
VICI Properties, Inc., Class A 18,710 544,461
4,707,108
Specialty Retail 1.7%
Advance Auto Parts, Inc.(a) 13,700 766,241
Dick's Sporting Goods, Inc.(a) 12,250 1,330,105
GCI Liberty, Inc.,*∞ 32,251 0
Ross Stores, Inc. 29,740 3,359,133
5,455,479
Technology Hardware, Storage & Peripherals 2.0%
Hewlett Packard Enterprise
Co. 123,800 2,150,406
HP, Inc. 32,608 838,026
Western Digital Corp.* 69,680 3,179,498
6,167,930
Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp., Class A 14,500 1,683,305
Tapestry, Inc. 37,000 1,063,750
2,747,055
Trading Companies & Distributors 1.0%
Beacon Roofing Supply, Inc.* 10,897 840,921
Bunzl plc 26,325 934,344
MSC Industrial Direct Co., Inc.,
Class A(a) 13,493 1,324,338
3,099,603
Total Common Stocks
(cost $296,574,865) 303,508,628

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 43
Exchange Traded Fund 0.6%
Shares Value ($)
Equity Fund 0.6%
iShares Russell Mid-Cap Value
ETF(a) 17,671 1,843,792
Total Exchange Traded Fund
(cost $1,836,989) 1,843,792
Master Limited Partnership 0.5%
Oil, Gas & Consumable Fuels 0.5%
Enterprise Products Partners
LP 62,414 1,708,271
Total Master Limited Partnership
(cost  $1,537,736)
1,708,271
Repurchase Agreements 1.0%
Principal
Amount ($)
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,442, collateralized
by U.S. Government
Treasury Securities,
2.75%, maturing
8/15/2032; total market
value $1,020,001.(b) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,021,221, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$2,060,731.(b) 2,020,325 2,020,325
Total Repurchase Agreements
(cost $3,020,325) 3,020,325
Total Investments
(cost $302,969,915) — 98.2% 310,081,016
Other assets in excess of liabilities — 1.8% 5,713,450
NET ASSETS — 100.0%
$ 315,794,466
* Denotes a non-income producing security.
∞ Fair valued security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $21,950,982, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,020,325 and by
$19,452,098 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $22,472,423.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$3,020,325.
ADR American Depositary Receipt
ETF Exchange Traded Fund
NL Netherlands
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
REIT Real Estate Investment Trust
UK United Kingdom

44 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 568,027 CAD 765,900 Goldman Sachs Bank USA 12/22/2023 3,389
USD 1,852,710 EUR 1,743,000 Bank of America NA 12/22/2023 2,683
USD 1,853,044 EUR 1,743,000 JPMorgan Chase Bank 12/22/2023 3,018
USD 1,853,415 EUR 1,743,000 Morgan Stanley Co., Inc. 12/22/2023 3,389
USD 1,439,418 GBP 1,178,113 Goldman Sachs Bank USA 12/22/2023 1,147
Total unrealized appreciation 13,626
CAD 23,658 USD 17,545 Goldman Sachs Bank USA 12/22/2023 (103)
Total unrealized depreciation (103)
Net unrealized appreciation 13,523
Currency:
CAD Canadian dollar
EUR Euro
GBP British pound
USD United States dollar

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

46 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Mid Cap Value Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 6,921,662 $ – $ – $ 6,921,662
Air Freight & Logistics 1,563,028 – – 1,563,028
Automobile Components 5,329,554 769,433 – 6,098,987
Banks 6,623,246 – – 6,623,246
Building Products 2,866,494 908,573 – 3,775,067
Capital Markets 9,189,561 – – 9,189,561
Chemicals 6,437,620 1,165,529 – 7,603,149
Commercial Services & Supplies 2,246,385 – – 2,246,385
Communications Equipment 3,169,219 – – 3,169,219
Construction & Engineering – 1,186,776 – 1,186,776
Consumer Finance 1,197,745 – – 1,197,745
Consumer Staples Distribution & Retail 6,993,153 1,729,612 – 8,722,765
Containers & Packaging 12,831,418 – – 12,831,418
Distributors 1,443,464 – – 1,443,464
Diversified REITs 462,384 – – 462,384
Diversified Telecommunication Services 2,820,126 – – 2,820,126
Electric Utilities 14,171,137 – – 14,171,137
Electrical Equipment 2,672,444 – – 2,672,444
Electronic Equipment, Instruments &
Components 7,786,393 – – 7,786,393
Energy Equipment & Services 729,464 – – 729,464
Entertainment 2,880,175 – – 2,880,175
Financial Services 5,867,976 – – 5,867,976
Food Products 7,461,630 – – 7,461,630
Gas Utilities 2,609,315 – – 2,609,315
Ground Transportation 5,061,329 – – 5,061,329
Health Care Equipment & Supplies 11,160,223 – – 11,160,223
Health Care Providers & Services 16,206,844 – – 16,206,844
Health Care REITs 1,109,733 – – 1,109,733
Hotels, Restaurants & Leisure 5,242,996 – – 5,242,996
Household Products 1,466,757 664,548 – 2,131,305
Independent Power and Renewable
Electricity Producers 1,358,456 – – 1,358,456
Insurance 27,525,037 – – 27,525,037
Interactive Media & Services 1,438,131 – – 1,438,131
IT Services 1,196,547 – – 1,196,547
Life Sciences Tools & Services 4,721,104 – – 4,721,104
Machinery 10,625,540 356,174 – 10,981,714
Media 10,269,177 – – 10,269,177
Metals & Mining 2,746,606 – – 2,746,606
Multi-Utilities 8,694,251 – – 8,694,251
Office REITs 3,171,380 – – 3,171,380
Oil, Gas & Consumable Fuels 16,005,409 – – 16,005,409
Paper & Forest Products 790,361 – – 790,361
Passenger Airlines 2,856,940 – – 2,856,940
Personal Care Products 524,972 – – 524,972
Pharmaceuticals 3,618,056 – – 3,618,056
Professional Services 11,116,822 – – 11,116,822
Residential REITs 4,719,079 – – 4,719,079
Retail REITs 4,494,941 – – 4,494,941
Semiconductors & Semiconductor
Equipment 4,156,524 – – 4,156,524
Specialized REITs 4,707,108 – – 4,707,108
Specialty Retail 5,455,479 – – 5,455,479
Technology Hardware, Storage &
Peripherals 6,167,930 – – 6,167,930
Textiles, Apparel & Luxury Goods 2,747,055 – – 2,747,055
Trading Companies & Distributors 2,165,259 934,344 – 3,099,603
Total Common Stocks $ 295,793,639 $ 7,714,989 $ – $ 303,508,628

NVIT Multi-Manager Mid Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 47
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Fund $ 1,843,792 $ – $ – $ 1,843,792
Forward Foreign Currency Contracts – 13,626 – 13,626
Master Limited Partnership 1,708,271 – – 1,708,271
Repurchase Agreements – 3,020,325 – 3,020,325
Total Assets $ 299,345,702 $ 10,748,940 $ – $ 310,094,642
Liabilities:
Forward Foreign Currency Contracts $ – $ (103) $ – $ (103)
Total Liabilities $ – $ (103) $ – $ (103)
Total $ 299,345,702 $ 10,748,837 $ – $ 310,094,539
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 13,626
Total $ 13,626
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (103)
Total $ (103)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

48 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks 97.6%
Shares Value ($)
Aerospace & Defense 2.0%
Curtiss-Wright Corp. 8,304 1,624,512
Hexcel Corp. 12,446 810,732
2,435,244
Automobile Components 2.0%
Fox Factory Holding Corp.*(a) 5,863 580,906
Patrick Industries, Inc. 2,487 186,674
Visteon Corp.* 11,624 1,604,926
2,372,506
Banks 0.4%
Synovus Financial Corp. 7,420 206,276
Triumph Financial, Inc.* 4,420 286,372
492,648
Beverages 1.3%
Boston Beer Co., Inc. (The),
Class A*(a) 827 322,141
Celsius Holdings, Inc.* 7,430 1,274,988
1,597,129
Biotechnology 4.3%
Alkermes plc* 14,892 417,125
Apogee Therapeutics, Inc.*(a) 2,450 52,185
Blueprint Medicines Corp.* 6,067 304,685
Celldex Therapeutics, Inc.*(a) 6,756 185,925
Crinetics Pharmaceuticals,
Inc.* 9,168 272,656
Cytokinetics, Inc.*(a) 10,772 317,343
Denali Therapeutics, Inc.* 8,371 172,694
Geron Corp.* 58,019 123,000
Halozyme Therapeutics, Inc.* 7,852 299,946
ImmunoGen , Inc.* 24,574 389,989
Intellia Therapeutics, Inc.* 3,687 116,583
Ionis Pharmaceuticals, Inc.*(a) 3,137 142,294
Karuna Therapeutics, Inc.* 1,684 284,748
Kymera Therapeutics, Inc.*(a) 4,384 60,938
Morphic Holding, Inc.*(a) 4,176 95,672
Nuvalent , Inc., Class A*(a) 4,202 193,166
Prothena Corp. plc*(a) 3,437 165,835
RayzeBio , Inc.*(a) 4,273 94,861
REVOLUTION Medicines,
Inc.* 9,241 255,791
Rocket Pharmaceuticals, Inc.* 2,900 59,421
Sage Therapeutics, Inc.* 3,803 78,266
Syndax Pharmaceuticals,
Inc.*(a) 8,316 120,748
Ultragenyx Pharmaceutical,
Inc.* 6,992 249,265
Vaxcyte , Inc.*(a) 7,154 364,711
Veracyte , Inc.* 7,178 160,285
Zentalis Pharmaceuticals,
Inc.*(a) 4,784 95,967
5,074,099
Broadline Retail 0.9%
Global-e Online Ltd.* 13,690 544,041
Ollie's Bargain Outlet
Holdings, Inc.* 4,844 373,860
Savers Value Village, Inc.* 7,471 139,483
1,057,384
Building Products 2.0%
AAON, Inc. 11,570 657,986
AZEK Co., Inc. (The), Class A* 24,272 721,849
Common Stocks
Shares Value ($)
Building Products
Trex Co., Inc.*(a) 7,195 443,428
Zurn Elkay Water Solutions
Corp.(a) 19,387 543,224
2,366,487
Capital Markets 2.8%
Evercore , Inc., Class A 6,840 943,099
Hamilton Lane, Inc., Class A 19,765 1,787,547
StepStone Group, Inc., Class
A 4,000 126,320
Stifel Financial Corp. 7,480 459,571
3,316,537
Chemicals 1.6%
Axalta Coating Systems Ltd.* 16,734 450,145
Cabot Corp. 8,354 578,682
Ingevity Corp.* 4,314 205,389
Livent Corp.*(a) 38,384 706,649
1,940,865
Commercial Services & Supplies 2.8%
Casella Waste Systems, Inc.,
Class A* 14,505 1,106,731
Clean Harbors, Inc.*(a) 12,177 2,037,943
Tetra Tech, Inc. 1,327 201,744
3,346,418
Construction & Engineering 2.9%
Ameresco , Inc., Class A*(a) 4,233 163,225
Comfort Systems USA, Inc. 9,688 1,650,932
EMCOR Group, Inc. 3,280 690,079
Fluor Corp.*(a) 13,793 506,203
WillScot Mobile Mini Holdings
Corp.* 10,024 416,898
3,427,337
Construction Materials 0.5%
Eagle Materials, Inc. 3,472 578,157
Diversified Consumer Services 1.7%
Duolingo , Inc., Class A*(a) 10,321 1,711,944
European Wax Center, Inc.,
Class A*(a) 18,552 300,543
2,012,487
Electrical Equipment 2.2%
Atkore , Inc.*(a) 4,166 621,526
NEXTracker , Inc., Class A*(a) 13,933 559,549
Shoals Technologies Group,
Inc., Class A*(a) 20,343 371,260
Vertiv Holdings Co., Class A 24,960 928,512
Vicor Corp.* 3,359 197,811
2,678,658
Electronic Equipment, Instruments & Components 3.1%
Badger Meter, Inc. 4,973 715,466
Fabrinet * 4,703 783,614
Insight Enterprises, Inc.*(a) 3,618 526,419
Littelfuse , Inc. 1,088 269,084
Novanta , Inc.* 9,555 1,370,569
3,665,152
Energy Equipment & Services 2.9%
Cactus, Inc., Class A(a) 6,308 316,725
Helmerich & Payne, Inc. 8,879 374,338
TechnipFMC plc 59,771 1,215,742

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 49
Common Stocks
Shares Value ($)
Energy Equipment & Services
Weatherford International
plc*(a) 17,288 1,561,625
3,468,430
Entertainment 0.6%
TKO Group Holdings, Inc.(a) 8,922 749,983
Financial Services 2.1%
Flywire Corp.*(a) 22,034 702,664
MGIC Investment Corp. 32,435 541,340
Remitly Global, Inc.* 26,302 663,336
Shift4 Payments, Inc., Class
A*(a) 3,645 201,824
WEX, Inc.* 2,388 449,159
2,558,323
Food Products 0.6%
Freshpet , Inc.* 6,001 395,346
Sovos Brands, Inc.* 14,977 337,731
733,077
Ground Transportation 1.2%
Saia, Inc.* 3,484 1,388,897
Health Care Equipment & Supplies 6.1%
AtriCure , Inc.* 7,419 324,952
Axonics , Inc.*(a) 14,904 836,412
Glaukos Corp.* 9,705 730,301
Haemonetics Corp.*(a) 11,860 1,062,419
Inari Medical, Inc.*(a) 5,241 342,761
Inspire Medical Systems, Inc.* 3,400 674,696
iRhythm Technologies, Inc.*(a) 6,711 632,579
Lantheus Holdings, Inc.*(a) 8,339 579,394
Merit Medical Systems, Inc.* 7,242 499,843
Novocure Ltd.* 1,208 19,509
QuidelOrtho Corp.* 2,694 196,770
Shockwave Medical, Inc.* 5,266 1,048,461
TransMedics Group, Inc.*(a) 5,736 314,046
7,262,143
Health Care Providers & Services 5.1%
Acadia Healthcare Co., Inc.* 13,684 962,122
Encompass Health Corp. 20,438 1,372,616
Ensign Group, Inc. (The)(a) 4,786 444,763
HealthEquity , Inc.* 11,965 874,043
Owens & Minor, Inc.*(a) 11,188 180,798
Privia Health Group, Inc.*(a) 18,189 418,347
Progyny , Inc.* 10,460 355,849
RadNet , Inc.* 22,695 639,772
Surgery Partners, Inc.*(a) 29,494 862,700
6,111,010
Health Care Technology 0.3%
Evolent Health, Inc., Class
A*(a) 13,653 371,771
Hotel & Resort REITs 0.2%
Ryman Hospitality Properties,
Inc. 3,380 281,486
Hotels, Restaurants & Leisure 3.6%
Cava Group, Inc.*(a) 5,706 174,775
DraftKings , Inc., Class A*(a) 11,557 340,238
Red Rock Resorts, Inc., Class
A 20,910 857,310
Shake Shack, Inc., Class A* 6,034 350,394
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Texas Roadhouse, Inc., Class
A 4,556 437,832
Wingstop , Inc. 9,373 1,685,640
Wyndham Hotels & Resorts,
Inc. 7,250 504,165
4,350,354
Household Durables 1.8%
Century Communities, Inc. 4,701 313,933
Meritage Homes Corp. 2,029 248,329
SharkNinja , Inc.*(a) 4,730 219,283
Taylor Morrison Home Corp.,
Class A* 16,718 712,354
TopBuild Corp.* 2,396 602,833
2,096,732
Insurance 1.6%
Kinsale Capital Group, Inc. 3,963 1,641,197
Selective Insurance Group,
Inc. 2,502 258,132
1,899,329
Interactive Media & Services 0.8%
Bumble, Inc., Class A* 11,791 175,922
Eventbrite, Inc., Class A* 25,161 248,087
Ziff Davis, Inc.* 2,832 180,370
ZoomInfo Technologies, Inc.,
Class A* 22,169 363,572
967,951
IT Services 1.0%
Endava plc, ADR-UK* 6,091 349,319
Grid Dynamics Holdings,
Inc.*(a) 17,476 212,858
Perficient , Inc.* 2,730 157,958
Squarespace, Inc., Class A* 14,322 414,908
1,135,043
Leisure Products 0.5%
YETI Holdings, Inc.* 11,812 569,575
Life Sciences Tools & Services 1.6%
10X Genomics, Inc., Class
A*(a) 10,757 443,726
Cytek Biosciences, Inc.*(a) 18,619 102,777
Medpace Holdings, Inc.* 4,863 1,177,478
Repligen Corp.*(a) 1,147 182,385
1,906,366
Machinery 2.4%
Chart Industries, Inc.*(a) 3,394 573,993
Esab Corp. 9,618 675,376
Hillman Solutions Corp.* 40,976 338,052
ITT, Inc. 3,436 336,419
John Bean Technologies Corp.
(a) 5,045 530,431
SPX Technologies, Inc.*(a) 5,642 459,259
2,913,530
Metals & Mining 1.4%
ATI, Inc.* 23,245 956,532
Carpenter Technology Corp.(a) 5,337 358,700
Commercial Metals Co. 7,250 358,222
1,673,454
Oil, Gas & Consumable Fuels 3.4%
Chord Energy Corp. 2,843 460,765

50 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Gulfport Energy Corp.* 2,193 260,221
Magnolia Oil & Gas Corp.,
Class A 24,101 552,154
Matador Resources Co.(a) 18,824 1,119,651
Northern Oil and Gas, Inc.(a) 18,659 750,652
SM Energy Co. 23,955 949,816
4,093,259
Paper & Forest Products 0 .3%
Louisiana-Pacific Corp. 6,137 339,192
Personal Care Products 2.1%
BellRing Brands, Inc.* 10,307 424,958
elf Beauty, Inc.*(a) 19,111 2,098,961
2,523,919
Pharmaceuticals 1.2%
Aclaris Therapeutics, Inc.* 18,088 123,903
Intra-Cellular Therapies, Inc.* 16,161 841,826
Revance Therapeutics, Inc.*(a) 16,622 190,654
Ventyx Biosciences, Inc.*(a) 8,324 289,093
1,445,476
Professional Services 2.7%
CACI International, Inc., Class
A* 1,316 413,132
Ceridian HCM Holding, Inc.*(a) 2,964 201,107
ExlService Holdings, Inc.* 10,639 298,317
Insperity , Inc. 2,395 233,752
KBR, Inc. 18,950 1,116,913
TriNet Group, Inc.* 2,608 303,780
Verra Mobility Corp., Class A* 35,658 666,805
3,233,806
Retail REITs 0.4%
Phillips Edison & Co., Inc.(a) 13,980 468,889
Semiconductors & Semiconductor Equipment 6.8%
Allegro MicroSystems , Inc.* 11,160 356,450
Axcelis Technologies, Inc.* 8,566 1,396,686
Cirrus Logic, Inc.* 3,697 273,430
Diodes, Inc.* 4,786 377,328
Lattice Semiconductor Corp.* 14,764 1,268,671
MACOM Technology Solutions
Holdings, Inc.*(a) 9,806 799,974
MKS Instruments, Inc.(a) 3,267 282,726
Nova Ltd.*(a) 4,823 542,298
Onto Innovation, Inc.* 7,608 970,172
Power Integrations, Inc.(a) 11,060 843,989
Rambus, Inc.* 17,630 983,578
8,095,302
Software 12.0%
Agilysys , Inc.* 5,839 386,308
Alarm.com Holdings, Inc.* 7,358 449,868
Altair Engineering, Inc., Class
A*(a) 15,512 970,431
Blackbaud , Inc.* 6,077 427,335
Braze, Inc., Class A* 23,064 1,077,781
CCC Intelligent Solutions
Holdings, Inc.*(a) 56,352 752,299
Confluent, Inc., Class A*(a) 22,490 665,929
CyberArk Software Ltd.* 6,219 1,018,486
DoubleVerify Holdings, Inc.* 20,693 578,369
EngageSmart , Inc.* 22,376 402,544
Five9, Inc.* 3,356 215,791
Common Stocks
Shares Value ($)
Software
Gitlab , Inc., Class A*(a) 18,367 830,556
Guidewire Software, Inc.*(a) 10,453 940,770
Intapp , Inc.* 8,658 290,216
Manhattan Associates, Inc.* 6,468 1,278,465
Monday.com Ltd.* 4,398 700,249
PowerSchool Holdings, Inc.,
Class A*(a) 18,956 429,543
Rapid7, Inc.*(a) 1,920 87,898
Samsara, Inc., Class A* 18,307 461,519
Sprinklr , Inc., Class A* 14,009 193,885
Sprout Social, Inc., Class A*(a) 14,690 732,737
SPS Commerce, Inc.* 2,162 368,859
Workiva , Inc., Class A*(a) 10,989 1,113,625
14,373,463
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer, Inc.* 1,403 384,731
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc.*(a) 4,468 394,212
Deckers Outdoor Corp.* 1,039 534,139
On Holding AG, Class A* 13,989 389,174
VF Corp.(a) 12,162 214,903
1,532,428
Trading Companies & Distributors 2.8%
Applied Industrial
Technologies, Inc. 9,089 1,405,250
Boise Cascade Co. 3,266 336,529
FTAI Aviation Ltd. 5,279 187,669
H&E Equipment Services, Inc. 22,116 955,190
Herc Holdings, Inc. 2,111 251,082
Rush Enterprises, Inc., Class A 6,330 258,454
3,394,174
Total Common Stocks
(cost $98,921,959) 116,683,201
Exchange Traded Fund 0.4%
Equity Fund 0.4%
iShares Russell 2000 Growth
ETF(a) 2,132 477,888
Total Exchange Traded Fund
(cost $435,088) 477,888
Repurchase Agreements 5.0%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$4,934,137, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$5,030,589.(b) 4,931,950 4,931,950

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 51
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.,
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,443, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $1,020,559.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $5,931,950) 5,931,950
Total Investments
(cost $105,288,997) — 103.0% 123,093,039
Liabilities in excess of other assets — (3.0)% (3,565,619)
NET ASSETS — 100.0%
$ 119,527,420
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $24,909,701, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,931,950 and by
$19,695,650 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $25,627,600.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$5,931,950.
ADR American Depositary Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
UK United Kingdom

52 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Growth Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 53
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 116,683,201 $ – $ – $ 116,683,201
Exchange Traded Fund 477,888 – – 477,888
Repurchase Agreements – 5,931,950 – 5,931,950
Total $ 117,161,089 $ 5,931,950 $ – $ 123,093,039
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

54 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 97.5%
Shares Value ($)
Aerospace & Defense 0.1%
Kaman Corp.(a) 8,499 167,005
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc.* 13,875 78,394
Automobile Components 2.6%
Adient plc* 18,528 679,977
American Axle &
Manufacturing Holdings,
Inc.*(a) 25,487 185,036
Cooper-Standard Holdings,
Inc.* 2,250 30,195
Dana, Inc.(a) 72,980 1,070,617
Dorman Products, Inc.*(a) 32,500 2,462,200
Goodyear Tire & Rubber Co.
(The)*(a) 36,310 451,333
Stoneridge, Inc.* 9,380 188,257
5,067,615
Banks 6.7%
1st Source Corp. 1,590 66,923
Amalgamated Financial Corp.
(a) 5,363 92,351
Amerant Bancorp, Inc., Class
A(a) 2,322 40,496
Atlantic Union Bankshares
Corp. 3,410 98,140
Banc of California, Inc. 3,773 46,710
BankUnited , Inc. 20,860 473,522
BCB Bancorp, Inc. 3,196 35,603
Berkshire Hills Bancorp, Inc.(a) 18,504 371,005
Byline Bancorp, Inc. 3,301 65,063
Capital Bancorp, Inc.(a) 3,073 58,786
Capital City Bank Group, Inc. 3,672 109,536
Capstar Financial Holdings,
Inc.(a) 7,212 102,338
Carter Bankshares , Inc.* 4,632 58,039
Central Pacific Financial Corp. 26,516 442,287
Community Trust Bancorp, Inc. 6,849 234,647
Customers Bancorp, Inc.* 32,886 1,132,923
Eastern Bankshares , Inc. 12,050 151,107
FB Financial Corp. 9,159 259,749
Financial Institutions, Inc. 6,112 102,865
First Bancorp 85,666 1,153,064
First Business Financial
Services, Inc.(a) 764 22,928
First Financial Corp.(a) 7,221 244,142
First Foundation, Inc.(a) 70,674 429,698
First Internet Bancorp 7,909 128,205
First Savings Financial Group,
Inc. 865 12,932
Five Star Bancorp 1,000 20,060
FS Bancorp, Inc. 1,120 33,040
Great Southern Bancorp, Inc.
(a) 3,219 154,254
Guaranty Bancshares, Inc. 3,052 87,562
Hanmi Financial Corp. 18,795 305,043
HarborOne Bancorp, Inc.(a) 23,385 222,625
HBT Financial, Inc. 3,264 59,535
Heartland Financial USA, Inc. 2,818 82,934
Heritage Commerce Corp. 655 5,548
Home Bancorp, Inc. 843 26,866
HomeStreet , Inc.(a) 22,302 173,733
Common Stocks
Shares Value ($)
Banks
HomeTrust Bancshares, Inc. 5,589 121,114
Horizon Bancorp, Inc.(a) 9,210 98,363
Independent Bank Corp.(a) 8,307 152,350
Investar Holding Corp. 1,360 14,402
Macatawa Bank Corp. 1,488 13,332
Mercantile Bank Corp. 2,680 82,839
Midland States Bancorp, Inc. 7,844 161,116
MidWestOne Financial Group,
Inc. 199 4,046
MVB Financial Corp. 407 9,190
Northfield Bancorp, Inc. 6,713 63,438
Northrim Bancorp, Inc. 2,505 99,248
OceanFirst Financial Corp. 6,546 94,721
OFG Bancorp 31,207 931,841
Old Second Bancorp, Inc. 5,202 70,799
Pathward Financial, Inc. 13,635 628,437
Peapack -Gladstone Financial
Corp. 5,163 132,431
Preferred Bank(a) 4,493 279,689
Primis Financial Corp. 5,970 48,656
QCR Holdings, Inc.(a) 6,533 316,981
RBB Bancorp 3,770 48,181
Sierra Bancorp 2,845 53,941
SmartFinancial , Inc. 3,843 82,125
South Plains Financial, Inc.(a) 2,612 69,061
Southern First Bancshares,
Inc.*(a) 2,801 75,459
Texas Capital Bancshares,
Inc.*(a) 24,976 1,471,086
Third Coast Bancshares, Inc.* 1,560 26,676
Trustmark Corp.(a) 2,700 58,671
UMB Financial Corp. 8,064 500,371
Veritex Holdings, Inc. 9,140 164,063
Western New England
Bancorp, Inc.(a) 360 2,336
12,979,222
Biotechnology 3.2%
2seventy bio, Inc.*(a) 55,942 219,293
AnaptysBio , Inc.*(a) 15,749 282,852
Arcus Biosciences, Inc.* 2,750 49,362
Biohaven Ltd.*(a) 6,020 156,580
Bluebird Bio, Inc.*(a) 94,919 288,554
C4 Therapeutics, Inc.* 37,989 70,660
CareDx , Inc.* 64,415 450,905
Century Therapeutics, Inc.*(a) 6,300 12,600
Deciphera Pharmaceuticals,
Inc.* 17,725 225,462
Emergent BioSolutions ,
Inc.*(a) 67,430 229,262
Enanta Pharmaceuticals, Inc.* 15,677 175,112
Exelixis , Inc.* 46,275 1,011,109
Fate Therapeutics, Inc.* 102,155 216,569
FibroGen , Inc.*(a) 129,981 112,161
Ironwood Pharmaceuticals,
Inc., Class A*(a) 63,762 614,028
iTeos Therapeutics, Inc.* 17,099 187,234
Kodiak Sciences, Inc.* 8,200 14,760
Lyell Immunopharma , Inc.*(a) 18,800 27,636
MacroGenics , Inc.*(a) 8,500 39,610
Nurix Therapeutics, Inc.* 20,850 163,881
Olema Pharmaceuticals, Inc.* 1,950 24,082

NVIT Multi-Manager Small Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 55
Common Stocks
Shares Value ($)
Biotechnology
Precigen , Inc.*(a) 1,512 2,147
PTC Therapeutics, Inc.* 17,741 397,576
REGENXBIO, Inc.* 20,953 344,886
Sangamo Therapeutics,
Inc.*(a) 33,000 19,793
Stoke Therapeutics, Inc.*(a) 11,400 44,916
Sutro Biopharma, Inc.*(a) 47,117 163,496
Travere Therapeutics, Inc.*(a) 28,336 253,324
Vanda Pharmaceuticals, Inc.* 51,155 220,990
Vir Biotechnology, Inc.*(a) 8,798 82,437
Y- mAbs Therapeutics, Inc.*(a) 7,200 39,240
6,140,517
Broadline Retail 1.3%
1stdibs.com, Inc.*(a) 9,623 35,028
Ollie's Bargain Outlet
Holdings, Inc.* 32,000 2,469,760
2,504,788
Building Products 5.0%
American Woodmark Corp.* 30,200 2,283,422
AZEK Co., Inc. (The), Class
A*(a) 65,800 1,956,892
CSW Industrials, Inc. 9,300 1,629,732
Hayward Holdings, Inc.*(a) 192,700 2,717,070
Insteel Industries, Inc.(a) 800 25,968
JELD-WEN Holding, Inc.* 15,516 207,294
Quanex Building Products
Corp.(a) 7,625 214,796
Resideo Technologies, Inc.* 39,533 624,621
9,659,795
Capital Markets 1.8%
Donnelley Financial Solutions,
Inc.* 3,622 203,846
StoneX Group, Inc.* 5,975 579,097
TPG, Inc., Class A(a) 940 28,313
Virtus Investment Partners,
Inc.(a) 13,500 2,726,865
3,538,121
Chemicals 3.6%
American Vanguard Corp. 9,101 99,474
Ashland, Inc. 20,500 1,674,440
Core Molding Technologies,
Inc.* 392 11,168
Ecovyst , Inc.*(a) 57,802 568,772
Element Solutions, Inc. 202,300 3,967,103
Origin Materials, Inc.*(a) 39,043 49,975
Rayonier Advanced Materials,
Inc.* 65,004 230,114
Trinseo plc 42,786 349,562
Valhi, Inc. 120 1,591
6,952,199
Commercial Services & Supplies 2.9%
BrightView Holdings, Inc.* 10,700 82,925
CoreCivic , Inc.* 79,179 890,764
Enviri Corp.* 52,559 379,476
SP Plus Corp.* 39,300 1,418,730
Steelcase, Inc., Class A 57,458 641,806
UniFirst Corp. 12,950 2,110,979
5,524,680
Common Stocks
Shares Value ($)
Communications Equipment 0.3%
Comtech Telecommunications
Corp. 20,456 178,990
DZS, Inc.*(a) 13,317 27,966
KVH Industries, Inc.*(a) 3,350 17,085
NETGEAR, Inc.* 23,401 294,618
Ribbon Communications, Inc.* 50,520 135,394
654,053
Construction & Engineering 3.8%
API Group Corp.* 125,700 3,259,401
Argan , Inc. 7,938 361,338
EMCOR Group, Inc. 10,600 2,230,134
Fluor Corp.* 15,110 554,537
Great Lakes Dredge & Dock
Corp.* 5,550 44,234
Limbach Holdings, Inc.* 907 28,779
Matrix Service Co.* 7,700 90,860
Primoris Services Corp.(a) 16,913 553,562
Tutor Perini Corp.* 37,709 295,261
7,418,106
Consumer Finance 2.7%
Bread Financial Holdings, Inc. 8,884 303,833
Enova International, Inc.* 9,148 465,359
EZCORP, Inc., Class A*(a) 42,679 352,102
Green Dot Corp., Class A* 19,918 277,458
LendingClub Corp.* 90,162 549,988
Navient Corp.(a) 83,263 1,433,789
Oportun Financial Corp.* 3,000 21,660
PRA Group, Inc.* 15,699 301,578
PROG Holdings, Inc.*(a) 37,227 1,236,308
Regional Management Corp. 1,920 53,145
SLM Corp. 21,161 288,213
5,283,433
Consumer Staples Distribution & Retail 1.5%
Andersons, Inc. (The) 4,111 211,758
Grocery Outlet Holding Corp.* 91,800 2,648,430
2,860,188
Diversified Consumer Services 0.4%
2U, Inc.*(a) 68,729 169,761
Chegg , Inc.* 44,932 400,793
Grand Canyon Education,
Inc.* 1,422 166,203
736,757
Diversified REITs 0.1%
Armada Hoffler Properties, Inc. 12,202 124,948
Diversified Telecommunication Services 0.2%
Bandwidth, Inc., Class A*(a) 26,702 300,931
Electric Utilities 0.4%
NRG Energy, Inc. 18,335 706,264
Electrical Equipment 0.4%
Babcock & Wilcox Enterprises,
Inc.*(a) 5,700 23,997
Powell Industries, Inc.(a) 8,685 719,986
743,983
Electronic Equipment, Instruments & Components 2.9%
Benchmark Electronics, Inc. 13,418 325,521
Daktronics, Inc.* 19,435 173,360
ePlus , Inc.* 70,200 4,459,104
FARO Technologies, Inc.*(a) 20,920 318,612

56 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
nLight , Inc.*(a) 4,454 46,321
ScanSource , Inc.* 9,268 280,913
5,603,831
Energy Equipment & Services 1.1%
Atlas Energy Solutions, Inc.,
Class A(a) 30,656 681,483
Bristow Group, Inc., Class A* 3,000 84,510
Helix Energy Solutions Group,
Inc.*(a) 45,752 511,050
Oil States International, Inc.* 12,270 102,700
Patterson-UTI Energy, Inc.(a) 57,478 795,495
2,175,238
Entertainment 0.1%
Playtika Holding Corp.*(a) 10,682 102,868
Financial Services 1.2%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 3,780 80,136
Jackson Financial, Inc., Class
A(a) 36,451 1,393,157
Merchants Bancorp(a) 8,649 239,750
Ocwen Financial Corp.*(a) 1,734 44,876
Paysafe Ltd.*(a) 4,055 48,620
PennyMac Financial Services,
Inc. 6,540 435,564
Waterstone Financial, Inc.(a) 9,414 103,083
2,345,186
Food Products 0.8%
Lancaster Colony Corp. 9,800 1,617,294
Gas Utilities 0.2%
Northwest Natural Holding Co. 12,204 465,705
Ground Transportation 2.6%
ArcBest Corp. 14,774 1,501,777
Covenant Logistics Group,
Inc., Class A 9,756 427,800
Landstar System, Inc.(a) 17,200 3,043,368
TuSimple Holdings, Inc., Class
A*(a) 13,462 21,001
4,993,946
Health Care Equipment & Supplies 1.6%
AngioDynamics , Inc.* 40,900 298,979
Bioventus , Inc., Class A*(a) 1,000 3,300
Cue Health, Inc.*(a) 4,600 2,035
Cutera , Inc.* 4,700 28,294
ICU Medical, Inc.*(a) 17,800 2,118,378
Inogen , Inc.* 24,800 129,456
OraSure Technologies, Inc.* 32,060 190,116
Zimvie , Inc.* 25,896 243,681
3,014,239
Health Care Providers & Services 5.2%
Addus HomeCare Corp.*(a) 56,700 4,830,273
Castle Biosciences, Inc.*(a) 20,000 337,800
Cross Country Healthcare,
Inc.*(a) 13,423 332,756
DocGo , Inc.*(a) 264,369 1,409,087
Ensign Group, Inc. (The)(a) 28,400 2,639,212
OPKO Health, Inc.* 56,100 89,760
Common Stocks
Shares Value ($)
Health Care Providers & Services
Tenet Healthcare Corp.* 6,092 401,402
10,040,290
Health Care Technology 1.0%
American Well Corp., Class A* 74,813 87,531
Computer Programs &
Systems, Inc.* 10,201 162,604
Health Catalyst, Inc.* 54,431 550,842
Veradigm , Inc.* 84,046 1,104,364
1,905,341
Hotel & Resort REITs 2.5%
Apple Hospitality REIT, Inc.(a) 82,389 1,263,847
Chatham Lodging Trust 14,712 140,794
Pebblebrook Hotel Trust(a) 32,419 440,574
RLJ Lodging Trust 120,660 1,181,262
Sunstone Hotel Investors, Inc.
(a) 93,541 874,608
Xenia Hotels & Resorts, Inc.(a) 78,400 923,552
4,824,637
Hotels, Restaurants & Leisure 1.4%
Bluegreen Vacations Holding
Corp., Class A 5,240 192,203
Wyndham Hotels & Resorts,
Inc. 32,700 2,273,958
Xponential Fitness, Inc., Class
A*(a) 21,103 327,097
2,793,258
Household Durables 2.4%
GoPro, Inc., Class A*(a) 143,267 449,859
Hooker Furnishings Corp.(a) 3,198 62,201
KB Home 28,676 1,327,125
Landsea Homes Corp.*(a) 17,847 160,445
Taylor Morrison Home Corp.,
Class A* 26,572 1,132,233
Tri Pointe Homes, Inc.* 49,572 1,355,794
Universal Electronics, Inc.* 9,400 85,070
VOXX International Corp.,
Class A*(a) 4,634 36,979
4,609,706
Independent Power and Renewable Electricity Producers
0.4%
Infinity Bio-energy Ltd.*^∞ 155,500 0
Vistra Corp.(a) 22,940 761,149
761,149
Insurance 4.8%
Brighthouse Financial, Inc.* 7,898 386,528
CNO Financial Group, Inc.(a) 44,312 1,051,524
Donegal Group, Inc., Class
A(a) 4,395 62,651
eHealth, Inc.* 7,509 55,567
Employers Holdings, Inc. 16,815 671,759
Enstar Group Ltd.*(a) 14,100 3,412,200
Hanover Insurance Group, Inc.
(The) 848 94,111
Horace Mann Educators Corp. 3,300 96,954
James River Group Holdings
Ltd.(a) 12,972 199,120
Lincoln National Corp. 27,025 667,247
Mercury General Corp. 2,640 73,999
Oscar Health, Inc., Class A* 19,722 109,852

NVIT Multi-Manager Small Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 57
Common Stocks
Shares Value ($)
Insurance
ProAssurance Corp. 31,730 599,380
Reinsurance Group of
America, Inc. 5,551 805,950
Selectquote , Inc.* 24,238 28,358
Skyward Specialty Insurance
Group, Inc.*(a) 17,808 487,227
United Fire Group, Inc.(a) 7,353 145,222
Universal Insurance Holdings,
Inc. 22,026 308,804
9,256,453
Interactive Media & Services 0.0%
†
DHI Group, Inc.* 4,485 13,724
Outbrain , Inc.* 3,600 17,532
TrueCar , Inc.* 25,080 51,916
83,172
IT Services 1.2%
Brightcove , Inc.* 3,600 11,844
DXC Technology Co.* 12,970 270,165
Edgio , Inc.* 6,700 5,709
Kyndryl Holdings, Inc.* 14,265 215,402
Squarespace, Inc., Class A*(a) 34,686 1,004,853
Thoughtworks Holding, Inc.*(a) 135,600 553,248
Unisys Corp.*(a) 47,591 164,189
2,225,410
Leisure Products 0.2%
American Outdoor Brands,
Inc.* 3,614 35,345
Funko , Inc., Class A*(a) 47,526 363,574
Latham Group, Inc.* 2,300 6,440
405,359
Life Sciences Tools & Services 0.1%
Codexis , Inc.*(a) 24,200 45,738
NanoString Technologies,
Inc.*(a) 21,100 36,292
Quanterix Corp.* 1,500 40,710
Seer, Inc., Class A*(a) 24,400 53,924
176,664
Machinery 3.5%
AGCO Corp.(a) 5,038 595,895
Astec Industries, Inc. 8,971 422,624
Hillman Solutions Corp.*(a) 383,600 3,164,700
Manitowoc Co., Inc. (The)* 37,133 558,852
Oshkosh Corp. 4,292 409,585
Park-Ohio Holdings Corp.(a) 2,200 43,802
Proto Labs, Inc.* 14,700 388,080
REV Group, Inc.(a) 17,622 281,952
Titan International, Inc.* 36,700 492,881
Trinity Industries, Inc.(a) 15,260 371,581
6,729,952
Media 0.6%
PubMatic, Inc., Class A* 7,264 87,894
Scholastic Corp.(a) 14,805 564,663
Stagwell , Inc., Class A* 58,453 274,145
WideOpenWest , Inc.*(a) 28,700 219,555
1,146,257
Metals & Mining 2.3%
Alpha Metallurgical Resources,
Inc. 1,513 392,971
MP Materials Corp.*(a) 3,045 58,160
Common Stocks
Shares Value ($)
Metals & Mining
Olympic Steel, Inc.(a) 7,454 418,989
Ryerson Holding Corp. 24,399 709,767
Schnitzer Steel Industries,
Inc., Class A 24,079 670,600
SunCoke Energy, Inc. 74,948 760,722
Warrior Met Coal, Inc. 28,295 1,445,309
4,456,518
Office REITs 0.6%
Equity Commonwealth 66,634 1,224,066
Oil, Gas & Consumable Fuels 5.6%
Berry Corp. 14,700 120,540
California Resources Corp.(a) 28,835 1,615,048
Centrus Energy Corp., Class
A*(a) 2,220 126,007
CNX Resources Corp.*(a) 39,940 901,845
CONSOL Energy, Inc.(a) 5,068 531,684
CVR Energy, Inc.(a) 20,683 703,842
Delek US Holdings, Inc. 17,300 491,493
DHT Holdings, Inc. 26,744 275,463
Dorian LPG Ltd.(a) 15,483 444,827
Gulfport Energy Corp.*(a) 9,901 1,174,853
Par Pacific Holdings, Inc.* 26,267 944,036
REX American Resources
Corp.* 8,948 364,362
Scorpio Tankers, Inc.(a) 19,098 1,033,584
SM Energy Co.(a) 11,700 463,905
Teekay Tankers Ltd., Class
A(a) 19,220 800,129
World Kinect Corp.(a) 39,586 887,914
10,879,532
Paper & Forest Products 0.3%
Clearwater Paper Corp.* 14,260 516,925
Passenger Airlines 0.1%
Hawaiian Holdings, Inc.*(a) 41,542 262,961
Personal Care Products 1.3%
Inter Parfums , Inc. 18,600 2,498,724
Nature's Sunshine Products,
Inc.* 3,570 59,155
2,557,879
Pharmaceuticals 0.3%
Amneal Pharmaceuticals, Inc.* 20,400 86,088
Arvinas , Inc.*(a) 2,160 42,422
Atea Pharmaceuticals, Inc.* 13,200 39,600
Athira Pharma, Inc.* 6,200 12,524
Cara Therapeutics, Inc.*(a) 57,400 96,432
Nektar Therapeutics, Class
A*(a) 211,308 125,855
NGM Biopharmaceuticals,
Inc.* 24,900 26,643
Nuvation Bio, Inc.*(a) 15,500 20,770
Phathom Pharmaceuticals,
Inc.*(a) 6,613 68,577
Zevra Therapeutics, Inc.*(a) 3,170 15,280
534,191
Professional Services 2.9%
Barrett Business Services, Inc. 2,334 210,620
Conduent , Inc.* 31,678 110,239
Heidrick & Struggles
International, Inc. 8,227 205,840

58 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Professional Services
HireRight Holdings Corp.*(a) 10,525 100,093
Kelly Services, Inc., Class A 11,613 211,240
Mistras Group, Inc.*(a) 4,700 25,615
Resources Connection, Inc. 12,238 182,469
TrueBlue , Inc.* 22,429 329,033
Verra Mobility Corp., Class
A*(a) 223,600 4,181,320
5,556,469
Real Estate Management & Development 1.3%
Compass, Inc., Class A*(a) 71,582 207,588
Cushman & Wakefield plc*(a) 194,000 1,478,280
Douglas Elliman , Inc. 81,532 184,262
Forestar Group, Inc.*(a) 16,155 435,216
Opendoor Technologies,
Inc.*(a) 74,116 195,666
2,501,012
Semiconductors & Semiconductor Equipment 0.2%
Cirrus Logic, Inc.*(a) 4,274 316,105
Software 4 .9%
Adeia , Inc.(a) 58,653 626,414
American Software, Inc., Class
A 15,866 181,824
Cerence , Inc.*(a) 23,367 475,986
Consensus Cloud Solutions,
Inc.* 5,520 138,994
CS Disco, Inc.*(a) 12,800 84,992
Dropbox, Inc., Class A*(a) 38,121 1,038,035
E2open Parent Holdings,
Inc.*(a) 326,500 1,482,310
EverCommerce , Inc.* 16,433 164,823
Informatica , Inc., Class A* 1,572 33,122
LiveRamp Holdings, Inc.* 38,140 1,099,958
MeridianLink , Inc.*(a) 136,400 2,326,984
Nutanix , Inc., Class A*(a) 30,081 1,049,225
ON24, Inc.(a) 6,096 38,588
SecureWorks Corp., Class A* 4,792 29,758
SolarWinds Corp.* 34,999 330,390
Upland Software, Inc.*(a) 34,322 158,568
Xperi , Inc.* 22,908 225,873
9,485,844
Specialty Retail 2.2%
1-800-Flowers.com, Inc.,
Class A* 17,556 122,892
Aaron's Co., Inc. (The) 29,988 313,975
America's Car-Mart, Inc.*(a) 22,900 2,083,671
Barnes & Noble Education,
Inc.*(a) 10,159 11,073
Children's Place, Inc. (The)* 2,675 72,305
Genesco, Inc.* 15,793 486,740
Lands' End, Inc.* 17,600 131,472
Sonic Automotive, Inc., Class
A(a) 18,451 881,220
Stitch Fix, Inc., Class A* 13,000 44,850
Tilly's, Inc., Class A* 11,426 92,779
4,240,977
Technology Hardware, Storage & Peripherals 0.7%
Quantum Corp.*(a) 8,300 5,063
Turtle Beach Corp.* 17,255 156,589
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Xerox Holdings Corp.(a) 74,507 1,169,015
1,330,667
Textiles, Apparel & Luxury Goods 0.8%
G-III Apparel Group Ltd.* 43,132 1,074,849
Movado Group, Inc. 4,514 123,458
Unifi, Inc.*(a) 9,116 64,724
Vera Bradley, Inc.* 17,334 114,578
Wolverine World Wide, Inc. 21,200 170,872
1,548,481
Tobacco 0.2%
Vector Group Ltd.(a) 32,155 342,129
Trading Companies & Distributors 3.0%
Beacon Roofing Supply,
Inc.*(a) 32,000 2,469,440
BlueLinx Holdings, Inc.* 700 57,463
Boise Cascade Co.(a) 18,081 1,863,066
DXP Enterprises, Inc.* 1,220 42,661
Global Industrial Co. 2,466 82,611
GMS, Inc.* 10,782 689,725
NOW, Inc.* 57,015 676,768
5,881,734
Wireless Telecommunication Services 0.0%
†
Spok Holdings, Inc. 4,800 68,496
Total Common Stocks
(cost $185,777,295) 188,420,940
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 17.7%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price $25,012,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $25,500.(b) 25,000 25,000
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002.(b) 2,000,000 2,000,000

NVIT Multi-Manager Small Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 59
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated
9/29/2023, due
10/2/2023, repurchase
price $14,103,433,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$14,379,126.(b) 14,097,183 14,097,183
Credit Suisse AG,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$200,089, collateralized
by U.S. Government
Treasury Securities,
ranging from 1.38%
- 5.00%, maturing
5/15/2037 - 2/15/2052;
total market value
$204,090.(b) 200,000 200,000
Pershing LLC,
5.33%, dated
9/29/2023, due
10/2/2023, repurchase
price $18,007,995,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$18,360,001.(b) 18,000,0 00 18,000,000
Total Repurchase Agreements
(cost $34,322,183) 34,322,183
Total Investments
(cost $220,105,587) — 115.2% 222,743,123
Liabilities in excess of other assets
— (15.2)% (29,324,656)
NET ASSETS — 100.0%
$ 193,418,467
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $48,317,553, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,322,183 and by
$15,721,569 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $50,043,752.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$34,322,183.
CVR Contingent Value Rights
REIT Real Estate Investment Trust

60 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT Multi-Manager Small Cap Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 61
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 167,005 $ – $ – $ 167,005
Air Freight & Logistics 78,394 – – 78,394
Automobile Components 5,067,615 – – 5,067,615
Banks 12,979,222 – – 12,979,222
Biotechnology 6,140,517 – – 6,140,517
Broadline Retail 2,504,788 – – 2,504,788
Building Products 9,659,795 – – 9,659,795
Capital Markets 3,538,121 – – 3,538,121
Chemicals 6,952,199 – – 6,952,199
Commercial Services & Supplies 5,524,680 – – 5,524,680
Communications Equipment 654,053 – – 654,053
Construction & Engineering 7,418,106 – – 7,418,106
Consumer Finance 5,283,433 – – 5,283,433
Consumer Staples Distribution & Retail 2,860,188 – – 2,860,188
Diversified Consumer Services 736,757 – – 736,757
Diversified REITs 124,948 – – 124,948
Diversified Telecommunication Services 300,931 – – 300,931
Electric Utilities 706,264 – – 706,264
Electrical Equipment 743,983 – – 743,983
Electronic Equipment, Instruments &
Components 5,603,831 – – 5,603,831
Energy Equipment & Services 2,175,238 – – 2,175,238
Entertainment 102,868 – – 102,868
Financial Services 2,345,186 – – 2,345,186
Food Products 1,617,294 – – 1,617,294
Gas Utilities 465,705 – – 465,705
Ground Transportation 4,993,946 – – 4,993,946
Health Care Equipment & Supplies 3,014,239 – – 3,014,239
Health Care Providers & Services 10,040,290 – – 10,040,290
Health Care Technology 1,905,341 – – 1,905,341
Hotel & Resort REITs 4,824,637 – – 4,824,637
Hotels, Restaurants & Leisure 2,793,258 – – 2,793,258
Household Durables 4,609,706 – – 4,609,706
Independent Power and Renewable
Electricity Producers 761,149 – – 761,149
Insurance 9,256,453 – – 9,256,453
Interactive Media & Services 83,172 – – 83,172
IT Services 2,225,410 – – 2,225,410
Leisure Products 405,359 – – 405,359
Life Sciences Tools & Services 176,664 – – 176,664
Machinery 6,729,952 – – 6,729,952
Media 1,146,257 – – 1,146,257
Metals & Mining 4,456,518 – – 4,456,518
Office REITs 1,224,066 – – 1,224,066
Oil, Gas & Consumable Fuels 10,879,532 – – 10,879,532
Paper & Forest Products 516,925 – – 516,925
Passenger Airlines 262,961 – – 262,961
Personal Care Products 2,557,879 – – 2,557,879
Pharmaceuticals 534,191 – – 534,191
Professional Services 5,556,469 – – 5,556,469
Real Estate Management & Development 2,501,012 – – 2,501,012
Semiconductors & Semiconductor
Equipment 316,105 – – 316,105
Software 9,485,844 – – 9,485,844
Specialty Retail 4,240,977 – – 4,240,977
Technology Hardware, Storage &
Peripherals 1,330,667 – – 1,330,667
Textiles, Apparel & Luxury Goods 1,548,481 – – 1,548,481
Tobacco 342,129 – – 342,129

62 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Cap Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ 5,881,734 $ – $ – $ 5,881,734
Wireless Telecommunication Services 68,496 – – 68,496
Total Common Stocks $ 188,420,940 $ – $ – $ 188,420,940
Repurchase Agreements – 34,322,183 – 34,322,183
Rights – – – –
Total $ 188,420,940 $ 34,322,183 $ – $ 222,743,123
As of September 30, 2023, the Fund held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Multi-Manager Small Company Fund - September 30, 2023 (Unaudited) - Statement of Investments - 63
Common Stocks 98.1%
Shares Value ($)
AUSTRALIA 0.0%
†
Capital Markets 0.0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
CANADA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Teekay Tankers Ltd.
, Class A
40,430 1,683,101
ISRAEL 0.5%
Broadline Retail 0.3%
Global-e Online Ltd. *(a) 21,542 856,079
Semiconductors & Semiconductor Equipment 0.2%
Nova Ltd. *(a) 7,652 860,391
1,716,470
JAPAN 0.2%
Semiconductors & Semiconductor Equipment 0.2%
Allegro MicroSystems, Inc. * 17,601 562,176
MONACO 0.6%
Oil, Gas & Consumable Fuels 0.6%
Scorpio Tankers, Inc. 37,024 2,003,739
PANAMA 0.0%
†
Financial Services 0.0%
†
Banco Latinoamericano de
Comercio Exterior SA
, Class E
4,080 86,496
PUERTO RICO 1.3%
Banks 1.3%
First Bancorp 170,917 2,300,542
OFG Bancorp 61,143 1,825,730
4,126,272
SWITZERLAND 0.2%
Textiles, Apparel & Luxury Goods 0.2%
On Holding AG
, Class A
* 22,168 616,714
UNITED KINGDOM 0.8%
Energy Equipment & Services 0.6%
TechnipFMC plc 93,389 1,899,533
Independent Power and Renewable Electricity Producers
0.0%
†
Infinity Bio-energy Ltd. *^∞ 94,500 0
IT Services 0.2%
Endava plc, ADR * 9,595 550,273
2,449,806
UNITED STATES 94.0%
Aerospace & Defense 1.1%
Curtiss-Wright Corp. 9,118 1,783,754
Hexcel Corp. 19,528 1,272,054
Kaman Corp. 16,726 328,666
3,384,474
Air Freight & Logistics 0.0%
†
Radiant Logistics, Inc. * 19,859 112,203
Automobile Components 2.1%
Adient plc * 49,598 1,820,247
American Axle & Manufacturing
Holdings, Inc. *(a) 34,933 253,614
Cooper-Standard Holdings, Inc. * 4,150 55,693
Dana, Inc. 145,736 2,137,946
Goodyear Tire & Rubber Co. (The)
* 53,211 661,413
Stoneridge, Inc. * 16,979 340,769
Common Stocks
Shares Value ($)
UNITED STATES
Automobile Components
Visteon Corp. *(a) 11,428 1,577,864
6,847,546
Banks 7.0%
1st Source Corp. 4,069 171,264
Amalgamated Financial Corp. (a) 9,372 161,386
Amerant Bancorp, Inc.
, Class A
(a) 1,450 25,288
Atlantic Union Bankshares Corp. 6,676 192,135
Banc of California, Inc. 15,706 194,440
BankUnited, Inc. 43,183 980,254
Bankwell Financial Group, Inc. 1,851 44,924
BCB Bancorp, Inc. 7,431 82,781
Berkshire Hills Bancorp, Inc. 51,754 1,037,668
Byline Bancorp, Inc. 13,252 261,197
Capital Bancorp, Inc. (a) 3,180 60,833
Capital City Bank Group, Inc. 6,687 199,473
Capstar Financial Holdings, Inc. 10,321 146,455
Carter Bankshares, Inc. * 8,467 106,092
Central Pacific Financial Corp. 64,239 1,071,507
Community Trust Bancorp, Inc. 12,640 433,046
Customers Bancorp, Inc. * 64,402 2,218,650
Eastern Bankshares, Inc. 22,450 281,523
FB Financial Corp. 12,149 344,546
Financial Institutions, Inc. 11,604 195,295
First Financial Corp. 14,131 477,769
First Foundation, Inc. 144,829 880,560
First Internet Bancorp 15,728 254,951
First Savings Financial Group, Inc. 1,433 21,423
Five Star Bancorp 6,039 121,142
FS Bancorp, Inc. 2,350 69,325
Great Southern Bancorp, Inc. (a) 6,470 310,042
Guaranty Bancshares, Inc. 3,415 97,976
Hanmi Financial Corp. (a) 41,355 671,192
HarborOne Bancorp, Inc. 36,551 347,966
HBT Financial, Inc. 6,368 116,152
Heartland Financial USA, Inc. 5,660 166,574
Heritage Commerce Corp. 1,024 8,673
Home Bancorp, Inc. (a) 1,500 47,805
HomeStreet, Inc. (a) 48,644 378,937
HomeTrust Bancshares, Inc. 11,387 246,756
Horizon Bancorp, Inc. (a) 19,753 210,962
Independent Bank Corp. 17,100 313,614
Investar Holding Corp. 1,804 19,104
Macatawa Bank Corp. 13,797 123,621
Mercantile Bank Corp. 4,601 142,217
Midland States Bancorp, Inc. 14,801 304,013
MVB Financial Corp. 1,464 33,057
NBT Bancorp, Inc. 6,712 212,703
Northfield Bancorp, Inc. 4,561 43,101
Northrim Bancorp, Inc. 4,095 162,244
OceanFirst Financial Corp. 8,908 128,899
Old Second Bancorp, Inc. 13,938 189,696
Pathward Financial, Inc. 27,739 1,278,491
Peapack-Gladstone Financial
Corp. 10,049 257,757
Preferred Bank 8,377 521,468
Primis Financial Corp. (a) 10,826 88,232
QCR Holdings, Inc. 14,167 687,383
RBB Bancorp 10,692 136,644
Sierra Bancorp 3,626 68,749
SmartFinancial, Inc. 4,200 89,754
South Plains Financial, Inc. 4,692 124,056

64 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Banks
Southern First Bancshares, Inc. * 5,449 146,796
Texas Capital Bancshares, Inc. * 50,098 2,950,773
Third Coast Bancshares, Inc. * 3,342 57,148
Trustmark Corp. 3,300 71,709
UMB Financial Corp. 22,538 1,398,483
Veritex Holdings, Inc. 18,179 326,313
Washington Federal, Inc. 13,957 357,578
Western New England Bancorp,
Inc. 2,402 15,589
22,886,154
Beverages 0.6%
Celsius Holdings, Inc. * 12,176 2,089,402
Biotechnology 4.2%
2seventy bio, Inc. *(a) 72,868 285,643
Aadi Bioscience, Inc. * 1,300 6,292
AnaptysBio, Inc. * 33,530 602,199
Arcus Biosciences, Inc. * 8,198 147,154
Biohaven Ltd. * 12,780 332,408
Bluebird Bio, Inc. *(a) 189,085 574,818
C4 Therapeutics, Inc. * 49,047 91,227
CareDx, Inc. * 120,560 843,919
Century Therapeutics, Inc. *(a) 12,600 25,200
Coherus Biosciences, Inc. * 20,519 76,741
Cytokinetics, Inc. *(a) 6,760 199,150
Deciphera Pharmaceuticals, Inc. * 36,569 465,158
Emergent BioSolutions, Inc. * 131,399 446,757
Enanta Pharmaceuticals, Inc. * 31,217 348,694
Exelixis, Inc. * 92,290 2,016,536
Fate Therapeutics, Inc. *(a) 177,900 377,148
FibroGen, Inc. *(a) 235,835 203,502
Halozyme Therapeutics, Inc. * 12,481 476,774
ImmunoGen, Inc. * 11,024 174,951
Ironwood Pharmaceuticals, Inc.
,
Class A
* 112,344 1,081,872
iTeos Therapeutics, Inc. *(a) 33,405 365,785
Karuna Therapeutics, Inc. * 2,750 464,998
Kodiak Sciences, Inc. * 16,197 29,155
Lyell Immunopharma, Inc. *(a) 30,523 44,869
MacroGenics, Inc. * 16,438 76,601
Nurix Therapeutics, Inc. * 47,973 377,068
Olema Pharmaceuticals, Inc. * 2,750 33,963
Precigen, Inc. *(a) 1,967 2,793
PTC Therapeutics, Inc. * 34,406 771,038
REGENXBIO, Inc. * 39,507 650,285
Sangamo Therapeutics, Inc. * 62,400 37,428
Stoke Therapeutics, Inc. *(a) 20,771 81,838
Sutro Biopharma, Inc. *(a) 88,977 308,750
Travere Therapeutics, Inc. * 74,032 661,846
Ultragenyx Pharmaceutical, Inc. * 6,285 224,060
Vanda Pharmaceuticals, Inc. * 103,790 448,373
Vir Biotechnology, Inc. * 16,453 154,165
Y-mAbs Therapeutics, Inc. * 11,903 64,871
Zymeworks, Inc. * 4,900 31,066
13,605,095
Broadline Retail 0.3%
1stdibs.com, Inc. *(a) 8,223 29,932
Ollie's Bargain Outlet Holdings,
Inc. * 7,633 589,114
Savers Value Village, Inc. * 11,774 219,821
838,867
Common Stocks
Shares Value ($)
UNITED STATES
Building Products 1.3%
AAON, Inc. (a) 18,169 1,033,271
AZEK Co., Inc. (The)
, Class A
* 18,198 541,209
Insteel Industries, Inc. 800 25,968
Quanex Building Products Corp. 15,492 436,410
Resideo Technologies, Inc. * 82,418 1,302,203
Trex Co., Inc. *(a) 11,360 700,117
4,039,178
Capital Markets 1.7%
Donnelley Financial Solutions,
Inc. * 4,868 273,971
Evercore, Inc.
, Class A
(a) 10,833 1,493,654
Hamilton Lane, Inc.
, Class A
31,478 2,846,871
StoneX Group, Inc. * 9,582 928,687
TPG, Inc.
, Class A
(a) 920 27,710
5,570,893
Chemicals 0.9%
American Vanguard Corp. 13,539 147,981
Core Molding Technologies, Inc. * 2,978 84,843
Ecovyst, Inc. * 109,048 1,073,033
Livent Corp. *(a) 21,703 399,552
Origin Materials, Inc. *(a) 79,962 102,351
Rayonier Advanced Materials,
Inc. * 96,699 342,314
Trinseo plc 80,821 660,308
2,810,382
Commercial Services & Supplies 2.4%
BrightView Holdings, Inc. * 21,112 163,618
Casella Waste Systems, Inc.
,
Class A
* 17,141 1,307,858
Clean Harbors, Inc. * 16,180 2,707,885
CoreCivic, Inc. * 125,459 1,411,414
Enviri Corp. * 95,771 691,467
Steelcase, Inc.
, Class A
119,178 1,331,218
7,613,460
Communications Equipment 0.3%
Comtech Telecommunications
Corp. 31,799 278,241
DZS, Inc. * 10,003 21,006
KVH Industries, Inc. *(a) 6,856 34,966
NETGEAR, Inc. * 36,757 462,771
Ribbon Communications, Inc. * 100,425 269,139
1,066,123
Construction & Engineering 2.2%
Argan, Inc. 14,556 662,589
Comfort Systems USA, Inc. 11,805 2,011,691
EMCOR Group, Inc. 5,318 1,118,854
Fluor Corp. * 28,756 1,055,345
Great Lakes Dredge & Dock Corp.
* 8,355 66,589
Limbach Holdings, Inc. *(a) 5,595 177,529
Matrix Service Co. * 15,384 181,531
Primoris Services Corp. 36,156 1,183,386
Tutor Perini Corp. * 67,849 531,258
6,988,772
Construction Materials 0.3%
Eagle Materials, Inc. 5,480 912,530
Consumer Finance 3.2%
Bread Financial Holdings, Inc. 7,740 264,708
Enova International, Inc. * 26,660 1,356,194
EZCORP, Inc.
, Class A
*(a) 74,199 612,142

NVIT Multi-Manager Small Company Fund - September 30, 2023 (Unaudited) - Statement of Investments - 65
Common Stocks
Shares Value ($)
UNITED STATES
Consumer Finance
Green Dot Corp.
, Class A
* 44,326 617,461
LendingClub Corp. * 168,602 1,028,472
Navient Corp. 155,722 2,681,533
Oportun Financial Corp. * 6,118 44,172
PRA Group, Inc. * 28,213 541,972
PROG Holdings, Inc. * 76,562 2,542,624
Regional Management Corp. 6,022 166,689
SLM Corp. 40,412 550,411
10,406,378
Consumer Staples Distribution & Retail 0.2%
Andersons, Inc. (The) 7,236 372,726
SpartanNash Co. 5,888 129,536
502,262
Diversified Consumer Services 1.1%
2U, Inc. * 135,007 333,467
Chegg, Inc. * 85,784 765,193
Duolingo, Inc.
, Class A
*(a) 12,160 2,016,980
Grand Canyon Education, Inc. * 2,790 326,095
3,441,735
Diversified REITs 0.1%
Armada Hoffler Properties, Inc. 25,442 260,526
Diversified Telecommunication Services 0.2%
Bandwidth, Inc.
, Class A
* 53,351 601,266
Electric Utilities 0.6%
ALLETE, Inc. 10,814 570,979
NRG Energy, Inc. 36,137 1,391,997
1,962,976
Electrical Equipment 1.5%
Atkore, Inc. *(a) 6,485 967,497
Babcock & Wilcox Enterprises,
Inc. * 11,200 47,152
NEXTracker, Inc.
, Class A
*(a) 21,883 878,821
Powell Industries, Inc. 16,904 1,401,342
Vertiv Holdings Co.
, Class A
40,697 1,513,928
4,808,740
Electronic Equipment, Instruments & Components 1.7%
Badger Meter, Inc. 7,819 1,124,920
Benchmark Electronics, Inc. 50,107 1,215,596
Daktronics, Inc. * 45,871 409,169
FARO Technologies, Inc. * 42,159 642,082
nLight, Inc. * 13,274 138,050
Novanta, Inc. * 9,994 1,433,538
ScanSource, Inc. * 13,225 400,850
5,364,205
Energy Equipment & Services 1.8%
Atlas Energy Solutions, Inc.
, Class
A
(a) 64,362 1,430,767
Bristow Group, Inc.
, Class A
* 9,627 271,193
Helix Energy Solutions Group,
Inc. * 25,550 285,394
Oil States International, Inc. * 24,440 204,563
Patterson-UTI Energy, Inc. 111,119 1,537,887
Weatherford International plc *(a) 21,230 1,917,705
5,647,509
Entertainment 0.4%
Playtika Holding Corp. * 21,202 204,175
TKO Group Holdings, Inc. 14,424 1,212,482
1,416,657
Financial Services 1.9%
Flywire Corp. * 35,468 1,131,075
Common Stocks
Shares Value ($)
UNITED STATES
Financial Services
Jackson Financial, Inc.
, Class A
71,655 2,738,653
Merchants Bancorp (a) 13,989 387,775
Ocwen Financial Corp. * 4,728 122,361
Paysafe Ltd. * 5,128 61,485
PennyMac Financial Services, Inc. 12,260 816,516
Remitly Global, Inc. * 23,724 598,319
Waterstone Financial, Inc. 12,028 131,707
5,987,891
Gas Utilities 0.1%
Northwest Natural Holding Co. 10,374 395,872
Ground Transportation 1.3%
ArcBest Corp. 7,248 736,759
Covenant Logistics Group, Inc.
,
Class A
25,559 1,120,762
Saia, Inc. * 5,945 2,369,975
TuSimple Holdings, Inc.
, Class A
* 5,445 8,494
4,235,990
Health Care Equipment & Supplies 2.9%
AngioDynamics, Inc. * 77,395 565,757
Axonics, Inc. * 23,540 1,321,065
Cue Health, Inc. *(a) 10,138 4,484
Cutera, Inc. * 10,400 62,608
Glaukos Corp. * 8,539 642,560
Haemonetics Corp. * 9,994 895,263
Inogen, Inc. * 47,221 246,494
Inspire Medical Systems, Inc. * 3,386 671,918
iRhythm Technologies, Inc. *(a) 4,683 441,420
Lantheus Holdings, Inc. *(a) 7,732 537,219
Merit Medical Systems, Inc. * 11,397 786,621
OraSure Technologies, Inc. *(a) 84,256 499,638
Shockwave Medical, Inc. * 7,973 1,587,423
TransMedics Group, Inc. *(a) 8,964 490,779
Zimvie, Inc. * 49,177 462,756
9,216,005
Health Care Providers & Services 2.7%
Acadia Healthcare Co., Inc. * 22,015 1,547,875
Addus HomeCare Corp. * 100 8,519
Castle Biosciences, Inc. *(a) 37,300 629,997
Cross Country Healthcare, Inc. * 26,398 654,406
Encompass Health Corp. 18,813 1,263,481
HealthEquity, Inc. * 7,587 554,230
OPKO Health, Inc. * 151,763 242,821
Privia Health Group, Inc. *(a) 29,373 675,579
Progyny, Inc. * 16,590 564,392
RadNet, Inc. *(a) 20,181 568,902
Surgery Partners, Inc. *(a) 45,446 1,329,296
Tenet Healthcare Corp. * 11,567 762,150
8,801,648
Health Care Technology 1.4%
American Well Corp.
, Class A
* 147,518 172,596
Computer Programs & Systems,
Inc. * 19,672 313,572
Evolent Health, Inc.
, Class A
*(a) 21,415 583,130
Health Catalyst, Inc. * 121,345 1,228,011
HealthStream, Inc. 1,000 21,580
Veradigm, Inc. * 158,525 2,083,019
4,401,908
Hotel & Resort REITs 2.7%
Apple Hospitality REIT, Inc. (a) 166,452 2,553,373
Chatham Lodging Trust 28,607 273,769

66 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Hotel & Resort REITs
Pebblebrook Hotel Trust (a) 30,950 420,611
RLJ Lodging Trust 228,235 2,234,421
Sunstone Hotel Investors, Inc. (a) 152,663 1,427,399
Xenia Hotels & Resorts, Inc. 149,855 1,765,292
8,674,865
Hotels, Restaurants & Leisure 1.7%
Bluegreen Vacations Holding
Corp.
, Class A
7,241 265,600
Cava Group, Inc. *(a) 9,378 287,248
DraftKings, Inc.
, Class A
* 19,881 585,297
Red Rock Resorts, Inc.
, Class A
34,309 1,406,669
Shake Shack, Inc.
, Class A
* 9,313 540,806
Wingstop, Inc. 9,598 1,726,103
Xponential Fitness, Inc.
, Class A
*(a) 38,865 602,408
5,414,131
Household Durables 3.4%
GoPro, Inc.
, Class A
*(a) 281,212 883,006
Hooker Furnishings Corp. (a) 5,453 106,061
KB Home 56,124 2,597,419
Landsea Homes Corp. * 31,001 278,699
Meritage Homes Corp. 4,102 502,044
Taylor Morrison Home Corp.
, Class
A
* 66,423 2,830,283
TopBuild Corp. * 3,762 946,519
Tri Pointe Homes, Inc. * 96,560 2,640,916
Universal Electronics, Inc. * 18,610 168,421
VOXX International Corp.
, Class
A
*(a) 9,833 78,467
11,031,835
Independent Power and Renewable Electricity Producers 0.4%
Vistra Corp. 40,394 1,340,273
Insurance 4.3%
Brighthouse Financial, Inc. * 13,376 654,621
CNO Financial Group, Inc. (a) 87,681 2,080,670
Donegal Group, Inc.
, Class A
8,425 120,098
eHealth, Inc. * 13,152 97,325
Employers Holdings, Inc. (a) 32,578 1,301,491
Hanover Insurance Group, Inc.
(The) 3,920 435,042
Horace Mann Educators Corp. 4,420 129,860
James River Group Holdings Ltd. 22,582 346,634
Kinsale Capital Group, Inc. (a) 6,161 2,551,456
Lincoln National Corp. 51,318 1,267,041
Mercury General Corp. 840 23,545
Oscar Health, Inc.
, Class A
* 38,888 216,606
ProAssurance Corp. 61,500 1,161,735
Reinsurance Group of America,
Inc. 10,733 1,558,324
Selectquote, Inc. * 47,083 55,087
Skyward Specialty Insurance
Group, Inc. *(a) 34,928 955,630
United Fire Group, Inc. 12,603 248,909
Universal Insurance Holdings, Inc. 45,685 640,504
13,844,578
Interactive Media & Services 0.1%
DHI Group, Inc. * 4,302 13,164
Outbrain, Inc. * 7,962 38,775
TrueCar, Inc. * 81,980 169,699
221,638
Common Stocks
Shares Value ($)
UNITED STATES
IT Services 0.9%
Brightcove, Inc. * 6,961 22,902
DXC Technology Co. *(a) 24,631 513,064
Edgio, Inc. *(a) 12,800 10,907
Kyndryl Holdings, Inc. * 7,370 111,287
Squarespace, Inc.
, Class A
* 65,599 1,900,402
Unisys Corp. *(a) 86,648 298,936
2,857,498
Leisure Products 0.2%
American Outdoor Brands, Inc. * 1,687 16,499
Funko, Inc.
, Class A
*(a) 90,289 690,711
Latham Group, Inc. *(a) 4,400 12,320
719,530
Life Sciences Tools & Services 1.0%
10X Genomics, Inc.
, Class A
*(a) 16,819 693,784
Codexis, Inc. * 48,013 90,745
Medpace Holdings, Inc. * 7,859 1,902,899
NanoString Technologies, Inc. *(a) 40,665 69,944
Quanterix Corp. * 2,592 70,347
Repligen Corp. *(a) 2,026 322,154
Seer, Inc.
, Class A
* 56,141 124,072
3,273,945
Machinery 2.5%
AGCO Corp. 9,813 1,160,682
Astec Industries, Inc. 16,463 775,572
Esab Corp. 15,024 1,054,985
Manitowoc Co., Inc. (The) * 81,636 1,228,621
Oshkosh Corp. 7,840 748,171
Park-Ohio Holdings Corp. (a) 4,350 86,609
Proto Labs, Inc. * 27,052 714,173
REV Group, Inc. (a) 39,744 635,904
Titan International, Inc. * 71,209 956,337
Trinity Industries, Inc. 32,828 799,362
8,160,416
Media 0.7%
PubMatic, Inc.
, Class A
* 15,280 184,888
Scholastic Corp. 26,225 1,000,221
Stagwell, Inc.
, Class A
*(a) 110,198 516,829
WideOpenWest, Inc. * 56,337 430,978
2,132,916
Metals & Mining 3.1%
Alpha Metallurgical Resources,
Inc. 2,966 770,359
ATI, Inc. * 36,600 1,506,090
Carpenter Technology Corp. (a) 8,409 565,169
Commercial Metals Co. 11,393 562,928
MP Materials Corp. *(a) 5,974 114,103
Olympic Steel, Inc. (a) 14,164 796,158
Ryerson Holding Corp. 49,742 1,446,995
Schnitzer Steel Industries, Inc.
,
Class A
39,089 1,088,629
SunCoke Energy, Inc. 99,471 1,009,631
Warrior Met Coal, Inc. 43,363 2,214,982
10,075,044
Office REITs 0.7%
Equity Commonwealth 127,032 2,333,578
Oil, Gas & Consumable Fuels 6.5%
Berry Corp. 28,500 233,700
California Resources Corp. (a) 55,720 3,120,878
Centrus Energy Corp.
, Class A
*(a) 5,140 291,746
CNX Resources Corp. * 73,600 1,661,888

NVIT Multi-Manager Small Company Fund - September 30, 2023 (Unaudited) - Statement of Investments - 67
Common Stocks
Shares Value ($)
UNITED STATES
Oil, Gas & Consumable Fuels
CONSOL Energy, Inc. 9,778 1,025,810
CVR Energy, Inc. (a) 39,275 1,336,528
Delek US Holdings, Inc. 32,720 929,575
DHT Holdings, Inc. 54,734 563,760
Dorian LPG Ltd. 24,511 704,201
Gulfport Energy Corp. * 18,770 2,227,248
Matador Resources Co. 29,883 1,777,441
Northern Oil and Gas, Inc. (a) 22,241 894,755
Par Pacific Holdings, Inc. * 49,877 1,792,579
REX American Resources Corp. * 18,622 758,288
SM Energy Co. 46,782 1,854,906
World Kinect Corp. 83,327 1,869,025
21,042,328
Paper & Forest Products 0.3%
Clearwater Paper Corp. * 24,956 904,655
Passenger Airlines 0.2%
Hawaiian Holdings, Inc. *(a) 81,251 514,319
Personal Care Products 1.0%
BellRing Brands, Inc. * 16,014 660,257
elf Beauty, Inc. * 20,937 2,299,511
Nature's Sunshine Products, Inc. * 6,626 109,793
3,069,561
Pharmaceuticals 0.6%
Amneal Pharmaceuticals, Inc. * 15,027 63,414
Arvinas, Inc. * 4,242 83,313
Atea Pharmaceuticals, Inc. * 25,852 77,556
Athira Pharma, Inc. * 4,310 8,706
Cara Therapeutics, Inc. * 116,184 195,189
Intra-Cellular Therapies, Inc. * 14,436 751,972
Nektar Therapeutics
, Class A
* 390,929 232,837
NGM Biopharmaceuticals, Inc. * 71,376 76,372
Nuvation Bio, Inc. *(a) 36,898 49,443
Phathom Pharmaceuticals, Inc.
*(a) 11,950 123,922
Revance Therapeutics, Inc. *(a) 9,298 106,648
Zevra Therapeutics, Inc. *(a) 5,405 26,052
1,795,424
Professional Services 1.2%
Barrett Business Services, Inc. 4,449 401,478
Conduent, Inc. * 30,226 105,186
Heidrick & Struggles International,
Inc. 14,394 360,138
HireRight Holdings Corp. *(a) 26,460 251,635
KBR, Inc. 23,799 1,402,712
Kelly Services, Inc.
, Class A
20,047 364,655
Mistras Group, Inc. *(a) 7,500 40,875
Resources Connection, Inc. 21,211 316,256
TrueBlue, Inc. * 50,107 735,070
3,978,005
Real Estate Management & Development 0.6%
Compass, Inc.
, Class A
* 135,941 394,229
Douglas Elliman, Inc. 152,158 343,877
Forestar Group, Inc. * 27,694 746,077
Opendoor Technologies, Inc. *(a) 145,094 383,048
1,867,231
Semiconductors & Semiconductor Equipment 2.5%
Axcelis Technologies, Inc. * 9,944 1,621,369
Diodes, Inc. * 7,747 610,773
Lattice Semiconductor Corp. * 23,958 2,058,711
Common Stocks
Shares Value ($)
UNITED STATES
Semiconductors & Semiconductor Equipment
MACOM Technology Solutions
Holdings, Inc. * 15,486 1,263,348
Onto Innovation, Inc. * 6,863 875,170
Power Integrations, Inc. (a) 7,692 586,977
Rambus, Inc. * 18,893 1,054,040
8,070,388
Software 7.5%
Adeia, Inc. 108,459 1,158,342
Altair Engineering, Inc.
, Class A
* 18,806 1,176,503
American Software, Inc.
, Class A
2,179 24,971
Braze, Inc.
, Class A
* 25,429 1,188,297
CCC Intelligent Solutions
Holdings, Inc. * 90,606 1,209,590
Cerence, Inc. *(a) 37,676 767,460
Confluent, Inc.
, Class A
*(a) 34,693 1,027,260
Consensus Cloud Solutions, Inc. * 1,720 43,310
CS Disco, Inc. *(a) 23,500 156,040
CyberArk Software Ltd. * 9,641 1,578,907
DoubleVerify Holdings, Inc. * 23,691 662,163
Dropbox, Inc.
, Class A
*(a) 68,812 1,873,750
EverCommerce, Inc. * 33,550 336,507
Gitlab, Inc.
, Class A
*(a) 27,988 1,265,617
Guidewire Software, Inc. * 10,983 988,470
Informatica, Inc.
, Class A
* 3,137 66,097
LiveRamp Holdings, Inc. * 64,824 1,869,524
Manhattan Associates, Inc. *(a) 9,072 1,793,172
Monday.com Ltd. * 7,076 1,126,641
Nutanix, Inc.
, Class A
* 59,383 2,071,278
ON24, Inc. (a) 11,500 72,795
Samsara, Inc.
, Class A
* 29,666 747,880
SecureWorks Corp.
, Class A
* 15,295 94,982
SolarWinds Corp. * 69,128 652,568
Sprout Social, Inc.
, Class A
*(a) 11,895 593,323
Upland Software, Inc. *(a) 55,745 257,542
Workiva, Inc.
, Class A
*(a) 11,939 1,209,898
Xperi, Inc. * 42,914 423,132
24,436,019
Specialty Retail 1.3%
1-800-Flowers.com, Inc.
, Class A
* 27,945 195,615
Aaron's Co., Inc. (The) 55,911 585,388
Barnes & Noble Education, Inc. * 15,769 17,188
Children's Place, Inc. (The) * 9,251 250,055
Genesco, Inc. * 28,207 869,340
Lands' End, Inc. *(a) 29,597 221,090
Sonic Automotive, Inc.
, Class A
(a) 33,834 1,615,912
Stitch Fix, Inc.
, Class A
* 33,621 115,992
Tilly's, Inc.
, Class A
* 21,742 176,545
4,047,125
Technology Hardware, Storage & Peripherals 0.7%
Quantum Corp. * 18,942 11,555
Turtle Beach Corp. * 29,276 265,680
Xerox Holdings Corp. 135,022 2,118,495
2,395,730
Textiles, Apparel & Luxury Goods 1.1%
Deckers Outdoor Corp. * 1,731 889,890
G-III Apparel Group Ltd. * 78,770 1,962,947
Movado Group, Inc. 8,325 227,689
Unifi, Inc. *(a) 18,221 129,369
Vera Bradley, Inc. * 30,019 198,426

68 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc. 33,725 271,824
3,680,145
Tobacco 0.3%
Vector Group Ltd. 79,675 847,742
Trading Companies & Distributors 3.0%
Applied Industrial Technologies,
Inc. 7,412 1,145,969
BlueLinx Holdings, Inc. * 1,427 117,142
Boise Cascade Co. (a) 34,833 3,589,193
DXP Enterprises, Inc. * 2,380 83,157
Global Industrial Co. 7,080 237,180
GMS, Inc. * 17,390 1,112,438
H&E Equipment Services, Inc. 33,958 1,466,646
NOW, Inc. * 153,033 1,816,502
9,568,227
Wireless Telecommunication Services 0.0%
†
Spok Holdings, Inc. 9,305 132,782
302,646,575
Total Common Stocks
(cost $303,936,938) 315,891,349
Rights 0.0%
†
Number of
Rights
UNITED STATES 0.0%
†
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 4.5%
Principal
Amount ($)
Bank of America NA, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$4,001,767, collateralized
by U.S. Government Agency
Securities, 3.50%, maturing
4/1/2042 - 4/1/2046; total
market value $4,080,000.(b) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$1,782,414, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $1,817,256.(b) 1,781,624 1,781,624
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$850,376, collateralized by
U.S. Government Treasury
Securities, ranging from
1.38% - 5.00%, maturing
5/15/2037 - 2/15/2052; total
market value $867,383.(b) 850,000 850,000
MetLife, Inc., 5.31%, dated
9/29/2023, due 10/2/2023,
repurchase price $7,003,098,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
5/15/2046; total market value
$7,143,912.(b) 7,000,000 7,000,000
Pershing LLC, 5.33%, dated
9/29/2023, due 10/2/2023,
repurchase price $1,000,445,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073; total
market value $1,020,000.(b) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $14,631,624) 14,631,624
Total Investments
(cost $318,580,637) — 102.6% 330,522,973
Liabilities in excess of other assets — (2.6)% (8,409,742)
NET ASSETS — 100.0%
$ 322,113,231
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $40,701,474, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,631,624 and by
$27,399,842 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $42,031,466.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$14,631,624.
ADR American Depositary Receipt
CVR Contingent Value Rights
REIT Real Estate Investment Trust

NVIT Multi-Manager Small Company Fund - September 30, 2023 (Unaudited) - Statement of Investments - 69
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

70 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Multi-Manager Small Company Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 3,384,474 $ – $ – $ 3,384,474
Air Freight & Logistics 112,203 – – 112,203
Automobile Components 6,847,546 – – 6,847,546
Banks 27,012,426 – – 27,012,426
Beverages 2,089,402 – – 2,089,402
Biotechnology 13,605,095 – – 13,605,095
Broadline Retail 1,694,946 – – 1,694,946
Building Products 4,039,178 – – 4,039,178
Capital Markets 5,570,893 – – 5,570,893
Chemicals 2,810,382 – – 2,810,382
Commercial Services & Supplies 7,613,460 – – 7,613,460
Communications Equipment 1,066,123 – – 1,066,123
Construction & Engineering 6,988,772 – – 6,988,772
Construction Materials 912,530 – – 912,530
Consumer Finance 10,406,378 – – 10,406,378
Consumer Staples Distribution & Retail 502,262 – – 502,262
Diversified Consumer Services 3,441,735 – – 3,441,735
Diversified REITs 260,526 – – 260,526
Diversified Telecommunication Services 601,266 – – 601,266
Electric Utilities 1,962,976 – – 1,962,976
Electrical Equipment 4,808,740 – – 4,808,740
Electronic Equipment, Instruments &
Components 5,364,205 – – 5,364,205
Energy Equipment & Services 7,547,042 – – 7,547,042
Entertainment 1,416,657 – – 1,416,657
Financial Services 6,074,387 – – 6,074,387
Gas Utilities 395,872 – – 395,872
Ground Transportation 4,235,990 – – 4,235,990
Health Care Equipment & Supplies 9,216,005 – – 9,216,005
Health Care Providers & Services 8,801,648 – – 8,801,648
Health Care Technology 4,401,908 – – 4,401,908
Hotel & Resort REITs 8,674,865 – – 8,674,865
Hotels, Restaurants & Leisure 5,414,131 – – 5,414,131
Household Durables 11,031,835 – – 11,031,835
Independent Power and Renewable
Electricity Producers 1,340,273 – – 1,340,273
Insurance 13,844,578 – – 13,844,578
Interactive Media & Services 221,638 – – 221,638
IT Services 3,407,771 – – 3,407,771
Leisure Products 719,530 – – 719,530
Life Sciences Tools & Services 3,273,945 – – 3,273,945
Machinery 8,160,416 – – 8,160,416
Media 2,132,916 – – 2,132,916
Metals & Mining 10,075,044 – – 10,075,044
Office REITs 2,333,578 – – 2,333,578
Oil, Gas & Consumable Fuels 24,729,168 – – 24,729,168
Paper & Forest Products 904,655 – – 904,655
Passenger Airlines 514,319 – – 514,319
Personal Care Products 3,069,561 – – 3,069,561
Pharmaceuticals 1,795,424 – – 1,795,424
Professional Services 3,978,005 – – 3,978,005
Real Estate Management & Development 1,867,231 – – 1,867,231
Semiconductors & Semiconductor
Equipment 9,492,955 – – 9,492,955
Software 24,436,019 – – 24,436,019
Specialty Retail 4,047,125 – – 4,047,125
Technology Hardware, Storage &
Peripherals 2,395,730 – – 2,395,730
Textiles, Apparel & Luxury Goods 4,296,859 – – 4,296,859

NVIT Multi-Manager Small Company Fund - September 30, 2023 (Unaudited) - Statement of Investments - 71
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Level 1 Level 2 Level 3 Total
Assets:
Tobacco $ 847,742 $ – $ – $ 847,742
Trading Companies & Distributors 9,568,227 – – 9,568,227
Wireless Telecommunication Services 132,782 – – 132,782
Total Common Stocks $ 315,891,349 $ – $ – $ 315,891,349
Repurchase Agreements – 14,631,624 – 14,631,624
Rights – – – –
Total $ 315,891,349 $ 14,631,624 $ – $ 330,522,973
As of September 30, 2023, the Fund held two common stock investments and one rights investment that were categorized as
Level 3 inves tments which were each valued at $0.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

72 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Real Estate Fund
Common Stocks 98.9%
Shares Value ($)
Construction & Engineering 0.6%
WillScot Mobile Mini Holdings
Corp.* 25,022 1,040,665
Diversified REITs 3.1%
American Assets Trust, Inc. 95,853 1,864,341
Empire State Realty Trust,
Inc., Class A 498,939 4,011,469
5,875,810
Health Care REITs 10.6%
CareTrust REIT, Inc. 241,841 4,957,741
Omega Healthcare Investors,
Inc. 117,851 3,907,939
Welltower, Inc. 140,561 11,514,757
20,380,437
Hotel & Resort REITs 1.5%
Ryman Hospitality Properties,
Inc. 34,754 2,894,313
Hotels, Restaurants & Leisure 2.0%
Hyatt Hotels Corp., Class A 26,933 2,857,053
Wynn Resorts Ltd. 10,335 955,057
3,812,110
Industrial REITs 17.0%
EastGroup Properties, Inc. 38,399 6,394,585
Plymouth Industrial REIT, Inc. 162,236 3,398,844
Prologis, Inc. 204,471 22,943,691
32,737,120
Office REITs 3.4%
Kilroy Realty Corp. 83,251 2,631,564
SL Green Realty Corp. 105,255 3,926,012
6,557,576
Real Estate Management & Development 3.9%
CBRE Group, Inc., Class A* 38,914 2,874,188
Corp. Inmobiliaria Vesta SAB
de CV, ADR-MX 88,631 2,913,301
Tricon Residential, Inc. 237,400 1,756,760
7,544,249
Common Stocks
Shares Value ($)
Residential REITs 16.3%
American Homes 4 Rent,
Class A 200,168 6,743,660
AvalonBay Communities, Inc. 63,661 10,933,140
Essex Property Trust, Inc. 23,081 4,895,249
UDR, Inc. 122,876 4,382,987
Veris Residential, Inc. 263,957 4,355,291
31,310,327
Retail REITs 12.3%
Brixmor Property Group, Inc. 339,556 7,055,974
Getty Realty Corp. 93,635 2,596,498
Kite Realty Group Trust 68,678 1,471,083
Phillips Edison & Co., Inc. 118,016 3,958,256
Simon Property Group, Inc. 41,392 4,471,578
Tanger Factory Outlet Centers,
Inc. 183,762 4,153,021
23,706,410
Specialized REITs 28.2%
American Tower Corp. 10,920 1,795,794
CubeSmart 75,923 2,894,944
Digital Realty Trust, Inc. 47,228 5,715,532
EPR Properties 73,976 3,072,963
Equinix, Inc. 22,757 16,527,499
Iron Mountain, Inc. 95,340 5,667,963
Public Storage 40,055 10,555,294
VICI Properties, Inc., Class A 240,589 7,001,140
Weyerhaeuser Co. 29,745 911,982
54,143,111
Total Investments
(cost $172,465,916) — 98.9% 190,002,128
Other assets in excess of liabilities — 1.1% 2,178,894
NET ASSETS — 100.0%
$ 192,181,022
* Denotes a non-income producing security.
ADR American Depositary Receipt
MX Mexico
REIT Real Estate Investment Trust

NVIT Real Estate Fund - September 30, 2023 (Unaudited) - Statement of Investments - 73
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 190,002,128 $ – $ – $ 190,002,128
Total $ 190,002,128 $ – $ – $ 190,002,128
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 7.8%
Principal
Amount ($) Value ($)
Airlines 0.9%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 273,000 237,207
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 2,025,381 1,691,193
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 230,801 223,432
2,151,832
Automobiles 2.2%
Ford Credit Auto Lease Trust,
Series 2023-B, Class C,
6.43%, 4/15/2027 985,000 983,244
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 559,373
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 458,254
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 1,560,000 1,456,284
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 885,836
Santander Bank Auto Credit-
Linked Notes, Series
2022-A, Class D, 9.97%,
5/15/2032(a) 1,075,000 1,038,675
5,381,666
Credit Card 0.5%
Continental Credit Card ABS
LLC, Series 2019-1A, Class
C, 6.16%, 8/15/2026(a) 1,200,000 1,156,567
Equipment Loans & Leases 0.3%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 731,101
Other 3 .9%
Arbor Realty Commercial Real
Estate Notes Ltd., Series
2021-FL4, Class E, 8.85%,
11/15/2036(a)(b) 1,500,000 1,392,781
MF1 Ltd., Series 2021-
FL7, Class D, 8.00%,
10/16/2036(a)(b) 1,435,000 1,359,635
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,788,559
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,373,344
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 627,839
Race Point VIII CLO Ltd.,
Series 2013-8A, Class CR2,
7.69%, 2/20/2030(a)(b) 650,000 638,284
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Sierra Timeshare Receivables
Funding LLC, Series
2019-1A, Class D, 4.75%,
1/20/2036(a) 114,366 110,450
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 912,898
Tricon American Homes Trust,
Series 2017-SFR2, Class F,
5.10%, 1/17/2036(a) 1,300,000 1,290,284
9,494,074
Total Asset-Backed Securities
(cost $20,716,303)
18,915,240
Collateralized Mortgage Obligations 14.2%
Bellemeade Re Ltd., Series
2021-3A, Class B1, 9.16%,
9/25/2031(a)(b) 2,100,000 2,064,897
Connecticut Avenue Securities
Trust
Series 2023-R03, Class
2M1, 7.81%, 4/25/2043(a)
(b) 942,943 953,813
Series 2023-R06, Class
1M1, 7.01%, 7/25/2043(a)
(b) 985,334 985,334
Eagle RE Ltd.
Series 2023-1, Class M1B,
0.00%, 9/26/2033(a)(b) 2,380,000 2,380,000
Series 2021-2, Class M2,
9.56%, 4/25/2034(a)(b) 2,690,000 2,730,377
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 618,931 422,350
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class
B2, 10.96%, 12/25/2050(a)
(b) 2,115,000 2,181,093
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 16.43%, 10/25/2048(a)
(b) 2,800,000 3,440,814
Series 2019-DNA3, Class
B2, 13.58%, 7/25/2049(a)(b) 1,360,000 1,508,105
FHLMC Structured Agency
Credit Risk Debt Notes
Series 2023-DNA2, Class
M1A, 7.41%, 4/25/2043(a)
(b) 1,126,965 1,137,525
Series 2020-HQA5, Class
B2, 12.71%, 11/25/2050(a)
(b) 1,140,000 1,251,451
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 84,762,665 861,909
GCAT Trust, Series 2021-
CM1, Class M1, 2.28%,
4/25/2065(a)(b) 805,000 614,291

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,897,960 350,448
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 954,339 167,434
Home RE Ltd., Series 2020-
1, Class B1, 12.43%,
10/25/2030(a)(b) 300,000 305,538
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 28,333,750 305,874
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 52,452,454 306,558
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 47,294,292 258,492
Oaktown Re III Ltd., Series
2019-1A, Class B1B,
9.78%, 7/25/2029(a)(b) 3,270,000 3,332,400
Oaktown Re VII Ltd., Series
2021-2, Class B1, 9.71%,
4/25/2034(a)(b) 1,390,000 1,397,842
Radnor RE Ltd.
Series 2023-1, Class M1A,
8.01%, 7/25/2033(a)(b) 1,930,000 1,939,577
Series 2023-1, Class M1B,
9.66%, 7/25/2033(a)(b) 510,000 513,825
STACR Trust, Series 2018-
HRP2, Class B2, 15.93%,
2/25/2047(a)(b) 2,000,000 2,307,391
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,533,336
Triangle Re Ltd., Series
2021-3, Class B1, 10.26%,
2/25/2034(a)(b) 910,000 905,517
Visio Trust, Series 2020-
1R, Class M1, 2.93%,
11/25/2055(a) 490,000 399,732
Total Collateralized Mortgage Obligations
(cost $32,940,760)
34,555,923
Commercial Mortgage-Backed Securities 7.4%
BX Trust, Series 2021-
ARIA, Class D, 7.34%,
10/15/2036(a)(b) 1,700,000 1,622,112
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.61%, 10/10/2048(b) 3,000,000 1,996,165
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 9.06%, 1/25/2051(a)(b) 1,275,000 1,226,911
Series 2021-MN3, Class
M2, 9.31%, 11/25/2051(a)
(b) 1,615,000 1,532,594
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
7.55%, 10/15/2036(a)(b) 700,000 647,644
Series 2021-IP, Class E,
9.00%, 10/15/2036(a)(b) 300,000 270,804
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.48%,
6/15/2049(a)(b) 2,500,000 1,053,563
Med Trust, Series 2021-
MDLN, Class F, 9.45%,
11/15/2038(a)(b) 1,084,794 1,029,997
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.34%, 4/15/2048(a)(b) 2,000,000 1,395,171
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,203,083
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 509,809
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
14.18%, 10/25/2049(a)(b) 2,136,000 2,067,542
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425 ,000 2,366,024
Total Commercial Mortgage-Backed
Securities
(cost $22,182,109) 17,921,419
Common Stocks 0.2%
Shares
Paper & Forest Products 0.0%
†
Catalyst Paper Corp. *^∞ 344,368 0
Passenger Airlines 0.2%
Grupo Aeromexico SAB de
CV *^∞ 43,743 401,600
Total Common Stocks
(cost $729,291)
401,600
Convertible Bond 0.6%
Principal
Amount ($)
Passenger Airlines 0.6%
Air Canada, 4.00%, 7/1/2025 1,377,000 1,542,529
Total Convertible Bond
(cost $1,424,486)
1,542,529

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Convertible Preferred Stock 0.4%
Principal
Amount ($) Value ($)
Banks 0.4%
Wells Fargo & Co., 7.50% 902 1,005,730
Total Convertible Preferred
Stock
(cost $1,268,738) 1,005,730
Corporate Bonds 56.9%
Air Freight & Logistics 0.3%
Rand Parent LLC ,
8.50%, 2/15/2030(a)(c) 850,000 786,336
Western Global Airlines LLC ,
10.38%, 8/15/2025(a)(d) 1,530,000 1,912
788,248
Automobile Components 0.5%
Dealer Tire LLC ,
8.00%, 2/1/2028(a)(c) 1,247,000 1,169,062
Automobiles 0.7%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(c) 950,000 928,772
6.20%, 9/21/2030(a) 770,000 758,423
1,687,195
Banks 14.5%
Banco Santander SA ,
6.92%, 8/8/2033(c) 800,000 764,387
Bank of America Corp. ,
(SOFR + 1.84%), 5.87%,
9/15/2034(c)(e) 1,175,000 1,143,487
Bank of Nova Scotia (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(e) 2,695,000 2,246,152
Barclays plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c)(e) 1,845,000 1,892,90 0
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.00%),
5.75%, 8/9/2033(c)(e) 1,155,000 1,065,909
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,280,000 1,253,734
Citigroup, Inc. ,
(SOFR + 2.66%), 6.17%,
5/25/2034(e) 1,110,000 1,060,742
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 815,597
Federation des Caisses
Desjardins du Quebec ,
5.70%, 3/14/2028(a)(c) 1,200,000 1,184,539
HSBC Holdings plc ,
(SOFR + 3.35%), 7.39%,
11/3/2028(e) 1,820,000 1,882,867
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,552,429
(SOFR + 2.09%), 6.11%,
9/11/2034(c)(e) 285,000 276,767
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(e) 1,380,000 1,390,084
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(e) 955,000 860,039
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.91%),
8.00%, 9/27/2029(e)(f) 1,000,000 896,466
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
4.98%, 8/11/2033(c)(e) 855,000 758,750
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(e) 1,407,000 1,455,300
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.35%),
3.03%, 11/28/2035(e) 1,815,000 1,366,002
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,108,880
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(c)(e) 535,000 485,164
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,082,908
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.95%),
6.69%, 1/10/2034(a)(e) 200,000 194,136
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
4.03%, 1/21/2043(a)(e) 1,255,000 787,417

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.58%),
6.30%, 7/6/2034(a)(e) 1,020,000 983,944
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(e) 2,350,000 1,993,546
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(c)(e) 3,000,000 2,730,483
US Bancorp ,
(SOFR + 2.11%), 4.97%,
7/22/2033(c)(e) 1,240,000 1,079,270
(SOFR + 2.09%), 5.85%,
10/21/2033(c)(e) 1,995,000 1,888,510
Wells Fargo & Co. ,
(SOFR + 1.99%), 5.56%,
7/25/2034(c)(e) 120,000 113,626
35,314,035
Building Products 0.1%
Fortune Brands Innovations,
Inc. ,
4.50%, 3/25/2052 335,000 246,762
Capital Markets 4.2%
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 1,310,000 1,167,231
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(e) 695,000 649,600
Nomura Holdings, Inc. ,
5.61%, 7/6/2029 2,400,000 2,324,901
Northern Trust Corp. ,
6.13%, 11/2/2032(c) 2,870,000 2,833,845
State Street Corp. ,
(SOFR + 1.89%), 5.16%,
5/18/2034(c)(e) 1,568,000 1,458,267
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(e) 1,890,000 1,812,899
10,246,743
Chemicals 1.3%
Albemarle Corp. ,
5.05%, 6/1/2032(c) 730,000 662,275
5.65%, 6/1/2052(c) 1,016,000 848,748
OCI NV ,
6.70%, 3/16/2033(a) 1,765,000 1,684,082
3,195,105
Consumer Finance 5.2%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 1,090,000 866,454
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(e) 1,040,000 1,017,634
8.00%, 11/1/2031 1,219,000 1,230,745
Avation Capital SA ,
6.50%, 10/31/2026(a)(g) 2,083,147 1,760,983
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a)(c) 1,485,000 1,459,018
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(e) 480,000 432,575
(SOFR + 2.86%), 6.38%,
6/8/2034(e) 1,260,000 1,189,082
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(c) 3,000,000 2,462,089
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(c) 2,340,000 2,285,255
12,703,835
Diversified REITs 0.6%
Uniti Group LP ,
6.00%, 1/15/2030(a) 2,200,000 1,397,000
Diversified Telecommunication Services 1.2%
Altice France SA ,
5.13%, 1/15/2029(a) 200,000 142,205
5.13%, 7/15/2029(a)(c) 1,785,000 1,268,967
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 1,355,000 670,454
Windstream Escrow LLC ,
7.75%, 8/15/2028(a)(c) 1,135,000 902,058
2,983,684
Electric Utilities 1.8%
Enel Finance International NV ,
5.00%, 6/15/2032(a) 2,050,000 1,854,590
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(d) 1,730,000 771,031
Monongahela Power Co. ,
5.85%, 2/15/2034(a) 315,000 309,184
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 1,195,000 1,177,128
6.95%, 10/15/2033(a) 295,000 289,346
4,401,279
Electrical Equipment 0.8%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 910,139
Regal Rexnord Corp. ,
6.30%, 2/15/2030(a) 1,030,000 994,952
1,905,091
Financial Services 4.4%
Alamo Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.18%), 12.62%,
6/7/2024(a)(e) 450,000 443,745

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Alamo Re Ltd.,
Series A, (T-BILL 1MO
+ 8.50%), 13.94%,
6/7/2026(a)(e) 450,000 457,335
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.25%),
10.46%, 6/8/2026(a)(e) 450,000 454,815
Series C-1, (3 Month
Treasury Bill Rate + 9.25%),
14.46%, 6/8/2026(a)(e) 450,000 464,985
Atlas Capital DAC ,
Series A, (SOFR + 7.25%),
12.58%, 6/5/2026(a)(e) 450,000 454,230
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.90%), 12.32%,
6/9/2025(a)(e) 450,000 443,925
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 6.50%), 11.97%,
4/28/2026(a)(e) 450,000 457,695
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.75%), 12.10%,
6/7/2026(a)(e) 450,000 458,955
Easton Re Pte. Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.53%), 9.97%,
1/8/2024(a)(e) 400,000 400,600
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.50%), 11.77%,
1/7/2026(a)(e) 450,000 449,640
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.00%), 18.44%,
2/24/2026(a)(e) 450,000 473,535
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.50%), 14.91%,
4/8/2026(a)(e) 450,000 468,450
Lightning Re ,
Series 2023, (3 Month
Treasury Bill Rate
+ 11.00%), 16.44%,
3/31/2026(a)(e) 400,000 418,040
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.75%), 4.75%,
4/9/2026(a)(e) 450,000 457,560
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
9.70%, 6/1/2026(a)(e) 450,000 447,300
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
17.77%, 1/8/2026(a)(e) 450,000 481,500
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.60%),
11.69%, 1/8/2025(a)(e) 450,000 436,905
Series A, (3 Month Treasury
Bill Rate + 9.25%), 14.52%,
1/8/2026(a)(e) 450,000 459,945
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 12.94%,
12/8/2025(a)(e) 450,000 462,645
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 8.96%,
4/7/2026(a)(e) 450,000 425,970
Series A, (3 Month Treasury
Bill Rate + 8.00%), 13.47%,
6/5/2026(a)(e) 450,000 466,740
(3 Month Treasury Bill
Rate + 5.75%), 11.21%,
4/7/2027(a)(e) 450,000 445,950
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.38%), 13.72%,
1/8/2025(a)(e) 450,000 432,720
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
10.89%, 12/6/2025(a)(e) 450,000 453,915
10,817,100
Food Products 1.4%
JBS USA LUX SA ,
5.75%, 4/1/2033(c) 645,000 589,893
6.50%, 12/1/2052(c) 1,285,000 1,150,455
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 2,245,000 1,737,293
3,477,641
Gas Utilities 0.7%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,708,107
Ground Transportation 0.3%
Ashtead Capital, Inc. ,
5.95%, 10/15/2033(a)(c) 700,000 664,550
Health Care Providers & Services 0.3%
CVS Health Corp. ,
5.25%, 2/21/2033(c) 805,000 762,664
Health Care REITs 0.7%
MPT Operating Partnership
LP ,
3.50%, 3/15/2031 2,550,000 1,592,398
Hotels, Restaurants & Leisure 1.1%
Deuce Finco plc ,
5.50%, 6/15/2027(a) GBP 655,000 700,748
Grupo Posadas SAB de CV ,
5.00%, 12/30/2027(a)(c)
(g)(h) 1,529,690 1,273,021

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Viking Ocean Cruises Ship VII
Ltd. ,
5.63%, 2/15/2029(a)(c) 910,000 823,550
2,797,319
Insurance 4.0%
Bonanza RE Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 5.75%),
11.14%, 3/16/2025(a)(e) 250,000 175,000
Series A, (3 Month Treasury
Bill Rate + 8.25%), 13.64%,
1/8/2026(a)(e) 450,000 452,475
Farmers Exchange Capital III ,
(ICE LIBOR USD 3
Month + 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 1,710,863
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.00%), 9.00%,
4/7/2026(a)(e) 400,000 400,920
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 16.25%), 21.67%,
3/11/2026(a)(e) 800,000 826,960
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.00%), 17.44%,
6/6/2025(a)(e) 400,000 418,960
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 714,200
Merna Reinsurance II Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.75%), 13.20%,
7/7/2026(a)(e) 400,000 405,440
Series B, (3 Month Treasury
Bill Rate + 10.25%),
15.70%, 7/7/2026(a)(e) 450,000 479,610
Metropolitan Life Global
Funding I ,
5.15%, 3/28/2033(a) 1,145,000 1,084,258
Mutual of Omaha Insurance
Co. ,
(ICE LIBOR USD 3
Month + 2.64%), 4.30%,
7/15/2054(a)(e) 170,000 165,873
Residential Reinsurance 2020
Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 8.24%), 13.66%,
12/6/2024(a)(e) 416,000 413,005
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 10.69%,
6/8/2026(a)(e) 450,000 457,425
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.25%), 17.70%,
2/27/2026(a)(e) 450,000 483,255
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.00%), 10.45%,
6/5/2026(a)(e) 450,000 455,400
Torrey Pines Re Pte. Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.18%), 9.37%,
6/7/2024(a)(e) 250,000 242,850
Vitality Re XII Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.21%,
1/7/2025(a)(e) 250,000 245,150
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 7.28%,
1/6/2026(a)(e) 450,000 441,225
Series B, (3 Month Treasury
Bill Rate + 2.75%), 8.21%,
1/6/2026(a)(e) 250,000 241,250
9,814,119
Machinery 1.0%
Nordson Corp. ,
5.60%, 9/15/2028 2,350,000 2,327,439
Media 1.1%
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a)(c) 2,384,000 1,822,888
CSC Holdings LLC ,
4.63%, 12/1/2030(a) 1,400,000 744,314
5.00%, 11/15/2031(a) 300,000 160,793
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(d) 693,000 13,860
2,741,855
Metals & Mining 0.0%
†
ATI, Inc. ,
7.25%, 8/15/2030(c) 48,000 47,640
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(e) 1,330,000 1,083,950
Office REITs 1.0%
Corporate Office Properties
LP ,
2.90%, 12/1/2033(c) 3,150,000 2,206,578
Highwoods Realty LP ,
3.05%, 2/15/2030 79,000 60,713
2.60%, 2/1/2031 83,000 59,596
2,326,887
Oil, Gas & Consumable Fuels 4.9%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 1,937,787
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 840,000 854,700

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(e) 990,000 981,853
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,173,000 1,011,326
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 677,387
International Petroleum Corp. ,
Reg. S, 7.25%, 2/1/2027(a)
(c) 1,154,000 1,077,836
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 2,116,091 1,622,809
Midwest Connector Capital
Co. LLC ,
4.63%, 4/1/2029(a) 481,000 439,624
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,519,222
SCC Power plc ,
8.00%, 12/31/2028(a)(g) 1,902,399 727,139
0.00%, 5/17/2032(a)(g) 1,030,465 114,382
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 961,114
11,925,179
Passenger Airlines 1.6%
ABRA Global Finance ,
6.00%, 3/2/2028(a)(g) 1,144,849 911,808
American Airlines, Inc. ,
5.75%, 4/20/2029(a) 345,000 320,867
Grupo Aeromexico SAB de
CV ,
8.50%, 3/17/2027(a) 1,115,000 1,044,197
VistaJet Malta Finance plc ,
7.88%, 5/1/2027(a)(c) 810,000 697,613
6.38%, 2/1/2030(a)(c) 1,192,000 920,647
3,895,132
Personal Care Products 0.4%
Coty, Inc. ,
5.75%, 9/15/2028(a) EUR 895,000 948,567
Pharmaceuticals 0.0%
†
Tricida, Inc. ,
3.50%, 5/15/2027∞ 2,520,000 0
Real Estate Management & Development 0.4%
Kennedy-Wilson, Inc. ,
4.75%, 2/1/2030 1,160,000 865,493
Residential REITs 0.9%
Sun Communities Operating
LP ,
5.70%, 1/15/2033(c) 2,305,000 2,178,027
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment 0.3%
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 660,000 630,466
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc. ,
5.05%, 7/15/2033 1,770,000 1,642,225
5.75%, 1/15/2034 225,000 219,493
1,861,718
Total Corporate Bonds
(cost $156,620,890)
138,504,290
Foreign Government Security 0.3%
SERBIA 0.3%
Republic of Serbia,
2.05%, 9/23/2036(a) EUR 1,225,000 764,775
Total Foreign Government Security
(cost $1,400,414)
764,775
Loan Participations 0.6%
Media 0.6%
Radiate Holdco LLC, Term
Loan B, (SOFR + 3.25%),
8.68%, 9/25/2026 (e) 1,655,513 1,350,203
0
Oil & Gas Services 0.0%
†
ProFrac Holdings II LLC, Term
Loan, (SOFR + 7.25%),
12.78%, 3/4/2025 (e) 73,963 73,870
0
Total Loan Participations
(cost $1,727,525) 1,424,073
Warrants 0.0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 20,196
Total Warrants (cost $0) 20,196
Repurchase Agreements 5.6%
Principal
Amount ($) Value ($)
Bank of America NA
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,442, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing 4/1/2042
- 4/1/2046; total market
value $1,020,000. (i) 1,000,000 1,000,000

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002. (i) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$7,780,021, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$7,932,104. (i) 7,776,573 7,776,573
Pershing LLC
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$3,001,333, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$3,060,000. (i) 3,000,000 3,000,00 0
Total Repurchase Agreements
(cost $13,776,573)
13,776,573
Total Investments
(cost $252,787,089) — 94.0%
228,832,348
Other assets in excess of
liabilities — 6.0% 14,670,016
NET ASSETS — 100.0%
$ 243,502,364
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $145,991,418 which represents 59.96% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $24,811,202, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,776,573 and by
$11,965,335 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $25,741,908.
(d) Security in default.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2023.
The maturity date reflects the next call date.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$13,776,573.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
Currency:
EUR Euro
GBP British Pound
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX North
American High
Yield Index Series
40-V1 5.00 Quarterly 6/20/2028 4.54 USD 69,600,000 (1,132,598) (139,479) (1,272,077)
Markit CDX
North American
Investment Grade
Index Series
40-V1 1.00 Quarterly 6/20/2028 0.68 USD 23,500,000 (204,321) (118,118) (322,439)
(1,336,919) (257,597) (1,594,516)
As of September 30, 2023, the Fund had $3,869,989 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 2,677,936 EUR 2,511,150 JPMorgan Chase Bank 10/25/2023 20,553
USD 684,103 GBP 556,985 Brown Brothers Harriman Co. 10/25/2023 4,431
Total unrealized appreciation 24,984
USD 61,325 MXN 1,098,151 Bank of America NA 12/19/2023 (857)
USD 488,907 MXN 8,747,683 Morgan Stanley Co., Inc. 12/19/2023 (6,426)
Total unrealized depreciation (7,283)
Net unrealized appreciation 17,701
Currency:
EUR Euro
GBP British pound
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 106 12/2023 USD 21,487,359 (56,029)
U.S. Treasury 5 Year Note 26 12/2023 USD 2,739,344 (2,503)
U.S. Treasury Long Bond 53 12/2023 USD 6,030,406 (318,676)
Total long contracts (377,208)
Short Contracts
Euro-Bobl (14) 12/2023 EUR (1,713,274) 22,036
Euro-Bund (29) 12/2023 EUR (3,944,135) 112,513
U.S. Treasury 10 Year Note (29) 12/2023 USD (3,133,812) 56,177
U.S. Treasury 10 Year Ultra Note (421) 12/2023 USD (46,967,812) 1,389,803
U.S. Treasury Ultra Bond (43) 12/2023 USD (5,103,562) 386,633
Total short contracts 1,967,162
Net contracts 1,589,954
As of September 30, 2023, the Fund had $1,465,177 segregated as collateral with the broker for open futures contracts.
Currency:
EUR Euro
USD United States Dollar

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts, and financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 18,915,240 $ – $ 18,915,240
Collateralized Mortgage Obligations – 34,555,923 – 34,555,923
Commercial Mortgage-Backed Securities – 17,921,419 – 17,921,419
Common Stocks – – 401,600 401,600
Convertible Bond – 1,542,529 – 1,542,529
Convertible Preferred Stock 1,005,730 – – 1,005,730
Corporate Bonds – 138,504,290 – 138,504,290
Foreign Government Security – 764,775 – 764,775
Forward Foreign Currency Contracts – 24,984 – 24,984
Futures Contracts 1,967,162 – – 1,967,162
Loan Participations – 1,424,073 – 1,424,073
Repurchase Agreements – 13,776,573 – 13,776,573
Warrants 20,196 – – 20,196
Total Assets $ 2,993,088 $ 227,429,806 $ 401,600 $ 230,824,494
Liabilities:
Credit Default Swaps† $ – $ (257,597) $ – $ (257,597)
Forward Foreign Currency Contracts – (7,283) – (7,283)
Futures Contracts (377,208) – – (377,208)
Total Liabilities $ (377,208) $ (264,880) $ – $ (642,088)
Total $ 2,615,880 $ 227,164,926 $ 401,600 $ 230,182,406
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
As of September 30, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 42,434 42,434
Transfers into Level 3 359,166 359,166
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ 401,600 $ 401,600
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ 42,434 $ 42,434

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Amundi Multi Sector Bond Fund
receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(b) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:

NVIT Amundi Multi Sector Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 24,984
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 1,967,162
Total $ 1,992,146
Liabilities:
Swap Contracts†
Credit risk Unrealized depreciation on centrally cleared swap contracts $ (257,597)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (7,283)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (377,208)
Total $ (642,088)
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 8.5%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 35,558 34,423
Automobiles 1.5%
AmeriCredit Automobile
Receivables Trust
Series 2022-1, Class A2,
2.05%, 1/20/2026 108,299 108,090
Series 2022-2, Class B,
4.81%, 4/18/2028 1,814,000 1,771,434
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,319,088
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,496,000 1,496,907
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 1,765,000 1,767,575
Exeter Automobile
Receivables Trust, Series
2022-3A, Class B, 4.86%,
12/15/2026 2,644,000 2,625,002
Ford Credit Auto Owner Trust,
Series 2022-C, Class A4,
4.59%, 12/15/2027 4,071,000 3,978,570
Santander Drive Auto
Receivables Trust
Series 2022-1, Class B,
2.36%, 8/17/2026 4,273,000 4,213,895
Series 2022-5, Class A3,
4.11%, 8/17/2026 1,539,659 1,529,302
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 2,018,000 2,015,038
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 4,393,000 4,391,045
26,215,946
Equipment Loans & Leases 0.3%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 652,619 646,416
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 4,184,000 4,184,131
4,830,547
Other 6.2%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
6.63%, 4/21/2035(a)(b) 8,660,000 8,567,485
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 7.09%,
4/15/2034(a)(b) 5,600,000 5,483,716
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,451,827
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,112,745 3,600,194
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,326,428
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 7.12%,
10/15/2033(a)(b) 7,250,000 7,057,309
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 483,411 463,087
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 978,833 983,668
Marlette Funding Trust, Series
2022-3A, Class A, 5.18%,
11/15/2032(a) 458,760 456,927
MCF CLO IX Ltd., Series
2019-1A, Class A1R,
6.81%, 7/17/2031(a)(b) 6,213,000 6,117,867
MF1 Ltd.
Series 2021-FL7, Class AS,
6.90%, 10/16/2036(a)(b) 6,378,500 6,176,380
Series 2022-FL8, Class A,
6.68%, 2/19/2037(a)(b) 4,332,500 4,266,037
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
6.61%, 4/14/2035(a)(b) 12,721,428 12,580,042
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,267,177
Pagaya AI Debt Selection
Trust, Series 2021-3, Class
A, 1.15%, 5/15/2029(a) 106,368 105,972
PFS Financing Corp., Series
2021-B, Class A, 0.77%,
8/15/2026(a) 8,280,000 7,895,345
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 1,539,957 1,460,381
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,389,162
Stratus CLO Ltd., Series
2021-3A, Class A, 6.54%,
12/29/2029(a)(b) 4,680,834 4,661,283
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 3,001,813 2,631,428
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 3,045,167 2,600,144

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.77%,
7/21/2034(a)(b) 1,450,000 1,436,335
Upstart Securitization Trust,
Series 2021-5, Class A,
1.31%, 11/20/2031(a) 484,204 476,841
Voya CLO Ltd., Series
2019-2A, Class A, 6.86%,
7/20/2032(a)(b) 14,600,000 14,578,713
108,033,748
Student Loan 0.5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 5,422,696 4,538,556
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 5,364,529 4,527,807
9,066,363
Total Asset-Backed Securities
(cost $155,602,726)
148,181,027
Collateralized Mortgage Obligations 1.2%
Angel Oak Mortgage Trust,
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 490,364 469,359
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 1,766,470 1,759,118
GCAT Trust, Series 2019-
NQM3, Class A1, 2.69%,
11/25/2059(a)(b) 763,127 700,981
GNMA REMICS, Series
2023-19, Class WB, 5.69%,
11/20/2051(b) 2,482,656 2,482,664
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 2,041,309 2,008,333
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 1,104,495 982,733
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 8,036,943 6,583,025
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 2,306,907 1,815,163
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,709,764 1,563,369
Verus Securitization Trust
Series 2019-4, Class A1,
2.64%, 11/25/2059(a)(c) 295,494 281,324
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,882,136 2,389,378
Total Collateralized Mortgage Obligations
(cost $23,844,202)
21,035,447
Commercial Mortgage-Backed Securities 0.8%
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,182,953
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,623,651
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,534,888
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,620,000 2,403,974
Total Commercial Mortgage-Backed
Securities
(cost $15,561,268) 13,745,466
Corporate Bonds 49.0%
Aerospace & Defense 1.6%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,230,072
3.63%, 2/1/2031 10,130,000 8,750,203
5.71%, 5/1/2040 1,560,000 1,439,260
5.81%, 5/1/2050 3,910,000 3,540,572
Northrop Grumman Corp. ,
3.25%, 1/15/2028 3,388,000 3,107,078
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 3,620,000 3,492,787
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 705,000 692,719
7.50%, 3/15/2027 425,000 425,773
5.50%, 11/15/2027 610,000 571,173
6.75%, 8/15/2028(a) 863,000 849,614
27,099,251
Automobiles 0.7%
Ford Motor Co. ,
4.75%, 1/15/2043 360,000 262,779
5.29%, 12/8/2046(d) 360,000 273,724
General Motors Co. ,
6.80%, 10/1/2027 3,845,000 3,923,874
Stellantis Finance US, Inc. ,
2.69%, 9/15/2031(a) 1,521,000 1,172,294
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,339,643
3.75%, 5/13/2030(a) 4,385,000 3,809,453
12,781,767

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks 7.1%
Banco Santander SA ,
Reg. S, (USD SOFR
Spread-Adjusted ICE Swap
Rate 5 Year + 4.99%),
7.50%, 2/08/2024(e)(f) 1,200,000 1,167,240
5.59%, 8/8/2028 5,400,000 5,282,495
2.75%, 12/3/2030 4,400,000 3,278,660
Bank of America Corp. ,
Series JJ, (CME Term
SOFR 3 Month + 3.55%),
5.13%, 6/20/2024(e)(f) 1,870,000 1,812,800
Series X, (CME Term SOFR
3 Month + 3.97%), 6.25%,
9/05/2024(e)(f) 1,240,000 1,219,953
4.45%, 3/3/2026 4,155,000 4,001,807
Series FF, (CME Term
SOFR 3 Month + 3.19%),
5.88%, 3/15/2028(e)(f) 1,000,000 907,162
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(f) 3,125,000 2,878,103
(SOFR + 2.15%), 2.59%,
4/29/2031(f) 4,605,000 3,700,537
(SOFR + 1.32%), 2.69%,
4/22/2032(f) 5,870,000 4,613,474
(SOFR + 1.22%), 2.30%,
7/21/2032(f) 5,145,000 3,898,522
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.63%, 2/25/2031(a)(e)(f) 1,290,000 915,998
Citigroup, Inc. ,
Series U, (SOFR + 3.81%),
5.00%, 9/12/2024(e)(f) 1,239,000 1,171,686
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 675,157
(CME Term SOFR 3
Month + 1.16%), 3.35%,
4/24/2025(f) 5,475,000 5,377,349
Series W, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.60%), 4.00%,
12/10/2025(e)(f) 840,000 734,791
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(f) 2,080,000 1,938,952
Citizens Bank NA ,
2.25%, 4/28/2025 729,000 674,983
(SOFR + 1.45%), 6.06%,
10/24/2025(f) 3,135,000 3,024,768
Citizens Financial Group, Inc. ,
Series B, (CME Term SOFR
3 Month + 3.26%), 8.53%,
1/06/2024(e)(f) 2,650,000 2,371,750
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 586,604
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.65%),
4.60%, 12/17/2030(e)(f) 5,582,000 4, 218,264
ING Groep NV ,
(USD Swap Semi 5
Year + 4.45%), 6.50%,
4/16/2025(e)(f) 1,000,000 942,508
(SOFR + 1.64%), 3.87%,
3/28/2026(d)(f) 7,254,000 7,000,811
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,226,502
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.60%),
4.20%, 6/1/2032(a)(f) 1,975,000 1,455,271
JPMorgan Chase & Co. ,
Series CC, (CME Term
SOFR 3 Month + 2.84%),
8.21%, 11/01/2023(e)(f) 1,430,000 1,428,306
Series FF, (CME Term
SOFR 3 Month + 3.38%),
5.00%, 8/01/2024(e)(f) 1,385,000 1,338,699
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,065,561
(CME Term SOFR 3
Month + 1.42%), 3.22%,
3/1/2025(f) 9,650,000 9,523,410
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 392,777
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(f) 4,550,000 3,805,015
(SOFR + 1.07%), 1.95%,
2/4/2032(f) 4,610,000 3,496,100
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(f) 2,385,000 1,498,043
NatWest Group plc ,
4.60%, 6/28/2031(e)(g) 1,890,000 1,250,959
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(f) 1,280,000 1,248,334
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.14%),
4.30%, 8/19/2028(a)(e)(f) 1,820,000 1,321,722
Toronto-Dominion Bank (The) ,
5.53%, 7/17/2026 6,291,000 6,245,149

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
Series L, (CME Term SOFR
3 Month + 3.36%), 8.77%,
12/15/2024(e)(f) 760,000 748,602
Series P, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.61%),
4.95%, 9/01/2025(e)(f) 590,000 542,553
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 10
Year + 4.35%), 5.10%,
3/01/2030(e)(f) 650,000 555,725
(SOFR + 2.36%), 5.87%,
6/8/2034(f) 742,000 698,388
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(f) 1,532,000 1,444,906
Wells Fargo & Co. ,
Series S, 5.90%,
6/15/2024(c)(e)(g) 1,290,000 1,264,142
Series U, (ICE LIBOR USD
3 Month + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 632,474
Series BB, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.45%), 3.90%,
3/15/2026(e)(f) 1,335,000 1,165,920
(SOFR + 2.00%), 2.19%,
4/30/2026(f) 1,680,000 1,577,408
(SOFR + 1.51%), 3.53%,
3/24/2028(f) 3,183,000 2,923,183
(SOFR + 1.74%), 5.57%,
7/25/2029(f) 2,408,000 2,349,225
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(d)(f) 8,980,000 7,475,450
(SOFR + 2.53%), 3.07%,
4/30/2041(f) 5,055,000 3,396,221
123,464,419
Beverages 1.1%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,805,000 2,444,681
Anheuser-Busch InBev
Worldwide, Inc. ,
4.50%, 6/1/2050 7,843,000 6,554,620
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,345,398
2.88%, 5/1/2030 6,555,000 5,501,332
2.25%, 8/1/2031 2,625,000 2,044,857
18,890,888
Biotechnology 1.2%
AbbVie, Inc. ,
2.95%, 11/21/2026(d) 12,930,000 11,999,183
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 995,549
2.80%, 8/15/2041 5,190,000 3,366,682
5.65%, 3/2/2053 2,441,000 2,284,587
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,615,707
20,261,708
Broadline Retail 0.4%
Amazon.com, Inc. ,
3.10%, 5/12/2051 3,765,000 2,484,585
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 2,885,000 2,445,730
Prosus NV ,
3.26%, 1/19/2027(a) 2,250,000 1,993,281
6,923,596
Building Products 0.4%
Carrier Global Corp. ,
2.49%, 2/15/2027(d) 1,046,000 941,993
2.72%, 2/15/2030 3,515,000 2,929,318
Smyrna Ready Mix Concrete
LLC ,
6.00%, 11/1/2028(a) 2,710,000 2,502,579
6,373,890
Capital Markets 2.4%
Goldman Sachs Group, Inc.
(The) ,
Series Q, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.62%), 5.50%,
8/10/2024(e)(f) 968,000 943,538
Series R, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.22%), 4.95%,
2/10/2025(e)(f) 1,144,000 1,059,371
(CME Term SOFR 3
Month + 1.46%), 3.27%,
9/29/2025(f) 2,200,000 2,131,786
Series T, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.97%),
3.80%, 5/10/2026(e)(f) 605,000 493,332
Series U, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.92%), 3.65%,
8/10/2026(e)(f) 1,060,000 854,446
(SOFR + 1.09%), 1.99%,
1/27/2032(d)(f) 4,720,000 3,538,220
(SOFR + 1.28%), 2.62%,
4/22/2032(f) 5,415,000 4,229,531
(SOFR + 1.25%), 2.38%,
7/21/2032(f) 6,565,000 4,999,829
Morgan Stanley ,
(SOFR + 1.15%), 2.72%,
7/22/2025(f) 3,440,000 3,338,453
3.63%, 1/20/2027 4,000,000 3,734,140
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(f) 2,825,000 2,575,988
(SOFR + 1.14%), 2.70%,
1/22/2031(f) 7,235,000 5,915,415

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.02%), 1.93%,
4/28/2032(f) 4,630,000 3,439,161
Nasdaq, Inc. ,
5.35%, 6/28/2028 1,398,000 1,372,459
5.95%, 8/15/2053 366,000 341,874
UBS Group AG ,
Reg. S, (USD Swap Semi
5 Year + 4.59%), 6.88%,
8/07/2025(e)(f) 1,276,000 1,202,997
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.31%),
4.38%, 2/10/2031(a)(e)(f) 1,040,000 745,080
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(f) 1,359,000 1,343,118
42,258,738
Chemicals 1.5%
Alpek SAB de CV ,
3.25%, 2/25/2031(a) 4,982,000 3,910,629
Braskem Idesa SAPI ,
7.45%, 11/15/2029(a) 785,000 489,233
6.99%, 2/20/2032(a)(d) 3,628,000 2,181,310
Braskem Netherlands Finance
BV ,
4.50%, 1/31/2030(a) 5,844,000 4,763,024
Celanese US Holdings LLC ,
6.17%, 7/15/2027 7,573,000 7,467,506
Orbia Advance Corp. SAB de
CV ,
2.88%, 5/11/2031(a) 1,769,000 1,376,767
Sasol Financing USA LLC ,
5.88%, 3/27/2024 400,000 396,059
4.38%, 9/18/2026 200,000 177,297
6.50%, 9/27/2028 400,000 357,316
Sherwin-Williams Co. (The) ,
2.90%, 3/15/2052 5,312,000 3,072,284
Tronox, Inc. ,
4.63%, 3/15/2029(a) 290,000 234,032
Westlake Corp. ,
3.38%, 8/15/2061 2,530,000 1,398,791
25,824,248
Commercial Services & Supplies 0.1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 572,399
6.25%, 1/15/2028(a)(d) 1,250,000 1,157,711
1,730,110
Construction Materials 0.1%
Cemex SAB de CV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.16%),
9.13%, 3/14/2028(a)(d)(e)(f) 1,420,000 1,478,227
Consumer Finance 2.9%
AerCap Ireland Capital DAC ,
3.30%, 1/30/2032 6,420,000 5,103,334
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,290,232
Capital One Financial Corp. ,
(SOFR + 0.69%), 6.02%,
12/6/2024(f) 6,065,000 5,996,827
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 750,591
Discover Financial Services ,
Series C, (CME Term SOFR
3 Month + 3.34%), 5.50%,
10/30/2027(e)(f) 3,050,000 2,214,679
6.70%, 11/29/2032(d) 1,606,000 1,552,409
Ford Motor Credit Co. LLC ,
3.37%, 11/17/2023 2,900,000 2,882,810
2.30%, 2/10/2025 10,914,000 10,236,974
4.13%, 8/17/2027 7,453,000 6,788,013
5.11%, 5/3/2029 585,000 535,468
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,272,400
2.35%, 1/8/2031(d) 10,208,000 7,721,224
Synchrony Financial ,
2.88%, 10/28/2031(d) 5,103,000 3,615,520
50,960,481
Consumer Staples Distribution & Retail 0.4%
7-Eleven, Inc. ,
1.80%, 2/10/2031(a) 3,130,000 2,373,159
Sysco Corp. ,
6.60%, 4/1/2050(d) 1,511,000 1,559,880
3.15%, 12/14/2051 2,505,000 1,540,323
US Foods, Inc. ,
7.25%, 1/15/2032(a) 652,000 651,341
6,124,703
Containers & Packaging 0.6%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a) 200,000 192,193
4.00%, 9/1/2029(a) 3,043,000 2,381,364
Graham Packaging Co., Inc. ,
7.13%, 8/15/2028(a) 295,000 247,137
LABL, Inc. ,
5.88%, 11/1/2028(a)(d) 1,187,000 1,065,593
Sealed Air Corp. ,
1.57%, 10/15/2026(a) 6,640,000 5,780,243
6.13%, 2/1/2028(a) 271,000 262,469
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(c) 585,000 534,623
10,463,622
Diversified REITs 0.4%
GLP Capital LP ,
3.25%, 1/15/2032(d) 1,358,000 1,053,929

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Simon Property Group LP ,
5.85%, 3/8/2053 1,734,000 1,600,901
VICI Properties LP ,
3.50%, 2/15/2025(a) 3,660,000 3,501,813
6,156,643
Diversified Telecommunication Services 1.5%
Altice France Holding SA ,
6.00%, 2/15/2028(a)(d) 1,010,000 499,370
Altice France SA ,
8.13%, 2/1/2027(a) 355,000 314,813
5.50%, 1/15/2028(a) 540,000 415,917
AT&T, Inc. ,
4.35%, 3/1/2029 2,955,000 2,749,990
2.25%, 2/1/2032 4,105,000 3,089,542
3.50%, 6/1/2041 1,420,000 986,517
3.50%, 9/15/2053 12,145,000 7,503,777
3.65%, 9/15/2059 1,290,000 784,898
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 100,000 96,592
4.75%, 3/1/2030(a) 55,000 46,170
Frontier Communications
Holdings LLC ,
5.00%, 5/1/2028(a)(d) 220,000 187,841
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 201,337
8.75%, 3/15/2032 265,000 306,564
Verizon Communications, Inc. ,
1.50%, 9/18/2030(d) 6,085,000 4,616,049
2.65%, 11/20/2040 1,185,000 750,127
3.70%, 3/22/2061 5,420,000 3,449,046
Virgin Media Finance plc ,
5.00%, 7/15/2030(a)(d) 585,000 459,827
26,458,377
Electric Utilities 2.6%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a)(d) 3,964,190 3,369,172
American Electric Power Co.,
Inc. ,
2.03%, 3/15/2024 3,156,000 3,097,029
CenterPoint Energy Houston
Electric LLC ,
5.30%, 4/1/2053(d) 516,000 482,365
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,422,614
Duke Energy Corp. ,
3.50%, 6/15/2051(d) 2,665,000 1,726,495
5.00%, 8/15/2052(d) 7,175,000 5,964,331
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,587,879
Edison International ,
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.90%), 5.00%,
12/15/2026(e)(f) 2,457,000 2,099,937
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 771,438
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Electricite de France SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 5.41%),
9.13%, 3/15/2033(a)(e)(f) 1,670,000 1,739,699
6.90%, 5/23/2053(a) 1,818,000 1,803,917
Enel Finance America LLC ,
7.10%, 10/14/2027(a) 1,292,000 1,336,534
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,463,491
Exelon Corp. ,
4.05%, 4/15/2030 6,194,000 5,574,663
FirstEnergy Corp. ,
Series C, 7.38%,
11/15/2031 45,000 49,107
Series C, 5.10%,
7/15/2047(c) 450,000 381,896
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 354,650
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,525,571
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028 2,320,000 1,963,076
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 490,000 371,741
3.88%, 2/15/2032(a) 385,000 289,016
Pacific Gas and Electric Co. ,
3.25%, 6/1/2031 5,875,000 4,668,769
3.30%, 8/1/2040 1,410,000 902,785
Southwestern Public Service
Co. ,
Series 8, 3.15%, 5/1/2050 2,825,000 1,736,297
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a) 270,000 232,101
45,914,573
Energy Equipment & Services 0.2%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 2,886,000 2,590,257
Entertainment 0.4%
Live Nation Entertainment,
Inc. ,
6.50%, 5/15/2027(a) 785,000 774,003
4.75%, 10/15/2027(a)(d) 385,000 352,516
Netflix, Inc. ,
5.88%, 11/15/2028(d) 1,862,000 1,872,541
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025 4,095,000 3,949,586
6,948,646
Financial Services 0.9%
EDP Finance BV ,
6.30%, 10/11/2027(a) 653,000 661,659
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,205,666
Global Payments, Inc. ,
5.40%, 8/15/2032 2,653,000 2,486,794
Jackson Financial, Inc. ,
3.13%, 11/23/2031 10,714,000 8,211,450

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
MPH Acquisition Holdings
LLC ,
5.75%, 11/1/2028(a)(d) 1,410,000 1,058,205
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,844,096
16,467,870
Food Products 0.7%
J M Smucker Co. (The) ,
2.75%, 9/15/2041 4,817,000 3,029,423
Kraft Heinz Foods Co. ,
5.20%, 7/15/2045 35,000 30,580
4.88%, 10/1/2049 5,265,000 4,394,889
NBM US Holdings, Inc. ,
7.00%, 5/14/2026(a) 4,285,000 4,249,204
11,704,096
Ground Transportation 0.2%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(f) 229,000 224,379
Canadian Pacific Railway Co. ,
3.00%, 12/2/2041 2,941,000 2,288,942
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,068,968
3,582,289
Health Care Equipment & Supplies 0.1%
Stryker Corp. ,
0.60%, 12/1/2023(d) 2,350,000 2,329,055
Health Care Providers & Services 0.8%
Community Health Systems,
Inc. ,
8.00%, 3/15/2026(a) 430,000 409,821
5.63%, 3/15/2027(a)(d) 125,000 107,214
8.00%, 12/15/2027(a)(d) 479,000 446,668
6.00%, 1/15/2029(a) 135,000 109,023
6.88%, 4/15/2029(a) 850,000 451,367
6.13%, 4/1/2030(a) 885,000 450,244
4.75%, 2/15/2031(a)(d) 220,000 155,698
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,830,945
1.75%, 8/21/2030 4,080,000 3,139,564
5.88%, 6/1/2053(d) 577,000 533,576
HCA, Inc. ,
7.69%, 6/15/2025 85,000 86,977
5.38%, 9/1/2026 690,000 677,166
3.13%, 3/15/2027(d) 1,099,000 998,539
5.63%, 9/1/2028 145,000 141,384
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 1,856,000 1,778,103
6.13%, 10/1/2028 1,370,000 1,286,087
13,602,376
Health Care REITs 0.3%
Ventas Realty LP ,
3.50%, 4/15/2024 6,105,000 6,016,204
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure 1.1%
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 350,000 345,209
8.13%, 7/1/2027(a)(d) 770,000 773,671
7.00%, 2/15/2030(a) 1,648,000 1,603,606
Sands China Ltd. ,
3.10%, 3/8/2029(c) 200,000 165,474
4.88%, 6/18/2030(c)(d) 4,200,000 3,625,702
Starbucks Corp. ,
2.55%, 11/15/2030 5,610,000 4,606,444
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a)(d) 8,198,000 7,107,277
5.63%, 8/26/2028(a) 1,950,000 1,690,557
19,917,940
Independent Power and Renewable Electricity Producers
0.5%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(f) 5,000,000 4,699,138
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033 4,027,000 3,926,463
8,625,601
Industrial REITs 0.1%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,568,780
Insurance 1.7%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 8,200,000 5,822,864
American International Group,
Inc. ,
4.38%, 6/30/2050(d) 4,738,000 3,672,038
Jackson National Life Global
Funding ,
1.75%, 1/12/2025(a) 5,963,000 5,598,821
Liberty Mutual Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.32%),
4.13%, 12/15/2051(a)(f) 5,514,000 4,533,253
Massachusetts Mutual Life
Insurance Co. ,
3.73%, 10/15/2070(a) 5,250,000 3,195,430
MetLife, Inc. ,
6.40%, 12/15/2036 7,586,000 7,412,428
30,234,834
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
4.45%, 8/15/2052 4,840,000 3,831,177
IT Services 0.1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 920,023

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0.3%
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 4,784,000 4,384,672
Media 1.8%
AMC Networks, Inc. ,
4.25%, 2/15/2029 4,071,000 2,497,947
Charter Communications
Operating LLC ,
2.80%, 4/1/2031 2,835,000 2,210,894
5.75%, 4/1/2048 2,009,000 1,604,108
4.80%, 3/1/2050 1,720,000 1,202,738
3.70%, 4/1/2051 2,565,000 1,492,555
Comcast Corp. ,
2.35%, 1/15/2027 7,820,000 7,082,742
3.30%, 2/1/2027 2,740,000 2,558,342
Cox Communications, Inc. ,
4.80%, 2/1/2035(a) 6,985,000 6,037,049
CSC Holdings LLC ,
7.50%, 4/1/2028(a)(d) 505,000 327,894
6.50%, 2/1/2029(a) 200,000 165,687
5.75%, 1/15/2030(a) 2,425,000 1,358,717
4.63%, 12/1/2030(a) 445,000 236,586
Outfront Media Capital LLC ,
5.00%, 8/15/2027(a)(d) 531,000 467,854
Paramount Global ,
4.20%, 5/19/2032(d) 4,317,000 3,431,864
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a)(d) 139,000 134,761
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a)(d) 440,000 379,685
31,189,423
Metals & Mining 0.1%
ArcelorMittal SA ,
7.00%, 10/15/2039(c)(d) 285,000 285,504
6.75%, 3/1/2041(c) 95,000 90,542
CSN Inova Ventures ,
6.75%, 1/28/2028(a) 219,000 202,659
Freeport-McMoRan, Inc. ,
5.25%, 9/1/2029 245,000 231,473
5.40%, 11/14/2034 385,000 352,367
5.45%, 3/15/2043 825,000 703,391
1,865,936
Multi-Utilities 0.3%
DTE Energy Co. ,
Series F, 1.05%,
6/1/2025(d) 2,645,000 2,440,008
NiSource, Inc. ,
5.25%, 3/30/2028 485,000 475,319
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,355,452
5,270,779
Office REITs 0.2%
Boston Properties LP ,
3.80%, 2/1/2024 2,736,000 2,710,706
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels 7.5%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 474,440
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 6,495,000 6,193,894
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(d) 795,000 719,851
3.25%, 1/31/2032(d) 630,000 500,723
5.95%, 6/30/2033(a) 874,000 842,947
CITGO Petroleum Corp. ,
7.00%, 6/15/2025(a)(d) 2,743,000 2,702,205
8.38%, 1/15/2029(a) 269,000 268,651
Columbia Pipelines Holding
Co. LLC ,
6.06%, 8/15/2026(a) 689,000 691,161
Columbia Pipelines Operating
Co. LLC ,
6.54%, 11/15/2053(a) 1,524,000 1,489,903
Crestwood Midstream
Partners LP ,
7.38%, 2/1/2031(a) 352,000 358,494
CVR Energy, Inc. ,
5.25%, 2/15/2025(a) 2,793,000 2,724,655
DT Midstream, Inc. ,
4.13%, 6/15/2029(a)(d) 675,000 583,903
4.30%, 4/15/2032(a) 3,995,000 3,394,951
Ecopetrol SA ,
8.63%, 1/19/2029 2,189,000 2,196,742
EIG Pearl Holdings Sarl ,
4.39%, 11/30/2046(a) 9,720,000 7,041,557
Enbridge, Inc. ,
5.70%, 3/8/2033(d) 2,776,000 2,659,404
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 4,555,000 4,395,409
Energy Transfer LP ,
4.50%, 11/1/2023 4,000,000 3,993,912
2.90%, 5/15/2025 2,930,000 2,783,574
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 1,506,000 1,298,430
Enterprise Products Operating
LLC ,
4.25%, 2/15/2048 5,310,000 4,156,983
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(f) 2,500,000 2,199,959
Genesis Energy LP ,
6.50%, 10/1/2025 115,000 113,024
6.25%, 5/15/2026(d) 330,000 316,336
Howard Midstream Energy
Partners LLC ,
6.75%, 1/15/2027(a) 1,239,000 1,177,050
8.88%, 7/15/2028(a)(d) 2,409,000 2,430,079
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 2,120,000 1,821,839

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,646,484
Magellan Midstream Partners
LP ,
3.25%, 6/1/2030(d) 2,270,000 1,933,980
Marathon Oil Corp. ,
4.40%, 7/15/2027 1,710,000 1,608,392
Marathon Petroleum Corp. ,
4.70%, 5/1/2025 9,845,000 9,642,020
MPLX LP ,
4.90%, 4/15/2058 7,900,000 5,873,336
NGPL PipeCo LLC ,
7.77%, 12/15/2037(a) 3,413,000 3,510,431
ONEOK, Inc. ,
5.80%, 11/1/2030 1,209,000 1,183,673
6.10%, 11/15/2032 1,246,000 1,230,252
6.63%, 9/1/2053(d) 5,383,000 5,271,062
Parkland Corp. ,
4.50%, 10/1/2029(a) 6,092,000 5,216,732
4.63%, 5/1/2030(a) 3,000,000 2,557,438
Petroleos de Venezuela SA ,
Reg. S, 6.00%,
5/16/2024(h) 322,820 16,948
Reg. S, 6.00%,
11/15/2026(h) 830,693 43,611
Reg. S, 5.38%,
4/12/2027(h) 789,800 41,465
Petroleos Mexicanos ,
6.88%, 10/16/2025 97,000 92,919
5.95%, 1/28/2031 435,000 311,351
6.70%, 2/16/2032 759,000 563,307
6.75%, 9/21/2047 303,000 179,538
7.69%, 1/23/2050 116,000 74,516
6.95%, 1/28/2060 131,000 77,538
Phillips 66 ,
1.30%, 2/15/2026 2,420,000 2,187,534
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031 4,695,000 3,704,818
Saudi Arabian Oil Co. ,
Reg. S, 4.25%, 4/16/2039 950,000 771,829
4.25%, 4/16/2039(a) 200,000 162,491
Targa Resources Partners LP ,
5.50%, 3/1/2030 7,766,000 7,268,290
4.88%, 2/1/2031 1,266,000 1,133,892
Transcanada Trust ,
Series 16-A, (ICE LIBOR
USD 3 Month + 4.64%),
5.88%, 8/15/2076(f) 1,515,000 1,381,353
Valero Energy Corp. ,
4.00%, 6/1/2052 1,972,000 1,356,399
Western Midstream Operating
LP ,
6.35%, 1/15/2029 1,269,000 1,271,617
4.05%, 2/1/2030(c) 560,000 489,491
6.15%, 4/1/2033 511,000 492,813
Williams Cos., Inc. (The) ,
4.50%, 11/15/2023 1,955,000 1,950,116
2.60%, 3/15/2031 10,000,000 7,964,546
3.50%, 10/15/2051 2,000,000 1,275,550
131,015,808
Corporate Bonds
Principal
Amount ($) Value ($)
Paper & Forest Products 0.3%
Suzano Austria GmbH ,
6.00%, 1/15/2029 200,000 194,633
Series DM3N, 3.13%,
1/15/2032 5,750,000 4,416,037
4,610,670
Passenger Airlines 0.4%
Air Canada ,
3.88%, 8/15/2026(a) 255,000 231,427
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 737,917 720,696
5.75%, 4/20/2029(a)(d) 500,000 465,025
United Airlines, Inc. ,
4.38%, 4/15/2026(a) 1,250,000 1,155,988
4.63%, 4/15/2029(a) 4,641,000 3,989,082
6,562,218
Pharmaceuticals 0.3%
Pfizer Investment Enterprises
Pte. Ltd. ,
5.30%, 5/19/2053 2,530,000 2,350,756
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029(d) 841,000 760,264
Viatris, Inc. ,
4.00%, 6/22/2050 4,135,000 2,499,745
5,610,765
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025 1,524,000 1,468,178
Semiconductors & Semiconductor Equipment 1.3%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 4,411,000 3,528,167
3.47%, 4/15/2034(a) 9,110,000 7,155,096
3.14%, 11/15/2035(a) 694,000 505,983
3.19%, 11/15/2036(a) 9,155,000 6,573,181
Intel Corp. ,
5.20%, 2/10/2033 588,000 569,323
5.70%, 2/10/2053 388,000 363,848
Micron Technology, Inc. ,
2.70%, 4/15/2032 1,124,000 858,412
NXP BV ,
3.25%, 11/30/2051 5,000,000 3,040,422
22,594,432
Software 0.4%
Oracle Corp. ,
4.00%, 7/15/2046 2,510,000 1,771,161
3.60%, 4/1/2050 3,585,000 2,318,966
3.95%, 3/25/2051 1,505,000 1,031,745
5.55%, 2/6/2053 768,000 672,894
VMware, Inc. ,
2.20%, 8/15/2031 2,540,000 1,916,763
7,711,529
Specialized REITs 0.6%
Crown Castle, Inc. ,
1.05%, 7/15/2026 1,655,000 1,452,223
2.10%, 4/1/2031 1,655,000 1,262,536

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
EPR Properties ,
4.50%, 6/1/2027(d) 385,000 344,624
4.95%, 4/15/2028(d) 340,000 301,265
3.75%, 8/15/2029(d) 140,000 112,465
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,198,715
2.35%, 3/15/2032 1,535,000 1,160,303
Iron Mountain, Inc. ,
5.25%, 3/15/2028(a)(d) 785,000 725,715
5.00%, 7/15/2028(a) 70,000 63,669
7.00%, 2/15/2029(a) 3,545,000 3,467,128
4.88%, 9/15/2029(a) 56,000 49,081
5.63%, 7/15/2032(a) 895,000 772,655
10,910,379
Technology Hardware, Storage & Peripherals 0.8%
Apple, Inc. ,
3.35%, 2/9/2027(d) 2,545,000 2,406,623
2.38%, 2/8/2041 2,595,000 1,734,853
2.70%, 8/5/2051 2,530,000 1,540,573
2.55%, 8/20/2060(d) 2,035,000 1,165,847
Dell International LLC ,
6.02%, 6/15/2026(d) 938,000 941,657
8.10%, 7/15/2036(d) 1,296,000 1,449,827
8.35%, 7/15/2046 602,000 703,615
3.45%, 12/15/2051(a) 6,699,000 4,173,600
14,116,595
Tobacco 1.0%
Altria Group, Inc. ,
3.40%, 2/4/2041 1,829,000 1,188,135
4.25%, 8/9/2042 2,457,000 1,778,547
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,615,489
6.34%, 8/2/2030 1,940,000 1,910,853
7.08%, 8/2/2053 699,000 660,316
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,735,332
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 871,000 861,120
2.10%, 5/1/2030 5,645,000 4,505,135
17,254,927
Trading Companies & Distributors 0.0%
†
United Rentals North America,
Inc. ,
3.75%, 1/15/2032(d) 810,000 653,509
Transportation Infrastructure 0.4%
Adani Ports & Special
Economic Zone Ltd. ,
3.38%, 7/24/2024(a) 7,915,000 7,668,617
Wireless Telecommunication Services 0.9%
Sprint LLC ,
7.13%, 6/15/2024 355,000 357,160
7.63%, 3/1/2026 315,000 323,731
T-Mobile USA, Inc. ,
2.05%, 2/15/2028 2,985,000 2,566,742
2.63%, 2/15/2029 215,000 182,142
2.40%, 3/15/2029 2,561,000 2,154,996
3.88%, 4/15/2030 5,240,000 4,642,488
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
2.55%, 2/15/2031 2,990,000 2,379,170
2.88%, 2/15/2031 550,000 445,914
4.38%, 4/15/2040 2,975,000 2,390,495
15,442,838
Total Corporate Bonds
(cost $1,019,202,777)
853,546,370
Foreign Government Securities 0.7%
ARGENTINA 0.1%
Argentine Republic,
1.00%, 7/9/2029 758,076 210,367
0.75%, 7/9/2030(c) 1,280,000 363,945
4.25%, 1/9/2038(c) 1,780,588 521,497
3.50%, 7/9/2041(c) 1,840,000 470,647
1,566,456
COLOMBIA 0.1%
Republic of Colombia,
7.38%, 9/18/2037 132,000 121,448
6.13%, 1/18/2041 290,000 226,652
5.00%, 6/15/2045 1,000,000 654,348
5.20%, 5/15/2049 330,000 216,185
1,218,633
ECUADOR 0.0%
†
Republic of Ecuador,
0.00%, 7/31/2030(a) 97,034 28,680
6.00%, 7/31/2030(a)(c)(d) 396,900 201,681
Reg. S, 6.00%,
7/31/2030(c) 310,000 157,524
3.50%, 7/31/2035(a)(c) 750,130 277,034
2.50%, 7/31/2040(a)(c) 476,700 155,514
820,433
EGYPT 0.0%
†
Arab Republic of Egypt,
Reg. S, 8.50%, 1/31/2047 400,000 212,472
Reg. S, 7.90%, 2/21/2048 430,000 219,408
Reg. S, 8.70%, 3/1/2049 600,000 319,830
751,710
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,156,438
OMAN 0.0%
†
Sultanate of Oman
Government Bond,
Reg. S, 7.00%,
1/25/2051(d) 200,000 188,146
ROMANIA 0.1%
Romania Government Bond,
Reg. S, 3.00%,
2/14/2031(d) 918,000 737,686
Reg. S, 5.13%, 6/15/2048 290,000 225,951

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
Reg. S, 4.00%,
2/14/2051(d) 200,000 127,220
1,090,857
SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia,
5.50%, 10/25/2032(a) 3,676,000 3,675,780
SENEGAL 0.0%
†
Republic of Senegal,
Reg. S, 6.75%, 3/13/2048 400,000 267,620
UKRAINE 0.1%
Ukraine Government Bond,
Reg. S, 7.75%, 9/1/2027(h) 120,000 34,200
Reg. S, 7.75%, 9/1/2029(h) 410,000 116,440
Reg. S, 9.75%,
11/1/2030(h) 1,500,000 442,500
Reg. S, 6.88%,
5/21/2031(h) 300,000 78,000
Reg. S, 7.38%,
9/25/2034(h) 290,000 76,200
+ 0.00%), 7.75%,
8/1/2041(a)(f)(h) 228,000 103,740
851,080
VENEZUELA 0.0%
†
Bolivarian Republic of
Venezuela,
Reg. S, 8.25%,
10/13/2024(h) 542,900 48,867
Total Foreign Government Securities
(cost $17,566,762)
11,636,020
Mortgage-Backed Securities 26.3%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 402,729 357,746
Pool# Q08997
3.50%, 6/1/2042 243,301 216,241
Pool# Q19480
4.00%, 6/1/2043 728,975 666,835
Pool# V80509
4.00%, 10/1/2043 101,945 93,466
Pool# Q29697
3.50%, 11/1/2044 299,673 264,690
Pool# G07961
3.50%, 3/1/2045 243,564 214,727
Pool# V82196
4.50%, 1/1/2046 122,158 114,793
Pool# G61281
3.50%, 1/1/2048 666,543 584,303
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 9,002,544 7,774,818
Pool# QA7325
3.00%, 2/1/2050 1,103,760 921,954
Pool# QA6750
3.00%, 2/1/2050 103,452 86,615
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# QA8311
3.00%, 3/1/2050 935,095 786,597
Pool# RA2650
3.00%, 5/1/2050 925,527 776,954
Pool# QB4785
2.50%, 10/1/2050 1,701,238 1,360,704
Pool# SD0612
2.50%, 11/1/2050 10,827,868 8,784,462
Pool# SD7535
2.50%, 2/1/2051 6,448,319 5,203,771
Pool# QB9401
2.00%, 3/1/2051 2,080,763 1,604,840
Pool# QC2992
2.50%, 6/1/2051 19,445,754 15,490,912
Pool# RA5910
3.50%, 9/1/2051 7,546,791 6,504,203
Pool# SD1607
2.50%, 3/1/2052 11,355,446 9,172,568
Pool# QE3991
4.00%, 5/1/2052 8,661,790 7,716,486
Pool# RA7557
4.50%, 6/1/2052 17,604,879 16,175,642
Pool# RA7556
4.50%, 6/1/2052 13,106,652 12,040,051
Pool# SD1440
3.50%, 7/1/2052 6,060,787 5,231,505
Pool# SD1716
5.00%, 9/1/2052 9,743,925 9,302,938
Pool# SD1686
5.50%, 9/1/2052 8,634,349 8,431,447
Pool# SD1853
5.50%, 11/1/2052 4,197,146 4,113,374
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 9,056,519 7,818,722
Pool# CA9439
2.50%, 3/1/2036 18,014,983 15,965,899
Pool# CB3424
3.00%, 5/1/2037 7,669,821 6,964,721
Pool# FS4267
4.50%, 3/1/2038 2,815,192 2,719,286
Pool# AH9471
4.50%, 4/1/2041 272,326 255,865
Pool# AH4038
4.50%, 4/1/2041 178,824 168,923
Pool# AI3506
4.50%, 6/1/2041 8,972 8,463
Pool# FS3014
5.00%, 10/1/2042 13,372,580 12,812,722
Pool# AL2866
3.50%, 11/1/2042 5,078,755 4,491,745
Pool# AQ9328
3.50%, 1/1/2043 85,165 75,521
Pool# AB9046
3.50%, 4/1/2043 508,589 450,652
Pool# AT2021
3.50%, 4/1/2043 353,803 313,795
Pool# AB9864
3.50%, 7/1/2043 185,871 164,659
Pool# AS0212
3.50%, 8/1/2043 819,408 725,119

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 27
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS0210
3.50%, 8/1/2043 492,359 436,167
Pool# AU3742
3.50%, 8/1/2043 281,556 249,481
Pool# AU6857
4.00%, 9/1/2043 272,058 248,747
Pool# AU4386
4.00%, 10/1/2043 82,754 75,766
Pool# AS1559
4.00%, 1/1/2044 508,641 465,479
Pool# AW2478
4.50%, 6/1/2044 85,286 80,032
Pool# AL6432
4.00%, 1/1/2045 515,624 470,820
Pool# AS5175
3.50%, 6/1/2045 480,950 422,812
Pool# AS6464
3.50%, 1/1/2046 432,881 380,507
Pool# MA3305
3.50%, 3/1/2048 4,221,270 3,695,647
Pool# BO8947
3.00%, 1/1/2050 642,637 537,212
Pool# FM4334
3.00%, 4/1/2050 1,389,826 1,161,242
Pool# FS2253
3.50%, 4/1/2050 7,059,344 6,176,437
Pool# CA5689
3.00%, 5/1/2050 1,991,424 1,672,452
Pool# BP9581
2.50%, 8/1/2050 1,342,683 1,081,158
Pool# FM5316
2.00%, 12/1/2050 1,509,370 1,153,469
Pool# FS2008
3.00%, 1/1/2051 12,812,395 10,653,160
Pool# FM7599
3.50%, 1/1/2051 8,024,039 7,028,008
Pool# CA8817
2.00%, 2/1/2051 3,393,461 2,592,385
Pool# BR4515
2.00%, 2/1/2051 2,282,063 1,745,830
Pool# BR4029
2.00%, 2/1/2051 2,033,475 1,560,270
Pool# BR4051
2.00%, 2/1/2051 1,555,475 1,193,490
Pool# BR2667
2.00%, 2/1/2051 1,443,570 1,113,410
Pool# BR7795
2.50%, 4/1/2051 2,909,104 2,322,257
Pool# FM7151
2.00%, 5/1/2051 860,144 657,145
Pool# FM7189
2.50%, 5/1/2051 2,745,859 2,191,943
Pool# FS3080
3.00%, 5/1/2051 9,364,041 7,862,210
Pool# FM7398
2.50%, 6/1/2051 14,443,611 11,707,328
Pool# FM7738
2.50%, 6/1/2051 2,032,220 1,625,531
Pool# BT0417
2.50%, 6/1/2051 1,283,352 1,022,706
Pool# FM9134
3.00%, 6/1/2051 14,235,323 12,094,880
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BT1339
2.50%, 7/1/2051 2,275,358 1,812,204
Pool# FM8178
2.50%, 7/1/2051 1,468,105 1,168,972
Pool# CB1038
2.50%, 7/1/2051 1,295,601 1,036,563
Pool# FS3391
2.50%, 8/1/2051 5,731,290 4,611,335
Pool# FP0012
3.00%, 8/1/2051 3,792,231 3,185,275
Pool# FM9563
3.00%, 10/1/2051 14,145,752 11,767,451
Pool# FS3537
2.50%, 4/1/2052 8,168,382 6,613,040
Pool# FS1380
3.50%, 4/1/2052 7,752,190 6,746,378
Pool# CB3674
3.50%, 5/1/2052 9,406,020 8,093,753
Pool# CB3678
4.00%, 5/1/2052 8,985,223 8,002,869
Pool# MA4644
4.00%, 5/1/2052 8,748,543 7,796,200
Pool# FS1855
4.00%, 5/1/2052 7,998,617 7,178,574
Pool# FS1804
4.00%, 5/1/2052 7,211,938 6,473,007
Pool# FS2074
3.00%, 6/1/2052 5,426,713 4,555,444
Pool# MA4625
3.50%, 6/1/2052 9,134,788 7,861,834
Pool# CB3851
4.00%, 6/1/2052 4,838,581 4,376,718
Pool# FS2513
4.00%, 7/1/2052 12,857,601 11,484,632
Pool# FS2323
4.00%, 7/1/2052 6,209,085 5,546,053
Pool# FS2293
4.50%, 7/1/2052 16,967,697 15,647,336
Pool# FS2257
4.50%, 7/1/2052 3,283,373 3,040,208
Pool# CB4037
5.00%, 7/1/2052 8,485,484 8,009,058
Pool# FS2790
5.00%, 9/1/2052 12,598,051 11,929,302
Pool# FS3210
5.00%, 9/1/2052 5,824,409 5,505,619
Pool# FS3220
5.50%, 11/1/2052 8,441,849 8,170,637
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 437,243 391,333
Pool# MA0783
3.50%, 2/20/2043 535,430 479,308
Pool# MA2892
3.50%, 6/20/2045 26,741 23,796
Pool# MA3663
3.50%, 5/20/2046 312,337 278,480
Pool# MA3803
3.50%, 7/20/2046 147,138 130,856
Pool# MA4262
3.50%, 2/20/2047 12,477 11,085

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4510
3.50%, 6/20/2047 473,277 420,170
Pool# MA4586
3.50%, 7/20/2047 320,536 284,693
Pool# MA4837
3.50%, 11/20/2047 556,629 493,604
Pool# MA4962
3.50%, 1/20/2048 326,268 290,134
Pool# MA6542
3.50%, 3/20/2050 359,503 320,707
Pool# BT6867
3.00%, 5/20/2050 3,411,276 2,912,920
Pool# MA6994
2.00%, 11/20/2050 10,285,507 8,174,418
Pool# MA7590
3.00%, 9/20/2051 11,119,647 9,454,103
Pool# MA7705
2.50%, 11/20/2051 15,385,450 12,587,755
Total Mortgage-Backed Securities
(cost $508,670,301)
457,472,539
Municipal Bonds 0.4%
California 0.2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,529,807
Michigan 0.2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,622,931
Total Municipal Bonds
(cost $8,268,535)
6,152,738
U.S. Treasury Obligations 12.2%
U.S. Treasury Bonds
2.25%, 5/15/2041 20,013,000 13,730,794
1.75%, 8/15/2041 43,551,900 27,121,265
3.88%, 2/15/2043 1,036,000 901,644
3.13%, 8/15/2044 25,177,900 19,237,489
1.25%, 5/15/2050 9,925,800 4,682,961
1.38%, 8/15/2050 1,274,800 622,063
1.88%, 2/15/2051 8,220,200 4,607,165
2.38%, 5/15/2051 29,422,000 18,659,984
3.63%, 5/15/2053 1,409,700 1,167,188
U.S. Treasury Notes
2.88%, 5/31/2025 (d) 11,740,000 11,307,546
4.25%, 5/31/2025 (d) 10,100,000 9,950,078
0.88%, 9/30/2026 68,406,000 61,041,667
2.50%, 3/31/2027 (d) 120,000 111,464
0.50%, 4/30/2027 9,398,500 8,103,269
3.13%, 8/31/2027 575,000 542,679
4.00%, 2/29/2028 15,793,900 15,385,480
3.63%, 5/31/2028 8,935,000 8,563,639
1.75%, 1/31/2029 2,080,000 1,797,737
3.88%, 11/30/2029 1,835,000 1,758,733
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
3.88%, 8/15/2033 2,305,000 2,177,865
Total U.S. Treasury Obligations
(cost $265,471,300)
211,470,710
Repurchase Agreements 1.5%
Bank of America NA
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing 4/1/2042
- 4/1/2046; total market
value $2,040,000. (i) 2,000,000 2,000,000
BofA Securities, Inc.
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002. (i) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,613,296, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$1,644,832. (i) 1,612,581 1,612,581
Credit Suisse AG
5.30%, dated
9/29/2023, due
10/2/2023, repurchase
price $11,004,859,
collateralized by U.S.
Government Treasury
Securities, ranging from
1.38% - 5.00%, maturing
5/15/2037 - 2/15/2052;
total market value
$11,224,960. (i) 11,000,000 11,000,000

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
Repurchase Agreements
Principal
Amount ($) Value ($)
MetLife, Inc.
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$8,003,540, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $8,164,471. (i) 8,000,000 8,000,000
Pershing LLC
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,889, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$2,040,000. (i) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $26,612,581)
26,612,581
Total Investments
(cost $2,040,800,452) — 100.6%
1,749,852,898
Liabilities in excess of other
assets — (0.6)% (9,768,788)
NET ASSETS — 100.0%
$ 1,740,084,110
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $369,542,035 which represents 21.24% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(d) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $48,919,896, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,612,581 and by
$23,928,953 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $50,541,534.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2023.
The maturity date reflects the next call date.
(f) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(g) Perpetual bond security. The maturity date reflects the next call date.
(h) Security in default.
(i) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of September 30,
2023 was $26,612,581.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 118 12/2023 USD 23,919,891 (83,023)
U.S. Treasury 5 Year Note 974 12/2023 USD 102,620,031 (898,811)
U.S. Treasury Long Bond 306 12/2023 USD 34,817,063 (1,446,566)
U.S. Treasury Ultra Bond 10 12/2023 USD 1,186,875 (23,526)
Total long contracts (2,451,926)
Short Contracts
U.S. Treasury 10 Year Note (478) 12/2023 USD (51,653,875) 453,240
U.S. Treasury 10 Year Ultra Note (9) 12/2023 USD (1,004,063) 5,188
Total short contracts 458,428
Net contracts (1,993,498)
As of September 30, 2023, the Fund had $2,041,870 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 148,181,027 $ – $ 148,181,027
Collateralized Mortgage Obligations – 21,035,447 – 21,035,447
Commercial Mortgage-Backed Securities – 13,745,466 – 13,745,466
Corporate Bonds – 853,546,370 – 853,546,370
Foreign Government Securities – 11,636,020 – 11,636,020
Futures Contracts 458,428 – – 458,428
Mortgage-Backed Securities – 457,472,539 – 457,472,539
Municipal Bonds – 6,152,738 – 6,152,738
Repurchase Agreements – 26,612,581 – 26,612,581

32 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT BNY Mellon Core Plus Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Level 1 Level 2 Level 3 Total
Assets:
U.S. Treasury Obligations $ – $ 211,470,710 $ – $ 211,470,710
Total Assets $ 458,428 $ 1,749,852,898 $ – $ 1,750,311,326
Liabilities:
Futures Contracts $ (2,451,926) $ – $ – $ (2,451,926)
Total Liabilities $ (2,451,926) $ – $ – $ (2,451,926)
Total $ (1,993,498) $ 1,749,852,898 $ – $ 1,747,859,400
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 458,428
Total $ 458,428

NVIT BNY Mellon Core Plus Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 33
Liabilities:
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts $ (2,451,926)
Total $ (2,451,926)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

34 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
.
Asset-Backed Securities 7.8%
Principal
Amount ($) Value ($)
Airlines 0.8%
British Airways Pass-Through
Trust
Series 2013-1, Class A,
4.63%, 6/20/2024(a) 2,374,950 2,345,740
Series 2021-1, Class B,
3.90%, 9/15/2031(a) 3,851,161 3,361,659
United Airlines Pass-Through
Trust, Series 2020-1, Class
A, 5.88%, 10/15/2027 7,033,183 6,973,105
12,680,504
Home Equity 0.1%
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
6.68%, 1/25/2036(b) 406,440 396,719
RASC Trust, Series 2005-
KS12, Class M2, 6.12%,
1/25/2036(b) 913,580 906,747
1,303,466
Other 6.9%
AMMC CLO 22 Ltd., Series
2018-22A, Class A, 6.64%,
4/25/2031(a)(b) 6,304,954 6,288,152
Apidos CLO XXII, Series
2015-22A, Class A1R,
6.65%, 4/20/2031(a)(b) 4,984,940 4,973,420
Apidos CLO XXXIV, Series
2020-34A, Class A1R,
6.74%, 1/20/2035(a)(b) 3,000,000 2,992,770
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.77%, 10/25/2034(a)(b) 2,050,000 2,030,970
Ares LXIII CLO Ltd., Series
2022-63A, Class A1A,
6.71%, 4/20/2035(a)(b) 5,000,000 4,934,060
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
6.65%, 4/15/2034(a)(b) 1,000,000 988,337
Broad River Bsl Funding CLO
Ltd., Series 2020-1A, Class
AR, 6.76%, 7/20/2034(a)(b) 6,600,000 6,524,503
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.73%, 4/20/2034(a)(b) 800,000 794,905
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class A1R,
6.72%, 10/17/2034(a)(b) 1,800,000 1,776,197
CVS Pass-Through Trust
6.04%, 12/10/2028 3,311,229 3,276,218
6.94%, 1/10/2030 6,482,061 6,489,275
Dryden 77 CLO Ltd., Series
2020-77A, Class AR,
6.76%, 5/20/2034(a)(b) 5,000,000 4,960,615
E3, Series 2019-1, Class A,
3.10%, 9/20/2055(a) 670,062 546,111
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
FCI Funding LLC, Series
2021-1A, Class A, 1.13%,
4/15/2033(a) 414,692 402,434
Golden Bear LLC, Series
2016-1A, Class A, 3.75%,
9/20/2047(a) 1,833,454 1,608,732
Goodgreen
Series 2019-2A, Class A,
2.76%, 4/15/2055(a) 3,669,093 3,092,308
Series 2022-1A, Class A,
3.84%, 10/15/2056(a) 1,375,449 1,178,416
Goodgreen Trust, Series
2017-1A, Class A, 3.74%,
10/15/2052(a) 338,032 302,567
HERO Funding Trust
Series 2015-2A, Class A,
3.99%, 9/20/2040(a) 1,471,477 1,305,994
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 515,702 472,581
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 622,912 563,729
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.57%, 4/15/2034(a)(b) 1,550,000 1,529,783
Series 2021-2A, Class A,
6.69%, 7/15/2034(a)(b) 5,000,000 4,961,480
LCM 37 Ltd., Series
37A, Class A1, 6.79%,
4/15/2034(a)(b) 1,900,000 1,880,825
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.72%, 1/20/2035(a)(b) 4,000,000 3,980,000
Magnetite XXXII Ltd., Series
2022-32A, Class A, 6.66%,
4/15/2035(a)(b) 4,000,000 3,972,788
Neuberger Berman Loan
Advisers CLO 32 Ltd.,
Series 2019-32A, Class AR,
6.57%, 1/20/2032(a)(b) 1,000,000 995,632
Neuberger Berman Loan
Advisers CLO 38 Ltd.,
Series 2020-38A, Class AR,
6.73%, 10/20/2035(a)(b) 5,000,000 4,958,205
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.70%,
10/15/2034(a)(b) 1,550,000 1,534,568
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 2,465,365 2,190,671
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.72%,
7/15/2035(a)(b) 5,000,000 4,966,545
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 10,588,388 10,471,646
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,557,972 7,017,663

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 35
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellman Park CLO Ltd.,
Series 2021-1A, Class A,
6.67%, 7/15/2034(a)(b) 5,000,000 4,958,730
108,920,830
Total Asset-Backed Securities
(cost $127,697,974)
122,904,800
Collateralized Mortgage Obligations 0.9%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 785,619 729,214
AREIT Trust, Series 2022-
CRE6, Class A, 6.56%,
1/20/2037(a)(b) 2,056,372 2,028,375
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 636,675 558,311
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 4,279,564 3,728,293
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 259,424 246,528
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 33,085 32,229
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 473,017 428,702
NYMT Loan Trust
Series 2022-CP1, Class A2,
3.01%, 7/25/2061(a) 2,723,000 2,164,407
Series 2022-CP1, Class M1,
3.21%, 7/25/2061(a) 2,723,000 2,098,317
Series 2022-CP1, Class M2,
3.51%, 7/25/2061(a) 1,839,000 1,388,773
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 885,115 787,292
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 665,526 598,881
Total Collateralized Mortgage Obligations
(cost $17,417,631)
14,789,322
Commercial Mortgage-Backed Securities 1.5%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.25%,
7/5/2040(a)(b) 1,400,000 1,258,481
BB-UBS Trust, Series 2012-
SHOW, Class B, 3.88%,
11/5/2036(a) 5,000,000 4,510,099
BXP Trust, Series 2017-
GM, Class B, 3.54%,
6/13/2039(a)(b) 3,900,000 3,432,426
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
CityLine Commercial
Mortgage Trust, Series
2016-CLNE, Class A,
2.87%, 11/10/2031(a)(b) 7,388,000 6,796,960
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2014-C18, Class
300B, 4.00%, 8/15/2031 10,500,000 6,739,959
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 741,473
Total Commercial Mortgage-Backed
Securities
(cost $29,423,157) 23,479,398
Corporate Bonds 29.8%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
2.95%, 2/1/2030(d) 4,775,000 4,017,251
3.25%, 2/1/2035 3,500,000 2,690,804
3.55%, 3/1/2038(d) 1,060,000 777,077
L3Harris Technologies, Inc. ,
5.60%, 7/31/2053(d) 275,000 257,170
Lockheed Martin Corp. ,
4.07%, 12/15/2042(d) 600,000 491,214
RTX Corp. ,
5.15%, 2/27/2033 3,350,000 3,172,333
4.15%, 5/15/2045 2,000,000 1,514,271
5.38%, 2/27/2053(d) 750,000 678,739
13,598,859
Automobile Components 0.2%
Icahn Enterprises LP ,
4.75%, 9/15/2024 2,850,000 2,745,026
Automobiles 0.6%
Hyundai Capital America ,
2.38%, 10/15/2027(a)(d) 5,080,000 4,397,929
1.80%, 1/10/2028(a) 672,000 562,985
5.80%, 4/1/2030(a) 2,500,000 2,432,190
6.38%, 4/8/2030(a)(d) 1,730,000 1,728,131
9,121,235
Banks 3.9%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,849,883
Series L, 4.18%, 11/25/2027 4,000,000 3,718,404
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(e) 2,340,000 2,101,550
(SOFR + 1.53%), 1.90%,
7/23/2031(e) 2,500,000 1,899,641
(SOFR + 1.91%), 5.29%,
4/25/2034(d)(e) 3,500,000 3,256,788
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d)(e) 6,750,000 5,029,900

36 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
BPCE SA ,
5.70%, 10/22/2023(a) 3,000,000 2,997,145
4.50%, 3/15/2025(a) 500,000 482,237
(SOFR + 1.73%), 3.12%,
10/19/2032(a)(e) 5,750,000 4,282,894
Citigroup, Inc. ,
(SOFR + 3.91%), 4.41%,
3/31/2031(e) 3,250,000 2,923,593
(SOFR + 1.94%), 3.79%,
3/17/2033(e) 3,650,000 3,044,958
Citizens Financial Group, Inc. ,
2.64%, 9/30/2032(d) 6,200,000 4,326,177
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 4,000,000 3,236,386
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 1,884,678
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(e) 1,600,000 1,203,458
(SOFR + 2.08%), 4.91%,
7/25/2033(e) 1,125,000 1,035,056
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 2,075,000 1,994,658
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(e) 1,850,000 1,162,004
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d)(e) 3,724,000 3,377,106
Truist Financial Corp. ,
(SOFR + 1.85%), 5.12%,
1/26/2034(e) 2,500,000 2,234,870
US Bancorp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 0.95%),
2.49%, 11/3/2036(e) 500,000 352,248
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.09%), 2.41%,
10/30/2025(d)(e) 1,000,000 958,306
(SOFR + 1.50%), 3.35%,
3/2/2033(e) 3,000,000 2,425,030
(SOFR + 2.10%), 4.90%,
7/25/2033(e) 1,500,000 1,357,500
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 4,750,000 3,514,374
61,648,844
Beverages 0.7%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 4,500,000 3,921,948
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046(d) 1,700,000 1,481,625
Anheuser-Busch InBev
Worldwide, Inc. ,
4.90%, 1/23/2031(d) 2,500,000 2,434,036
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 1,500,000 1,386,214
5.30%, 5/15/2048(a)(d) 2,325,000 2,005,305
PepsiCo, Inc. ,
3.90%, 7/18/2032 825,000 751,747
11,980,875
Biotechnology 0.9%
AbbVie, Inc. ,
4.25%, 11/21/2049 1,350,000 1,068,744
Amgen, Inc. ,
4.05%, 8/18/2029(d) 1,675,000 1,554,752
5.65%, 3/2/2053(d) 4,500,000 4,211,652
CSL Finance plc ,
4.25%, 4/27/2032(a) 7,000,000 6,335,408
4.75%, 4/27/2052(a)(d) 1,500,000 1,269,332
Gilead Sciences, Inc. ,
4.80%, 4/1/2044 775,000 675,754
15,115,642
Broadline Retail 0.2%
Amazon.com, Inc. ,
4.70%, 12/1/2032 4,175,000 3,986,167
Capital Markets 2.3%
Brookfield Finance, Inc. ,
4.35%, 4/15/2030(d) 5,500,000 4,968,566
FMR LLC ,
6.50%, 12/14/2040(a)(d) 2,000,000 1,961,233
5.15%, 2/1/2043(a) 1,000,000 837,533
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 0.73%), 1.76%,
1/24/2025(d)(e) 750,000 738,115
3.50%, 4/1/2025 500,000 481,435
(SOFR + 0.82%), 1.54%,
9/10/2027(d)(e) 750,000 656,696
Morgan Stanley ,
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(d)(e) 5,000,000 4,561,899
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(d)(e) 750,000 683,891
(SOFR + 2.62%), 5.30%,
4/20/2037(e) 2,400,000 2,138,438
S&P Global, Inc. ,
2.90%, 3/1/2032(d) 8,000,000 6,584,163
State Street Corp. ,
(SOFR + 1.57%), 4.82%,
1/26/2034(d)(e) 4,175,000 3,806,737

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d)(e) 10,000,000 9,448,542
36,867,248
Chemicals 0.3%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,550,800
Commercial Services & Supplies 0.2%
Stericycle, Inc. ,
5.38%, 7/15/2024(a) 2,500,000 2,467,735
Consumer Finance 0.2%
American Express Co. ,
(SOFR + 1.00%), 4.99%,
5/1/2026(e) 1,000,000 982,462
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 2,500,000 2,344,918
3,327,380
Consumer Staples Distribution & Retail 0.3%
Walmart, Inc. ,
4.15%, 9/9/2032(d) 5,000,000 4,655,436
4.50%, 4/15/2053 900,000 774,668
5,430,104
Containers & Packaging 0.3%
Berry Global, Inc. ,
5.50%, 4/15/2028(a)(d) 2,600,000 2,511,509
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,084,464
4,595,973
Diversified REITs 0.3%
VICI Properties LP ,
4.63%, 6/15/2025(a) 1,500,000 1,448,535
WP Carey, Inc. ,
2.45%, 2/1/2032 4,750,000 3,580,305
5,028,840
Diversified Telecommunication Services 0.5%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 1,500,000 1,403,848
3.65%, 6/1/2051 4,945,000 3,188,506
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,712,000 1,363,155
4.00%, 3/22/2050 3,345,000 2,396,513
8,352,022
Electric Utilities 5.7%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 9,525,000 8,941,647
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,750,000 3,730,780
Appalachian Power Co. ,
Series BB, 4.50%,
8/1/2032(d) 1,175,000 1,051,533
Series Z, 3.70%, 5/1/2050 4,555,000 3,058,508
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
DTE Electric Co. ,
5.20%, 4/1/2033(d) 7,175,000 6,957,835
Duke Energy Corp. ,
5.00%, 8/15/2052 500,000 415,633
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,233,327
Entergy Arkansas LLC ,
4.00%, 6/1/2028(d) 3,750,000 3,524,907
Evergy Kansas Central, Inc. ,
5.70%, 3/15/2053(d) 2,000,000 1,875,128
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,645,121
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 2,993,631
Exelon Corp. ,
4.05%, 4/15/2030 695,000 625,507
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 13,750,000 12,468,256
Georgia Power Co. ,
4.70%, 5/15/2032(d) 4,750,000 4,400,929
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,927,155
2.75%, 3/1/2032(a)(d) 2,670,000 2,090,993
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(d) 4,675,000 4,567,242
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 1,958,713
Metropolitan Edison Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,573,412
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 1,315,000 1,316,990
NextEra Energy Operating
Partners LP ,
4.25%, 7/15/2024(a) 2,310,000 2,260,758
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 1,235,000 939,563
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030(d) 472,000 423,881
Southern California Edison
Co. ,
5.85%, 11/1/2027(d) 2,100,000 2,111,266
Southern Co. (The) ,
4.40%, 7/1/2046(d) 2,500,000 1,938,172
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 1,200,000 1,144,309
3.70%, 1/30/2027(a) 6,000,000 5,472,769
4.30%, 7/15/2029(a)(d) 1,403,000 1,226,686
89,874,651
Energy Equipment & Services 0.3%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,076,807
Entertainment 0.3%
Walt Disney Co. (The) ,
2.65%, 1/13/2031(d) 3,000,000 2,484,059

38 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032(d) 2,550,000 2,164,487
4,648,546
Financial Services 0.1%
Global Payments, Inc. ,
2.65%, 2/15/2025(d) 1,500,000 1,429,135
Food Products 0.4%
Cargill, Inc. ,
5.13%, 10/11/2032(a) 5,000,000 4,846,793
4.38%, 4/22/2052(a) 1,650,000 1,339,708
Ingredion, Inc. ,
3.90%, 6/1/2050(d) 500,000 333,152
6,519,653
Ground Transportation 1.1%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,323,594
4.00%, 5/1/2028(a)(d) 6,500,000 5,909,403
4.25%, 11/1/2029(a)(d) 1,730,000 1,531,814
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 4,000,000 3,696,225
Norfolk Southern Corp. ,
4.55%, 6/1/2053 1,650,000 1,332,196
Union Pacific Corp. ,
3.84%, 3/20/2060 2,800,000 1,962,369
16,755,601
Health Care Equipment & Supplies 0.5%
Baxter International, Inc. ,
3.13%, 12/1/2051 4,000,000 2,380,219
GE HealthCare Technologies,
Inc. ,
5.60%, 11/15/2025 1,000,000 994,228
5.86%, 3/15/2030(d) 5,000,000 4,960,182
8,334,629
Health Care Providers & Services 0.8%
CVS Health Corp. ,
5.00%, 2/20/2026 3,000,000 2,953,429
4.25%, 4/1/2050 115,000 85,083
Dignity Health ,
3.81%, 11/1/2024 4,000,000 3,901,110
HCA, Inc. ,
5.25%, 4/15/2025(d) 1,500,000 1,481,445
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,469,715
5.88%, 2/15/2053 1,300,000 1,304,625
12,195,407
Health Care REITs 0.1%
Welltower OP LLC ,
4.00%, 6/1/2025(d) 1,000,000 966,174
Household Durables 0.1%
Newell Brands, Inc. ,
4.88%, 6/1/2025(d) 2,500,000 2,395,470
Independent Power and Renewable Electricity Producers
0.2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a)(d) 1,770,000 1,772,318
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Calpine Corp. ,
5.25%, 6/1/2026(a)(d) 1,200,000 1,165,057
2,937,375
Industrial Conglomerates 0.1%
GE Capital Funding LLC ,
4.55%, 5/15/2032(d) 1,207,000 1,112,470
Insurance 0.7%
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a)(d) 3,875,000 3,670,512
MassMutual Global Funding II ,
1.55%, 10/9/2030(a)(d) 2,000,000 1,510,400
New York Life Global Funding ,
4.55%, 1/28/2033(a)(d) 6,750,000 6,188,099
11,369,011
IT Services 0.2%
International Business
Machines Corp. ,
4.40%, 7/27/2032 4,150,000 3,815,550
Machinery 0.1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 1,500,000 1,447,936
Media 0.5%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,157,768
3.70%, 4/1/2051 600,000 349,136
Comcast Corp. ,
2.65%, 2/1/2030(d) 3,905,000 3,298,382
2.94%, 11/1/2056 5,432,000 3,087,149
7,892,435
Metals & Mining 0.0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a)(d) 420,000 387,304
Multi-Utilities 0.5%
Black Hills Corp. ,
3.05%, 10/15/2029(d) 1,350,000 1,140,851
Dominion Energy, Inc. ,
Series A, 4.60%, 3/15/2049 3,500,000 2,729,160
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 2,825,000 2,719,662
3.25%, 6/15/2026 1,250,000 1,175,329
7,765,002
Oil, Gas & Consumable Fuels 1.7%
Antero Midstream Partners LP ,
7.88%, 5/15/2026(a) 900,000 906,408
BP Capital Markets America,
Inc. ,
2.94%, 6/4/2051 1,800,000 1,099,007
Chesapeake Energy Corp. ,
5.50%, 2/1/2026(a)(d) 900,000 870,870
Continental Resources, Inc. ,
4.38%, 1/15/2028(d) 865,000 802,286
5.75%, 1/15/2031(a) 1,310,000 1,230,686

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Continental Resources, Inc.,
2.88%, 4/1/2032(a) 1,905,000 1,426,558
Energy Transfer LP ,
6.50%, 2/1/2042 2,850,000 2,724,820
Exxon Mobil Corp. ,
3.45%, 4/15/2051 1,500,000 1,049,509
Kinder Morgan, Inc. ,
5.55%, 6/1/2045 450,000 386,711
3.25%, 8/1/2050 395,000 234,961
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,292,520
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 1,000,000 994,920
6.60%, 3/15/2046(d) 2,535,000 2,490,840
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 1,500,000 1,426,500
4.88%, 2/1/2031 1,905,000 1,706,213
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 304,119
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,606,576
7.50%, 1/15/2028(a) 1,000,000 1,026,139
26,579,643
Passenger Airlines 0.1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 1,200,000 1,089,070
Pharmaceuticals 0.6%
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(d) 2,500,000 2,367,200
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,590,349
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 4,175,000 3,946,535
9,904,084
Residential REITs 0.6%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 2,000,000 1,654,875
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 5,525,000 4,030,818
Sun Communities Operating
LP ,
2.30%, 11/1/2028 4,226,000 3,507,302
9,192,995
Retail REITs 0.1%
Kite Realty Group Trust ,
4.75%, 9/15/2030(d) 2,124,000 1,891,094
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
3.42%, 4/15/2033(a)(d) 2,000,000 1,599,713
Foundry JV Holdco LLC ,
5.88%, 1/25/2034(a) 5,586,000 5,336,039
6,935,752
Software 0.5%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,216,198
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 841,486
3.60%, 4/1/2040(d) 3,500,000 2,528,896
7,586,580
Specialized REITs 0.1%
American Tower Corp. ,
2.95%, 1/15/2025(d) 1,500,000 1,441,524
Specialty Retail 0.7%
AutoZone, Inc. ,
4.75%, 8/1/2032 6,500,000 5,962,463
Home Depot, Inc. (The) ,
2.88%, 4/15/2027(d) 3,200,000 2,962,557
Lowe's Cos., Inc. ,
5.00%, 4/15/2033 2,000,000 1,882,377
10,807,397
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc. ,
3.35%, 8/8/2032 8,350,000 7,367,421
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 1,500,000 1,498,782
HP, Inc. ,
3.40%, 6/17/2030(d) 1,000,000 851,331
9,717,534
Tobacco 0.6%
BAT Capital Corp. ,
4.74%, 3/16/2032(d) 3,000,000 2,643,550
6.42%, 8/2/2033 1,350,000 1,312,062
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 945,000 934,281
5.75%, 11/17/2032 1,475,000 1,439,194
5.38%, 2/15/2033(d) 1,250,000 1,184,796
4.25%, 11/10/2044(d) 2,000,000 1,524,425
9,038,308
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. ,
4.75%, 2/1/2028(d) 2,000,000 1,917,035
3.30%, 2/15/2051 3,960,000 2,477,777
4,394,812
Total Corporate Bonds
(cost $530,846,502)
472,318,699
Mortgage-Backed Securities 28.2%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 9,996,244 8,828,075
Pool# SB8183
3.50%, 10/1/2037 12,292,131 11,365,371
Pool# SD8018
4.00%, 10/1/2049 1,765,328 1,593,012
Pool# SD8080
2.00%, 6/1/2050 3,312,855 2,539,011
Pool# SD8079
2.00%, 7/1/2050 8,284,255 6,347,206

40 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8084
3.00%, 8/1/2050 7,839,396 6,523,382
Pool# SD1372
2.50%, 9/1/2051 19,899,294 15,803,858
Pool# SD8178
2.50%, 11/1/2051 6,972,542 5,546,693
Pool# SD8181
1.50%, 12/1/2051 7,281,284 5,237,561
Pool# RA6433
2.50%, 12/1/2051 9,691,668 7,698,878
Pool# SD8199
2.00%, 3/1/2052 50,721,777 38,629,861
Pool# SD3088
2.00%, 3/1/2052 7,828,243 5,962,628
Pool# SD8200
2.50%, 3/1/2052 13,641,075 10,834,795
Pool# QE0799
2.50%, 4/1/2052 9,202,857 7,315,007
Pool# SD8213
3.00%, 5/1/2052 4,652,658 3,846,222
Pool# SD2254
3.50%, 7/1/2052 1,699,437 1,463,043
Pool# QE6924
4.00%, 8/1/2052 28,926,413 25,769,640
Pool# SD8255
3.50%, 10/1/2052 4,062,763 3,495,862
Pool# SD8288
5.00%, 1/1/2053 30,271,995 28,580,900
Pool# SD8302
6.50%, 2/1/2053 2,216,000 2,227,231
Pool# SD8309
6.00%, 3/1/2053 1,663,891 1,642,629
Pool# SD2921
4.50%, 5/1/2053 14,716,766 13,525,254
Pool# SD8338
4.00%, 6/1/2053 4,967,955 4,424,696
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,253,552 2,201,266
Pool# 468516
5.17%, 6/1/2028 797,218 774,053
Pool# 468127
5.70%, 5/1/2041 1,076,758 1,076,301
FNMA UMBS Pool
Pool# FS1360
3.00%, 4/1/2037 6,468,175 5,851,577
Pool# AR9398
3.50%, 6/1/2043 800,862 705,401
Pool# BC0180
4.00%, 1/1/2046 2,229,643 2,030,411
Pool# AS7908
3.00%, 9/1/2046 5,049,929 4,268,226
Pool# AS8483
3.00%, 12/1/2046 2,142,686 1,818,429
Pool# MA2863
3.00%, 1/1/2047 3,434,697 2,903,984
Pool# AS8784
3.00%, 2/1/2047 2,208,583 1,857,817
Pool# BE7557
3.50%, 2/1/2047 4,030,613 3,532,599
Pool# BM2003
4.00%, 10/1/2047 3,340,967 3,032,578
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ3716
3.50%, 12/1/2047 2,004,871 1,757,074
Pool# MA3210
3.50%, 12/1/2047 844,951 739,741
Pool# BM3355
3.50%, 2/1/2048 1,350,278 1,182,152
Pool# CA1532
3.50%, 4/1/2048 4,388,157 3,857,975
Pool# CA2208
4.50%, 8/1/2048 950,573 885,025
Pool# CA2469
4.00%, 10/1/2048 894,514 809,291
Pool# MA3745
3.50%, 8/1/2049 4,659,099 4,110,398
Pool# FS2041
2.00%, 8/1/2051 8,384,982 6,390,939
Pool# FS1080
2.50%, 2/1/2052 32,564,773 25,903,326
Pool# BU8883
3.00%, 3/1/2052 18,865,212 15,620,532
Pool# FS2122
3.00%, 3/1/2052 5,459,370 4,527,804
Pool# MA4577
2.00%, 4/1/2052 18,707,985 14,247,167
Pool# BV8011
3.00%, 8/1/2052 9,786,692 8,099,990
Pool# MA4733
4.50%, 9/1/2052 18,702,016 17,178,603
Pool# MA4782
3.50%, 10/1/2052 14,407,269 12,399,932
Pool# MA4805
4.50%, 11/1/2052 5,695,151 5,231,256
Pool# MA4839
4.00%, 12/1/2052 4,838,246 4,309,715
Pool# MA4980
6.00%, 4/1/2053 3,740,314 3,692,503
Pool# DA1019
6.50%, 9/1/2053 1,000,000 1,006,207
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
5.00%, 10/25/2038 17,000,000
16,553,750
GNMA II Pool
Pool# MA8349
5.50%, 10/20/2052 9,508,718 9,238,412
Pool# MA8429
5.50%, 11/20/2052 3,989,776 3,872,814
Pool# MA8430
6.00%, 11/20/2052 4,910,799 4,868,698
Pool# MA8571
6.00%, 1/20/2053 2,267,988 2,249,217
Pool# MA8726
5.50%, 3/20/2053 14,177,193 13,767,010
Pool# MA8727
6.00%, 3/20/2053 4,081,022 4,046,932
Pool# MA8950
6.50%, 6/20/2053 4,955,259 4,973,604
GNMA TBA
3.50%, 10/15/2053 7,600,000
6,656,531
Total Mortgage-Backed Securities
(cost $501,223,420)
447,430,055

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 41
Municipal Bonds 0.9%
Principal
Amount ($) Value ($)
California 0.3%
Northern California Power
Agency, RB, Series B,
7.31%, 6/1/2040 3,885,000 4,252,812
District of Columbia 0.6%
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue
Series D, 7.46%, 10/1/2046 6,000,000 7,013,639
Series D, 8.00%, 10/1/2047 2,000,000 2,418,432
9,432,071
Total Municipal Bonds
(cost $14,110,997)
13,684,883
Purchased Option 0.0%
†
Number of
Contracts
Call Option 0.0%
†
Future Interest Rate Options 0.0%
†
U.S. Treasury 30 Year Bond
11/24/2023 at USD 123.00,
American Style, Notional
Amount: USD 6,000,000
Exchange Traded* 60 15,000
0
Total Purchased Option
(cost $89,062) 15,000
U.S. Government Agency Security 0.8%
Principal
Amount ($)
Tennessee Valley Authority,
5.88%, 4/1/2036 11,793,000 12,565,677
Total U.S. Government Agency Security
(cost $13,764,326)
12,565,677
U.S. Treasury Obligations 29.6%
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 11,681,016
2.38%, 2/15/2042 55,000,000 38,016,602
3.25%, 5/15/2042 11,500,000 9,164,063
3.13%, 2/15/2043 23,000,000 17,805,234
3.88%, 2/15/2043 6,200,000 5,395,937
3.88%, 5/15/2043 18,000,000 15,648,750
2.25%, 8/15/2046 7,000,000 4,438,437
2.25%, 2/15/2052 54,800,000 33,629,219
2.88%, 5/15/2052 6,375,000 4,520,024
3.63%, 2/15/2053 1,000,000 827,031
3.63%, 5/15/2053 6,000,000 4,967,813
U.S. Treasury Notes
0.13%, 10/15/2023 1,000,000 998,126
0.25%, 3/15/2024 (d) 4,300,000 4,201,906
2.13%, 3/31/2024 (d) 5,000,000 4,918,164
0.38%, 4/15/2024 (d) 5,000,000 4,865,820
4.50%, 11/30/2024 20,000,000 19,799,219
1.00%, 12/15/2024 30,000,000 28,487,109
4.25%, 12/31/2024 24,600,000 24,268,477
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 1/31/2025 11,700,000 11,519,016
4.25%, 5/31/2025 24,000,000 23,643,750
2.88%, 6/15/2025 9,000,000 8,664,609
3.00%, 7/15/2025 22,000,000 21,200,781
0.25%, 8/31/2025 20,000,000 18,249,219
4.00%, 2/15/2026 12,200,000 11,942,180
3.63%, 5/15/2026 33,000,000 31,988,086
1.25%, 12/31/2026 26,000,000 23,290,313
2.25%, 2/15/2027 (d) 2,000,000 1,845,547
0.50%, 4/30/2027 1,000,000 862,188
3.25%, 6/30/2027 7,000,000 6,650,820
2.25%, 8/15/2027 11,000,000 10,052,109
3.88%, 12/31/2027 6,000,000 5,815,078
3.50%, 1/31/2028 12,300,000 11,738,332
3.63%, 5/31/2028 18,300,000 17,539,406
1.50%, 11/30/2028 11,000,000 9,426,055
2.75%, 5/31/2029 6,000,000 5,435,625
3.25%, 6/30/2029 2,000,000 1,858,594
3.50%, 1/31/2030 8,300,000 7,779,629
3.75%, 5/31/2030 6,000,000 5,696,250
2.88%, 5/15/2032 1,500,000 1,316,660
Total U.S. Treasury Obligations
(cost $513,561,415)
470,147,194
Repurchase Agreements 0.6%
Bank of America NA
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,442, collateralized
by U.S. Government
Agency Securities,
3.50%, maturing 4/1/2042
- 4/1/2046; total market
value $1,020,000. (f) 1,000,000 1,000,000
BofA Securities, Inc.
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,442, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $1,020,001. (f) 1,000,000 1,000,000
Cantor Fitzgerald & Co.
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$657,243, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$670,090. (f) 656,951 656,951

42 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,209, collateralized
by U.S. Government
Treasury Securities,
ranging from 1.38%
- 5.00%, maturing
5/15/2037 - 2/15/2052;
total market value
$5,102,254. (f) 5,000,000 5,000,000
Pershing LLC
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,889, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$2,040,000. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $9,656,951)
9,656,951
Total Investments
(cost $1,757,791,435) — 100.1%
1,586,991,979
Liabilities in excess of other
assets — (0.1)% (1,078,148)
NET ASSETS — 100.0%
$ 1,585,913,831
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $293,236,630 which represents 18.49% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(d) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $93,025,272, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,656,951 and by
$86,572,515 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $96,229,466.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$9,656,951.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 43
Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2023
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investement
Grade index
Series 41-V1 1.00 Quarterly 12/20/2028 0.73 USD 74,000,000 (1,061,010) 138,047 (922,963)
(1,061,010) 138,047 (922,963)
As of September 30, 2023, the Fund had $992,451 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 264 12/2023 USD 53,515,688 (231,634)
U.S. Treasury 5 Year Note 771 12/2023 USD 81,232,078 (821,038)
U.S. Treasury 10 Year Note 776 12/2023 USD 83,856,500 (1,747,066)
U.S. Treasury Ultra Bond 65 12/2023 USD 7,714,688 (564,250)
Total long contracts (3,363,988)
Short Contracts
U.S. Treasury 10 Year Ultra Note (258) 12/2023 USD (28,783,125) 841,444
U.S. Treasury Long Bond (341) 12/2023 USD (38,799,406) 2,177,948
Total short contracts 3,019,392
Net contracts (344,596)
As of September 30, 2023, the Fund had $2,109,881 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

44 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
Written Call Options Contracts as of September 30, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 60 USD 6,000,000 USD 128.00 11/24/2023 (5,625)
Total written call options contracts (5,625)
Written Put Options Contracts as of September 30, 2023 :
D escription Counterparty
Number of
Contracts
Notional
Amount
Exercise
  Price
Expiration
Date Value ($)
U.S. Treasury 30 Year Bond Exchange Traded 60 USD 6,000,000 USD 110.00 11/24/2023 (77,812)
Total written put options contracts (77,812)
Total Written Options Contracts (Premiums Received ($90,938)) (83,437)
Currency:
USD United States dollar

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 45
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 122,904,800 $ – $ 122,904,800
Collateralized Mortgage Obligations – 14,789,322 – 14,789,322
Commercial Mortgage-Backed Securities – 23,479,398 – 23,479,398
Corporate Bonds – 472,318,699 – 472,318,699
Credit Default Swaps† – 138,047 – 138,047
Futures Contracts 3,019,392 – – 3,019,392
Mortgage-Backed Securities – 447,430,055 – 447,430,055
Municipal Bonds – 13,684,883 – 13,684,883
Purchased Option 15,000 – – 15,000

46 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, and financial futures contracts.
(a) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 9,656,951 $ – $ 9,656,951
U.S. Government Agency Security – 12,565,677 – 12,565,677
U.S. Treasury Obligations – 470,147,194 – 470,147,194
Total Assets $ 3,034,392 $ 1,587,115,026 $ – $ 1,590,149,418
Liabilities:
Futures Contracts $ (3,363,988) $ – $ – $ (3,363,988)
Written Options (83,437) – – (83,437)
Total Liabilities $ (3,447,425) $ – $ – $ (3,447,425)
Total $ (413,033) $ 1,587,115,026 $ – $ 1,586,701,993
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 47
losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
(b) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
The upfront premiums are amortized and accreted daily and are recorded as realized gains or losses upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event)
by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event)
occurs, the Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components

48 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Core Bond Fund
of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:

NVIT Core Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 49
Assets: Fair Value
Purchased Options
Interest rate risk Investment securities, at value $ 15,000
Swap Contracts†
Credit risk Unrealized appreciation from centrally cleared swap contracts 138,047
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts 3,019,392
Total $ 3,172,439
Liabilities:
Written Options
Interest rate risk Written options, at value $ (83,437)
Futures Contracts
Interest rate risk Unrealized depreciation from futures contracts (3,363,988)
Total $ (3,447,425)
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation).
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

50 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities 17 .1%
Principal
Amount ($) Value ($)
Airlines 0 .8%
Blackbird Capital Aircraft,
Series 2021-1A, Class B,
3.45%, 7/15/2046(a) 632,932 528,498
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 388,765 348,481
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 707,581 595,288
1,472,267
Automobiles 0 .4%
Exeter Automobile
Receivables Trust, Series
2021-1A, Class D, 1.08%,
11/16/2026 250,000 240,830
GLS Auto Receivables
Issuer Trust, Series
2021-2A, Class C, 1.08%,
6/15/2026(a) 434,386 425,140
665,970
Home Equity 6 .6%
Aegis Asset-Backed Securities
Corp. Mortgage Pass-
Through Certificates, Series
2003-2, Class M2, 7.98%,
11/25/2033(b) 742,527 628,378
Asset-Backed Securities Corp.
Home Equity Loan Trust,
Series 2007-HE2, Class A4,
5.66%, 5/25/2037(b) 1,360,809 915,693
Credit-Based Asset Servicing
and Securitization LLC,
Series 2006-CB4, Class
AV3, 2.92%, 5/25/2036(b) 2,198,963 1,382,938
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 5.61%,
4/25/2037(b) 427,661 272,541
JP Morgan Mortgage
Acquisition Trust
Series 2006-RM1, Class A5,
5.91%, 8/25/2036(b) 1,587,695 675,794
Series 2007-CH3, Class
M2, 5.75%, 3/25/2037(b) 1,500,000 1,248,758
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
5.64%, 5/25/2037(b) 1,062,270 994,049
Merrill Lynch Mortgage
Investors Trust, Series
2006-HE3, Class A4,
5.93%, 6/25/2037(b) 3,795,972 923,300
New Century Home Equity
Loan Trust, Series 2006-
1, Class A2C, 5.99%,
5/25/2036(b) 1,500,000 1,298,291
Option One Mortgage Loan
Trust, Series 2006-1, Class
M2, 6.00%, 1/25/2036(b) 2,049,000 1,418,027
Asset-Backed Securities
Principal
Amount ($) Value ($)
Home Equity
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 760,182
Securitized Asset-Backed
Receivables LLC Trust,
Series 2006-FR4, Class
A2B, 5.77%, 8/25/2036(b) 3,953,048 1,256,034
11,773,985
Other 9 .1%
Affirm Asset Securitization
Trust
Series 2020-Z1, Class A,
3.46%, 10/15/2024(a) 417 416
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 300,000 300,454
Bridge Street CLO II Ltd.,
Series 2021-1A, Class A1A,
6.82%, 7/20/2034(a)(b) 500,000 495,825
Canyon Capital CLO Ltd.,
Series 2019-1A, Class DR,
8.67%, 4/15/2032(a)(b) 600,000 583,391
Cathedral Lake VIII Ltd.,
Series 2021-8A, Class A1,
6.82%, 1/20/2035(a)(b) 500,000 494,828
CBAM Ltd., Series 2019-
10A, Class DR, 9.09%,
4/20/2032(a)(b) 750,000 743,698
Fillmore Park CLO Ltd., Series
2018-1A, Class D, 8.47%,
7/15/2030(a)(b) 500,000 483,237
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 865,876
Franklin Park Place CLO I
LLC, Series 2022-1A, Class
A, 6.71%, 4/14/2035(a)(b) 500,000 491,778
FS RIALTO, Series 2021-
FL2, Class A, 6.67%,
5/16/2038(a)(b) 368,783 364,135
FS Rialto Issuer LLC, Series
2022-FL4, Class AS, 7.71%,
1/19/2039(a)(b) 200,000 195,053
GoldenTree Loan
Management US CLO
15 Ltd., Series 2022-
15A, Class DR, 9.74%,
10/20/2036(a)(b) 500,000 500,012
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 311,299
Gulf Stream Meridian 3 Ltd.,
Series 2021-IIIA, Class A1,
6.89%, 4/15/2034(a)(b) 500,000 494,846
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,027,546 816,577

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 51
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 603,834 479,185
LCM XV LP, Series 15A, Class
DR, 9.29%, 7/20/2030(a)(b) 250,000 237,157
Marble Point CLO XXII Ltd.,
Series 2021-2A, Class A,
6.81%, 7/25/2034(a)(b) 500,000 489,946
Marlette Funding Trust, Series
2019-4A, Class C, 3.76%,
12/17/2029(a) 112,075 111,073
ME Funding LLC, Series
2019-1, Class A2, 6.45%,
7/30/2049(a) 721,875 705,901
Pagaya AI Debt Selection
Trust
Series 2021-1, Class B,
2.13%, 11/15/2027(a) 258,961 255,913
Series 2021-3, Class B,
1.74%, 5/15/2029(a) 499,973 488,509
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 499,934 472,314
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
8.43%, 3/25/2026(a)(b) 850,000 827,856
PRET LLC, Series 2021-
NPL5, Class A1, 2.49%,
10/25/2051(a)(c) 746,516 701,595
Progress Residential, Series
2021-SFR4, Class A,
1.56%, 5/17/2038(a) 1,047,658 932,225
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 487,668 443,263
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.78%, 10/20/2030(a)(b) 470,703 470,140
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 404,099 339,861
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 446,253 387,638
Symphony CLO XV Ltd.,
Series 2014-15A, Class
AR3, 6.65%, 1/17/2032(a)
(b) 500,000 496,467
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 119,121 115,100
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 103,645 99,127
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 391,728 306,711
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 2.12%,
3/27/2051(a)(c) 283,391 268,172
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Wellfleet CLO X Ltd., Series
2019-XA, Class A2R,
7.34%, 7/20/2032(a)(b) 500,000 479,269
16,248,847
Student Loan 0 .2%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 445,823
Total Asset-Backed Securities
(cost $35,587,081)
30,606,892
Collateralized Mortgage Obligations 16 .8%
ACRE Commercial Mortgage
Ltd., Series 2021-
FL4, Class A, 6.28%,
12/18/2037(a)(b) 63,066 62,643
Alternative Loan Trust
Series 2005-64CB, Class
1A12, 5.50%, 12/25/2035(b) 931,157 773,376
Series 2006-13T1, Class
A1, 6.00%, 5/25/2036 1,895,168 938,316
Series 2006-OA7, Class
1A2, 5.57%, 6/25/2046(b) 1,312,356 1,091,806
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
5.91%, 2/25/2036(b) 896,599 783,207
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1,572,447 701,445
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,133,830 533,902
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 950,432 917,883
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 870,093 814,937
FHLMC REMICS
Series 5004, Class LS, IO,
0.72%, 7/25/2050(b) 2,757,989 277,862
Series 5198, Class KZ,
2.00%, 2/25/2052 2,274,506 1,237,457
FHLMC STACR REMIC Trust,
Series 2021-DNA7, Class
M2, 7.11%, 11/25/2041(a)
(b) 1,000,000 976,560
FNMA REMICS
Series 2013-20, Class MA,
2.50%, 3/25/2033 1,335,330 1,206,982
Series 2014-11, Class KZ,
2.50%, 10/25/2041 1,949,734 1,653,758
Series 2018-33, Class A,
3.00%, 5/25/2048 614,461 526,973
Series 2019-64, Class D,
2.50%, 11/25/2049 401,162 332,858

52 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,761,015 178,021
Series 2021-61, Class KZ,
2.50%, 9/25/2051 3,160,219 1,601,767
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 525,033
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,465,085 37,920
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 7,109,841 964,474
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,989,443 395,797
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,496,301 430,345
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,769,771 432,393
Series 2022-174, Class AZ,
3.50%, 5/20/2051 4,419,285 3,387,142
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,893,989 539,667
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 5.79%,
7/25/2047(b) 663,160 446,107
JP Morgan Mortgage Trust,
Series 2006-S1, Class 2A9,
6.50%, 4/25/2036 326,515 317,241
Morgan Stanley Residential
Mortgage Loan Trust, Series
2020-RPL1, Class A1,
2.69%, 10/25/2060(a)(b) 378,126 365,294
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 396,431
PRPM LLC, Series 2022-
5, Class A1, 6.90%,
9/27/2027(a)(c) 1,760,688 1,737,011
RALI Trust
Series 2006-QS6, Class
1A11, 6.00%, 6/25/2036(b) 1,456,489 1,027,012
Series 2006-QS17, Class
A7, 6.00%, 12/25/2036 946,308 742,147
Seasoned Credit Risk Transfer
Trust, Series 2019-4, Class
MV, 3.00%, 2/25/2059 1,838,515 1,517,005
Towd Point Mortgage Trust,
Series 2022-1, Class A1,
3.75%, 7/25/2062(a)(b) 1,119,329 1,007,739
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 374,298
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 806,697 740,259
Total Collateralized Mortgage Obligations
(cost $36,775,559)
29,993,068
Commercial Mortgage-Backed Securities 6 .1%
Principal
Amount ($) Value ($)
BANK
Series 2020-BN30,
Class XB, IO, 0.83%,
12/15/2053(b) 3,036,000 124,079
Series 2017-BNK6, Class
XA, IO, 0.91%, 7/15/2060(b) 4,062,933 88,433
Series 2018-BN10, Class
XA, IO, 0.83%, 2/15/2061(b) 2,739,705 67,101
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.16%, 2/15/2053(b) 1,967,486 92,268
Series 2021-C12, Class XA,
IO, 1.07%, 11/15/2054(b) 2,714,399 141,126
Series 2022-C18, Class XD,
IO, 2.35%, 12/15/2055(a)(b) 1,000,000 152,824
BB-UBS Trust
Series 2012-SHOW, Class
XB, IO, 0.28%, 11/5/2036(a)
(b) 4,823,000 8,261
Series 2012-SHOW, Class
XA, IO, 0.73%, 11/5/2036(a)
(b) 8,760,000 47,350
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.88%, 9/15/2053(b) 1,309,760 89,379
Series 2021-B27, Class XA,
IO, 1.38%, 7/15/2054(b) 1,995,391 131,232
BX Commercial Mortgage
Trust
Series 2021-VOLT, Class E,
7.45%, 9/15/2036(a)(b) 134,000 127,768
Series 2021-SOAR, Class
A, 6.12%, 6/15/2038(a)(b) 185,681 182,327
BX Trust
Series 2019-OC11, Class E,
4.08%, 12/9/2041(a)(b) 211,000 168,128
Series 2019-OC11, Class D,
4.08%, 12/9/2041(a)(b) 100,000 82,203
BXMT Ltd., Series 2021-
FL4, Class A, 6.50%,
5/15/2038(a)(b) 125,000 119,007
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
1.01%, 11/13/2050(b) 5,059,010 116,759
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.76%,
5/10/2058(b) 1,905,677 56,694
Citigroup Commercial
Mortgage Trust
Series 2020-555, Class E,
3.62%, 12/10/2041(a)(b) 115,000 82,002
Series 2014-GC19, Class
XA, IO, 1.24%, 3/11/2047(b) 2,838,652 455
Series 2014-GC21, Class
XA, IO, 1.28%, 5/10/2047(b) 2,725,281 7,128
Series 2016-GC36, Class
D, 2.85%, 2/10/2049(a) 139,000 51,206
CLNC Ltd., Series 2019-
FL1, Class A, 6.69%,
8/20/2035(a)(b) 4,162 4,153

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 53
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Commercial Mortgage Trust
Series 2017-PANW, Class
E, 4.13%, 10/10/2029(a)(b) 254,000 203,738
Series 2014-CR20,
Class XA, IO, 1.07%,
11/10/2047(b) 5,240,362 29,944
Series 2015-CR23, Class C,
4.44%, 5/10/2048(b) 407,000 355,357
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 2.02%, 1/15/2049(b) 600,091 20,986
Series 2017-CX10,
Class XA, IO, 0.89%,
11/15/2050(b) 5,994,614 134,610
Series 2017-CX10, Class C,
4.31%, 11/15/2050(b) 247,000 167,043
Series 2019-C18, Class B,
3.59%, 12/15/2052 255,000 199,930
CSMC Trust
Series 2017-CALI, Class F,
3.90%, 11/10/2032(a)(b) 250,000 40,044
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 157,251 140,754
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 100,000 81,868
Series 2021-B33, Class A2,
3.17%, 10/10/2043(a) 157,000 111,362
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.55%, 5/25/2030(b) 1,282,758 1,129,359
Series 2020-M7, Class X2,
IO, 1.33%, 3/25/2031(b) 5,156,849 314,599
Series 2022-M5, Class X,
IO, 0.69%, 1/1/2034(b) 13,031,000 470,199
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,292,257 302,455
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,759,126 256,320
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,343,599 360,835
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 5,044,181 317,444
Series 2021-65, Class , IO,
0.88%, 8/16/2063(b) 4,966,982 309,837
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 6,013,447 426,272
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,626,714 386,304
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,377,799 352,955
GPMT Ltd., Series 2021-
FL3, Class A, 6.70%,
7/16/2035(a)(b) 112,994 111,180
Great Wolf Trust
Series 2019-WOLF, Class
E, 8.18%, 12/15/2036(a)(b) 100,000 98,651
Series 2019-WOLF, Class F,
8.58%, 12/15/2036(a)(b) 100,000 98,309
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GS Mortgage Securities
Corp. Trust, Series 2018-
TWR, Class D, 7.23%,
7/15/2031(a)(b) 100,000 48,000
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.69%, 11/10/2049(b) 5,378,145 74,625
Series 2017-GS8, Class XA,
IO, 1.08%, 11/10/2050(b) 4,781,261 139,101
Series 2018-GS9, Class C,
4.50%, 3/10/2051(b) 175,000 140,099
JP Morgan Chase Commercial
Mortgage Securities Trust,
Series 2018-WPT, Class
FFX, 5.54%, 7/5/2033(a)(b) 113,000 67,235
JPMBB Commercial Mortgage
Securities Trust, Series
2014-C23, Class D, 4.13%,
9/15/2047(a)(b) 200,000 165,561
JPMDB Commercial Mortgage
Securities Trust
Series 2020-COR7, Class
XA, IO, 1.77%, 5/13/2053(b) 1,345,363 83,668
Series 2020-COR7, Class
B, 3.29%, 5/13/2053(b) 158,000 112,594
LoanCore Issuer Ltd., Series
2019-CRE2, Class AS,
6.95%, 5/15/2036(a)(b) 102,412 102,311
Med Trust, Series 2021-
MDLN, Class G, 10.70%,
11/15/2038(a)(b) 200,040 189,042
MHC Commercial Mortgage
Trust, Series 2021-
MHC, Class A, 6.25%,
4/15/2038(a)(b) 184,498 181,953
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.41%, 5/15/2050(b) 2,386,323 75,791
Morgan Stanley Capital I Trust
Series 2019-L3, Class XA,
IO, 0.75%, 11/15/2052(b) 3,014,843 87,659
Series 2020-L4, Class B,
3.08%, 2/15/2053 114,000 83,240
One New York Plaza Trust,
Series 2020-1NYP, Class C,
7.65%, 1/15/2036(a)(b) 150,000 128,250
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
2.02%, 10/10/2048(b) 2,659,499 91,821
UBS Commercial Mortgage
Trust
Series 2017-C3, Class B,
4.09%, 8/15/2050(b) 194,000 161,081
Series 2017-C4, Class B,
4.24%, 10/15/2050(b) 161,000 139,323
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.71%, 5/15/2048(b) 8,082,513 52,949

54 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2016-C35, Class B,
3.44%, 7/15/2048 200,000 166,364
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 122,348
Series 2021-C59, Class XA,
IO, 1.66%, 4/15/2054(b) 1,657,195 125,999
Total Commercial Mortgage-Backed
Securities
(cost $12,478,140) 10,899,252
Corporate Bonds 13 .5%
Aerospace & Defense 0 .1%
Boeing Co. (The) ,
2.95%, 2/1/2030 170,000 143,022
TransDigm, Inc. ,
5.50%, 11/15/2027 65,000 60,863
203,885
Automobile Components 0 .0%
†
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 30,000 28,125
Goodyear Tire & Rubber Co.
(The) ,
5.25%, 7/15/2031 40,000 33,096
61,221
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 120,000 92,480
Hyundai Capital America ,
5.68%, 6/26/2028(a) 110,000 107,542
200,022
Banks 1 .9%
Banco Davivienda SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 5.10%),
6.65%, 4/22/2031(a)(d)(e) 200,000 134,500
Banco GNB Sudameris SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.56%),
7.05%, 4/3/2027(e) 50,000 46,941
Banco Industrial SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.44%),
4.88%, 1/29/2031(e) 150,000 138,328
Banco Internacional del Peru
SAA Interbank ,
Reg. S, (ICE LIBOR USD
3 Month + 5.76%), 6.63%,
3/19/2029(e) 100,000 98,745
Banco Nacional de Comercio
Exterior SNC ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.00%),
2.72%, 8/11/2031(e) 200,000 164,993
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank Hapoalim BM ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.16%),
3.26%, 1/21/2032(a)(e) 200,000 170,498
Bank of America Corp. ,
(SOFR + 1.11%), 3.84%,
4/25/2025(e) 30,000 29,575
(SOFR + 1.75%), 4.83%,
7/22/2026(e) 40,000 38,996
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(e) 285,000 207,388
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(e) 190,000 141,582
Bank of Nova Scotia (The) ,
3.45%, 4/11/2025 265,000 255,151
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(e) 310,000 284,367
DBS Group Holdings Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 1.10%),
1.82%, 3/10/2031(e) 200,000 181,553
Global Bank Corp. ,
Reg. S, (ICE LIBOR USD
3 Month + 3.30%), 5.25%,
4/16/2029(e) 200,000 181,560
Itau Unibanco Holding SA ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.22%),
4.63%, 2/27/2025(d)(e) 200,000 164,289
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(e) 70,000 67,477
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(e) 180,000 141,989
(SOFR + 1.26%), 2.96%,
1/25/2033(e) 175,000 139,322
Multibank, Inc. ,
7.75%, 2/3/2028(a) 200,000 201,300
Santander Holdings USA, Inc. ,
(SOFR + 1.25%), 2.49%,
1/6/2028(e) 160,000 138,924
Toronto-Dominion Bank (The) ,
4.69%, 9/15/2027 145,000 139,448
Truist Financial Corp. ,
(SOFR + 1.44%), 4.87%,
1/26/2029(e) 65,000 61,016
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(e) 155,000 141,902

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 55
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.98%), 4.81%,
7/25/2028(e) 60,000 57,256
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(e) 185,000 136,876
3,463,976
Beverages 0 .1%
Constellation Brands, Inc. ,
3.15%, 8/1/2029 60,000 52,568
2.88%, 5/1/2030 105,000 88,122
PepsiCo, Inc. ,
3.60%, 2/18/2028 45,000 42,579
Primo Water Holdings, Inc. ,
4.38%, 4/30/2029(a) 45,000 38,475
221,744
Biotechnology 0 .1%
AbbVie, Inc. ,
3.85%, 6/15/2024 50,000 49,263
3.80%, 3/15/2025 95,000 92,345
Amgen, Inc. ,
5.25%, 3/2/2030 35,000 34,195
5.75%, 3/2/2063 60,000 55,349
231,152
Building Products 0 .1%
Advanced Drainage Systems,
Inc. ,
6.38%, 6/15/2030(a) 100,000 96,045
Builders FirstSource, Inc. ,
6.38%, 6/15/2032(a) 50,000 47,065
Griffon Corp. ,
5.75%, 3/1/2028 40,000 36,311
Standard Industries, Inc. ,
4.38%, 7/15/2030(a) 55,000 45,551
224,972
Capital Markets 0 .5%
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 230,000 167,754
Goldman Sachs Group, Inc.
(The) ,
(CME Term SOFR 3
Month + 1.43%), 6.80%,
5/15/2026(e) 289,000 290,777
Macquarie Group Ltd. ,
(SOFR + 1.53%), 2.87%,
1/14/2033(a)(e) 200,000 151,159
Morgan Stanley ,
(SOFR + 1.36%), 2.48%,
9/16/2036(e) 390,000 283,291
892,981
Chemicals 0 .2%
ASP Unifrax Holdings, Inc. ,
5.25%, 9/30/2028(a) 30,000 21,364
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Braskem Netherlands Finance
BV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 8.22%),
8.50%, 1/23/2081(e) 200,000 196,910
Sasol Financing USA LLC ,
5.50%, 3/18/2031 200,000 156,737
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 50,000 40,438
415,449
Commercial Services & Supplies 0 .2%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 65,000 61,590
9.75%, 7/15/2027(a) 55,000 49,193
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 70,000 57,252
Madison IAQ LLC ,
4.13%, 6/30/2028(a) 55,000 47,463
WASH Multifamily Acquisition,
Inc. ,
5.75%, 4/15/2026(a) 55,000 51,356
266,854
Communications Equipment 0 .0%
†
CommScope, Inc. ,
4.75%, 9/1/2029(a) 45,000 33,100
Construction & Engineering 0 .2%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 133,586 92,961
Pike Corp. ,
5.50%, 9/1/2028(a) 125,000 109,360
Quanta Services, Inc. ,
2.35%, 1/15/2032 190,000 142,574
344,895
Construction Materials 0 .1%
Cemex SAB de CV ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.53%),
5.13%, 6/08/2026(d)(e) 200,000 187,239
Consumer Finance 0 .4%
American Express Co. ,
3.95%, 8/1/2025 140,000 135,431
Avolon Holdings Funding Ltd. ,
2.13%, 2/21/2026(a) 100,000 89,579
3.25%, 2/15/2027(a) 50,000 44,534
Capital One Financial Corp. ,
(SOFR + 2.16%), 4.99%,
7/24/2026(e) 150,000 145,538
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028 90,000 74,613
3.10%, 1/12/2032 35,000 27,079
Global Aircraft Leasing Co.
Ltd. ,
6.50%, 9/15/2024(a)(g) 61,199 58,292

56 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Navient Corp. ,
5.00%, 3/15/2027 30,000 26,966
OneMain Finance Corp. ,
6.63%, 1/15/2028 70,000 64,587
666,619
Consumer Staples Distribution & Retail 0 .3%
Dollar General Corp. ,
4.25%, 9/20/2024 70,000 68,795
3.50%, 4/3/2030 155,000 132,452
Dollar Tree, Inc. ,
4.00%, 5/15/2025 135,000 130,667
Sysco Corp. ,
3.25%, 7/15/2027 80,000 73,526
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 45,000 34,304
US Foods, Inc. ,
7.25%, 1/15/2032(a) 65,000 64,934
504,678
Containers & Packaging 0 .2%
Clydesdale Acquisition
Holdings, Inc. ,
6.63%, 4/15/2029(a) 35,000 32,543
Pactiv Evergreen Group
Issuer LLC ,
4.38%, 10/15/2028(a) 50,000 43,383
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 65,000 67,925
WRKCo, Inc. ,
3.75%, 3/15/2025 135,000 131,059
274,910
Distributors 0 .0%
†
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 60,000 56,984
Diversified Consumer Services 0 .0%
†
Metis Merger Sub LLC ,
6.50%, 5/15/2029(a) 80,000 67,577
Diversified Telecommunication Services 0 .3%
AT&T, Inc. ,
2.75%, 6/1/2031 45,000 36,000
2.25%, 2/1/2032 185,000 139,236
CCO Holdings LLC ,
4.75%, 3/1/2030(a) 50,000 41,973
4.75%, 2/1/2032(a) 45,000 36,000
4.25%, 1/15/2034(a) 40,000 29,451
Frontier Communications
Holdings LLC ,
5.88%, 10/15/2027(a) 15,000 13,642
5.00%, 5/1/2028(a) 30,000 25,615
Level 3 Financing, Inc. ,
10.50%, 5/15/2030(a) 37,000 37,244
Verizon Communications, Inc. ,
1.75%, 1/20/2031 185,000 139,408
498,569
Electric Utilities 0 .9%
AEP Texas, Inc. ,
Series H, 3.45%, 1/15/2050 155,000 99,888
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC ,
3.55%, 3/15/2052 60,000 40,976
Duke Energy Corp. ,
2.65%, 9/1/2026 235,000 216,157
Entergy Louisiana LLC ,
4.75%, 9/15/2052 50,000 41,107
Exelon Corp. ,
5.15%, 3/15/2028 95,000 93,230
4.10%, 3/15/2052 30,000 21,695
JSW Hydro Energy Ltd. ,
4.13%, 5/18/2031(a) 168,000 139,615
LLPL Capital Pte. Ltd. ,
Reg. S, 6.88%, 2/4/2039 160,920 143,306
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 131,562 124,631
Minejesa Capital BV ,
Reg. S, 5.63%, 8/10/2037 200,000 152,572
Monongahela Power Co. ,
5.40%, 12/15/2043(a) 75,000 66,299
NextEra Energy Capital
Holdings, Inc. ,
4.26%, 9/1/2024 60,000 59,031
NRG Energy, Inc. ,
3.63%, 2/15/2031(a) 85,000 64,486
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 85,000 64,666
Southern Co. (The) ,
Series A, 3.70%, 4/30/2030 160,000 141,731
Vistra Operations Co. LLC ,
7.75%, 10/15/2031(a) 40,000 39,402
1,508,792
Electronic Equipment, Instruments & Components 0 .1%
Arrow Electronics, Inc. ,
3.88%, 1/12/2028 120,000 109,428
Energy Equipment & Services 0 .1%
Halliburton Co. ,
4.85%, 11/15/2035 65,000 58,454
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 56,250 55,382
Weatherford International Ltd. ,
6.50%, 9/15/2028(a) 45,000 45,004
158,840
Entertainment 0 .0%
†
Live Nation Entertainment,
Inc. ,
4.75%, 10/15/2027(a) 75,000 68,672
Financial Services 0 .1%
National Rural Utilities
Cooperative Finance Corp. ,
4.80%, 3/15/2028 30,000 29,254
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 85,000 70,314
PennyMac Financial Services,
Inc. ,
4.25%, 2/15/2029(a) 90,000 72,822
172,390

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 57
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0 .2%
Agrosuper SA ,
Reg. S, 4.60%, 1/20/2032 150,000 119,958
MARB BondCo plc ,
Reg. S, 3.95%, 1/29/2031 200,000 148,306
Post Holdings, Inc. ,
4.63%, 4/15/2030(a) 9,000 7,706
Smithfield Foods, Inc. ,
4.25%, 2/1/2027(a) 150,000 138,665
414,635
Gas Utilities 0 .1%
Ferrellgas LP ,
5.38%, 4/1/2026(a) 35,000 32,805
Suburban Propane Partners
LP ,
5.00%, 6/1/2031(a) 75,000 62,605
Superior Plus LP ,
4.50%, 3/15/2029(a) 70,000 60,831
156,241
Ground Transportation 0 .2%
CSX Corp. ,
3.35%, 9/15/2049 205,000 136,707
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 70,000 65,170
Triton Container International
Ltd. ,
3.25%, 3/15/2032 180,000 134,607
XPO, Inc. ,
7.13%, 6/1/2031(a) 70,000 68,952
405,436
Health Care Equipment & Supplies 0 .2%
Bausch & Lomb Escrow Corp. ,
8.38%, 10/1/2028(a) 80,000 80,238
Becton Dickinson & Co. ,
4.69%, 2/13/2028 135,000 130,879
Medline Borrower LP ,
5.25%, 10/1/2029(a) 95,000 82,108
293,225
Health Care Providers & Services 0 .6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 80,000 61,950
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 50,000 40,379
CVS Health Corp. ,
5.13%, 2/21/2030 40,000 38,473
5.30%, 6/1/2033 70,000 66,301
5.88%, 6/1/2053 80,000 73,980
Elevance Health, Inc. ,
4.10%, 5/15/2032 160,000 142,514
HCA, Inc. ,
4.13%, 6/15/2029 75,000 67,896
5.13%, 6/15/2039 80,000 69,300
Legacy LifePoint Health LLC ,
4.38%, 2/15/2027(a) 40,000 34,400
ModivCare Escrow Issuer,
Inc. ,
5.00%, 10/1/2029(a) 75,000 53,813
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 70,000 62,131
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 35,000 33,866
6.13%, 6/15/2030 85,000 79,691
UnitedHealth Group, Inc. ,
4.25%, 1/15/2029 300,000 285,611
1,110,305
Health Care REITs 0 .1%
Welltower OP LLC ,
2.05%, 1/15/2029 175,000 144,649
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 170,000 140,950
Park Intermediate Holdings
LLC ,
4.88%, 5/15/2029(a) 70,000 59,217
200,167
Hotels, Restaurants & Leisure 0 .7%
Boyne USA, Inc. ,
4.75%, 5/15/2029(a) 125,000 109,332
Caesars Entertainment, Inc. ,
4.63%, 10/15/2029(a) 45,000 38,118
Carnival Corp. ,
5.75%, 3/1/2027(a) 165,000 149,362
Cedar Fair LP ,
5.25%, 7/15/2029 40,000 34,764
Expedia Group, Inc. ,
5.00%, 2/15/2026 110,000 107,723
3.80%, 2/15/2028 200,000 182,714
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 60,000 48,906
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 75,000 73,500
Marriott International, Inc. ,
Series HH, 2.85%,
4/15/2031 175,000 141,067
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 100,000 85,137
NCL Corp. Ltd. ,
5.88%, 2/15/2027(a) 45,000 42,794
Premier Entertainment Sub
LLC ,
5.63%, 9/1/2029(a) 45,000 34,650
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 75,000 64,687
Viking Cruises Ltd. ,
5.88%, 9/15/2027(a) 80,000 73,016
9.13%, 7/15/2031(a) 120,000 120,055
1,305,825
Household Durables 0 .0%
†
Mattamy Group Corp. ,
4.63%, 3/1/2030(a) 60,000 51,065
SWF Escrow Issuer Corp. ,
6.50%, 10/1/2029(a) 15,000 9,595
60,660

58 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0 .0%
†
Kronos Acquisition Holdings,
Inc. ,
5.00%, 12/31/2026(a) 25,000 22,778
Independent Power and Renewable Electricity Producers
0 .0%
†
Calpine Corp. ,
4.63%, 2/1/2029(a) 30,000 25,121
Insurance 0 .5%
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 40,000 37,200
6.75%, 4/15/2028(a) 30,000 28,952
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 75,000 65,717
Athene Holding Ltd. ,
3.95%, 5/25/2051 190,000 124,647
Brighthouse Financial Global
Funding ,
1.00%, 4/12/2024(a) 45,000 43,792
Brown & Brown, Inc. ,
2.38%, 3/15/2031 130,000 100,448
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 50,000 49,148
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 155,000 137,464
HUB International Ltd. ,
7.25%, 6/15/2030(a) 25,000 24,954
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 170,000 109,458
MetLife, Inc. ,
5.25%, 1/15/2054 155,000 138,266
860,046
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 145,000 137,237
Life Sciences Tools & Services 0 .0%
†
Fortrea Holdings, Inc. ,
7.50%, 7/1/2030(a) 30,000 29,190
Machinery 0 .0%
†
Parker-Hannifin Corp. ,
4.25%, 9/15/2027 35,000 33,438
Media 0 .5%
Cengage Learning, Inc. ,
9.50%, 6/15/2024(a) 4,000 4,003
Charter Communications
Operating LLC ,
2.30%, 2/1/2032 250,000 182,194
Clear Channel Outdoor
Holdings, Inc. ,
7.50%, 6/1/2029(a) 25,000 19,116
Comcast Corp. ,
2.94%, 11/1/2056 242,000 137,535
Directv Financing LLC ,
5.88%, 8/15/2027(a) 40,000 35,367
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 45,000 34,594
Corporate Bonds
Principal
Amount ($) Value ($)
Media
GCI LLC ,
4.75%, 10/15/2028(a) 50,000 43,125
McGraw-Hill Education, Inc. ,
5.75%, 8/1/2028(a) 45,000 38,824
News Corp. ,
5.13%, 2/15/2032(a) 30,000 26,212
Omnicom Group, Inc. ,
2.45%, 4/30/2030 180,000 145,076
Scripps Escrow II, Inc. ,
3.88%, 1/15/2029(a) 65,000 48,882
Sirius XM Radio, Inc. ,
5.50%, 7/1/2029(a) 85,000 75,181
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 28,332
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 40,000 36,556
854,997
Metals & Mining 0 .2%
BHP Billiton Finance USA Ltd. ,
5.25%, 9/8/2030 145,000 141,619
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 100,000 90,045
Novelis Corp. ,
4.75%, 1/30/2030(a) 40,000 34,618
SunCoke Energy, Inc. ,
4.88%, 6/30/2029(a) 55,000 46,735
313,017
Multi-Utilities 0 .1%
DTE Energy Co. ,
4.22%, 11/1/2024(c) 70,000 68,695
4.88%, 6/1/2028 150,000 144,966
213,661
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 140,000 99,112
Oil, Gas & Consumable Fuels 1 .3%
AI Candelaria Spain SA ,
Reg. S, 5.75%, 6/15/2033 250,000 176,886
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 24,000 22,907
BP Capital Markets America,
Inc. ,
4.89%, 9/11/2033 150,000 140,823
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 60,000 58,175
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 150,000 137,918
Chesapeake Energy Corp. ,
5.88%, 2/1/2029(a) 65,000 61,162
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 40,000 40,700
CNX Resources Corp. ,
6.00%, 1/15/2029(a) 50,000 46,721
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
11/05/2023(d)(h) 100,000 99,750

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 127,462
Energy Transfer LP ,
4.75%, 1/15/2026 70,000 68,112
5.00%, 5/15/2044(c) 90,000 70,365
EQM Midstream Partners LP ,
4.75%, 1/15/2031(a) 85,000 73,163
Exxon Mobil Corp. ,
2.99%, 3/19/2025 85,000 82,078
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 60,000 55,189
4.25%, 2/15/2030(a) 85,000 71,675
Hilcorp Energy I LP ,
5.75%, 2/1/2029(a) 60,000 54,180
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 150,000 138,739
MPLX LP ,
1.75%, 3/1/2026 60,000 54,405
NGL Energy Operating LLC ,
7.50%, 2/1/2026(a) 40,000 39,562
Occidental Petroleum Corp. ,
6.63%, 9/1/2030 65,000 65,861
Parkland Corp. ,
4.50%, 10/1/2029(a) 55,000 47,098
Petroleos del Peru SA ,
Reg. S, 4.75%, 6/19/2032 200,000 140,812
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 59,254
Phillips 66 Co. ,
4.95%, 12/1/2027 60,000 58,798
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 95,000 92,161
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 15,000 15,037
Southwestern Energy Co. ,
5.38%, 2/1/2029 40,000 36,839
4.75%, 2/1/2032 45,000 38,623
Sunoco LP ,
6.00%, 4/15/2027 35,000 33,923
4.50%, 5/15/2029 20,000 17,554
Venture Global LNG, Inc. ,
8.13%, 6/1/2028(a) 45,000 44,556
8.38%, 6/1/2031(a) 30,000 29,492
Williams Cos., Inc. (The) ,
3.75%, 6/15/2027 60,000 55,787
2,355,767
Paper & Forest Products 0 .1%
Georgia-Pacific LLC ,
3.60%, 3/1/2025(a) 141,000 136,603
Passenger Airlines 0 .1%
American Airlines, Inc. ,
7.25%, 2/15/2028(a) 30,000 28,683
5.75%, 4/20/2029(a) 185,000 172,059
200,742
Corporate Bonds
Principal
Amount ($) Value ($)
Personal Care Products 0 .1%
Coty, Inc. ,
5.00%, 4/15/2026(a) 40,000 38,425
6.63%, 7/15/2030(a) 60,000 58,580
97,005
Pharmaceuticals 0 .2%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,942
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 35,000 21,769
11.00%, 9/30/2028(a) 9,000 6,106
14.00%, 10/15/2030(a) 1,000 590
Merck & Co., Inc. ,
4.50%, 5/17/2033 50,000 46,791
Royalty Pharma plc ,
3.30%, 9/2/2040 205,000 134,228
Viatris, Inc. ,
1.65%, 6/22/2025 45,000 41,567
255,993
Professional Services 0 .1%
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 150,000 142,130
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 70,000 69,338
211,468
Real Estate Management & Development 0 .0%
†
Realogy Group LLC ,
5.25%, 4/15/2030(a) 40,000 27,765
Residential REITs 0 .1%
Invitation Homes Operating
Partnership LP ,
2.70%, 1/15/2034 190,000 138,616
Retail REITs 0 .0%
†
Realty Income Corp. ,
5.05%, 1/13/2026 70,000 69,003
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 173,000 138,375
Marvell Technology, Inc. ,
1.65%, 4/15/2026 120,000 108,441
NXP BV ,
3.88%, 6/18/2026 115,000 109,339
Qorvo, Inc. ,
1.75%, 12/15/2024(a) 50,000 46,978
403,133
Software 0 .3%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 60,000 50,190
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 49,815
Clarivate Science Holdings
Corp. ,
4.88%, 7/1/2029(a) 45,000 38,355
Microsoft Corp. ,
2.92%, 3/17/2052 100,000 65,591

60 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp. ,
6.25%, 11/9/2032 15,000 15,185
3.80%, 11/15/2037 15,000 11,445
3.60%, 4/1/2050 160,000 103,497
Workday, Inc. ,
3.70%, 4/1/2029 165,000 149,653
483,731
Specialized REITs 0 .3%
American Tower Corp. ,
3.60%, 1/15/2028 95,000 86,204
Crown Castle, Inc. ,
4.30%, 2/15/2029 155,000 143,120
Equinix, Inc. ,
3.90%, 4/15/2032 80,000 68,359
2.95%, 9/15/2051 150,000 86,124
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 80,000 78,242
4.50%, 2/15/2031(a) 30,000 24,674
486,723
Specialty Retail 0 .2%
Lowe's Cos., Inc. ,
4.40%, 9/8/2025 170,000 166,191
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 60,000 47,886
Sonic Automotive, Inc. ,
4.63%, 11/15/2029(a) 90,000 74,606
SRS Distribution, Inc. ,
4.63%, 7/1/2028(a) 55,000 47,515
Staples, Inc. ,
7.50%, 4/15/2026(a) 35,000 28,782
Victoria's Secret & Co. ,
4.63%, 7/15/2029(a) 45,000 32,621
397,601
Technology Hardware, Storage & Peripherals 0 .1%
Hewlett Packard Enterprise
Co. ,
5.90%, 10/1/2024 55,000 54,955
NetApp, Inc. ,
1.88%, 6/22/2025 120,000 112,208
167,163
Tobacco 0 .1%
Philip Morris International,
Inc. ,
5.50%, 9/7/2030 165,000 160,444
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
3.25%, 3/1/2025 115,000 110,069
Transportation Infrastructure 0 .2%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 183,000 137,476
Adani Ports & Special
Economic Zone Ltd. ,
Reg. S, 4.38%, 7/3/2029 200,000 159,873
Corporate Bonds
Principal
Amount ($) Value ($)
Transportation Infrastructure
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 180,000 114,840
412,189
Water Utilities 0 .1%
Essential Utilities, Inc. ,
3.35%, 4/15/2050 220,000 137,086
Veralto Corp. ,
5.35%, 9/18/2028(a) 70,000 69,208
206,294
Wireless Telecommunication Services 0 .2%
CT Trust ,
Reg. S, 5.13%, 2/3/2032 200,000 156,042
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 235,000 216,332
372,374
Total Corporate Bonds
(cost $27,342,305)
24,207,372
Foreign Government Securities 0 .2%
COLOMBIA 0.1%
Republic of Colombia,
4.13%, 5/15/2051 250,000 139,094
DOMINICAN REPUBLIC 0.0%
†
Dominican Republic
Government Bond,
Reg. S, 8.63%, 4/20/2027 100,000 102,881
SOUTH AFRICA 0.1%
Republic of South Africa,
4.30%, 10/12/2028 200,000 172,907
Total Foreign Government Securities
(cost $544,603)
414,882
Mortgage-Backed Securities 21 .3%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,371,425 1,202,236
Pool# G08775
4.00%, 8/1/2047 426,613 384,403
Pool# Q51461
3.50%, 10/1/2047 581,262 509,876
FHLMC Pool Gold Pool
Pool# WN2407
4.38%, 5/1/2028 1,800,000 1,713,694
Pool# WN1257
4.84%, 4/1/2030 1,800,000 1,733,126
Pool# WA3229
4.09%, 9/1/2032 3,963,464 3,617,339
FHLMC UMBS Pool
Pool# SD0257
3.00%, 1/1/2050 1,613,239 1,337,305
Pool# SD8257
4.50%, 10/1/2052 1,409,585 1,294,765

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,725,214
Pool# BL5793
2.54%, 2/1/2032 2,113,000 1,742,817
Pool# BS3020
1.96%, 9/1/2033 1,300,000 966,979
Pool# BS3514
2.08%, 10/1/2033 5,900,000 4,414,572
FNMA UMBS Pool
Pool# BE2453
3.00%, 12/1/2046 1,276,334 1,076,647
Pool# MA2888
2.50%, 1/1/2047 998,794 807,732
Pool# AS9937
3.00%, 7/1/2047 984,414 830,760
Pool# MA4097
3.00%, 8/1/2050 2,625,507 2,189,052
Pool# FM4865
2.50%, 11/1/2050 2,914,197 2,331,600
Pool# FS1472
3.50%, 11/1/2050 2,410,132 2,102,452
Pool# FM8215
2.50%, 3/1/2051 1,419,903 1,145,026
Pool# FM7203
2.00%, 5/1/2051 2,480,775 1,895,975
Pool# CB0705
3.00%, 6/1/2051 1,392,420 1,159,194
Pool# MA4416
3.50%, 9/1/2051 1,201,730 1,035,966
Pool# FS3394
4.00%, 10/1/2052 3,279,557 2,923,312
Total Mortgage-Backed Securities
(cost $45,495,425)
38,140,042
U.S. Treasury Obligations 20 .3%
U.S. Treasury Bonds
3.63%, 5/15/2053 16,200,000 13,413,093
4.13%, 8/15/2053 12,300,000 11,166,094
U.S. Treasury Notes
3.88%, 3/31/2025 870,000 852,702
3.88%, 4/30/2025 1,360,000 1,332,322
4.00%, 2/15/2026 440,000 430,702
3.75%, 4/15/2026 1,380,000 1,342,266
4.50%, 7/15/2026 1,300,000 1,288,016
4.00%, 2/29/2028 380,000 370,173
3.63%, 3/31/2028 1,010,000 968,259
3.63%, 5/31/2028 760,000 728,412
4.00%, 6/30/2028 1,380,000 1,343,182
3.75%, 5/31/2030 1,080,000 1,025,325
3.75%, 6/30/2030 1,090,000 1,034,563
3.50%, 2/15/2033 1,130,000 1,036,775
Total U.S. Treasury Obligations
(cost $39,395,488)
36,331,884
Investment Company 2 .1%
Shares Value ($)
Fixed Income Fund 2 .1%
DoubleLine Floating Rate
Fund, Class I 412,891 3,716,020
Total Investment Company
(cost $3,937,321)
3,716,020
Short-Term Investment 0 .2%
Principal
Amount ($)
U.S. Treasury Obligation 0 .2%
U.S. Treasury Bills, 4.75%,
12/28/2023 380,000 375,115
Total Short-Term Investment
(cost $375,760)
375,115
Total Investments
(cost $201,931,682) — 97.6%
174,684,527
Other assets in excess of
liabilities — 2.4% 4,292,337
NET ASSETS — 100.0%
$ 178,976,864
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $37,227,033 which represents 20.80% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(d) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2023.
The maturity date reflects the next call date.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.

62 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
LIBOR London Interbank Offered Rate
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

NVIT DoubleLine Total Return Tactical Fund - September 30, 2023 (Unaudited) - Statement of Investments - 63
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

64 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT DoubleLine Total Return Tactical Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 30,606,892 $ – $ 30,606,892
Collateralized Mortgage Obligations – 29,993,068 – 29,993,068
Commercial Mortgage-Backed Securities – 10,899,252 – 10,899,252
Corporate Bonds – 24,207,372 – 24,207,372
Foreign Government Securities – 414,882 – 414,882
Investment Company 3,716,020 – – 3,716,020
Mortgage-Backed Securities – 38,140,042 – 38,140,042
Short-Term Investment – 375,115 – 375,115
U.S. Treasury Obligations – 36,331,884 – 36,331,884
Total $ 3,716,020 $ 170,968,507 $ – $ 174,684,527
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 65
Common Stock 0.0%
†
Shares Value ($)
Media Entertainment 0.0%
†
iHeartMedia, Inc., Class A * 4,485 14,172
Total Common Stock
(cost $80,730)
14,172
Corporate Bonds 95.5%
Principal
Amount ($)
Aerospace / Defense 1.7%
TransDigm, Inc. ,
6.25%, 3/15/2026(a) 450,000 442,161
5.50%, 11/15/2027 1,100,000 1,029,985
4.88%, 5/1/2029 150,000 131,789
6.88%, 12/15/2030(a) 75,000 73,541
1,677,476
Airlines 0.3%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 252,083 246,200
Automotive 6.2%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 282,942
7.00%, 4/15/2028(a) 75,000 74,392
8.25%, 4/15/2031(a) 75,000 75,106
Clarios Global LP ,
6.75%, 5/15/2025(a) 23,000 22,827
8.50%, 5/15/2027(a) 1,075,000 1,071,916
6.75%, 5/15/2028(a) 100,000 97,625
Dana Financing Luxembourg
Sarl ,
5.75%, 4/15/2025(a) 26,000 25,435
Dana, Inc. ,
5.38%, 11/15/2027 25,000 23,129
4.50%, 2/15/2032 325,000 251,574
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 550,000 454,664
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 750,000 695,862
4.39%, 1/8/2026 400,000 377,532
2.70%, 8/10/2026 200,000 178,473
4.27%, 1/9/2027 450,000 415,611
7.35%, 11/4/2027 250,000 254,917
6.80%, 5/12/2028 200,000 199,769
5.11%, 5/3/2029 325,000 297,482
IHO Verwaltungs GmbH ,
6.00%, 5/15/2027(a)(b) 525,000 487,370
6.38%, 5/15/2029(a)(b) 325,000 293,203
OPENLANE, Inc. ,
5.13%, 6/1/2025(a) 24,000 23,219
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 350,000 270,200
ZF North America Capital,
Inc. ,
6.88%, 4/14/2028(a) 150,000 146,771
6,020,019
Banking 0.2%
Ally Financial, Inc. ,
5.75%, 11/20/2025 225,000 218,555
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials 3.9%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 66,478
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 50,000 48,456
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 325,000 313,512
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 500,000 392,068
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 603,378
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 258,429
Interface, Inc. ,
5.50%, 12/1/2028(a) 175,000 148,770
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 75,000 61,968
SRS Distribution, Inc. ,
6.13%, 7/1/2029(a) 200,000 170,331
6.00%, 12/1/2029(a) 600,000 504,000
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 375,000 347,607
3.38%, 1/15/2031(a) 500,000 386,490
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 375,000 331,429
White Cap Parent LLC ,
8.25%, 3/15/2026(a)(b) 200,000 192,966
3,825,882
Cable Satellite 8.0%
CCO Holdings LLC ,
5.50%, 5/1/2026(a) 87,000 84,035
5.13%, 5/1/2027(a) 200,000 186,343
5.00%, 2/1/2028(a) 525,000 476,773
5.38%, 6/1/2029(a) 75,000 67,291
4.75%, 3/1/2030(a) 750,000 629,589
4.50%, 8/15/2030(a) 75,000 61,561
4.50%, 5/1/2032 400,000 313,939
4.50%, 6/1/2033(a) 125,000 95,642
4.25%, 1/15/2034(a) 50,000 36,814
CSC Holdings LLC ,
5.25%, 6/1/2024 200,000 190,248
5.50%, 4/15/2027(a) 400,000 342,830
7.50%, 4/1/2028(a) 250,000 162,324
5.75%, 1/15/2030(a) 775,000 434,229
4.50%, 11/15/2031(a) 400,000 283,112
Directv Financing LLC ,
5.88%, 8/15/2027(a) 275,000 243,149
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 150,000 115,313
5.13%, 6/1/2029 450,000 249,471
DISH Network Corp. ,
11.75%, 11/15/2027(a) 275,000 277,053
Intelsat Jackson Holdings ,
8.50%, 10/15/2024^∞(a)(c) 75,000 0
9.75%, 7/15/2025^∞(a)(c) 100,000 0
Intelsat Jackson Holdings SA ,
5.50%, 8/1/2023^∞(c) 225,000 0

66 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Cable Satellite
Sirius XM Radio, Inc. ,
3.13%, 9/1/2026(a) 525,000 467,906
4.00%, 7/15/2028(a) 125,000 106,696
3.88%, 9/1/2031(a) 300,000 227,239
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 600,000 540,000
UPC Broadband Finco BV ,
4.88%, 7/15/2031(a) 650,000 527,462
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 178,177
Virgin Media Vendor Financing
Notes IV DAC ,
5.00%, 7/15/2028(a) 225,000 194,157
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 675,000 545,314
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 314,222
Ziggo Bond Co. BV ,
6.00%, 1/15/2027(a) 225,000 205,985
5.13%, 2/28/2030(a) 250,000 186,504
7,743,378
Chemicals 2.8%
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 162,607
3.38%, 2/15/2029(a) 150,000 124,888
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 194,172
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 66,180
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 550,000 427,057
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 188,890
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 225,000 208,116
4.25%, 10/1/2028(a) 200,000 163,043
9.75%, 11/15/2028(a) 225,000 224,514
6.25%, 10/1/2029(a) 450,000 347,723
Polar US Borrower LLC ,
6.75%, 5/15/2026(a) 300,000 150,000
SNF Group SACA ,
3.38%, 3/15/2030(a) 250,000 201,776
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 242,625
7.38%, 3/1/2031(a) 50,000 48,474
2,750,065
Construction Machinery 0.5%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 325,000 277,515
United Rentals North America,
Inc. ,
5.50%, 5/15/2027 37,000 35,956
4.88%, 1/15/2028 150,000 140,116
3.88%, 2/15/2031 50,000 41,590
495,177
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Cyclical Services 3.0%
Allied Universal Holdco LLC ,
6.63%, 7/15/2026(a) 300,000 284,262
9.75%, 7/15/2027(a) 725,000 648,450
6.00%, 6/1/2029(a) 200,000 149,098
Garda World Security Corp. ,
9.50%, 11/1/2027(a) 807,000 771,586
7.75%, 2/15/2028(a) 100,000 98,040
6.00%, 6/1/2029(a) 375,000 306,708
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 188,659
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 275,000 253,637
4.13%, 8/1/2030(a) 275,000 226,919
2,927,359
Consumer Products 1.7%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 800,000 759,784
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 276,250
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 175,000 164,712
4.75%, 6/15/2028(a) 200,000 172,736
4.38%, 3/31/2029(a) 350,000 292,092
1,665,574
Diversified Manufacturing 1.0%
Gates Global LLC ,
6.25%, 1/15/2026(a) 525,000 511,606
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 425,000 427,062
938,668
Finance Companies 2.4%
GTCR W-2 Merger Sub LLC ,
7.50%, 1/15/2031(a) 250,000 250,350
Navient Corp. ,
6.75%, 6/25/2025 50,000 49,255
5.50%, 3/15/2029 550,000 462,006
9.38%, 7/25/2030 50,000 49,312
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 250,000 220,172
3.63%, 3/1/2029(a) 300,000 248,021
3.88%, 3/1/2031(a) 75,000 59,803
4.00%, 10/15/2033(a) 75,000 56,639
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 375,000 356,692
5.75%, 6/15/2027(a) 325,000 294,157
5.50%, 4/15/2029(a) 375,000 316,875
2,363,282
Food & Beverage 2.2%
Aramark Services, Inc. ,
6.38%, 5/1/2025(a) 275,000 279,383
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 492,330
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 47,372
4.25%, 8/1/2029(a) 275,000 237,556

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 67
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
Post Holdings, Inc. ,
5.75%, 3/1/2027(a) 280,000 268,933
5.50%, 12/15/2029(a) 325,000 294,606
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 402,196
4.63%, 6/1/2030(a) 175,000 152,040
2,174,416
Food & Staples Retailing 0.0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 4.3%
Affinity Interactive ,
6.88%, 12/15/2027(a) 375,000 317,917
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 92,058
4.75%, 6/15/2031(a) 50,000 42,549
Caesars Entertainment, Inc. ,
6.25%, 7/1/2025(a) 175,000 172,605
8.13%, 7/1/2027(a) 400,000 401,907
7.00%, 2/15/2030(a) 125,000 121,632
Caesars Resort Collection
LLC ,
5.75%, 7/1/2025(a) 25,000 24,895
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 50,000 47,824
Churchill Downs, Inc. ,
6.75%, 5/1/2031(a) 250,000 236,250
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 175,000 171,500
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 375,000 319,264
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 575,000 529,115
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 150,000 122,578
Raptor Acquisition Corp. ,
4.88%, 11/1/2026(a) 100,000 93,625
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 700,000 603,750
Station Casinos LLC ,
4.50%, 2/15/2028(a) 275,000 239,891
4.63%, 12/1/2031(a) 175,000 139,979
VICI Properties LP ,
5.63%, 5/1/2024(a) 150,000 149,051
3.50%, 2/15/2025(a) 25,000 23,919
4.25%, 12/1/2026(a) 150,000 139,763
3.88%, 2/15/2029(a) 25,000 21,603
4.63%, 12/1/2029(a) 175,000 155,234
4.13%, 8/15/2030(a) 75,000 63,778
4,230,687
Health Insurance 0.4%
Centene Corp. ,
4.25%, 12/15/2027 100,000 92,191
4.63%, 12/15/2029 275,000 247,673
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance
Centene Corp.,
3.38%, 2/15/2030 75,000 62,556
402,420
Healthcare 4.5%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 450,000 378,000
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 205,128
3.88%, 11/1/2029(a) 400,000 341,868
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 400,000 212,408
6.13%, 4/1/2030(a) 250,000 127,188
5.25%, 5/15/2030(a) 150,000 114,026
Embecta Corp. ,
5.00%, 2/15/2030(a) 100,000 78,000
6.75%, 2/15/2030(a) 175,000 143,063
Garden Spinco Corp. ,
8.63%, 7/20/2030(a) 125,000 130,482
Global Medical Response,
Inc. ,
6.50%, 10/1/2025(a) 100,000 67,750
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 275,000 262,914
6.50%, 5/15/2030(a) 200,000 195,754
Medline Borrower LP ,
3.88%, 4/1/2029(a) 200,000 169,084
5.25%, 10/1/2029(a) 1,025,000 885,904
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 68,812
Tenet Healthcare Corp. ,
4.88%, 1/1/2026 175,000 167,655
6.25%, 2/1/2027 250,000 241,898
5.13%, 11/1/2027 200,000 186,127
6.13%, 10/1/2028 75,000 70,406
4.25%, 6/1/2029 175,000 150,631
6.13%, 6/15/2030 225,000 210,949
4,408,047
Independent Energy 4.0%
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,175
5.38%, 3/1/2030(a) 125,000 115,083
Ascent Resources Utica
Holdings LLC ,
7.00%, 11/1/2026(a) 350,000 341,835
8.25%, 12/31/2028(a) 175,000 173,179
5.88%, 6/30/2029(a) 75,000 67,441
Berry Petroleum Co. LLC ,
7.00%, 2/15/2026(a) 125,000 119,726
Callon Petroleum Co. ,
7.50%, 6/15/2030(a) 100,000 96,958
Chesapeake Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 4,000
5.50%, 2/1/2026(a) 25,000 24,191
5.88%, 2/1/2029(a) 25,000 23,524
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 49,026
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 150,000 152,625
8.75%, 7/1/2031(a) 50,000 51,073

68 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 367,957
5.88%, 1/15/2030(a) 150,000 129,844
CrownRock LP ,
5.63%, 10/15/2025(a) 375,000 368,981
Endeavor Energy Resources
LP ,
5.75%, 1/30/2028(a) 50,000 48,248
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 475,000 472,587
PDC Energy, Inc. ,
5.75%, 5/15/2026 100,000 99,655
Permian Resources Operating
LLC ,
6.88%, 4/1/2027(a) 275,000 271,074
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 95,034
8.25%, 1/15/2029 125,000 128,153
4.75%, 2/15/2030(a) 75,000 66,562
Rockcliff Energy II LLC ,
5.50%, 10/15/2029(a) 125,000 112,496
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 75,000 75,188
SM Energy Co. ,
6.75%, 9/15/2026 125,000 122,703
6.50%, 7/15/2028 125,000 120,000
Southwestern Energy Co. ,
8.38%, 9/15/2028 175,000 180,660
5.38%, 3/15/2030 50,000 45,552
3,936,530
Industrial - Other 1.9%
Emerald Debt Merger Sub
LLC ,
6.63%, 12/15/2030(a) 425,000 409,137
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 775,000 624,062
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 425,000 392,955
TK Elevator Holdco GmbH ,
7.63%, 7/15/2028(a) 225,000 204,801
TK Elevator US Newco, Inc. ,
5.25%, 7/15/2027(a) 200,000 183,306
1,814,261
Insurance - P&C 7.8%
AmWINS Group, Inc. ,
4.88%, 6/30/2029(a) 575,000 503,832
Ardonagh Midco 2 plc ,
11.50%, 1/15/2027(a)(b) 844,879 825,869
AssuredPartners, Inc. ,
7.00%, 8/15/2025(a) 300,000 296,383
5.63%, 1/15/2029(a) 125,000 108,216
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 975,000 860,260
GTCR AP Finance, Inc. ,
8.00%, 5/15/2027(a) 525,000 516,053
HUB International Ltd. ,
7.00%, 5/1/2026(a) 1,050,000 1,047,692
5.63%, 12/1/2029(a) 675,000 587,761
7.25%, 6/15/2030(a) 150,000 149,726
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 327,386
10.50%, 12/15/2030(a) 325,000 330,666
NFP Corp. ,
6.88%, 8/15/2028(a) 1,050,000 899,512
7.50%, 10/1/2030(a) 200,000 192,066
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 250,000 217,706
USI, Inc. ,
6.88%, 5/1/2025(a) 700,000 694,608
7,557,736
Leisure 0.5%
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 395,280
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 69,000
464,280
Lodging 0.2%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 73,692
4.88%, 1/15/2030 100,000 91,008
3.63%, 2/15/2032(a) 50,000 40,310
205,010
Media Entertainment 5.1%
Audacy Capital Corp. ,
6.50%, 5/1/2027(a) 425,000 8,500
6.75%, 3/31/2029(a) 200,000 3,758
CMG Media Corp. ,
8.88%, 12/15/2027(a) 400,000 313,088
Cumulus Media New
Holdings, Inc. ,
6.75%, 7/1/2026(a) 163,000 123,472
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(c) 200,000 4,000
Gray Escrow II, Inc. ,
5.38%, 11/15/2031(a) 175,000 114,526
Gray Television, Inc. ,
5.88%, 7/15/2026(a) 375,000 336,930
7.00%, 5/15/2027(a) 100,000 86,000
4.75%, 10/15/2030(a) 75,000 49,685
iHeartCommunications, Inc. ,
6.38%, 5/1/2026 75,360 64,936
8.38%, 5/1/2027 520,964 373,721
4.75%, 1/15/2028(a) 125,000 95,560
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 67,875
3.63%, 1/15/2031 50,000 40,718
Nexstar Media, Inc. ,
5.63%, 7/15/2027(a) 325,000 289,223
4.75%, 11/1/2028(a) 375,000 310,391
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 25,000 19,838
4.63%, 3/15/2030(a) 175,000 137,569
ROBLOX Corp. ,
3.88%, 5/1/2030(a) 125,000 100,302

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 69
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 75,000 46,084
Scripps Escrow, Inc. ,
5.88%, 7/15/2027(a) 200,000 147,884
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 300,000 240,000
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 900,000 726,750
TEGNA, Inc. ,
5.00%, 9/15/2029 425,000 356,979
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 100,000 96,950
4.50%, 5/1/2029(a) 100,000 81,425
7.38%, 6/30/2030(a) 200,000 182,779
Urban One, Inc. ,
7.38%, 2/1/2028(a) 425,000 364,437
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 225,000 189,000
4,972,380
Metals & Mining 0.5%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 195,989
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 257,419
453,408
Midstream 6.2%
AmeriGas Partners LP ,
5.50%, 5/20/2025 75,000 72,714
5.88%, 8/20/2026 350,000 336,674
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 286,336
5.75%, 1/15/2028(a) 250,000 235,806
5.38%, 6/15/2029(a) 550,000 503,573
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 175,000 158,458
4.00%, 3/1/2031 150,000 128,240
3.25%, 1/31/2032 75,000 59,610
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 175,000 145,668
Crestwood Midstream
Partners LP ,
8.00%, 4/1/2029(a) 225,000 230,791
7.38%, 2/1/2031(a) 100,000 101,845
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 147,160
EQM Midstream Partners LP ,
6.00%, 7/1/2025(a) 37,000 36,425
7.50%, 6/1/2027(a) 50,000 50,100
6.50%, 7/1/2027(a) 475,000 463,826
5.50%, 7/15/2028 25,000 23,462
4.50%, 1/15/2029(a) 125,000 111,245
4.75%, 1/15/2031(a) 325,000 279,740
6.50%, 7/15/2048 75,000 65,956
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 160,967
4.25%, 2/15/2030(a) 100,000 84,324
5.50%, 10/15/2030(a) 125,000 113,594
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
Holly Energy Partners LP ,
6.38%, 4/15/2027(a) 75,000 73,633
5.00%, 2/1/2028(a) 275,000 253,012
NuStar Logistics LP ,
5.63%, 4/28/2027 150,000 142,909
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 275,000 265,388
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 143,250
5.00%, 6/1/2031(a) 375,000 313,024
Targa Resources Partners LP ,
6.50%, 7/15/2027 75,000 75,581
5.00%, 1/15/2028 50,000 47,550
5.50%, 3/1/2030 250,000 233,978
TransMontaigne Partners LP ,
6.13%, 2/15/2026 150,000 128,063
Western Midstream Operating
LP ,
4.50%, 3/1/2028 150,000 139,563
5.45%, 4/1/2044 150,000 120,916
5.30%, 3/1/2048 250,000 195,135
5.50%, 8/15/2048 100,000 79,512
6,008,028
Oil Field Services 2.0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 375,000 362,753
6.25%, 4/1/2028(a) 325,000 302,583
Nabors Industries Ltd. ,
7.25%, 1/15/2026(a) 125,000 120,782
7.50%, 1/15/2028(a) 150,000 138,673
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 75,000 72,553
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 100,000 99,022
6.88%, 1/15/2029(a) 125,000 118,400
USA Compression Partners
LP ,
6.88%, 4/1/2026 600,000 587,726
6.88%, 9/1/2027 150,000 145,418
1,947,910
Packaging 4.8%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 575,000 433,803
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 600,000 469,543
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 325,000 271,211
5.25%, 8/15/2027(a) 275,000 229,486
Ball Corp. ,
6.88%, 3/15/2028 25,000 25,151
6.00%, 6/15/2029 100,000 97,082
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 120,754
Clydesdale Acquisition
Holdings, Inc. ,
8.75%, 4/15/2030(a) 1,125,000 964,867

70 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 138,930
Mauser Packaging Solutions
Holding Co. ,
7.88%, 8/15/2026(a) 250,000 241,184
9.25%, 4/15/2027(a) 300,000 262,225
OI European Group BV ,
4.75%, 2/15/2030(a) 125,000 108,732
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 207,000 201,801
7.25%, 5/15/2031(a) 150,000 146,625
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 25,000 24,213
5.00%, 4/15/2029(a) 75,000 67,434
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a)(d) 950,000 868,190
4,671,231
Paper 0.7%
Clearwater Paper Corp. ,
5.38%, 2/1/2025(a) 375,000 363,750
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 70,697
3.50%, 3/1/2029(a) 250,000 211,035
3.75%, 2/1/2030(a) 25,000 20,903
666,385
Pharmaceuticals 1.2%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 93,294
5.00%, 2/15/2029(a) 725,000 275,501
7.25%, 5/30/2029(a) 300,000 120,000
Grifols SA ,
4.75%, 10/15/2028(a) 600,000 511,566
Organon & Co. ,
5.13%, 4/30/2031(a) 250,000 200,338
1,200,699
REIT – other 0.1%
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 49,125
Restaurants 2.4%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 250,000 225,337
4.00%, 10/15/2030(a) 1,075,000 893,297
Acushnet Co. ,
7.38%, 10/15/2028(a) 50,000 50,375
Carnival Corp. ,
7.00%, 8/15/2029(a) 50,000 49,301
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 142,500
Light & Wonder International,
Inc. ,
7.50%, 9/1/2031(a) 125,000 123,544
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 75,000 69,243
7.75%, 2/15/2029(a) 150,000 139,219
NCL Finance Ltd. ,
6.13%, 3/15/2028(a) 25,000 22,063
Corporate Bonds
Principal
Amount ($) Value ($)
Restaurants
Ontario Gaming GTA LP ,
8.00%, 8/1/2030(a) 275,000 275,000
Royal Caribbean Cruises Ltd. ,
4.25%, 7/1/2026(a) 100,000 91,689
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 179,644
4.63%, 1/31/2032 50,000 43,371
5.38%, 4/1/2032 50,000 45,716
2,350,299
Retailers 1.0%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 189,040
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 325,000 279,136
5.00%, 2/15/2032(a) 75,000 62,140
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 125,000 92,503
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 206,579
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 75,000 63,766
8.25%, 8/1/2031(a) 50,000 48,571
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 48,088
989,823
Supermarkets 0.6%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 96,248
6.50%, 2/15/2028(a) 75,000 74,128
3.50%, 3/15/2029(a) 425,000 362,349
532,725
Technology 10.2%
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 690,118
Black Knight InfoServ LLC ,
3.63%, 9/1/2028(a) 225,000 201,476
Boxer Parent Co., Inc. ,
9.13%, 3/1/2026(a) 125,000 124,650
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 275,000 268,469
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 300,000 272,625
Central Parent LLC ,
8.00%, 6/15/2029(a) 75,000 74,723
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 650,000 630,183
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 42,313
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 43,285
4.88%, 7/1/2029(a) 550,000 468,791
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 221,083
9.00%, 9/30/2029(a) 250,000 217,250
Coherent Corp. ,
5.00%, 12/15/2029(a) 425,000 368,492

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Consensus Cloud Solutions,
Inc. ,
6.00%, 10/15/2026(a) 300,000 276,134
6.50%, 10/15/2028(a) 300,000 255,672
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 275,000 237,088
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 340,662
Entegris Escrow Corp. ,
5.95%, 6/15/2030(a) 200,000 185,471
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 67,056
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 114,039
GoTo Group, Inc. ,
5.50%, 9/1/2027(a) 250,000 138,926
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 450,000 387,619
Helios Software Holdings, Inc. ,
4.63%, 5/1/2028(a) 250,000 215,245
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 220,058
McAfee Corp. ,
7.38%, 2/15/2030(a) 850,000 711,614
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 150,000 119,564
NCR Atleos Escrow Corp. ,
9.50%, 4/1/2029(a) 200,000 193,440
NCR Corp. ,
5.75%, 9/1/2027(a) 25,000 25,186
5.13%, 4/15/2029(a) 325,000 286,344
5.25%, 10/1/2030(a) 350,000 301,624
ON Semiconductor Corp. ,
3.88%, 9/1/2028(a) 100,000 88,542
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 143,853
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 125,490
Rackspace Technology
Global, Inc. ,
3.50%, 2/15/2028(a) 150,000 70,023
Rocket Software, Inc. ,
6.50%, 2/15/2029(a) 375,000 309,375
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 45,378
Seagate HDD Cayman ,
8.25%, 12/15/2029(a) 175,000 179,725
9.63%, 12/1/2032(a) 245,750 264,806
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 186,325
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 43,175
3.75%, 2/15/2031(a) 25,000 20,233
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 225,000 212,319
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 125,000 103,125
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 350,000 290,263
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Veritas US, Inc. ,
7.50%, 9/1/2025(a) 125,000 104,439
9,886,271
Transportation Services 0.2%
Watco Cos. LLC ,
6.50%, 6/15/2027(a) 250,000 237,425
Utility - Electric 2.8%
Calpine Corp. ,
5.25%, 6/1/2026(a) 16,000 15,534
4.50%, 2/15/2028(a) 125,000 112,653
5.13%, 3/15/2028(a) 325,000 289,392
4.63%, 2/1/2029(a) 75,000 62,802
5.00%, 2/1/2031(a) 50,000 40,430
3.75%, 3/1/2031(a) 150,000 120,844
Enviva Partners LP ,
6.50%, 1/15/2026(a) 400,000 326,004
NRG Energy, Inc. ,
6.63%, 1/15/2027 51,000 49,957
3.38%, 2/15/2029(a) 150,000 121,408
5.25%, 6/15/2029(a) 300,000 264,828
3.88%, 2/15/2032(a) 50,000 37,534
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 294,938
4.75%, 1/15/2030(a) 175,000 149,520
TransAlta Corp. ,
7.75%, 11/15/2029 200,000 202,500
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 175,000 166,878
5.63%, 2/15/2027(a) 300,000 284,482
5.00%, 7/31/2027(a) 175,000 160,893
7.75%, 10/15/2031(a) 50,000 49,252
2,749,849
Wireless Communications 0.2%
Sprint LLC ,
7.13%, 6/15/2024 75,000 75,456
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 50,000 46,028
3.38%, 4/15/2029 125,000 109,943
231,427
Total Corporate Bonds
(cost $105,411,962)
93,012,007

72 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
Rights 0.0%
†
Number of
Rights Value ($)
Cable Satellite 0.0%
†
Intelsat Jackson Holdings SA
12/05/2025*^∞ 394 1,379
Total Rights
(cost $0) 1,379
Total Investments
(cost $105,492,692) — 95.5%
93,027,558
Other assets in excess of
liabilities — 4.5% 4,364,986
NET ASSETS — 100.0%
$ 97,392,544
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $79,765,870 which represents 81.90% of net
assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
(d) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 73
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

74 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Federated High Income Bond Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ 14,172 $ – $ – $ 14,172
Corporate Bonds
Aerospace / Defense – 1,677,476 – 1,677,476
Airlines – 246,200 – 246,200
Automotive – 6,020,019 – 6,020,019
Banking – 218,555 – 218,555
Building Materials – 3,825,882 – 3,825,882
Cable Satellite – 7,743,378 – 7,743,378
Chemicals – 2,750,065 – 2,750,065
Construction Machinery – 495,177 – 495,177
Consumer Cyclical Services – 2,927,359 – 2,927,359
Consumer Products – 1,665,574 – 1,665,574
Diversified Manufacturing – 938,668 – 938,668
Finance Companies – 2,363,282 – 2,363,282
Food & Beverage – 2,174,416 – 2,174,416
Food & Staples Retailing – – – –
Gaming – 4,230,687 – 4,230,687
Health Insurance – 402,420 – 402,420
Healthcare – 4,408,047 – 4,408,047
Independent Energy – 3,936,530 – 3,936,530
Industrial - Other – 1,814,261 – 1,814,261
Insurance - P&C – 7,557,736 – 7,557,736
Leisure – 464,280 – 464,280
Lodging – 205,010 – 205,010
Media Entertainment – 4,972,380 – 4,972,380
Metals & Mining – 453,408 – 453,408
Midstream – 6,008,028 – 6,008,028
Oil Field Services – 1,947,910 – 1,947,910
Packaging – 4,671,231 – 4,671,231
Paper – 666,385 – 666,385
Pharmaceuticals – 1,200,699 – 1,200,699
REIT – other – 49,125 – 49,125
Restaurants – 2,350,299 – 2,350,299
Retailers – 989,823 – 989,823
Supermarkets – 532,725 – 532,725
Technology – 9,886,271 – 9,886,271
Transportation Services – 237,425 – 237,425
Utility - Electric – 2,749,849 – 2,749,849
Wireless Communications – 231,427 – 231,427
Total Corporate Bonds $ – $ 93,012,007 $ – $ 93,012,007
Rights – – 1,379 1,379
Total $ 14,172 $ 93,012,007 $ 1,379 $ 93,027,558
As of September 30, 2023, the Fund held four corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

NVIT Federated High Income Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 75
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
Common
Stocks
Corporate
Bonds Rights Total
Balance as of 12/31/2022 $ 350,378 $ — $ 2,364 $ 352,742
Accrued Accretion/(Amortization) — — — —
Realized Gains (Losses) 213,116 82 — 213,198
Purchases — — — —
Sales (388,305) (82) — (388,387)
Change in Unrealized Appreciation/Depreciation (175,189) — (985) (176,174)
Transfers into Level 3 — — — —
Transfers out of Level 3 — — — —
Balance as of 9/30/2023 $ — $ — $ 1,379 $ 1,379
Change in Unrealized Appreciation/Depreciation for Investments Still Held as
of 9/30/2023 $ — $ — $ (985) $ (985)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

76 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Government Bond Fund
Asset-Backed Securities 1 .9%
Principal
Amount ($) Value ($)
Automobiles 0 .8%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 999,000 998,159
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 2,000,000 2,001,213
2,999,372
Equipment Loans & Leases 0 .3%
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 1,000,000 997,750
Other 0 .8%
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 704,296 603,406
Reach ABS Trust, Series
2023-1A, Class A, 7.05%,
2/18/2031(a) 243,025 243,589
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,080,982
2,927,977
Total Asset-Backed Securities
(cost $7,255,338)
6,925,099
Collateralized Mortgage Obligations 5 .5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 237,813 220,739
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(c) 928,079 859,164
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 358,973 354,894
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 315,051 309,183
Series 2015-92, Class PA,
2.50%, 12/25/2041 2,434,294 2,141,996
Series 2013-59, Class MX,
2.50%, 9/25/2042 9,239,541 8,372,302
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,825,834 1,605,072
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(b) 1,434,462 1,238,500
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(b) 631,409 576,947
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(b) 1,928,242 1,766,267
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(b) 1,495,326 1,343,431
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(c) 806,696 754,471
Total Collateralized Mortgage Obligations
(cost $21,677,190)
19,542,966
Commercial Mortgage-Backed Securities 2 .6%
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(b) 2,800,000 2,609,642
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 6,622,109
Total Commercial Mortgage-Backed
Securities
(cost $9,691,889) 9,231,751
Corporate Bonds 7 .9%
Financial Services 7 .9%
Private Export Funding Corp. ,
Series GG, 2.45%,
7/15/2024 5,500,000 5,373,458
Series OO, 1.75%,
11/15/2024 10,000,000 9,539,544
Series NN, 3.25%,
6/15/2025 14,000,000 13,467,390
Total Corporate Bonds
(cost $29,517,819)
28,380,392
Mortgage-Backed Securities 46 .1%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,863,700 1,693,420
Pool# G08881
3.50%, 6/1/2049 1,164,890 1,020,787
FHLMC Non Gold Pool Pool#
847558 ,
5.53%, 6/1/2035 (b) 372,522
373,954
FHLMC UMBS Pool
Pool# QN1359
3.00%, 1/1/2035 1,958,670 1,777,522
Pool# SB8083
1.50%, 1/1/2036 7,367,261 6,177,610
Pool# QO0449
2.00%, 6/1/2037 2,774,781 2,379,497
Pool# SD8025
3.50%, 11/1/2049 2,617,016 2,289,643
Pool# SD8030
3.00%, 12/1/2049 1,398,657 1,168,187

NVIT Government Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 77
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8050
3.00%, 3/1/2050 2,059,164 1,718,914
Pool# SD8080
2.00%, 6/1/2050 2,409,349 1,846,554
Pool# SD8171
1.50%, 10/1/2051 3,015,652 2,170,161
Pool# SD8182
2.00%, 12/1/2051 4,057,446 3,091,382
Pool# RA6433
2.50%, 12/1/2051 2,907,500 2,309,663
Pool# SD8199
2.00%, 3/1/2052 5,072,178 3,862,986
Pool# QE0958
2.00%, 3/1/2052 3,615,974 2,757,407
Pool# SD8200
2.50%, 3/1/2052 4,092,322 3,250,439
Pool# QE0799
2.50%, 4/1/2052 2,760,857 2,194,502
Pool# SD8244
4.00%, 9/1/2052 2,843,896 2,532,929
Pool# SD8288
5.00%, 1/1/2053 3,010,475 2,842,299
Pool# SD8302
6.50%, 2/1/2053 1,329,600 1,336,339
FNMA Pool
Pool# 745684
4.50%, 4/1/2034(b) 1,021,398 1,032,099
Pool# 790760
5.92%, 9/1/2034(b) 334,246 330,681
Pool# 799144
4.16%, 4/1/2035(b) 63,903 62,641
Pool# 822705
4.95%, 4/1/2035(b) 163,330 159,434
Pool# 815217
4.81%, 5/1/2035(b) 513,459 498,877
Pool# 783609
4.96%, 5/1/2035(b) 345,719 338,814
Pool# 821377
5.81%, 5/1/2035(b) 86,128 84,389
Pool# 826181
5.85%, 7/1/2035(b) 569,070 562,435
Pool# 873932
6.31%, 8/1/2036 5,697,897 5,675,096
Pool# 745866
6.10%, 9/1/2036(b) 1,457,219 1,485,048
FNMA UMBS Pool
Pool# MA4228
1.50%, 1/1/2036 4,090,846 3,430,279
Pool# FS4058
2.50%, 12/1/2036 6,032,708 5,332,005
Pool# BM5426
3.00%, 12/1/2047 8,913,318 7,530,743
Pool# CA1564
4.50%, 4/1/2048 1,188,691 1,111,735
Pool# BM5267
4.50%, 12/1/2048 2,860,470 2,676,717
Pool# MA3664
4.00%, 5/1/2049 1,096,006 988,785
Pool# MA3746
4.00%, 8/1/2049 1,166,664 1,052,082
Pool# BP5843
2.50%, 5/1/2050 5,433,492 4,347,307
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4096
2.50%, 8/1/2050 3,574,010 2,858,471
Pool# MA4119
2.00%, 9/1/2050 4,376,201 3,350,080
Pool# MA4183
2.50%, 11/1/2050 3,002,581 2,403,716
Pool# FS3885
3.00%, 11/1/2051 2,892,383 2,395,593
Pool# MA4492
2.00%, 12/1/2051 4,963,874 3,784,873
Pool# FS1648
2.50%, 1/1/2052 3,193,213 2,538,940
Pool# FS1476
3.00%, 3/1/2052 1,833,174 1,518,217
Pool# MA4577
2.00%, 4/1/2052 13,095,589 9,973,017
Pool# FS1749
2.50%, 4/1/2052 4,171,432 3,316,662
Pool# MA4656
4.50%, 7/1/2052 3,740,912 3,436,709
Pool# MA4698
3.00%, 8/1/2052 1,915,297 1,585,011
Pool# MA4732
4.00%, 9/1/2052 5,697,079 5,074,689
Pool# MA4782
3.50%, 10/1/2052 9,604,846 8,266,621
Pool# MA4785
5.00%, 10/1/2052 4,634,550 4,375,760
Pool# MA4805
4.50%, 11/1/2052 2,847,575 2,615,628
Pool# MA4839
4.00%, 12/1/2052 2,419,123 2,154,857
Pool# MA4980
6.00%, 4/1/2053 1,402,618 1,384,689
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 41,618 39,381
Pool# 719433
3.50%, 10/15/2025 66,466 62,865
Pool# 682492
3.50%, 10/15/2025 62,008 57,933
Pool# 733504
3.50%, 11/15/2025 103,272 97,690
Pool# 682497
3.50%, 11/15/2025 82,322 77,730
Pool# 740930
3.50%, 11/15/2025 70,944 66,998
Pool# 749618
3.50%, 11/15/2025 34,203 32,311
Pool# 742371
3.50%, 11/15/2025 25,298 23,874
Pool# 750403
3.50%, 11/15/2025 11,092 10,492
Pool# 755650
3.50%, 12/15/2025 216,879 204,320
Pool# 682502
3.50%, 12/15/2025 69,145 65,414
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 2,089,883 2,028,617
Pool# MA8571
6.00%, 1/20/2053 1,930,203 1,914,227

78 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Government Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA8647
5.00%, 2/20/2053 1,954,496 1,854,074
Pool# MA8726
5.50%, 3/20/2053 2,444,344 2,373,622
Pool# MA8727
6.00%, 3/20/2053 1,954,981 1,938,650
Pool# MA8801
5.50%, 4/20/2053 2,480,371 2,408,215
Pool# MA9018
6.00%, 7/20/2053 1,493,345 1,480,540
GNMA TBA
3.50%, 10/15/2053 2,000,000 1,751,719
6.00%, 10/15/2053 1,600,000 1,585,374
6.50%, 10/15/2053 2,000,000 2,011,250
Total Mortgage-Backed Securities
(cost $187,287,481)
164,612,191
U.S. Government Agency Securities 13 .5%
FFCB
3.14%, 7/2/2026 13,500,000 12,865,051
2.75%, 11/6/2026 2,000,000 1,878,204
1.95%, 11/27/2029 1,500,000 1,261,997
2.38%, 3/16/2032 15,000,000 12,275,888
3.19%, 3/9/2033 2,475,000 2,131,398
FHLB, 2.13%, 12/14/2029 2,590,000 2,201,147
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,021,197
Resolution Funding
Corp.STRIPS, 0.00%,
1/15/2030(d) 10,000,000 7,344,429
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,243,768
Total U.S. Government Agency Securities
(cost $56,627,138)
48,223,079
U.S. Treasury Obligations 22 .5%
U.S. Treasury Bonds
2.50%, 2/15/2045 14,600,000 9,914,312
2.50%, 2/15/2046 5,150,000 3,456,133
2.25%, 8/15/2046 18,250,000 11,571,640
1.25%, 5/15/2050 12,500,000 5,897,461
3.63%, 5/15/2053 (e) 3,500,000 2,897,891
U.S. Treasury Notes
3.63%, 5/15/2026 18,750,000 18,175,049
4.38%, 8/31/2028 26,000,000 25,742,031
3.75%, 6/30/2030 1,000,000 949,141
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.13%, 8/31/2030 2,000,000 1,941,250
Total U.S. Treasury Obligations
(cost $91,646,496)
80,544,908
Total Investments
(cost $403,703,351) — 100.0%
357,460,386
Liabilities in excess of other
assets — 0.0%
†
(131,745)
NET ASSETS — 100.0%
$ 357,328,641
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $13,684,618 which represents 3.83% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) The security or a portion of this security is on loan as of
September 30, 2023. The total value of securities on loan
as of September 30, 2023 was $2,897,891, which was
collateralized by $2,990,663 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.38%
– 4.50%, and maturity dates ranging from 11/30/2024
– 11/15/2032.

NVIT Government Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 79
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
PO Principal only security—This security entitles
the holder to receive principal payments from
an underlying pool of assets or on the security
itself. In the case of asset-backed securities,
high prepayments return principal faster than
expected and cause the yield to increase.
Low prepayments return principal slower than
expected and cause the yield to decrease.
REMICS Real Estate Mortgage Investment Conduits
STRIPS Separate Trading of Registered Interest and
Principal Securities
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities

80 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Government Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 6,925,099 $ – $ 6,925,099
Collateralized Mortgage Obligations – 19,542,966 – 19,542,966
Commercial Mortgage-Backed Securities – 9,231,751 – 9,231,751
Corporate Bonds – 28,380,392 – 28,380,392
Mortgage-Backed Securities – 164,612,191 – 164,612,191
U.S. Government Agency Securities – 48,223,079 – 48,223,079
U.S. Treasury Obligations – 80,544,908 – 80,544,908
Total $ – $ 357,460,386 $ – $ 357,460,386

NVIT Government Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 81
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
As of September 30, 2023, the Fund had no open futures contracts.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

82 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities 28.8%
Principal
Amount ($) Value ($)
Airlines 0.3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,218,001 1,063,187
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 2,048,500 2,031,002
Series 2019-2, Class B,
3.50%, 5/1/2028 121,172 109,167
3,203,356
Automobiles 18.2%
Ally Auto Receivables Trust,
Series 2023-1, Class A3,
5.46%, 5/15/2028 1,810,000 1,806,062
American Credit Acceptance
Receivables Trust
Series 2023-2, Class A,
5.89%, 10/13/2026(a) 2,109,592 2,103,715
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,902,409
AmeriCredit Automobile
Receivables Trust, Series
2023-2, Class B, 5.84%,
7/18/2029 5,365,000 5,352,298
Avis Budget Rental Car
Funding AESOP LLC,
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 8,015,000 7,869,480
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,205,000 1,201,831
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 8,410,000 8,315,920
Series 2023-3, Class A3,
5.28%, 5/15/2028 1,195,000 1,185,851
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 4,367,161 4,372,997
Series 2023-P4, Class A3,
6.16%, 10/10/2028(a) 3,320,000 3,320,130
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 6,387,530 6,344,409
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 2,505,000 2,505,089
Series 2023-1, Class A3,
5.84%, 1/18/2028(a) 5,345,000 5,334,181
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,494,981
Series 2023-3A, Class A,
6.39%, 8/15/2033(a) 400,000 398,912
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 551,751
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,418,884
Enterprise Fleet Financing
LLC, Series 2023-2, Class
A2, 5.56%, 4/22/2030(a) 3,095,000 3,071,123
Exeter Automobile
Receivables Trust
Series 2023-4A, Class A2,
6.07%, 12/15/2025 680,000 679,731
Series 2023-2A, Class B,
5.61%, 9/15/2027 4,035,000 3,990,412
Series 2023-3A, Class B,
6.11%, 9/15/2027 930,000 926,622
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,714,245
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 2,315,000 2,326,238
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,206,083
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 1,817,396 1,810,138
Series 2023-A, Class A3,
4.65%, 2/15/2028 1,610,000 1,579,825
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,436,852
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,881,653
Ford Credit Floorplan Master
Owner Trust A, Series
2023-1, Class A1, 4.92%,
5/15/2028(a) 3,700,000 3,630,772
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,618,544
GLS Auto Receivables Issuer
Trust
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 5,945,000 5,844,346
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,098,528
GM Financial Automobile
Leasing Trust
Series 2023-2, Class A3,
5.05%, 7/20/2026 2,940,000 2,906,170
Series 2023-3, Class A3,
5.38%, 11/20/2026 865,000 861,582
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 1,610,000 1,601,394
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,622,877
Series 2023-3, Class A3,
5.45%, 6/16/2028 1,365,000 1,362,774

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 83
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,790,238
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,450,722
Hertz Vehicle Financing III
LLC, Series 2023-3A, Class
A, 5.94%, 2/25/2028(a) 2,490,000 2,483,761
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,158,879
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,661,068
Hyundai Auto Lease
Securitization Trust
Series 2023-B, Class A3,
5.15%, 6/15/2026(a) 2,600,000 2,574,858
Series 2023-C, Class A3,
5.80%, 12/15/2026(a) 4,440,000 4,435,095
Hyundai Auto Receivables
Trust
Series 2023-A, Class A2A,
5.19%, 12/15/2025 1,880,000 1,873,061
Series 2023-A, Class A3,
4.58%, 4/15/2027 2,140,000 2,104,670
Series 2023-B, Class A3,
5.48%, 4/17/2028 1,035,000 1,033,477
LAD Auto Receivables Trust,
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 4,050,000 4,045,173
Navistar Financial Dealer
Note Master Owner Trust
II, Series 2023-1, Class A,
6.18%, 8/25/2028(a) 1,710,000 1,707,281
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,700,000 2,695,446
Nissan Auto Receivables
Owner Trust, Series
2023-A, Class A3, 4.91%,
11/15/2027 7,640,000 7,545,818
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 3,955,610
Santander Drive Auto
Receivables Trust
Series 2023-2, Class A3,
5.21%, 7/15/2027 3,045,000 3,015,283
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,565,608
Series 2023-3, Class C,
5.77%, 11/15/2030 2,420,000 2,385,767
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A3, 5.47%,
10/20/2028(a) 4,295,000 4,248,229
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,911,147
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,274,246
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 3,405,000 3,362,449
Series 2023-B, Class A3,
5.66%, 11/20/2026(a) 4,440,000 4,432,658
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,876,401
Volkswagen Auto Loan
Enhanced Trust, Series
2023-1, Class A3, 5.02%,
6/20/2028 1,815,000 1,795,973
Westlake Automobile
Receivables Trust
Series 2022-1A, Class B,
2.75%, 3/15/2027(a) 500,000 489,105
Series 2022-1A, Class C,
3.11%, 3/15/2027(a) 3,050,000 2,945,497
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,782,863
Wheels Fleet Lease Funding 1
LLC, Series 2023-1A, Class
A, 5.80%, 4/18/2038(a) 5,525,000 5,490,278
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 1,760,000 1,751,855
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,668,351
World Omni Automobile Lease
Securitization Trust, Series
2023-A, Class A3, 5.07%,
9/15/2026 2,665,000 2,636,466
210,796,142
Credit Card 1.0%
Mercury Financial Credit
Card Master Trust, Series
2022-1A, Class A, 2.50%,
9/21/2026(a) 4,230,000 4,049,151
Mission Lane Credit Card
Master Trust, Series
2023-A, Class A, 7.23%,
7/17/2028(a) 765,000 758,621
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,053,166
World Financial Network
Credit Card Master Trust,
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,858,476
11,719,414

84 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 1.9%
Daimler Trucks Retail Trust,
Series 2023-1, Class A4,
5.93%, 12/16/2030 3,435,000 3,431,344
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,685,968
GreatAmerica Leasing
Receivables, Series
2023-1, Class A3, 5.15%,
7/15/2027(a) 5,945,000 5,828,063
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 2,160,000 2,148,497
Series 2023-2A, Class A3,
5.28%, 1/18/2028(a) 2,300,000 2,278,112
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,256,278
22,628,262
Other 7.1%
37 Capital CLO I, Series
2021-1A, Class A, 6.77%,
10/15/2034(a)(b) 4,230,000 4,171,046
ACHV ABS TRUST
Series 2023-2PL, Class A,
6.42%, 5/20/2030(a) 401,754 401,939
Series 2023-3PL, Class A,
6.60%, 8/19/2030(a) 726,046 726,482
Affirm Asset Securitization
Trust, Series 2023-B, Class
A, 6.82%, 9/15/2028(a) 2,100,000 2,103,175
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.77%, 10/25/2034(a)(b) 2,700,000 2,674,936
ARES XLIV CLO Ltd., Series
2017-44A, Class A1R,
6.65%, 4/15/2034(a)(b) 3,000,000 2,965,011
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.73%, 4/20/2034(a)(b) 700,000 695,542
Cedar Funding X CLO Ltd.,
Series 2019-10A, Class AR,
6.69%, 10/20/2032(a)(b) 2,750,000 2,728,286
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.74%, 10/25/2034(a)
(b) 3,300,000 3,270,828
Series 2020-12A, Class BR,
7.21%, 10/25/2034(a)(b) 700,000 678,780
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,325,000 2,222,429
Hilton Grand Vacations Trust,
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 1,676,616 1,684,897
Invesco CLO Ltd.
Series 2021-1A, Class A1,
6.57%, 4/15/2034(a)(b) 1,350,000 1,332,392
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2021-2A, Class A,
6.69%, 7/15/2034(a)(b) 5,000,000 4,961,480
Magnetite XXVIII Ltd., Series
2020-28A, Class AR,
6.72%, 1/20/2035(a)(b) 5,000,000 4,975,000
Marlette Funding Trust
Series 2023-2A, Class A,
6.04%, 6/15/2033(a) 2,578,435 2,569,814
Series 2023-3A, Class A,
6.49%, 9/15/2033(a) 2,786,914 2,789,808
Owl Rock CLO I Ltd., Series
2019-1A, Class A, 7.44%,
5/20/2031(a)(b) 4,045,888 4,024,072
Reese Park CLO Ltd., Series
2020-1A, Class AR, 6.70%,
10/15/2034(a)(b) 1,300,000 1,287,057
RR 1 LLC, Series 2017-
1A, Class A1AB, 6.72%,
7/15/2035(a)(b) 4,900,000 4,867,214
Tricon American Homes Trust
Series 2017-SFR2, Class A,
2.93%, 1/17/2036(a) 7,080,923 7,002,852
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 2,993,750
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 5,140,154 4,772,692
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,833,632
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 839,574
Series 2020-SFR2, Class D,
2.28%, 11/17/2039(a) 2,864,000 2,420,808
Series 2020-SFR2, Class
E1, 2.73%, 11/17/2039(a) 2,826,000 2,386,780
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,068,271
Verizon Master Trust, Series
2023-2, Class A, 4.89%,
4/13/2028 7,705,000 7,624,577
83,073,124
Student Loan 0.3%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 3,117,459 3,053,515
Total Asset-Backed Securities
(cost $339,604,376)
334,473,813
Collateralized Mortgage Obligations 1.3%
GS Mortgage-Backed
Securities Trust, Series
2022-NQM1, Class A16,
4.00%, 5/25/2062(a)(b) 3,544,352 2,941,536
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 1,319 1,254

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 85
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 29,634 3
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 356,736 337,605
Verus Securitization Trust
Series 2022-1, Class A1,
2.72%, 1/25/2067(a)(c) 9,000,126 7,740,424
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 4,297,200 3,866,887
Total Collateralized Mortgage Obligations
(cost $17,279,415)
14,887,709
Commercial Mortgage-Backed Securities 1.4%
BANK5, Series 2023-
5YR3, Class A3, 6.72%,
9/15/2056(b) 1,520,000 1,556,702
BBCMS Mortgage Trust,
Series 2020-BID, Class A,
7.59%, 10/15/2037(a)(b) 825,000 785,575
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,554,098
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,186,254
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.67%,
9/10/2035(a)(b) 2,025,000 1,766,869
GS Mortgage Securities Corp.
II, Series 2023-SHIP, Class
A, 4.47%, 9/10/2038(a)(b) 1,825,000 1,744,064
GS Mortgage Securities
Corp. Trust, Series 2012-
BWTR, Class A, 2.95%,
11/5/2034(a) 1,015,000 743,250
Med Trust, Series 2021-
MDLN, Class A, 6.40%,
11/15/2038(a)(b) 2,498,011 2,435,318
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.98%, 2/15/2039(a)(b) 1,270,000 1,186,894
Series 2022-TFLM, Class D,
8.83%, 2/15/2039(a)(b) 2,880,000 2,666,189
Total Commercial Mortgage-Backed
Securities
(cost $17,117,732) 16,625,213
Corporate Bonds 44.6%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
5.04%, 5/1/2027(d) 2,750,000 2,684,992
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 2,360,000 2,339,459
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp. ,
4.95%, 10/15/2025 3,500,000 3,473,290
RTX Corp. ,
5.00%, 2/27/2026 6,000,000 5,926,923
14,424,664
Automobile Components 0.3%
Aptiv plc ,
2.40%, 2/18/2025(d) 3,105,000 2,954,348
Automobiles 1.2%
BMW US Capital LLC ,
5.05%, 8/11/2028(a)(d) 5,955,000 5,823,562
Hyundai Capital America ,
5.95%, 9/21/2026(a)(d) 4,115,000 4,103,311
Nissan Motor Acceptance Co.
LLC ,
7.05%, 9/15/2028(a) 1,085,000 1,084,812
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,025,000 2,898,830
13,910,515
Banks 11.4%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(e) 3,000,000 2,992,479
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(d)(e) 2,290,000 2,331,960
(SOFR + 2.33%), 6.61%,
9/13/2029(a)(e) 440,000 438,170
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,062,034
Australia & New Zealand
Banking Group Ltd. ,
5.38%, 7/3/2025 3,650,000 3,635,949
Series 3a2, 5.67%,
10/3/2025 2,220,000 2,221,268
Bank of America Corp. ,
(CME Term SOFR 3
Month + 1.23%), 3.46%,
3/15/2025(d)(e) 5,000,000 4,933,247
Bank of America NA ,
5.65%, 8/18/2025 5,970,000 5,954,428
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,375,020
Bank of Montreal ,
5.30%, 6/5/2026(d) 2,905,000 2,865,872
5.72%, 9/25/2028(d) 2,945,000 2,913,707
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,655,000 1,621,039
Canadian Imperial Bank of
Commerce ,
5.62%, 7/17/2026 3,585,000 3,567,802
5.99%, 10/3/2028 5,870,000 5,856,902

86 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citibank NA ,
5.80%, 9/29/2028(d) 5,875,000 5,875,838
Citigroup, Inc. ,
(SOFR + 1.55%), 5.61%,
9/29/2026(e) 3,500,000 3,464,413
(SOFR + 2.66%), 6.17%,
5/25/2034(e) 1,210,000 1,156,304
Citizens Bank NA ,
(SOFR + 1.45%), 6.06%,
10/24/2025(d)(e) 4,000,000 3,859,353
Commonwealth Bank of
Australia ,
5.50%, 9/12/2025 4,175,000 4,167,432
Cooperatieve Rabobank UA ,
5.50%, 7/18/2025 4,235,000 4,215,926
5.50%, 10/5/2026 1,560,000 1,555,374
Credit Agricole SA ,
4.38%, 3/17/2025(a) 2,140,000 2,067,882
(SOFR + 1.86%), 6.32%,
10/3/2029(a)(e) 3,165,000 3,165,365
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 5,855,000 5,852,877
Fifth Third Bancorp ,
(SOFR + 2.34%), 6.34%,
7/27/2029(d)(e) 1,680,000 1,659,615
Fifth Third Bank NA ,
(United States SOFR
Compounded Index
+ 1.23%), 5.85%,
10/27/2025(d)(e) 5,000,000 4,918,843
HSBC Holdings plc ,
(SOFR + 0.71%), 0.98%,
5/24/2025(e) 2,000,000 1,926,846
(SOFR + 1.57%), 5.89%,
8/14/2027(d)(e) 5,505,000 5,437,842
HSBC USA, Inc. ,
5.63%, 3/17/2025 585,000 581,536
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,069,000
Huntington National Bank
(The) ,
(SOFR + 1.22%), 5.70%,
11/18/2025(e) 3,065,000 2,995,766
ING Groep NV ,
(SOFR + 2.09%), 6.11%,
9/11/2034(d)(e) 490,000 475,845
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a)(d) 2,275,000 2,302,673
KeyBank NA ,
5.85%, 11/15/2027 2,360,000 2,244,365
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(e) 3,205,000 3,176,138
National Australia Bank Ltd. ,
5.20%, 5/13/2025 1,565,000 1,555,300
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
National Bank of Canada ,
(SOFR + 1.01%), 3.75%,
6/9/2025(e) 2,400,000 2,354,252
NatWest Markets plc ,
1.60%, 9/29/2026(a)(d) 2,005,000 1,762,240
Royal Bank of Canada ,
5.20%, 7/20/2026(d) 2,985,000 2,952,436
Santander Holdings USA, Inc. ,
(SOFR + 2.70%), 6.57%,
6/12/2029(e) 1,760,000 1,716,858
Sumitomo Mitsui Financial
Group, Inc. ,
5.72%, 9/14/2028 5,890,000 5,813,067
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 5,875,000 5,851,018
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(e) 1,950,000 1,786,352
132,730,633
Beverages 0.4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,851,841
Biotechnology 0.4%
Amgen, Inc. ,
5.25%, 3/2/2025 5,000,000 4,962,574
Capital Markets 4.4%
Ares Capital Corp. ,
3.25%, 7/15/2025(d) 1,905,000 1,784,445
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.03%), 4.95%,
4/26/2027(e) 4,425,000 4,319,178
Blackstone Private Credit
Fund ,
2.63%, 12/15/2026(d) 2,110,000 1,816,170
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028(d) 1,435,000 1,174,421
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 1,950,000 1,827,022
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028(a) 2,900,000 2,874,624
Charles Schwab Corp. (The) ,
5.88%, 8/24/2026(d) 5,285,000 5,267,594
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(e) 1,130,000 1,137,649
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.08%), 5.80%,
8/10/2026(d)(e) 5,970,000 5,924,348
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 1,355,000 1,187,528
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 581,440
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028(d) 1,880,000 1,839,833

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 87
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,335,000 1,179,601
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 5,000,000 4,870,853
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,092,569
S&P Global, Inc. ,
5.25%, 9/15/2033(a) 545,000 531,228
Sixth Street Specialty Lending,
Inc. ,
6.95%, 8/14/2028 585,000 578,599
State Street Corp. ,
5.27%, 8/3/2026 3,210,000 3,179,845
UBS AG ,
5.65%, 9/11/2028 4,775,000 4,695,484
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
6.25%, 9/22/2029(a)(e) 2,930,000 2,899,261
50,761,692
Chemicals 0.8%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(d) 1,620,000 1,597,433
6.35%, 11/15/2028 1,305,000 1,288,599
EIDP, Inc. ,
4.50%, 5/15/2026(d) 3,755,000 3,657,460
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 2,970,476
9,513,968
Communications Equipment 0.1%
Viasat, Inc. ,
5.63%, 4/15/2027(a) 1,350,000 1,169,593
Consumer Finance 2.9%
Ally Financial, Inc. ,
7.10%, 11/15/2027 2,335,000 2,334,704
American Express Co. ,
(SOFR + 1.28%), 5.28%,
7/27/2029(d)(e) 4,200,000 4,094,717
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,328,251
Capital One Financial Corp. ,
(SOFR + 2.64%), 6.31%,
6/8/2029(d)(e) 3,890,000 3,801,686
Caterpillar Financial Services
Corp. ,
5.15%, 8/11/2025(d) 5,100,000 5,072,684
4.35%, 5/15/2026 350,000 342,148
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025(d) 1,995,000 1,986,169
Harley-Davidson Financial
Services, Inc. ,
6.50%, 3/10/2028(a)(d) 1,730,000 1,710,259
Navient Corp. ,
9.38%, 7/25/2030(d) 1,440,000 1,420,200
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
PACCAR Financial Corp. ,
5.05%, 8/10/2026(d) 2,905,000 2,891,007
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026 3,700,000 3,663,586
5.25%, 9/11/2028 3,395,000 3,375,843
33,021,254
Diversified Telecommunication Services 0.2%
AT&T, Inc. ,
5.40%, 2/15/2034(d) 1,405,000 1,314,937
CCO Holdings LLC ,
5.13%, 5/1/2027(a)(d) 1,400,000 1,304,403
2,619,340
Electric Utilities 2.5%
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,140,000 3,123,906
Edison International ,
4.70%, 8/15/2025(d) 2,985,000 2,904,705
Electricite de France SA ,
5.70%, 5/23/2028(a) 1,320,000 1,307,187
Fells Point Funding Trust ,
3.05%, 1/31/2027(a)(d) 4,700,000 4,261,877
Interstate Power and Light
Co. ,
5.70%, 10/15/2033 965,000 949,026
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 4,180,000 4,072,587
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 1,100,000 1,101,665
5.75%, 9/1/2025(d) 2,455,000 2,448,106
Pacific Gas and Electric Co. ,
6.10%, 1/15/2029(d) 1,790,000 1,748,335
Pennsylvania Electric Co. ,
5.15%, 3/30/2026(a) 810,000 794,806
Southern California Edison
Co. ,
5.65%, 10/1/2028 1,290,000 1,287,691
Vistra Operations Co. LLC ,
3.55%, 7/15/2024(a)(d) 1,670,000 1,628,698
5.13%, 5/13/2025(a) 2,000,000 1,948,845
5.63%, 2/15/2027(a) 1,750,000 1,659,476
29,236,910
Electrical Equipment 0.1%
Sensata Technologies BV ,
5.63%, 11/1/2024(a) 650,000 642,459
Electronic Equipment, Instruments & Components 0.4%
Avnet, Inc. ,
6.25%, 3/15/2028(d) 1,725,000 1,720,113
Flex Ltd. ,
6.00%, 1/15/2028 2,845,000 2,830,513
4,550,626
Entertainment 0.1%
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 1,255,000 1,158,638

88 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 1.0%
Antares Holdings LP ,
3.75%, 7/15/2027(a)(d) 2,037,000 1,754,877
Corebridge Financial, Inc. ,
6.05%, 9/15/2033(a)(d) 1,295,000 1,258,620
Element Fleet Management
Corp. ,
6.27%, 6/26/2026(a) 3,570,000 3,557,811
Fidelity National Information
Services, Inc. ,
4.50%, 7/15/2025 2,420,000 2,360,917
Synchrony Bank ,
5.40%, 8/22/2025(d) 2,505,000 2,414,253
11,346,478
Food Products 1.0%
Cargill, Inc. ,
4.50%, 6/24/2026(a) 1,580,000 1,545,241
Conagra Brands, Inc. ,
5.30%, 10/1/2026 4,125,000 4,083,106
JBS USA LUX SA ,
6.75%, 3/15/2034(a) 2,930,000 2,850,861
Unilever Capital Corp. ,
4.88%, 9/8/2028(d) 2,935,000 2,891,140
11,370,348
Ground Transportation 0.2%
Penske Truck Leasing Co. LP ,
5.55%, 5/1/2028(a)(d) 2,615,000 2,533,018
Health Care Equipment & Supplies 0.5%
DH Europe Finance II Sarl ,
2.20%, 11/15/2024(d) 3,065,000 2,946,644
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(d) 2,925,000 2,910,338
5,856,982
Health Care Providers & Services 0.3%
CVS Health Corp. ,
5.00%, 2/20/2026 3,000,000 2,953,430
HCA, Inc. ,
5.38%, 2/1/2025 650,000 643,121
3,596,551
Health Care REITs 0.2%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,768,756
Hotels, Restaurants & Leisure 1.0%
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,278,742
Hyatt Hotels Corp. ,
5.38%, 4/23/2025(c)(d) 2,965,000 2,932,001
5.75%, 1/30/2027(d) 2,050,000 2,036,852
International Game
Technology plc ,
4.13%, 4/15/2026(a) 1,750,000 1,646,253
Marriott International, Inc. ,
5.55%, 10/15/2028(d) 2,490,000 2,462,143
11,355,991
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 3.6%
CNO Global Funding ,
2.65%, 1/6/2029(a)(d) 2,020,000 1,686,474
Corebridge Global Funding ,
0.90%, 9/22/2025(a) 2,055,000 1,862,100
5.75%, 7/2/2026(a) 1,120,000 1,106,476
Five Corners Funding Trust ,
4.42%, 11/15/2023(a) 7,577,000 7,557,159
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a) 4,180,000 3,891,291
MassMutual Global Funding II ,
4.15%, 8/26/2025(a) 1,206,000 1,173,168
MetLife, Inc. ,
5.38%, 7/15/2033(d) 1,890,000 1,816,895
Mutual of Omaha Cos. Global
Funding ,
5.80%, 7/27/2026(a) 4,065,000 4,025,044
New York Life Global Funding ,
5.45%, 9/18/2026(a)(d) 5,880,000 5,864,918
Pricoa Global Funding I ,
4.20%, 8/28/2025(a)(d) 3,000,000 2,916,054
Principal Life Global Funding
II ,
2.25%, 11/21/2024(a) 6,000,000 5,747,512
Protective Life Global
Funding ,
5.21%, 4/14/2026(a) 4,180,000 4,094,841
41,741,932
Machinery 0.7%
CNH Industrial Capital LLC ,
5.50%, 1/12/2029 1,865,000 1,832,720
Daimler Truck Finance North
America LLC ,
1.13%, 12/14/2023(a)(d) 5,000,000 4,950,866
5.40%, 9/20/2028(a) 1,750,000 1,717,466
8,501,052
Media 0.3%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 4,000,000 3,908,609
Metals & Mining 1.0%
Glencore Funding LLC ,
6.13%, 10/6/2028(a) 5,875,000 5,864,916
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a) 2,970,000 2,999,700
Reliance Steel & Aluminum
Co. ,
1.30%, 8/15/2025 3,230,000 2,960,450
11,825,066
Multi-Utilities 1.9%
Ameren Corp. ,
2.50%, 9/15/2024(d) 3,075,000 2,974,087
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(d) 4,180,000 4,126,235
DTE Energy Co. ,
4.22%, 11/1/2024(c) 2,980,000 2,924,438
NiSource, Inc. ,
0.95%, 8/15/2025 3,225,000 2,941,215

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 89
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Sempra ,
5.40%, 8/1/2026 2,920,000 2,889,032
Southern Co. Gas Capital
Corp. ,
5.75%, 9/15/2033 1,270,000 1,245,013
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 5,135,000 5,134,154
22,234,174
Oil, Gas & Consumable Fuels 2.3%
Continental Resources, Inc. ,
3.80%, 6/1/2024(d) 4,000,000 3,935,527
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 925,000 944,379
Enbridge, Inc. ,
5.70%, 3/8/2033 1,145,000 1,096,908
EQT Corp. ,
6.13%, 2/1/2025(c)(d) 1,613,000 1,607,437
ONEOK, Inc. ,
5.55%, 11/1/2026 2,120,000 2,106,180
Ovintiv, Inc. ,
5.65%, 5/15/2028(d) 2,945,000 2,880,622
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026(d) 3,690,000 3,642,570
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 2,595,000 2,601,487
Targa Resources Partners LP ,
5.00%, 1/15/2028(d) 4,000,000 3,804,000
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,379,083
26,998,193
Passenger Airlines 0.3%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 539,997
Southwest Airlines Co. ,
5.25%, 5/4/2025 2,895,000 2,861,413
United Airlines, Inc. ,
4.63%, 4/15/2029(a) 255,000 219,180
3,620,590
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc. ,
4.00%, 4/15/2029(a) 1,265,000 1,141,526
Intel Corp. ,
2.88%, 5/11/2024(d) 2,000,000 1,965,465
3,106,991
Software 0.6%
Intuit, Inc. ,
5.13%, 9/15/2028 5,880,000 5,817,089
PTC, Inc. ,
3.63%, 2/15/2025(a) 1,350,000 1,297,391
7,114,480
Specialty Retail 0.9%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(d) 1,165,000 1,125,135
AutoNation, Inc. ,
4.50%, 10/1/2025(d) 465,000 448,987
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc. ,
5.05%, 7/15/2026 3,300,000 3,251,852
Lowe's Cos., Inc. ,
4.80%, 4/1/2026 5,915,000 5,803,838
10,629,812
Technology Hardware, Storage & Peripherals 0.5%
Dell International LLC ,
5.85%, 7/15/2025(d) 2,870,000 2,866,174
NetApp, Inc. ,
1.88%, 6/22/2025(d) 3,150,000 2,945,456
5,811,630
Tobacco 0.9%
Altria Group, Inc. ,
2.35%, 5/6/2025 2,480,000 2,345,779
BAT Capital Corp. ,
6.34%, 8/2/2030 2,575,000 2,536,312
Philip Morris International,
Inc. ,
5.25%, 9/7/2028(d) 5,890,000 5,767,598
10,649,689
Trading Companies & Distributors 0.6%
Aircastle Ltd. ,
6.50%, 7/18/2028(a)(d) 1,010,000 990,485
TTX Co. ,
5.50%, 9/25/2026(a) 5,875,000 5,859,914
6,850,399
Total Corporate Bonds
(cost $526,258,611)
517,329,796
Foreign Government Security 0.2%
PANAMA 0.2%
Republic of Panama,
6.88%, 1/31/2036 2,130,000 2,130,436
Total Foreign Government Security
(cost $2,112,683)
2,130,436
Mortgage-Backed Securities 1.7%
FHLMC Non Gold Pool
Pool# 1Q0648
4.01%, 6/1/2037(b) 123,990 124,691
Pool# 1B3601
4.31%, 10/1/2037(b) 96,581 95,947
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,618,323
5,160,670
FNMA Pool
Pool# 747271
6.14%, 7/1/2034(b) 173,396 171,303
Pool# 886345
5.81%, 8/1/2036(b) 27,167 26,697
Pool# 949691
5.98%, 9/1/2037(b) 61,835 60,796

90 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,753,934 2,361,973
Pool# BN0906
4.00%, 11/1/2048 2,555,094 2,310,868
Pool# MA4700
4.00%, 8/1/2052 3,760,065 3,349,231
Pool# MA4803
3.50%, 11/1/2052 3,364,712 2,895,505
Pool# MA4806
5.00%, 11/1/2052 3,333,473 3,147,341
Total Mortgage-Backed Securities
(cost $20,511,683)
19,705,022
U.S. Treasury Obligations 20.5%
U.S. Treasury Notes
0.38%, 8/15/2024 (d) 21,100,000 20,186,766
4.50%, 11/30/2024 34,510,000 34,163,552
3.88%, 4/30/2025 47,385,000 46,420,641
4.63%, 6/30/2025 63,115,000 62,575,071
4.75%, 7/31/2025 26,475,000 26,299,189
5.00%, 8/31/2025 (d) 48,705,000 48,606,068
Total U.S. Treasury Obligations
(cost $239,776,346)
238,251,287
Short-Term Investment 0.4%
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 5.31%,
10/12/2023 4,220,000 4,213,814
Total Short-Term Investment
(cost $4,213,216)
4,213,814
Repurchase Agreements 2.9%
Bank of America NA
5.30%, dated
9/29/2023, due
10/2/2023, repurchase
price $15,456,824,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $15,759,000. (f) 15,450,000 15,450,000
BofA Securities, Inc.
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,000,442, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $1,020,001. (f) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$8,674,732, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$8,844,305. (f) 8,670,887 8,670,887
MetLife, Inc.
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$7,003,098, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $7,143,912. (f) 7,000,000 7,000,000
Pershing LLC
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,889, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$2,040,000. (f) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $34,120,887)
34,120,887
Total Investments
(cost $1,200,994,949) — 101.8%
1,181,737,977
Liabilities in excess of other
assets — (1.8)% (21,396,777)
NET ASSETS — 100.0%
$ 1,160,341,200

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 91
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $420,200,672 which represents 36.21% of net
assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(d) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $98,268,919, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $34,120,887 and by
$68,571,490 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
8/15/2053, a total value of $102,692,377.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$34,120,887.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note (519) 12/2023 USD (56,084,438) 1,055,216
U.S. Treasury 10 Year Ultra Note (133) 12/2023 USD (14,837,812) 361,610
Net contracts 1,416,826
As of September 30, 2023, the Fund had $1,410,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

92 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 93
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Swap Contracts
Credit Default Swap Contracts — The Fund entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 334,473,813 $ – $ 334,473,813
Collateralized Mortgage Obligations   – 14,887,706 3 14,887,709
Commercial Mortgage-Backed Securities – 16,625,213 – 16,625,213
Corporate Bonds – 517,329,796 – 517,329,796
Foreign Government Security – 2,130,436 – 2,130,436
Futures Contracts 1,416,826 – – 1,416,826
Mortgage-Backed Securities – 19,705,022 – 19,705,022
Repurchase Agreements – 34,120,887 – 34,120,887
Short-Term Investment – 4,213,814 – 4,213,814
U.S. Treasury Obligations – 238,251,287 – 238,251,287
Total $ 1,416,826 $ 1,181,737,974 $ 3 $ 1,183,154,803
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (19,259) (19,259)
Transfers into Level 3 19,262 19,262
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ 3 $ 3
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ (19,259) $ (19,259)

94 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2023 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin and cash pledged as collateral are designated on the Statement of Investments, as applicable. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).
As of September 30, 2023, the Fund had no open swap
contracts.
(b) Options
The Fund purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet the
Fund's stated investment strategies as shown in the Fund's Prospectus.
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When the Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-
to-market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining

NVIT Loomis Short Term Bond Fund - September 30, 2023 (Unaudited) - Statement of Investments - 95
until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”)
guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations.
Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
As of September 30, 2023, the Fund had no open option contracts.
(c) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:

96 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Loomis Short Term Bond Fund
Assets: Fair Value
Futures Contracts
Interest rate risk Unrealized appreciation from futures contracts $ 1,416,826
Total $ 1,416,826
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Asset-Backed Securities 0 .4%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust
Series 2013-1, Class A,
4.30%, 8/15/2025 276,626 264,671
Series 2020-1, Class A,
5.88%, 10/15/2027 245,820 243,720
Series 2023-1, Class A,
5.80%, 1/15/2036 103,000 100,126
608,517
Automobiles 0 .2%
Toyota Auto Receivables
Owner Trust, Series 2023-A,
Class A3, 4.63%, 9/15/2027 4,384,000 4,309,058
Credit Card 0 .1%
American Express Credit
Account Master Trust,
Series 2022-2, Class A,
3.39%, 5/15/2027 1,500,000 1,449,933
BA Credit Card Trust, Series
2021-A1, Class A1, 0.44%,
9/15/2026 100,000 97,135
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,482,792
3,029,860
Other 0 .1%
Evergy Metro, Inc., 3.65%,
8/15/2025 500,000 478,852
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029(a) 1,000,000 979,929
1,458,781
Total Asset-Backed Securities
(cost $9,541,458)
9,406,216
Commercial Mortgage-Backed Securities 1 .8%
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,271,307
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 920,400
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,605,176
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,142,234
Citigroup Commercial
Mortgage Trust
Series 2014-GC25, Class
AS, 4.02%, 10/10/2047 1,500,000 1,437,732
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 544,045
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,365,738
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,461,225
Commercial Mortgage Trust
Series 2014-UBS2, Class
A5, 3.96%, 3/10/2047 1,500,000 1,488,615
Series 2014-UBS3, Class
A4, 3.82%, 6/10/2047 1,500,000 1,470,813
Series 2015-DC1, Class A5,
3.35%, 2/10/2048 1,000,000 956,714
Series 2015-PC1, Class A5,
3.90%, 7/10/2050 1,000,000 960,888
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,141,896
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,500,000 2,322,646
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,054,023
Series K115, Class A2,
1.38%, 6/25/2030 960,000 753,220
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,568,241
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 923,881
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,206,551
FNMA ACES REMICS
Series 2018-M14, Class A2,
3.70%, 8/25/2028(a) 1,331,065 1,245,138
Series 2013-M6, Class 1AC,
3.45%, 2/25/2043(a) 110,936 101,133
GS Mortgage Securities Trust,
Series 2015-GC30, Class
A4, 3.38%, 5/10/2050 1,500,000 1,422,777
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2015-C24, Class A4,
3.73%, 5/15/2048 1,000,000 953,982
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,030,121
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,332,407
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,432,273
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,366,445
Total Commercial Mortgage-Backed
Securities
(cost $43,805,518) 38,479,621

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds 25 .1%
Principal
Amount ($) Value ($)
Aerospace & Defense 0 .5%
Boeing Co. (The) ,
4.88%, 5/1/2025 300,000 294,846
2.20%, 2/4/2026(b) 550,000 505,001
2.25%, 6/15/2026(b) 500,000 454,946
5.04%, 5/1/2027(b) 500,000 488,180
3.20%, 3/1/2029(b) 500,000 439,102
2.95%, 2/1/2030(b) 85,000 71,511
5.15%, 5/1/2030(b) 800,000 764,399
3.25%, 2/1/2035 100,000 76,880
5.71%, 5/1/2040 350,000 322,911
3.75%, 2/1/2050 200,000 135,875
5.81%, 5/1/2050 500,000 452,759
5.93%, 5/1/2060 460,000 413,042
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 40,349
2.63%, 11/15/2027(b) 300,000 270,540
3.63%, 4/1/2030 200,000 181,193
2.25%, 6/1/2031(b) 30,000 24,228
2.85%, 6/1/2041 50,000 34,339
4.25%, 4/1/2050 200,000 164,324
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 182,837
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 100,000 99,130
2.90%, 12/15/2029 100,000 85,151
1.80%, 1/15/2031(b) 185,000 141,305
5.40%, 7/31/2033(b) 95,000 91,321
4.85%, 4/27/2035 90,000 81,859
Leidos, Inc. ,
3.63%, 5/15/2025 100,000 96,143
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 121,258
3.90%, 6/15/2032(b) 50,000 44,842
5.25%, 1/15/2033(b) 25,000 24,694
3.60%, 3/1/2035(b) 110,000 92,948
4.07%, 12/15/2042 393,000 321,745
4.70%, 5/15/2046(b) 250,000 219,590
4.09%, 9/15/2052 300,000 235,719
4.15%, 6/15/2053 100,000 78,868
5.70%, 11/15/2054(b) 25,000 24,938
4.30%, 6/15/2062 100,000 78,259
Northrop Grumman Corp. ,
2.93%, 1/15/2025 500,000 482,149
3.25%, 1/15/2028(b) 400,000 366,833
4.70%, 3/15/2033(b) 100,000 93,363
4.75%, 6/1/2043 250,000 214,694
4.03%, 10/15/2047 400,000 306,170
4.95%, 3/15/2053(b) 75,000 65,852
RTX Corp. ,
3.95%, 8/16/2025 200,000 193,507
5.00%, 2/27/2026 75,000 74,087
4.13%, 11/16/2028(b) 600,000 559,473
1.90%, 9/1/2031 50,000 37,838
2.38%, 3/15/2032 185,000 142,842
5.15%, 2/27/2033 125,000 118,371
4.70%, 12/15/2041(b) 50,000 41,857
4.50%, 6/1/2042 700,000 572,639
3.75%, 11/1/2046 100,000 70,811
4.63%, 11/16/2048 400,000 325,933
3.03%, 3/15/2052 195,000 117,298
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
RTX Corp.,
5.38%, 2/27/2053(b) 95,000 85,974
11,024,723
Air Freight & Logistics 0 .1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 87,924
3.90%, 2/1/2035 380,000 316,586
4.55%, 4/1/2046(b) 500,000 395,815
5.25%, 5/15/2050 200,000 176,103
United Parcel Service, Inc. ,
3.05%, 11/15/2027 100,000 92,169
4.88%, 3/3/2033(b) 60,000 57,801
6.20%, 1/15/2038(b) 295,000 315,114
3.40%, 9/1/2049(b) 320,000 228,216
5.30%, 4/1/2050 150,000 142,859
5.05%, 3/3/2053(b) 60,000 54,999
1,867,586
Automobile Components 0 .0%
†
Aptiv plc ,
3.25%, 3/1/2032(b) 110,000 90,182
5.40%, 3/15/2049(b) 50,000 41,206
3.10%, 12/1/2051 50,000 28,583
4.15%, 5/1/2052 100,000 69,566
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 49,105
Lear Corp. ,
2.60%, 1/15/2032 50,000 37,751
5.25%, 5/15/2049 150,000 121,260
Magna International, Inc. ,
5.50%, 3/21/2033 20,000 19,543
457,196
Automobiles 0 .1%
General Motors Co. ,
6.13%, 10/1/2025 400,000 399,654
4.20%, 10/1/2027(b) 250,000 233,058
6.80%, 10/1/2027 100,000 102,051
5.40%, 10/15/2029(b) 60,000 57,189
5.60%, 10/15/2032(b) 90,000 84,029
5.15%, 4/1/2038 250,000 208,797
6.25%, 10/2/2043(b) 300,000 268,783
5.20%, 4/1/2045 250,000 194,379
5.40%, 4/1/2048(b) 200,000 157,971
Honda Motor Co. Ltd. ,
2.97%, 3/10/2032(b) 100,000 84,178
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 296,094
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 24,865
5.12%, 7/13/2033(b) 25,000 24,390
2,135,438
Banks 4 .7%
Banco Santander SA ,
2.75%, 5/28/2025 200,000 188,355
5.18%, 11/19/2025 200,000 194,547
5.29%, 8/18/2027(b) 400,000 386,750

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 174,881
3.80%, 2/23/2028 600,000 540,733
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(c) 200,000 184,675
5.59%, 8/8/2028 200,000 195,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(c) 200,000 151,364
6.92%, 8/8/2033(b) 200,000 191,097
Bank of America Corp. ,
Series L, 3.95%,
4/21/2025(b) 310,000 299,339
3.88%, 8/1/2025(b) 250,000 242,170
(SOFR + 0.65%), 1.53%,
12/6/2025(c) 400,000 377,694
(CME Term SOFR 3
Month + 0.90%), 2.02%,
2/13/2026(c) 300,000 282,280
4.45%, 3/3/2026 125,000 120,391
(SOFR + 1.33%), 3.38%,
4/2/2026(b)(c) 400,000 382,838
3.50%, 4/19/2026 290,000 273,792
(SOFR + 1.15%), 1.32%,
6/19/2026(c) 500,000 458,537
(SOFR + 1.75%), 4.83%,
7/22/2026(c) 235,000 229,099
4.25%, 10/22/2026 435,000 413,233
(SOFR + 1.01%), 1.20%,
10/24/2026(b)(c) 200,000 180,858
(SOFR + 1.29%), 5.08%,
1/20/2027(b)(c) 220,000 215,040
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(c) 100,000 93,818
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 753,235
(SOFR + 1.34%), 5.93%,
9/15/2027(c) 125,000 124,071
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 500,000 464,320
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 249,669
(SOFR + 1.58%), 4.38%,
4/27/2028(c) 260,000 245,506
(SOFR + 2.04%), 4.95%,
7/22/2028(b)(c) 250,000 240,216
(SOFR + 1.99%), 6.20%,
11/10/2028(b)(c) 70,000 70,316
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(b)(c) 1,000,000 897,049
(SOFR + 1.63%), 5.20%,
4/25/2029(c) 215,000 207,110
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 83,713
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(b)(c) 600,000 552,987
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(c) 125,000 123,466
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(c) 200,000 166,627
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(c) 200,000 160,288
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(c) 600,000 482,155
(SOFR + 1.37%), 1.92%,
10/24/2031(b)(c) 400,000 301,774
(SOFR + 1.32%), 2.69%,
4/22/2032(c) 630,000 495,143
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 75,773
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 215,150
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 275,994
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 257,472
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 265,000 243,812
(SOFR + 1.91%), 5.29%,
4/25/2034(b)(c) 680,000 632,747
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 125,000 121,648
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(b)(c) 300,000 218,303
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 750,000 616,774
7.75%, 5/14/2038 200,000 223,844
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(c) 300,000 237,921
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 192,113
5.88%, 2/7/2042 250,000 245,088
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 208,815
5.00%, 1/21/2044 350,000 307,973
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(b)(c) 300,000 239,522
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(c) 300,000 232,485
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(b)(c) 600,000 443,724

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 35,267
(SOFR + 1.56%), 2.97%,
7/21/2052(c) 50,000 30,167
Bank of America NA ,
5.65%, 8/18/2025 250,000 249,348
5.53%, 8/18/2026 250,000 248,787
Bank of Montreal ,
1.85%, 5/1/2025 500,000 469,250
5.92%, 9/25/2025 50,000 49,890
5.30%, 6/5/2026 40,000 39,461
1.25%, 9/15/2026(b) 300,000 263,698
2.65%, 3/8/2027 100,000 89,964
5.20%, 2/1/2028(b) 150,000 146,413
5.72%, 9/25/2028 100,000 98,937
Bank of Nova Scotia (The) ,
5.25%, 12/6/2024(b) 20,000 19,816
1.45%, 1/10/2025 50,000 47,247
3.45%, 4/11/2025(b) 90,000 86,655
5.45%, 6/12/2025 40,000 39,616
4.75%, 2/2/2026 60,000 58,568
1.05%, 3/2/2026(b) 250,000 223,129
1.35%, 6/24/2026 300,000 266,486
1.30%, 9/15/2026(b) 200,000 176,045
1.95%, 2/2/2027 50,000 44,257
5.25%, 6/12/2028(b) 40,000 38,949
4.85%, 2/1/2030(b) 60,000 56,502
2.15%, 8/1/2031 300,000 229,735
2.45%, 2/2/2032 50,000 38,747
Barclays plc ,
5.20%, 5/12/2026 500,000 481,695
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
5.30%, 8/9/2026(c) 200,000 195,874
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.05%),
7.33%, 11/2/2026(c) 200,000 203,038
(SOFR + 2.21%), 5.83%,
5/9/2027(c) 200,000 196,416
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 352,426
4.34%, 1/10/2028 200,000 185,434
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(c) 200,000 192,175
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(c) 200,000 205,192
(ICE LIBOR USD 3
Month + 1.90%), 4.97%,
5/16/2029(c) 400,000 373,673
(ICE LIBOR USD 3
Month + 3.05%), 5.09%,
6/20/2030(c) 200,000 178,738
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 200,000 205,376
(SOFR + 2.98%), 6.22%,
5/9/2034(c) 400,000 378,916
5.25%, 8/17/2045 205,000 171,987
4.95%, 1/10/2047 200,000 160,988
Canadian Imperial Bank of
Commerce ,
1.00%, 10/18/2024(b) 200,000 189,935
5.14%, 4/28/2025(b) 60,000 59,218
3.95%, 8/4/2025 60,000 57,927
1.25%, 6/22/2026(b) 200,000 177,199
5.62%, 7/17/2026 25,000 24,880
5.93%, 10/2/2026 50,000 49,988
5.00%, 4/28/2028 60,000 57,604
5.99%, 10/3/2028 50,000 49,888
6.09%, 10/3/2033 50,000 49,668
Citibank NA ,
5.86%, 9/29/2025(b) 250,000 250,244
5.80%, 9/29/2028(b) 250,000 250,036
Citigroup, Inc. ,
3.30%, 4/27/2025(b) 560,000 538,028
(SOFR + 0.69%), 2.01%,
1/25/2026(c) 145,000 136,924
4.60%, 3/9/2026(b) 350,000 337,894
(SOFR + 1.53%), 3.29%,
3/17/2026(c) 90,000 86,128
(SOFR + 2.84%), 3.11%,
4/8/2026(b)(c) 400,000 381,726
3.40%, 5/1/2026(b) 500,000 469,625
(SOFR + 1.55%), 5.61%,
9/29/2026(c) 230,000 227,661
3.20%, 10/21/2026(b) 500,000 461,614
(SOFR + 0.77%), 1.46%,
6/9/2027(b)(c) 285,000 251,921
4.45%, 9/29/2027 500,000 469,424
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(c) 500,000 466,094
(SOFR + 1.28%), 3.07%,
2/24/2028(b)(c) 400,000 362,840
(SOFR + 1.89%), 4.66%,
5/24/2028(b)(c) 70,000 66,907
(CME Term SOFR 3
Month + 1.41%), 3.52%,
10/27/2028(b)(c) 700,000 633,260
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(b)(c) 500,000 449,042
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 167,452
(SOFR + 1.15%), 2.67%,
1/29/2031(b)(c) 100,000 81,101
(SOFR + 3.91%), 4.41%,
3/31/2031(c) 300,000 269,870
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 239,222

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 189,654
6.63%, 6/15/2032(b) 333,000 336,201
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 355,742
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 75,081
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 335,000 304,819
(SOFR + 2.34%), 6.27%,
11/17/2033(b)(c) 200,000 199,409
(SOFR + 2.66%), 6.17%,
5/25/2034(c) 445,000 425,252
8.13%, 7/15/2039(b) 350,000 411,528
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(c) 300,000 270,916
6.68%, 9/13/2043 150,000 149,153
4.65%, 7/23/2048(b) 200,000 161,881
Citizens Financial Group, Inc. ,
2.50%, 2/6/2030 170,000 131,996
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 33,504
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 208,805
Cooperatieve Rabobank UA ,
1.38%, 1/10/2025(b) 250,000 236,531
3.38%, 5/21/2025(b) 250,000 240,797
5.25%, 5/24/2041(b) 175,000 167,429
5.25%, 8/4/2045(b) 250,000 214,630
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(c) 40,000 36,810
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(b)(c) 60,000 59,470
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(b)(c) 60,000 54,468
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 33,828
Fifth Third Bank NA ,
3.95%, 7/28/2025 200,000 192,337
3.85%, 3/15/2026(b) 300,000 277,488
2.25%, 2/1/2027 295,000 258,520
HSBC Holdings plc ,
(SOFR + 1.43%), 3.00%,
3/10/2026(c) 200,000 190,592
(SOFR + 1.54%), 1.65%,
4/18/2026(c) 1,200,000 1,115,303
3.90%, 5/25/2026 700,000 662,312
(SOFR + 3.03%), 7.34%,
11/3/2026(c) 300,000 306,232
(SOFR + 1.57%), 5.89%,
8/14/2027(c) 400,000 395,120
(SOFR + 1.10%), 2.25%,
11/22/2027(c) 200,000 176,545
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc,
(SOFR + 2.11%), 4.76%,
6/9/2028(b)(c) 200,000 189,228
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 215,000 222,427
(SOFR + 1.29%), 2.21%,
8/17/2029(b)(c) 200,000 164,846
4.95%, 3/31/2030 200,000 186,890
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(c) 600,000 527,651
(SOFR + 1.95%), 2.36%,
8/18/2031(c) 300,000 230,431
(SOFR + 1.19%), 2.80%,
5/24/2032(b)(c) 220,000 170,401
(SOFR + 2.53%), 4.76%,
3/29/2033(c) 200,000 170,327
(SOFR + 2.87%), 5.40%,
8/11/2033(c) 300,000 276,454
(SOFR + 4.25%), 8.11%,
11/3/2033(c) 300,000 315,490
(SOFR + 2.39%), 6.25%,
3/9/2034(c) 200,000 195,470
6.50%, 5/2/2036(b) 400,000 378,830
6.50%, 9/15/2037 400,000 375,497
6.80%, 6/1/2038 200,000 193,151
(SOFR + 2.65%), 6.33%,
3/9/2044(c) 200,000 192,040
5.25%, 3/14/2044(b) 250,000 208,242
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 27,710
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 176,054
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 233,799
ING Groep NV ,
3.95%, 3/29/2027 300,000 281,123
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(c) 400,000 371,350
4.55%, 10/2/2028 200,000 187,809
JPMorgan Chase & Co. ,
3.13%, 1/23/2025 500,000 482,663
(SOFR + 1.16%), 2.30%,
10/15/2025(b)(c) 250,000 239,788
(SOFR + 0.61%), 1.56%,
12/10/2025(b)(c) 200,000 189,016
(SOFR + 1.07%), 5.55%,
12/15/2025(b)(c) 300,000 297,908
(SOFR + 0.92%), 2.60%,
2/24/2026(c) 90,000 85,683
(CME Term SOFR 3
Month + 1.59%), 2.01%,
3/13/2026(b)(c) 300,000 282,502
3.30%, 4/1/2026 500,000 472,073

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.32%), 4.08%,
4/26/2026(b)(c) 355,000 344,515
2.95%, 10/1/2026(b) 1,000,000 925,907
8.00%, 4/29/2027(b) 290,000 312,897
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 175,217
4.25%, 10/1/2027(b) 500,000 474,440
(SOFR + 1.17%), 2.95%,
2/24/2028(b)(c) 85,000 77,108
(SOFR + 1.56%), 4.32%,
4/26/2028(b)(c) 360,000 341,569
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(b)(c) 500,000 459,747
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 180,000 173,514
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(c) 600,000 552,944
(SOFR + 1.02%), 2.07%,
6/1/2029(c) 500,000 421,304
(SOFR + 1.45%), 5.30%,
7/24/2029(c) 235,000 228,651
(SOFR + 1.75%), 4.57%,
6/14/2030(b)(c) 200,000 186,567
(SOFR + 2.04%), 2.52%,
4/22/2031(b)(c) 400,000 324,232
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(c) 75,000 59,162
(SOFR + 1.18%), 2.55%,
11/8/2032(c) 510,000 394,686
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 103,497
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 31,551
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 790,000 726,839
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(c) 270,000 259,546
(SOFR + 1.85%), 5.35%,
6/1/2034(b)(c) 225,000 213,362
5.60%, 7/15/2041 400,000 380,606
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(c) 300,000 188,433
5.40%, 1/6/2042(b) 500,000 467,269
4.85%, 2/1/2044 500,000 435,507
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(c) 750,000 583,481
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 250,000 182,406
(SOFR + 2.44%), 3.11%,
4/22/2051(c) 600,000 372,528
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 129,975
KeyBank NA ,
5.85%, 11/15/2027 250,000 237,751
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyBank NA,
6.95%, 2/1/2028 225,000 217,857
KeyCorp ,
2.25%, 4/6/2027 50,000 42,463
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(c) 105,000 87,523
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 472,337
4.38%, 2/15/2033 200,000 184,244
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 850,000 768,712
2.88%, 4/3/2028(b) 1,000,000 923,507
3.88%, 6/15/2028 1,200,000 1,155,729
0.00%, 6/29/2037(d) 750,000 381,872
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 916,020
Lloyds Banking Group plc ,
4.50%, 11/4/2024(b) 205,000 200,380
4.58%, 12/10/2025 350,000 334,717
4.65%, 3/24/2026 200,000 191,499
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(c) 200,000 198,199
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(b)(c) 200,000 183,662
(ICE LIBOR USD 3
Month + 1.21%), 3.57%,
11/7/2028(c) 500,000 446,615
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(b)(c) 300,000 293,338
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 206,866
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 182,864
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 36,843
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028 250,000 230,888
Mitsubishi UFJ Financial
Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.45%),
0.96%, 10/11/2025(b)(c) 200,000 189,115

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mitsubishi UFJ Financial
Group, Inc.,
3.85%, 3/1/2026 750,000 716,622
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 177,146
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(b)(c) 200,000 176,338
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(b)(c) 200,000 177,912
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 290,258
3.74%, 3/7/2029(b) 600,000 545,501
3.20%, 7/18/2029 500,000 434,296
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 300,000 229,874
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 157,194
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 280,857
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(c) 200,000 176,843
3.17%, 9/11/2027(b) 250,000 226,316
4.02%, 3/5/2028(b) 300,000 278,646
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(c) 200,000 197,222
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(b)(c) 400,000 309,324
2.56%, 9/13/2031 200,000 151,365
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(c) 200,000 190,914
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 750,000 692,822
NatWest Group plc ,
4.80%, 4/5/2026 300,000 289,768
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.85%),
7.47%, 11/10/2026(c) 300,000 306,033
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
NatWest Group plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 176,626
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 178,393
(ICE LIBOR USD 3
Month + 1.75%), 4.89%,
5/18/2029(b)(c) 400,000 374,119
(ICE LIBOR USD 3
Month + 1.91%), 5.08%,
1/27/2030(c) 500,000 465,939
Oesterreichische Kontrollbank
AG ,
1.50%, 2/12/2025 1,000,000 947,791
PNC Bank NA ,
2.95%, 2/23/2025 500,000 478,447
3.88%, 4/10/2025 500,000 482,232
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.32%), 5.81%,
6/12/2026(c) 62,000 61,505
1.15%, 8/13/2026(b) 100,000 88,162
(SOFR + 1.09%), 4.76%,
1/26/2027(b)(c) 140,000 136,092
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 130,489
(SOFR + 1.84%), 5.58%,
6/12/2029(b)(c) 362,000 351,181
2.55%, 1/22/2030(b) 500,000 405,746
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 154,478
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(c) 300,000 291,142
(SOFR + 1.93%), 5.07%,
1/24/2034(b)(c) 125,000 113,356
(SOFR + 1.95%), 5.94%,
8/18/2034(c) 100,000 96,082
Regions Financial Corp. ,
2.25%, 5/18/2025 400,000 373,140
1.80%, 8/12/2028(b) 200,000 162,292
Royal Bank of Canada ,
0.75%, 10/7/2024(b) 300,000 284,604
5.66%, 10/25/2024 40,000 39,858
2.25%, 11/1/2024 500,000 480,648
3.38%, 4/14/2025(b) 40,000 38,592
4.95%, 4/25/2025 80,000 78,841
4.88%, 1/12/2026 100,000 98,140
1.20%, 4/27/2026 100,000 89,186
1.15%, 7/14/2026(b) 200,000 176,727
5.20%, 7/20/2026(b) 75,000 74,182
1.40%, 11/2/2026(b) 300,000 263,780
2.05%, 1/21/2027 200,000 179,054
3.63%, 5/4/2027(b) 40,000 37,314
4.24%, 8/3/2027(b) 90,000 85,519
6.00%, 11/1/2027 40,000 40,289

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
4.90%, 1/12/2028(b) 100,000 97,129
5.20%, 8/1/2028(b) 75,000 72,998
2.30%, 11/3/2031(b) 200,000 155,129
3.88%, 5/4/2032(b) 40,000 34,866
5.00%, 2/1/2033(b) 100,000 93,176
5.00%, 5/2/2033(b) 80,000 74,326
Santander Holdings USA, Inc. ,
(SOFR + 2.33%), 5.81%,
9/9/2026(c) 40,000 39,341
3.24%, 10/5/2026 300,000 271,760
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 108,535
(SOFR + 2.36%), 6.50%,
3/9/2029(b)(c) 60,000 58,515
(SOFR + 2.70%), 6.57%,
6/12/2029(c) 24,000 23,412
Santander UK Group Holdings
plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.25%),
1.53%, 8/21/2026(c) 500,000 453,226
(SOFR + 2.75%), 6.83%,
11/21/2026(c) 300,000 301,680
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 200,000 174,061
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 200,000 198,149
Sumitomo Mitsui Financial
Group, Inc. ,
3.78%, 3/9/2026 450,000 428,437
2.63%, 7/14/2026(b) 400,000 367,177
1.40%, 9/17/2026(b) 200,000 175,885
3.36%, 7/12/2027 300,000 274,910
3.35%, 10/18/2027 500,000 454,724
5.72%, 9/14/2028 200,000 197,388
1.90%, 9/17/2028 200,000 165,062
3.04%, 7/16/2029 400,000 341,698
3.20%, 9/17/2029(b) 500,000 430,181
5.81%, 9/14/2033 200,000 194,321
2.93%, 9/17/2041(b) 300,000 195,632
Synovus Bank ,
5.63%, 2/15/2028 250,000 226,518
Toronto-Dominion Bank (The) ,
1.25%, 12/13/2024(b) 200,000 189,338
1.45%, 1/10/2025 100,000 94,668
3.77%, 6/6/2025 100,000 96,719
0.75%, 1/6/2026(b) 200,000 178,449
1.20%, 6/3/2026(b) 200,000 177,346
5.53%, 7/17/2026(b) 75,000 74,453
1.25%, 9/10/2026(b) 100,000 88,064
1.95%, 1/12/2027 100,000 89,069
2.80%, 3/10/2027 100,000 90,901
4.11%, 6/8/2027(b) 100,000 94,389
4.69%, 9/15/2027 90,000 86,554
5.52%, 7/17/2028(b) 75,000 74,028
2.00%, 9/10/2031(b) 100,000 76,099
2.45%, 1/12/2032 100,000 77,489
3.20%, 3/10/2032(b) 100,000 81,854
4.46%, 6/8/2032(b) 355,000 318,351
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Bank ,
2.15%, 12/6/2024(b) 400,000 381,566
3.63%, 9/16/2025(b) 250,000 236,152
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.15%),
2.64%, 9/17/2029(b)(c) 250,000 232,097
2.25%, 3/11/2030(b) 300,000 229,639
Truist Financial Corp. ,
2.85%, 10/26/2024(b) 250,000 241,296
4.00%, 5/1/2025 500,000 482,729
(SOFR + 1.46%), 4.26%,
7/28/2026(b)(c) 90,000 86,644
(SOFR + 1.63%), 5.90%,
10/28/2026(c) 100,000 98,896
(SOFR + 2.05%), 6.05%,
6/8/2027(c) 55,000 54,402
1.13%, 8/3/2027(b) 300,000 250,539
(SOFR + 1.37%), 4.12%,
6/6/2028(b)(c) 65,000 60,323
(SOFR + 1.44%), 4.87%,
1/26/2029(c) 80,000 75,097
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 246,360
(SOFR + 2.24%), 4.92%,
7/28/2033(c) 90,000 76,348
(SOFR + 2.30%), 6.12%,
10/28/2033(c) 100,000 96,156
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 26,818
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 45,000 42,355
US Bancorp ,
(SOFR + 1.43%), 5.73%,
10/21/2026(b)(c) 300,000 297,504
Series X, 3.15%, 4/27/2027 300,000 274,103
(SOFR + 0.73%), 2.22%,
1/27/2028(b)(c) 100,000 88,220
3.90%, 4/26/2028(b) 500,000 460,436
(SOFR + 1.66%), 4.55%,
7/22/2028(b)(c) 105,000 98,627
(SOFR + 1.23%), 4.65%,
2/1/2029(c) 100,000 93,584
(SOFR + 2.02%), 5.78%,
6/12/2029(b)(c) 40,000 38,935
(SOFR + 1.02%), 2.68%,
1/27/2033(c) 100,000 75,273
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 100,094
(SOFR + 2.09%), 5.85%,
10/21/2033(b)(c) 200,000 189,324
(SOFR + 1.60%), 4.84%,
2/1/2034(c) 100,000 88,046
(SOFR + 2.26%), 5.84%,
6/12/2034(c) 300,000 282,945
US Bank NA ,
2.80%, 1/27/2025(b) 1,000,000 958,476
Wells Fargo & Co. ,
3.00%, 2/19/2025(b) 825,000 792,590
3.00%, 4/22/2026(b) 500,000 465,746

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co.,
(SOFR + 1.32%), 3.91%,
4/25/2026(c) 800,000 770,842
(SOFR + 2.00%), 2.19%,
4/30/2026(b)(c) 400,000 375,573
(SOFR + 1.56%), 4.54%,
8/15/2026(c) 70,000 67,988
3.00%, 10/23/2026(b) 700,000 642,875
4.30%, 7/22/2027(b) 200,000 188,468
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 183,675
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 701,575
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 119,284
(SOFR + 1.74%), 5.57%,
7/25/2029(c) 210,000 204,874
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(b)(c) 500,000 416,228
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(c) 300,000 242,495
(SOFR + 1.50%), 3.35%,
3/2/2033(c) 200,000 161,669
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 158,375
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 1,040,000 972,304
(SOFR + 1.99%), 5.56%,
7/25/2034(b)(c) 265,000 250,924
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 403,112
5.38%, 11/2/2043 250,000 216,749
5.61%, 1/15/2044 188,000 166,711
4.65%, 11/4/2044 300,000 233,270
4.90%, 11/17/2045 300,000 240,630
4.40%, 6/14/2046 350,000 259,021
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 500,000 420,116
(SOFR + 2.13%), 4.61%,
4/25/2053(c) 300,000 234,881
Wells Fargo Bank NA ,
5.55%, 8/1/2025 250,000 249,177
5.45%, 8/7/2026(b) 500,000 496,653
Westpac Banking Corp. ,
1.15%, 6/3/2026(b) 200,000 178,931
5.46%, 11/18/2027(b) 200,000 200,153
3.40%, 1/25/2028 300,000 278,108
1.95%, 11/20/2028 200,000 169,234
2.65%, 1/16/2030(b) 120,000 102,579
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.35%),
2.89%, 2/4/2030(c) 300,000 282,800
2.15%, 6/3/2031(b) 300,000 238,361
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(b)(c) 300,000 277,872
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Westpac Banking Corp.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(c) 500,000 431,802
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 62,889
3.13%, 11/18/2041 65,000 39,945
101,830,458
Beverages 0 .5%
Anheuser-Busch Cos. LLC ,
3.65%, 2/1/2026 250,000 240,090
4.70%, 2/1/2036 510,000 467,433
4.90%, 2/1/2046(b) 770,000 671,089
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 128,419
4.90%, 2/1/2046(b) 300,000 261,463
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028(b) 250,000 236,572
4.75%, 1/23/2029 900,000 872,608
3.50%, 6/1/2030 400,000 355,883
4.60%, 4/15/2048 363,000 306,810
4.44%, 10/6/2048 581,000 478,406
5.55%, 1/23/2049(b) 650,000 622,565
5.80%, 1/23/2059(b) 150,000 146,737
Brown-Forman Corp. ,
4.75%, 4/15/2033 40,000 38,019
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 464,053
3.45%, 3/25/2030 200,000 181,028
2.00%, 3/5/2031(b) 95,000 76,466
2.25%, 1/5/2032(b) 300,000 243,292
2.88%, 5/5/2041 300,000 213,372
2.60%, 6/1/2050 400,000 244,569
3.00%, 3/5/2051(b) 135,000 90,605
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 127,496
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 464,075
2.88%, 5/1/2030 100,000 83,926
2.25%, 8/1/2031 405,000 315,492
4.90%, 5/1/2033 60,000 55,687
Diageo Capital plc ,
2.38%, 10/24/2029 210,000 177,849
Diageo Investment Corp. ,
7.45%, 4/15/2035(b) 250,000 286,401
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050 300,000 218,532
Keurig Dr Pepper, Inc. ,
3.95%, 4/15/2029 50,000 46,184
4.05%, 4/15/2032(b) 50,000 44,201
4.50%, 4/15/2052(b) 250,000 197,314
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 176,578
5.00%, 5/1/2042 250,000 215,636
4.20%, 7/15/2046 300,000 225,616

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc. ,
2.25%, 3/19/2025(b) 300,000 286,593
4.55%, 2/13/2026(b) 60,000 59,360
3.00%, 10/15/2027(b) 300,000 278,542
3.60%, 2/18/2028 25,000 23,655
4.45%, 5/15/2028 60,000 58,905
2.75%, 3/19/2030 700,000 606,336
1.63%, 5/1/2030(b) 130,000 104,435
1.40%, 2/25/2031 200,000 153,636
1.95%, 10/21/2031 100,000 78,774
3.90%, 7/18/2032(b) 35,000 31,892
4.45%, 2/15/2033(b) 60,000 57,492
2.63%, 10/21/2041 50,000 34,011
4.45%, 4/14/2046 300,000 259,738
3.63%, 3/19/2050 200,000 150,171
2.75%, 10/21/2051 50,000 31,265
4.20%, 7/18/2052 25,000 20,655
4.65%, 2/15/2053 60,000 53,272
11,263,198
Biotechnology 0 .5%
AbbVie, Inc. ,
2.60%, 11/21/2024 400,000 385,624
3.80%, 3/15/2025(b) 250,000 243,013
3.60%, 5/14/2025(b) 500,000 483,226
3.20%, 5/14/2026(b) 120,000 113,350
2.95%, 11/21/2026 800,000 742,409
3.20%, 11/21/2029 550,000 485,347
4.55%, 3/15/2035(b) 195,000 177,369
4.50%, 5/14/2035 500,000 451,767
4.05%, 11/21/2039 380,000 310,886
4.40%, 11/6/2042 375,000 311,798
4.75%, 3/15/2045 168,000 144,204
4.88%, 11/14/2048 300,000 262,166
4.25%, 11/21/2049 675,000 534,372
Amgen, Inc. ,
5.25%, 3/2/2025 290,000 287,829
5.15%, 3/2/2028(b) 290,000 285,214
1.65%, 8/15/2028 200,000 168,377
4.05%, 8/18/2029(b) 120,000 111,385
5.25%, 3/2/2030 300,000 293,096
2.00%, 1/15/2032 200,000 151,778
3.35%, 2/22/2032(b) 55,000 46,457
4.20%, 3/1/2033 120,000 106,689
5.25%, 3/2/2033 315,000 301,127
2.80%, 8/15/2041 200,000 129,737
5.60%, 3/2/2043 290,000 269,608
4.40%, 5/1/2045 400,000 316,943
4.56%, 6/15/2048 274,000 220,417
3.38%, 2/21/2050 400,000 261,849
4.66%, 6/15/2051 318,000 257,276
3.00%, 1/15/2052(b) 200,000 120,820
4.20%, 2/22/2052 25,000 18,724
4.88%, 3/1/2053(b) 55,000 45,743
5.65%, 3/2/2053 405,000 379,049
4.40%, 2/22/2062 165,000 122,241
5.75%, 3/2/2063 180,000 166,046
Baxalta, Inc. ,
4.00%, 6/23/2025 60,000 58,186
Biogen, Inc. ,
2.25%, 5/1/2030 200,000 159,745
3.15%, 5/1/2050 230,000 140,484
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Biogen, Inc.,
3.25%, 2/15/2051 130,000 80,717
Gilead Sciences, Inc. ,
3.65%, 3/1/2026 145,000 138,807
1.20%, 10/1/2027 60,000 51,030
1.65%, 10/1/2030(b) 115,000 89,793
5.25%, 10/15/2033(b) 50,000 48,770
5.65%, 12/1/2041 200,000 194,182
4.50%, 2/1/2045 500,000 416,519
4.75%, 3/1/2046 200,000 171,258
4.15%, 3/1/2047 400,000 316,012
2.80%, 10/1/2050 95,000 57,380
5.55%, 10/15/2053 45,000 43,265
Regeneron Pharmaceuticals,
Inc. ,
2.80%, 9/15/2050 65,000 37,517
10,709,601
Broadline Retail 0 .3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 459,705
4.00%, 12/6/2037(b) 200,000 153,876
4.20%, 12/6/2047(b) 500,000 349,480
Amazon.com, Inc. ,
4.70%, 11/29/2024 130,000 128,792
1.00%, 5/12/2026(b) 250,000 224,772
3.30%, 4/13/2027(b) 195,000 183,476
3.15%, 8/22/2027(b) 250,000 232,540
4.55%, 12/1/2027(b) 400,000 391,723
1.65%, 5/12/2028 200,000 172,117
3.45%, 4/13/2029(b) 180,000 166,210
4.65%, 12/1/2029 130,000 126,801
1.50%, 6/3/2030(b) 200,000 158,335
2.10%, 5/12/2031(b) 300,000 240,501
3.60%, 4/13/2032 270,000 239,422
4.70%, 12/1/2032 130,000 124,120
4.80%, 12/5/2034(b) 100,000 96,222
3.88%, 8/22/2037(b) 200,000 170,728
2.88%, 5/12/2041(b) 200,000 141,318
4.05%, 8/22/2047 400,000 321,436
2.50%, 6/3/2050 250,000 146,464
3.10%, 5/12/2051 300,000 197,975
3.95%, 4/13/2052 190,000 146,860
4.25%, 8/22/2057 250,000 200,130
2.70%, 6/3/2060 100,000 56,583
3.25%, 5/12/2061 200,000 128,218
eBay, Inc. ,
1.40%, 5/10/2026 40,000 35,819
3.60%, 6/5/2027 500,000 464,881
2.60%, 5/10/2031 75,000 60,109
3.65%, 5/10/2051 100,000 66,228
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 171,920
5,756,761
Building Products 0 .1%
Allegion plc ,
3.50%, 10/1/2029 250,000 219,104
Carlisle Cos., Inc. ,
2.20%, 3/1/2032 100,000 75,750
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 27,917

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Carrier Global Corp.,
2.72%, 2/15/2030 50,000 41,669
3.38%, 4/5/2040 300,000 214,574
3.58%, 4/5/2050 350,000 236,192
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029(b) 50,000 43,344
4.00%, 3/25/2032(b) 100,000 85,248
5.88%, 6/1/2033(b) 32,000 30,819
4.50%, 3/25/2052 30,000 22,098
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 175,330
1.75%, 9/15/2030(b) 100,000 77,804
2.00%, 9/16/2031 100,000 76,554
4.90%, 12/1/2032 65,000 62,114
4.63%, 7/2/2044(b)(e) 100,000 81,231
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 191,584
3.13%, 2/15/2051 60,000 34,843
Owens Corning ,
4.30%, 7/15/2047 200,000 151,115
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049 250,000 199,894
2,047,184
Capital Markets 1 .7%
Ameriprise Financial, Inc. ,
4.50%, 5/13/2032(b) 50,000 45,846
5.15%, 5/15/2033 45,000 42,505
Ares Capital Corp. ,
2.88%, 6/15/2027 100,000 87,247
2.88%, 6/15/2028 250,000 209,098
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 43,120
Bank of New York Mellon
Corp. (The) ,
2.10%, 10/24/2024 250,000 240,208
Series J, 0.85%, 10/25/2024 100,000 94,864
Series G, 3.00%, 2/24/2025 205,000 197,183
(SOFR + 1.35%), 4.41%,
7/24/2026(c) 25,000 24,292
1.05%, 10/15/2026(b) 100,000 87,439
2.05%, 1/26/2027(b) 200,000 178,721
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 80,000 78,087
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 37,710
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(b)(c) 25,000 24,951
Series J, 1.90%, 1/25/2029 200,000 166,476
(SOFR + 1.17%), 4.54%,
2/1/2029(c) 100,000 95,298
3.85%, 4/26/2029(b) 90,000 83,489
1.80%, 7/28/2031 100,000 75,882
2.50%, 1/26/2032(b) 100,000 78,564
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 35,371
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 176,939
(SOFR + 1.51%), 4.71%,
2/1/2034(c) 100,000 90,281
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(c) 80,000 73,767
Blackstone Private Credit
Fund ,
4.70%, 3/24/2025 100,000 97,011
7.05%, 9/29/2025 50,000 50,077
3.25%, 3/15/2027(b) 200,000 173,727
4.00%, 1/15/2029(b) 200,000 170,014
Blackstone Secured Lending
Fund ,
2.85%, 9/30/2028 200,000 163,682
Blue Owl Capital Corp. ,
2.88%, 6/11/2028(b) 230,000 189,123
Blue Owl Capital Corp. III ,
3.13%, 4/13/2027 50,000 42,696
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 37,530
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 121,489
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 38,357
3.90%, 1/25/2028(b) 40,000 36,842
4.85%, 3/29/2029(b) 300,000 283,952
3.50%, 3/30/2051 35,000 21,769
3.63%, 2/15/2052 15,000 9,313
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030(b) 300,000 229,771
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026(b) 170,000 150,694
1.15%, 5/13/2026 400,000 354,294
2.45%, 3/3/2027 40,000 35,630
(SOFR + 2.21%), 5.64%,
5/19/2029(b)(c) 300,000 293,827
1.65%, 3/11/2031 200,000 148,003
2.30%, 5/13/2031 300,000 232,029
1.95%, 12/1/2031 100,000 73,487
2.90%, 3/3/2032(b) 100,000 78,987
CI Financial Corp. ,
4.10%, 6/15/2051 50,000 28,940
CME Group, Inc. ,
3.00%, 3/15/2025(b) 500,000 481,714
2.65%, 3/15/2032(b) 50,000 40,741
Credit Suisse AG ,
7.95%, 1/9/2025 250,000 254,421
2.95%, 4/9/2025(b) 400,000 380,078
5.00%, 7/9/2027 250,000 240,144
7.50%, 2/15/2028 500,000 523,013
Credit Suisse USA, Inc. ,
7.13%, 7/15/2032 55,000 58,690
Deutsche Bank AG ,
(SOFR + 2.58%), 3.96%,
11/26/2025(c) 200,000 193,161
(SOFR + 1.87%), 2.13%,
11/24/2026(b)(c) 155,000 140,174

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Deutsche Bank AG,
(SOFR + 1.22%), 2.31%,
11/16/2027(b)(c) 170,000 148,033
(SOFR + 1.32%), 2.55%,
1/7/2028(c) 200,000 174,532
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 300,000 298,217
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 282,172
(SOFR + 1.72%), 3.04%,
5/28/2032(c) 150,000 114,786
(SOFR + 3.65%), 7.08%,
2/10/2034(b)(c) 200,000 180,748
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027(b) 30,000 27,356
3.45%, 3/1/2032 25,000 20,718
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 85,634
3.25%, 7/15/2027(b) 50,000 43,053
3.13%, 10/12/2028 150,000 122,061
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025(b) 670,000 645,124
3.75%, 5/22/2025(b) 500,000 481,902
4.25%, 10/21/2025 500,000 481,832
(SOFR + 1.08%), 5.80%,
8/10/2026(c) 300,000 297,706
3.85%, 1/26/2027 800,000 750,324
(SOFR + 0.80%), 1.43%,
3/9/2027(b)(c) 250,000 222,572
(SOFR + 1.51%), 4.39%,
6/15/2027(c) 65,000 62,547
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 437,797
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 211,909
(SOFR + 1.11%), 2.64%,
2/24/2028(b)(c) 95,000 84,712
(SOFR + 1.85%), 3.62%,
3/15/2028(b)(c) 75,000 69,201
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 189,302
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(b)(c) 700,000 647,520
(SOFR + 1.28%), 2.62%,
4/22/2032(c) 390,000 304,620
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 213,245
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 127,358
(SOFR + 1.41%), 3.10%,
2/24/2033(b)(c) 695,000 555,796
6.45%, 5/1/2036 400,000 397,732
6.75%, 10/1/2037 500,000 506,324
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(b)(c) 500,000 393,587
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The),
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 200,000 164,613
6.25%, 2/1/2041 350,000 353,010
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 135,581
(SOFR + 1.47%), 2.91%,
7/21/2042(c) 300,000 193,750
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 35,000 24,139
4.80%, 7/8/2044 300,000 249,574
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 84,216
Intercontinental Exchange,
Inc. ,
3.65%, 5/23/2025(b) 45,000 43,451
3.75%, 12/1/2025(b) 160,000 153,665
4.00%, 9/15/2027 180,000 170,137
4.35%, 6/15/2029(b) 150,000 141,100
2.10%, 6/15/2030 165,000 131,967
1.85%, 9/15/2032 500,000 365,597
4.60%, 3/15/2033 110,000 100,865
4.25%, 9/21/2048 100,000 78,932
3.00%, 6/15/2050 75,000 46,381
4.95%, 6/15/2052(b) 120,000 103,894
5.20%, 6/15/2062 110,000 96,175
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 479,840
5.88%, 7/21/2028 70,000 68,504
2.63%, 10/15/2031 50,000 37,996
Legg Mason, Inc. ,
4.75%, 3/15/2026 500,000 488,643
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 88,360
Moody's Corp. ,
3.25%, 1/15/2028 300,000 275,062
2.00%, 8/19/2031(b) 60,000 46,555
2.75%, 8/19/2041 75,000 48,764
3.25%, 5/20/2050 35,000 22,431
3.10%, 11/29/2061 95,000 55,178
Morgan Stanley ,
(SOFR + 0.56%), 1.16%,
10/21/2025(b)(c) 600,000 566,382
(SOFR + 0.94%), 2.63%,
2/18/2026(b)(c) 300,000 285,549
(SOFR + 1.99%), 2.19%,
4/28/2026(b)(c) 640,000 601,211
(SOFR + 1.67%), 4.68%,
7/17/2026(c) 80,000 77,934
3.13%, 7/27/2026 500,000 464,398
3.63%, 1/20/2027(b) 750,000 700,151
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(c) 105,000 102,924
3.95%, 4/23/2027 500,000 464,413
(SOFR + 0.88%), 1.59%,
5/4/2027(c) 600,000 534,048
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 424,124

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.00%), 2.48%,
1/21/2028(b)(c) 195,000 173,866
(SOFR + 1.61%), 4.21%,
4/20/2028(c) 80,000 75,222
(ICE LIBOR USD 3
Month + 1.34%), 3.59%,
7/22/2028(b)(c) 300,000 273,714
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(c) 600,000 547,113
(SOFR + 1.73%), 5.12%,
2/1/2029(b)(c) 90,000 86,671
(SOFR + 1.59%), 5.16%,
4/20/2029(c) 255,000 245,324
(SOFR + 1.63%), 5.45%,
7/20/2029(b)(c) 35,000 34,106
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(b)(c) 500,000 462,572
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 600,000 490,566
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 361,819
7.25%, 4/1/2032 324,000 354,943
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 371,400
(SOFR + 1.18%), 2.24%,
7/21/2032(b)(c) 500,000 376,843
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 210,310
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 55,126
(SOFR + 2.08%), 4.89%,
7/20/2033(c) 45,000 40,888
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 130,000 130,741
(SOFR + 1.87%), 5.25%,
4/21/2034(c) 170,000 157,842
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(c) 35,000 33,015
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 326,874
(SOFR + 2.62%), 5.30%,
4/20/2037(c) 80,000 71,281
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(c) 90,000 84,121
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 400,000 275,598
4.30%, 1/27/2045 300,000 237,032
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 93,688
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 119,345
Nasdaq, Inc. ,
5.35%, 6/28/2028(b) 65,000 63,813
1.65%, 1/15/2031 400,000 302,060
5.55%, 2/15/2034(b) 80,000 76,356
3.95%, 3/7/2052 250,000 174,482
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 300,000 263,981
2.17%, 7/14/2028(b) 200,000 165,942
5.61%, 7/6/2029(b) 200,000 193,742
3.10%, 1/16/2030(b) 200,000 165,752
2.61%, 7/14/2031(b) 200,000 152,957
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 61,486
6.13%, 11/2/2032(b) 130,000 128,362
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 86,109
7.10%, 2/15/2029 100,000 96,531
Prospect Capital Corp. ,
3.36%, 11/15/2026 100,000 86,604
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 206,936
S&P Global, Inc. ,
2.45%, 3/1/2027 30,000 27,326
2.70%, 3/1/2029 100,000 87,432
2.50%, 12/1/2029 80,000 67,967
1.25%, 8/15/2030 110,000 83,964
2.90%, 3/1/2032(b) 325,000 267,482
3.25%, 12/1/2049 65,000 42,965
2.30%, 8/15/2060 40,000 19,715
State Street Corp. ,
3.30%, 12/16/2024(b) 310,000 300,516
(SOFR + 1.13%), 5.10%,
5/18/2026(c) 60,000 59,242
2.65%, 5/19/2026(b) 300,000 280,011
5.27%, 8/3/2026 100,000 99,060
(SOFR + 1.35%), 5.75%,
11/4/2026(c) 55,000 54,807
(SOFR + 0.56%), 1.68%,
11/18/2027(b)(c) 200,000 177,180
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 35,647
(SOFR + 1.72%), 5.82%,
11/4/2028(c) 60,000 60,080
2.40%, 1/24/2030(b) 200,000 165,561
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 15,697
(SOFR + 1.57%), 4.82%,
1/26/2034(b)(c) 110,000 100,297
(SOFR + 1.89%), 5.16%,
5/18/2034(c) 60,000 55,801
UBS Group AG ,
3.75%, 3/26/2025(b) 390,000 375,106
4.55%, 4/17/2026 250,000 240,114
4.88%, 5/15/2045 400,000 328,331
35,548,086
Chemicals 0 .4%
Air Products and Chemicals,
Inc. ,
1.50%, 10/15/2025 25,000 23,122
1.85%, 5/15/2027(b) 105,000 93,235
2.05%, 5/15/2030(b) 145,000 119,232
4.80%, 3/3/2033 70,000 67,156
2.70%, 5/15/2040(b) 65,000 44,550
2.80%, 5/15/2050(b) 40,000 25,186

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Albemarle Corp. ,
5.65%, 6/1/2052(b) 100,000 83,538
Cabot Corp. ,
5.00%, 6/30/2032 30,000 27,424
Celanese US Holdings LLC ,
6.05%, 3/15/2025 71,000 70,745
1.40%, 8/5/2026(b) 100,000 87,076
6.17%, 7/15/2027(b) 100,000 98,607
6.35%, 11/15/2028 90,000 88,869
6.33%, 7/15/2029(b) 165,000 161,735
6.55%, 11/15/2030 100,000 97,863
6.38%, 7/15/2032 70,000 67,446
6.70%, 11/15/2033 55,000 53,538
CF Industries, Inc. ,
5.15%, 3/15/2034 300,000 275,753
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 25,786
9.40%, 5/15/2039 206,000 260,633
4.38%, 11/15/2042(b) 300,000 233,524
4.80%, 5/15/2049 350,000 280,745
6.90%, 5/15/2053(b) 25,000 26,258
DuPont de Nemours, Inc. ,
4.49%, 11/15/2025(b) 300,000 292,867
4.73%, 11/15/2028(b) 400,000 386,665
5.42%, 11/15/2048(b) 300,000 274,928
Eastman Chemical Co. ,
5.75%, 3/8/2033 35,000 33,442
4.65%, 10/15/2044(b) 200,000 153,718
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 74,864
1.30%, 1/30/2031(b) 200,000 151,241
2.13%, 2/1/2032 100,000 78,423
2.13%, 8/15/2050(b) 200,000 104,281
2.70%, 12/15/2051 75,000 43,819
2.75%, 8/18/2055 65,000 36,687
FMC Corp. ,
5.15%, 5/18/2026 40,000 38,861
3.45%, 10/1/2029(b) 60,000 50,525
5.65%, 5/18/2033 40,000 36,181
4.50%, 10/1/2049 85,000 58,549
6.38%, 5/18/2053 40,000 35,383
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048 70,000 52,164
Linde, Inc. ,
4.70%, 12/5/2025(b) 400,000 395,285
3.20%, 1/30/2026 250,000 239,299
Lubrizol Corp. (The) ,
6.50%, 10/1/2034(b) 147,000 163,666
LYB International Finance III
LLC ,
2.25%, 10/1/2030(b) 135,000 107,264
5.63%, 5/15/2033 40,000 38,508
4.20%, 5/1/2050 200,000 140,782
LyondellBasell Industries NV ,
4.63%, 2/26/2055 250,000 185,129
Mosaic Co. (The) ,
4.05%, 11/15/2027 250,000 234,666
Nutrien Ltd. ,
3.00%, 4/1/2025(b) 150,000 143,352
5.95%, 11/7/2025 50,000 50,054
4.90%, 3/27/2028(b) 25,000 24,145
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
Nutrien Ltd.,
5.88%, 12/1/2036 125,000 118,568
5.25%, 1/15/2045 154,000 130,423
5.80%, 3/27/2053(b) 150,000 137,785
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 98,724
2.80%, 8/15/2029 300,000 259,190
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 35,006
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026(b) 400,000 385,272
2.95%, 8/15/2029(b) 200,000 172,807
2.20%, 3/15/2032(b) 200,000 153,167
4.50%, 6/1/2047(b) 150,000 119,951
2.90%, 3/15/2052 80,000 46,269
Westlake Corp. ,
2.88%, 8/15/2041 100,000 61,737
4.38%, 11/15/2047(b) 200,000 146,236
7,801,904
Commercial Services & Supplies 0 .1%
Cintas Corp. No. 2 ,
3.45%, 5/1/2025 30,000 28,979
4.00%, 5/1/2032 40,000 36,075
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,537
Republic Services, Inc. ,
3.20%, 3/15/2025(b) 500,000 482,928
1.45%, 2/15/2031 165,000 123,989
2.38%, 3/15/2033(b) 200,000 153,665
6.20%, 3/1/2040 70,000 70,773
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 94,563
2.20%, 1/15/2032(b) 100,000 77,034
3.20%, 6/1/2032 50,000 41,482
4.20%, 1/15/2033 100,000 89,314
2.95%, 1/15/2052 70,000 42,477
Waste Management, Inc. ,
4.88%, 2/15/2029 75,000 73,335
2.00%, 6/1/2029 35,000 29,171
4.63%, 2/15/2030(b) 50,000 47,755
4.63%, 2/15/2033(b) 50,000 46,559
4.88%, 2/15/2034(b) 75,000 70,978
2.95%, 6/1/2041 85,000 58,315
4.15%, 7/15/2049 125,000 99,427
1,681,356
Communications Equipment 0 .1%
Cisco Systems, Inc. ,
3.50%, 6/15/2025 400,000 387,554
5.90%, 2/15/2039 300,000 309,383
5.50%, 1/15/2040 200,000 196,739
Motorola Solutions, Inc. ,
2.30%, 11/15/2030 300,000 232,965
5.60%, 6/1/2032 100,000 95,666
1,222,307
Construction & Engineering 0 .0%
†
Quanta Services, Inc. ,
2.90%, 10/1/2030 100,000 81,564
2.35%, 1/15/2032 50,000 37,520

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc.,
3.05%, 10/1/2041 55,000 34,651
153,735
Construction Materials 0 .0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 50,808
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030 500,000 409,656
2.40%, 7/15/2031 25,000 19,548
3.20%, 7/15/2051 50,000 31,240
Vulcan Materials Co. ,
4.50%, 6/15/2047 250,000 200,492
711,744
Consumer Finance 0 .8%
AerCap Ireland Capital DAC ,
1.65%, 10/29/2024 150,000 142,686
4.45%, 4/3/2026(b) 200,000 192,009
2.45%, 10/29/2026 480,000 429,934
3.88%, 1/23/2028(b) 500,000 453,448
3.00%, 10/29/2028 300,000 257,243
3.30%, 1/30/2032 300,000 238,474
3.40%, 10/29/2033(b) 150,000 116,028
3.85%, 10/29/2041(b) 150,000 106,413
Ally Financial, Inc. ,
4.63%, 3/30/2025 100,000 96,556
4.75%, 6/9/2027(b) 40,000 36,873
7.10%, 11/15/2027 100,000 99,987
2.20%, 11/2/2028(b) 165,000 130,370
8.00%, 11/1/2031 150,000 151,445
American Express Co. ,
3.00%, 10/30/2024(b) 500,000 484,753
3.63%, 12/5/2024(b) 500,000 486,615
2.25%, 3/4/2025 35,000 33,260
3.95%, 8/1/2025 130,000 125,758
4.20%, 11/6/2025(b) 200,000 193,920
4.90%, 2/13/2026 200,000 196,216
(SOFR + 1.00%), 4.99%,
5/1/2026(c) 80,000 78,597
1.65%, 11/4/2026(b) 200,000 177,011
2.55%, 3/4/2027(b) 60,000 54,097
3.30%, 5/3/2027 300,000 276,442
(SOFR + 0.97%), 5.39%,
7/28/2027(c) 25,000 24,650
5.85%, 11/5/2027(b) 95,000 95,686
4.05%, 5/3/2029(b) 60,000 55,842
(SOFR + 1.28%), 5.28%,
7/27/2029(b)(c) 100,000 97,493
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 22,861
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 115,992
(SOFR + 1.84%), 5.04%,
5/1/2034(c) 120,000 110,634
American Honda Finance
Corp. ,
1.50%, 1/13/2025 50,000 47,429
Series A, 4.60%, 4/17/2025 60,000 59,040
1.30%, 9/9/2026(b) 115,000 102,036
2.35%, 1/8/2027 100,000 90,724
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Honda Finance
Corp.,
4.70%, 1/12/2028 20,000 19,435
2.25%, 1/12/2029 50,000 42,765
4.60%, 4/17/2030(b) 60,000 56,913
Capital One Financial Corp. ,
(SOFR + 1.29%), 2.64%,
3/3/2026(b)(c) 290,000 273,693
(SOFR + 2.16%), 4.99%,
7/24/2026(b)(c) 60,000 58,215
3.75%, 7/28/2026 250,000 231,792
3.65%, 5/11/2027(b) 300,000 274,259
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(c) 300,000 284,717
(SOFR + 2.08%), 5.47%,
2/1/2029(c) 100,000 95,190
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(c) 40,000 39,092
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 79,468
(SOFR + 2.60%), 5.25%,
7/26/2030(b)(c) 60,000 55,621
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 68,526
(SOFR + 2.60%), 5.82%,
2/1/2034(c) 90,000 81,108
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 280,000 264,240
Caterpillar Financial Services
Corp. ,
2.15%, 11/8/2024(b) 500,000 481,492
3.25%, 12/1/2024 500,000 486,934
4.90%, 1/17/2025(b) 40,000 39,719
5.15%, 8/11/2025(b) 100,000 99,464
3.65%, 8/12/2025 100,000 96,859
4.35%, 5/15/2026 100,000 97,756
1.15%, 9/14/2026 100,000 88,974
1.70%, 1/8/2027 200,000 178,980
3.60%, 8/12/2027(b) 100,000 94,346
Discover Financial Services ,
4.10%, 2/9/2027 250,000 228,428
General Motors Financial Co.,
Inc. ,
1.20%, 10/15/2024(b) 65,000 61,779
6.05%, 10/10/2025 50,000 49,779
5.25%, 3/1/2026(b) 455,000 444,503
5.40%, 4/6/2026 65,000 63,655
1.50%, 6/10/2026(b) 200,000 176,720
2.35%, 2/26/2027 50,000 44,066
5.00%, 4/9/2027(b) 200,000 191,975
6.00%, 1/9/2028 100,000 98,776
5.80%, 6/23/2028(b) 55,000 53,731
2.40%, 10/15/2028(b) 195,000 161,663
5.85%, 4/6/2030(b) 45,000 43,104
3.60%, 6/21/2030(b) 200,000 167,390
2.70%, 6/10/2031 145,000 110,977
6.40%, 1/9/2033(b) 125,000 122,075
John Deere Capital Corp. ,
4.55%, 10/11/2024 30,000 29,693
1.25%, 1/10/2025(b) 200,000 189,520
3.40%, 6/6/2025 30,000 29,012
4.95%, 6/6/2025 25,000 24,836

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp.,
4.05%, 9/8/2025 55,000 53,710
5.30%, 9/8/2025 25,000 24,941
4.80%, 1/9/2026 40,000 39,535
0.70%, 1/15/2026(b) 200,000 180,279
4.75%, 6/8/2026 40,000 39,463
1.05%, 6/17/2026 100,000 89,487
2.25%, 9/14/2026(b) 250,000 230,955
1.30%, 10/13/2026 55,000 49,063
1.70%, 1/11/2027 200,000 178,343
4.15%, 9/15/2027(b) 60,000 57,820
4.75%, 1/20/2028(b) 40,000 39,274
1.50%, 3/6/2028(b) 250,000 213,320
4.95%, 7/14/2028 35,000 34,517
3.35%, 4/18/2029 40,000 36,452
4.85%, 10/11/2029 40,000 39,255
4.70%, 6/10/2030 40,000 38,465
1.45%, 1/15/2031(b) 200,000 154,053
4.35%, 9/15/2032(b) 60,000 55,798
PACCAR Financial Corp. ,
3.55%, 8/11/2025 30,000 29,020
4.95%, 10/3/2025(b) 80,000 79,330
4.45%, 3/30/2026(b) 20,000 19,686
2.00%, 2/4/2027 100,000 89,887
4.60%, 1/10/2028(b) 100,000 97,520
Synchrony Financial ,
4.88%, 6/13/2025 30,000 28,764
4.50%, 7/23/2025(b) 275,000 261,868
2.88%, 10/28/2031(b) 180,000 127,532
Toyota Motor Credit Corp. ,
4.80%, 1/10/2025(b) 40,000 39,623
1.45%, 1/13/2025(b) 200,000 189,894
1.80%, 2/13/2025(b) 500,000 475,152
3.95%, 6/30/2025(b) 75,000 72,985
3.65%, 8/18/2025 75,000 72,547
5.60%, 9/11/2025 25,000 25,036
4.45%, 5/18/2026(b) 60,000 58,668
1.13%, 6/18/2026(b) 500,000 446,490
5.00%, 8/14/2026 100,000 99,016
3.20%, 1/11/2027(b) 200,000 187,005
1.90%, 1/13/2027(b) 100,000 89,655
3.05%, 3/22/2027(b) 100,000 92,715
4.55%, 9/20/2027(b) 90,000 87,552
4.63%, 1/12/2028 40,000 39,069
5.25%, 9/11/2028 25,000 24,859
4.45%, 6/29/2029(b) 90,000 86,444
2.15%, 2/13/2030(b) 500,000 412,337
4.55%, 5/17/2030 60,000 56,864
1.90%, 9/12/2031 100,000 77,551
4.70%, 1/12/2033 45,000 42,523
16,226,084
Consumer Staples Distribution & Retail 0 .3%
Costco Wholesale Corp. ,
1.60%, 4/20/2030 500,000 401,486
Dollar General Corp. ,
4.63%, 11/1/2027(b) 70,000 66,971
5.20%, 7/5/2028 20,000 19,401
3.50%, 4/3/2030 500,000 427,264
5.00%, 11/1/2032(b) 75,000 68,040
5.45%, 7/5/2033(b) 20,000 18,471
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Dollar Tree, Inc. ,
2.65%, 12/1/2031(b) 50,000 38,748
3.38%, 12/1/2051 50,000 29,554
Kroger Co. (The) ,
7.50%, 4/1/2031 257,000 281,005
5.40%, 7/15/2040 200,000 177,762
5.40%, 1/15/2049 50,000 44,648
3.95%, 1/15/2050(b) 100,000 72,076
Sysco Corp. ,
2.40%, 2/15/2030 100,000 82,357
5.95%, 4/1/2030(b) 200,000 201,656
2.45%, 12/14/2031 100,000 78,323
6.60%, 4/1/2050 300,000 309,705
3.15%, 12/14/2051 50,000 30,745
Target Corp. ,
2.25%, 4/15/2025(b) 280,000 266,814
2.50%, 4/15/2026(b) 750,000 705,148
1.95%, 1/15/2027 130,000 117,408
2.35%, 2/15/2030(b) 105,000 87,752
2.65%, 9/15/2030 50,000 42,242
4.50%, 9/15/2032(b) 100,000 93,010
4.40%, 1/15/2033 150,000 138,306
3.63%, 4/15/2046(b) 200,000 147,078
4.80%, 1/15/2053 150,000 128,309
Walgreens Boots Alliance,
Inc. ,
3.45%, 6/1/2026 20,000 18,528
3.20%, 4/15/2030(b) 500,000 406,726
4.80%, 11/18/2044 70,000 50,149
Walmart, Inc. ,
3.90%, 9/9/2025(b) 60,000 58,488
4.00%, 4/15/2026 30,000 29,209
1.05%, 9/17/2026 50,000 44,582
3.95%, 9/9/2027(b) 60,000 57,897
3.90%, 4/15/2028 45,000 42,960
3.70%, 6/26/2028(b) 300,000 284,483
1.50%, 9/22/2028(b) 100,000 84,808
4.00%, 4/15/2030 160,000 150,271
1.80%, 9/22/2031(b) 300,000 236,106
4.15%, 9/9/2032 60,000 55,865
4.10%, 4/15/2033 80,000 73,169
6.50%, 8/15/2037 350,000 387,497
2.50%, 9/22/2041 600,000 401,543
4.05%, 6/29/2048 125,000 102,462
2.65%, 9/22/2051(b) 400,000 247,201
4.50%, 4/15/2053 80,000 68,859
6,875,082
Containers & Packaging 0 .1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 38,407
Amcor Flexibles North
America, Inc. ,
4.00%, 5/17/2025 50,000 48,357
2.63%, 6/19/2030 50,000 40,365
2.69%, 5/25/2031 75,000 59,467
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 75,162
5.75%, 3/15/2033 90,000 88,154
Berry Global, Inc. ,
1.57%, 1/15/2026(b) 300,000 271,180

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Containers & Packaging
International Paper Co. ,
6.00%, 11/15/2041 350,000 336,211
Packaging Corp. of America ,
3.00%, 12/15/2029 50,000 42,813
4.05%, 12/15/2049 100,000 72,684
3.05%, 10/1/2051 40,000 23,838
Sonoco Products Co. ,
1.80%, 2/1/2025(b) 200,000 188,642
2.25%, 2/1/2027 165,000 146,409
3.13%, 5/1/2030 50,000 42,029
2.85%, 2/1/2032(b) 200,000 159,305
WRKCo, Inc. ,
4.90%, 3/15/2029(b) 250,000 238,899
1,871,922
Diversified Consumer Services 0 .0%
†
American University (The) ,
Series 2019, 3.67%,
4/1/2049(b) 35,000 25,551
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 61,221
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 67,364
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048 73,000 57,860
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 21,652
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 87,648
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111 100,000 99,236
4.68%, 7/1/2114 75,000 61,996
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 16,978
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 52,439
3.30%, 7/15/2056 200,000 133,878
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 12,752
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 51,118
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 27,321
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 126,606
4.98%, 10/1/2053(b) 75,000 68,820
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 35,530
1,007,970
Diversified REITs 0 .1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 59,473
Digital Realty Trust LP ,
5.55%, 1/15/2028 380,000 371,625
GLP Capital LP ,
5.30%, 1/15/2029 500,000 463,510
Rayonier LP ,
2.75%, 5/17/2031 45,000 34,754
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 161,345
1.38%, 1/15/2027 100,000 87,291
2.45%, 9/13/2029(b) 250,000 207,904
2.65%, 2/1/2032 100,000 78,072
5.50%, 3/8/2033 100,000 94,876
4.25%, 11/30/2046 350,000 253,995
5.85%, 3/8/2053 100,000 92,324
STORE Capital Corp. ,
2.70%, 12/1/2031 100,000 68,248
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 79,498
4.95%, 2/15/2030 80,000 73,197
5.13%, 5/15/2032(b) 85,000 76,081
5.63%, 5/15/2052 30,000 24,843
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 106,069
2.45%, 2/1/2032(b) 70,000 52,762
2,385,867
Diversified Telecommunication Services 0 .7%
AT&T, Inc. ,
1.70%, 3/25/2026(b) 300,000 272,203
2.30%, 6/1/2027(b) 300,000 265,634
1.65%, 2/1/2028(b) 200,000 168,799
4.35%, 3/1/2029(b) 500,000 465,311
4.30%, 2/15/2030(b) 300,000 273,180
2.75%, 6/1/2031(b) 500,000 400,001
2.25%, 2/1/2032 300,000 225,789
2.55%, 12/1/2033 360,000 264,416
5.40%, 2/15/2034(b) 110,000 102,949
4.50%, 5/15/2035(b) 310,000 264,422
4.85%, 3/1/2039(b) 500,000 423,083
3.50%, 6/1/2041 300,000 208,419
4.65%, 6/1/2044 250,000 196,138
3.65%, 6/1/2051 500,000 322,397
3.50%, 9/15/2053 1,140,000 704,348
3.55%, 9/15/2055 975,000 596,854
3.80%, 12/1/2057 814,000 515,690
3.65%, 9/15/2059 379,000 230,602
Bell Canada (The) ,
5.10%, 5/11/2033(b) 60,000 56,089
Series US-4, 3.65%,
3/17/2051(b) 250,000 168,164
3.65%, 8/15/2052(b) 50,000 33,547
British Telecommunications
plc ,
9.62%, 12/15/2030(b)(e) 250,000 294,459

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 422,668
Orange SA ,
9.00%, 3/1/2031(e) 100,000 118,130
5.38%, 1/13/2042 250,000 227,605
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 412,998
8.75%, 3/15/2032 300,000 347,054
Telefonica Emisiones SA ,
7.05%, 6/20/2036 300,000 308,660
5.21%, 3/8/2047 250,000 199,116
5.52%, 3/1/2049 350,000 288,071
TELUS Corp. ,
2.80%, 2/16/2027(b) 200,000 183,086
3.40%, 5/13/2032 60,000 48,976
4.30%, 6/15/2049(b) 100,000 72,901
Verizon Communications, Inc. ,
3.38%, 2/15/2025(b) 498,000 481,848
0.85%, 11/20/2025(b) 250,000 226,180
1.45%, 3/20/2026(b) 105,000 94,805
4.13%, 3/16/2027 300,000 285,316
2.10%, 3/22/2028(b) 125,000 107,368
4.33%, 9/21/2028 283,000 265,916
3.88%, 2/8/2029(b) 110,000 100,732
4.02%, 12/3/2029 800,000 725,413
3.15%, 3/22/2030(b) 200,000 170,708
1.75%, 1/20/2031 500,000 376,779
2.55%, 3/21/2031 348,000 277,090
2.36%, 3/15/2032 840,000 640,885
5.05%, 5/9/2033(b) 45,000 42,039
4.81%, 3/15/2039(b) 385,000 331,773
2.65%, 11/20/2040 600,000 379,811
3.40%, 3/22/2041 530,000 375,739
2.85%, 9/3/2041 110,000 71,113
2.88%, 11/20/2050 700,000 404,667
3.55%, 3/22/2051(b) 270,000 177,666
3.88%, 3/1/2052(b) 90,000 63,360
2.99%, 10/30/2056 500,000 277,547
3.00%, 11/20/2060 180,000 97,461
3.70%, 3/22/2061 350,000 222,724
15,278,699
Electric Utilities 1 .5%
AEP Texas, Inc. ,
4.70%, 5/15/2032 20,000 18,301
5.25%, 5/15/2052 20,000 17,134
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 28,497
Series O, 4.50%, 6/15/2052 80,000 64,810
5.40%, 3/15/2053 440,000 408,870
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 37,788
3.94%, 9/1/2032 40,000 35,259
4.15%, 8/15/2044 350,000 269,172
3.13%, 7/15/2051 80,000 48,981
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 100,577
5.95%, 11/1/2032 100,000 99,705
5.63%, 3/1/2033 24,000 23,224
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Appalachian Power Co. ,
Series BB, 4.50%,
8/1/2032(b) 30,000 26,848
Arizona Public Service Co. ,
2.60%, 8/15/2029 50,000 42,771
2.20%, 12/15/2031(b) 100,000 75,704
6.35%, 12/15/2032 100,000 102,208
5.55%, 8/1/2033(b) 25,000 24,234
3.50%, 12/1/2049 200,000 127,426
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031 80,000 63,636
3.20%, 9/15/2049 115,000 74,063
2.90%, 6/15/2050 60,000 35,744
4.55%, 6/1/2052 30,000 24,061
5.40%, 6/1/2053(b) 25,000 22,974
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 104,194
Series ai., 4.45%, 10/1/2032 40,000 36,751
4.50%, 4/1/2044 250,000 204,754
Series AD, 2.90%, 7/1/2050 60,000 36,548
Series AJ, 4.85%,
10/1/2052(b) 40,000 34,755
Commonwealth Edison Co. ,
4.35%, 11/15/2045 200,000 157,957
3.65%, 6/15/2046 250,000 175,873
4.00%, 3/1/2048 350,000 264,551
Series 127, 3.20%,
11/15/2049 155,000 98,033
Series 131, 2.75%, 9/1/2051 200,000 113,425
Connecticut Light and Power
Co. (The) ,
Series A, 2.05%, 7/1/2031 100,000 78,178
4.90%, 7/1/2033 25,000 23,740
5.25%, 1/15/2053 100,000 91,295
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 38,821
6.05%, 1/15/2038 150,000 149,710
5.10%, 6/1/2065 100,000 86,233
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 33,100
5.20%, 4/1/2033 40,000 38,789
4.30%, 7/1/2044 500,000 400,683
Series B, 3.65%, 3/1/2052 25,000 17,522
5.40%, 4/1/2053(b) 40,000 37,388
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 467,609
2.45%, 2/1/2030 100,000 83,604
2.85%, 3/15/2032 70,000 57,134
4.95%, 1/15/2033 80,000 76,015
6.00%, 1/15/2038 400,000 396,719
3.70%, 12/1/2047 500,000 356,593
3.20%, 8/15/2049 50,000 32,044
3.55%, 3/15/2052(b) 35,000 23,903
5.35%, 1/15/2053(b) 100,000 91,400
5.40%, 1/15/2054 34,000 31,408
Duke Energy Corp. ,
0.90%, 9/15/2025 50,000 45,476
5.00%, 12/8/2025 65,000 64,087
5.00%, 12/8/2027 85,000 82,980

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Corp.,
4.30%, 3/15/2028 80,000 75,856
2.45%, 6/1/2030 70,000 56,839
2.55%, 6/15/2031(b) 150,000 118,936
4.50%, 8/15/2032 90,000 80,960
5.75%, 9/15/2033(b) 75,000 73,681
3.50%, 6/15/2051 200,000 129,568
5.00%, 8/15/2052 90,000 74,814
6.10%, 9/15/2053 75,000 72,736
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 234,203
2.50%, 12/1/2029 70,000 59,335
2.40%, 12/15/2031(b) 95,000 75,109
5.65%, 4/1/2040 300,000 284,106
3.40%, 10/1/2046 500,000 336,084
3.00%, 12/15/2051 45,000 27,404
Duke Energy Indiana LLC ,
6.35%, 8/15/2038 250,000 256,064
5.40%, 4/1/2053(b) 40,000 36,583
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 124,414
5.25%, 4/1/2033 25,000 24,135
Duke Energy Progress LLC ,
3.40%, 4/1/2032(b) 50,000 42,499
5.25%, 3/15/2033 30,000 29,066
4.15%, 12/1/2044 100,000 76,632
4.20%, 8/15/2045 250,000 190,737
5.35%, 3/15/2053 50,000 45,446
Edison International ,
3.55%, 11/15/2024(b) 175,000 170,054
4.70%, 8/15/2025(b) 40,000 38,924
4.13%, 3/15/2028(b) 500,000 460,549
5.25%, 11/15/2028 25,000 24,054
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 147,546
Entergy Arkansas LLC ,
5.15%, 1/15/2033 100,000 95,991
5.30%, 9/15/2033 40,000 38,588
Entergy Corp. ,
1.90%, 6/15/2028(b) 500,000 422,269
2.80%, 6/15/2030 80,000 66,368
3.75%, 6/15/2050 35,000 23,183
Entergy Louisiana LLC ,
4.75%, 9/15/2052 200,000 164,429
Entergy Mississippi LLC ,
5.00%, 9/1/2033(b) 20,000 18,795
Entergy Texas, Inc. ,
4.00%, 3/30/2029(b) 50,000 46,038
1.75%, 3/15/2031(b) 400,000 305,206
3.55%, 9/30/2049 200,000 134,911
5.00%, 9/15/2052 20,000 16,964
5.80%, 9/1/2053 25,000 23,909
Evergy Kansas Central, Inc. ,
4.10%, 4/1/2043 200,000 150,162
5.70%, 3/15/2053(b) 20,000 18,751
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 28,096
Evergy, Inc. ,
2.90%, 9/15/2029 250,000 213,526
Eversource Energy ,
Series H, 3.15%, 1/15/2025 245,000 236,917
Series Q, 0.80%, 8/15/2025 100,000 91,140
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Eversource Energy,
4.75%, 5/15/2026 30,000 29,326
2.90%, 3/1/2027 50,000 45,657
4.60%, 7/1/2027 35,000 33,663
5.45%, 3/1/2028(b) 95,000 93,899
Series O, 4.25%,
4/1/2029(b) 400,000 372,559
Series R, 1.65%, 8/15/2030 100,000 76,603
3.38%, 3/1/2032(b) 50,000 41,475
5.13%, 5/15/2033 40,000 37,205
3.45%, 1/15/2050(b) 100,000 65,362
Exelon Corp. ,
5.15%, 3/15/2028 30,000 29,441
4.05%, 4/15/2030 300,000 270,003
5.30%, 3/15/2033 60,000 57,214
5.63%, 6/15/2035 300,000 288,215
4.10%, 3/15/2052 35,000 25,311
5.60%, 3/15/2053 60,000 54,579
Florida Power & Light Co. ,
2.85%, 4/1/2025 60,000 57,625
3.13%, 12/1/2025(b) 500,000 476,302
4.45%, 5/15/2026 25,000 24,464
5.05%, 4/1/2028 35,000 34,555
4.40%, 5/15/2028(b) 35,000 33,749
4.63%, 5/15/2030 35,000 33,395
5.10%, 4/1/2033(b) 60,000 58,044
4.80%, 5/15/2033 25,000 23,631
5.65%, 2/1/2037 450,000 442,136
3.95%, 3/1/2048 500,000 381,460
2.88%, 12/4/2051 10,000 6,054
5.30%, 4/1/2053(b) 40,000 37,117
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 96,473
4.70%, 5/15/2032 60,000 55,591
4.95%, 5/17/2033(b) 100,000 93,734
4.30%, 3/15/2042 500,000 399,978
5.13%, 5/15/2052(b) 225,000 198,251
Iberdrola International BV ,
5.81%, 3/15/2025(b) 118,000 117,999
Idaho Power Co. ,
5.50%, 3/15/2053(b) 20,000 18,492
5.80%, 4/1/2054 25,000 23,968
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 350,000 284,746
5.63%, 4/1/2053(b) 30,000 28,297
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 180,480
5.70%, 10/15/2033 25,000 24,586
3.10%, 11/30/2051 70,000 41,096
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033(b) 20,000 19,539
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 343,785
MidAmerican Energy Co. ,
5.35%, 1/15/2034 25,000 24,667
5.80%, 10/15/2036 550,000 545,606
4.80%, 9/15/2043 400,000 341,197
2.70%, 8/1/2052 100,000 56,643

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 59,266
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 81,640
Series EE, 3.13%, 8/1/2050 100,000 60,676
Series GG, 5.90%,
5/1/2053(b) 30,000 28,827
6.00%, 3/15/2054 50,000 48,825
NextEra Energy Capital
Holdings, Inc. ,
4.45%, 6/20/2025(b) 70,000 68,278
1.88%, 1/15/2027(b) 270,000 239,080
4.63%, 7/15/2027 150,000 144,579
4.90%, 2/28/2028 100,000 96,783
1.90%, 6/15/2028(b) 125,000 105,769
2.75%, 11/1/2029(b) 245,000 207,928
5.00%, 2/28/2030(b) 100,000 95,535
2.25%, 6/1/2030 300,000 240,170
2.44%, 1/15/2032(b) 145,000 112,173
5.00%, 7/15/2032(b) 105,000 98,126
5.05%, 2/28/2033(b) 100,000 93,312
3.00%, 1/15/2052 85,000 50,127
5.25%, 2/28/2053(b) 100,000 86,589
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 123,898
4.50%, 6/1/2052 25,000 20,310
5.10%, 5/15/2053 40,000 35,789
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 182,607
Ohio Power Co. ,
Series R, 2.90%, 10/1/2051 90,000 53,347
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033 150,000 145,128
Oncor Electric Delivery Co.
LLC ,
4.55%, 9/15/2032 40,000 36,872
4.55%, 12/1/2041(b) 150,000 125,964
5.30%, 6/1/2042(b) 150,000 143,076
3.10%, 9/15/2049 50,000 31,738
2.70%, 11/15/2051 105,000 59,829
4.60%, 6/1/2052 90,000 74,279
4.95%, 9/15/2052(b) 100,000 87,111
Pacific Gas and Electric Co. ,
4.95%, 6/8/2025 100,000 97,647
3.15%, 1/1/2026 350,000 325,554
5.45%, 6/15/2027 100,000 96,243
3.75%, 7/1/2028(b) 150,000 133,123
6.10%, 1/15/2029 30,000 29,302
4.20%, 3/1/2029 200,000 176,848
4.55%, 7/1/2030 250,000 220,990
2.50%, 2/1/2031 150,000 114,117
3.25%, 6/1/2031 200,000 158,937
5.90%, 6/15/2032 100,000 93,390
6.15%, 1/15/2033 115,000 109,070
6.40%, 6/15/2033 40,000 38,553
4.50%, 7/1/2040 100,000 74,410
4.20%, 6/1/2041 250,000 175,625
4.95%, 7/1/2050 250,000 186,342
3.50%, 8/1/2050 400,000 238,123
5.25%, 3/1/2052 200,000 154,139
6.75%, 1/15/2053 135,000 126,492
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
6.70%, 4/1/2053 30,000 28,175
PacifiCorp ,
5.25%, 6/15/2035 177,000 160,663
2.90%, 6/15/2052 550,000 302,723
5.35%, 12/1/2053 100,000 82,997
5.50%, 5/15/2054(b) 65,000 55,127
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 41,857
3.70%, 9/15/2047 250,000 180,531
4.60%, 5/15/2052 30,000 24,779
4.38%, 8/15/2052(b) 30,000 23,988
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 903,252
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 95,443
5.25%, 5/15/2053 100,000 91,321
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 148,195
Public Service Co. of
Colorado ,
Series 35, 1.90%, 1/15/2031 200,000 154,807
Series 38, 4.10%, 6/1/2032 30,000 26,558
4.30%, 3/15/2044 250,000 193,834
Series 34, 3.20%, 3/1/2050 200,000 125,434
Series 36, 2.70%, 1/15/2051 200,000 111,873
Series 39, 4.50%, 6/1/2052 30,000 23,406
5.25%, 4/1/2053 80,000 69,642
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033 50,000 49,137
5.15%, 1/15/2053(b) 45,000 40,541
Public Service Co. of
Oklahoma ,
Series J, 2.20%,
8/15/2031(b) 100,000 77,267
5.25%, 1/15/2033 100,000 95,031
Series K, 3.15%, 8/15/2051 50,000 30,168
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 128,054
4.90%, 12/15/2032 100,000 95,899
4.65%, 3/15/2033 30,000 28,199
3.95%, 5/1/2042 400,000 314,915
3.20%, 8/1/2049 250,000 164,637
Sierra Pacific Power Co. ,
5.90%, 3/15/2054(f) 50,000 47,943
Southern California Edison
Co. ,
Series C, 4.20%, 6/1/2025 70,000 68,142
4.90%, 6/1/2026(b) 30,000 29,468
Series D, 4.70%,
6/1/2027(b) 75,000 72,767
5.85%, 11/1/2027 35,000 35,188
Series G, 2.50%, 6/1/2031 100,000 79,483
2.75%, 2/1/2032 100,000 79,960
5.95%, 11/1/2032 25,000 24,933
6.00%, 1/15/2034 177,000 175,850
4.00%, 4/1/2047 200,000 144,612
Series C, 4.13%, 3/1/2048 200,000 148,092
Series B, 4.88%, 3/1/2049 300,000 245,105

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Southern California Edison
Co.,
3.65%, 2/1/2050 300,000 202,530
Series H, 3.65%, 6/1/2051 30,000 19,909
Series E, 5.45%, 6/1/2052 40,000 35,292
5.88%, 12/1/2053 40,000 37,591
Southern Co. (The) ,
5.15%, 10/6/2025 50,000 49,495
3.25%, 7/1/2026 295,000 276,607
4.85%, 6/15/2028 40,000 38,650
5.50%, 3/15/2029 25,000 24,842
5.20%, 6/15/2033 40,000 37,808
5.70%, 3/15/2034 25,000 24,484
4.40%, 7/1/2046(b) 200,000 155,054
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(b)(c) 300,000 277,495
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 183,611
5.30%, 4/1/2033(b) 25,000 23,607
Series L, 3.85%, 2/1/2048 300,000 205,154
3.25%, 11/1/2051 100,000 60,058
Tampa Electric Co. ,
4.10%, 6/15/2042 100,000 76,626
3.63%, 6/15/2050 40,000 27,028
5.00%, 7/15/2052 35,000 29,458
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 16,604
5.50%, 4/15/2053(b) 100,000 90,828
Union Electric Co. ,
2.15%, 3/15/2032(b) 100,000 76,627
3.65%, 4/15/2045 250,000 177,016
3.25%, 10/1/2049 250,000 158,153
5.45%, 3/15/2053 100,000 92,236
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 39,041
5.00%, 4/1/2033 40,000 37,499
5.30%, 8/15/2033 50,000 47,889
Series B, 4.20%, 5/15/2045 200,000 151,258
2.95%, 11/15/2051 50,000 29,727
Series C, 4.63%, 5/15/2052 40,000 32,319
5.45%, 4/1/2053(b) 90,000 81,835
5.70%, 8/15/2053 50,000 46,921
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 208,509
4.75%, 9/30/2032 25,000 23,551
5.63%, 5/15/2033 59,000 58,959
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032 100,000 88,070
Wisconsin Public Service
Corp. ,
5.35%, 11/10/2025 30,000 29,905
Xcel Energy, Inc. ,
3.30%, 6/1/2025 500,000 479,365
4.60%, 6/1/2032(b) 60,000 54,447
5.45%, 8/15/2033(b) 100,000 95,433
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Xcel Energy, Inc.,
6.50%, 7/1/2036 177,000 178,218
31,975,249
Electrical Equipment 0 .0%
†
Eaton Corp. ,
3.10%, 9/15/2027 500,000 461,629
4.15%, 3/15/2033(b) 20,000 18,079
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 170,754
1.95%, 10/15/2030(b) 100,000 79,750
2.20%, 12/21/2031(b) 100,000 79,593
2.80%, 12/21/2051 45,000 27,283
Regal Rexnord Corp. ,
6.05%, 4/15/2028(f) 20,000 19,453
6.40%, 4/15/2033(f) 120,000 115,585
Rockwell Automation, Inc. ,
1.75%, 8/15/2031(b) 50,000 38,460
2.80%, 8/15/2061 60,000 34,614
1,045,200
Electronic Equipment, Instruments & Components 0 .1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032 30,000 28,215
Amphenol Corp. ,
2.80%, 2/15/2030(b) 250,000 212,186
Arrow Electronics, Inc. ,
2.95%, 2/15/2032(b) 160,000 125,093
Avnet, Inc. ,
6.25%, 3/15/2028 30,000 29,915
3.00%, 5/15/2031 100,000 77,822
5.50%, 6/1/2032 20,000 18,397
CDW LLC ,
2.67%, 12/1/2026 150,000 135,286
3.28%, 12/1/2028 150,000 129,270
3.57%, 12/1/2031(b) 150,000 123,546
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 285,567
Flex Ltd. ,
6.00%, 1/15/2028 20,000 19,898
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 125,766
4.25%, 5/15/2027 30,000 28,370
3.00%, 1/15/2031(b) 270,000 218,765
Keysight Technologies, Inc. ,
3.00%, 10/30/2029 75,000 64,483
Tyco Electronics Group SA ,
4.50%, 2/13/2026(b) 50,000 48,893
1,671,472
Energy Equipment & Services 0 .1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026 345,000 309,646
3.34%, 12/15/2027(b) 285,000 260,354
3.14%, 11/7/2029 85,000 73,792
5.13%, 9/15/2040(b) 200,000 180,447
Halliburton Co. ,
3.80%, 11/15/2025(b) 101,000 97,654
6.70%, 9/15/2038 300,000 315,343
5.00%, 11/15/2045(b) 300,000 254,306
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 63,010

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Energy Equipment & Services
Schlumberger Investment SA ,
4.50%, 5/15/2028(b) 40,000 38,751
2.65%, 6/26/2030(b) 300,000 253,964
4.85%, 5/15/2033 40,000 37,770
1,885,037
Entertainment 0 .3%
Activision Blizzard, Inc. ,
1.35%, 9/15/2030(b) 25,000 19,525
2.50%, 9/15/2050 200,000 119,098
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 97,773
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 290,675
5.88%, 11/15/2028(b) 400,000 402,265
Take-Two Interactive
Software, Inc. ,
3.55%, 4/14/2025 55,000 53,046
5.00%, 3/28/2026 80,000 78,499
3.70%, 4/14/2027(b) 45,000 42,138
4.95%, 3/28/2028 80,000 77,317
4.00%, 4/14/2032 55,000 47,972
TWDC Enterprises 18 Corp. ,
3.15%, 9/17/2025(b) 325,000 310,971
3.00%, 2/13/2026(b) 150,000 141,842
3.00%, 7/30/2046 150,000 94,980
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 92,099
2.00%, 9/1/2029(b) 300,000 248,187
2.65%, 1/13/2031(b) 600,000 496,812
6.55%, 3/15/2033 300,000 316,915
6.20%, 12/15/2034 245,000 254,536
6.65%, 11/15/2037(b) 150,000 161,003
3.50%, 5/13/2040(b) 100,000 74,900
5.40%, 10/1/2043(b) 300,000 279,803
2.75%, 9/1/2049 300,000 177,436
4.70%, 3/23/2050(b) 200,000 169,400
3.60%, 1/13/2051(b) 100,000 69,361
Warnermedia Holdings, Inc. ,
3.64%, 3/15/2025(b) 390,000 376,151
3.76%, 3/15/2027(b) 450,000 415,448
4.05%, 3/15/2029(b) 130,000 115,825
4.28%, 3/15/2032(b) 230,000 195,228
5.05%, 3/15/2042 580,000 448,565
5.14%, 3/15/2052 900,000 668,737
6,336,507
Financial Services 0 .6%
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026(b) 400,000 381,621
4.50%, 2/11/2043(b) 250,000 221,212
Block Financial LLC ,
2.50%, 7/15/2028 105,000 89,036
Corebridge Financial, Inc. ,
3.50%, 4/4/2025 50,000 47,971
3.65%, 4/5/2027 50,000 46,286
3.85%, 4/5/2029 50,000 44,914
3.90%, 4/5/2032(b) 50,000 42,075
6.05%, 9/15/2033(f) 50,000 48,596
4.35%, 4/5/2042(b) 50,000 37,807
4.40%, 4/5/2052 210,000 153,631
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Equitable Holdings, Inc. ,
7.00%, 4/1/2028 133,000 138,264
4.35%, 4/20/2028 650,000 605,152
5.59%, 1/11/2033(b) 150,000 142,057
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026(b) 95,000 85,112
4.70%, 7/15/2027 70,000 67,850
1.65%, 3/1/2028(b) 110,000 93,093
2.25%, 3/1/2031 270,000 211,174
3.10%, 3/1/2041 75,000 49,723
5.63%, 7/15/2052(b) 50,000 45,395
Fiserv, Inc. ,
3.20%, 7/1/2026(b) 300,000 280,505
2.25%, 6/1/2027(b) 400,000 354,980
5.45%, 3/2/2028(b) 60,000 59,472
5.38%, 8/21/2028(b) 50,000 49,356
3.50%, 7/1/2029(b) 300,000 267,645
2.65%, 6/1/2030 215,000 176,614
5.60%, 3/2/2033 40,000 38,767
5.63%, 8/21/2033 50,000 48,447
4.40%, 7/1/2049 200,000 153,208
Global Payments, Inc. ,
2.65%, 2/15/2025 250,000 238,189
1.20%, 3/1/2026 300,000 267,564
2.15%, 1/15/2027(b) 90,000 79,346
4.45%, 6/1/2028 300,000 278,112
3.20%, 8/15/2029 150,000 127,563
5.30%, 8/15/2029 45,000 42,914
2.90%, 11/15/2031 155,000 121,593
5.95%, 8/15/2052 30,000 26,898
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 153,285
Mastercard, Inc. ,
2.00%, 3/3/2025(b) 300,000 285,908
3.30%, 3/26/2027 60,000 56,356
4.88%, 3/9/2028 40,000 39,699
2.95%, 6/1/2029(b) 200,000 178,022
3.35%, 3/26/2030 370,000 330,784
2.00%, 11/18/2031(b) 300,000 235,331
4.85%, 3/9/2033 50,000 48,294
3.80%, 11/21/2046 250,000 192,888
National Rural Utilities
Cooperative Finance Corp. ,
Series D, 1.00%,
10/18/2024 85,000 80,856
1.88%, 2/7/2025 50,000 47,493
3.45%, 6/15/2025 20,000 19,244
5.45%, 10/30/2025(b) 100,000 99,874
4.80%, 3/15/2028 125,000 121,891
5.05%, 9/15/2028(b) 25,000 24,560
3.70%, 3/15/2029 100,000 91,287
2.40%, 3/15/2030 185,000 151,733
8.00%, 3/1/2032(b) 159,000 179,625
2.75%, 4/15/2032(b) 50,000 39,782
4.15%, 12/15/2032 30,000 26,703
5.80%, 1/15/2033(b) 50,000 49,927
ORIX Corp. ,
5.00%, 9/13/2027 40,000 39,130
4.00%, 4/13/2032 50,000 43,946
5.20%, 9/13/2032(b) 40,000 38,289

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
PayPal Holdings, Inc. ,
2.40%, 10/1/2024(b) 85,000 82,299
1.65%, 6/1/2025(b) 95,000 88,896
2.85%, 10/1/2029(b) 170,000 147,370
2.30%, 6/1/2030(b) 100,000 81,724
4.40%, 6/1/2032 60,000 55,468
3.25%, 6/1/2050(b) 120,000 78,616
5.05%, 6/1/2052 60,000 54,236
5.25%, 6/1/2062(b) 60,000 53,224
Shell International Finance
BV ,
2.88%, 5/10/2026 500,000 471,660
2.38%, 11/7/2029(b) 150,000 127,693
4.13%, 5/11/2035 500,000 440,458
6.38%, 12/15/2038 250,000 266,611
2.88%, 11/26/2041 50,000 33,933
4.55%, 8/12/2043 200,000 169,739
4.38%, 5/11/2045 500,000 410,328
3.75%, 9/12/2046 500,000 369,080
3.00%, 11/26/2051 100,000 62,443
Visa, Inc. ,
3.15%, 12/14/2025(b) 635,000 606,077
1.10%, 2/15/2031(b) 300,000 226,411
4.30%, 12/14/2045 400,000 338,485
2.00%, 8/15/2050(b) 300,000 163,703
Voya Financial, Inc. ,
3.65%, 6/15/2026 250,000 235,485
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 146,175
12,447,163
Food Products 0 .3%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032(b) 20,000 16,658
4.02%, 4/16/2043 172,000 133,452
2.70%, 9/15/2051 80,000 47,986
Bunge Ltd. Finance Corp. ,
2.75%, 5/14/2031 100,000 80,995
Campbell Soup Co. ,
4.15%, 3/15/2028 500,000 470,341
Conagra Brands, Inc. ,
5.30%, 10/1/2026 50,000 49,492
7.00%, 10/1/2028(b) 221,000 232,459
5.30%, 11/1/2038 250,000 219,858
General Mills, Inc. ,
4.20%, 4/17/2028(b) 500,000 471,373
2.25%, 10/14/2031 100,000 78,032
4.95%, 3/29/2033 30,000 28,109
3.00%, 2/1/2051(b) 100,000 61,911
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 214,931
Hormel Foods Corp. ,
1.70%, 6/3/2028(b) 200,000 170,859
3.05%, 6/3/2051 200,000 128,278
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 168,265
J M Smucker Co. (The) ,
2.13%, 3/15/2032 100,000 75,382
4.25%, 3/15/2035(b) 300,000 253,003
JBS USA LUX SA ,
5.13%, 2/1/2028(b) 100,000 95,160
3.00%, 5/15/2032 200,000 150,876
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
JBS USA LUX SA,
5.75%, 4/1/2033(b) 100,000 91,456
6.75%, 3/15/2034(f) 50,000 48,649
4.38%, 2/2/2052 100,000 66,458
6.50%, 12/1/2052(b) 100,000 89,530
7.25%, 11/15/2053(f) 50,000 48,338
Kellogg Co. ,
3.25%, 4/1/2026(b) 125,000 118,294
5.25%, 3/1/2033 30,000 28,666
4.50%, 4/1/2046 250,000 202,224
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026(b) 400,000 374,969
5.00%, 6/4/2042 400,000 346,427
4.38%, 6/1/2046 400,000 311,697
5.50%, 6/1/2050(b) 200,000 182,322
McCormick & Co., Inc. ,
3.40%, 8/15/2027 100,000 92,347
4.95%, 4/15/2033(b) 100,000 93,046
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 41,871
Mondelez International, Inc. ,
1.50%, 5/4/2025(b) 60,000 56,132
2.75%, 4/13/2030(b) 92,000 77,398
1.50%, 2/4/2031 70,000 52,541
2.63%, 9/4/2050 40,000 23,086
Pilgrim's Pride Corp. ,
6.25%, 7/1/2033 45,000 42,291
Tyson Foods, Inc. ,
3.55%, 6/2/2027(b) 100,000 92,670
4.55%, 6/2/2047(b) 100,000 75,298
5.10%, 9/28/2048(b) 250,000 203,303
Unilever Capital Corp. ,
2.00%, 7/28/2026 100,000 91,646
1.38%, 9/14/2030 165,000 127,255
5.90%, 11/15/2032(b) 206,000 213,745
2.63%, 8/12/2051 200,000 120,693
6,459,772
Gas Utilities 0 .1%
Atmos Energy Corp. ,
3.00%, 6/15/2027 500,000 462,429
4.30%, 10/1/2048(b) 100,000 79,674
3.38%, 9/15/2049 160,000 106,807
5.75%, 10/15/2052 30,000 29,366
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 138,161
4.40%, 7/1/2032 40,000 36,054
5.40%, 3/1/2033 100,000 96,184
Eastern Energy Gas Holdings
LLC ,
Series A, 2.50%, 11/15/2024 100,000 96,168
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 19,725
ONE Gas, Inc. ,
4.66%, 2/1/2044 250,000 201,814
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 19,068
3.35%, 6/1/2050 150,000 92,407
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 73,386

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Gas Utilities
Southern California Gas Co.,
5.20%, 6/1/2033 40,000 37,841
6.35%, 11/15/2052(b) 10,000 10,222
5.75%, 6/1/2053 40,000 37,311
Southwest Gas Corp. ,
5.80%, 12/1/2027(b) 100,000 100,007
4.05%, 3/15/2032(b) 100,000 86,381
3.18%, 8/15/2051 90,000 51,385
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 66,662
1,841,052
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
3.65%, 9/1/2025(b) 250,000 242,034
3.25%, 6/15/2027(b) 300,000 281,448
4.55%, 9/1/2044 250,000 210,329
4.70%, 9/1/2045 250,000 213,132
3.90%, 8/1/2046 200,000 150,332
4.05%, 6/15/2048(b) 250,000 192,955
3.55%, 2/15/2050 250,000 177,658
2.88%, 6/15/2052 25,000 15,378
4.45%, 1/15/2053 300,000 248,458
5.20%, 4/15/2054(b) 100,000 91,616
Canadian National Railway
Co. ,
6.90%, 7/15/2028(b) 242,000 257,459
3.85%, 8/5/2032 40,000 35,629
6.20%, 6/1/2036(b) 236,000 247,358
2.45%, 5/1/2050 85,000 48,341
4.40%, 8/5/2052(b) 35,000 29,073
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029 160,000 137,719
2.45%, 12/2/2031 35,000 30,248
5.95%, 5/15/2037 250,000 248,978
3.00%, 12/2/2041 25,000 19,457
3.10%, 12/2/2051 30,000 18,755
4.20%, 11/15/2069 115,000 81,857
6.13%, 9/15/2115 100,000 97,301
CSX Corp. ,
4.10%, 11/15/2032 40,000 35,970
5.20%, 11/15/2033 100,000 96,716
4.10%, 3/15/2044 250,000 196,354
4.30%, 3/1/2048 250,000 197,619
4.50%, 3/15/2049 150,000 121,315
3.95%, 5/1/2050(b) 100,000 74,354
4.50%, 11/15/2052(b) 40,000 32,566
4.50%, 8/1/2054 150,000 120,663
4.65%, 3/1/2068(b) 40,000 31,944
Norfolk Southern Corp. ,
2.55%, 11/1/2029 100,000 84,454
5.05%, 8/1/2030(b) 90,000 86,715
3.00%, 3/15/2032 55,000 45,316
4.45%, 3/1/2033(b) 200,000 182,634
4.45%, 6/15/2045 200,000 159,803
3.40%, 11/1/2049 170,000 112,213
2.90%, 8/25/2051 100,000 59,761
3.70%, 3/15/2053 40,000 27,503
4.55%, 6/1/2053 45,000 36,333
5.35%, 8/1/2054(b) 70,000 63,949
3.16%, 5/15/2055 250,000 152,949
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 147,778
2.90%, 12/1/2026 270,000 246,903
2.85%, 3/1/2027 25,000 22,748
4.30%, 6/15/2027 25,000 23,806
5.65%, 3/1/2028 40,000 39,592
5.25%, 6/1/2028 40,000 38,930
Union Pacific Corp. ,
3.25%, 8/15/2025(b) 500,000 480,047
4.75%, 2/21/2026 200,000 197,494
2.15%, 2/5/2027 55,000 49,647
3.95%, 9/10/2028(b) 500,000 471,716
2.38%, 5/20/2031 200,000 161,923
4.50%, 1/20/2033 100,000 93,105
3.60%, 9/15/2037(b) 500,000 401,914
3.20%, 5/20/2041 100,000 72,007
4.05%, 11/15/2045 220,000 166,979
4.05%, 3/1/2046 40,000 30,444
2.95%, 3/10/2052 335,000 206,128
4.95%, 5/15/2053 100,000 89,497
3.95%, 8/15/2059 300,000 215,395
3.84%, 3/20/2060 400,000 280,338
8,431,037
Health Care Equipment & Supplies 0 .3%
Abbott Laboratories ,
3.88%, 9/15/2025 90,000 87,562
3.75%, 11/30/2026 298,000 285,987
1.15%, 1/30/2028(b) 90,000 76,633
1.40%, 6/30/2030(b) 95,000 75,480
4.75%, 11/30/2036 300,000 285,013
5.30%, 5/27/2040(b) 200,000 196,237
4.90%, 11/30/2046 250,000 227,598
Baxter International, Inc. ,
2.60%, 8/15/2026 460,000 421,576
1.92%, 2/1/2027(b) 280,000 246,947
2.27%, 12/1/2028(b) 190,000 160,246
2.54%, 2/1/2032(b) 300,000 232,315
3.13%, 12/1/2051(b) 30,000 17,852
Becton Dickinson & Co. ,
3.73%, 12/15/2024 156,000 152,147
3.70%, 6/6/2027 326,000 305,507
4.69%, 2/13/2028 65,000 63,016
4.30%, 8/22/2032 40,000 36,169
4.67%, 6/6/2047(b) 200,000 166,445
3.79%, 5/20/2050 91,000 65,565
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 250,749
4.70%, 3/1/2049 100,000 84,126
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 85,933
3.25%, 11/15/2039 100,000 75,064
3.40%, 11/15/2049(b) 140,000 96,913
GE HealthCare Technologies,
Inc. ,
5.55%, 11/15/2024(b) 175,000 174,123
5.60%, 11/15/2025 150,000 149,134
5.65%, 11/15/2027(b) 200,000 199,672
5.91%, 11/22/2032(b) 300,000 297,630
6.38%, 11/22/2052(b) 100,000 101,624
Koninklijke Philips NV ,
5.00%, 3/15/2042(b) 100,000 84,159

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 33,501
4.50%, 3/30/2033 60,000 55,893
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 317,028
4.63%, 3/15/2045(b) 100,000 87,706
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 121,643
Stryker Corp. ,
3.38%, 11/1/2025(b) 160,000 153,130
3.50%, 3/15/2026 70,000 66,719
4.63%, 3/15/2046 200,000 168,436
Zimmer Biomet Holdings, Inc. ,
2.60%, 11/24/2031(b) 200,000 157,619
4.45%, 8/15/2045(b) 150,000 117,251
5,980,348
Health Care Providers & Services 1 .0%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 45,892
Series 2020, 3.01%,
6/15/2050 66,000 41,385
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 51,521
3.88%, 8/15/2047 200,000 140,152
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 37,419
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 156,544
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 25,648
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 51,888
Cardinal Health, Inc. ,
3.41%, 6/15/2027(b) 100,000 92,370
4.37%, 6/15/2047(b) 200,000 150,899
Cencora, Inc. ,
4.30%, 12/15/2047 200,000 154,603
Centene Corp. ,
4.25%, 12/15/2027 400,000 368,764
2.45%, 7/15/2028 400,000 337,938
4.63%, 12/15/2029 600,000 540,378
3.38%, 2/15/2030(b) 300,000 250,221
3.00%, 10/15/2030 400,000 322,644
Cigna Group (The) ,
3.25%, 4/15/2025(b) 250,000 240,510
4.13%, 11/15/2025(b) 400,000 387,279
4.50%, 2/25/2026 350,000 340,297
3.05%, 10/15/2027 400,000 363,623
4.38%, 10/15/2028 300,000 283,863
2.38%, 3/15/2031(b) 110,000 87,860
5.40%, 3/15/2033(b) 60,000 58,172
4.80%, 8/15/2038 400,000 352,349
4.80%, 7/15/2046(b) 250,000 207,599
4.90%, 12/15/2048 600,000 505,634
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 24,418
CommonSpirit Health ,
1.55%, 10/1/2025 37,000 33,939
2.78%, 10/1/2030 77,000 63,379
3.82%, 10/1/2049 108,000 75,985
4.19%, 10/1/2049 37,000 27,604
3.91%, 10/1/2050 149,000 105,673
6.46%, 11/1/2052(b) 91,000 94,793
CVS Health Corp. ,
4.10%, 3/25/2025 61,000 59,582
5.00%, 2/20/2026 75,000 73,836
2.88%, 6/1/2026 400,000 372,584
4.30%, 3/25/2028(b) 652,000 617,060
5.00%, 1/30/2029(b) 80,000 77,392
5.13%, 2/21/2030 80,000 76,946
1.75%, 8/21/2030 360,000 277,020
5.25%, 1/30/2031 65,000 62,453
1.88%, 2/28/2031(b) 210,000 160,153
2.13%, 9/15/2031(b) 10,000 7,647
5.25%, 2/21/2033 80,000 75,793
5.30%, 6/1/2033(b) 80,000 75,773
4.88%, 7/20/2035(b) 200,000 178,823
4.78%, 3/25/2038 400,000 344,460
4.13%, 4/1/2040 200,000 155,441
5.13%, 7/20/2045 300,000 252,451
5.05%, 3/25/2048 900,000 747,761
4.25%, 4/1/2050 85,000 62,887
5.63%, 2/21/2053 80,000 71,904
5.88%, 6/1/2053(b) 80,000 73,979
6.00%, 6/1/2063 80,000 73,455
Elevance Health, Inc. ,
5.35%, 10/15/2025(b) 40,000 39,748
3.65%, 12/1/2027(b) 300,000 278,071
4.10%, 3/1/2028(b) 750,000 706,587
2.25%, 5/15/2030 200,000 162,712
4.10%, 5/15/2032 40,000 35,628
5.50%, 10/15/2032(b) 100,000 98,424
4.75%, 2/15/2033 120,000 111,694
4.63%, 5/15/2042 250,000 209,685
5.10%, 1/15/2044 300,000 263,191
4.65%, 8/15/2044 100,000 82,737
4.38%, 12/1/2047 300,000 238,698
4.55%, 5/15/2052 40,000 32,363
5.13%, 2/15/2053(b) 150,000 132,429
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 70,128
HCA, Inc. ,
5.25%, 6/15/2026 350,000 342,646
5.38%, 9/1/2026 220,000 215,908
3.13%, 3/15/2027 30,000 27,258
5.20%, 6/1/2028 40,000 38,659
4.13%, 6/15/2029 250,000 226,320
3.50%, 9/1/2030 500,000 423,013
2.38%, 7/15/2031(b) 50,000 38,269
3.63%, 3/15/2032(b) 375,000 310,833
5.50%, 6/1/2033(b) 80,000 75,658
5.50%, 6/15/2047 160,000 136,570
5.25%, 6/15/2049 80,000 65,719

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
HCA, Inc.,
4.63%, 3/15/2052 330,000 247,762
5.90%, 6/1/2053(b) 75,000 67,539
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 243,939
5.75%, 3/1/2028 60,000 60,214
3.70%, 3/23/2029(b) 100,000 91,222
2.15%, 2/3/2032(b) 215,000 162,464
5.88%, 3/1/2033 100,000 99,412
3.95%, 8/15/2049 150,000 108,298
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 14,896
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041(b) 86,000 57,761
4.88%, 4/1/2042 250,000 222,450
Series 2019, 3.27%,
11/1/2049(b) 122,000 81,674
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026(b) 35,000 31,352
2.95%, 12/1/2029 250,000 214,697
4.70%, 2/1/2045(b) 75,000 61,126
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 31,505
Series 2020, 3.19%,
7/1/2049 100,000 65,564
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061(b) 79,000 48,795
McKesson Corp. ,
1.30%, 8/15/2026(b) 100,000 88,987
3.95%, 2/16/2028 250,000 236,728
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 35,175
4.13%, 7/1/2052 50,000 38,696
Mount Sinai Hospital ,
Series 2017, 3.98%,
7/1/2048 33,000 24,773
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 128,349
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046(b) 150,000 108,540
4.26%, 11/1/2047(b) 35,000 26,254
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 83,723
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 79,891
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 26,523
Series 21A, 2.70%,
10/1/2051 151,000 82,655
Quest Diagnostics, Inc. ,
3.50%, 3/30/2025(b) 370,000 356,842
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Quest Diagnostics, Inc.,
4.20%, 6/30/2029 100,000 93,357
2.95%, 6/30/2030 75,000 62,959
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 22,154
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 37,132
Series 2018, 4.09%,
8/15/2048 50,000 37,512
Series 20A, 3.36%,
8/15/2050 134,000 87,585
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 44,597
UnitedHealth Group, Inc. ,
5.00%, 10/15/2024(b) 60,000 59,732
5.15%, 10/15/2025 30,000 29,912
1.15%, 5/15/2026 120,000 107,947
3.38%, 4/15/2027 200,000 187,634
3.70%, 5/15/2027 55,000 52,133
2.95%, 10/15/2027 200,000 182,963
5.25%, 2/15/2028 45,000 45,076
4.25%, 1/15/2029 120,000 114,244
4.00%, 5/15/2029(b) 100,000 93,587
5.30%, 2/15/2030 300,000 298,135
2.30%, 5/15/2031(b) 75,000 60,595
4.20%, 5/15/2032 140,000 127,781
5.35%, 2/15/2033(b) 60,000 59,351
4.50%, 4/15/2033 120,000 111,037
4.63%, 7/15/2035(b) 105,000 96,945
5.80%, 3/15/2036 500,000 506,804
3.50%, 8/15/2039 300,000 230,998
3.05%, 5/15/2041(b) 180,000 126,999
3.95%, 10/15/2042 250,000 196,868
4.75%, 7/15/2045 250,000 216,998
4.25%, 6/15/2048 300,000 239,512
3.70%, 8/15/2049 500,000 359,903
3.25%, 5/15/2051 60,000 39,430
4.75%, 5/15/2052 200,000 170,529
5.88%, 2/15/2053 145,000 145,516
5.05%, 4/15/2053(b) 120,000 107,360
3.88%, 8/15/2059 100,000 71,138
3.13%, 5/15/2060 100,000 60,572
4.95%, 5/15/2062(b) 100,000 86,201
6.05%, 2/15/2063 40,000 40,472
5.20%, 4/15/2063 80,000 71,419
Universal Health Services,
Inc. ,
1.65%, 9/1/2026(b) 100,000 88,146
2.65%, 1/15/2032(b) 100,000 74,971
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048 41,000 33,167
22,388,768
Health Care REITs 0 .1%
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030(b) 250,000 208,160

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Healthpeak OP LLC ,
1.35%, 2/1/2027 60,000 52,174
3.50%, 7/15/2029 125,000 110,260
3.00%, 1/15/2030(b) 180,000 152,077
5.25%, 12/15/2032 85,000 79,056
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 512,372
3.63%, 10/1/2029 100,000 83,361
Physicians Realty LP ,
2.63%, 11/1/2031(b) 50,000 37,658
Sabra Health Care LP ,
3.90%, 10/15/2029(b) 50,000 41,517
3.20%, 12/1/2031(b) 100,000 74,826
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 229,466
3.00%, 1/15/2030 100,000 82,988
2.50%, 9/1/2031(b) 100,000 76,614
Welltower OP LLC ,
4.25%, 4/1/2026 50,000 48,010
2.05%, 1/15/2029(b) 70,000 57,860
3.10%, 1/15/2030 100,000 84,656
2.75%, 1/15/2031(b) 300,000 241,133
2.75%, 1/15/2032(b) 200,000 156,976
2,329,164
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 100,000 84,005
Series J, 2.90%, 12/15/2031 80,000 61,485
145,490
Hotels, Restaurants & Leisure 0 .2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030(b) 200,000 189,860
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 182,714
3.25%, 2/15/2030(b) 165,000 139,557
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 97,728
Marriott International, Inc. ,
Series EE, 5.75%, 5/1/2025 166,000 165,676
5.00%, 10/15/2027 55,000 53,599
5.55%, 10/15/2028 50,000 49,441
Series HH, 2.85%,
4/15/2031 200,000 161,220
Series GG, 3.50%,
10/15/2032(b) 200,000 163,640
McDonald's Corp. ,
3.70%, 1/30/2026(b) 300,000 288,505
3.80%, 4/1/2028(b) 200,000 188,045
4.80%, 8/14/2028 50,000 48,906
4.95%, 8/14/2033(b) 75,000 71,541
4.70%, 12/9/2035 400,000 364,934
4.88%, 7/15/2040 250,000 219,348
4.88%, 12/9/2045 250,000 216,433
3.63%, 9/1/2049(b) 200,000 140,830
4.20%, 4/1/2050 50,000 38,814
5.45%, 8/14/2053 75,000 70,522
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 49,264
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Starbucks Corp.,
3.50%, 3/1/2028 250,000 231,347
2.55%, 11/15/2030 200,000 164,223
3.00%, 2/14/2032 140,000 115,835
4.80%, 2/15/2033 100,000 94,095
4.45%, 8/15/2049(b) 250,000 198,244
3.50%, 11/15/2050(b) 200,000 135,075
3,839,396
Household Durables 0 .1%
DR Horton, Inc. ,
2.50%, 10/15/2024(b) 215,000 207,446
1.30%, 10/15/2026 220,000 192,909
Leggett & Platt, Inc. ,
3.50%, 11/15/2051(b) 50,000 31,772
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 83,693
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 49,631
PulteGroup, Inc. ,
6.38%, 5/15/2033 50,000 50,236
Whirlpool Corp. ,
3.70%, 5/1/2025 500,000 483,829
2.40%, 5/15/2031 175,000 138,204
4.70%, 5/14/2032 20,000 18,293
5.50%, 3/1/2033 50,000 47,913
1,303,926
Household Products 0 .1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 79,976
5.60%, 11/15/2032 40,000 40,113
5.00%, 6/15/2052 40,000 35,512
Clorox Co. (The) ,
4.60%, 5/1/2032 100,000 93,117
Colgate-Palmolive Co. ,
4.80%, 3/2/2026(b) 16,000 15,925
4.60%, 3/1/2028 16,000 15,820
3.25%, 8/15/2032(b) 35,000 30,555
4.60%, 3/1/2033 16,000 15,429
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 94,694
6.63%, 8/1/2037(b) 130,000 142,532
3.20%, 7/30/2046 165,000 111,343
2.88%, 2/7/2050(b) 100,000 63,893
Procter & Gamble Co. (The) ,
0.55%, 10/29/2025(b) 240,000 218,242
4.10%, 1/26/2026(b) 150,000 146,700
1.00%, 4/23/2026(b) 170,000 153,763
2.85%, 8/11/2027(b) 250,000 231,405
1.20%, 10/29/2030 100,000 77,402
1.95%, 4/23/2031 300,000 243,243
3.60%, 3/25/2050(b) 300,000 229,083
2,038,747
Independent Power and Renewable Electricity Producers
0 .0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 57,919
2.45%, 1/15/2031(b) 70,000 53,834

28 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028 40,000 39,728
5.80%, 3/1/2033 40,000 39,002
6.13%, 1/15/2034 25,000 24,960
6.25%, 10/1/2039 180,000 174,355
Oglethorpe Power Corp. ,
4.50%, 4/1/2047 40,000 29,877
5.25%, 9/1/2050 200,000 168,764
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 179,257
767,696
Industrial Conglomerates 0 .1%
3M Co. ,
2.00%, 2/14/2025 200,000 189,617
3.00%, 8/7/2025 400,000 380,954
3.05%, 4/15/2030 100,000 86,440
5.70%, 3/15/2037(b) 415,000 411,665
3.25%, 8/26/2049(b) 90,000 57,023
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035 200,000 178,839
General Electric Co. ,
6.75%, 3/15/2032 300,000 325,215
Honeywell International, Inc. ,
4.85%, 11/1/2024 60,000 59,591
1.35%, 6/1/2025(b) 40,000 37,437
2.50%, 11/1/2026(b) 500,000 462,619
1.10%, 3/1/2027(b) 100,000 87,690
4.95%, 2/15/2028 60,000 59,761
4.25%, 1/15/2029 20,000 19,100
2.70%, 8/15/2029(b) 500,000 436,631
1.75%, 9/1/2031(b) 100,000 76,815
5.00%, 2/15/2033(b) 60,000 58,251
4.50%, 1/15/2034 20,000 18,571
2.80%, 6/1/2050 90,000 59,594
Pentair Finance Sarl ,
5.90%, 7/15/2032(b) 30,000 29,302
3,035,115
Industrial REITs 0 .0%
†
Prologis LP ,
4.88%, 6/15/2028 45,000 43,846
2.88%, 11/15/2029 125,000 107,210
2.25%, 4/15/2030(b) 160,000 130,574
1.75%, 7/1/2030 65,000 50,523
1.25%, 10/15/2030(b) 65,000 48,510
2.25%, 1/15/2032 200,000 154,940
4.63%, 1/15/2033 50,000 46,260
4.75%, 6/15/2033 35,000 32,245
5.13%, 1/15/2034(b) 50,000 47,218
3.00%, 4/15/2050 65,000 39,587
2.13%, 10/15/2050 155,000 77,648
5.25%, 6/15/2053 30,000 26,951
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,118
2.15%, 9/1/2031(b) 90,000 67,109
891,739
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance 0 .6%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 442,804
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 44,843
3.25%, 8/15/2051 50,000 32,391
Allstate Corp. (The) ,
5.25%, 3/30/2033(b) 20,000 18,854
(ICE LIBOR USD 3
Month + 2.12%), 6.50%,
5/15/2057(c) 195,000 182,346
American International Group,
Inc. ,
2.50%, 6/30/2025(b) 116,000 109,426
3.90%, 4/1/2026 87,000 83,292
5.13%, 3/27/2033(b) 60,000 55,828
4.80%, 7/10/2045(b) 150,000 125,206
4.38%, 6/30/2050(b) 200,000 155,004
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 166,440
2.05%, 8/23/2031(b) 50,000 38,138
2.60%, 12/2/2031 25,000 19,744
5.00%, 9/12/2032 30,000 28,122
5.35%, 2/28/2033 25,000 23,966
2.90%, 8/23/2051 50,000 29,471
3.90%, 2/28/2052(b) 30,000 21,441
Aon Global Ltd. ,
4.60%, 6/14/2044 250,000 201,615
Arch Capital Finance LLC ,
5.03%, 12/15/2046 250,000 207,911
Arthur J Gallagher & Co. ,
2.40%, 11/9/2031(b) 200,000 153,466
3.05%, 3/9/2052 100,000 57,919
5.75%, 3/2/2053 12,000 10,992
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 444,663
6.65%, 2/1/2033 50,000 49,607
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027 100,000 91,733
4.40%, 5/15/2042(b) 140,000 121,690
4.30%, 5/15/2043(b) 250,000 211,682
4.20%, 8/15/2048 400,000 326,489
4.25%, 1/15/2049(b) 300,000 245,803
2.85%, 10/15/2050 45,000 27,998
3.85%, 3/15/2052(b) 100,000 74,591
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047 150,000 104,179
Brown & Brown, Inc. ,
4.20%, 3/17/2032 30,000 25,955
4.95%, 3/17/2052 25,000 19,907
Chubb Corp. (The) ,
6.00%, 5/11/2037(b) 165,000 167,974
Chubb INA Holdings, Inc. ,
3.35%, 5/3/2026(b) 90,000 85,366
4.35%, 11/3/2045 250,000 205,106
2.85%, 12/15/2051 50,000 30,912
3.05%, 12/15/2061 35,000 20,930
Enstar Group Ltd. ,
3.10%, 9/1/2031 80,000 60,205
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 80,134

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Everest Reinsurance
Holdings, Inc.,
3.13%, 10/15/2052 50,000 29,630
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028(b) 50,000 49,878
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030 200,000 179,778
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 19,270
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 75,000 55,633
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 193,895
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 76,648
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 299,696
Kemper Corp. ,
3.80%, 2/23/2032 30,000 23,616
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 408,730
Loews Corp. ,
4.13%, 5/15/2043 200,000 156,011
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(b)(c) 500,000 462,849
3.70%, 3/16/2032(b) 20,000 17,502
Markel Group, Inc. ,
3.35%, 9/17/2029 475,000 417,898
3.45%, 5/7/2052 100,000 63,609
Marsh & McLennan Cos., Inc. ,
4.38%, 3/15/2029 300,000 284,520
5.75%, 11/1/2032 25,000 25,026
5.40%, 9/15/2033 50,000 48,680
4.20%, 3/1/2048 500,000 386,251
6.25%, 11/1/2052(b) 25,000 25,679
5.70%, 9/15/2053(b) 100,000 96,559
MetLife, Inc. ,
3.60%, 11/13/2025(b) 500,000 480,888
5.38%, 7/15/2033(b) 50,000 48,066
5.70%, 6/15/2035(b) 159,000 155,933
6.40%, 12/15/2036(b) 300,000 293,136
4.88%, 11/13/2043(b) 250,000 216,072
5.00%, 7/15/2052(b) 60,000 51,770
5.25%, 1/15/2054(b) 100,000 89,204
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 37,462
Old Republic International
Corp. ,
3.88%, 8/26/2026 200,000 188,861
Principal Financial Group, Inc. ,
3.40%, 5/15/2025 500,000 479,235
5.38%, 3/15/2033 40,000 38,402
4.30%, 11/15/2046(b) 50,000 37,213
5.50%, 3/15/2053 45,000 39,630
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 36,321
3.00%, 3/15/2032 30,000 25,132
6.25%, 12/1/2032 162,000 167,807
4.95%, 6/15/2033 20,000 18,987
3.70%, 1/26/2045(b) 250,000 180,145
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 187,934
4.60%, 5/15/2044(b) 250,000 207,845
3.91%, 12/7/2047 186,000 134,808
3.94%, 12/7/2049 505,000 363,109
3.70%, 3/13/2051(b) 300,000 208,375
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033 20,000 19,297
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033 60,000 56,439
Travelers Cos., Inc. (The) ,
5.35%, 11/1/2040 250,000 237,563
4.10%, 3/4/2049 200,000 155,000
5.45%, 5/25/2053(b) 20,000 19,064
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033 192,000 203,975
Unum Group ,
4.00%, 6/15/2029(b) 250,000 224,796
4.13%, 6/15/2051(b) 50,000 32,837
W R Berkley Corp. ,
4.00%, 5/12/2050 100,000 70,696
Willis North America, Inc. ,
4.65%, 6/15/2027(b) 50,000 47,858
4.50%, 9/15/2028(b) 400,000 375,111
2.95%, 9/15/2029 65,000 55,399
5.35%, 5/15/2033 20,000 18,657
13,128,528
Interactive Media & Services 0 .1%
Alphabet, Inc. ,
0.45%, 8/15/2025 45,000 41,217
2.00%, 8/15/2026(b) 500,000 460,059
0.80%, 8/15/2027(b) 90,000 77,209
1.10%, 8/15/2030(b) 165,000 128,440
1.90%, 8/15/2040 100,000 62,536
2.05%, 8/15/2050 500,000 272,979
2.25%, 8/15/2060 200,000 106,821
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 189,445
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 216,915
4.60%, 5/15/2028(b) 60,000 58,693
4.80%, 5/15/2030(b) 60,000 58,442
3.85%, 8/15/2032 195,000 173,003
4.95%, 5/15/2033(b) 60,000 57,501
4.45%, 8/15/2052 265,000 209,765
5.60%, 5/15/2053 310,000 293,402
4.65%, 8/15/2062 180,000 143,193
5.75%, 5/15/2063 60,000 56,559
2,606,179
IT Services 0 .1%
CGI, Inc. ,
1.45%, 9/14/2026 50,000 44,105

30 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
IT Services
CGI, Inc.,
2.30%, 9/14/2031 50,000 37,529
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 87,956
2.38%, 9/15/2028(b) 100,000 81,304
International Business
Machines Corp. ,
4.50%, 2/6/2026(b) 300,000 293,442
3.30%, 5/15/2026(b) 400,000 379,507
1.70%, 5/15/2027(b) 300,000 262,826
3.50%, 5/15/2029(b) 400,000 361,668
1.95%, 5/15/2030(b) 400,000 321,283
5.88%, 11/29/2032 53,000 54,568
4.15%, 5/15/2039 300,000 244,187
4.00%, 6/20/2042(b) 150,000 116,831
4.25%, 5/15/2049(b) 300,000 231,549
5.10%, 2/6/2053 200,000 175,350
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031 150,000 113,609
2,805,714
Leisure Products 0 .0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 47,584
4.40%, 9/15/2032(b) 100,000 81,356
5.10%, 4/1/2052 30,000 20,628
Hasbro, Inc. ,
3.00%, 11/19/2024 100,000 96,490
3.55%, 11/19/2026 100,000 93,150
3.90%, 11/19/2029(b) 100,000 88,462
5.10%, 5/15/2044 100,000 81,711
509,381
Life Sciences Tools & Services 0 .1%
Agilent Technologies, Inc. ,
2.75%, 9/15/2029 165,000 141,059
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032(b) 50,000 42,089
Danaher Corp. ,
3.35%, 9/15/2025(b) 250,000 240,175
2.80%, 12/10/2051 140,000 85,332
Illumina, Inc. ,
5.80%, 12/12/2025 100,000 99,354
5.75%, 12/13/2027 100,000 98,325
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 49,800
3.30%, 9/15/2029(b) 100,000 86,770
2.25%, 9/15/2031(b) 35,000 26,601
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026(b) 100,000 98,984
4.80%, 11/21/2027 65,000 64,246
1.75%, 10/15/2028(b) 115,000 97,311
2.60%, 10/1/2029 325,000 279,524
4.98%, 8/10/2030 65,000 63,268
2.00%, 10/15/2031(b) 55,000 42,658
4.95%, 11/21/2032 70,000 67,285
5.09%, 8/10/2033 80,000 77,356
2.80%, 10/15/2041 30,000 20,217
5.40%, 8/10/2043(b) 90,000 85,993
5.30%, 2/1/2044 100,000 93,815
1,860,162
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery 0 .2%
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 61,174
6.05%, 8/15/2036 177,000 185,843
3.80%, 8/15/2042(b) 300,000 240,102
3.25%, 9/19/2049(b) 330,000 231,330
CNH Industrial Capital LLC ,
3.95%, 5/23/2025 30,000 29,071
5.45%, 10/14/2025(b) 100,000 99,223
1.45%, 7/15/2026(b) 150,000 133,643
4.55%, 4/10/2028(b) 40,000 38,003
5.50%, 1/12/2029 100,000 98,269
Cummins, Inc. ,
2.60%, 9/1/2050(b) 50,000 28,876
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 206,478
Dover Corp. ,
2.95%, 11/4/2029 45,000 38,656
5.38%, 3/1/2041 100,000 92,356
Flowserve Corp. ,
2.80%, 1/15/2032(b) 100,000 76,514
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 186,177
Nordson Corp. ,
5.80%, 9/15/2033 25,000 24,420
nVent Finance Sarl ,
5.65%, 5/15/2033(b) 40,000 37,221
Otis Worldwide Corp. ,
5.25%, 8/16/2028(b) 30,000 29,489
3.11%, 2/15/2040(b) 300,000 214,202
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 62,100
4.50%, 9/15/2029 95,000 89,919
4.20%, 11/21/2034 300,000 260,548
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 100,778
4.25%, 11/15/2028(b) 250,000 232,995
2.30%, 3/15/2030(b) 500,000 401,509
3.00%, 5/15/2032 40,000 32,357
Westinghouse Air Brake
Technologies Corp. ,
4.70%, 9/15/2028(e) 250,000 235,079
3,466,332
Media 0 .6%
Charter Communications
Operating LLC ,
4.91%, 7/23/2025 410,000 400,632
4.20%, 3/15/2028 200,000 183,568
2.25%, 1/15/2029 100,000 81,558
5.05%, 3/30/2029(b) 150,000 140,213
2.30%, 2/1/2032 300,000 218,632
4.40%, 4/1/2033(b) 75,000 63,790
6.38%, 10/23/2035 300,000 279,523
3.50%, 3/1/2042 100,000 61,797
5.38%, 5/1/2047 400,000 304,809
5.75%, 4/1/2048 350,000 279,461
4.80%, 3/1/2050 500,000 349,633
3.90%, 6/1/2052 200,000 119,576
5.25%, 4/1/2053 180,000 134,551
6.83%, 10/23/2055 150,000 132,547
3.85%, 4/1/2061 310,000 173,249

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp. ,
3.95%, 10/15/2025(b) 500,000 485,123
5.35%, 11/15/2027 55,000 54,971
3.15%, 2/15/2028(b) 500,000 457,261
4.15%, 10/15/2028(b) 800,000 757,804
4.55%, 1/15/2029(b) 80,000 76,827
2.65%, 2/1/2030(b) 300,000 253,397
3.40%, 4/1/2030(b) 165,000 145,541
1.95%, 1/15/2031(b) 700,000 547,294
5.50%, 11/15/2032 60,000 59,308
4.25%, 1/15/2033 250,000 224,861
4.65%, 2/15/2033(b) 160,000 149,795
7.05%, 3/15/2033(b) 295,000 321,909
4.80%, 5/15/2033(b) 80,000 75,051
4.40%, 8/15/2035 200,000 176,651
6.50%, 11/15/2035 100,000 105,838
3.90%, 3/1/2038 250,000 204,179
3.40%, 7/15/2046(b) 250,000 170,296
3.97%, 11/1/2047 443,000 330,516
4.70%, 10/15/2048(b) 400,000 338,317
4.00%, 11/1/2049 450,000 333,921
2.89%, 11/1/2051 500,000 294,670
2.45%, 8/15/2052 300,000 162,690
5.35%, 5/15/2053(b) 80,000 72,944
2.94%, 11/1/2056 527,000 299,508
2.65%, 8/15/2062 300,000 157,192
5.50%, 5/15/2064 80,000 72,796
Discovery Communications
LLC ,
3.45%, 3/15/2025 270,000 259,522
4.90%, 3/11/2026(b) 115,000 112,242
3.95%, 3/20/2028(b) 500,000 455,510
3.63%, 5/15/2030(b) 200,000 169,288
5.00%, 9/20/2037 125,000 101,864
4.00%, 9/15/2055 330,000 197,991
Fox Corp. ,
5.58%, 1/25/2049(b) 300,000 251,297
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 243,067
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 125,562
5.38%, 6/15/2033 24,000 22,412
3.38%, 3/1/2041 70,000 46,296
Omnicom Group, Inc. ,
3.60%, 4/15/2026(b) 200,000 189,969
Paramount Global ,
5.50%, 5/15/2033(b) 118,000 101,148
4.38%, 3/15/2043 459,000 296,876
4.60%, 1/15/2045 250,000 159,749
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 640,756
12,625,748
Metals & Mining 0 .2%
ArcelorMittal SA ,
6.55%, 11/29/2027(b) 40,000 40,575
6.80%, 11/29/2032(b) 40,000 39,726
7.00%, 10/15/2039(b)(e) 100,000 100,177
Barrick North America Finance
LLC ,
5.75%, 5/1/2043 100,000 96,218
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026 60,000 59,163
6.42%, 3/1/2026 80,000 81,515
5.25%, 9/8/2026 100,000 99,351
4.75%, 2/28/2028(b) 60,000 58,416
5.10%, 9/8/2028 100,000 98,149
5.25%, 9/8/2030 100,000 97,668
4.90%, 2/28/2033(b) 35,000 33,240
5.25%, 9/8/2033 100,000 96,488
5.00%, 9/30/2043(b) 400,000 360,723
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 320,333
Newmont Corp. ,
2.60%, 7/15/2032 115,000 90,080
5.88%, 4/1/2035(b) 236,000 232,759
4.88%, 3/15/2042 150,000 128,315
Nucor Corp. ,
3.95%, 5/23/2025 60,000 58,197
4.30%, 5/23/2027 60,000 57,583
5.20%, 8/1/2043(b) 200,000 180,790
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 200,150
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 179,332
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033(b) 55,000 52,790
4.13%, 8/21/2042(b) 250,000 201,493
5.13%, 3/9/2053 60,000 54,615
Southern Copper Corp. ,
3.88%, 4/23/2025 50,000 48,000
6.75%, 4/16/2040 250,000 261,917
5.88%, 4/23/2045(b) 100,000 93,074
Steel Dynamics, Inc. ,
3.25%, 1/15/2031 200,000 169,286
Teck Resources Ltd. ,
6.25%, 7/15/2041(b) 250,000 232,398
Vale Overseas Ltd. ,
3.75%, 7/8/2030 300,000 255,758
6.13%, 6/12/2033 250,000 241,444
6.88%, 11/10/2039(b) 175,000 175,172
4,494,895
Multi-Utilities 0 .4%
Ameren Corp. ,
1.95%, 3/15/2027(b) 80,000 71,280
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 35,012
2.90%, 6/15/2051 100,000 60,313
5.90%, 12/1/2052 100,000 99,854
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043(b) 400,000 351,445
4.60%, 5/1/2053(b) 90,000 70,297
Black Hills Corp. ,
5.95%, 3/15/2028 100,000 99,964
3.05%, 10/15/2029 210,000 177,466
3.88%, 10/15/2049 100,000 66,886
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026 25,000 24,678
2.65%, 6/1/2031 85,000 67,890

32 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031 50,000 40,179
5.20%, 3/1/2033(b) 40,000 38,617
3.95%, 3/1/2043 500,000 376,301
4.50%, 12/1/2045 150,000 119,409
6.15%, 11/15/2052(b) 200,000 201,285
4.63%, 12/1/2054(b) 150,000 118,425
3.70%, 11/15/2059 50,000 32,542
3.60%, 6/15/2061(b) 200,000 129,279
Consumers Energy Co. ,
4.65%, 3/1/2028(b) 200,000 195,327
4.90%, 2/15/2029 100,000 97,770
4.63%, 5/15/2033(b) 100,000 93,090
4.35%, 4/15/2049 300,000 241,769
3.10%, 8/15/2050 45,000 29,003
2.65%, 8/15/2052 15,000 8,663
2.50%, 5/1/2060 100,000 52,317
Dominion Energy, Inc. ,
Series D, 2.85%,
8/15/2026(b) 500,000 461,802
Series C, 3.38%,
4/1/2030(b) 300,000 258,072
Series C, 2.25%,
8/15/2031(b) 30,000 23,203
Series A, 4.35%, 8/15/2032 40,000 35,739
5.38%, 11/15/2032(b) 50,000 47,736
Series E, 6.30%, 3/15/2033 10,000 10,154
Series B, 5.95%, 6/15/2035 151,000 147,910
Series C, 4.90%, 8/1/2041 600,000 501,392
Series B, 4.85%, 8/15/2052 40,000 32,332
DTE Energy Co. ,
4.22%, 11/1/2024(e) 90,000 88,322
Series F, 1.05%, 6/1/2025 170,000 156,825
4.88%, 6/1/2028 100,000 96,644
2.95%, 3/1/2030 50,000 41,857
NiSource, Inc. ,
0.95%, 8/15/2025 160,000 145,921
2.95%, 9/1/2029 250,000 215,470
1.70%, 2/15/2031(b) 85,000 63,567
5.95%, 6/15/2041(b) 300,000 286,281
5.00%, 6/15/2052 70,000 58,371
Puget Energy, Inc. ,
3.65%, 5/15/2025 250,000 239,640
2.38%, 6/15/2028(b) 200,000 171,084
4.22%, 3/15/2032(b) 40,000 34,132
Puget Sound Energy, Inc. ,
5.64%, 4/15/2041 200,000 185,110
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028 100,000 97,350
Series VVV, 1.70%,
10/1/2030 100,000 77,192
4.15%, 5/15/2048(b) 200,000 152,013
3.32%, 4/15/2050 200,000 127,619
5.35%, 4/1/2053 95,000 86,276
Sempra ,
5.40%, 8/1/2026 50,000 49,470
3.40%, 2/1/2028(b) 300,000 273,053
5.50%, 8/1/2033(b) 50,000 47,833
6.00%, 10/15/2039 220,000 208,975
4.00%, 2/1/2048 150,000 108,184
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 188,738
5.75%, 9/15/2033 50,000 49,016
4.40%, 6/1/2043(b) 250,000 189,536
Series 21A, 3.15%,
9/30/2051 100,000 59,257
WEC Energy Group, Inc. ,
4.75%, 1/9/2026(b) 70,000 68,571
5.60%, 9/12/2026 25,000 24,996
5.15%, 10/1/2027(b) 100,000 98,324
4.75%, 1/15/2028 50,000 48,346
1.80%, 10/15/2030 300,000 227,928
8,383,302
Office REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033(b) 300,000 212,383
4.85%, 4/15/2049 300,000 234,325
3.55%, 3/15/2052 70,000 44,442
5.15%, 4/15/2053 70,000 58,393
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 224,158
2.90%, 3/15/2030 100,000 79,145
2.45%, 10/1/2033(b) 300,000 204,750
Corporate Office Properties
LP ,
2.00%, 1/15/2029(b) 100,000 78,325
2.90%, 12/1/2033(b) 100,000 70,050
Highwoods Realty LP ,
3.05%, 2/15/2030(b) 250,000 192,128
Kilroy Realty LP ,
3.05%, 2/15/2030(b) 100,000 78,566
1,476,665
Oil, Gas & Consumable Fuels 1 .7%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 158,876
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 207,603
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026 500,000 477,879
4.23%, 11/6/2028(b) 400,000 380,345
2.72%, 1/12/2032(b) 400,000 324,659
4.81%, 2/13/2033(b) 50,000 46,794
4.89%, 9/11/2033(b) 40,000 37,553
3.06%, 6/17/2041 50,000 34,518
3.00%, 2/24/2050 200,000 124,704
2.77%, 11/10/2050 300,000 176,622
2.94%, 6/4/2051 150,000 91,584
3.00%, 3/17/2052(b) 50,000 30,662
3.38%, 2/8/2061 50,000 31,230
BP Capital Markets plc ,
3.28%, 9/19/2027(b) 300,000 278,556
3.72%, 11/28/2028 500,000 460,738
Canadian Natural Resources
Ltd. ,
3.90%, 2/1/2025 500,000 485,411
6.25%, 3/15/2038(b) 340,000 329,377

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 34,966
6.75%, 11/15/2039 17,000 16,959
5.40%, 6/15/2047(b) 120,000 103,067
3.75%, 2/15/2052 25,000 16,540
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027(b) 250,000 242,938
3.70%, 11/15/2029(b) 65,000 57,663
2.74%, 12/31/2039(b) 100,000 74,779
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 271,642
4.00%, 3/1/2031 300,000 256,481
3.25%, 1/31/2032(b) 200,000 158,959
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 300,000 275,835
Chevron Corp. ,
1.55%, 5/11/2025(b) 200,000 188,173
2.95%, 5/16/2026 300,000 283,705
2.00%, 5/11/2027(b) 120,000 107,538
2.24%, 5/11/2030 60,000 50,017
3.08%, 5/11/2050 25,000 16,772
Chevron USA, Inc. ,
0.69%, 8/12/2025(b) 140,000 128,554
1.02%, 8/12/2027(b) 120,000 103,133
3.85%, 1/15/2028 50,000 47,520
2.34%, 8/12/2050 200,000 113,040
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 129,862
CNOOC Finance 2015 USA
LLC ,
3.50%, 5/5/2025 500,000 483,264
CNOOC Petroleum North
America ULC ,
5.88%, 3/10/2035 133,000 132,356
6.40%, 5/15/2037 200,000 206,868
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 88,468
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 183,426
6.50%, 2/1/2039 300,000 321,239
ConocoPhillips Co. ,
2.40%, 3/7/2025 6,000 5,737
5.05%, 9/15/2033 70,000 67,012
3.76%, 3/15/2042 250,000 191,514
4.30%, 11/15/2044 155,000 125,458
3.80%, 3/15/2052(b) 50,000 36,251
5.30%, 5/15/2053 40,000 36,733
5.55%, 3/15/2054(b) 50,000 47,521
4.03%, 3/15/2062 200,000 143,693
5.70%, 9/15/2063 50,000 47,636
Continental Resources, Inc. ,
4.90%, 6/1/2044 60,000 44,078
Devon Energy Corp. ,
5.88%, 6/15/2028 100,000 99,665
4.75%, 5/15/2042(b) 300,000 238,343
Diamondback Energy, Inc. ,
3.50%, 12/1/2029(b) 100,000 88,736
6.25%, 3/15/2033(b) 35,000 35,020
4.40%, 3/24/2051 50,000 36,855
6.25%, 3/15/2053 60,000 57,239
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029 200,000 170,008
Enbridge Energy Partners LP ,
5.88%, 10/15/2025(b) 250,000 249,915
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 84,441
3.70%, 7/15/2027 500,000 464,814
3.13%, 11/15/2029(b) 150,000 129,296
5.70%, 3/8/2033 380,000 364,040
2.50%, 8/1/2033(b) 200,000 148,352
4.00%, 11/15/2049(b) 250,000 175,643
3.40%, 8/1/2051(b) 65,000 40,583
Energy Transfer LP ,
4.75%, 1/15/2026(b) 250,000 243,258
5.55%, 2/15/2028(b) 50,000 49,116
3.75%, 5/15/2030 60,000 52,266
5.75%, 2/15/2033(b) 30,000 28,838
6.05%, 6/1/2041 75,000 67,972
6.50%, 2/1/2042 250,000 239,019
5.00%, 5/15/2044(e) 150,000 117,275
5.35%, 5/15/2045(b) 500,000 409,999
5.30%, 4/15/2047 300,000 243,682
6.25%, 4/15/2049 450,000 412,885
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026 70,000 69,238
2.80%, 1/31/2030 120,000 101,865
5.35%, 1/31/2033(b) 70,000 68,435
6.13%, 10/15/2039 285,000 284,635
4.45%, 2/15/2043 500,000 409,158
4.85%, 3/15/2044 100,000 85,866
4.25%, 2/15/2048 250,000 195,715
4.80%, 2/1/2049 300,000 254,117
3.70%, 1/31/2051 250,000 176,817
3.20%, 2/15/2052 80,000 51,078
4.95%, 10/15/2054 200,000 168,963
EOG Resources, Inc. ,
4.95%, 4/15/2050(b) 60,000 53,086
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 277,492
Equinor ASA ,
3.25%, 11/10/2024 500,000 487,323
3.70%, 4/6/2050 500,000 365,027
Exxon Mobil Corp. ,
2.71%, 3/6/2025(b) 500,000 481,568
3.04%, 3/1/2026(b) 235,000 222,848
2.28%, 8/16/2026(b) 100,000 92,468
3.29%, 3/19/2027(b) 200,000 188,856
3.48%, 3/19/2030 250,000 225,743
2.61%, 10/15/2030 250,000 211,094
4.23%, 3/19/2040 200,000 170,395
4.11%, 3/1/2046(b) 400,000 321,097
3.10%, 8/16/2049 250,000 165,467
4.33%, 3/19/2050 326,000 267,639
3.45%, 4/15/2051 274,000 191,710
Hess Corp. ,
4.30%, 4/1/2027 500,000 474,939
5.60%, 2/15/2041(b) 250,000 225,742
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 250,000 236,424

34 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Kinder Morgan Energy
Partners LP,
5.00%, 8/15/2042(b) 350,000 282,993
Kinder Morgan, Inc. ,
4.30%, 6/1/2025(b) 160,000 155,903
1.75%, 11/15/2026(b) 300,000 266,816
2.00%, 2/15/2031(b) 50,000 38,175
4.80%, 2/1/2033 60,000 54,092
5.20%, 6/1/2033(b) 90,000 83,243
5.30%, 12/1/2034 350,000 320,628
5.55%, 6/1/2045 400,000 343,743
5.05%, 2/15/2046 250,000 199,953
3.25%, 8/1/2050 50,000 29,742
5.45%, 8/1/2052(b) 60,000 50,998
Magellan Midstream Partners
LP ,
4.25%, 9/15/2046 250,000 176,850
3.95%, 3/1/2050 25,000 16,733
Marathon Oil Corp. ,
6.80%, 3/15/2032 118,000 119,780
6.60%, 10/1/2037(b) 70,000 68,175
Marathon Petroleum Corp. ,
6.50%, 3/1/2041 250,000 247,302
MPLX LP ,
4.88%, 6/1/2025 250,000 245,216
1.75%, 3/1/2026(b) 160,000 145,080
4.25%, 12/1/2027 350,000 328,760
4.00%, 3/15/2028 500,000 462,540
2.65%, 8/15/2030(b) 190,000 153,432
4.95%, 9/1/2032 90,000 81,964
5.00%, 3/1/2033 35,000 31,893
4.50%, 4/15/2038 250,000 202,596
4.70%, 4/15/2048 200,000 151,600
5.50%, 2/15/2049 300,000 253,911
4.95%, 3/14/2052(b) 110,000 86,058
Occidental Petroleum Corp. ,
6.63%, 9/1/2030(b) 210,000 212,782
6.13%, 1/1/2031 300,000 295,694
6.45%, 9/15/2036 250,000 245,484
4.20%, 3/15/2048 180,000 124,374
ONEOK Partners LP ,
4.90%, 3/15/2025 500,000 491,040
6.13%, 2/1/2041(b) 100,000 92,600
ONEOK, Inc. ,
5.55%, 11/1/2026 100,000 99,348
4.00%, 7/13/2027 500,000 467,848
5.65%, 11/1/2028 100,000 98,705
4.35%, 3/15/2029 100,000 92,226
5.80%, 11/1/2030 75,000 73,429
6.05%, 9/1/2033 100,000 98,243
5.20%, 7/15/2048(b) 250,000 204,629
6.63%, 9/1/2053 50,000 48,960
Ovintiv, Inc. ,
5.65%, 5/15/2025 60,000 59,657
5.65%, 5/15/2028(b) 60,000 58,688
6.25%, 7/15/2033 40,000 38,676
6.50%, 2/1/2038 250,000 238,764
7.10%, 7/15/2053 40,000 39,652
Phillips 66 ,
4.65%, 11/15/2034 200,000 179,734
5.88%, 5/1/2042 382,000 372,146
4.88%, 11/15/2044 300,000 257,172
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Phillips 66 Co. ,
3.61%, 2/15/2025 500,000 484,773
4.95%, 12/1/2027 40,000 39,199
5.30%, 6/30/2033 50,000 47,847
4.90%, 10/1/2046 50,000 41,485
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026(b) 30,000 29,614
1.90%, 8/15/2030(b) 200,000 156,910
2.15%, 1/15/2031(b) 300,000 236,730
Plains All American Pipeline
LP ,
4.65%, 10/15/2025 200,000 194,187
5.15%, 6/1/2042 250,000 197,794
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 1,000,000 970,117
4.50%, 5/15/2030(b) 400,000 366,824
5.90%, 9/15/2037(b) 60,000 59,059
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 75,947
Suncor Energy, Inc. ,
6.50%, 6/15/2038 350,000 348,765
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 58,795
6.13%, 3/15/2033 100,000 98,030
6.25%, 7/1/2052 60,000 55,095
6.50%, 2/15/2053 100,000 95,438
Targa Resources Partners LP ,
4.00%, 1/15/2032(b) 100,000 84,148
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 274,362
2.83%, 1/10/2030 500,000 433,660
3.13%, 5/29/2050 200,000 130,353
3.39%, 6/29/2060 100,000 64,154
TransCanada PipeLines Ltd. ,
1.00%, 10/12/2024 95,000 90,248
4.88%, 1/15/2026 285,000 279,169
4.25%, 5/15/2028(b) 500,000 468,444
2.50%, 10/12/2031(b) 100,000 77,432
5.85%, 3/15/2036 450,000 429,256
7.63%, 1/15/2039 110,000 121,266
6.10%, 6/1/2040(b) 200,000 193,109
Valero Energy Corp. ,
2.80%, 12/1/2031 100,000 79,842
7.50%, 4/15/2032 118,000 128,452
6.63%, 6/15/2037 200,000 205,026
3.65%, 12/1/2051 50,000 32,150
Western Midstream Operating
LP ,
5.30%, 3/1/2048 120,000 93,665
5.25%, 2/1/2050(b)(e) 100,000 77,904
Williams Cos., Inc. (The) ,
4.00%, 9/15/2025(b) 500,000 481,754
5.40%, 3/2/2026 55,000 54,573
3.75%, 6/15/2027 300,000 278,934
5.30%, 8/15/2028(b) 200,000 195,628
3.50%, 11/15/2030(b) 400,000 344,891
4.65%, 8/15/2032(b) 60,000 54,580
5.65%, 3/15/2033 100,000 96,629
5.80%, 11/15/2043(b) 250,000 227,238

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Williams Cos., Inc. (The),
4.90%, 1/15/2045(b) 350,000 281,552
36,611,628
Paper & Forest Products 0 .0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031(b) 50,000 59,094
Suzano Austria GmbH ,
2.50%, 9/15/2028 200,000 166,176
6.00%, 1/15/2029 200,000 194,634
5.00%, 1/15/2030 200,000 182,696
602,600
Passenger Airlines 0 .0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 283,913 234,119
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 268,139
2.63%, 2/10/2030 50,000 41,194
543,452
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The) ,
2.00%, 12/1/2024 85,000 81,597
2.38%, 12/1/2029 35,000 29,444
1.95%, 3/15/2031(b) 100,000 78,347
3.13%, 12/1/2049(b) 150,000 97,601
Haleon US Capital LLC ,
3.38%, 3/24/2027(b) 400,000 371,099
3.63%, 3/24/2032 500,000 428,826
Kenvue, Inc. ,
5.05%, 3/22/2028(f) 105,000 103,610
5.00%, 3/22/2030(b)(f) 80,000 77,943
4.90%, 3/22/2033(f) 140,000 133,798
5.10%, 3/22/2043(b)(f) 60,000 55,368
5.05%, 3/22/2053(f) 100,000 90,832
5.20%, 3/22/2063(f) 45,000 40,595
1,589,060
Pharmaceuticals 1 .0%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 179,686
4.88%, 3/3/2028 100,000 98,247
1.75%, 5/28/2028 125,000 106,995
4.90%, 3/3/2030(b) 100,000 97,426
2.25%, 5/28/2031 35,000 28,196
4.88%, 3/3/2033 100,000 96,485
AstraZeneca plc ,
3.38%, 11/16/2025(b) 500,000 479,754
0.70%, 4/8/2026(b) 200,000 178,520
1.38%, 8/6/2030 200,000 155,104
6.45%, 9/15/2037 200,000 216,063
4.00%, 9/18/2042 250,000 202,991
2.13%, 8/6/2050 85,000 46,221
3.00%, 5/28/2051 180,000 117,682
Bristol-Myers Squibb Co. ,
3.20%, 6/15/2026(b) 132,000 125,217
3.90%, 2/20/2028 750,000 708,826
3.40%, 7/26/2029(b) 400,000 362,371
2.95%, 3/15/2032(b) 140,000 116,850
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
4.13%, 6/15/2039 300,000 250,183
2.35%, 11/13/2040 350,000 221,448
3.25%, 8/1/2042 250,000 177,211
4.55%, 2/20/2048 195,000 162,733
4.25%, 10/26/2049 400,000 316,878
2.55%, 11/13/2050 300,000 171,334
Eli Lilly & Co. ,
2.75%, 6/1/2025(b) 95,000 91,039
4.70%, 2/27/2033(b) 40,000 38,507
2.25%, 5/15/2050 300,000 169,039
4.88%, 2/27/2053 40,000 36,744
2.50%, 9/15/2060 150,000 81,413
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 284,064
5.38%, 4/15/2034(b) 201,000 204,106
6.38%, 5/15/2038(b) 500,000 542,692
4.20%, 3/18/2043(b) 300,000 250,442
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 234,818
0.95%, 9/1/2027(b) 300,000 257,784
1.30%, 9/1/2030(b) 300,000 235,892
4.95%, 5/15/2033 263,000 264,147
3.63%, 3/3/2037(b) 100,000 84,273
3.70%, 3/1/2046 250,000 194,688
3.75%, 3/3/2047 100,000 78,754
2.45%, 9/1/2060 500,000 276,953
Merck & Co., Inc. ,
2.75%, 2/10/2025(b) 220,000 212,478
1.70%, 6/10/2027(b) 170,000 150,591
4.05%, 5/17/2028(b) 30,000 28,868
1.90%, 12/10/2028(b) 130,000 110,908
3.40%, 3/7/2029 400,000 365,579
4.30%, 5/17/2030 60,000 56,707
2.15%, 12/10/2031(b) 115,000 90,940
4.50%, 5/17/2033(b) 35,000 32,754
3.90%, 3/7/2039 100,000 83,141
3.60%, 9/15/2042(b) 250,000 191,449
4.15%, 5/18/2043(b) 350,000 291,973
4.90%, 5/17/2044(b) 40,000 36,486
3.70%, 2/10/2045 400,000 305,973
4.00%, 3/7/2049 350,000 275,618
2.75%, 12/10/2051 70,000 42,277
5.00%, 5/17/2053 35,000 31,831
2.90%, 12/10/2061 100,000 57,544
5.15%, 5/17/2063(b) 25,000 22,799
Novartis Capital Corp. ,
3.00%, 11/20/2025(b) 300,000 285,915
3.10%, 5/17/2027(b) 500,000 467,528
2.20%, 8/14/2030 300,000 248,657
4.40%, 5/6/2044 200,000 172,640
4.00%, 11/20/2045 200,000 161,388
Pfizer Investment Enterprises
Pte. Ltd. ,
4.65%, 5/19/2025 300,000 295,854
4.45%, 5/19/2026(b) 300,000 293,072
4.45%, 5/19/2028 300,000 289,235
4.65%, 5/19/2030 500,000 479,152
4.75%, 5/19/2033(b) 695,000 656,968
5.30%, 5/19/2053(b) 820,000 761,905
Pfizer, Inc. ,
0.80%, 5/28/2025 125,000 115,805

36 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Pfizer, Inc.,
3.00%, 12/15/2026(b) 300,000 280,859
2.63%, 4/1/2030(b) 100,000 85,405
1.70%, 5/28/2030(b) 140,000 112,238
1.75%, 8/18/2031(b) 100,000 77,484
7.20%, 3/15/2039 525,000 604,240
2.55%, 5/28/2040 45,000 30,268
4.00%, 3/15/2049(b) 500,000 396,545
2.70%, 5/28/2050 65,000 40,699
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 187,187
Royalty Pharma plc ,
2.20%, 9/2/2030(b) 50,000 38,816
2.15%, 9/2/2031 35,000 26,191
3.55%, 9/2/2050 200,000 122,240
3.35%, 9/2/2051 50,000 28,933
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 925,000 863,784
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 293,597
2.05%, 3/31/2030(b) 200,000 160,828
3.03%, 7/9/2040(b) 200,000 138,864
3.18%, 7/9/2050 300,000 189,839
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 500,000 468,373
5.25%, 6/15/2046(b) 100,000 73,845
Viatris, Inc. ,
1.65%, 6/22/2025 200,000 184,741
2.30%, 6/22/2027(b) 400,000 344,176
2.70%, 6/22/2030 150,000 117,263
3.85%, 6/22/2040 300,000 195,386
4.00%, 6/22/2050 100,000 60,454
Wyeth LLC ,
6.50%, 2/1/2034 206,000 221,550
Zoetis, Inc. ,
4.50%, 11/13/2025 230,000 225,206
3.90%, 8/20/2028(b) 350,000 328,853
3.00%, 5/15/2050 300,000 189,506
20,645,181
Professional Services 0 .1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 103,670
1.25%, 9/1/2030(b) 100,000 77,187
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026(b) 215,000 201,952
2.60%, 5/1/2031 135,000 107,141
Concentrix Corp. ,
6.65%, 8/2/2026(b) 50,000 49,699
6.60%, 8/2/2028(b) 50,000 48,241
6.85%, 8/2/2033(b) 50,000 46,185
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 43,698
5.10%, 6/1/2028 40,000 38,652
2.35%, 9/15/2031(b) 100,000 75,982
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 100,000 99,709
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Jacobs Engineering Group,
Inc.,
5.90%, 3/1/2033 75,000 71,065
Thomson Reuters Corp. ,
3.35%, 5/15/2026(b) 280,000 264,425
Verisk Analytics, Inc. ,
4.00%, 6/15/2025 250,000 242,477
5.75%, 4/1/2033 55,000 54,692
3.63%, 5/15/2050(b) 85,000 57,014
1,581,789
Real Estate Management & Development 0 .0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026(b) 500,000 486,450
5.95%, 8/15/2034 25,000 23,580
510,030
Residential REITs 0 .1%
AvalonBay Communities, Inc. ,
3.45%, 6/1/2025(b) 395,000 380,695
1.90%, 12/1/2028 200,000 168,580
3.30%, 6/1/2029 20,000 17,687
2.45%, 1/15/2031 210,000 169,427
2.05%, 1/15/2032 85,000 65,892
ERP Operating LP ,
1.85%, 8/1/2031 30,000 22,731
4.50%, 7/1/2044(b) 200,000 158,930
Essential Properties LP ,
2.95%, 7/15/2031 100,000 72,904
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 283,276
4.00%, 3/1/2029 100,000 90,834
3.00%, 1/15/2030(b) 75,000 62,315
2.65%, 3/15/2032 35,000 26,937
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028(b) 125,000 104,586
5.45%, 8/15/2030 60,000 57,141
4.15%, 4/15/2032 100,000 86,007
5.50%, 8/15/2033(b) 90,000 84,004
2.70%, 1/15/2034 30,000 21,887
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 26,430
2.75%, 3/15/2030 50,000 42,059
Spirit Realty LP ,
3.40%, 1/15/2030(b) 250,000 209,295
Sun Communities Operating
LP ,
2.30%, 11/1/2028 65,000 53,946
2.70%, 7/15/2031(b) 55,000 42,329
4.20%, 4/15/2032 30,000 25,596
5.70%, 1/15/2033(b) 100,000 94,491
UDR, Inc. ,
3.00%, 8/15/2031(b) 250,000 203,030
1.90%, 3/15/2033 55,000 38,602
2,609,611
Retail REITs 0 .1%
Brixmor Operating Partnership
LP ,
2.50%, 8/16/2031(b) 100,000 75,609

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 19,432
3.50%, 6/1/2030(b) 200,000 170,206
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 18,766
4.45%, 9/1/2047 250,000 184,742
NNN REIT, Inc. ,
2.50%, 4/15/2030 300,000 242,442
5.60%, 10/15/2033 25,000 23,556
3.50%, 4/15/2051 40,000 25,143
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031(b) 100,000 73,434
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 61,991
4.70%, 12/15/2028 40,000 38,141
3.25%, 1/15/2031(b) 65,000 54,619
5.63%, 10/13/2032(b) 45,000 43,504
2.85%, 12/15/2032(b) 400,000 312,472
1.80%, 3/15/2033 55,000 38,638
4.90%, 7/15/2033 60,000 54,826
Regency Centers LP ,
2.95%, 9/15/2029(b) 50,000 42,555
3.70%, 6/15/2030 300,000 261,002
SITE Centers Corp. ,
3.63%, 2/1/2025 500,000 475,975
2,217,053
Semiconductors & Semiconductor Equipment 0 .6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032(b) 75,000 67,407
4.39%, 6/1/2052(b) 85,000 69,244
Analog Devices, Inc. ,
2.80%, 10/1/2041(b) 175,000 116,817
Applied Materials, Inc. ,
3.30%, 4/1/2027 200,000 187,479
1.75%, 6/1/2030 60,000 47,990
5.10%, 10/1/2035(b) 250,000 245,988
2.75%, 6/1/2050(b) 85,000 53,756
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 469,803
Broadcom, Inc. ,
3.15%, 11/15/2025(b) 26,000 24,576
4.00%, 4/15/2029(b)(f) 95,000 85,727
4.15%, 11/15/2030 121,000 107,174
2.45%, 2/15/2031(f) 500,000 390,803
4.15%, 4/15/2032(f) 80,000 69,425
4.30%, 11/15/2032 200,000 174,488
3.42%, 4/15/2033(b)(f) 84,000 67,188
3.47%, 4/15/2034(f) 1,000,000 785,411
3.14%, 11/15/2035(f) 300,000 218,724
4.93%, 5/15/2037(f) 363,000 312,879
3.50%, 2/15/2041(f) 100,000 69,504
Intel Corp. ,
3.40%, 3/25/2025(b) 300,000 290,662
3.70%, 7/29/2025 500,000 483,951
4.88%, 2/10/2026 110,000 108,681
3.75%, 3/25/2027 200,000 189,811
3.15%, 5/11/2027(b) 300,000 278,018
3.75%, 8/5/2027 60,000 56,600
4.88%, 2/10/2028 110,000 107,906
1.60%, 8/12/2028(b) 75,000 63,412
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
4.00%, 8/5/2029(b) 60,000 56,009
2.45%, 11/15/2029 400,000 339,946
5.13%, 2/10/2030(b) 310,000 304,197
3.90%, 3/25/2030(b) 400,000 365,058
2.00%, 8/12/2031 100,000 78,316
4.15%, 8/5/2032 300,000 272,996
5.20%, 2/10/2033(b) 150,000 145,236
2.80%, 8/12/2041 30,000 19,656
5.63%, 2/10/2043(b) 45,000 42,912
4.10%, 5/11/2047 300,000 229,381
3.73%, 12/8/2047 443,000 315,521
3.25%, 11/15/2049 100,000 63,702
4.75%, 3/25/2050 400,000 330,711
4.90%, 8/5/2052(b) 60,000 50,328
5.70%, 2/10/2053(b) 120,000 112,530
5.05%, 8/5/2062 60,000 50,222
5.90%, 2/10/2063(b) 110,000 104,278
KLA Corp. ,
4.65%, 11/1/2024(b) 63,000 62,138
4.65%, 7/15/2032 50,000 47,375
3.30%, 3/1/2050 220,000 146,200
4.95%, 7/15/2052(b) 90,000 78,993
5.25%, 7/15/2062 75,000 67,377
Lam Research Corp. ,
3.80%, 3/15/2025(b) 255,000 248,375
1.90%, 6/15/2030(b) 90,000 72,271
2.88%, 6/15/2050 285,000 176,825
Micron Technology, Inc. ,
5.38%, 4/15/2028 60,000 57,921
5.33%, 2/6/2029 150,000 144,569
6.75%, 11/1/2029(b) 150,000 152,407
2.70%, 4/15/2032(b) 100,000 76,371
5.88%, 2/9/2033(b) 50,000 47,763
5.88%, 9/15/2033(b) 60,000 57,147
3.37%, 11/1/2041 50,000 32,939
3.48%, 11/1/2051 50,000 30,581
NVIDIA Corp. ,
1.55%, 6/15/2028 365,000 311,952
2.85%, 4/1/2030(b) 110,000 95,968
2.00%, 6/15/2031 200,000 160,027
3.50%, 4/1/2050 280,000 204,081
NXP BV ,
2.70%, 5/1/2025 25,000 23,743
3.88%, 6/18/2026 35,000 33,277
4.30%, 6/18/2029 100,000 91,610
3.40%, 5/1/2030 35,000 29,930
2.50%, 5/11/2031 190,000 148,354
2.65%, 2/15/2032 40,000 30,917
5.00%, 1/15/2033 85,000 78,204
3.25%, 5/11/2041(b) 195,000 131,195
3.13%, 2/15/2042(b) 50,000 32,556
3.25%, 11/30/2051 30,000 18,242
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 233,206
1.30%, 5/20/2028(b) 73,000 61,407
2.15%, 5/20/2030(b) 80,000 66,268
1.65%, 5/20/2032 190,000 142,316
5.40%, 5/20/2033(b) 100,000 100,308
4.65%, 5/20/2035(b) 100,000 93,713
4.30%, 5/20/2047(b) 300,000 242,721
4.50%, 5/20/2052(b) 90,000 73,801

38 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
QUALCOMM, Inc.,
6.00%, 5/20/2053(b) 100,000 101,417
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031(b) 40,000 31,280
Texas Instruments, Inc. ,
4.70%, 11/18/2024 100,000 98,942
1.38%, 3/12/2025(b) 200,000 188,820
4.60%, 2/15/2028 105,000 102,913
2.25%, 9/4/2029(b) 300,000 255,552
1.90%, 9/15/2031(b) 80,000 63,020
3.65%, 8/16/2032 40,000 35,165
4.90%, 3/14/2033(b) 20,000 19,342
4.15%, 5/15/2048 300,000 241,863
2.70%, 9/15/2051 100,000 60,362
5.00%, 3/14/2053 20,000 18,121
5.05%, 5/18/2063 30,000 26,590
TSMC Arizona Corp. ,
3.13%, 10/25/2041(b) 200,000 144,586
4.50%, 4/22/2052(b) 200,000 174,749
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 41,395
13,531,588
Software 0 .6%
Adobe, Inc. ,
1.90%, 2/1/2025 30,000 28,658
3.25%, 2/1/2025 135,000 131,146
2.15%, 2/1/2027(b) 245,000 222,536
2.30%, 2/1/2030(b) 100,000 84,145
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 122,185
Intuit, Inc. ,
5.25%, 9/15/2026 55,000 54,866
5.13%, 9/15/2028 75,000 74,197
5.20%, 9/15/2033 75,000 73,032
Microsoft Corp. ,
3.13%, 11/3/2025(b) 600,000 574,851
2.40%, 8/8/2026(b) 465,000 431,968
3.30%, 2/6/2027 800,000 759,017
3.50%, 2/12/2035(b) 325,000 283,684
3.45%, 8/8/2036 239,000 201,534
2.53%, 6/1/2050 836,000 509,036
2.92%, 3/17/2052(b) 1,075,000 705,102
2.68%, 6/1/2060 400,000 234,878
Oracle Corp. ,
2.50%, 4/1/2025 100,000 95,212
2.95%, 5/15/2025(b) 450,000 430,178
5.80%, 11/10/2025 35,000 35,131
2.65%, 7/15/2026 190,000 175,179
3.25%, 11/15/2027(b) 300,000 273,399
4.50%, 5/6/2028 55,000 52,421
6.15%, 11/9/2029(b) 65,000 65,985
2.95%, 4/1/2030(b) 600,000 504,892
4.65%, 5/6/2030(b) 55,000 51,435
3.25%, 5/15/2030(b) 250,000 213,859
2.88%, 3/25/2031(b) 500,000 408,415
6.25%, 11/9/2032(b) 180,000 182,223
4.90%, 2/6/2033 85,000 78,347
3.90%, 5/15/2035(b) 200,000 163,445
3.60%, 4/1/2040 500,000 361,271
5.38%, 7/15/2040 350,000 310,458
4.50%, 7/8/2044 370,000 286,274
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
4.00%, 7/15/2046 500,000 352,821
4.00%, 11/15/2047(b) 400,000 281,119
3.60%, 4/1/2050 700,000 452,797
6.90%, 11/9/2052 180,000 185,423
5.55%, 2/6/2053 130,000 113,901
3.85%, 4/1/2060 250,000 158,979
4.10%, 3/25/2061 300,000 200,089
Roper Technologies, Inc. ,
1.00%, 9/15/2025 60,000 54,838
2.95%, 9/15/2029(b) 90,000 78,013
1.75%, 2/15/2031 245,000 185,875
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 471,692
1.95%, 7/15/2031(b) 35,000 27,718
2.70%, 7/15/2041 200,000 135,438
2.90%, 7/15/2051 290,000 181,089
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 111,310
VMware, Inc. ,
1.40%, 8/15/2026(b) 300,000 264,632
4.70%, 5/15/2030 300,000 276,310
Workday, Inc. ,
3.50%, 4/1/2027 50,000 46,652
3.70%, 4/1/2029(b) 50,000 45,349
3.80%, 4/1/2032 70,000 60,020
11,863,024
Specialized REITs 0 .3%
American Tower Corp. ,
2.40%, 3/15/2025 125,000 118,514
1.45%, 9/15/2026 105,000 92,535
3.65%, 3/15/2027 35,000 32,429
1.50%, 1/31/2028 300,000 248,634
5.50%, 3/15/2028 60,000 58,865
5.25%, 7/15/2028 40,000 38,626
5.80%, 11/15/2028(b) 85,000 84,360
3.95%, 3/15/2029 300,000 271,362
3.80%, 8/15/2029 300,000 266,853
2.90%, 1/15/2030 110,000 91,390
1.88%, 10/15/2030 165,000 124,859
2.30%, 9/15/2031(b) 145,000 110,041
4.05%, 3/15/2032(b) 60,000 51,716
5.65%, 3/15/2033(b) 60,000 57,676
5.55%, 7/15/2033(b) 40,000 38,115
5.90%, 11/15/2033 100,000 97,631
2.95%, 1/15/2051 200,000 112,779
Crown Castle, Inc. ,
3.70%, 6/15/2026(b) 60,000 56,739
1.05%, 7/15/2026(b) 300,000 263,243
2.90%, 3/15/2027(b) 40,000 36,281
3.65%, 9/1/2027(b) 750,000 688,498
5.00%, 1/11/2028(b) 65,000 62,795
3.80%, 2/15/2028 150,000 137,534
4.80%, 9/1/2028 35,000 33,221
3.10%, 11/15/2029(b) 260,000 221,176
5.10%, 5/1/2033(b) 35,000 32,359
2.90%, 4/1/2041 200,000 128,388
4.75%, 5/15/2047(b) 100,000 77,698
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 129,657
2.00%, 2/15/2031 50,000 37,608

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
CubeSmart LP,
2.50%, 2/15/2032 175,000 133,132
EPR Properties ,
4.95%, 4/15/2028(b) 200,000 177,215
Equinix, Inc. ,
2.63%, 11/18/2024 80,000 76,969
1.00%, 9/15/2025 50,000 45,424
1.55%, 3/15/2028 100,000 83,339
2.00%, 5/15/2028 30,000 25,300
3.20%, 11/18/2029 105,000 89,915
2.50%, 5/15/2031(b) 90,000 70,254
2.95%, 9/15/2051 100,000 57,416
3.40%, 2/15/2052 200,000 126,536
Extra Space Storage LP ,
2.40%, 10/15/2031 90,000 68,901
2.35%, 3/15/2032(b) 40,000 30,236
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 125,064
1.85%, 5/1/2028 185,000 158,322
1.95%, 11/9/2028 135,000 114,331
5.13%, 1/15/2029 30,000 29,524
2.30%, 5/1/2031(b) 160,000 127,741
2.25%, 11/9/2031(b) 100,000 78,209
Weyerhaeuser Co. ,
4.75%, 5/15/2026 60,000 58,552
7.38%, 3/15/2032 193,000 209,699
5,687,661
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
5.95%, 3/9/2028 100,000 94,512
AutoNation, Inc. ,
1.95%, 8/1/2028(b) 45,000 36,655
2.40%, 8/1/2031 90,000 66,350
3.85%, 3/1/2032(b) 30,000 24,384
AutoZone, Inc. ,
3.25%, 4/15/2025 325,000 312,801
5.05%, 7/15/2026 25,000 24,635
4.50%, 2/1/2028(b) 145,000 139,069
4.00%, 4/15/2030 100,000 90,093
4.75%, 8/1/2032 40,000 36,692
4.75%, 2/1/2033 150,000 136,400
5.20%, 8/1/2033(b) 25,000 23,401
Best Buy Co., Inc. ,
1.95%, 10/1/2030(b) 125,000 97,465
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 30,375
Home Depot, Inc. (The) ,
2.70%, 4/15/2025 30,000 28,813
4.00%, 9/15/2025 30,000 29,275
2.50%, 4/15/2027(b) 200,000 182,455
2.88%, 4/15/2027 45,000 41,661
2.80%, 9/14/2027 750,000 686,970
0.90%, 3/15/2028 130,000 108,497
1.50%, 9/15/2028(b) 100,000 84,017
3.90%, 12/6/2028 300,000 283,221
1.38%, 3/15/2031(b) 300,000 226,901
1.88%, 9/15/2031 100,000 77,631
3.25%, 4/15/2032 200,000 171,591
4.50%, 9/15/2032(b) 90,000 84,912
5.88%, 12/16/2036 500,000 515,219
5.95%, 4/1/2041 150,000 153,441
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Home Depot, Inc. (The),
4.20%, 4/1/2043(b) 150,000 122,853
4.40%, 3/15/2045 600,000 495,635
3.35%, 4/15/2050 135,000 92,012
2.38%, 3/15/2051 200,000 109,427
2.75%, 9/15/2051 100,000 59,394
3.63%, 4/15/2052(b) 140,000 100,202
4.95%, 9/15/2052 25,000 22,360
Lowe's Cos., Inc. ,
4.00%, 4/15/2025(b) 500,000 487,208
4.40%, 9/8/2025 40,000 39,104
4.80%, 4/1/2026 60,000 58,872
2.50%, 4/15/2026(b) 300,000 278,732
3.35%, 4/1/2027 60,000 55,860
3.10%, 5/3/2027(b) 250,000 230,229
1.30%, 4/15/2028(b) 170,000 141,670
1.70%, 9/15/2028(b) 80,000 66,793
6.50%, 3/15/2029(b) 236,000 248,051
3.65%, 4/5/2029(b) 400,000 363,003
1.70%, 10/15/2030(b) 75,000 57,511
2.63%, 4/1/2031(b) 300,000 242,669
3.75%, 4/1/2032(b) 245,000 212,146
5.00%, 4/15/2033 60,000 56,471
5.15%, 7/1/2033(b) 75,000 71,148
2.80%, 9/15/2041 60,000 38,755
4.05%, 5/3/2047 250,000 184,598
3.00%, 10/15/2050 345,000 203,742
4.25%, 4/1/2052 65,000 47,950
5.63%, 4/15/2053(b) 200,000 181,783
4.45%, 4/1/2062 75,000 54,760
5.80%, 9/15/2062 60,000 54,724
5.85%, 4/1/2063 110,000 101,209
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 285,664
4.70%, 6/15/2032 100,000 91,640
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 459,244
Tractor Supply Co. ,
1.75%, 11/1/2030 55,000 41,785
5.25%, 5/15/2033(b) 20,000 18,885
9,163,525
Technology Hardware, Storage & Peripherals 0 .5%
Apple, Inc. ,
2.50%, 2/9/2025(b) 595,000 572,507
1.13%, 5/11/2025(b) 140,000 130,945
0.55%, 8/20/2025(b) 500,000 458,613
0.70%, 2/8/2026(b) 500,000 450,792
3.25%, 2/23/2026(b) 230,000 219,775
2.45%, 8/4/2026(b) 625,000 580,571
3.35%, 2/9/2027 500,000 472,814
3.20%, 5/11/2027(b) 300,000 281,633
1.20%, 2/8/2028 500,000 426,550
4.00%, 5/10/2028 60,000 57,613
1.40%, 8/5/2028(b) 350,000 296,513
3.25%, 8/8/2029(b) 150,000 136,893
2.20%, 9/11/2029(b) 235,000 201,615
4.15%, 5/10/2030(b) 60,000 57,238
1.65%, 5/11/2030(b) 300,000 243,233
1.25%, 8/20/2030(b) 500,000 391,530
1.65%, 2/8/2031(b) 250,000 198,040
1.70%, 8/5/2031 50,000 39,344

40 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Apple, Inc.,
3.35%, 8/8/2032 150,000 132,349
4.30%, 5/10/2033 60,000 56,639
3.85%, 5/4/2043 550,000 444,962
4.38%, 5/13/2045 355,000 306,842
4.65%, 2/23/2046 460,000 409,876
2.65%, 5/11/2050 300,000 183,731
2.40%, 8/20/2050 100,000 58,956
2.65%, 2/8/2051 400,000 242,615
2.70%, 8/5/2051 50,000 30,446
3.95%, 8/8/2052 120,000 94,108
4.85%, 5/10/2053(b) 60,000 54,965
2.55%, 8/20/2060(b) 300,000 171,869
2.85%, 8/5/2061 50,000 29,513
4.10%, 8/8/2062 120,000 92,292
Dell International LLC ,
6.02%, 6/15/2026 365,000 366,423
5.30%, 10/1/2029(b) 300,000 291,230
5.75%, 2/1/2033(b) 60,000 58,298
3.38%, 12/15/2041(b)(f) 100,000 67,103
8.35%, 7/15/2046 99,000 115,711
3.45%, 12/15/2051(f) 150,000 93,453
Hewlett Packard Enterprise
Co. ,
4.90%, 10/15/2025(e) 400,000 392,674
5.25%, 7/1/2028 20,000 19,525
6.35%, 10/15/2045(b)(e) 150,000 146,057
HP, Inc. ,
4.75%, 1/15/2028 60,000 57,551
4.00%, 4/15/2029(b) 60,000 54,826
2.65%, 6/17/2031 50,000 39,068
5.50%, 1/15/2033(b) 60,000 56,255
6.00%, 9/15/2041(b) 250,000 235,789
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 200,710
9,720,055
Textiles, Apparel & Luxury Goods 0 .0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 346,486
3.88%, 11/1/2045(b) 250,000 199,470
3.38%, 3/27/2050(b) 200,000 142,705
688,661
Tobacco 0 .3%
Altria Group, Inc. ,
4.40%, 2/14/2026 160,000 155,320
4.80%, 2/14/2029(b) 400,000 380,435
5.80%, 2/14/2039(b) 400,000 370,837
4.50%, 5/2/2043 250,000 185,830
5.38%, 1/31/2044(b) 170,000 152,382
5.95%, 2/14/2049(b) 250,000 224,513
3.70%, 2/4/2051 250,000 155,444
BAT Capital Corp. ,
4.70%, 4/2/2027 100,000 95,745
3.56%, 8/15/2027 198,000 181,149
6.34%, 8/2/2030 100,000 98,497
4.74%, 3/16/2032(b) 70,000 61,683
6.42%, 8/2/2033 90,000 87,471
4.39%, 8/15/2037 350,000 267,823
7.08%, 8/2/2043 50,000 47,961
4.54%, 8/15/2047(b) 460,000 316,637
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
BAT Capital Corp.,
4.76%, 9/6/2049 150,000 105,491
5.65%, 3/16/2052 70,000 56,042
7.08%, 8/2/2053 75,000 70,849
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 135,145
4.45%, 3/16/2028 70,000 65,276
5.93%, 2/2/2029(b) 200,000 196,350
Philip Morris International,
Inc. ,
5.13%, 11/15/2024 90,000 89,357
5.00%, 11/17/2025 90,000 88,929
4.88%, 2/13/2026 100,000 98,358
5.13%, 11/17/2027 90,000 88,127
4.88%, 2/15/2028(b) 100,000 96,877
5.25%, 9/7/2028(b) 25,000 24,480
5.63%, 11/17/2029(b) 70,000 69,206
5.13%, 2/15/2030 100,000 95,904
5.50%, 9/7/2030 25,000 24,310
5.75%, 11/17/2032 30,000 29,272
5.38%, 2/15/2033(b) 100,000 94,784
5.63%, 9/7/2033 25,000 24,041
6.38%, 5/16/2038 460,000 468,578
3.88%, 8/21/2042(b) 250,000 184,569
4.25%, 11/10/2044(b) 160,000 121,954
Reynolds American, Inc. ,
4.45%, 6/12/2025 310,000 301,302
5.70%, 8/15/2035 120,000 107,363
5.85%, 8/15/2045 400,000 331,332
5,749,623
Trading Companies & Distributors 0 .1%
Air Lease Corp. ,
2.30%, 2/1/2025(b) 75,000 71,043
3.25%, 3/1/2025 1,000,000 957,120
3.75%, 6/1/2026 250,000 235,644
1.88%, 8/15/2026 80,000 71,076
5.30%, 2/1/2028 50,000 48,307
2.10%, 9/1/2028 100,000 83,022
3.25%, 10/1/2029(b) 250,000 212,691
GATX Corp. ,
3.25%, 9/15/2026 50,000 46,364
4.00%, 6/30/2030 100,000 87,924
4.90%, 3/15/2033(b) 145,000 131,547
5.45%, 9/15/2033 100,000 93,845
6.05%, 3/15/2034 50,000 48,829
3.10%, 6/1/2051 90,000 52,121
WW Grainger, Inc. ,
3.75%, 5/15/2046(b) 250,000 185,675
2,325,208
Water Utilities 0 .0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032(b) 60,000 55,445
4.30%, 9/1/2045 500,000 394,756
Essential Utilities, Inc. ,
3.35%, 4/15/2050 200,000 124,623
5.30%, 5/1/2052 40,000 34,285
Veralto Corp. ,
5.50%, 9/18/2026(f) 50,000 49,771
5.35%, 9/18/2028(f) 50,000 49,435

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities
Veralto Corp.,
5.45%, 9/18/2033(f) 50,000 48,376
756,691
Wireless Telecommunication Services 0 .4%
America Movil SAB de CV ,
6.38%, 3/1/2035 177,000 183,560
6.13%, 3/30/2040 350,000 346,317
Rogers Communications, Inc. ,
2.95%, 3/15/2025 80,000 76,298
3.63%, 12/15/2025 200,000 189,353
3.20%, 3/15/2027(b) 60,000 54,879
3.80%, 3/15/2032(b) 70,000 58,172
4.50%, 3/15/2042(b) 70,000 54,203
4.50%, 3/15/2043(b) 100,000 75,278
5.00%, 3/15/2044(b) 80,000 64,671
4.35%, 5/1/2049 300,000 213,723
3.70%, 11/15/2049(b) 400,000 257,197
4.55%, 3/15/2052(b) 80,000 58,354
T-Mobile USA, Inc. ,
3.50%, 4/15/2025(b) 500,000 482,454
2.25%, 2/15/2026(b) 300,000 276,169
3.75%, 4/15/2027 500,000 467,210
2.05%, 2/15/2028(b) 100,000 85,988
4.95%, 3/15/2028 85,000 82,490
4.80%, 7/15/2028(b) 80,000 76,882
3.38%, 4/15/2029(b) 500,000 439,770
3.88%, 4/15/2030 1,000,000 885,971
2.55%, 2/15/2031 500,000 397,855
2.70%, 3/15/2032 80,000 62,579
5.05%, 7/15/2033 245,000 227,314
5.75%, 1/15/2034 65,000 63,409
4.38%, 4/15/2040 250,000 200,882
3.00%, 2/15/2041 200,000 132,529
4.50%, 4/15/2050(b) 150,000 115,024
3.30%, 2/15/2051 300,000 187,710
3.40%, 10/15/2052 200,000 124,929
5.65%, 1/15/2053 200,000 182,650
5.75%, 1/15/2054 80,000 73,722
5.80%, 9/15/2062 200,000 182,415
Vodafone Group plc ,
4.13%, 5/30/2025(b) 500,000 487,472
7.88%, 2/15/2030 206,000 226,373
4.38%, 2/19/2043(b) 500,000 385,281
4.88%, 6/19/2049 300,000 239,500
4.25%, 9/17/2050(b) 40,000 29,000
5.63%, 2/10/2053(b) 100,000 88,618
5.75%, 2/10/2063(b) 100,000 87,668
7,923,869
Total Corporate Bonds
(cost $621,244,325)
538,346,994
Foreign Government Securities 1 .4%
CANADA 0.2%
Canada Government Bond,
3.75%, 4/26/2028 1,300,000 1,248,207
Export Development Canada,
3.88%, 2/14/2028(b) 500,000 481,737
Foreign Government Securities
Principal
Amount ($) Value ($)
Province of Alberta,
3.30%, 3/15/2028(b) 500,000 466,897
Province of Ontario,
2.50%, 4/27/2026 600,000 562,085
2.00%, 10/2/2029 1,000,000 853,485
Province of Quebec,
0.60%, 7/23/2025 450,000 413,962
3.63%, 4/13/2028 500,000 474,183
7.50%, 9/15/2029(b) 578,000 653,701
5,154,257
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028 500,000 458,199
2.45%, 1/31/2031 500,000 410,925
2.55%, 1/27/2032(b) 500,000 403,741
4.95%, 1/5/2036 753,162 690,763
3.10%, 5/7/2041 400,000 271,459
5.33%, 1/5/2054(b) 328,290 292,852
3.25%, 9/21/2071 200,000 113,134
2,641,073
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 104,619
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 190,826
3.50%, 1/11/2028(b) 500,000 463,056
4.10%, 4/24/2028 1,000,000 942,654
2.85%, 2/14/2030(b) 500,000 425,114
4.65%, 9/20/2032 200,000 186,646
5.35%, 2/11/2049(b) 200,000 182,889
4.20%, 10/15/2050 200,000 153,130
5.65%, 1/11/2053 200,000 190,007
4.45%, 4/15/2070 200,000 150,900
2,885,222
ISRAEL 0.0%
†
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 184,060
3.38%, 1/15/2050 200,000 132,507
3.88%, 7/3/2050(b) 200,000 145,244
4.50%, 4/3/2120 200,000 143,400
605,211
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 466,255
4.00%, 10/17/2049(b) 400,000 273,775
740,030
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 465,155
1.88%, 7/21/2026(b) 500,000 455,548
2.88%, 7/21/2027 500,000 461,746
1.88%, 4/15/2031(b) 800,000 637,568

42 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 429,263
2,449,280
MEXICO 0.3%
United Mexican States,
4.15%, 3/28/2027(b) 200,000 192,008
3.75%, 1/11/2028 1,000,000 925,230
2.66%, 5/24/2031(b) 700,000 552,323
4.88%, 5/19/2033(b) 200,000 179,212
6.75%, 9/27/2034 996,000 1,003,050
6.35%, 2/9/2035 200,000 195,517
6.05%, 1/11/2040(b) 400,000 369,143
4.75%, 3/8/2044 400,000 306,340
5.55%, 1/21/2045 300,000 258,050
4.60%, 1/23/2046(b) 347,000 255,599
4.35%, 1/15/2047(b) 300,000 211,586
4.40%, 2/12/2052(b) 200,000 138,368
6.34%, 5/4/2053(b) 550,000 500,537
3.77%, 5/24/2061 200,000 117,190
5,204,153
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028(b) 200,000 183,649
2.25%, 9/29/2032(b) 200,000 144,552
6.70%, 1/26/2036 250,000 246,779
4.30%, 4/29/2053 500,000 325,168
6.85%, 3/28/2054 200,000 185,714
4.50%, 4/1/2056 400,000 262,766
3.87%, 7/23/2060 200,000 115,447
1,464,075
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027 175,000 166,648
2.78%, 1/23/2031 500,000 409,442
8.75%, 11/21/2033 300,000 356,359
3.00%, 1/15/2034(b) 200,000 154,012
3.30%, 3/11/2041 200,000 138,101
5.63%, 11/18/2050(b) 300,000 277,045
3.60%, 1/15/2072 150,000 88,813
1,590,420
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 605,813
2.46%, 5/5/2030 500,000 416,540
7.75%, 1/14/2031(b) 200,000 225,743
6.38%, 10/23/2034 500,000 526,427
3.70%, 2/2/2042 600,000 446,932
3.20%, 7/6/2046 400,000 262,462
5.50%, 1/17/2048(b) 200,000 188,253
2,672,170
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 186,000
5.50%, 4/4/2053 200,000 180,760
366,760
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 905,320
5.13%, 1/11/2033(b) 200,000 195,955
Republic of Korea,
5.63%, 11/3/2025 300,000 299,400
4.13%, 6/10/2044(b) 250,000 209,492
1,610,167
SWEDEN 0.1%
Svensk Exportkredit AB,
4.38%, 2/13/2026 500,000 490,618
4.13%, 6/14/2028(b) 500,000 483,922
974,540
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 1,250,000 1,233,608
5.10%, 6/18/2050 700,000 619,142
1,852,750
Total Foreign Government Securities
(cost $34,873,431)
30,314,727
Mortgage-Backed Securities 26 .6%
FHLMC Gold Pool
Pool# C90719
5.00%, 10/1/2023 229 224
Pool# J09912
4.00%, 6/1/2024 14,197 13,760
Pool# C00351
8.00%, 7/1/2024 21 21
Pool# D60780
8.00%, 6/1/2025 198 198
Pool# G30267
5.00%, 8/1/2025 8,851 8,514
Pool# E02746
3.50%, 11/1/2025 29,591 28,969
Pool# J13883
3.50%, 12/1/2025 65,470 64,092
Pool# J14732
4.00%, 3/1/2026 37,356 36,102
Pool# E02896
3.50%, 5/1/2026 33,371 32,619
Pool# J18127
3.00%, 3/1/2027 55,980 54,001
Pool# J18702
3.00%, 3/1/2027 48,247 46,571
Pool# J19106
3.00%, 5/1/2027 21,335 20,568
Pool# J20471
3.00%, 9/1/2027 92,509 89,027
Pool# G14609
3.00%, 11/1/2027 157,754 151,393
Pool# C00566
7.50%, 12/1/2027 278 280
Pool# G15100
2.50%, 7/1/2028 72,138 68,474
Pool# C18271
7.00%, 11/1/2028 1,026 1,025

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 43
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C00678
7.00%, 11/1/2028 226 228
Pool# C00836
7.00%, 7/1/2029 220 224
Pool# C31285
7.00%, 9/1/2029 301 300
Pool# G18536
2.50%, 1/1/2030 1,082,515 1,008,520
Pool# C37436
8.00%, 1/1/2030 701 721
Pool# C36429
7.00%, 2/1/2030 454 449
Pool# C36306
7.00%, 2/1/2030 301 298
Pool# C00921
7.50%, 2/1/2030 476 488
Pool# G01108
7.00%, 4/1/2030 166 169
Pool# C37703
7.50%, 4/1/2030 287 286
Pool# G18552
3.00%, 5/1/2030 397,535 371,087
Pool# U49055
3.00%, 6/1/2030 40,817 37,984
Pool# J32243
3.00%, 7/1/2030 320,416 299,124
Pool# J32257
3.00%, 7/1/2030 62,155 58,012
Pool# J32255
3.00%, 7/1/2030 60,739 56,693
Pool# C41561
8.00%, 8/1/2030 1,457 1,460
Pool# C01051
8.00%, 9/1/2030 764 788
Pool# C43550
7.00%, 10/1/2030 1,045 1,035
Pool# C44017
7.50%, 10/1/2030 339 338
Pool# C43967
8.00%, 10/1/2030 282 281
Pool# C44957
8.00%, 11/1/2030 660 660
Pool# J33361
3.00%, 12/1/2030 149,522 139,578
Pool# G18578
3.00%, 12/1/2030 137,274 127,795
Pool# J33315
3.00%, 12/1/2030 62,578 58,406
Pool# C01103
7.50%, 12/1/2030 336 348
Pool# C46932
7.50%, 1/1/2031 499 498
Pool# G18587
3.00%, 2/1/2031 100,791 93,733
Pool# G18592
3.00%, 3/1/2031 109,665 102,094
Pool# C48206
7.50%, 3/1/2031 1,323 1,320
Pool# C91366
4.50%, 4/1/2031 35,741 34,327
Pool# G18601
3.00%, 5/1/2031 64,880 60,394
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18605
3.00%, 6/1/2031 37,895 35,275
Pool# J34627
3.00%, 6/1/2031 10,452 9,728
Pool# C91377
4.50%, 6/1/2031 18,686 17,947
Pool# C53324
7.00%, 6/1/2031 1,218 1,208
Pool# J35107
2.50%, 8/1/2031 69,909 63,061
Pool# G01309
7.00%, 8/1/2031 435 441
Pool# G01311
7.00%, 9/1/2031 3,414 3,466
Pool# C01222
7.00%, 9/1/2031 498 511
Pool# G01315
7.00%, 9/1/2031 125 128
Pool# J35522
2.50%, 10/1/2031 250,843 226,759
Pool# C60012
7.00%, 11/1/2031 502 498
Pool# C61298
8.00%, 11/1/2031 1,885 1,884
Pool# J35957
2.50%, 12/1/2031 367,551 331,492
Pool# C61105
7.00%, 12/1/2031 4,128 4,095
Pool# C63171
7.00%, 1/1/2032 2,986 3,000
Pool# V61548
2.50%, 2/1/2032 356,069 321,904
Pool# D99004
3.50%, 3/1/2032 64,392 59,437
Pool# G30577
3.50%, 4/1/2032 135,635 123,871
Pool# G01391
7.00%, 4/1/2032 6,149 6,370
Pool# C01345
7.00%, 4/1/2032 2,314 2,374
Pool# C01370
8.00%, 4/1/2032 561 571
Pool# C01381
8.00%, 5/1/2032 7,560 7,771
Pool# C68290
7.00%, 6/1/2032 1,886 1,880
Pool# C68300
7.00%, 6/1/2032 700 693
Pool# D99266
3.50%, 7/1/2032 104,654 95,576
Pool# G01449
7.00%, 7/1/2032 3,919 4,031
Pool# C69908
7.00%, 8/1/2032 19,173 19,239
Pool# C91558
3.50%, 9/1/2032 20,488 18,910
Pool# G16407
2.50%, 1/1/2033 187,507 169,509
Pool# G16408
2.50%, 1/1/2033 133,640 120,808
Pool# G01536
7.00%, 3/1/2033 6,495 6,639

44 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C01528
5.00%, 4/1/2033 29,220 28,625
Pool# G30646
3.00%, 5/1/2033 131,794 118,600
Pool# G30642
3.00%, 5/1/2033 66,694 60,015
Pool# K90535
3.00%, 5/1/2033 30,178 27,157
Pool# G18693
4.00%, 5/1/2033 40,298 38,407
Pool# G18696
3.50%, 7/1/2033 11,356 10,687
Pool# A16419
6.50%, 11/1/2033 12,553 12,652
Pool# A21356
6.50%, 4/1/2034 38,993 39,644
Pool# C01851
6.50%, 4/1/2034 15,479 15,716
Pool# A24301
6.50%, 5/1/2034 23,662 23,817
Pool# A22067
6.50%, 5/1/2034 11,852 12,096
Pool# G18737
3.50%, 6/1/2034 74,147 69,954
Pool# A24988
6.50%, 7/1/2034 9,385 9,445
Pool# G01741
6.50%, 10/1/2034 5,127 5,214
Pool# G08023
6.50%, 11/1/2034 11,145 11,529
Pool# G01947
7.00%, 5/1/2035 5,262 5,371
Pool# G08073
5.50%, 8/1/2035 48,086 47,990
Pool# A37135
5.50%, 9/1/2035 86,663 86,117
Pool# A47368
5.00%, 10/1/2035 66,039 64,658
Pool# A38531
5.50%, 10/1/2035 116,953 116,197
Pool# A38255
5.50%, 10/1/2035 83,402 83,287
Pool# G08088
6.50%, 10/1/2035 45,006 46,447
Pool# A39759
5.50%, 11/1/2035 3,793 3,768
Pool# A40376
5.50%, 12/1/2035 1,981 1,946
Pool# A42305
5.50%, 1/1/2036 7,189 7,090
Pool# A41548
7.00%, 1/1/2036 5,872 5,818
Pool# G08111
5.50%, 2/1/2036 60,525 60,454
Pool# A43886
5.50%, 3/1/2036 218,148 213,951
Pool# A43885
5.50%, 3/1/2036 154,678 151,296
Pool# A43884
5.50%, 3/1/2036 59,549 57,720
Pool# A48378
5.50%, 3/1/2036 57,938 56,251
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43861
5.50%, 3/1/2036 30,334 29,490
Pool# G08116
5.50%, 3/1/2036 14,720 14,715
Pool# A48735
5.50%, 5/1/2036 6,240 6,056
Pool# A53039
6.50%, 10/1/2036 40,398 40,663
Pool# G05254
5.00%, 1/1/2037 46,552 45,658
Pool# G04331
5.00%, 2/1/2037 46,620 45,724
Pool# G05941
6.00%, 2/1/2037 236,039 240,296
Pool# G03620
6.50%, 10/1/2037 1,589 1,653
Pool# G03721
6.00%, 12/1/2037 20,934 21,301
Pool# G03969
6.00%, 2/1/2038 24,232 24,640
Pool# C91982
3.50%, 3/1/2038 80,796 72,452
Pool# G04913
5.00%, 3/1/2038 82,593 80,936
Pool# G05299
4.50%, 6/1/2038 75,846 71,574
Pool# G04581
6.50%, 8/1/2038 42,094 42,709
Pool# C92013
3.50%, 9/1/2038 198,406 177,917
Pool# A81674
6.00%, 9/1/2038 160,199 161,094
Pool# G05459
5.50%, 5/1/2039 583,729 581,695
Pool# G05535
4.50%, 7/1/2039 225,786 213,588
Pool# A89500
4.50%, 10/1/2039 23,391 22,128
Pool# A91165
5.00%, 2/1/2040 906,670 887,885
Pool# G60342
4.50%, 5/1/2042 225,005 212,856
Pool# G60195
4.00%, 6/1/2042 295,436 270,879
Pool# Q08977
4.00%, 6/1/2042 60,659 55,615
Pool# Q09824
4.00%, 8/1/2042 37,782 34,652
Pool# Q11087
4.00%, 9/1/2042 46,277 42,141
Pool# G07158
3.50%, 10/1/2042 165,146 146,617
Pool# G07163
3.50%, 10/1/2042 138,762 123,263
Pool# Q11532
3.50%, 10/1/2042 112,273 99,664
Pool# Q12051
3.50%, 10/1/2042 88,083 78,216
Pool# Q12052
3.50%, 10/1/2042 37,190 33,021
Pool# C09020
3.50%, 11/1/2042 258,945 229,863

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 45
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G07264
3.50%, 12/1/2042 235,150 208,716
Pool# Q14292
3.50%, 1/1/2043 66,073 58,659
Pool# Q15884
3.00%, 2/1/2043 358,770 307,128
Pool# Q16470
3.00%, 3/1/2043 740,242 633,695
Pool# V80002
2.50%, 4/1/2043 298,463 243,428
Pool# Q16915
3.00%, 4/1/2043 269,967 231,110
Pool# Q17675
3.50%, 4/1/2043 284,849 253,038
Pool# Q18523
3.50%, 5/1/2043 284,064 251,935
Pool# Q18751
3.50%, 6/1/2043 380,971 337,921
Pool# G07410
3.50%, 7/1/2043 118,543 105,314
Pool# Q20332
3.50%, 7/1/2043 41,036 36,390
Pool# G07459
3.50%, 8/1/2043 338,328 300,135
Pool# G60038
3.50%, 1/1/2044 711,957 632,034
Pool# Q26869
4.00%, 6/1/2044 321,179 293,999
Pool# G07946
4.00%, 7/1/2044 10,936 10,014
Pool# Q28607
3.50%, 9/1/2044 128,889 114,217
Pool# G61231
3.50%, 9/1/2044 34,588 30,688
Pool# G08609
3.50%, 10/1/2044 110,302 97,243
Pool# Q30833
4.00%, 1/1/2045 16,074 14,697
Pool# G60400
4.50%, 1/1/2045 90,769 85,302
Pool# G07925
4.00%, 2/1/2045 29,118 26,663
Pool# Q34165
4.00%, 6/1/2045 192,682 176,178
Pool# V81873
4.00%, 8/1/2045 107,553 98,305
Pool# G08669
4.00%, 9/1/2045 165,478 151,096
Pool# V82126
3.50%, 12/1/2045 103,854 91,277
Pool# Q38199
3.50%, 1/1/2046 5,434 4,771
Pool# Q38357
4.00%, 1/1/2046 42,743 38,988
Pool# G61365
4.50%, 1/1/2046 33,370 31,361
Pool# G08697
3.00%, 3/1/2046 482,751 408,738
Pool# Q39364
3.50%, 3/1/2046 76,559 67,242
Pool# Q39434
3.50%, 3/1/2046 63,338 55,698
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q39440
4.00%, 3/1/2046 26,674 24,289
Pool# G08704
4.50%, 4/1/2046 16,423 15,433
Pool# Q40097
4.50%, 4/1/2046 2,874 2,699
Pool# G60582
3.50%, 5/1/2046 191,105 168,217
Pool# Q40718
3.50%, 5/1/2046 64,122 56,291
Pool# G08707
4.00%, 5/1/2046 78,006 71,021
Pool# G08708
4.50%, 5/1/2046 11,149 10,477
Pool# Q40728
4.50%, 5/1/2046 963 901
Pool# Q41548
3.00%, 7/1/2046 71,964 60,931
Pool# Q41903
3.50%, 7/1/2046 91,146 80,033
Pool# Q41491
3.50%, 7/1/2046 9,395 8,242
Pool# Q41407
3.50%, 7/1/2046 2,590 2,270
Pool# G61791
4.00%, 7/1/2046 72,170 65,990
Pool# Q41947
4.50%, 7/1/2046 3,744 3,516
Pool# G08715
3.00%, 8/1/2046 485,649 411,187
Pool# Q42596
3.50%, 8/1/2046 77,226 68,061
Pool# Q42203
3.50%, 8/1/2046 19,932 17,533
Pool# G61237
3.50%, 8/1/2046 14,613 12,969
Pool# Q42393
3.50%, 8/1/2046 11,900 10,436
Pool# Q42680
4.00%, 8/1/2046 2,521 2,313
Pool# G08720
4.50%, 8/1/2046 9,421 8,854
Pool# G61323
3.00%, 9/1/2046 460,707 394,410
Pool# G08721
3.00%, 9/1/2046 266,414 225,511
Pool# V82617
3.50%, 9/1/2046 172,367 151,227
Pool# G08722
3.50%, 9/1/2046 52,385 46,160
Pool# G60733
4.50%, 9/1/2046 100,590 94,530
Pool# G60722
3.00%, 10/1/2046 775,637 656,713
Pool# Q44035
3.00%, 10/1/2046 378,277 319,963
Pool# G61815
4.00%, 10/1/2046 30,924 28,247
Pool# G61257
3.00%, 11/1/2046 741,117 625,724
Pool# Q44452
3.00%, 11/1/2046 169,311 143,145

46 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G08732
3.00%, 11/1/2046 48,298 40,743
Pool# Q44473
3.50%, 11/1/2046 20,605 18,063
Pool# Q44223
3.50%, 11/1/2046 13,061 11,449
Pool# G08734
4.00%, 11/1/2046 225,875 205,471
Pool# G08737
3.00%, 12/1/2046 1,610,279 1,361,377
Pool# G60989
3.00%, 12/1/2046 277,996 235,350
Pool# Q45878
3.00%, 12/1/2046 59,509 50,224
Pool# G08738
3.50%, 12/1/2046 1,021,938 896,387
Pool# Q45024
3.50%, 12/1/2046 74,166 65,047
Pool# G08741
3.00%, 1/1/2047 442,624 374,208
Pool# G08747
3.00%, 2/1/2047 836,468 707,104
Pool# G08748
3.50%, 2/1/2047 212,721 186,567
Pool# G08749
4.00%, 2/1/2047 352,023 320,063
Pool# G61890
4.00%, 2/1/2047 24,491 22,287
Pool# G08751
3.50%, 3/1/2047 316,135 277,267
Pool# Q47592
3.50%, 4/1/2047 53,666 47,045
Pool# Q47484
3.50%, 4/1/2047 11,934 10,482
Pool# G60988
3.00%, 5/1/2047 954,250 807,864
Pool# Q48098
3.50%, 5/1/2047 39,207 34,420
Pool# Q48237
4.50%, 5/1/2047 65,430 61,382
Pool# G61390
3.00%, 6/1/2047 733,333 620,012
Pool# Q48414
4.50%, 6/1/2047 45,588 42,347
Pool# Q48365
4.50%, 6/1/2047 15,111 14,200
Pool# G08770
3.50%, 7/1/2047 604,965 532,351
Pool# V83270
3.50%, 7/1/2047 127,949 112,163
Pool# G61339
3.00%, 8/1/2047 143,305 121,219
Pool# G08774
3.50%, 8/1/2047 66,706 58,477
Pool# Q49917
3.50%, 8/1/2047 49,957 43,793
Pool# Q53085
3.00%, 9/1/2047 154,505 131,109
Pool# G61295
3.50%, 9/1/2047 338,448 297,827
Pool# G08779
3.50%, 9/1/2047 181,904 158,131
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61622
3.00%, 10/1/2047 355,719 301,044
Pool# G08785
4.00%, 10/1/2047 20,794 18,742
Pool# Q52075
4.00%, 11/1/2047 122,150 111,282
Pool# V83598
3.50%, 12/1/2047 53,966 47,308
Pool# G67707
3.50%, 1/1/2048 396,596 351,954
Pool# V83909
4.00%, 1/1/2048 147,460 134,413
Pool# G61311
3.50%, 2/1/2048 372,948 326,932
Pool# T65458
3.50%, 2/1/2048 66,613 57,121
Pool# G08801
4.00%, 2/1/2048 111,305 101,085
Pool# Q54460
4.00%, 2/1/2048 110,291 100,912
Pool# G61298
4.00%, 2/1/2048 53,085 48,214
Pool# Q54727
3.50%, 3/1/2048 155,019 135,893
Pool# Q55401
5.00%, 4/1/2048 31,320 30,119
Pool# V84237
3.50%, 5/1/2048 247,434 216,901
Pool# G08813
3.50%, 5/1/2048 27,608 24,190
Pool# G08820
4.50%, 5/1/2048 207,669 194,616
Pool# G08821
5.00%, 5/1/2048 8,169 7,851
Pool# G67712
4.00%, 6/1/2048 108,609 99,495
Pool# G67713
4.00%, 6/1/2048 89,590 81,585
Pool# G08817
4.00%, 6/1/2048 32,461 29,409
Pool# G08818
4.50%, 6/1/2048 111,608 104,604
Pool# Q56473
4.50%, 6/1/2048 27,899 26,134
Pool# Q56472
4.50%, 6/1/2048 25,087 23,529
Pool# G08827
4.50%, 7/1/2048 76,087 71,168
Pool# Q57401
4.50%, 7/1/2048 33,053 30,975
Pool# Q57402
4.50%, 7/1/2048 9,041 8,479
Pool# G08833
5.00%, 7/1/2048 3,138 3,017
Pool# G08831
4.00%, 8/1/2048 88,913 80,661
Pool# G08836
4.00%, 9/1/2048 357,268 324,000
Pool# G67716
4.50%, 10/1/2048 61,671 57,840
Pool# G08843
4.50%, 10/1/2048 26,949 25,238

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 47
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# V85044
4.00%, 12/1/2048 105,341 95,430
Pool# V85082
4.50%, 12/1/2048 19,613 18,367
Pool# G61846
4.00%, 1/1/2049 1,862 1,687
Pool# V85139
4.50%, 1/1/2049 24,853 23,274
FHLMC Non Gold Pool
Pool# 1B8478
5.94%, 7/1/2041(a) 19,512 19,547
Pool# 2B0108
4.15%, 1/1/2042(a) 4,241 4,158
Pool# 2B1381
5.24%, 6/1/2043(a) 449 437
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 28,472 27,479
Pool# ZS7757
3.00%, 3/1/2030 258,877 241,386
Pool# SB0383
2.50%, 4/1/2032 612,915 553,308
Pool# ZS8701
3.50%, 6/1/2033 40,775 38,320
Pool# SB0218
3.00%, 10/1/2033 71,709 66,304
Pool# SB0366
3.50%, 2/1/2034 100,135 94,091
Pool# QN0248
3.00%, 7/1/2034 36,025 32,821
Pool# SB0095
3.50%, 7/1/2034 64,385 62,349
Pool# SB0069
3.00%, 9/1/2034 130,139 118,563
Pool# SB8021
3.00%, 12/1/2034 256,761 233,889
Pool# SB8500
2.50%, 7/1/2035 657,347 582,925
Pool# SB8505
2.50%, 10/1/2035 1,928,438 1,705,122
Pool# SB8506
2.00%, 2/1/2036 1,675,152 1,448,520
Pool# SB8508
2.00%, 2/1/2036 1,200,075 1,036,023
Pool# RC1826
2.00%, 2/1/2036 352,921 303,336
Pool# SB8092
1.50%, 3/1/2036 400,548 335,864
Pool# RC1887
2.00%, 3/1/2036 657,054 566,284
Pool# RC2049
2.00%, 6/1/2036 1,572,746 1,351,739
Pool# RC2045
2.00%, 6/1/2036 480,045 412,584
Pool# SB8112
2.50%, 7/1/2036 272,853 240,966
Pool# QN7405
2.00%, 8/1/2036 199,887 172,192
Pool# SB8119
2.00%, 9/1/2036 893,948 768,328
Pool# SB8140
1.50%, 2/1/2037 585,185 487,928
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8144
1.50%, 3/1/2037 1,220,973 1,018,027
Pool# QN9700
1.50%, 3/1/2037 390,783 325,826
Pool# SB8148
2.00%, 4/1/2037 2,691,078 2,307,744
Pool# SB8154
2.50%, 5/1/2037 185,213 163,213
Pool# QA2237
3.00%, 7/1/2046 938,273 793,261
Pool# QA2226
3.00%, 7/1/2046 551,707 466,441
Pool# ZS4693
3.00%, 12/1/2046 736,492 621,753
Pool# ZM2339
3.50%, 1/1/2047 151,358 132,544
Pool# ZS4746
3.00%, 12/1/2047 363,000 305,395
Pool# ZA5785
4.50%, 10/1/2048 153,838 143,914
Pool# ZT1321
4.50%, 11/1/2048 189,591 177,304
Pool# ZA6139
4.50%, 12/1/2048 60,955 56,947
Pool# SD0295
3.00%, 2/1/2049 1,729,494 1,462,958
Pool# ZA6380
4.00%, 3/1/2049 68,433 61,817
Pool# ZA6536
4.00%, 3/1/2049 68,339 61,711
Pool# ZT1858
4.50%, 4/1/2049 35,306 32,942
Pool# QA8965
3.00%, 4/1/2050 524,766 437,891
Pool# RA2579
3.00%, 5/1/2050 248,414 207,056
Pool# RA3022
2.50%, 6/1/2050 561,778 449,325
Pool# SD7521
2.50%, 7/1/2050 830,179 670,060
Pool# RA3174
3.00%, 7/1/2050 520,002 436,005
Pool# SD8074
3.00%, 7/1/2050 239,534 199,880
Pool# SD7523
2.50%, 8/1/2050 217,450 175,308
Pool# RA3382
3.00%, 8/1/2050 522,167 434,745
Pool# SD0500
3.00%, 8/1/2050 38,577 32,447
Pool# SD0514
2.00%, 10/1/2050 800,931 614,278
Pool# RA3723
2.00%, 10/1/2050 261,323 199,915
Pool# SD8100
3.00%, 10/1/2050 1,554,744 1,293,968
Pool# RA3935
2.50%, 11/1/2050 2,444,992 1,955,561
Pool# RA3932
2.50%, 11/1/2050 1,458,134 1,174,390
Pool# RA3934
2.50%, 11/1/2050 732,087 585,538

48 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3987
2.50%, 11/1/2050 315,526 252,365
Pool# RA4071
2.50%, 12/1/2050 849,969 679,822
Pool# RA4216
2.50%, 12/1/2050 782,437 622,412
Pool# SD0522
3.00%, 12/1/2050 510,408 424,638
Pool# RA4411
2.50%, 1/1/2051 1,794,099 1,435,002
Pool# RA4351
2.50%, 1/1/2051 958,155 766,004
Pool# RA4410
2.50%, 1/1/2051 643,213 514,472
Pool# RA4652
2.00%, 2/1/2051 3,024,170 2,310,242
Pool# RA4493
2.00%, 2/1/2051 1,418,942 1,083,902
Pool# QB9104
2.00%, 2/1/2051 748,239 571,647
Pool# RA4737
2.00%, 3/1/2051 2,718,113 2,076,601
Pool# RA4718
2.00%, 3/1/2051 1,201,848 918,123
Pool# SD7537
2.00%, 3/1/2051 636,086 485,997
Pool# SD8139
1.50%, 4/1/2051 911,765 655,859
Pool# SD8140
2.00%, 4/1/2051 5,113,892 3,906,676
Pool# SD8145
1.50%, 5/1/2051 1,804,846 1,298,272
Pool# SD8146
2.00%, 5/1/2051 9,241,006 7,058,505
Pool# QC2070
2.00%, 5/1/2051 125,556 96,302
Pool# SD0593
3.00%, 5/1/2051 1,825,268 1,541,486
Pool# RA5436
2.00%, 6/1/2051 381,919 291,634
Pool# RA5373
2.00%, 6/1/2051 322,406 247,221
Pool# SD8154
1.50%, 7/1/2051 1,820,832 1,312,039
Pool# RA5398
2.00%, 7/1/2051 1,091,162 836,705
Pool# QC5128
2.00%, 8/1/2051 310,545 237,465
Pool# SD8166
2.00%, 9/1/2051 1,819,723 1,386,452
Pool# RA6140
2.00%, 10/1/2051 1,295,846 988,905
Pool# RA6085
2.00%, 10/1/2051 774,480 596,825
Pool# RA6091
2.00%, 10/1/2051 737,509 565,387
Pool# RA6503
2.00%, 12/1/2051 8,970,185 6,846,833
Pool# RA6624
2.00%, 1/1/2052 5,785,760 4,409,878
Pool# SD0856
2.00%, 1/1/2052 1,435,171 1,095,424
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8211
2.00%, 5/1/2052 18,442,340 14,039,560
Pool# RA7543
4.00%, 6/1/2052 208,947 186,230
Pool# SD8224
2.50%, 7/1/2052 2,843,691 2,258,906
Pool# RA7664
4.00%, 7/1/2052 477,805 425,658
Pool# SD1488
4.00%, 8/1/2052 532,373 474,331
Pool# SD1424
4.00%, 8/1/2052 452,032 402,838
Pool# RA7920
4.00%, 9/1/2052 549,297 489,320
Pool# SD2215
4.00%, 10/1/2052 578,521 519,173
Pool# RA8406
5.00%, 1/1/2053 704,869 665,707
Pool# RA8411
5.50%, 1/1/2053 193,429 187,832
Pool# QF5629
6.00%, 1/1/2053 481,095 478,956
Pool# SD7560
4.00%, 2/1/2053 956,345 862,374
Pool# SD8299
5.00%, 2/1/2053 2,252,921 2,126,872
Pool# RA8791
5.00%, 4/1/2053 479,593 452,870
Pool# RA8794
5.50%, 4/1/2053 986,845 958,902
Pool# SD2661
5.50%, 4/1/2053 671,887 649,962
Pool# SD8324
5.50%, 5/1/2053 1,230,941 1,190,031
Pool# RA9090
5.50%, 5/1/2053 970,525 938,755
Pool# SD2890
5.50%, 5/1/2053 389,067 378,051
Pool# SD2905
5.50%, 5/1/2053 237,731 229,960
Pool# RA9162
5.50%, 6/1/2053 490,297 475,144
Pool# SD3085
5.50%, 6/1/2053 234,821 227,628
Pool# SD3565
4.50%, 8/1/2053 191,214 175,769
Pool# SD3603
6.00%, 8/1/2053 1,814,409 1,804,661
FNMA Pool
Pool# AC9890
4.68%, 4/1/2040(a) 171,379 167,309
Pool# AC9895
5.06%, 4/1/2040(a) 351,606 343,209
Pool# AJ1249
6.06%, 9/1/2041(a) 48,033 48,914
Pool# AK0714
4.26%, 2/1/2042(a) 6,596 6,463
Pool# AT4250
5.41%, 6/1/2043(a) 15,901 15,736
Pool# BF0203
3.00%, 2/1/2047 430,831 379,308

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 49
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# BF0206
4.00%, 2/1/2047 255,266 236,210
Pool# BF0200
3.50%, 11/1/2051 179,689 156,853
Pool# BF0171
4.00%, 1/1/2057 154,841 138,199
Pool# BF0184
4.00%, 2/1/2057 176,314 157,365
FNMA UMBS Pool
Pool# AA2549
4.00%, 4/1/2024 2,973 2,930
Pool# 934863
4.00%, 6/1/2024 9,664 9,520
Pool# AC1374
4.00%, 8/1/2024 6,835 6,621
Pool# AC1529
4.50%, 9/1/2024 20,667 19,930
Pool# AD0244
4.50%, 10/1/2024 3,063 2,964
Pool# AD4089
4.50%, 5/1/2025 49,819 48,137
Pool# 890216
4.50%, 7/1/2025 8,001 7,735
Pool# AB1609
4.00%, 10/1/2025 23,765 22,940
Pool# AH1361
3.50%, 12/1/2025 23,382 22,875
Pool# AH1518
3.50%, 12/1/2025 11,826 11,562
Pool# AH5616
3.50%, 2/1/2026 70,947 69,319
Pool# AL0298
4.00%, 5/1/2026 67,336 64,967
Pool# AB4277
3.00%, 1/1/2027 132,239 127,636
Pool# AL1391
3.50%, 1/1/2027 1,976 1,914
Pool# AP4746
3.00%, 8/1/2027 36,424 35,027
Pool# AP7855
3.00%, 9/1/2027 219,717 210,927
Pool# AP4640
3.00%, 9/1/2027 26,974 25,908
Pool# AQ5096
3.00%, 11/1/2027 55,040 52,825
Pool# AB6887
3.00%, 11/1/2027 45,840 43,971
Pool# AQ4532
3.00%, 11/1/2027 37,624 36,100
Pool# AQ3758
3.00%, 11/1/2027 28,468 27,269
Pool# AB6886
3.00%, 11/1/2027 22,735 21,838
Pool# AQ7406
3.00%, 11/1/2027 20,652 19,844
Pool# AQ2884
3.00%, 12/1/2027 21,568 20,648
Pool# AS0487
2.50%, 9/1/2028 121,464 115,011
Pool# 930998
4.50%, 4/1/2029 2,551 2,489
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM1507
2.50%, 12/1/2029 66,972 63,664
Pool# AL8077
3.50%, 12/1/2029 8,336 7,838
Pool# BM4299
3.00%, 3/1/2030 244,162 235,516
Pool# AS4874
3.00%, 4/1/2030 188,619 175,833
Pool# AS5412
2.50%, 7/1/2030 73,081 66,618
Pool# AS5420
3.00%, 7/1/2030 159,359 148,560
Pool# AL7152
3.50%, 7/1/2030 157,088 147,569
Pool# AS5702
2.50%, 8/1/2030 263,527 240,218
Pool# AZ4898
2.50%, 8/1/2030 169,360 154,367
Pool# AY8448
3.00%, 8/1/2030 552,635 513,700
Pool# AZ2953
3.00%, 9/1/2030 471,463 438,249
Pool# AZ5718
3.00%, 9/1/2030 314,970 293,283
Pool# AS6060
3.00%, 10/1/2030 361,688 336,890
Pool# AZ9234
3.50%, 10/1/2030 19,341 18,182
Pool# BA2993
3.00%, 11/1/2030 78,185 72,874
Pool# AS6174
3.50%, 11/1/2030 10,133 9,522
Pool# AS6272
2.50%, 12/1/2030 100,164 91,284
Pool# AS6295
3.00%, 12/1/2030 142,969 133,271
Pool# BA3545
3.00%, 12/1/2030 66,855 62,313
Pool# AH1515
4.00%, 12/1/2030 154,957 143,877
Pool# AD0716
6.50%, 12/1/2030 416,398 418,882
Pool# BA6532
2.50%, 1/1/2031 80,652 73,506
Pool# BM5016
3.00%, 1/1/2031 227,247 211,848
Pool# AB2121
4.00%, 1/1/2031 24,475 22,725
Pool# AL8060
3.00%, 2/1/2031 160,018 149,176
Pool# MA0641
4.00%, 2/1/2031 106,100 98,513
Pool# 560868
7.50%, 2/1/2031 442 441
Pool# AS6799
3.00%, 3/1/2031 120,056 111,605
Pool# BC0774
3.00%, 3/1/2031 71,432 66,384
Pool# AS6919
3.50%, 3/1/2031 8,095 7,607
Pool# BC4410
3.50%, 3/1/2031 7,837 7,343

50 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BC0320
3.50%, 3/1/2031 6,270 5,884
Pool# BC4430
3.00%, 4/1/2031 26,804 24,921
Pool# AL8565
3.00%, 6/1/2031 84,650 78,701
Pool# AL8566
3.00%, 6/1/2031 82,825 76,987
Pool# AL8561
3.50%, 6/1/2031 76,090 71,523
Pool# AS8028
2.50%, 9/1/2031 296,130 267,348
Pool# AL9378
3.00%, 9/1/2031 41,770 38,938
Pool# MA2775
2.50%, 10/1/2031 603,193 544,540
Pool# BM1888
2.50%, 10/1/2031 477,964 453,443
Pool# AS8038
2.50%, 10/1/2031 281,762 254,339
Pool# BC4777
2.50%, 10/1/2031 225,188 202,832
Pool# AL9323
2.50%, 10/1/2031 13,011 11,746
Pool# AS8612
3.00%, 10/1/2031 68,544 63,723
Pool# 607212
7.50%, 10/1/2031 2,660 2,651
Pool# MA0895
3.50%, 11/1/2031 107,917 99,474
Pool# MA2830
2.50%, 12/1/2031 238,002 214,853
Pool# BM3814
2.50%, 12/1/2031 163,382 147,501
Pool# AS8594
2.50%, 1/1/2032 191,881 173,229
Pool# AS8597
2.50%, 1/1/2032 161,944 146,196
Pool# AS8609
3.00%, 1/1/2032 119,825 111,373
Pool# AL9786
3.00%, 1/1/2032 107,051 99,792
Pool# AL9585
3.50%, 1/1/2032 43,163 40,565
Pool# BM1036
2.50%, 2/1/2032 869,891 785,325
Pool# BM4624
3.00%, 2/1/2032 122,020 113,441
Pool# AL9872
3.00%, 2/1/2032 92,165 85,680
Pool# AL9740
3.00%, 2/1/2032 84,923 78,523
Pool# AL9871
3.00%, 2/1/2032 55,443 51,546
Pool# AS8767
3.00%, 2/1/2032 9,883 9,186
Pool# BM1007
2.50%, 3/1/2032 262,172 236,644
Pool# AL9899
3.00%, 3/1/2032 16,373 15,221
Pool# BM3269
2.50%, 4/1/2032 387,984 350,222
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA1029
3.50%, 4/1/2032 94,450 87,060
Pool# 545556
7.00%, 4/1/2032 1,732 1,786
Pool# AO2565
3.50%, 5/1/2032 22,589 20,820
Pool# AS9695
3.50%, 5/1/2032 18,744 17,617
Pool# 545605
7.00%, 5/1/2032 2,364 2,461
Pool# BM4088
3.00%, 6/1/2032 152,995 142,221
Pool# AO5103
3.50%, 6/1/2032 109,111 100,571
Pool# 890786
3.50%, 6/1/2032 19,422 18,250
Pool# MA1107
3.50%, 7/1/2032 13,582 12,474
Pool# FM1664
4.00%, 7/1/2032 55,421 53,478
Pool# 651361
7.00%, 7/1/2032 891 882
Pool# BM1669
3.00%, 8/1/2032 94,180 87,090
Pool# AP1990
3.50%, 8/1/2032 48,811 44,991
Pool# AP1997
3.50%, 8/1/2032 26,163 24,116
Pool# BH5355
3.50%, 8/1/2032 4,936 4,638
Pool# AO7202
3.50%, 9/1/2032 94,521 87,125
Pool# MA1166
3.50%, 9/1/2032 73,337 67,596
Pool# BM5167
3.50%, 9/1/2032 12,523 11,772
Pool# CA0586
2.50%, 10/1/2032 40,128 36,223
Pool# AP3673
3.50%, 10/1/2032 86,318 79,563
Pool# BH9391
3.50%, 10/1/2032 6,204 5,829
Pool# BM3389
3.00%, 11/1/2032 152,199 140,742
Pool# AB6962
3.50%, 11/1/2032 133,664 123,197
Pool# AQ3343
3.50%, 11/1/2032 78,849 72,676
Pool# BM3977
3.00%, 12/1/2032 223,935 207,062
Pool# CA0951
3.00%, 12/1/2032 123,169 113,868
Pool# FM1661
2.50%, 1/1/2033 419,557 383,022
Pool# BM4338
2.50%, 1/1/2033 252,385 227,855
Pool# BM3919
3.00%, 2/1/2033 139,852 129,321
Pool# BM3750
3.50%, 3/1/2033 122,969 115,549
Pool# BM4129
3.50%, 4/1/2033 144,270 135,579

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 555346
5.50%, 4/1/2033 26,409 26,274
Pool# 713560
5.50%, 4/1/2033 6,230 6,103
Pool# 694846
6.50%, 4/1/2033 2,166 2,177
Pool# AB9402
3.00%, 5/1/2033 158,549 142,474
Pool# AB9403
3.00%, 5/1/2033 67,085 60,283
Pool# AB9300
3.00%, 5/1/2033 54,193 48,699
Pool# BM4132
3.50%, 5/1/2033 111,760 105,033
Pool# MA3372
4.00%, 5/1/2033 92,817 88,146
Pool# 555421
5.00%, 5/1/2033 550,957 539,275
Pool# MA3393
4.00%, 6/1/2033 41,106 39,061
Pool# MA3427
4.00%, 7/1/2033 31,137 29,610
Pool# 720087
5.50%, 7/1/2033 96,674 96,179
Pool# 728721
5.50%, 7/1/2033 11,566 11,507
Pool# 555684
5.50%, 7/1/2033 3,993 3,972
Pool# MA1527
3.00%, 8/1/2033 545,018 489,751
Pool# 743235
5.50%, 10/1/2033 8,114 8,027
Pool# 750229
6.50%, 10/1/2033 15,716 15,792
Pool# FM2154
4.00%, 12/1/2033 99,261 95,815
Pool# 755872
5.50%, 12/1/2033 85,623 85,185
Pool# 725221
5.50%, 1/1/2034 2,317 2,305
Pool# 725223
5.50%, 3/1/2034 278 276
Pool# 725228
6.00%, 3/1/2034 217,602 220,062
Pool# 725425
5.50%, 4/1/2034 132,783 132,104
Pool# 725423
5.50%, 5/1/2034 13,179 13,112
Pool# 725594
5.50%, 7/1/2034 57,376 57,083
Pool# MA3739
3.50%, 8/1/2034 84,500 79,400
Pool# 788027
6.50%, 9/1/2034 19,900 19,996
Pool# MA3827
2.50%, 11/1/2034 487,575 434,610
Pool# FM1905
3.00%, 11/1/2034 59,100 53,836
Pool# 807310
7.00%, 11/1/2034 1,757 1,779
Pool# FM2412
3.50%, 1/1/2035 33,490 31,465
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 735141
5.50%, 1/1/2035 175,761 174,929
Pool# 889852
5.50%, 5/1/2035 4,875 4,850
Pool# FM5474
2.50%, 10/1/2035 455,051 402,170
Pool# MA4156
2.50%, 10/1/2035 370,233 327,257
Pool# FM4900
2.00%, 12/1/2035 58,807 50,772
Pool# 256023
6.00%, 12/1/2035 154,802 157,397
Pool# CA8793
2.00%, 2/1/2036 1,430,624 1,229,748
Pool# CA8736
2.00%, 2/1/2036 698,333 602,817
Pool# CA8789
2.00%, 2/1/2036 686,533 590,150
Pool# FM5908
2.00%, 2/1/2036 485,238 418,937
Pool# CA9141
2.00%, 2/1/2036 471,382 406,978
Pool# CA9145
2.00%, 2/1/2036 394,621 339,212
Pool# FM5571
2.00%, 2/1/2036 224,894 194,146
Pool# CA9435
2.00%, 3/1/2036 431,743 371,105
Pool# CA9475
2.00%, 3/1/2036 403,645 346,977
Pool# CA9441
2.50%, 3/1/2036 319,739 283,097
Pool# CB0262
2.00%, 4/1/2036 644,355 553,811
Pool# 745418
5.50%, 4/1/2036 25,943 25,882
Pool# FM7259
2.50%, 5/1/2036 279,757 247,149
Pool# 745516
5.50%, 5/1/2036 14,955 14,920
Pool# MA4360
2.00%, 6/1/2036 1,156,148 993,686
Pool# 889745
5.50%, 6/1/2036 2,787 2,773
Pool# CB1090
2.50%, 7/1/2036 168,123 148,491
Pool# FM8538
2.00%, 8/1/2036 223,421 192,497
Pool# 995065
5.50%, 9/1/2036 94,212 93,730
Pool# 888635
5.50%, 9/1/2036 62,906 62,584
Pool# MA4441
1.50%, 10/1/2036 256,572 215,124
Pool# MA4535
1.50%, 2/1/2037 4,359,490 3,634,956
Pool# MA4566
1.50%, 3/1/2037 1,946,319 1,621,617
Pool# MA4581
1.50%, 4/1/2037 511,675 426,311
Pool# BT2234
2.00%, 4/1/2037 5,079,163 4,357,190

52 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,466,437 2,115,394
Pool# FS2950
2.50%, 4/1/2037 91,684 80,970
Pool# FS2035
2.00%, 5/1/2037 2,443,085 2,095,939
Pool# CB4006
2.00%, 5/1/2037 2,069,848 1,775,015
Pool# MA4628
2.50%, 6/1/2037 185,458 163,428
Pool# FS2497
1.50%, 8/1/2037 319,696 266,560
Pool# 995024
5.50%, 8/1/2037 34,557 34,420
Pool# 995050
6.00%, 9/1/2037 316,246 321,549
Pool# 955194
7.00%, 11/1/2037 33,108 34,204
Pool# 928940
7.00%, 12/1/2037 20,334 20,025
Pool# MA3389
4.00%, 6/1/2038 65,823 60,169
Pool# MA3464
3.50%, 9/1/2038 131,555 117,667
Pool# 990810
7.00%, 10/1/2038 39,966 39,262
Pool# AD8536
5.00%, 8/1/2040 102,294 99,810
Pool# AB1735
3.50%, 11/1/2040 4,690 4,163
Pool# AE9747
4.50%, 12/1/2040 370,911 350,381
Pool# AB2067
3.50%, 1/1/2041 143,267 127,698
Pool# 932888
3.50%, 1/1/2041 118,874 105,513
Pool# AB2068
3.50%, 1/1/2041 82,035 72,814
Pool# 932891
3.50%, 1/1/2041 21,160 18,776
Pool# AL3650
5.00%, 2/1/2041 6,808 6,643
Pool# AL6521
5.00%, 4/1/2041 613,891 600,650
Pool# AL0390
5.00%, 5/1/2041 206,998 202,187
Pool# AL5863
4.50%, 6/1/2041 1,191,202 1,123,008
Pool# AI9851
4.50%, 9/1/2041 21,604 20,380
Pool# AL0761
5.00%, 9/1/2041 67,764 66,049
Pool# BM3907
5.50%, 9/1/2041 156,309 155,509
Pool# AJ5431
4.50%, 10/1/2041 48,184 45,466
Pool# AJ4861
4.00%, 12/1/2041 65,946 60,379
Pool# AX5316
4.50%, 1/1/2042 36,665 34,635
Pool# AL2499
4.50%, 1/1/2042 12,095 11,428
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW8167
3.50%, 2/1/2042 430,974 382,520
Pool# AB5185
3.50%, 5/1/2042 192,054 170,303
Pool# AO3575
4.50%, 5/1/2042 44,281 41,715
Pool# AO4647
3.50%, 6/1/2042 441,191 391,251
Pool# AO8036
4.50%, 7/1/2042 185,343 174,846
Pool# AP2092
4.50%, 8/1/2042 11,154 10,360
Pool# AP6579
3.50%, 9/1/2042 396,782 352,052
Pool# AL2782
4.50%, 9/1/2042 63,992 60,449
Pool# AB6524
3.50%, 10/1/2042 588,585 521,506
Pool# AB7074
3.00%, 11/1/2042 340,817 291,345
Pool# AP8785
3.00%, 11/1/2042 118,609 101,396
Pool# AL2677
3.50%, 11/1/2042 384,001 340,602
Pool# AB6786
3.50%, 11/1/2042 201,223 178,331
Pool# MA1273
3.50%, 12/1/2042 165,114 146,365
Pool# AR4210
3.50%, 1/1/2043 98,344 87,131
Pool# AT4040
3.00%, 3/1/2043 90,656 77,494
Pool# AR8213
3.50%, 4/1/2043 85,073 75,507
Pool# AB9238
3.00%, 5/1/2043 566,537 484,291
Pool# AB9237
3.00%, 5/1/2043 453,565 387,717
Pool# AB9236
3.00%, 5/1/2043 143,734 122,867
Pool# AB9362
3.50%, 5/1/2043 582,540 516,179
Pool# AT4145
3.00%, 6/1/2043 169,741 145,096
Pool# AB9814
3.00%, 7/1/2043 530,483 453,470
Pool# AT6871
3.00%, 7/1/2043 65,502 55,874
Pool# AS0203
3.00%, 8/1/2043 410,072 350,536
Pool# AS0255
4.50%, 8/1/2043 144,047 135,177
Pool# AS0516
3.00%, 9/1/2043 284,501 243,018
Pool# AL4471
4.00%, 9/1/2043 219,802 201,245
Pool# AL6951
3.50%, 10/1/2043 282,489 250,367
Pool# BM4222
3.00%, 1/1/2044 390,407 333,795
Pool# AS2276
4.50%, 4/1/2044 223,669 209,894

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AW1006
4.00%, 5/1/2044 82,441 75,479
Pool# AL7767
4.50%, 6/1/2044 19,936 18,391
Pool# AS3161
4.00%, 8/1/2044 485,866 443,655
Pool# BM4650
3.00%, 10/1/2044 707,848 605,209
Pool# CA0688
3.50%, 10/1/2044 173,970 154,118
Pool# BC5090
4.00%, 10/1/2044 40,103 36,651
Pool# AS3946
4.00%, 12/1/2044 552,541 504,621
Pool# AL8303
3.00%, 1/1/2045 124,948 106,830
Pool# BM4384
4.00%, 1/1/2045 207,637 189,938
Pool# BM3611
4.00%, 1/1/2045 175,005 160,235
Pool# BM3804
3.50%, 2/1/2045 78,493 69,538
Pool# AL9555
4.00%, 2/1/2045 1,108,669 1,015,191
Pool# AX9524
4.00%, 2/1/2045 647,130 591,740
Pool# AS4418
4.00%, 2/1/2045 426,938 390,400
Pool# AS4375
4.00%, 2/1/2045 299,566 273,926
Pool# AL6889
4.50%, 2/1/2045 68,965 64,720
Pool# BM3931
3.00%, 3/1/2045 345,566 295,436
Pool# AY1312
3.50%, 3/1/2045 1,057,382 930,882
Pool# AX9567
3.50%, 3/1/2045 60,584 53,331
Pool# AS4578
4.00%, 3/1/2045 84,601 77,360
Pool# BM4975
4.00%, 3/1/2045 84,199 76,921
Pool# BM3664
3.00%, 5/1/2045 383,558 327,939
Pool# AS4921
3.50%, 5/1/2045 500,296 440,027
Pool# AS5012
4.00%, 5/1/2045 812,213 742,693
Pool# BM5562
4.00%, 6/1/2045 156,745 143,481
Pool# AS5312
3.50%, 7/1/2045 105,449 92,614
Pool# AZ7111
4.00%, 7/1/2045 11,071 10,078
Pool# AZ9866
4.00%, 8/1/2045 8,291 7,490
Pool# AL7207
4.50%, 8/1/2045 87,707 82,309
Pool# AL9634
3.50%, 10/1/2045 64,859 57,522
Pool# BA2164
3.00%, 11/1/2045 88,571 74,940
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6311
3.50%, 12/1/2045 822,020 721,366
Pool# AS6282
3.50%, 12/1/2045 749,573 658,198
Pool# BC0326
3.50%, 12/1/2045 478,783 420,223
Pool# BC0092
3.50%, 12/1/2045 46,410 40,705
Pool# BC0475
3.50%, 12/1/2045 34,359 30,182
Pool# AS6362
4.50%, 12/1/2045 15,041 14,115
Pool# AS6474
3.50%, 1/1/2046 191,127 168,893
Pool# AS6539
3.50%, 1/1/2046 175,959 155,480
Pool# AL9849
3.50%, 1/1/2046 97,238 86,154
Pool# AS6527
4.00%, 1/1/2046 118,114 107,561
Pool# BC0178
4.50%, 1/1/2046 2,061 1,932
Pool# BC1158
3.50%, 2/1/2046 644,543 565,573
Pool# BC2667
4.00%, 2/1/2046 18,099 16,476
Pool# BC0605
4.00%, 2/1/2046 14,273 12,967
Pool# AL9781
4.50%, 2/1/2046 169,816 159,841
Pool# BC0300
3.50%, 3/1/2046 476,986 418,444
Pool# BM4621
3.50%, 3/1/2046 247,120 219,126
Pool# AS6833
3.50%, 3/1/2046 10,741 9,434
Pool# AS6795
4.00%, 3/1/2046 57,452 52,185
Pool# BA6972
4.00%, 3/1/2046 20,924 19,048
Pool# BC0311
4.50%, 3/1/2046 2,518 2,361
Pool# BC0823
3.50%, 4/1/2046 78,981 69,279
Pool# BA7692
3.50%, 4/1/2046 10,053 8,816
Pool# AS7026
4.00%, 4/1/2046 44,562 40,525
Pool# AS7171
3.50%, 5/1/2046 21,157 18,553
Pool# AS7251
4.00%, 5/1/2046 8,146 7,411
Pool# AS7387
3.50%, 6/1/2046 60,148 52,714
Pool# AL8833
4.00%, 6/1/2046 517,406 473,119
Pool# AS7594
3.50%, 7/1/2046 434,085 380,412
Pool# AS7593
3.50%, 7/1/2046 407,924 357,533
Pool# AL8824
3.50%, 7/1/2046 113,565 100,357

54 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7545
3.50%, 7/1/2046 106,154 93,026
Pool# AS7490
3.50%, 7/1/2046 79,025 69,551
Pool# BC1452
4.00%, 7/1/2046 786,387 715,456
Pool# BD5180
4.50%, 7/1/2046 1,216 1,136
Pool# MA2705
3.00%, 8/1/2046 395,296 334,270
Pool# BC1489
3.00%, 8/1/2046 91,791 77,607
Pool# BD4890
3.50%, 8/1/2046 523,277 458,458
Pool# BC9501
3.50%, 8/1/2046 18,171 15,860
Pool# AS7760
4.00%, 8/1/2046 85,888 78,088
Pool# AS7648
4.00%, 8/1/2046 39,218 35,622
Pool# AS7795
4.00%, 8/1/2046 32,500 29,536
Pool# BD3911
4.00%, 8/1/2046 7,061 6,419
Pool# BD3923
4.00%, 8/1/2046 6,163 5,602
Pool# AS7770
4.50%, 8/1/2046 22,469 21,091
Pool# BD5232
4.50%, 8/1/2046 4,270 4,008
Pool# AL8947
3.50%, 9/1/2046 143,267 125,655
Pool# BD4944
3.50%, 9/1/2046 11,192 9,800
Pool# AL9263
3.00%, 10/1/2046 134,390 113,537
Pool# AL9234
3.50%, 10/1/2046 55,743 49,272
Pool# BM3932
3.50%, 10/1/2046 32,618 28,615
Pool# AS8125
3.50%, 10/1/2046 31,709 27,795
Pool# FM1871
4.00%, 10/1/2046 78,923 72,264
Pool# BC4766
4.50%, 10/1/2046 26,481 24,826
Pool# AS8154
4.50%, 10/1/2046 8,142 7,642
Pool# FM1368
3.00%, 11/1/2046 757,266 640,369
Pool# MA2806
3.00%, 11/1/2046 264,291 224,088
Pool# BC9003
3.00%, 11/1/2046 105,987 89,559
Pool# AS8369
3.50%, 11/1/2046 414,201 362,806
Pool# BE5067
3.50%, 11/1/2046 277,320 243,585
Pool# BE0065
3.50%, 11/1/2046 10,990 9,662
Pool# BE5038
4.00%, 11/1/2046 9,781 8,973
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA2833
3.00%, 12/1/2046 2,217,307 1,880,208
Pool# AS8483
3.00%, 12/1/2046 524,614 445,223
Pool# BC9067
3.00%, 12/1/2046 261,812 221,159
Pool# AS8488
3.00%, 12/1/2046 205,277 173,426
Pool# AS8509
3.00%, 12/1/2046 66,866 56,505
Pool# BM1121
3.50%, 12/1/2046 421,981 371,669
Pool# AS8492
3.50%, 12/1/2046 415,986 368,645
Pool# AS8572
3.50%, 12/1/2046 300,765 263,350
Pool# AS8417
3.50%, 12/1/2046 252,170 220,852
Pool# BE4224
3.50%, 12/1/2046 10,511 9,214
Pool# AS8650
3.00%, 1/1/2047 900,002 759,741
Pool# AL9697
3.00%, 1/1/2047 523,494 442,461
Pool# AS8647
3.00%, 1/1/2047 388,908 328,402
Pool# BE5775
3.00%, 1/1/2047 342,746 287,357
Pool# AL9774
3.50%, 1/1/2047 276,313 245,443
Pool# BM3204
3.50%, 1/1/2047 215,524 190,782
Pool# BD2440
3.50%, 1/1/2047 150,742 132,037
Pool# AS8692
3.50%, 1/1/2047 135,899 119,128
Pool# BD2450
3.50%, 1/1/2047 105,062 92,176
Pool# BE6548
3.50%, 1/1/2047 55,292 48,431
Pool# BE5856
4.50%, 1/1/2047 6,710 6,298
Pool# BE7115
4.50%, 1/1/2047 6,326 5,930
Pool# BE6503
4.50%, 1/1/2047 3,602 3,380
Pool# BM3908
5.50%, 1/1/2047 31,503 31,378
Pool# MA2895
3.00%, 2/1/2047 2,814,551 2,376,541
Pool# BM3688
3.50%, 2/1/2047 339,446 297,822
Pool# BD5046
3.50%, 2/1/2047 63,614 55,727
Pool# BM5274
4.00%, 2/1/2047 57,701 52,527
Pool# BE8495
4.50%, 2/1/2047 3,585 3,363
Pool# BE7869
4.50%, 2/1/2047 2,888 2,707
Pool# AL9859
3.00%, 3/1/2047 836,235 706,271

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AL9848
3.00%, 3/1/2047 274,216 231,599
Pool# BM5383
4.00%, 3/1/2047 37,624 34,356
Pool# AS8966
4.00%, 3/1/2047 23,088 20,957
Pool# AS8979
4.50%, 3/1/2047 38,012 35,670
Pool# BE9247
4.50%, 3/1/2047 4,067 3,816
Pool# BM3707
2.50%, 4/1/2047 147,450 119,207
Pool# AS9463
3.50%, 4/1/2047 116,917 103,015
Pool# AS9451
3.50%, 4/1/2047 80,192 70,224
Pool# BD7122
4.00%, 4/1/2047 353,387 320,804
Pool# AS9467
4.00%, 4/1/2047 189,942 172,459
Pool# AS9470
4.50%, 4/1/2047 125,170 117,458
Pool# BH0304
4.50%, 4/1/2047 6,233 5,842
Pool# AS9562
3.00%, 5/1/2047 58,851 49,619
Pool# BM3237
3.50%, 5/1/2047 286,727 252,132
Pool# AS9577
3.50%, 5/1/2047 106,962 93,645
Pool# BM1268
4.00%, 5/1/2047 215,064 195,246
Pool# BE3670
3.50%, 6/1/2047 110,927 97,127
Pool# AS9794
3.50%, 6/1/2047 101,536 89,780
Pool# AS9747
4.00%, 6/1/2047 528,619 480,447
Pool# BM3549
4.00%, 6/1/2047 216,407 196,857
Pool# BE3702
4.00%, 6/1/2047 76,895 69,550
Pool# BM1295
4.50%, 6/1/2047 78,425 73,596
Pool# BE9624
4.50%, 6/1/2047 11,421 10,638
Pool# BM3801
3.00%, 7/1/2047 465,552 393,295
Pool# AS9938
3.50%, 7/1/2047 115,684 102,324
Pool# BM1551
3.50%, 7/1/2047 99,848 87,972
Pool# AS9909
3.50%, 7/1/2047 55,408 48,819
Pool# BM1492
4.00%, 7/1/2047 373,115 338,726
Pool# AS9973
4.00%, 7/1/2047 24,011 21,794
Pool# 890673
3.00%, 8/1/2047 235,342 199,003
Pool# MA3087
3.50%, 8/1/2047 189,016 165,778
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0240
3.50%, 8/1/2047 97,383 85,257
Pool# BM1658
3.50%, 8/1/2047 79,538 69,994
Pool# BH7375
3.50%, 8/1/2047 63,463 55,588
Pool# CA0123
4.00%, 8/1/2047 305,025 277,227
Pool# BH2597
4.00%, 8/1/2047 180,396 163,706
Pool# BH5359
4.00%, 8/1/2047 113,915 103,522
Pool# CA0133
4.00%, 8/1/2047 34,678 31,469
Pool# BM5787
4.00%, 8/1/2047 10,348 9,418
Pool# CA0407
3.50%, 9/1/2047 153,088 134,026
Pool# BH4004
4.00%, 9/1/2047 164,872 149,645
Pool# BM3556
4.00%, 9/1/2047 102,771 94,409
Pool# CA0392
4.00%, 9/1/2047 67,189 60,889
Pool# CA0265
4.00%, 9/1/2047 20,180 18,318
Pool# CA0487
3.50%, 10/1/2047 405,656 355,144
Pool# BM1959
3.50%, 10/1/2047 292,351 259,080
Pool# CA0493
4.00%, 10/1/2047 181,778 164,960
Pool# BM3015
4.00%, 10/1/2047 124,946 114,386
Pool# CA0549
4.00%, 10/1/2047 111,319 101,020
Pool# CA0496
4.50%, 10/1/2047 130,874 122,702
Pool# CA0623
4.50%, 10/1/2047 29,044 27,268
Pool# CA0693
3.50%, 11/1/2047 288,452 252,536
Pool# CA0680
3.50%, 11/1/2047 142,849 126,352
Pool# BM3358
3.50%, 11/1/2047 127,284 112,744
Pool# CA0696
4.00%, 11/1/2047 311,286 281,789
Pool# BM3191
4.00%, 11/1/2047 62,367 56,603
Pool# CA0808
4.00%, 11/1/2047 52,302 47,641
Pool# BM3379
3.00%, 12/1/2047 426,612 360,751
Pool# BJ2492
3.50%, 12/1/2047 179,618 157,252
Pool# MA3211
4.00%, 12/1/2047 477,038 433,885
Pool# BJ1699
4.00%, 12/1/2047 146,079 134,190
Pool# MA3238
3.50%, 1/1/2048 296,282 259,971

56 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA0991
3.50%, 1/1/2048 293,044 258,843
Pool# CA1015
4.00%, 1/1/2048 188,166 171,209
Pool# CA1025
4.50%, 1/1/2048 239,902 224,563
Pool# CA1189
3.50%, 2/1/2048 1,172,303 1,028,220
Pool# BH9280
3.50%, 2/1/2048 621,227 545,894
Pool# CA1242
3.50%, 2/1/2048 142,537 126,443
Pool# MA3277
4.00%, 2/1/2048 10,789 9,764
Pool# BJ8271
4.50%, 2/1/2048 270,334 253,008
Pool# BJ8269
4.50%, 2/1/2048 184,817 173,242
Pool# BK1586
4.50%, 2/1/2048 175,461 164,252
Pool# BJ8270
4.50%, 2/1/2048 165,591 155,151
Pool# CA4341
3.00%, 3/1/2048 101,948 85,636
Pool# MA3305
3.50%, 3/1/2048 31,941 27,963
Pool# BK1972
4.50%, 3/1/2048 48,894 45,852
Pool# BJ0640
5.00%, 3/1/2048 13,209 12,688
Pool# CA1531
3.50%, 4/1/2048 109,232 96,660
Pool# CA1510
3.50%, 4/1/2048 62,196 54,451
Pool# CA1551
4.00%, 4/1/2048 467,438 422,725
Pool# CA1560
4.50%, 4/1/2048 96,535 90,251
Pool# BJ2681
5.00%, 4/1/2048 37,772 36,250
Pool# MA3348
5.00%, 4/1/2048 3,380 3,247
Pool# BM4024
3.50%, 5/1/2048 70,300 62,395
Pool# MA3358
4.50%, 5/1/2048 144,552 134,377
Pool# MA3374
5.00%, 5/1/2048 10,233 9,825
Pool# CA1898
4.50%, 6/1/2048 119,285 111,801
Pool# CA1951
4.00%, 7/1/2048 119,579 108,193
Pool# BK6577
4.50%, 7/1/2048 9,666 8,982
Pool# CA1988
4.50%, 7/1/2048 3,766 3,518
Pool# BK4766
4.50%, 8/1/2048 199,372 186,606
Pool# CA2376
4.00%, 9/1/2048 110,454 99,965
Pool# MA3472
5.00%, 9/1/2048 12,542 12,056
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3495
4.00%, 10/1/2048 162,472 147,094
Pool# BM4664
4.50%, 10/1/2048 74,560 69,755
Pool# CA2493
4.50%, 10/1/2048 72,846 68,129
Pool# BM5024
3.00%, 11/1/2048 532,989 448,376
Pool# FM1001
3.50%, 11/1/2048 38,462 33,673
Pool# MA3521
4.00%, 11/1/2048 173,271 156,650
Pool# MA3536
4.00%, 12/1/2048 130,032 117,643
Pool# CA2779
4.50%, 12/1/2048 248,246 232,221
Pool# BN0340
4.50%, 12/1/2048 200,061 186,484
Pool# BM5212
4.50%, 12/1/2048 54,030 50,520
Pool# FM2888
3.50%, 1/1/2049 1,347,653 1,179,849
Pool# MA3563
4.00%, 1/1/2049 1,903,912 1,722,518
Pool# BN3944
4.00%, 1/1/2049 84,373 76,334
Pool# BN3960
4.50%, 1/1/2049 135,842 127,031
Pool# BN6135
4.00%, 2/1/2049 61,220 55,220
Pool# FM2337
4.50%, 2/1/2049 203,938 190,710
Pool# CA3387
4.00%, 4/1/2049 286,819 260,806
Pool# CA3394
5.00%, 4/1/2049 25,421 24,384
Pool# CA3489
4.00%, 5/1/2049 209,692 190,672
Pool# MA3665
4.50%, 5/1/2049 213,875 199,781
Pool# FM1051
4.50%, 5/1/2049 117,474 109,762
Pool# FM7504
3.50%, 6/1/2049 276,605 242,159
Pool# CA3669
4.00%, 6/1/2049 305,800 276,324
Pool# CA3639
4.00%, 6/1/2049 108,985 98,398
Pool# FM8304
4.00%, 7/1/2049 594,861 537,813
Pool# CA3825
4.00%, 7/1/2049 246,444 225,136
Pool# FM7105
3.50%, 8/1/2049 181,711 159,086
Pool# BO5494
3.00%, 11/1/2049 85,425 71,751
Pool# FM2170
4.00%, 11/1/2049 259,273 234,895
Pool# BO6225
3.00%, 12/1/2049 676,270 563,865
Pool# BO5380
3.00%, 12/1/2049 97,285 81,707

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3873
4.00%, 12/1/2049 116,454 104,960
Pool# CA5152
3.00%, 2/1/2050 215,813 180,137
Pool# FM2887
3.00%, 3/1/2050 443,762 371,413
Pool# FM0077
3.00%, 3/1/2050 110,230 91,901
Pool# CA5510
3.00%, 4/1/2050 377,274 315,027
Pool# MA4048
3.00%, 6/1/2050 292,302 243,761
Pool# MA4077
2.00%, 7/1/2050 994,868 762,538
Pool# BP6466
3.00%, 7/1/2050 1,015,437 846,002
Pool# FM6159
3.00%, 7/1/2050 695,405 579,154
Pool# CA6598
2.50%, 8/1/2050 861,248 689,073
Pool# MA4097
3.00%, 8/1/2050 78,338 65,316
Pool# BQ4909
2.00%, 9/1/2050 1,717,014 1,319,149
Pool# CA6985
2.00%, 9/1/2050 910,464 697,420
Pool# FM4226
2.50%, 9/1/2050 2,185,554 1,751,083
Pool# FM4231
2.50%, 9/1/2050 2,031,152 1,625,120
Pool# FM4222
2.50%, 9/1/2050 511,207 412,785
Pool# CA7029
2.50%, 9/1/2050 484,525 391,089
Pool# CA7972
3.00%, 9/1/2050 598,907 498,602
Pool# CA7572
2.50%, 10/1/2050 2,958,315 2,394,375
Pool# CA7368
2.50%, 10/1/2050 1,244,681 995,851
Pool# CA7369
2.50%, 10/1/2050 942,298 753,915
Pool# MA4181
1.50%, 11/1/2050 888,767 639,485
Pool# CA7573
2.50%, 11/1/2050 4,336,119 3,506,125
Pool# FM4859
2.50%, 11/1/2050 1,044,209 836,616
Pool# FM4808
2.50%, 11/1/2050 814,585 651,740
Pool# FM5169
3.00%, 11/1/2050 531,033 442,094
Pool# FM5480
3.00%, 11/1/2050 518,879 431,977
Pool# FM4969
2.00%, 12/1/2050 1,730,672 1,323,684
Pool# CA8442
2.00%, 1/1/2051 2,085,158 1,599,447
Pool# FM6360
3.00%, 1/1/2051 590,883 491,738
Pool# FM6031
2.00%, 2/1/2051 2,595,682 1,982,935
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA8823
2.00%, 2/1/2051 1,109,262 847,569
Pool# CA8893
2.00%, 2/1/2051 1,071,525 818,659
Pool# BQ9747
2.00%, 2/1/2051 806,454 616,306
Pool# FM6135
2.00%, 2/1/2051 592,995 453,270
Pool# CA8866
2.50%, 2/1/2051 707,504 565,506
Pool# MA4280
1.50%, 3/1/2051 3,627,500 2,610,581
Pool# FM6554
2.00%, 3/1/2051 1,960,237 1,498,052
Pool# MA4281
2.00%, 3/1/2051 1,791,730 1,369,362
Pool# FM6569
2.50%, 3/1/2051 2,194,745 1,754,376
Pool# FM7677
2.50%, 3/1/2051 2,117,713 1,696,430
Pool# FM7460
4.00%, 3/1/2051 770,737 694,894
Pool# FM6834
2.00%, 4/1/2051 2,384,629 1,822,370
Pool# CB0235
2.00%, 4/1/2051 1,254,789 959,845
Pool# CB0149
2.00%, 4/1/2051 329,890 252,056
Pool# BR7647
2.00%, 4/1/2051 232,337 177,504
Pool# BR7703
2.50%, 4/1/2051 362,458 289,925
Pool# MA4325
2.00%, 5/1/2051 939,617 718,021
Pool# CB0400
2.00%, 5/1/2051 314,077 243,589
Pool# CB0514
2.50%, 5/1/2051 1,325,328 1,057,982
Pool# FS1463
4.00%, 5/1/2051 279,722 252,815
Pool# CB0684
2.00%, 6/1/2051 1,329,860 1,017,144
Pool# CB0819
2.00%, 6/1/2051 1,223,201 935,585
Pool# FM7719
2.00%, 6/1/2051 868,786 663,805
Pool# FM8630
1.50%, 7/1/2051 1,437,811 1,036,066
Pool# MA4378
2.00%, 7/1/2051 2,113,712 1,614,866
Pool# CB1110
2.00%, 7/1/2051 561,557 428,798
Pool# FM8160
2.50%, 7/1/2051 654,882 527,408
Pool# FM8007
2.50%, 7/1/2051 424,522 339,611
Pool# CB1065
2.50%, 7/1/2051 347,830 277,119
Pool# CB1133
2.50%, 7/1/2051 291,449 232,630
Pool# CB1330
2.50%, 8/1/2051 1,561,461 1,249,265

58 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM8011
2.50%, 8/1/2051 1,299,945 1,043,227
Pool# CB1400
3.00%, 8/1/2051 41,627 34,843
Pool# MA4437
2.00%, 10/1/2051 10,447,066 7,972,030
Pool# FM9082
2.00%, 10/1/2051 484,486 371,495
Pool# BU1052
2.00%, 10/1/2051 481,598 371,764
Pool# FM9081
2.00%, 10/1/2051 180,370 138,306
Pool# FS1215
2.50%, 10/1/2051 1,097,630 873,809
Pool# FS1473
3.50%, 10/1/2051 1,263,603 1,106,249
Pool# MA4464
1.50%, 11/1/2051 1,832,508 1,318,476
Pool# CB2038
2.00%, 11/1/2051 5,690,798 4,343,087
Pool# FM9450
2.00%, 11/1/2051 1,900,537 1,455,336
Pool# FM9411
2.00%, 11/1/2051 1,837,661 1,399,509
Pool# MA4465
2.00%, 11/1/2051 1,835,276 1,398,931
Pool# CB2148
2.00%, 11/1/2051 895,942 685,616
Pool# MA4466
2.50%, 11/1/2051 5,444,984 4,332,625
Pool# FM9491
2.50%, 11/1/2051 747,769 594,835
Pool# FM9494
2.50%, 11/1/2051 486,718 387,213
Pool# BU5908
2.00%, 12/1/2051 3,484,871 2,682,424
Pool# CB2297
2.50%, 12/1/2051 4,541,411 3,622,968
Pool# MA4493
2.50%, 12/1/2051 3,498,304 2,780,414
Pool# FM9543
2.50%, 12/1/2051 2,636,615 2,098,118
Pool# CB2410
2.50%, 12/1/2051 1,907,699 1,517,184
Pool# FM9806
2.50%, 12/1/2051 1,673,632 1,331,472
Pool# FM9864
2.50%, 12/1/2051 968,374 776,584
Pool# CB2469
2.50%, 12/1/2051 879,694 702,929
Pool# FM9697
2.50%, 12/1/2051 442,882 355,170
Pool# FS1192
2.00%, 1/1/2052 4,514,795 3,449,532
Pool# FS1095
2.00%, 1/1/2052 2,720,416 2,078,826
Pool# MA4512
2.50%, 1/1/2052 4,311,027 3,425,050
Pool# FS2639
2.50%, 1/1/2052 932,452 744,347
Pool# FS2040
2.00%, 2/1/2052 1,852,846 1,409,906
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BU9905
2.00%, 2/1/2052 912,957 696,677
Pool# CB2868
2.50%, 2/1/2052 1,784,604 1,419,072
Pool# CB3156
2.00%, 3/1/2052 1,870,755 1,426,769
Pool# BV4170
2.50%, 3/1/2052 4,604,807 3,662,268
Pool# BV4133
2.50%, 3/1/2052 1,827,657 1,452,062
Pool# CB3159
2.50%, 3/1/2052 1,824,048 1,453,349
Pool# CB3016
2.50%, 3/1/2052 921,013 738,367
Pool# CB3237
3.00%, 3/1/2052 919,117 761,036
Pool# CB3350
2.50%, 4/1/2052 1,824,724 1,454,011
Pool# MA4578
2.50%, 4/1/2052 905,993 719,227
Pool# BV5355
2.50%, 4/1/2052 905,706 719,561
Pool# CB3368
3.00%, 4/1/2052 909,591 753,038
Pool# CB3362
3.00%, 4/1/2052 873,264 724,117
Pool# CB3516
3.00%, 5/1/2052 1,384,974 1,146,780
Pool# FS2141
3.50%, 6/1/2052 1,068,540 919,986
Pool# CB3915
4.50%, 6/1/2052 68,968 63,369
Pool# FS3806
2.50%, 7/1/2052 13,230,127 10,523,484
Pool# MA4733
4.50%, 9/1/2052 973,440 894,146
Pool# CB4673
4.50%, 9/1/2052 952,672 880,708
Pool# CB4831
4.50%, 10/1/2052 1,421,346 1,305,847
Pool# MA4805
4.50%, 11/1/2052 841,933 773,354
Pool# CB5535
5.00%, 1/1/2053 1,940,322 1,832,659
Pool# CB5642
5.50%, 2/1/2053 817,326 790,977
Pool# FS3801
5.50%, 2/1/2053 193,468 187,165
Pool# CB6065
5.00%, 4/1/2053 1,064,141 1,004,877
Pool# CB6004
5.50%, 4/1/2053 3,122,639 3,038,082
Pool# CB6182
5.00%, 5/1/2053 985,739 930,510
Pool# CB6650
5.50%, 6/1/2053 2,198,519 2,138,985
Pool# FS5214
5.00%, 7/1/2053 786,525 743,904
Pool# MA5073
6.00%, 7/1/2053 1,516,600 1,497,213
Pool# FS5424
4.50%, 8/1/2053 555,457 510,592

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CB6921
6.00%, 8/1/2053 513,514 512,893
Pool# CB7115
6.00%, 9/1/2053 1,556,985 1,551,505
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 10/25/2038 2,840,250 2,365,673
2.00%, 10/25/2038 4,974,750 4,265,362
2.50%, 10/25/2038 2,970,000 2,616,848
3.00%, 10/25/2038 2,348,663 2,124,256
3.50%, 10/25/2038 1,893,000 1,750,168
4.00%, 10/25/2038 768,000 724,890
4.50%, 10/25/2038 215,000 206,057
5.00%, 10/25/2038 35,000 34,081
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 10/25/2053 5,600,000
5,526,500
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
1.50%, 10/25/2053 1,600,000 1,149,375
2.00%, 10/25/2053 1,995,208 1,517,449
2.50%, 10/25/2053 326,000 258,724
3.00%, 10/25/2053 6,725,000 5,559,946
3.50%, 10/25/2053 5,375,000 4,622,080
4.00%, 10/25/2053 4,050,000 3,605,449
4.50%, 10/25/2053 5,625,000 5,164,453
5.00%, 10/25/2053 7,476,000 7,053,139
5.50%, 10/25/2053 5,550,000 5,363,338
GNMA I Pool
Pool# 376510
7.00%, 5/15/2024 39 39
Pool# 457801
7.00%, 8/15/2028 903 901
Pool# 486936
6.50%, 2/15/2029 391 394
Pool# 502969
6.00%, 3/15/2029 1,451 1,437
Pool# 487053
7.00%, 3/15/2029 570 566
Pool# 781014
6.00%, 4/15/2029 958 950
Pool# 509099
7.00%, 6/15/2029 2,161 2,141
Pool# 434505
7.50%, 8/15/2029 37 37
Pool# 781124
7.00%, 12/15/2029 3,567 3,649
Pool# 507396
7.50%, 9/15/2030 25,818 25,811
Pool# 531352
7.50%, 9/15/2030 1,738 1,737
Pool# 536334
7.50%, 10/15/2030 131 130
Pool# 486019
7.50%, 1/15/2031 642 642
Pool# 535388
7.50%, 1/15/2031 419 419
Pool# 528589
6.50%, 3/15/2031 7,395 7,444
Pool# 508473
7.50%, 4/15/2031 2,635 2,638
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 544470
8.00%, 4/15/2031 1,120 1,118
Pool# 781287
7.00%, 5/15/2031 1,728 1,764
Pool# 781319
7.00%, 7/15/2031 554 577
Pool# 485879
7.00%, 8/15/2031 1,216 1,204
Pool# 572554
6.50%, 9/15/2031 24,239 24,407
Pool# 781328
7.00%, 9/15/2031 1,623 1,665
Pool# 550991
6.50%, 10/15/2031 399 402
Pool# 571267
7.00%, 10/15/2031 229 226
Pool# 555171
6.50%, 12/15/2031 980 986
Pool# 781380
7.50%, 12/15/2031 551 572
Pool# 781481
7.50%, 1/15/2032 2,651 2,748
Pool# 580972
6.50%, 2/15/2032 133 133
Pool# 781401
7.50%, 2/15/2032 1,812 1,873
Pool# 781916
6.50%, 3/15/2032 18,617 18,739
Pool# 552474
7.00%, 3/15/2032 3,118 3,138
Pool# 781478
7.50%, 3/15/2032 1,027 1,064
Pool# 781429
8.00%, 3/15/2032 1,869 1,949
Pool# 781431
7.00%, 4/15/2032 6,695 6,921
Pool# 552616
7.00%, 6/15/2032 24,748 24,755
Pool# 570022
7.00%, 7/15/2032 10,765 10,907
Pool# 595077
6.00%, 10/15/2032 3,444 3,512
Pool# 552903
6.50%, 11/15/2032 39,517 39,779
Pool# 552952
6.00%, 12/15/2032 2,574 2,552
Pool# 602102
6.00%, 2/15/2033 12,074 11,970
Pool# 588192
6.00%, 2/15/2033 2,477 2,455
Pool# 553144
5.50%, 4/15/2033 8,615 8,402
Pool# 604243
6.00%, 4/15/2033 4,676 4,725
Pool# 611526
6.00%, 5/15/2033 6,714 6,650
Pool# 553320
6.00%, 6/15/2033 13,093 13,191
Pool# 604788
6.50%, 11/15/2033 42,344 42,659
Pool# 781688
6.00%, 12/15/2033 17,944 18,386

60 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 604875
6.00%, 12/15/2033 15,881 16,193
Pool# 781690
6.00%, 12/15/2033 6,598 6,761
Pool# 781699
7.00%, 12/15/2033 2,222 2,224
Pool# 621856
6.00%, 1/15/2034 7,650 7,577
Pool# 564799
6.00%, 3/15/2034 5,845 5,790
Pool# 630038
6.50%, 8/15/2034 27,034 27,211
Pool# 781804
6.00%, 9/15/2034 17,474 17,907
Pool# 781847
6.00%, 12/15/2034 13,137 13,462
Pool# 486921
5.50%, 2/15/2035 4,518 4,477
Pool# 781902
6.00%, 2/15/2035 17,711 18,149
Pool# 781933
6.00%, 6/15/2035 1,890 1,937
Pool# 649513
5.50%, 10/15/2035 136,398 133,605
Pool# 649510
5.50%, 10/15/2035 53,740 52,735
Pool# 652207
5.50%, 3/15/2036 37,327 36,258
Pool# 655519
5.00%, 5/15/2036 17,410 16,749
Pool# 652539
5.00%, 5/15/2036 6,024 5,777
Pool# 606308
5.50%, 5/15/2036 6,176 6,024
Pool# 657912
6.50%, 8/15/2036 2,888 2,907
Pool# 697957
4.50%, 3/15/2039 521,410 498,656
Pool# 704630
5.50%, 7/15/2039 15,650 15,286
Pool# 710724
4.50%, 8/15/2039 156,577 149,927
Pool# 722292
5.00%, 9/15/2039 317,451 307,785
Pool# 782803
6.00%, 11/15/2039 155,134 158,997
Pool# 736666
4.50%, 4/15/2040 349,755 327,461
Pool# 733312
4.00%, 9/15/2040 41,406 38,110
Pool# 742235
4.00%, 12/15/2040 90,120 82,944
Pool# 755959
4.00%, 1/15/2041 79,264 73,345
Pool# 755958
4.00%, 1/15/2041 72,747 67,313
Pool# 742244
4.00%, 1/15/2041 67,109 61,831
Pool# 759075
4.00%, 1/15/2041 61,373 56,486
Pool# 753826
4.00%, 1/15/2041 36,289 33,400
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 690662
4.00%, 1/15/2041 26,110 24,031
Pool# 719486
4.00%, 1/15/2041 7,021 6,438
Pool# 759207
4.00%, 2/15/2041 152,160 140,044
Pool# 757555
4.00%, 2/15/2041 15,383 14,280
Pool# 757557
4.00%, 2/15/2041 7,537 6,996
Pool# 738107
4.00%, 3/15/2041 179,650 165,482
Pool# 784637
4.00%, 8/15/2041 57,569 53,524
Pool# 778869
4.00%, 2/15/2042 106,426 97,949
Pool# AD8789
3.50%, 3/15/2043 372,770 333,015
Pool# AD2254
3.50%, 3/15/2043 59,373 53,350
Pool# AA6403
3.00%, 5/15/2043 436,110 379,603
Pool# AD2411
3.50%, 5/15/2043 234,358 210,631
Pool# 783781
3.50%, 6/15/2043 294,607 263,558
Pool# 784015
3.00%, 7/15/2043 82,922 72,158
Pool# 784459
3.00%, 12/15/2046 186,811 160,933
Pool# 784293
3.00%, 12/15/2046 50,391 43,130
Pool# 784355
4.00%, 12/15/2046 79,696 72,401
Pool# 784500
3.00%, 2/15/2047 404,235 347,203
Pool# 784713
3.00%, 2/15/2047 101,182 86,953
Pool# 784747
4.00%, 5/15/2048 53,988 49,438
Pool# 784715
4.00%, 5/15/2048 49,652 45,665
Pool# 785073
4.00%, 9/15/2049 65,658 60,051
Pool# BD4016
3.00%, 10/15/2049 159,973 136,032
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 192,437 192,468
Pool# 4245
6.00%, 9/20/2038 74,163 76,997
Pool# 4559
5.00%, 10/20/2039 174,791 171,575
Pool# 4715
5.00%, 6/20/2040 45,026 44,101
Pool# 4747
5.00%, 7/20/2040 504,897 494,535
Pool# 4771
4.50%, 8/20/2040 415,657 394,442
Pool# 4802
5.00%, 9/20/2040 345,074 338,638

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4834
4.50%, 10/20/2040 114,023 108,202
Pool# 737727
4.00%, 12/20/2040 725,817 667,700
Pool# 737730
4.00%, 12/20/2040 209,762 192,941
Pool# 4923
4.50%, 1/20/2041 177,757 168,683
Pool# 4978
4.50%, 3/20/2041 24,991 23,716
Pool# 5017
4.50%, 4/20/2041 255,892 242,831
Pool# 5056
5.00%, 5/20/2041 85,645 84,047
Pool# 5082
4.50%, 6/20/2041 101,583 96,399
Pool# 5175
4.50%, 9/20/2041 120,787 114,620
Pool# 675523
3.50%, 3/20/2042 138,151 121,926
Pool# 5332
4.00%, 3/20/2042 115,025 106,402
Pool# MA0392
3.50%, 9/20/2042 1,052,215 942,779
Pool# MA0462
3.50%, 10/20/2042 829,975 742,768
Pool# MA0534
3.50%, 11/20/2042 1,896,100 1,699,273
Pool# MA0625
3.50%, 12/20/2042 399,339 357,409
Pool# MA0698
3.00%, 1/20/2043 435,450 375,269
Pool# MA0852
3.50%, 3/20/2043 438,050 392,835
Pool# MA0934
3.50%, 4/20/2043 398,980 357,206
Pool# AF1001
3.50%, 6/20/2043 358,759 316,602
Pool# MA1376
4.00%, 10/20/2043 174,144 160,799
Pool# AJ9335
3.50%, 10/20/2044 38,797 34,371
Pool# MA2677
3.00%, 3/20/2045 144,866 124,844
Pool# MA2754
3.50%, 4/20/2045 264,893 236,294
Pool# MA2824
2.50%, 5/20/2045 286,099 238,234
Pool# MA2825
3.00%, 5/20/2045 567,652 489,195
Pool# AM4381
3.50%, 5/20/2045 353,005 302,326
Pool# MA2891
3.00%, 6/20/2045 959,258 826,678
Pool# MA2892
3.50%, 6/20/2045 202,369 180,079
Pool# MA2960
3.00%, 7/20/2045 329,659 281,998
Pool# 784156
4.00%, 8/20/2045 139,685 127,282
Pool# AO1103
3.50%, 9/20/2045 576,271 512,940
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# AO1099
3.50%, 9/20/2045 306,157 272,485
Pool# MA3106
4.00%, 9/20/2045 77,095 70,803
Pool# MA3172
3.00%, 10/20/2045 158,999 137,018
Pool# MA3173
3.50%, 10/20/2045 109,587 97,519
Pool# MA3174
4.00%, 10/20/2045 9,617 8,835
Pool# MA3243
3.00%, 11/20/2045 301,318 259,651
Pool# MA3244
3.50%, 11/20/2045 287,077 255,453
Pool# 784098
3.00%, 12/20/2045 586,642 505,547
Pool# MA3309
3.00%, 12/20/2045 513,700 442,688
Pool# MA3310
3.50%, 12/20/2045 213,925 189,736
Pool# 784111
3.00%, 1/20/2046 307,798 265,232
Pool# MA3377
4.00%, 1/20/2046 43,217 39,688
Pool# 784119
3.00%, 2/20/2046 582,580 502,055
Pool# 784115
3.00%, 2/20/2046 26,640 22,957
Pool# MA3520
3.00%, 3/20/2046 394,200 338,159
Pool# MA3521
3.50%, 3/20/2046 752,623 669,725
Pool# MA3522
4.00%, 3/20/2046 296,674 272,579
Pool# MA3596
3.00%, 4/20/2046 204,869 175,187
Pool# MA3597
3.50%, 4/20/2046 214,848 191,178
Pool# MA3662
3.00%, 5/20/2046 783,780 675,375
Pool# MA3735
3.00%, 6/20/2046 478,060 411,854
Pool# MA3736
3.50%, 6/20/2046 1,221,317 1,089,293
Pool# MA3804
4.00%, 7/20/2046 44,900 41,194
Pool# MA3873
3.00%, 8/20/2046 1,020,791 879,140
Pool# MA3876
4.50%, 8/20/2046 48,703 46,275
Pool# MA3936
3.00%, 9/20/2046 1,033,324 891,386
Pool# MA3939
4.50%, 9/20/2046 7,884 7,338
Pool# MA4006
4.50%, 10/20/2046 147,772 140,408
Pool# MA4068
3.00%, 11/20/2046 155,486 133,848
Pool# MA4069
3.50%, 11/20/2046 15,983 14,243
Pool# MA4070
4.00%, 11/20/2046 27,855 25,552

62 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4071
4.50%, 11/20/2046 9,891 9,385
Pool# MA4125
2.50%, 12/20/2046 92,464 76,795
Pool# MA4126
3.00%, 12/20/2046 1,591,154 1,371,022
Pool# MA4127
3.50%, 12/20/2046 383,060 340,386
Pool# MA4194
2.50%, 1/20/2047 353,507 293,645
Pool# MA4196
3.50%, 1/20/2047 99,317 88,346
Pool# MA4261
3.00%, 2/20/2047 418,211 359,942
Pool# MA4262
3.50%, 2/20/2047 1,515,268 1,346,212
Pool# MA4264
4.50%, 2/20/2047 11,664 11,049
Pool# MA4321
3.50%, 3/20/2047 753,798 669,812
Pool# AZ1974
3.50%, 4/20/2047 195,992 174,302
Pool# MA4382
3.50%, 4/20/2047 129,602 115,104
Pool# MA4383
4.00%, 4/20/2047 598,677 548,835
Pool# MA4384
4.50%, 4/20/2047 14,546 13,742
Pool# MA4509
3.00%, 6/20/2047 148,371 127,671
Pool# MA4511
4.00%, 6/20/2047 283,596 260,078
Pool# MA4512
4.50%, 6/20/2047 33,158 31,240
Pool# MA4585
3.00%, 7/20/2047 26,870 23,181
Pool# MA4587
4.00%, 7/20/2047 854,818 782,646
Pool# 784471
3.50%, 8/20/2047 344,935 306,893
Pool# BC1888
3.50%, 8/20/2047 322,917 286,921
Pool# MA4652
3.50%, 8/20/2047 295,354 262,121
Pool# MA4653
4.00%, 8/20/2047 44,578 40,847
Pool# 784408
3.50%, 10/20/2047 203,716 174,861
Pool# MA4780
4.50%, 10/20/2047 11,103 10,424
Pool# MA4836
3.00%, 11/20/2047 277,461 238,289
Pool# MA4837
3.50%, 11/20/2047 261,910 232,255
Pool# MA4838
4.00%, 11/20/2047 1,177,860 1,078,796
Pool# 784421
3.50%, 12/20/2047 298,360 259,024
Pool# MA4900
3.50%, 12/20/2047 188,466 167,516
Pool# MA4962
3.50%, 1/20/2048 382,822 340,424
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA5018
3.00%, 2/20/2048 104,967 89,964
Pool# MA5019
3.50%, 2/20/2048 19,840 17,538
Pool# 784480
3.50%, 4/20/2048 255,617 227,225
Pool# 784479
3.50%, 4/20/2048 179,871 159,840
Pool# 784481
3.50%, 4/20/2048 78,935 70,163
Pool# MA5137
4.00%, 4/20/2048 247,098 225,692
Pool# BD4034
4.00%, 4/20/2048 86,237 78,032
Pool# MA5138
4.50%, 4/20/2048 101,207 94,905
Pool# MA5191
3.50%, 5/20/2048 670,073 592,755
Pool# MA5192
4.00%, 5/20/2048 452,211 413,431
Pool# MA5265
4.50%, 6/20/2048 182,074 170,620
Pool# MA5331
4.50%, 7/20/2048 81,991 76,637
Pool# MA5398
4.00%, 8/20/2048 453,636 413,948
Pool# MA5399
4.50%, 8/20/2048 225,586 211,169
Pool# MA5465
3.50%, 9/20/2048 71,794 63,555
Pool# MA5466
4.00%, 9/20/2048 101,810 92,955
Pool# BJ2692
4.00%, 11/20/2048 66,914 60,298
Pool# MA5597
5.00%, 11/20/2048 7,737 7,452
Pool# MA5652
4.50%, 12/20/2048 104,593 97,977
Pool# 784656
4.50%, 12/20/2048 60,480 56,034
Pool# BK2856
4.50%, 12/20/2048 12,428 11,486
Pool# MA5653
5.00%, 12/20/2048 22,318 21,450
Pool# MA5712
5.00%, 1/20/2049 81,664 78,407
Pool# MA5818
4.50%, 3/20/2049 74,090 69,403
Pool# MA5878
5.00%, 4/20/2049 8,725 8,374
Pool# MA5987
4.50%, 6/20/2049 492,563 459,366
Pool# MA6041
4.50%, 7/20/2049 133,308 124,644
Pool# MA6092
4.50%, 8/20/2049 57,505 53,580
Pool# MA6153
3.00%, 9/20/2049 106,790 91,185
Pool# MA6409
3.00%, 1/20/2050 741,282 632,600
Pool# MA6474
3.00%, 2/20/2050 689,844 586,547

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6542
3.50%, 3/20/2050 173,660 154,919
Pool# MA6657
3.50%, 5/20/2050 352,874 310,675
Pool# MA6766
3.00%, 7/20/2050 318,054 270,982
Pool# MA6818
2.00%, 8/20/2050 1,246,195 990,877
Pool# BW4732
2.50%, 8/20/2050 946,348 752,505
Pool# BW6206
2.50%, 8/20/2050 876,329 696,865
Pool# MA6820
3.00%, 8/20/2050 1,215,706 1,034,959
Pool# MA6821
3.50%, 8/20/2050 579,695 511,102
Pool# MA6864
2.00%, 9/20/2050 1,270,654 1,011,841
Pool# BW4741
2.50%, 9/20/2050 913,346 726,301
Pool# BY0776
2.50%, 9/20/2050 595,078 473,211
Pool# BY0805
2.50%, 9/20/2050 570,836 454,144
Pool# MA6994
2.00%, 11/20/2050 1,697,109 1,348,779
Pool# MA7051
2.00%, 12/20/2050 2,417,959 1,919,373
Pool# MA7053
3.00%, 12/20/2050 838,961 715,355
Pool# MA7136
2.50%, 1/20/2051 1,786,845 1,463,959
Pool# MA7192
2.00%, 2/20/2051 4,315,358 3,421,087
Pool# MA7193
2.50%, 2/20/2051 490,800 401,615
Pool# MA7367
2.50%, 5/20/2051 3,700,621 3,029,698
Pool# MA7472
2.50%, 7/20/2051 3,222,216 2,635,599
Pool# MA7534
2.50%, 8/20/2051 2,684,903 2,196,040
Pool# MA7589
2.50%, 9/20/2051 468,366 383,064
Pool# MA7647
1.50%, 10/20/2051 389,549 297,049
Pool# MA7648
2.00%, 10/20/2051 3,473,476 2,748,553
Pool# MA7650
3.00%, 10/20/2051 2,294,252 1,950,135
Pool# MA7704
2.00%, 11/20/2051 890,261 703,854
Pool# MA7705
2.50%, 11/20/2051 1,559,914 1,276,259
Pool# MA7766
2.00%, 12/20/2051 3,406,472 2,693,686
Pool# MA7767
2.50%, 12/20/2051 1,733,006 1,417,361
Pool# MA7768
3.00%, 12/20/2051 448,736 380,983
Pool# MA7826
2.00%, 1/20/2052 1,107,907 876,508
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7935
2.00%, 3/20/2052 3,524,492 2,786,456
Pool# MA7936
2.50%, 3/20/2052 3,604,233 2,946,648
Pool# 786843
3.00%, 3/20/2052 503,949 423,882
Pool# MA7986
2.00%, 4/20/2052 3,939,797 3,117,664
Pool# MA7987
2.50%, 4/20/2052 4,577,494 3,742,268
Pool# MA8042
2.50%, 5/20/2052 819,765 670,186
Pool# MA8043
3.00%, 5/20/2052 933,588 791,498
Pool# MA8147
2.50%, 7/20/2052 265,869 217,492
Pool# MA8148
3.00%, 7/20/2052 1,833,575 1,554,394
Pool# MA8197
2.50%, 8/20/2052 1,063,351 869,945
Pool# MA8265
3.00%, 9/20/2052 470,395 398,785
Pool# MA8491
5.50%, 12/20/2052 880,283 855,470
Pool# MA8726
5.50%, 3/20/2053 374,824 363,980
Pool# MA8800
5.00%, 4/20/2053 1,179,610 1,117,963
Pool# MA8801
5.50%, 4/20/2053 1,212,374 1,177,105
Pool# MA8948
5.50%, 6/20/2053 264,936 257,200
Pool# 786798
5.50%, 7/20/2053 482,208 468,713
GNMA TBA
2.00%, 10/15/2053 600,000 474,258
2.50%, 10/15/2053 1,225,000 1,001,100
3.00%, 10/15/2053 1,572,000 1,332,147
4.00%, 10/15/2053 6,564,000 5,915,509
4.50%, 10/15/2053 8,400,000 7,765,556
5.00%, 10/15/2053 3,225,000 3,055,940
5.50%, 10/15/2053 2,550,000 2,474,497
Total Mortgage-Backed Securities
(cost $662,003,182)
570,816,305
Municipal Bonds 0 .6%
California 0 .2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 113,074
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 267,374
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 57,096
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 101,316

64 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Municipal Bonds
Principal
Amount ($) Value ($)
California
Golden State Tobacco
Securitization Corp, RB,
Series A-1, 3.71%, 6/1/2041 90,000 63,088
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 340,654
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 86,471
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 221,043
Los Angeles Unified School
District, GO, Series RY,
6.76%, 7/1/2034 420,000 453,920
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 161,626
Series F, 6.58%, 5/15/2049 200,000 215,978
Series N, 3.26%, 5/15/2060 230,000 144,218
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 105,177
State of California
7.55%, 4/1/2039 1,410,000 1,659,009
7.63%, 3/1/2040 425,000 498,187
University of California
Series BD, 3.35%, 7/1/2029 200,000 183,188
Series F, 5.95%, 5/15/2045 300,000 304,813
Series AQ, 4.77%,
5/15/2115 150,000 121,123
5,097,355
Connecticut 0 .0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 510,952
Florida 0 .0%
†
State Board of Administration
Finance Corp.
Series A, 1.26%, 7/1/2025 95,000 88,190
Series A, 2.15%, 7/1/2030 105,000 84,095
172,285
Georgia 0 .0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 473,000 503,068
Illinois 0 .1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 295,000 318,232
State of Illinois, GO, 5.10%,
6/1/2033 945,000 897,080
1,215,312
Municipal Bonds
Principal
Amount ($) Value ($)
Louisiana 0 .0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 55,599 53,499
Series A, 4.48%, 8/1/2039 50,000 44,651
5.20%, 12/1/2039 95,000 90,810
188,960
Michigan 0 .0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 59,716
New Jersey 0 .1%
New Jersey Economic
Development Authority, RB,
Series A, 7.43%, 2/15/2029 125,000 132,020
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 511,631
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 246,719
890,370
New York 0 .1%
City of New York, GO, Series
B, 5.26%, 10/1/2052 35,000 34,421
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 460,000 531,571
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 289,692
New York City Transitional
Finance Authority Future
Tax Secured Revenue, RB,
Series B, 5.57%, 11/1/2038 500,000 500,916
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 248,536
Port Authority of New York &
New Jersey
6.04%, 12/1/2029 620,000 642,221
3.18%, 7/15/2060 135,000 82,561
2,329,918
Ohio 0 .0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 94,229
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 138,115
232,344
Oklahoma 0 .0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 54,340

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 65
Municipal Bonds
Principal
Amount ($) Value ($)
Oklahoma
Oklahoma Development
Finance Authority
(continued)
4.38%, 11/1/2045 60,000 52,649
106,989
South Carolina 0 .0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 102,256
Texas 0 .1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 187,159
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 205,863
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 67,336
Series A, 4.51%, 11/1/2051 45,000 37,957
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 29,792
North Texas Tollway Authority,
RB, Series A, 3.01%,
1/1/2043 35,000 24,048
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 250,682
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 337,366
Texas Natural Gas
Securitization Finance Corp.
5.10%, 4/1/2035 150,000 147,099
Series 2023-1, 5.17%,
4/1/2041 140,000 133,671
Texas Transportation
Commission State Highway
Fund, RB, 5.18%, 4/1/2030 150,000 148,192
1,569,165
Virginia 0 .0%
†
University of Virginia, RB,
Series VA, 2.26%, 9/1/2050 90,000 51,228
Washington 0 .0%
†
State of Washington, GO,
Series F, 5.14%, 8/1/2040 200,000 189,299
Total Municipal Bonds
(cost $13,950,484)
13,219,217
Supranational 1 .2%
African Development Bank
0.88%, 3/23/2026 200,000 180,703
4.38%, 3/14/2028 500,000 491,523
Asian Development Bank
Supranational
Principal
Amount ($) Value ($)
1.50%, 10/18/2024 500,000 479,564
0.63%, 4/29/2025 1,000,000 929,539
0.38%, 9/3/2025 1,000,000 913,157
1.00%, 4/14/2026 200,000 181,141
1.50%, 1/20/2027 760,000 683,020
3.75%, 4/25/2028 1,250,000 1,197,649
1.88%, 1/24/2030 500,000 421,066
4.00%, 1/12/2033 350,000 330,139
Asian Infrastructure
Investment Bank (The)
0.50%, 10/30/2024 230,000 217,472
4.00%, 1/18/2028 350,000 337,219
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 435,994
European Bank for
Reconstruction &
Development, 1.50%,
2/13/2025(b) 1,000,000 948,390
European Investment Bank
0.38%, 3/26/2026 1,500,000 1,340,883
0.75%, 10/26/2026 290,000 256,461
2.38%, 5/24/2027 2,000,000 1,840,656
3.63%, 7/15/2030 900,000 841,797
1.25%, 2/14/2031 300,000 236,899
3.75%, 2/14/2033 900,000 835,009
Inter-American Development
Bank
1.75%, 3/14/2025 500,000 474,732
0.63%, 7/15/2025 1,000,000 922,262
2.00%, 7/23/2026 1,000,000 922,960
2.25%, 6/18/2029 250,000 219,108
1.13%, 1/13/2031 2,000,000 1,557,218
3.50%, 4/12/2033 750,000 678,386
International Bank for
Reconstruction &
Development
0.63%, 4/22/2025 1,000,000 929,335
1.88%, 10/27/2026 400,000 365,763
2.50%, 11/22/2027 1,000,000 916,528
3.50%, 7/12/2028 1,000,000 947,417
1.13%, 9/13/2028 1,000,000 842,147
3.88%, 2/14/2030 850,000 808,003
0.88%, 5/14/2030 1,000,000 779,982
4.00%, 7/25/2030 300,000 286,267
1.63%, 11/3/2031 1,000,000 797,920
International Finance Corp.,
4.50%, 7/13/2028 400,000 395,275
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 492,160
Total Supranational
(cost $27,775,908)
25,433,744
U.S. Government Agency Securities 0 .6%
FHLB
2.75%, 12/13/2024 1,000,000 968,899
5.50%, 7/15/2036 1,500,000 1,601,543
FHLMC
0.25%, 12/4/2023 1,030,000 1,020,878
0.38%, 7/21/2025 1,165,000 1,070,755

66 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLMC
6.25%, 7/15/2032 1,245,000 1,377,469
FNMA
0.50%, 6/17/2025 1,000,000 924,598
6.25%, 5/15/2029 2,500,000 2,685,624
7.25%, 5/15/2030 2,000,000 2,274,680
0.88%, 8/5/2030 440,000 339,732
Tennessee Valley Authority,
4.88%, 1/15/2048(b) 500,000 458,819
Total U.S. Government Agency Securities
(cost $14,001,571)
12,722,997
U.S. Treasury Obligations 41 .4%
U.S. Treasury Bonds
6.88%, 8/15/2025 449,000 463,084
6.00%, 2/15/2026 4,042,000 4,132,945
6.50%, 11/15/2026 3,000,000 3,145,078
5.50%, 8/15/2028 (b) 3,000,000 3,109,219
5.38%, 2/15/2031 1,000,000 1,048,320
4.75%, 2/15/2037 709,600 721,907
5.00%, 5/15/2037 305,000 316,723
4.38%, 2/15/2038 3,050,000 2,955,283
4.25%, 5/15/2039 2,500,000 2,356,445
4.50%, 8/15/2039 1,080,000 1,045,997
4.38%, 11/15/2039 300,000 285,480
4.38%, 5/15/2040 1,000,000 948,672
3.88%, 8/15/2040 1,000,000 887,891
1.38%, 11/15/2040 1,500,000 887,754
4.25%, 11/15/2040 1,400,000 1,302,109
1.88%, 2/15/2041 1,000,000 645,078
4.75%, 2/15/2041 2,000,000 1,978,047
1.75%, 8/15/2041 4,300,000 2,677,758
3.75%, 8/15/2041 4,900,000 4,240,988
2.00%, 11/15/2041 6,000,000 3,893,672
3.13%, 11/15/2041 4,100,000 3,223,785
2.38%, 2/15/2042 3,000,000 2,073,633
3.13%, 2/15/2042 1,000,000 783,906
3.00%, 5/15/2042 1,000,000 765,273
3.25%, 5/15/2042 2,000,000 1,593,750
2.75%, 8/15/2042 5,000,000 3,665,625
3.38%, 8/15/2042 3,000,000 2,430,703
2.75%, 11/15/2042 1,500,000 1,095,059
4.00%, 11/15/2042 3,000,000 2,662,734
3.13%, 2/15/2043 1,750,000 1,354,746
3.88%, 2/15/2043 3,000,000 2,610,937
2.88%, 5/15/2043 (b) 2,850,000 2,111,449
3.88%, 5/15/2043 3,500,000 3,042,813
4.38%, 8/15/2043 1,000,000 932,969
3.63%, 2/15/2044 3,500,000 2,910,195
3.38%, 5/15/2044 4,000,000 3,191,875
3.13%, 8/15/2044 5,700,000 4,355,156
3.00%, 11/15/2044 5,500,000 4,105,020
2.50%, 2/15/2045 6,500,000 4,413,906
3.00%, 5/15/2045 5,500,000 4,084,395
2.88%, 8/15/2045 3,300,000 2,390,051
2.50%, 2/15/2046 5,000,000 3,355,469
2.50%, 5/15/2046 3,000,000 2,009,414
2.88%, 11/15/2046 3,000,000 2,154,609
3.00%, 2/15/2047 2,000,000 1,468,594
3.00%, 5/15/2047 2,000,000 1,467,266
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
2.75%, 8/15/2047 2,500,000 1,745,215
2.75%, 11/15/2047 3,200,000 2,231,500
3.00%, 2/15/2048 3,000,000 2,194,922
3.13%, 5/15/2048 2,000,000 1,497,656
3.00%, 8/15/2048 3,000,000 2,193,047
3.38%, 11/15/2048 5,500,000 4,313,848
3.00%, 2/15/2049 3,000,000 2,192,930
2.88%, 5/15/2049 5,000,000 3,566,797
2.25%, 8/15/2049 3,000,000 1,867,500
2.38%, 11/15/2049 800,000 512,031
2.00%, 2/15/2050 4,500,000 2,626,172
1.25%, 5/15/2050 2,700,000 1,273,852
1.38%, 8/15/2050 5,000,000 2,439,844
1.63%, 11/15/2050 (b) 6,800,000 3,561,766
1.88%, 2/15/2051 6,400,000 3,587,000
2.38%, 5/15/2051 7,500,000 4,756,641
2.00%, 8/15/2051 7,200,000 4,154,625
1.88%, 11/15/2051 8,100,000 4,514,801
2.25%, 2/15/2052 6,000,000 3,682,031
2.88%, 5/15/2052 5,500,000 3,899,629
3.00%, 8/15/2052 5,200,000 3,789,094
4.00%, 11/15/2052 4,800,000 4,254,375
3.63%, 2/15/2053 5,100,000 4,217,859
3.63%, 5/15/2053 (b) 5,200,000 4,305,437
4.13%, 8/15/2053 3,800,000 3,449,687
U.S. Treasury Notes
0.38%, 9/15/2024 5,000,000 4,764,648
0.63%, 10/15/2024 6,000,000 5,710,781
1.50%, 10/31/2024 15,000,000 14,385,937
0.75%, 11/15/2024 6,000,000 5,699,063
2.25%, 11/15/2024 7,550,000 7,293,418
1.50%, 11/30/2024 5,000,000 4,783,789
2.13%, 11/30/2024 3,800,000 3,661,062
1.00%, 12/15/2024 1,000,000 949,570
2.25%, 12/31/2024 5,000,000 4,814,844
4.13%, 1/31/2025 2,000,000 1,969,063
2.00%, 2/15/2025 (b) 16,700,000 15,973,941
2.63%, 3/31/2025 4,300,000 4,138,078
3.88%, 4/30/2025 10,000,000 9,796,484
2.13%, 5/15/2025 6,300,000 6,000,504
0.25%, 5/31/2025 7,500,000 6,915,820
4.25%, 5/31/2025 (b) 10,000,000 9,851,563
0.25%, 7/31/2025 10,000,000 9,156,250
2.88%, 7/31/2025 6,500,000 6,245,586
2.00%, 8/15/2025 6,000,000 5,669,297
0.25%, 8/31/2025 4,000,000 3,649,844
2.75%, 8/31/2025 (b) 4,000,000 3,829,219
3.50%, 9/15/2025 10,000,000 9,707,031
0.25%, 9/30/2025 (b) 8,000,000 7,280,000
5.00%, 9/30/2025 8,000,000 7,992,500
4.25%, 10/15/2025 3,000,000 2,953,008
0.25%, 10/31/2025 8,000,000 7,254,062
2.25%, 11/15/2025 8,500,000 8,031,172
4.50%, 11/15/2025 3,000,000 2,968,242
0.38%, 11/30/2025 10,200,000 9,241,758
2.88%, 11/30/2025 2,000,000 1,913,281
4.00%, 12/15/2025 4,000,000 3,916,719
0.38%, 12/31/2025 10,000,000 9,040,234
3.88%, 1/15/2026 6,000,000 5,858,906
0.38%, 1/31/2026 13,000,000 11,702,539
2.63%, 1/31/2026 4,000,000 3,796,719
1.63%, 2/15/2026 (b) 8,500,000 7,873,789

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 67
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.00%, 2/15/2026 7,000,000 6,852,070
0.50%, 2/28/2026 2,000,000 1,800,625
4.63%, 3/15/2026 10,000,000 9,930,469
0.75%, 3/31/2026 4,000,000 3,617,188
3.75%, 4/15/2026 5,500,000 5,349,609
0.75%, 4/30/2026 5,000,000 4,504,102
1.63%, 5/15/2026 2,000,000 1,841,094
3.63%, 5/15/2026 (b) 9,000,000 8,724,023
0.75%, 5/31/2026 3,000,000 2,694,258
0.88%, 6/30/2026 6,000,000 5,398,594
4.50%, 7/15/2026 (b) 6,000,000 5,944,687
0.63%, 7/31/2026 2,000,000 1,780,078
1.50%, 8/15/2026 9,700,000 8,841,777
4.38%, 8/15/2026 6,000,000 5,925,469
0.75%, 8/31/2026 5,000,000 4,452,539
1.38%, 8/31/2026 4,500,000 4,082,871
4.63%, 9/15/2026 7,000,000 6,965,547
0.88%, 9/30/2026 8,000,000 7,138,750
1.63%, 9/30/2026 (b) 7,000,000 6,389,961
1.13%, 10/31/2026 8,000,000 7,168,125
1.63%, 10/31/2026 8,000,000 7,279,375
1.25%, 11/30/2026 2,000,000 1,794,531
1.25%, 12/31/2026 6,000,000 5,374,688
2.25%, 2/15/2027 1,200,000 1,107,328
1.88%, 2/28/2027 (b) 2,500,000 2,275,391
2.50%, 3/31/2027 (b) 2,500,000 2,322,168
2.75%, 4/30/2027 3,500,000 3,272,910
2.38%, 5/15/2027 5,700,000 5,256,469
0.50%, 5/31/2027 1,000,000 859,180
2.63%, 5/31/2027 3,000,000 2,788,828
0.50%, 6/30/2027 5,000,000 4,283,398
2.75%, 7/31/2027 3,000,000 2,794,570
2.25%, 8/15/2027 5,300,000 4,843,289
0.50%, 8/31/2027 8,000,000 6,809,375
3.13%, 8/31/2027 3,000,000 2,831,367
4.13%, 9/30/2027 4,000,000 3,916,719
0.50%, 10/31/2027 3,000,000 2,537,695
4.13%, 10/31/2027 2,000,000 1,957,422
2.25%, 11/15/2027 5,390,000 4,901,952
0.63%, 11/30/2027 8,500,000 7,208,066
3.88%, 11/30/2027 3,000,000 2,908,125
3.88%, 12/31/2027 4,500,000 4,361,309
0.75%, 1/31/2028 4,000,000 3,391,562
3.50%, 1/31/2028 4,000,000 3,817,344
2.75%, 2/15/2028 8,000,000 7,398,750
1.13%, 2/29/2028 3,000,000 2,581,172
4.00%, 2/29/2028 2,500,000 2,435,352
1.25%, 3/31/2028 1,500,000 1,294,629
3.63%, 3/31/2028 (b) 1,000,000 958,672
1.25%, 4/30/2028 5,000,000 4,304,688
3.50%, 4/30/2028 2,500,000 2,382,813
2.88%, 5/15/2028 7,000,000 6,487,031
1.25%, 5/31/2028 4,000,000 3,435,156
3.63%, 5/31/2028 5,500,000 5,271,406
1.25%, 6/30/2028 4,000,000 3,425,312
4.00%, 6/30/2028 (b) 4,200,000 4,087,945
1.00%, 7/31/2028 4,000,000 3,374,219
4.13%, 7/31/2028 3,000,000 2,935,313
2.88%, 8/15/2028 8,500,000 7,848,887
1.13%, 8/31/2028 4,000,000 3,387,500
4.38%, 8/31/2028 (b) 4,000,000 3,960,312
1.25%, 9/30/2028 4,500,000 3,824,473
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.38%, 10/31/2028 7,000,000 5,972,148
3.13%, 11/15/2028 7,000,000 6,517,930
1.50%, 11/30/2028 3,000,000 2,570,742
1.38%, 12/31/2028 9,500,000 8,068,691
1.75%, 1/31/2029 2,000,000 1,728,594
2.63%, 2/15/2029 8,772,000 7,935,233
1.88%, 2/28/2029 4,000,000 3,473,750
2.38%, 3/31/2029 5,000,000 4,451,563
2.88%, 4/30/2029 5,000,000 4,566,211
2.38%, 5/15/2029 5,700,000 5,065,430
2.75%, 5/31/2029 3,500,000 3,170,781
2.63%, 7/31/2029 3,000,000 2,691,680
1.63%, 8/15/2029 (b) 3,000,000 2,545,781
3.13%, 8/31/2029 4,000,000 3,686,250
3.88%, 9/30/2029 3,500,000 3,357,402
4.00%, 10/31/2029 2,500,000 2,413,770
1.75%, 11/15/2029 (b) 4,000,000 3,402,188
3.88%, 11/30/2029 4,500,000 4,312,969
3.88%, 12/31/2029 3,000,000 2,873,789
3.50%, 1/31/2030 3,000,000 2,811,914
1.50%, 2/15/2030 4,700,000 3,895,859
4.00%, 2/28/2030 5,700,000 5,496,938
3.63%, 3/31/2030 2,800,000 2,641,078
3.50%, 4/30/2030 6,000,000 5,615,391
0.63%, 5/15/2030 7,300,000 5,649,230
3.75%, 5/31/2030 4,500,000 4,272,187
3.75%, 6/30/2030 3,000,000 2,847,422
4.00%, 7/31/2030 3,000,000 2,889,844
0.63%, 8/15/2030 7,000,000 5,372,227
4.13%, 8/31/2030 (b) 3,000,000 2,911,875
4.63%, 9/30/2030 2,500,000 2,500,781
0.88%, 11/15/2030 8,400,000 6,534,938
1.13%, 2/15/2031 (b) 9,000,000 7,098,750
1.63%, 5/15/2031 5,500,000 4,465,313
1.25%, 8/15/2031 9,500,000 7,425,215
1.38%, 11/15/2031 7,500,000 5,878,711
1.88%, 2/15/2032 7,100,000 5,767,363
2.88%, 5/15/2032 8,800,000 7,724,406
2.75%, 8/15/2032 (b) 8,200,000 7,100,688
4.13%, 11/15/2032 7,900,000 7,619,180
3.50%, 2/15/2033 (b) 8,700,000 7,982,250
3.38%, 5/15/2033 (b) 11,400,000 10,338,375
3.88%, 8/15/2033 6,200,000 5,858,031
Total U.S. Treasury Obligations
(cost $1,008,305,221)
890,104,157
Repurchase Agreements 2 .5%
Bank of America NA
5.30%, dated
9/29/2023, due
10/2/2023, repurchase
price $10,004,417,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $10,200,000. (h) 10,000,000 10,000,000

68 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc.
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002. (h) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,328,577, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$1,354,547. (h) 1,327,988 1,327,988
Credit Suisse AG
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,200,972, collateralized
by U.S. Government
Treasury Securities,
ranging from 1.38%
- 5.00%, maturing
5/15/2037 - 2/15/2052;
total market value
$2,244,992. (h) 2,200,000 2,200,000
MetLife, Inc.
5.31%, dated
9/29/2023, due
10/2/2023, repurchase
price $35,015,488,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$35,719,560. (h) 35,000,000 35,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$3,001,333, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$3,060,000. (h) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $53,527,988)
53,527,988
Total Investments
(cost $2,489,029,086) — 101.6%
2,182,371,966
Liabilities in excess of other
assets — (1.6)% (33,415,533)
NET ASSETS — 100.0%
$ 2,148,956,433
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  The interest rate shown was the current rate as of September 30,
2023.
(b) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $246,686,976, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $53,527,988 and by
$202,446,945 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $255,974,933.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of September 30, 2023.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of September 30, 2023.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $3,138,509 which represents 0.15% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$53,527,988.

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 69
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR London Interbank Offered Rate
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar

70 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Bond Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

NVIT Bond Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 71
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,406,216 $ – $ 9,406,216
Commercial Mortgage-Backed Securities – 38,479,621 – 38,479,621
Corporate Bonds – 538,346,994 – 538,346,994
Foreign Government Securities – 30,314,727 – 30,314,727
Mortgage-Backed Securities – 570,816,305 – 570,816,305
Municipal Bonds – 13,219,217 – 13,219,217
Repurchase Agreements – 53,527,988 – 53,527,988
Supranational – 25,433,744 – 25,433,744
U.S. Government Agency Securities – 12,722,997 – 12,722,997
U.S. Treasury Obligations – 890,104,157 – 890,104,157
Total $ – $ 2,182,371,966 $ – $ 2,182,371,966
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report

72 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks 98.3%
Shares Value ($)
AUSTRALIA 7.7%
Banks 1.8%
ANZ Group Holdings Ltd. 259,838 4,275,040
Commonwealth Bank of
Australia 145,865 9,294,309
National Australia Bank Ltd. 275,822 5,149,034
Westpac Banking Corp. 303,656 4,125,389
22,843,772
Beverages 0.0%
†
Treasury Wine Estates Ltd. 63,481 503,032
Broadline Retail 0.3%
Wesfarmers Ltd. 97,788 3,322,150
Capital Markets 0.3%
ASX Ltd. 17,463 637,506
Macquarie Group Ltd. 31,670 3,407,672
4,045,178
Chemicals 0.0%
†
Orica Ltd. 36,803 369,552
Commercial Services & Supplies 0.1%
Brambles Ltd. 124,460 1,145,485
Consumer Staples Distribution & Retail 0.3%
Coles Group Ltd. 115,048 1,145,786
Endeavour Group Ltd. 132,028 446,758
Woolworths Group Ltd. 107,098 2,580,316
4,172,860
Diversified Consumer Services 0.0%
†
IDP Education Ltd.(a) 20,518 281,368
Diversified REITs 0.1%
GPT Group (The) 163,541 411,020
Mirvac Group 341,991 469,918
Stockland 207,550 525,409
1,406,347
Diversified Telecommunication Services 0.1%
Telstra Group Ltd. 349,751 864,890
Electric Utilities 0.1%
Origin Energy Ltd. 148,252 836,347
Financial Services 0.0%
†
Washington H Soul Pattinson
& Co. Ltd. 21,336 446,340
Gas Utilities 0.0%
†
APA Group 105,713 563,399
Ground Transportation 0.0%
†
Aurizon Holdings Ltd. 157,539 353,035
Health Care Equipment & Supplies 0.1%
Cochlear Ltd. 5,571 913,215
Health Care Providers & Services 0.1%
EBOS Group Ltd. 15,246 309,683
Ramsay Health Care Ltd. 16,394 546,483
Sonic Healthcare Ltd. 38,580 738,132
1,594,298
Hotels, Restaurants & Leisure 0.3%
Aristocrat Leisure Ltd. 51,084 1,340,507
Flutter Entertainment plc* 15,504 2,530,610
Lottery Corp. Ltd. (The) 195,313 591,639
4,462,756
Industrial REITs 0.2%
Goodman Group 148,728 2,060,363
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance 0.3%
Insurance Australia Group
Ltd. 221,225 808,218
Medibank Pvt Ltd. 239,796 530,063
QBE Insurance Group Ltd. 131,184 1,326,649
Suncorp Group Ltd. 107,988 973,495
3,638,425
Interactive Media & Services 0.1%
REA Group Ltd.(a) 4,439 439,490
SEEK Ltd. 31,559 446,714
886,204
Metals & Mining 2.6%
BHP Group Ltd. 440,546 12,486,112
BlueScope Steel Ltd. 41,522 518,554
Fortescue Metals Group Ltd. 148,816 1,995,749
Glencore plc 926,006 5,295,650
IGO Ltd. 59,195 482,445
Mineral Resources Ltd. 15,464 670,036
Newcrest Mining Ltd. 78,471 1,242,967
Northern Star Resources Ltd. 97,532 652,899
Pilbara Minerals Ltd.(a) 225,182 619,816
Rio Tinto Ltd. 31,677 2,327,572
Rio Tinto plc 97,863 6,147,473
South32 Ltd. 405,435 887,005
33,326,278
Office REITs 0.0%
†
Dexus 91,836 431,767
Oil, Gas & Consumable Fuels 0.4%
Ampol Ltd. 19,569 425,455
Santos Ltd. 288,476 1,460,750
Woodside Energy Group Ltd. 166,861 3,880,888
5,767,093
Passenger Airlines 0.0%
†
Qantas Airways Ltd.* 83,574 278,179
Professional Services 0.1%
Computershare Ltd. 49,831 833,556
Real Estate Management & Development 0.0%
†
Lendlease Corp. Ltd. 67,713 313,425
Retail REITs 0.1%
Scentre Group 437,636 696,198
Vicinity Ltd. 329,354 358,966
1,055,164
Software 0.1%
WiseTech Global Ltd. 15,089 629,331
Trading Companies & Distributors 0.0%
†
Reece Ltd. 18,060 216,178
Transportation Infrastructure 0.2%
Transurban Group 270,714 2,204,538
99,764,525
AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG 29,666 1,024,817
Electric Utilities 0.0%
†
Verbund AG 5,866 477,060
Metals & Mining 0.0%
†
voestalpine AG 10,407 282,254

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 73
Common Stocks
Shares Value ($)
AUSTRIA
Oil, Gas & Consumable Fuels 0.0%
†
OMV AG 13,078 624,487
Paper & Forest Products 0.1%
Mondi plc 43,916 732,610
3,141,228
BELGIUM 0.8%
Banks 0.1%
KBC Group NV 21,721 1,354,249
Beverages 0.3%
Anheuser-Busch InBev SA/
NV 76,331 4,203,405
Chemicals 0.1%
Solvay SA 6,692 740,211
Umicore SA 18,800 445,828
1,186,039
Distributors 0.0%
†
D'ieteren Group 1,911 321,483
Electric Utilities 0.0%
†
Elia Group SA/NV 2,584 252,540
Financial Services 0.1%
Groupe Bruxelles Lambert
NV 4,876 363,999
Groupe Bruxelles Lambert
NV 3,203 238,065
Sofina SA 1,194 240,590
842,654
Food Products 0.0%
†
Lotus Bakeries NV(a) 36 292,401
Industrial REITs 0.0%
†
Warehouses De Pauw CVA 13,861 341,658
Insurance 0.1%
Ageas SA/NV 14,322 590,624
Pharmaceuticals 0.1%
UCB SA 10,870 889,465
10,274,518
BRAZIL 0.0%
†
Chemicals 0.0%
†
Yara International ASA 14,711 557,158
BURKINA FASO 0.0%
†
Metals & Mining 0.0%
†
Endeavour Mining plc 16,881 326,266
CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc 34,922 604,960
CHINA 0.5%
Banks 0.1%
BOC Hong Kong Holdings
Ltd. 318,500 868,492
Beverages 0.0%
†
Budweiser Brewing Co.
APAC Ltd. Reg. S(b) 149,500 293,343
Broadline Retail 0.3%
Prosus NV* 133,437 3,932,331
Common Stocks
Shares Value ($)
CHINA
Building Products 0.0%
†
Xinyi Glass Holdings Ltd. 132,000 171,505
Food Products 0.1%
Wilmar International Ltd. 166,794 453,546
Marine Transportation 0.0%
†
SITC International Holdings
Co. Ltd. 127,000 213,203
Real Estate Management & Development 0.0%
†
ESR Group Ltd. Reg. S(a)(b) 150,200 210,600
6,143,020
DENMARK 3.2%
Air Freight & Logistics 0.2%
DSV A/S 16,359 3,049,831
Banks 0.1%
Danske Bank A/S 60,614 1,411,872
Beverages 0.1%
Carlsberg A/S
, Class B
8,631 1,087,602
Biotechnology 0.2%
Genmab A/S* 5,796 2,051,090
Building Products 0.0%
†
ROCKWOOL A/S
, Class B
699 168,652
Chemicals 0.1%
Chr Hansen Holding A/S 9,469 579,210
Novozymes A/S
, Class B
17,406 701,694
1,280,904
Electric Utilities 0.1%
Orsted A/S Reg. S(b) 16,268 885,684
Electrical Equipment 0.1%
Vestas Wind Systems A/S* 86,120 1,838,171
Health Care Equipment & Supplies 0.1%
Coloplast A/S
, Class B
12,125 1,279,409
Demant A/S* 7,552 312,741
1,592,150
Insurance 0.0%
†
Tryg A/S 32,612 596,442
Marine Transportation 0.1%
AP Moller - Maersk A/S
,
Class A
279 494,996
AP Moller - Maersk A/S
,
Class B
429 773,104
1,268,100
Pharmaceuticals 2.0%
Novo Nordisk A/S
, Class B
283,988 25,833,206
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S 7,291 751,620
41,815,324
FINLAND 1.1%
Banks 0.3%
Nordea Bank Abp 279,141 3,067,432
Communications Equipment 0.1%
Nokia OYJ 468,703 1,762,757
Consumer Staples Distribution & Retail 0.0%
†
Kesko OYJ
, Class B
23,790 425,541

74 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Diversified Telecommunication Services 0.1%
Elisa OYJ 12,848 596,084
Electric Utilities 0.0%
†
Fortum OYJ(a) 38,960 452,047
Insurance 0.1%
Sampo OYJ
, Class A
40,414 1,747,185
Machinery 0.2%
Kone OYJ
, Class B
29,503 1,243,949
Metso Oyj 56,615 593,148
Wartsila OYJ Abp (a) 40,478 458,829
2,295,926
Oil, Gas & Consumable Fuels 0.1%
Neste OYJ(a) 36,962 1,255,215
Paper & Forest Products 0.2%
Stora Enso OYJ
, Class R
49,510 619,762
UPM- Kymmene OYJ 46,537 1,591,746
2,211,508
Pharmaceuticals 0.0%
†
Orion OYJ
, Class B
8,849 347,577
14,161,272
FRANCE 10.1%
Aerospace & Defense 1.0%
Airbus SE 51,624 6,906,383
Dassault Aviation SA 1,795 337,631
Safran SA 29,588 4,626,202
Thales SA 9,020 1,265,626
13,135,842
Automobile Components 0.2%
Cie Generale des
Etablissements Michelin
SCA 59,618 1,827,280
Valeo SE 18,726 320,790
2,148,070
Automobiles 0.1%
Renault SA 16,544 677,395
Banks 0.7%
BNP Paribas SA 91,586 5,830,634
Credit Agricole SA 106,996 1,316,645
Societe Generale SA 63,436 1,534,534
8,681,813
Beverages 0.2%
Pernod Ricard SA 17,764 2,957,010
Remy Cointreau SA 1,823 222,093
3,179,103
Building Products 0.2%
Cie de Saint-Gobain SA 40,378 2,418,986
Capital Markets 0.0%
†
Amundi SA Reg. S(b) 4,809 269,713
Chemicals 0.6%
Air Liquide SA 45,628 7,689,093
Arkema SA 5,154 508,224
8,197,317
Construction & Engineering 0.5%
Bouygues SA 18,100 632,412
Eiffage SA 6,459 613,534
Vinci SA 46,104 5,104,023
6,349,969
Common Stocks
Shares Value ($)
FRANCE
Consumer Staples Distribution & Retail 0.1%
Carrefour SA 51,765 890,228
Diversified Telecommunication Services 0.1%
Orange SA 163,634 1,877,767
Electrical Equipment 0.2%
Legrand SA 23,173 2,126,742
Entertainment 0.0%
†
Bollore SE 72,884 391,422
Financial Services 0.2%
Edenred SE 22,149 1,383,876
Eurazeo SE 4,146 246,980
Wendel SE 2,192 173,205
Worldline SA Reg. S*(b) 20,109 562,294
2,366,355
Food Products 0.2%
Danone SA 56,422 3,108,621
Health Care Equipment & Supplies 0.4%
BioMerieux 3,455 334,044
EssilorLuxottica SA 25,217 4,387,302
4,721,346
Hotels, Restaurants & Leisure 0.1%
Accor SA 15,849 533,638
La Francaise des Jeux
SAEM Reg. S(b) 9,632 312,802
Sodexo SA 7,384 760,458
1,606,898
Household Durables 0.0%
†
SEB SA 1,982 184,942
Insurance 0.4%
AXA SA 159,110 4,712,890
Interactive Media & Services 0.0%
†
Adevinta ASA* 30,065 296,552
IT Services 0.2%
Capgemini SE 14,338 2,489,632
Life Sciences Tools & Services 0.0%
†
Sartorius Stedim Biotech 2,497 594,227
Machinery 0.0%
†
Alstom SA 25,000 593,220
Media 0.2%
Publicis Groupe SA 20,402 1,540,692
Vivendi SE 63,501 557,182
2,097,874
Multi-Utilities 0.3%
Engie SA 160,507 2,461,119
Veolia Environnement SA 58,489 1,692,095
4,153,214
Office REITs 0.0%
†
Covivio SA 4,146 183,942
Gecina SA 4,125 420,080
604,022
Oil, Gas & Consumable Fuels 1.0%
TotalEnergies SE 195,278 12,850,728
Personal Care Products 0.7%
L'Oreal SA 21,010 8,701,067
Pharmaceuticals 0.0%
†
Ipsen SA 3,465 453,839

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 75
Common Stocks
Shares Value ($)
FRANCE
Professional Services 0.1%
Bureau Veritas SA 26,496 656,347
Teleperformance SE 5,078 634,573
1,290,920
Retail REITs 0.1%
Klepierre SA 18,139 444,081
Unibail - Rodamco -Westfield* 10,082 496,202
940,283
Software 0.2%
Dassault Systemes SE 58,463 2,173,580
Textiles, Apparel & Luxury Goods 2.0%
Hermes International SCA 2,750 4,999,210
Kering SA 6,422 2,919,839
LVMH Moet Hennessy Louis
Vuitton SE 24,008 18,112,275
26,031,324
Transportation Infrastructure 0.1%
Aeroports de Paris SA 2,745 323,482
Getlink SE 31,417 500,552
824,034
131,139,935
GERMANY 8.1%
Aerospace & Defense 0.1%
MTU Aero Engines AG 4,646 844,117
Rheinmetall AG 3,723 959,872
1,803,989
Air Freight & Logistics 0.3%
Deutsche Post AG 86,261 3,515,695
Automobile Components 0.1%
Continental AG 9,726 687,163
Automobiles 0.9%
Bayerische Motoren Werke
AG 26,275 2,676,357
Bayerische Motoren Werke
AG (Preference) 5,025 469,169
Dr Ing hc F Porsche AG
(Preference) Reg. S(b) 9,927 933,651
Mercedes-Benz Group AG 70,042 4,878,573
Porsche Automobil Holding
SE (Preference) 12,660 624,090
Volkswagen AG 2,526 332,908
Volkswagen AG (Preference) 18,121 2,086,384
12,001,132
Banks 0.1%
Commerzbank AG 91,119 1,039,559
Capital Markets 0.4%
Deutsche Bank AG
(Registered) 170,329 1,880,840
Deutsche Boerse AG 16,697 2,885,998
4,766,838
Chemicals 0.5%
BASF SE 77,223 3,505,341
Covestro AG Reg. S*(b) 17,253 931,250
Evonik Industries AG 19,951 365,371
Symrise AG
, Class A
11,826 1,129,584
Wacker Chemie AG 1,660 238,148
6,169,694
Construction Materials 0.1%
Heidelberg Materials AG 12,272 953,320
Common Stocks
Shares Value ($)
GERMANY
Consumer Staples Distribution & Retail 0.0%
†
HelloFresh SE*(a) 13,648 408,060
Diversified Telecommunication Services 0.5%
Deutsche Telekom AG
(Registered) 281,623 5,913,924
Telefonica Deutschland
Holding AG(a) 83,942 150,383
6,064,307
Electrical Equipment 0.0%
†
Siemens Energy AG* 47,165 617,040
Health Care Equipment & Supplies 0.1%
Carl Zeiss Meditec AG 3,784 330,999
Siemens Healthineers AG
Reg. S(b) 24,170 1,227,712
1,558,711
Health Care Providers & Services 0.1%
Fresenius Medical Care AG
& Co. KGaA 18,230 787,372
Fresenius SE & Co. KGaA 36,014 1,122,638
1,910,010
Household Products 0.1%
Henkel AG & Co. KGaA 9,232 582,988
Henkel AG & Co. KGaA
(Preference) 14,859 1,060,522
1,643,510
Independent Power and Renewable Electricity Producers
0.2%
RWE AG 55,563 2,064,816
Industrial Conglomerates 0.7%
Siemens AG (Registered) 66,313 9,506,849
Insurance 1.1%
Allianz SE (Registered) 35,154 8,382,874
Hannover Rueck SE 5,244 1,152,361
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 11,913 4,647,599
Talanx AG 5,760 365,288
14,548,122
Interactive Media & Services 0.0%
†
Scout24 SE Reg. S(b) 6,712 466,082
IT Services 0.0%
†
Bechtle AG 8,050 377,019
Life Sciences Tools & Services 0.1%
Sartorius AG (Preference)(a) 2,215 751,627
Machinery 0.2%
Daimler Truck Holding AG 42,921 1,488,521
GEA Group AG 13,207 488,169
Knorr- Bremse AG 5,864 372,916
Rational AG 404 255,776
2,605,382
Multi-Utilities 0.2%
E.ON SE 196,212 2,324,238
Passenger Airlines 0.0%
†
Deutsche Lufthansa AG
(Registered)* 50,076 397,840
Personal Care Products 0.1%
Beiersdorf AG 8,782 1,133,969

76 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0.5%
Bayer AG (Registered) 85,047 4,084,800
Merck KGaA 11,154 1,864,289
5,949,089
Real Estate Management & Development 0.2%
LEG Immobilien SE* 6,907 477,119
Vonovia SE 60,884 1,467,400
1,944,519
Semiconductors & Semiconductor Equipment 0.3%
Infineon Technologies AG 112,943 3,745,746
Software 0.9%
Nemetschek SE(a) 4,770 291,442
SAP SE 91,113 11,827,014
12,118,456
Specialty Retail 0.0%
†
Zalando SE Reg. S*(b) 13,263 296,186
Zalando SE Reg. S*^∞(b) 5,968 133,323
429,509
Textiles, Apparel & Luxury Goods 0.2%
adidas AG 14,082 2,479,332
Puma SE 9,260 576,370
3,055,702
Trading Companies & Distributors 0.1%
Brenntag SE 13,195 1,024,659
105,582,652
HONG KONG 2.1%
Banks 0.1%
Hang Seng Bank Ltd. 66,200 822,365
Capital Markets 0.3%
Futu Holdings Ltd., ADR* 5,070 293,097
Hong Kong Exchanges &
Clearing Ltd. 105,500 3,933,241
4,226,338
Diversified Telecommunication Services 0.0%
†
HKT Trust & HKT Ltd. 354,220 369,438
Electric Utilities 0.1%
CK Infrastructure Holdings
Ltd. 59,500 281,519
CLP Holdings Ltd. 142,500 1,050,882
Power Assets Holdings Ltd. 123,000 593,287
1,925,688
Food Products 0.0%
†
WH Group Ltd. Reg. S(b) 703,545 367,101
Gas Utilities 0.1%
Hong Kong & China Gas Co.
Ltd. 940,266 655,098
Ground Transportation 0.0%
†
MTR Corp. Ltd. 137,500 541,953
Industrial Conglomerates 0.1%
Jardine Matheson Holdings
Ltd. 13,600 634,440
Jardine Matheson Holdings
Ltd. 600 27,840
662,280
Insurance 0.8%
AIA Group Ltd. 1,000,200 8,090,684
Prudential plc 240,190 2,586,396
10,677,080
Common Stocks
Shares Value ($)
HONG KONG
Machinery 0.1%
Techtronic Industries Co. Ltd. 121,000 1,174,786
Real Estate Management & Development 0.4%
CK Asset Holdings Ltd. 172,516 907,405
Hang Lung Properties Ltd. 156,000 212,044
Henderson Land
Development Co. Ltd. 135,775 355,591
Hongkong Land Holdings
Ltd. 95,100 332,850
Hongkong Land Holdings
Ltd. 100 357
New World Development Co.
Ltd.(a) 119,231 231,395
Sino Land Co. Ltd. 293,000 329,689
Sun Hung Kai Properties Ltd. 126,000 1,340,163
Swire Pacific Ltd.
, Class A
38,000 256,558
Swire Properties Ltd. 110,800 231,182
Wharf Real Estate
Investment Co. Ltd. 138,500 534,519
4,731,753
Retail REITs 0.1%
Link REIT 226,840 1,105,742
27,259,622
IRELAND 0.4%
Banks 0.1%
AIB Group plc 121,552 547,369
Bank of Ireland Group plc 90,782 891,444
1,438,813
Building Products 0.1%
Kingspan Group plc 14,055 1,047,795
Containers & Packaging 0.0%
†
Smurfit Kappa Group plc(a) 22,206 734,649
Food Products 0.1%
Kerry Group plc
, Class A
14,005 1,169,108
Trading Companies & Distributors 0.1%
AerCap Holdings NV* 13,478 844,666
5,235,031
ISRAEL 0.6%
Aerospace & Defense 0.0%
†
Elbit Systems Ltd. 2,289 454,924
Banks 0.3%
Bank Hapoalim BM 109,425 972,953
Bank Leumi Le-Israel BM 134,913 1,115,522
Israel Discount Bank Ltd.
,
Class A
108,494 585,653
Mizrahi Tefahot Bank Ltd. 13,283 480,833
3,154,961
Broadline Retail 0.0%
†
Global-e Online Ltd.* 7,886 313,390
Chemicals 0.0%
†
ICL Group Ltd. 71,495 395,778
IT Services 0.0%
†
Wix.com Ltd.* 4,836 443,945
Pharmaceuticals 0.1%
Teva Pharmaceutical
Industries Ltd., ADR* 94,772 966,674

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 77
Common Stocks
Shares Value ($)
ISRAEL
Real Estate Management & Development 0.0%
†
Azrieli Group Ltd. 3,509 179,738
Software 0.2%
Check Point Software
Technologies Ltd.* 8,485 1,130,881
Nice Ltd.* 5,533 940,609
2,071,490
7,980,900
ITALY 2.2%
Automobiles 0.2%
Ferrari NV 11,077 3,264,569
Banks 0.7%
FinecoBank Banca Fineco
SpA 51,063 619,964
Intesa Sanpaolo SpA 1,356,560 3,486,084
Mediobanca Banca di
Credito Finanziario SpA 46,906 620,843
UniCredit SpA 162,025 3,877,142
8,604,033
Beverages 0.1%
Coca-Cola HBC AG 18,455 505,107
Davide Campari-Milano NV 44,169 520,631
1,025,738
Diversified Telecommunication Services 0.0%
†
Infrastrutture Wireless
Italiane SpA Reg. S(b) 27,811 330,190
Telecom Italia SpA *(a) 974,463 304,293
634,483
Electric Utilities 0.4%
Enel SpA 704,447 4,322,649
Terna - Rete Elettrica
Nazionale 120,938 909,807
5,232,456
Electrical Equipment 0.1%
Prysmian SpA 21,475 861,569
Financial Services 0.0%
†
Nexi SpA Reg. S*(b) 48,821 297,983
Gas Utilities 0.1%
Snam SpA 171,556 805,392
Health Care Equipment & Supplies 0.0%
†
DiaSorin SpA 2,475 225,310
Health Care Providers & Services 0.0%
†
Amplifon SpA 11,235 332,723
Insurance 0.2%
Assicurazioni Generali SpA 89,068 1,820,175
Poste Italiane SpA Reg. S(b) 43,941 462,029
2,282,204
Oil, Gas & Consumable Fuels 0.3%
Eni SpA 204,007 3,276,649
Pharmaceuticals 0.0%
†
Recordati Industria Chimica
e Farmaceutica SpA 9,618 453,441
Textiles, Apparel & Luxury Goods 0.1%
Moncler SpA 17,904 1,039,247
28,335,797
Common Stocks
Shares Value ($)
JAPAN 22.6%
Air Freight & Logistics 0.1%
Nippon Express Holdings,
Inc. 6,300 328,715
SG Holdings Co. Ltd.(a) 27,300 349,643
Yamato Holdings Co. Ltd.(a) 24,400 397,320
1,075,678
Automobile Components 0.4%
Aisin Corp. 12,200 460,800
Bridgestone Corp. 50,200 1,956,584
Denso Corp. 150,400 2,413,867
Koito Manufacturing Co. Ltd.
(a) 17,200 259,449
Sumitomo Electric Industries
Ltd. 64,600 777,936
5,868,636
Automobiles 2.0%
Honda Motor Co. Ltd. 399,000 4,486,453
Isuzu Motors Ltd. 51,600 648,547
Mazda Motor Corp. 48,180 546,251
Nissan Motor Co. Ltd. 208,500 919,696
Subaru Corp. 52,500 1,019,846
Suzuki Motor Corp. 32,100 1,290,912
Toyota Motor Corp. 923,570 16,595,870
Yamaha Motor Co. Ltd. 26,100 685,769
26,193,344
Banks 1.7%
Chiba Bank Ltd. (The) 50,200 364,144
Concordia Financial Group
Ltd.(a) 85,000 386,308
Japan Post Bank Co. Ltd. 128,400 1,115,552
Mitsubishi UFJ Financial
Group, Inc. 994,367 8,434,161
Mizuho Financial Group, Inc. 207,751 3,518,975
Resona Holdings, Inc. 182,900 1,010,843
Shizuoka Financial Group,
Inc.(a) 42,600 346,471
Sumitomo Mitsui Financial
Group, Inc.(a) 110,853 5,434,367
Sumitomo Mitsui Trust
Holdings, Inc.(a) 28,940 1,086,954
21,697,775
Beverages 0.2%
Asahi Group Holdings Ltd. 42,000 1,570,253
Kirin Holdings Co. Ltd. 68,300 957,961
Suntory Beverage & Food
Ltd. 11,700 356,785
2,884,999
Broadline Retail 0.1%
Pan Pacific International
Holdings Corp. 33,600 705,599
Rakuten Group, Inc.(a) 134,700 551,636
1,257,235
Building Products 0.4%
AGC, Inc. 17,000 596,941
Daikin Industries Ltd. 22,800 3,576,983
Lixil Corp. 24,400 284,031
TOTO Ltd.(a) 11,600 299,633
4,757,588
Capital Markets 0.2%
Daiwa Securities Group, Inc.
(a) 116,900 674,512
Japan Exchange Group, Inc. 44,700 829,074

78 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Capital Markets
Nomura Holdings, Inc. 248,600 996,726
SBI Holdings, Inc.(a) 20,490 431,299
2,931,611
Chemicals 0.8%
Asahi Kasei Corp. 113,800 715,322
JSR Corp. 14,300 383,803
Mitsubishi Chemical Group
Corp. 113,500 715,340
Mitsui Chemicals, Inc. 15,000 388,808
Nippon Paint Holdings Co.
Ltd. 86,200 579,667
Nippon Sanso Holdings
Corp. 15,700 372,099
Nissan Chemical Corp.(a) 11,100 471,855
Nitto Denko Corp. 12,800 839,118
Shin-Etsu Chemical Co. Ltd. 160,100 4,646,806
Sumitomo Chemical Co. Ltd.
(a) 127,100 345,955
Toray Industries, Inc. 125,000 650,190
Tosoh Corp.(a) 19,900 255,229
10,364,192
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd. 19,300 501,983
Secom Co. Ltd. 18,400 1,247,791
TOPPAN Holdings, Inc. 21,500 513,845
2,263,619
Construction & Engineering 0.1%
Kajima Corp. 36,100 587,490
Obayashi Corp. 53,900 474,589
Shimizu Corp. 43,500 302,426
Taisei Corp. 15,800 555,917
1,920,422
Consumer Staples Distribution & Retail 0.4%
Aeon Co. Ltd. 57,500 1,139,315
Kobe Bussan Co. Ltd. 12,200 286,126
MatsukiyoCocokara & Co. 28,800 516,320
Seven & i Holdings Co. Ltd. 64,500 2,525,793
Welcia Holdings Co. Ltd. 9,300 160,744
4,628,298
Diversified REITs 0.1%
Daiwa House REIT
Investment Corp. 181 319,377
Nomura Real Estate Master
Fund, Inc. 345 387,049
706,426
Diversified Telecommunication Services 0.2%
Nippon Telegraph &
Telephone Corp. 2,617,500 3,091,523
Electric Utilities 0.2%
Chubu Electric Power Co.,
Inc. 56,700 725,312
Kansai Electric Power Co.,
Inc. (The)(a) 62,000 862,535
Tokyo Electric Power Co.
Holdings, Inc.* 130,200 582,198
2,170,045
Electrical Equipment 0.3%
Fuji Electric Co. Ltd. 10,700 482,606
Mitsubishi Electric Corp. 169,800 2,099,245
Common Stocks
Shares Value ($)
JAPAN
Electrical Equipment
Nidec Corp. 36,700 1,700,143
4,281,994
Electronic Equipment, Instruments & Components 1.2%
Azbil Corp.(a) 10,200 312,095
Hamamatsu Photonics KK 12,300 517,147
Hirose Electric Co. Ltd.(a) 2,894 335,057
Ibiden Co. Ltd.(a) 9,400 498,303
Keyence Corp. 16,944 6,297,600
Kyocera Corp. 27,600 1,399,810
Murata Manufacturing Co.
Ltd. 151,500 2,768,788
Omron Corp. 15,400 685,955
Shimadzu Corp. 20,900 555,046
TDK Corp. 34,200 1,266,537
Yokogawa Electric Corp.(a) 18,700 361,102
14,997,440
Entertainment 0.5%
Capcom Co. Ltd.(a) 15,100 542,591
Koei Tecmo Holdings Co.
Ltd. 11,120 158,052
Konami Group Corp. 9,100 479,748
Nexon Co. Ltd. 29,700 527,257
Nintendo Co. Ltd. 89,700 3,736,924
Square Enix Holdings Co.
Ltd. 6,900 236,407
Toho Co. Ltd. 9,100 310,448
5,991,427
Financial Services 0.2%
GMO Payment Gateway, Inc. 4,100 223,592
Mitsubishi HC Capital, Inc. 70,200 467,569
ORIX Corp. 103,100 1,925,070
2,616,231
Food Products 0.3%
Ajinomoto Co., Inc.(a) 39,000 1,503,069
Kikkoman Corp.(a) 11,700 613,535
MEIJI Holdings Co. Ltd. 19,360 481,277
Nissin Foods Holdings Co.
Ltd. 5,000 415,372
Yakult Honsha Co. Ltd.(a) 23,200 563,531
3,576,784
Gas Utilities 0.1%
Osaka Gas Co. Ltd. 33,000 544,392
Tokyo Gas Co. Ltd. 35,200 799,909
1,344,301
Ground Transportation 0.5%
Central Japan Railway Co. 62,500 1,519,716
East Japan Railway Co. 25,776 1,475,127
Hankyu Hanshin Holdings,
Inc. 20,200 689,103
Keio Corp.(a) 8,899 306,119
Keisei Electric Railway Co.
Ltd. 11,000 381,002
Kintetsu Group Holdings Co.
Ltd.(a) 16,900 479,056
Odakyu Electric Railway Co.
Ltd.(a) 24,100 360,163
Tobu Railway Co. Ltd.(a) 17,000 436,910
Tokyu Corp. 41,500 478,554
West Japan Railway Co.(a) 19,900 823,358
6,949,108

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 79
Common Stocks
Shares Value ($)
JAPAN
Health Care Equipment & Supplies 0.5%
Asahi Intecc Co. Ltd. 20,000 359,381
Hoya Corp. 30,800 3,174,049
Olympus Corp. 105,700 1,369,457
Sysmex Corp. 14,400 686,737
Terumo Corp. 59,000 1,563,033
7,152,657
Health Care Technology 0.1%
M3, Inc. 37,800 686,134
Hotels, Restaurants & Leisure 0.3%
McDonald's Holdings Co.
Japan Ltd.(a) 8,026 307,009
Oriental Land Co. Ltd.(a) 94,000 3,085,880
Zensho Holdings Co. Ltd.(a) 8,100 353,557
3,746,446
Household Durables 1.0%
Iida Group Holdings Co. Ltd. 13,000 216,136
Open House Group Co. Ltd.
(a) 6,200 210,352
Panasonic Holdings Corp. 188,500 2,119,585
Sekisui Chemical Co. Ltd. 31,200 449,149
Sekisui House Ltd. 53,200 1,059,267
Sharp Corp.*(a) 22,900 142,715
Sony Group Corp. 110,000 8,998,185
13,195,389
Household Products 0.1%
Unicharm Corp. 36,000 1,270,151
Industrial Conglomerates 0.4%
Hikari Tsushin, Inc.(a) 1,900 289,267
Hitachi Ltd. 81,400 5,046,340
5,335,607
Industrial REITs 0.1%
GLP J-REIT 419 374,936
Nippon Prologis REIT, Inc. 202 378,814
753,750
Insurance 0.8%
Dai-ichi Life Holdings, Inc. 82,600 1,718,550
Japan Post Holdings Co. Ltd. 192,900 1,542,136
Japan Post Insurance Co.
Ltd. 15,200 255,662
MS&AD Insurance Group
Holdings, Inc.(a) 37,441 1,369,419
Sompo Holdings, Inc. 25,750 1,102,232
T&D Holdings, Inc. 45,100 740,410
Tokio Marine Holdings, Inc. 155,200 3,577,726
10,306,135
Interactive Media & Services 0.0%
†
Z Holdings Corp. 233,600 652,179
IT Services 0.5%
Fujitsu Ltd. 15,400 1,811,914
NEC Corp. 20,700 1,143,337
Nomura Research Institute
Ltd. 34,715 903,422
NTT Data Group Corp.(a) 52,800 707,428
Obic Co. Ltd. 5,900 897,636
Otsuka Corp. 9,400 398,031
SCSK Corp. 12,600 219,781
TIS, Inc. 19,700 433,618
6,515,167
Leisure Products 0.2%
Bandai Namco Holdings, Inc. 52,500 1,067,773
Common Stocks
Shares Value ($)
JAPAN
Leisure Products
Shimano, Inc. 6,700 904,686
Yamaha Corp. 11,900 324,967
2,297,426
Machinery 1.1%
Daifuku Co. Ltd. 25,700 485,948
FANUC Corp. 81,900 2,137,842
Hitachi Construction
Machinery Co. Ltd.(a) 10,200 310,304
Hoshizaki Corp. 9,400 326,525
Komatsu Ltd. 81,300 2,197,103
Kubota Corp. 90,400 1,337,187
Kurita Water Industries Ltd.
(a) 9,600 334,647
Makita Corp. 18,900 468,187
MINEBEA MITSUMI, Inc.(a) 31,600 515,433
MISUMI Group, Inc. 24,900 388,764
Mitsubishi Heavy Industries
Ltd. 28,000 1,568,732
NGK Insulators Ltd. 22,400 296,897
SMC Corp. 4,800 2,148,632
Toyota Industries Corp. 13,100 1,031,280
Yaskawa Electric Corp. 21,600 778,691
14,326,172
Marine Transportation 0.2%
Kawasaki Kisen Kaisha Ltd.
(a) 12,500 426,175
Mitsui OSK Lines Ltd.(a) 28,700 787,393
Nippon Yusen KK(a) 41,200 1,067,630
2,281,198
Media 0.1%
CyberAgent , Inc.(a) 40,700 219,396
Dentsu Group, Inc. 17,001 500,308
Hakuhodo DY Holdings, Inc.
(a) 17,700 145,456
865,160
Metals & Mining 0.2%
JFE Holdings, Inc. 43,100 633,314
Nippon Steel Corp.(a) 71,944 1,686,174
Sumitomo Metal Mining Co.
Ltd. 22,300 655,802
2,975,290
Office REITs 0.1%
Japan Real Estate
Investment Corp. 108 421,200
Nippon Building Fund, Inc. 135 547,294
968,494
Oil, Gas & Consumable Fuels 0.2%
ENEOS Holdings, Inc. 253,239 998,997
Idemitsu Kosan Co. Ltd.(a) 17,056 392,237
Inpex Corp. 85,300 1,280,132
2,671,366
Paper & Forest Products 0.0%
†
Oji Holdings Corp.(a) 83,100 352,317
Passenger Airlines 0.0%
†
ANA Holdings, Inc.* 13,200 276,612
Japan Airlines Co. Ltd. 12,186 237,022
513,634
Personal Care Products 0.2%
Kao Corp. 41,300 1,533,581

80 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Personal Care Products
Kobayashi Pharmaceutical
Co. Ltd. 5,000 223,247
Kose Corp. 2,600 188,482
Shiseido Co. Ltd. 34,800 1,221,678
3,166,988
Pharmaceuticals 1.3%
Astellas Pharma, Inc. 159,000 2,196,172
Chugai Pharmaceutical Co.
Ltd. 58,200 1,803,336
Daiichi Sankyo Co. Ltd. 160,000 4,391,332
Eisai Co. Ltd. 21,500 1,193,569
Kyowa Kirin Co. Ltd. 23,300 405,775
Ono Pharmaceutical Co. Ltd. 33,100 634,850
Otsuka Holdings Co. Ltd. 34,300 1,220,215
Shionogi & Co. Ltd. 23,000 1,028,452
Takeda Pharmaceutical Co.
Ltd. 136,949 4,253,080
17,126,781
Professional Services 0.3%
BayCurrent Consulting, Inc. 12,400 414,324
Persol Holdings Co. Ltd. 165,000 268,431
Recruit Holdings Co. Ltd. 124,600 3,836,990
4,519,745
Real Estate Management & Development 0.5%
Daito Trust Construction Co.
Ltd. 5,400 568,822
Daiwa House Industry Co.
Ltd.(a) 50,800 1,364,128
Hulic Co. Ltd. 37,300 334,526
Mitsubishi Estate Co. Ltd. 99,500 1,300,687
Mitsui Fudosan Co. Ltd. 78,400 1,726,792
Nomura Real Estate
Holdings, Inc. 10,300 258,512
Sumitomo Realty &
Development Co. Ltd. 24,700 641,652
6,195,119
Retail REITs 0.0%
†
Japan Metropolitan Fund
Invest 590 382,890
Semiconductors & Semiconductor Equipment 1.0%
Advantest Corp.(a) 67,200 1,868,097
Disco Corp. 7,900 1,450,748
Lasertec Corp. 6,500 1,009,172
Renesas Electronics Corp.* 111,900 1,716,828
Rohm Co. Ltd.(a) 30,400 575,307
SUMCO Corp. 29,300 381,066
Tokyo Electron Ltd. 41,200 5,606,694
12,607,912
Software 0.0%
†
Oracle Corp. Japan 3,100 231,130
Trend Micro, Inc. 11,700 443,257
674,387
Specialty Retail 0.4%
Fast Retailing Co. Ltd. 15,100 3,288,888
Nitori Holdings Co. Ltd.(a) 6,700 750,215
USS Co. Ltd. 19,400 320,774
ZOZO, Inc.(a) 12,300 225,601
4,585,478
Technology Hardware, Storage & Peripherals 0.4%
Brother Industries Ltd. 18,700 301,121
Common Stocks
Shares Value ($)
JAPAN
Technology Hardware, Storage & Peripherals
Canon, Inc. 86,600 2,092,558
FUJIFILM Holdings Corp. 32,700 1,893,355
Ricoh Co. Ltd.(a) 52,100 449,490
Seiko Epson Corp. 23,300 365,939
5,102,463
Tobacco 0.2%
Japan Tobacco, Inc. 104,800 2,411,776
Trading Companies & Distributors 1.4%
ITOCHU Corp.(a) 104,500 3,775,609
Marubeni Corp. 126,000 1,963,664
Mitsubishi Corp.(a) 100,400 4,783,121
Mitsui & Co. Ltd. 113,600 4,117,330
MonotaRO Co. Ltd. 23,200 248,242
Sumitomo Corp. 91,300 1,821,303
Toyota Tsusho Corp. 19,100 1,122,561
17,831,830
Wireless Telecommunication Services 0.8%
KDDI Corp. 131,500 4,025,385
SoftBank Corp. 252,400 2,854,408
SoftBank Group Corp. 88,900 3,762,387
10,642,180
293,680,897
JORDAN 0.0%
†
Pharmaceuticals 0.0%
†
Hikma Pharmaceuticals plc 13,161 335,329
LUXEMBOURG 0.1%
Life Sciences Tools & Services 0.0%
†
Eurofins Scientific SE 12,273 691,982
Metals & Mining 0.1%
ArcelorMittal SA(a) 42,427 1,061,095
1,753,077
MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group
Ltd. 192,000 1,148,470
Sands China Ltd.* 219,500 667,493
1,815,963
NETHERLANDS 5.3%
Banks 0.4%
ABN AMRO Bank NV, CVA
Reg. S(b) 36,152 511,905
ING Groep NV 318,078 4,201,882
4,713,787
Beverages 0.2%
Heineken Holding NV 9,924 746,888
Heineken NV 25,140 2,211,504
2,958,392
Biotechnology 0.2%
Argenx SE* 4,890 2,377,327
Capital Markets 0.0%
†
Euronext NV Reg. S(b) 7,510 522,632
Chemicals 0.1%
Akzo Nobel NV 14,977 1,080,808
OCI NV 7,381 205,303
1,286,111

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 81
Common Stocks
Shares Value ($)
NETHERLANDS
Consumer Staples Distribution & Retail 0.2%
Koninklijke Ahold Delhaize
NV 85,742 2,585,387
Diversified Telecommunication Services 0.1%
Koninklijke KPN NV 283,714 935,088
Entertainment 0.1%
Universal Music Group NV 71,489 1,859,054
Financial Services 0.2%
Adyen NV Reg. S*(b) 1,867 1,383,946
EXOR NV 8,971 795,217
2,179,163
Food Products 0.0%
†
JDE Peet's NV 9,883 275,904
Health Care Equipment & Supplies 0.1%
Koninklijke Philips NV*(a) 82,671 1,647,591
Insurance 0.2%
Aegon NV 148,247 714,497
ASR Nederland NV 13,953 523,698
NN Group NV 22,036 706,186
1,944,381
Oil, Gas & Consumable Fuels 1.4%
Shell plc 583,187 18,516,199
Professional Services 0.2%
Randstad NV 9,330 514,287
Wolters Kluwer NV 22,374 2,709,619
3,223,906
Semiconductors & Semiconductor Equipment 1.8%
ASM International NV 4,120 1,720,509
ASML Holding NV 35,063 20,590,364
BE Semiconductor Industries
NV 6,729 657,957
22,968,830
Trading Companies & Distributors 0.1%
IMCD NV 5,161 652,365
68,646,117
NEW ZEALAND 0.2%
Diversified Telecommunication Services 0.0%
†
Spark New Zealand Ltd. 161,178 464,647
Electric Utilities 0.0%
†
Mercury NZ Ltd. 61,413 224,799
Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare
Corp. Ltd. 52,548 679,705
Independent Power and Renewable Electricity Producers
0.0%
†
Meridian Energy Ltd. 106,098 326,860
Software 0.1%
Xero Ltd.* 12,159 881,421
Transportation Infrastructure 0.0%
†
Auckland International
Airport Ltd. 109,506 518,896
3,096,328
NORWAY 0.7%
Aerospace & Defense 0.0%
†
Kongsberg Gruppen ASA 7,983 328,742
Common Stocks
Shares Value ($)
NORWAY
Banks 0.1%
DNB Bank ASA 80,686 1,625,127
Diversified Telecommunication Services 0.1%
Telenor ASA 62,158 705,117
Food Products 0.1%
Mowi ASA 40,780 721,982
Orkla ASA 64,348 480,586
Salmar ASA 6,472 327,495
1,530,063
Insurance 0.0%
†
Gjensidige Forsikring ASA 15,461 227,195
Metals & Mining 0.1%
Norsk Hydro ASA 112,142 703,866
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA 26,204 724,202
Equinor ASA 78,645 2,578,503
3,302,705
8,422,815
PORTUGAL 0.2%
Consumer Staples Distribution & Retail 0.0%
†
Jeronimo Martins SGPS SA 24,718 554,749
Electric Utilities 0.1%
EDP - Energias de Portugal
SA 259,329 1,079,158
Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA
,
Class B
44,149 653,987
2,287,894
SINGAPORE 1.6%
Aerospace & Defense 0.0%
†
Singapore Technologies
Engineering Ltd. 128,000 365,714
Banks 0.7%
DBS Group Holdings Ltd. 159,200 3,909,075
Oversea-Chinese Banking
Corp. Ltd. 297,600 2,779,422
United Overseas Bank Ltd. 111,200 2,314,877
9,003,374
Capital Markets 0.0%
†
Singapore Exchange Ltd. 74,100 527,322
Diversified Telecommunication Services 0.1%
Singapore
Telecommunications Ltd. 702,650 1,239,457
Entertainment 0.1%
Sea Ltd., ADR* 32,064 1,409,213
Ground Transportation 0.1%
Grab Holdings Ltd.
, Class A
* 169,866 601,326
Hotels, Restaurants & Leisure 0.0%
†
Genting Singapore Ltd. 509,396 314,785
Industrial Conglomerates 0.1%
Jardine Cycle & Carriage Ltd. 9,600 223,542
Keppel Corp. Ltd. 118,000 585,670
809,212
Industrial REITs 0.1%
CapitaLand Ascendas REIT 296,407 595,782

82 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SINGAPORE
Industrial REITs
Mapletree Logistics Trust 266,504 326,954
922,736
Machinery 0.0%
†
Seatrium Ltd.* 3,597,922 351,523
Multi-Utilities 0.0%
†
Sembcorp Industries Ltd. 78,000 289,974
Passenger Airlines 0.0%
†
Singapore Airlines Ltd. 115,314 544,562
Real Estate Management & Development 0.1%
CapitaLand Investment Ltd. 230,697 521,499
City Developments Ltd. 40,200 193,593
UOL Group Ltd. 34,300 160,306
875,398
Retail REITs 0.1%
CapitaLand Integrated
Commercial Trust 475,670 641,992
Mapletree Pan Asia
Commercial Trust 227,800 238,383
880,375
Semiconductors & Semiconductor Equipment 0.2%
STMicroelectronics NV 60,062 2,587,741
20,722,712
SOUTH AFRICA 0.2%
Metals & Mining 0.2%
Anglo American plc 111,667 3,091,650
SOUTH KOREA 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
Delivery Hero SE Reg. S*(b) 14,579 418,714
SPAIN 2.5%
Banks 0.8%
Banco Bilbao Vizcaya
Argentaria SA 520,742 4,240,161
Banco Santander SA 1,408,390 5,348,181
CaixaBank SA 362,603 1,450,364
11,038,706
Biotechnology 0.0%
†
Grifols SA* 26,811 347,137
Construction & Engineering 0.1%
ACS Actividades de
Construccion y Servicios
SA 19,250 693,213
Diversified Telecommunication Services 0.3%
Cellnex Telecom SA Reg.
S(b) 49,657 1,726,644
Telefonica SA(a) 445,158 1,821,513
3,548,157
Electric Utilities 0.6%
Acciona SA 2,355 299,437
Endesa SA 28,043 569,972
Iberdrola SA 531,456 5,933,928
Redeia Corp. SA 35,743 561,361
7,364,698
Gas Utilities 0.0%
†
Enagas SA 20,028 331,432
Naturgy Energy Group SA(a) 10,986 298,364
629,796
Common Stocks
Shares Value ($)
SPAIN
Hotels, Restaurants & Leisure 0.2%
Amadeus IT Group SA 39,589 2,385,779
Independent Power and Renewable Electricity Producers
0.0%
†
Corp. ACCIONA Energias
Renovables SA(a) 6,402 165,095
EDP Renovaveis SA 22,534 368,618
533,713
Oil, Gas & Consumable Fuels 0.1%
Repsol SA 111,163 1,829,920
Specialty Retail 0.3%
Industria de Diseno Textil SA 94,127 3,503,342
Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b) 6,474 973,794
32,848,255
SWEDEN 2.8%
Aerospace & Defense 0.0%
†
Saab AB
, Class B
7,282 370,309
Automobiles 0.0%
†
Volvo Car AB
, Class B
* 52,647 212,753
Banks 0.3%
Skandinaviska Enskilda
Banken AB
, Class A
136,438 1,625,127
Svenska Handelsbanken AB
,
Class A
130,007 1,155,669
Swedbank AB
, Class A
74,609 1,373,561
4,154,357
Biotechnology 0.0%
†
Swedish Orphan Biovitrum
AB*(a) 17,580 359,597
Building Products 0.2%
Assa Abloy AB
, Class B
86,523 1,884,974
Nibe Industrier AB
, Class B
135,261 881,451
2,766,425
Capital Markets 0.1%
EQT AB(a) 29,262 577,865
Commercial Services & Supplies 0.0%
†
Securitas AB
, Class B
(a) 39,607 312,704
Communications Equipment 0.1%
Telefonaktiebolaget LM
Ericsson
, Class B
(a) 249,738 1,213,025
Construction & Engineering 0.0%
†
Skanska AB
, Class B
29,468 483,181
Diversified Telecommunication Services 0.0%
†
Telia Co. AB(a) 204,156 421,495
Electronic Equipment, Instruments & Components 0.1%
Hexagon AB
, Class B
178,923 1,522,800
Financial Services 0.3%
Industrivarden AB
, Class A
10,309 271,725
Industrivarden AB
, Class C
(a) 14,453 380,260
Investor AB
, Class B
152,104 2,911,366
L E Lundbergforetagen AB
,
Class B
(a) 7,314 304,854
3,868,205

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 83
Common Stocks
Shares Value ($)
SWEDEN
Health Care Equipment & Supplies 0.0%
†
Getinge AB
, Class B
21,456 376,950
Hotels, Restaurants & Leisure 0.1%
Evolution AB Reg. S(b) 16,105 1,622,866
Household Products 0.1%
Essity AB
, Class B
54,522 1,174,965
Industrial Conglomerates 0.1%
Investment AB Latour
, Class
B
(a) 13,357 234,461
Lifco AB
, Class B
19,835 346,974
581,435
Machinery 1.0%
Alfa Laval AB 24,213 828,411
Atlas Copco AB
, Class A
236,048 3,162,542
Atlas Copco AB
, Class B
135,638 1,584,562
Epiroc AB
, Class A
57,516 1,088,643
Epiroc AB
, Class B
34,103 545,291
Husqvarna AB
, Class B
(a) 28,391 216,494
Indutrade AB(a) 23,089 426,157
Sandvik AB 93,699 1,717,884
SKF AB
, Class B
29,532 489,678
Volvo AB
, Class A
16,247 337,901
Volvo AB
, Class B
132,613 2,729,792
13,127,355
Metals & Mining 0.1%
Boliden AB 22,578 642,654
Paper & Forest Products 0.1%
Holmen AB
, Class B
8,736 339,178
Svenska Cellulosa AB SCA
,
Class B
(a) 53,900 737,133
1,076,311
Real Estate Management & Development 0.1%
Fastighets AB Balder
, Class
B
*(a) 52,175 233,594
Sagax AB
, Class B
18,146 345,229
578,823
Specialty Retail 0.1%
H & M Hennes & Mauritz AB
,
Class B
(a) 57,763 821,257
Trading Companies & Distributors 0.0%
†
Beijer Ref AB
, Class B
30,626 321,672
Wireless Telecommunication Services 0.0%
†
Tele2 AB
, Class B
46,644 356,476
36,943,480
SWITZERLAND 6.1%
Banks 0.0%
†
Banque Cantonale Vaudoise
(Registered) 2,334 244,851
Building Products 0.1%
Geberit AG (Registered) 2,995 1,495,197
Capital Markets 0.8%
Julius Baer Group Ltd. 18,320 1,174,053
Partners Group Holding AG 1,994 2,243,749
UBS Group AG (Registered) 286,217 7,074,643
10,492,445
Chemicals 0.6%
Clariant AG (Registered) 16,802 265,442
Common Stocks
Shares Value ($)
SWITZERLAND
Chemicals
DSM- Firmenich AG 14,896 1,258,342
EMS- Chemie Holding AG
(Registered) 575 390,036
Givaudan SA (Registered) 808 2,644,953
Sika AG (Registered) 12,610 3,196,096
7,754,869
Containers & Packaging 0.1%
SIG Group AG 26,973 664,182
Diversified Telecommunication Services 0.1%
Swisscom AG (Registered) 2,211 1,313,483
Electric Utilities 0.0%
†
BKW AG 1,655 291,731
Electrical Equipment 0.4%
ABB Ltd. (Registered) 138,127 4,936,141
Food Products 0.2%
Barry Callebaut AG
(Registered) 316 502,333
Chocoladefabriken Lindt &
Spruengli AG 81 900,958
Chocoladefabriken Lindt &
Spruengli AG (Registered) 9 986,736
2,390,027
Health Care Equipment & Supplies 0.4%
Alcon, Inc. 43,083 3,329,220
Sonova Holding AG
(Registered) 4,494 1,064,980
Straumann Holding AG
(Registered) 9,916 1,259,479
5,653,679
Insurance 0.7%
Baloise Holding AG
(Registered) 4,074 591,041
Helvetia Holding AG
(Registered) 3,375 472,883
Swiss Life Holding AG
(Registered) 2,569 1,600,309
Zurich Insurance Group AG 13,080 5,993,745
8,657,978
Life Sciences Tools & Services 0.2%
Bachem Holding AG
, Class B
2,947 217,264
Lonza Group AG
(Registered) 6,422 2,971,119
3,188,383
Machinery 0.2%
Schindler Holding AG 3,676 732,718
Schindler Holding AG
(Registered) 2,182 419,723
VAT Group AG Reg. S(b) 2,416 860,323
2,012,764
Marine Transportation 0.1%
Kuehne + Nagel International
AG (Registered) 4,811 1,364,165
Pharmaceuticals 1.4%
Novartis AG (Registered) 178,794 18,244,842
Professional Services 0.1%
Adecco Group AG
(Registered) 13,332 546,862

84 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Professional Services
SGS SA (Registered) 13,173 1,105,851
1,652,713
Real Estate Management & Development 0.1%
Swiss Prime Site AG
(Registered) 6,753 617,997
Software 0.0%
†
Temenos AG (Registered) 5,369 376,579
Specialty Retail 0.0%
†
Dufry AG (Registered)* 8,964 341,133
Technology Hardware, Storage & Peripherals 0.1%
Logitech International SA
(Registered) 14,452 995,922
Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont
SA (Registered) 45,359 5,526,651
Swatch Group AG (The) 2,410 617,903
Swatch Group AG (The)
(Registered) 4,684 228,885
6,373,439
79,062,520
UNITED ARAB EMIRATES 0.0%
†
Health Care Providers & Services 0.0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11.3%
Aerospace & Defense 0.4%
BAE Systems plc 263,156 3,194,415
Melrose Industries plc 117,974 672,347
Rolls-Royce Holdings plc* 714,687 1,915,833
5,782,595
Banks 1.7%
Barclays plc 1,329,800 2,575,537
HSBC Holdings plc 1,717,185 13,452,482
Lloyds Banking Group plc 5,621,780 3,027,140
NatWest Group plc 498,589 1,426,638
Standard Chartered plc 204,442 1,889,441
22,371,238
Beverages 0.6%
Coca-Cola Europacific
Partners plc(a) 17,827 1,113,831
Diageo plc 196,543 7,248,276
8,362,107
Broadline Retail 0.1%
Next plc 10,729 952,073
Capital Markets 0.6%
3i Group plc 82,947 2,087,812
abrdn plc 179,843 339,939
Hargreaves Lansdown plc 34,332 322,083
London Stock Exchange
Group plc 36,822 3,696,446
Schroders plc 65,633 324,393
St. James's Place plc 48,826 492,495
7,263,168
Chemicals 0.1%
Croda International plc 11,936 715,478
Johnson Matthey plc 14,783 293,170
1,008,648
Commercial Services & Supplies 0.1%
Rentokil Initial plc 219,218 1,625,113
Common Stocks
Shares Value ($)
UNITED KINGDOM
Consumer Staples Distribution & Retail 0.2%
J Sainsbury plc 151,660 466,604
Ocado Group plc* 52,554 382,356
Tesco plc 621,909 1,999,662
2,848,622
Diversified Consumer Services 0.0%
†
Pearson plc 59,599 630,490
Diversified REITs 0.0%
†
Land Securities Group plc 57,633 412,157
Diversified Telecommunication Services 0.1%
BT Group plc 550,364 781,767
Electric Utilities 0.1%
SSE plc 95,643 1,874,111
Electronic Equipment, Instruments & Components 0.1%
Halma plc 32,273 758,214
Financial Services 0.1%
M&G plc 194,963 466,908
Wise plc
, Class A
* 55,907 464,454
931,362
Food Products 0.1%
Associated British Foods plc 31,662 795,817
Health Care Equipment & Supplies 0.1%
Smith & Nephew plc 76,086 945,721
Hotels, Restaurants & Leisure 0.5%
Compass Group plc 150,742 3,672,337
Entain plc 53,534 609,329
InterContinental Hotels
Group plc 14,818 1,092,420
Whitbread plc 17,767 747,395
6,121,481
Household Durables 0.1%
Barratt Developments plc 87,500 469,399
Berkeley Group Holdings plc 9,492 473,459
Persimmon plc 30,403 398,029
Taylor Wimpey plc 303,173 431,108
1,771,995
Household Products 0.3%
Reckitt Benckiser Group plc 62,009 4,382,201
Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd. 231,016 1,231,233
DCC plc 8,462 474,395
Smiths Group plc 30,004 591,190
2,296,818
Industrial REITs 0.1%
Segro plc 104,526 911,813
Insurance 0.3%
Admiral Group plc 17,686 511,522
Aviva plc 239,138 1,130,711
Legal & General Group plc 518,328 1,400,373
Phoenix Group Holdings plc 64,297 376,592
3,419,198
Interactive Media & Services 0.0%
†
Auto Trader Group plc Reg.
S(b) 81,966 614,409
Machinery 0.1%
CNH Industrial NV 87,049 1,054,569
Spirax-Sarco Engineering plc 6,229 720,302
1,774,871

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 85
Common Stocks
Shares Value ($)
UNITED KINGDOM
Media 0.1%
Informa plc 119,139 1,085,638
WPP plc 94,602 843,077
1,928,715
Multi-Utilities 0.4%
Centrica plc 478,653 898,614
National Grid plc 323,163 3,857,516
4,756,130
Oil, Gas & Consumable Fuels 0.7%
BP plc 1,504,437 9,713,920
Personal Care Products 0.8%
Unilever plc 218,865 10,829,338
Pharmaceuticals 1.4%
AstraZeneca plc 134,711 18,128,976
Professional Services 0.5%
Intertek Group plc 14,462 723,144
RELX plc 164,794 5,560,937
6,284,081
Software 0.1%
Sage Group plc (The) 86,880 1,045,589
Specialty Retail 0.1%
JD Sports Fashion plc 220,362 401,452
Kingfisher plc 172,677 468,062
869,514
Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc 34,084 790,492
Tobacco 0.6%
British American Tobacco plc 184,591 5,794,689
Imperial Brands plc 74,111 1,504,961
7,299,650
Trading Companies & Distributors 0.3%
Ashtead Group plc 38,384 2,333,079
Bunzl plc 29,357 1,041,958
3,375,037
Water Utilities 0.1%
Severn Trent plc 22,598 651,123
United Utilities Group plc 61,574 709,996
1,361,119
Wireless Telecommunication Services 0.1%
Vodafone Group plc 2,010,773 1,877,642
146,896,192
UNITED STATES 7.5%
Automobiles 0.3%
Stellantis NV 192,530 3,691,521
Biotechnology 0.5%
CSL Ltd. 41,993 6,765,802
Construction & Engineering 0.1%
Ferrovial SE 43,357 1,322,007
Construction Materials 0.6%
CRH plc 63,146 3,482,827
Holcim AG 45,498 2,913,034
James Hardie Industries plc,
ADR* 37,764 985,392
7,381,253
Electrical Equipment 0.6%
Schneider Electric SE 47,292 7,796,690
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 0.0%
†
Tenaris SA(a) 41,967 663,122
Food Products 2.0%
Nestle SA (Registered) 232,351 26,237,398
Insurance 0.2%
Swiss Re AG 26,433 2,713,308
Life Sciences Tools & Services 0.1%
QIAGEN NV* 19,433 786,492
Personal Care Products 0.1%
Haleon plc 483,666 2,007,004
Pharmaceuticals 2.7%
GSK plc 356,000 6,435,656
Roche Holding AG(a) 64,204 17,575,065
Sanofi 99,069 10,630,319
34,641,040
Professional Services 0.2%
Experian plc 78,916 2,578,119
Software 0.1%
CyberArk Software Ltd.* 3,507 574,341
Monday.com Ltd.* 1,736 276,406
850,747
97,434,503
Total Common Stocks
(cost $867,741,834) 1,279,778,654
Repurchase Agreements 0.8%
Principal
Amount ($)
Bank of America
NA, 5.30%, dated
9/29/2023, due
10/2/2023, repurchase
price $1,000,442,
collateralized by U.S.
Government Agency
Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $1,020,000.(c) 1,000,000 1,000,000
BofA Securities,
Inc., 5.30%, dated
9/29/2023, due
10/2/2023, repurchase
price $2,000,884,
collateralized by
U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002.(c) 2,000,000 2,000,000

86 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald &
Co., 5.32%, dated
9/29/2023, due
10/2/2023, repurchase
price $2,086,691,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$2,127,481.(c) 2,085,766 2,085,766
MetLife, Inc., 5.31%,
dated 9/29/2023, due
10/2/2023, repurchase
price $3,001,328,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$3,061,677.(c) 3,000,000 3,000,000
Pershing LLC, 5.33%,
dated 9/29/2023, due
10/2/2023, repurchase
price $2,000,889,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$2,040,000.(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $10,085,766) 10,085,766
Total Investments
(cost $877,827,600) — 99.1% 1,289,864,420
Other assets in excess of liabilities — 0.9% 11,960,724
NET ASSETS — 100.0%
$ 1,301,825,144
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $45,478,365, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $10,085,766 and by
$40,060,631 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 10/3/2023 –
5/15/2053, a total value of $50,146,397.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the
Board of Trustees. The liquidity determination is unaudited.
The aggregate value of these securities as of September
30, 2023 was $16,615,176 which represents 1.28% of net
assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$10,085,766.
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 87
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 104 12/2023 EUR 4,622,466 (19,170)
FTSE 100 Index 34 12/2023 GBP 3,182,192 14,871
Nikkei 225 Index 29 12/2023 JPY 3,105,410 (46,185)
SPI 200 Index 15 12/2023 AUD 1,708,479 (17,518)
Net contracts (68,002)
As of September 30, 2023, the Fund had $879,333 segregated in foreign currency as collateral with the broker for open futures contracts.
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen

88 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 89
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 22,242,115 $ – $ 22,242,115
Air Freight & Logistics – 7,641,204 – 7,641,204
Automobile Components – 8,703,869 – 8,703,869
Automobiles – 46,040,714 – 46,040,714
Banks – 129,161,393 – 129,161,393
Beverages 1,113,831 23,383,890 – 24,497,721
Biotechnology – 11,900,953 – 11,900,953
Broadline Retail 313,390 9,463,789 – 9,777,179
Building Products – 12,826,148 – 12,826,148
Capital Markets 293,097 35,330,013 – 35,623,110
Chemicals – 38,570,262 – 38,570,262
Commercial Services & Supplies – 5,346,921 – 5,346,921
Communications Equipment – 2,975,782 – 2,975,782
Construction & Engineering – 10,768,792 – 10,768,792
Construction Materials – 8,334,573 – 8,334,573
Consumer Staples Distribution & Retail – 16,513,745 – 16,513,745
Containers & Packaging – 1,398,831 – 1,398,831
Distributors – 321,483 – 321,483
Diversified Consumer Services – 911,858 – 911,858
Diversified REITs – 2,524,930 – 2,524,930
Diversified Telecommunication Services – 22,907,703 – 22,907,703
Electric Utilities – 23,066,364 – 23,066,364
Electrical Equipment – 22,458,347 – 22,458,347
Electronic Equipment, Instruments &
Components – 17,278,454 – 17,278,454
Energy Equipment & Services – 663,122 – 663,122
Entertainment 1,409,213 8,241,903 – 9,651,116
Financial Services 363,999 13,184,294 – 13,548,293
Food Products – 40,196,770 – 40,196,770
Gas Utilities – 3,997,986 – 3,997,986
Ground Transportation 601,326 7,844,096 – 8,445,422
Health Care Equipment & Supplies – 25,467,035 – 25,467,035
Health Care Providers & Services – 3,837,031 – 3,837,031
Health Care Technology – 686,134 – 686,134
Hotels, Restaurants & Leisure – 22,495,688 – 22,495,688
Household Durables – 15,152,326 – 15,152,326
Household Products – 8,470,827 – 8,470,827
Independent Power and Renewable
Electricity Producers – 2,925,389 – 2,925,389
Industrial Conglomerates 634,440 18,557,761 – 19,192,201
Industrial REITs – 4,990,320 – 4,990,320
Insurance – 66,061,167 – 66,061,167
Interactive Media & Services – 2,915,426 – 2,915,426
IT Services 443,945 9,381,818 – 9,825,763
Leisure Products – 2,297,426 – 2,297,426
Life Sciences Tools & Services – 6,012,711 – 6,012,711
Machinery – 38,261,999 – 38,261,999
Marine Transportation – 5,126,666 – 5,126,666
Media – 4,891,749 – 4,891,749
Metals & Mining – 43,014,313 – 43,014,313
Multi-Utilities – 11,523,556 – 11,523,556
Office REITs – 2,004,283 – 2,004,283
Oil, Gas & Consumable Fuels – 60,462,269 – 60,462,269
Paper & Forest Products – 4,372,746 – 4,372,746
Passenger Airlines – 1,734,215 – 1,734,215
Personal Care Products – 25,838,366 – 25,838,366
Pharmaceuticals 5,219,754 118,150,505 – 123,370,259
Professional Services – 20,383,040 – 20,383,040
Real Estate Management & Development 332,850 15,314,522 – 15,647,372

90 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their
Level 1 Level 2 Level 3 Total
Assets:
Retail REITs $ – $ 4,364,454 $ – $ 4,364,454
Semiconductors & Semiconductor
Equipment – 41,910,229 – 41,910,229
Software 1,981,628 18,839,952 – 20,821,580
Specialty Retail – 10,416,910 133,323 10,550,233
Technology Hardware, Storage & Peripherals – 6,098,385 – 6,098,385
Textiles, Apparel & Luxury Goods – 38,041,824 – 38,041,824
Tobacco – 9,711,426 – 9,711,426
Trading Companies & Distributors 844,666 23,421,741 – 24,266,407
Transportation Infrastructure – 4,521,262 – 4,521,262
Water Utilities – 1,361,119 – 1,361,119
Wireless Telecommunication Services – 12,876,298 – 12,876,298
Total Common Stocks $ 13,552,139 $ 1,266,093,192 $ 133,323 $ 1,279,778,654
Futures Contracts 14,871 – – 14,871
Repurchase Agreements – 10,085,766 – 10,085,766
Total Assets $ 13,567,010 $ 1,276,178,958 $ 133,323 $ 1,289,879,291
Liabilities:
Futures Contracts $ (82,873) $ – $ – $ (82,873)
Total Liabilities $ (82,873) $ – $ – $ (82,873)
Total $ 13,484,137 $ 1,276,178,958 $ 133,323 $ 1,289,796,418
As of September 30, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
Common Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation (78,198) (78,198)
Transfers into Level 3 211,521 211,521
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ 133,323 $ 133,323
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ (78,198) $ (78,198)

NVIT International Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 91
settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Futures Contracts
Equity risk Unrealized appreciation from futures contracts $ 14,871
Total $ 14,871
Liabilities:
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (82,873)
Total $ (82,873)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

92 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks 99.4%
Shares Value ($)
Aerospace & Defense 1.2%
BWX Technologies, Inc. 40,946 3,070,131
Curtiss-Wright Corp. 17,081 3,341,556
Hexcel Corp. 38,336 2,497,207
Woodward, Inc. 27,434 3,408,949
12,317,843
Air Freight & Logistics 0.3%
GXO Logistics, Inc.*(a) 53,919 3,162,349
Automobile Components 1.7%
Adient plc* 42,456 1,558,135
Autoliv, Inc. 34,924 3,369,468
Fox Factory Holding Corp.*(a) 19,117 1,894,112
Gentex Corp. 105,926 3,446,832
Goodyear Tire & Rubber Co.
(The)* 129,127 1,605,049
Lear Corp. 27,223 3,653,327
Visteon Corp.*(a) 12,692 1,752,384
17,279,307
Automobiles 0.4%
Harley-Davidson, Inc. 59,683 1,973,120
Thor Industries, Inc.(a) 24,485 2,329,258
4,302,378
Banks 5.0%
Associated Banc-Corp.(a) 62,781 1,074,183
Bank OZK 47,844 1,773,577
Cadence Bank 82,673 1,754,321
Columbia Banking System,
Inc. 97,993 1,989,258
Commerce Bancshares, Inc.
(a) 50,925 2,443,382
Cullen/Frost Bankers, Inc. 28,880 2,634,145
East West Bancorp, Inc. 65,028 3,427,626
First Financial Bankshares,
Inc.(a) 55,744 1,400,289
First Horizon Corp. 252,445 2,781,944
FNB Corp. 160,033 1,726,756
Glacier Bancorp, Inc.(a) 50,092 1,427,622
Hancock Whitney Corp. 39,154 1,448,306
Home BancShares, Inc. 83,014 1,738,313
International Bancshares Corp. 22,584 978,791
New York Community
Bancorp, Inc. 328,347 3,723,455
Old National Bancorp 131,007 1,904,842
Pinnacle Financial Partners,
Inc. 34,531 2,314,958
Prosperity Bancshares, Inc. 42,664 2,328,601
SouthState Corp.(a) 34,492 2,323,381
Synovus Financial Corp. 68,688 1,909,526
Texas Capital Bancshares,
Inc.* 20,108 1,184,361
UMB Financial Corp. 19,129 1,186,954
United Bankshares, Inc.(a) 60,720 1,675,265
Valley National Bancorp(a) 194,932 1,668,618
Webster Financial Corp. 79,223 3,193,479
Wintrust Financial Corp. 27,239 2,056,545
52,068,498
Beverages 0.7%
Boston Beer Co., Inc. (The),
Class A*(a) 4,285 1,669,136
Celsius Holdings, Inc.* 22,340 3,833,544
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,149 1,367,452
6,870,132
Biotechnology 1.6%
Arrowhead Pharmaceuticals,
Inc.*(a) 47,947 1,288,336
Exelixis, Inc.* 144,587 3,159,226
Halozyme Therapeutics, Inc.* 59,695 2,280,349
Neurocrine Biosciences, Inc.* 44,699 5,028,637
United Therapeutics Corp.* 21,300 4,811,031
16,567,579
Broadline Retail 0.5%
Kohl's Corp.(a) 49,753 1,042,823
Macy's, Inc.(a) 123,596 1,434,949
Nordstrom, Inc.(a) 42,387 633,262
Ollie's Bargain Outlet
Holdings, Inc.* 27,812 2,146,530
5,257,564
Building Products 3.9%
Advanced Drainage Systems,
Inc. 31,339 3,567,318
Builders FirstSource, Inc.* 56,690 7,057,338
Carlisle Cos., Inc.(a) 22,562 5,849,424
Fortune Brands Innovations,
Inc. 57,415 3,568,916
Lennox International, Inc. 14,562 5,452,595
Owens Corning 41,077 5,603,314
Simpson Manufacturing Co.,
Inc.(a) 19,180 2,873,356
Trex Co., Inc.* 48,811 3,008,222
UFP Industries, Inc. 28,192 2,886,861
39,867,344
Capital Markets 2.3%
Affiliated Managers Group, Inc. 17,424 2,271,044
Evercore, Inc., Class A(a) 16,584 2,286,602
Federated Hermes, Inc., Class
B 40,686 1,378,035
Interactive Brokers Group,
Inc., Class A 49,194 4,258,232
Janus Henderson Group plc 62,978 1,626,092
Jefferies Financial Group, Inc. 83,933 3,074,466
Morningstar, Inc.(a) 11,833 2,771,762
SEI Investments Co. 45,743 2,755,101
Stifel Financial Corp. 48,904 3,004,662
23,425,996
Chemicals 2.1%
Ashland, Inc. 22,080 1,803,494
Avient Corp. 41,875 1,479,025
Axalta Coating Systems Ltd.* 97,255 2,616,160
Cabot Corp. 25,592 1,772,758
Chemours Co. (The) 67,003 1,879,434
NewMarket Corp. 3,071 1,397,428
Olin Corp. 56,366 2,817,173
RPM International, Inc. 58,340 5,531,215
Scotts Miracle-Gro Co. (The)
(a) 19,369 1,000,990
Westlake Corp.(a) 14,897 1,857,209
22,154,886
Commercial Services & Supplies 1.3%
Brink's Co. (The) 21,142 1,535,755

NVIT Mid Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 93
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Clean Harbors, Inc.*(a) 22,985 3,846,770
MSA Safety, Inc. 16,642 2,623,611
Stericycle, Inc.* 41,797 1,868,744
Tetra Tech, Inc. 24,141 3,670,156
13,545,036
Communications Equipment 0.6%
Calix, Inc.* 26,658 1,222,003
Ciena Corp.* 68,035 3,215,334
Lumentum Holdings, Inc.*(a) 30,803 1,391,679
5,829,016
Construction & Engineering 1.8%
AECOM 63,117 5,241,236
EMCOR Group, Inc. 21,489 4,521,071
Fluor Corp.* 65,037 2,386,858
MasTec, Inc.* 27,382 1,970,682
MDU Resources Group, Inc. 94,117 1,842,811
Valmont Industries, Inc. 9,407 2,259,655
18,222,313
Construction Materials 0.4%
Eagle Materials, Inc. 15,785 2,628,518
Knife River Corp.* 22,758 1,111,273
3,739,791
Consumer Finance 0.6%
Ally Financial, Inc. 123,188 3,286,656
FirstCash Holdings, Inc. 16,427 1,648,942
SLM Corp. 102,366 1,394,225
6,329,823
Consumer Staples Distribution & Retail 2.0%
BJ's Wholesale Club Holdings,
Inc.*(a) 60,682 4,330,874
Casey's General Stores, Inc. 16,948 4,601,721
Grocery Outlet Holding Corp.* 42,503 1,226,212
Performance Food Group Co.* 71,235 4,192,892
Sprouts Farmers Market,
Inc.*(a) 45,583 1,950,952
US Foods Holding Corp.* 102,754 4,079,334
20,381,985
Containers & Packaging 1.9%
AptarGroup, Inc. 30,106 3,764,454
Berry Global Group, Inc. 53,723 3,325,991
Crown Holdings, Inc. 55,400 4,901,792
Graphic Packaging Holding
Co. 138,566 3,087,251
Greif, Inc., Class A 11,336 757,358
Silgan Holdings, Inc. 37,913 1,634,429
Sonoco Products Co.(a) 45,397 2,467,327
19,938,602
Diversified Consumer Services 0.9%
Graham Holdings Co., Class B 1,407 820,281
Grand Canyon Education,
Inc.* 13,121 1,533,583
H&R Block, Inc.(a) 70,215 3,023,458
Service Corp. International 69,744 3,985,172
9,362,494
Diversified Telecommunication Services 0.4%
Frontier Communications
Parent, Inc.*(a) 100,080 1,566,252
Common Stocks
Shares Value ($)
Diversified Telecommunication Services
Iridium Communications, Inc. 55,787 2,537,751
4,104,003
Electric Utilities 1.0%
ALLETE, Inc. 26,215 1,384,152
IDACORP, Inc. 22,603 2,116,771
OGE Energy Corp. 95,046 3,167,883
PNM Resources, Inc. 38,925 1,736,444
Portland General Electric Co. 45,420 1,838,602
10,243,852
Electrical Equipment 2.4%
Acuity Brands, Inc. 13,838 2,356,750
EnerSys 18,173 1,720,438
Hubbell, Inc., Class B 24,355 7,633,101
nVent Electric plc 75,111 3,980,132
Regal Rexnord Corp. 30,164 4,309,832
Sensata Technologies Holding
plc(a) 68,107 2,575,807
Sunrun, Inc.*(a) 98,102 1,232,161
Vicor Corp.*(a) 9,905 583,305
24,391,526
Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.* 25,716 3,220,672
Avnet, Inc. 43,051 2,074,628
Belden, Inc. 19,194 1,853,181
Cognex Corp. 76,935 3,265,121
Coherent Corp.*(a) 58,384 1,905,654
Crane NXT Co. 21,804 1,211,648
IPG Photonics Corp.* 13,247 1,345,100
Jabil, Inc.(a) 60,124 7,629,134
Littelfuse, Inc. 11,244 2,780,866
National Instruments Corp. 59,466 3,545,363
Novanta, Inc.* 15,826 2,270,081
TD SYNNEX Corp. 22,700 2,266,822
Vishay Intertechnology, Inc.(a) 58,116 1,436,628
Vontier Corp. 69,899 2,161,277
36,966,175
Energy Equipment & Services 1.2%
ChampionX Corp.(a) 89,594 3,191,338
NOV, Inc. 179,718 3,756,106
Valaris Ltd.*(a) 28,273 2,119,910
Weatherford International
plc*(a) 32,470 2,933,015
12,000,369
Entertainment 0.2%
TKO Group Holdings, Inc. 23,185 1,948,931
Financial Services 1.4%
Essent Group Ltd. 48,492 2,293,187
Euronet Worldwide, Inc.*(a) 21,487 1,705,638
MGIC Investment Corp. 127,847 2,133,766
Voya Financial, Inc. 47,460 3,153,717
Western Union Co. (The) 146,123 1,925,901
WEX, Inc.* 19,765 3,717,599
14,929,808
Food Products 1.2%
Darling Ingredients, Inc.* 72,359 3,777,140
Flowers Foods, Inc. 90,615 2,009,841
Ingredion, Inc. 30,353 2,986,735
Lancaster Colony Corp. 9,087 1,499,628
Pilgrim's Pride Corp.* 19,198 438,290

94 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Food Products
Post Holdings, Inc.*(a) 23,233 1,991,997
12,703,631
Gas Utilities 1.1%
National Fuel Gas Co. 42,160 2,188,526
New Jersey Resources Corp. 44,262 1,798,365
ONE Gas, Inc.(a) 24,889 1,699,421
Southwest Gas Holdings, Inc.
(a) 27,314 1,650,039
Spire, Inc.(a) 23,628 1,336,872
UGI Corp. 98,402 2,263,246
10,936,469
Ground Transportation 2.0%
Avis Budget Group, Inc.* 9,022 1,621,163
Hertz Global Holdings, Inc.*(a) 61,666 755,409
Knight-Swift Transportation
Holdings, Inc., Class A 72,441 3,632,916
Landstar System, Inc.(a) 16,248 2,874,921
Ryder System, Inc. 21,198 2,267,126
Saia, Inc.* 12,090 4,819,679
Werner Enterprises, Inc. 23,304 907,691
XPO, Inc.*(a) 52,584 3,925,921
20,804,826
Health Care Equipment & Supplies 2.7%
Enovis Corp.* 21,118 1,113,552
Envista Holdings Corp.* 73,293 2,043,409
Globus Medical, Inc., Class A* 53,037 2,633,287
Haemonetics Corp.* 22,860 2,047,799
ICU Medical, Inc.* 8,861 1,054,548
Inari Medical, Inc.*(a) 23,007 1,504,658
Integra LifeSciences Holdings
Corp.*(a) 31,441 1,200,732
Lantheus Holdings, Inc.*(a) 30,905 2,147,279
LivaNova plc* 24,350 1,287,628
Masimo Corp.* 20,053 1,758,247
Neogen Corp.* 89,080 1,651,543
Penumbra, Inc.* 17,468 4,225,684
QuidelOrtho Corp.* 22,529 1,645,518
Shockwave Medical, Inc.* 16,663 3,317,603
27,631,487
Health Care Providers & Services 2.2%
Acadia Healthcare Co., Inc.* 41,147 2,893,046
Amedisys, Inc.* 14,568 1,360,651
Chemed Corp. 6,750 3,507,975
Encompass Health Corp. 44,846 3,011,857
HealthEquity, Inc.*(a) 38,991 2,848,293
Option Care Health, Inc.* 81,314 2,630,508
Patterson Cos., Inc. 38,222 1,132,900
Progyny, Inc.* 36,571 1,244,146
R1 RCM, Inc.*(a) 88,734 1,337,221
Tenet Healthcare Corp.* 46,209 3,044,711
23,011,308
Health Care REITs 1.0%
Healthcare Realty Trust, Inc.,
Class A 176,106 2,689,139
Medical Properties Trust, Inc.
(a) 274,431 1,495,649
Omega Healthcare Investors,
Inc. 113,575 3,766,147
Physicians Realty Trust(a) 108,896 1,327,442
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc. 107,997 1,505,478
10,783,855
Health Care Technology 0.1%
Doximity, Inc., Class A*(a) 56,878 1,206,951
Hotel & Resort REITs 0.1%
Park Hotels & Resorts, Inc. 96,422 1,187,919
Hotels, Restaurants & Leisure 3.4%
Aramark 119,533 4,147,795
Boyd Gaming Corp. 31,751 1,931,413
Choice Hotels International,
Inc.(a) 11,479 1,406,292
Churchill Downs, Inc. 30,971 3,593,875
Hilton Grand Vacations, Inc.* 32,885 1,338,420
Light & Wonder, Inc.* 41,826 2,983,449
Marriott Vacations Worldwide
Corp. 15,797 1,589,652
Penn Entertainment, Inc.*(a) 66,607 1,528,631
Planet Fitness, Inc., Class A* 38,333 1,885,217
Texas Roadhouse, Inc., Class
A 30,494 2,930,473
Travel + Leisure Co. 34,614 1,271,372
Vail Resorts, Inc. 17,773 3,943,651
Wendy's Co. (The)(a) 76,699 1,565,427
Wingstop, Inc. 13,495 2,426,941
Wyndham Hotels & Resorts,
Inc. 38,295 2,663,034
35,205,642
Household Durables 1.7%
Helen of Troy Ltd.*(a) 10,657 1,242,180
KB Home 34,702 1,606,009
Leggett & Platt, Inc. 62,568 1,589,853
Taylor Morrison Home Corp.,
Class A* 48,788 2,078,857
Tempur Sealy International,
Inc. 78,933 3,420,956
Toll Brothers, Inc. 50,419 3,728,989
TopBuild Corp.* 14,372 3,615,995
17,282,839
Independent Power and Renewable Electricity Producers
0.7%
Ormat Technologies, Inc.(a) 23,442 1,639,065
Vistra Corp. 157,667 5,231,391
6,870,456
Industrial REITs 1.4%
EastGroup Properties, Inc. 21,059 3,506,955
First Industrial Realty Trust,
Inc. 61,272 2,915,935
Rexford Industrial Realty, Inc.
(a) 95,633 4,719,489
STAG Industrial, Inc.(a) 84,046 2,900,427
14,042,806
Insurance 4.5%
American Financial Group, Inc. 31,824 3,553,786
Brighthouse Financial, Inc.* 27,133 1,327,889
CNO Financial Group, Inc. 46,174 1,095,709
Erie Indemnity Co., Class A 12,010 3,528,418
Fidelity National Financial, Inc. 28,691 1,184,938
First American Financial Corp. 48,350 2,731,292

NVIT Mid Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 95
Common Stocks
Shares Value ($)
Insurance
Hanover Insurance Group, Inc.
(The) 18,097 2,008,405
Kemper Corp. 31,499 1,323,903
Kinsale Capital Group, Inc. 10,459 4,331,386
Old Republic International
Corp. 126,770 3,415,184
Primerica, Inc. 15,683 3,042,659
Reinsurance Group of
America, Inc. 29,234 4,244,484
RenaissanceRe Holdings Ltd. 22,729 4,498,524
RLI Corp. 19,688 2,675,402
Selective Insurance Group,
Inc. 29,479 3,041,348
Unum Group 84,032 4,133,534
46,136,861
Interactive Media & Services 0.3%
Ziff Davis, Inc.* 21,467 1,367,233
ZoomInfo Technologies, Inc.,
Class A* 138,637 2,273,647
3,640,880
IT Services 0.6%
GoDaddy, Inc., Class A* 68,062 5,069,258
Kyndryl Holdings, Inc.* 104,275 1,574,552
6,643,810
Leisure Products 1.1%
Brunswick Corp. 31,866 2,517,414
Mattel, Inc.*(a) 161,157 3,550,289
Polaris, Inc.(a) 24,099 2,509,670
Topgolf Callaway Brands
Corp.*(a) 63,515 879,047
YETI Holdings, Inc.* 39,577 1,908,403
11,364,823
Life Sciences Tools & Services 1.1%
Azenta, Inc.*(a) 27,469 1,378,669
Bruker Corp. 44,913 2,798,080
Medpace Holdings, Inc.* 10,543 2,552,777
Repligen Corp.*(a) 23,511 3,738,484
Sotera Health Co.*(a) 44,124 660,977
11,128,987
Machinery 4.7%
AGCO Corp.(a) 28,480 3,368,614
Chart Industries, Inc.*(a) 19,029 3,218,184
Crane Co. 21,901 1,945,685
Donaldson Co., Inc. 55,389 3,303,400
Esab Corp. 24,875 1,746,723
Flowserve Corp. 59,771 2,377,093
Graco, Inc. 76,590 5,581,879
ITT, Inc. 37,114 3,633,832
Lincoln Electric Holdings, Inc.
(a) 26,056 4,736,720
Middleby Corp. (The)*(a) 24,042 3,077,376
Oshkosh Corp. 29,554 2,820,338
RBC Bearings, Inc.* 13,022 3,048,841
Terex Corp. 30,129 1,736,033
Timken Co. (The) 29,592 2,174,716
Toro Co. (The) 47,169 3,919,744
Watts Water Technologies,
Inc., Class A 11,743 2,029,425
48,718,603
Common Stocks
Shares Value ($)
Marine Transportation 0.2%
Kirby Corp.* 26,672 2,208,442
Media 0.8%
Cable One, Inc.(a) 2,060 1,268,219
New York Times Co. (The),
Class A 74,976 3,089,011
Nexstar Media Group, Inc.,
Class A(a) 15,198 2,178,937
TEGNA, Inc. 93,334 1,359,876
7,896,043
Metals & Mining 2.3%
Alcoa Corp. 81,687 2,373,824
Cleveland-Cliffs, Inc.* 230,487 3,602,512
Commercial Metals Co. 53,237 2,630,440
MP Materials Corp.*(a) 65,715 1,255,157
Reliance Steel & Aluminum
Co. 26,620 6,980,563
Royal Gold, Inc.(a) 29,831 3,171,930
United States Steel Corp.(a) 101,762 3,305,230
Worthington Industries, Inc. 13,693 846,501
24,166,157
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Annaly Capital Management,
Inc.(a) 233,875 4,399,189
Starwood Property Trust, Inc.
(a) 144,500 2,796,075
7,195,264
Multi-Utilities 0.3%
Black Hills Corp. 31,103 1,573,501
Northwestern Energy Group,
Inc. 25,330 1,217,360
2,790,861
Office REITs 0.6%
COPT Defense Properties(a) 50,152 1,195,122
Cousins Properties, Inc.(a) 71,057 1,447,431
Kilroy Realty Corp. 50,437 1,594,314
Vornado Realty Trust(a) 74,104 1,680,679
5,917,546
Oil, Gas & Consumable Fuels 4.7%
Antero Midstream Corp.(a) 157,836 1,890,875
Antero Resources Corp.* 127,721 3,241,559
Chesapeake Energy Corp.(a) 52,046 4,487,927
Chord Energy Corp. 19,155 3,104,451
Civitas Resources, Inc. 38,652 3,125,787
CNX Resources Corp.*(a) 69,987 1,580,307
DT Midstream, Inc. 43,486 2,301,279
Equitrans Midstream Corp. 195,799 1,834,637
HF Sinclair Corp. 66,985 3,813,456
Matador Resources Co.(a) 50,455 3,001,063
Murphy Oil Corp. 66,811 3,029,879
Ovintiv, Inc. 115,031 5,472,025
PBF Energy, Inc., Class A 50,262 2,690,525
Permian Resources Corp.,
Class A(a) 125,893 1,757,466
Range Resources Corp.(a) 108,637 3,520,925
Southwestern Energy Co.* 499,018 3,218,666
48,070,827
Paper & Forest Products 0.2%
Louisiana-Pacific Corp. 29,794 1,646,714

96 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Personal Care Products 0.4%
BellRing Brands, Inc.* 60,203 2,482,170
Coty, Inc., Class A*(a) 162,744 1,785,301
4,267,471
Pharmaceuticals 0.5%
Jazz Pharmaceuticals plc* 28,356 3,670,401
Perrigo Co. plc 60,531 1,933,965
5,604,366
Professional Services 3.1%
ASGN, Inc.* 22,305 1,821,873
CACI International, Inc., Class
A* 10,244 3,215,899
Concentrix Corp. 19,997 1,601,960
ExlService Holdings, Inc.* 75,310 2,111,692
Exponent, Inc.(a) 22,835 1,954,676
FTI Consulting, Inc.* 15,298 2,729,316
Genpact Ltd. 76,485 2,768,757
Insperity, Inc. 16,589 1,619,086
KBR, Inc. 62,318 3,673,023
ManpowerGroup, Inc. 23,705 1,738,051
Maximus, Inc. 27,602 2,061,317
Paylocity Holding Corp.* 19,722 3,583,487
Science Applications
International Corp. 24,713 2,608,210
31,487,347
Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.* 22,135 3,125,019
Residential REITs 0.9%
Apartment Income REIT Corp.,
Class A 70,138 2,153,237
Equity LifeStyle Properties,
Inc.(a) 85,731 5,461,922
Independence Realty Trust,
Inc.(a) 103,392 1,454,725
9,069,884
Retail REITs 1.2%
Agree Realty Corp. 44,687 2,468,510
Brixmor Property Group, Inc.
(a) 140,898 2,927,860
Kite Realty Group Trust(a) 100,187 2,146,006
NNN REIT, Inc. 85,549 3,023,302
Spirit Realty Capital, Inc.(a) 69,634 2,334,828
12,900,506
Semiconductors & Semiconductor Equipment 2.3%
Allegro MicroSystems, Inc.* 31,910 1,019,205
Amkor Technology, Inc. 48,006 1,084,936
Cirrus Logic, Inc.* 24,511 1,812,834
Lattice Semiconductor
Corp.*(a) 62,605 5,379,648
MACOM Technology Solutions
Holdings, Inc.* 24,278 1,980,599
MKS Instruments, Inc. 28,663 2,480,496
Power Integrations, Inc.(a) 25,768 1,966,356
Silicon Laboratories, Inc.* 14,216 1,647,492
Synaptics, Inc.* 17,902 1,601,155
Universal Display Corp. 19,681 3,089,720
Wolfspeed, Inc.*(a) 56,121 2,138,210
24,200,651
Software 2.9%
ACI Worldwide, Inc.* 47,558 1,072,909
Common Stocks
Shares Value ($)
Software
Aspen Technology, Inc.* 12,922 2,639,448
Blackbaud, Inc.* 19,823 1,393,953
CommVault Systems, Inc.* 19,663 1,329,415
Dolby Laboratories, Inc., Class
A 27,958 2,215,951
Dropbox, Inc., Class A*(a) 119,725 3,260,112
Dynatrace, Inc.* 109,219 5,103,804
Envestnet, Inc.*(a) 22,446 988,297
Manhattan Associates, Inc.*(a) 28,203 5,574,605
NCR Corp.*(a) 60,621 1,634,948
Qualys, Inc.*(a) 16,945 2,584,960
Teradata Corp.* 44,641 2,009,738
29,808,140
Specialized REITs 1.9%
CubeSmart 104,010 3,965,901
EPR Properties 38,911 1,616,363
Gaming and Leisure
Properties, Inc. 118,819 5,412,205
Lamar Advertising Co., Class A 42,015 3,506,992
National Storage Affiliates
Trust 39,104 1,241,161
PotlatchDeltic Corp. 36,862 1,673,166
Rayonier, Inc. 63,051 1,794,432
19,210,220
Specialty Retail 2.8%
AutoNation, Inc.* 12,259 1,856,013
Dick's Sporting Goods, Inc.(a) 28,158 3,057,396
Five Below, Inc.* 24,842 3,997,078
GameStop Corp., Class A*(a) 119,550 1,967,793
Gap, Inc. (The)(a) 96,167 1,022,255
Lithia Motors, Inc., Class A 12,562 3,709,935
Murphy USA, Inc. 8,834 3,018,843
Penske Automotive Group,
Inc. 8,926 1,491,178
RH*(a) 6,942 1,835,187
Valvoline, Inc. 62,571 2,017,289
Williams-Sonoma, Inc.(a) 29,428 4,573,111
28,546,078
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.* 20,650 5,662,643
Textiles, Apparel & Luxury Goods 1.9%
Capri Holdings Ltd.* 52,805 2,778,071
Carter's, Inc.(a) 15,889 1,098,724
Columbia Sportswear Co.(a) 16,171 1,198,271
Crocs, Inc.*(a) 27,970 2,467,793
Deckers Outdoor Corp.* 11,852 6,092,995
PVH Corp. 28,239 2,160,566
Skechers USA, Inc., Class A* 59,845 2,929,413
Under Armour, Inc., Class A* 89,691 614,383
Under Armour, Inc., Class
C*(a) 84,611 539,818
19,880,034
Trading Companies & Distributors 1.2%
GATX Corp. 15,296 1,664,664
MSC Industrial Direct Co., Inc.,
Class A 21,290 2,089,613
Watsco, Inc. 15,432 5,828,975
WESCO International, Inc. 20,135 2,895,816
12,479,068

NVIT Mid Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 97
Common Stocks
Shares Value ($)
Water Utilities 0.4%
Essential Utilities, Inc. 109,671 3,765,005
Total Common Stocks
(cost $727,374,869) 1,024,408,039
Repurchase Agreements 2.6%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,209, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $5,100,000.(b) 5,000,000 5,000,000
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$5,002,209, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $5,100,006.(b) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$3,797,405, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$3,871,636.(b) 3,795,722 3,795,722
MetLife, Inc.,
5.31%, dated
9/29/2023, due
10/2/2023, repurchase
price $10,004,425,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 5/15/2046;
total market value
$10,205,589.(b) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
5.33%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$3,001,333, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 8.00%, maturing
10/5/2023 - 5/20/2073;
total market value
$3,060,000.(b) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $26,795,722) 26,795,722
Total Investments
(cost $754,170,591) — 102.0% 1,051,203,761
Liabilities in excess of other assets — (2.0)% (20,281,940)
NET ASSETS — 100.0%
$ 1,030,921,821
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $137,461,519, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $26,795,722 and by
$114,659,396 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $141,455,118.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$26,795,722.
REIT Real Estate Investment Trust

98 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 23 12/2023 USD 5,796,920 (164,449)
Net contracts (164,449)
As of September 30, 2023, the Fund had $362,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT Mid Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 99
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

100 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Mid Cap Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,024,408,039 $ – $ – $ 1,024,408,039
Repurchase Agreements – 26,795,722 – 26,795,722
Total Assets $ 1,024,408,039 $ 26,795,722 $ – $ 1,051,203,761
Liabilities:
Futures Contracts $ (164,449) $ – $ – $ (164,449)
Total Liabilities $ (164,449) $ – $ – $ (164,449)
Total $ 1,024,243,590 $ 26,795,722 $ – $ 1,051,039,312

NVIT Mid Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 101
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (164,449)
Total $ (164,449)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

102 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks 99.3%
Shares Value ($)
Aerospace & Defense 1.5%
Axon Enterprise, Inc.* 5,840 1,162,102
Boeing Co. (The)* 45,564 8,733,708
General Dynamics Corp. 18,256 4,034,028
Howmet Aerospace, Inc. 29,764 1,376,585
Huntington Ingalls Industries,
Inc. 3,089 631,948
L3Harris Technologies, Inc. 15,137 2,635,654
Lockheed Martin Corp. 17,896 7,318,748
Northrop Grumman Corp. 11,454 5,041,936
RTX Corp. 116,537 8,387,168
Textron, Inc. 15,882 1,241,020
TransDigm Group, Inc.* 4,425 3,730,850
44,293,747
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc. 9,253 796,961
Expeditors International of
Washington, Inc. 11,733 1,344,954
FedEx Corp. 18,510 4,903,669
United Parcel Service, Inc.,
Class B 58,226 9,075,686
16,121,270
Automobile Components 0.1%
Aptiv plc* 21,479 2,117,614
BorgWarner, Inc. 18,583 750,196
2,867,810
Automobiles 2.2%
Ford Motor Co. 316,983 3,936,929
General Motors Co. 110,328 3,637,514
Tesla, Inc.* 221,423 55,404,463
62,978,906
Banks 3.0%
Bank of America Corp. 528,944 14,482,487
Citigroup, Inc. 154,414 6,351,048
Citizens Financial Group, Inc. 37,871 1,014,943
Comerica, Inc. 11,533 479,196
Fifth Third Bancorp 55,130 1,396,443
Huntington Bancshares, Inc. 119,684 1,244,714
JPMorgan Chase & Co. 233,027 33,793,576
KeyCorp 73,991 796,143
M&T Bank Corp. 13,604 1,720,226
PNC Financial Services
Group, Inc. (The) 31,890 3,915,135
Regions Financial Corp. 78,252 1,345,934
Truist Financial Corp. 108,335 3,099,464
US Bancorp 124,847 4,127,442
Wells Fargo & Co. 293,383 11,987,629
Zions Bancorp NA 12,644 441,149
86,195,529
Beverages 1.6%
Brown-Forman Corp., Class B 14,174 817,698
Coca-Cola Co. (The) 312,056 17,468,895
Constellation Brands, Inc.,
Class A 13,090 3,289,910
Keurig Dr Pepper, Inc. 80,669 2,546,720
Molson Coors Beverage Co.,
Class B(a) 14,728 936,554
Monster Beverage Corp.* 59,637 3,157,779
PepsiCo, Inc. 110,382 18,703,126
46,920,682
Common Stocks
Shares Value ($)
Biotechnology 2.1%
AbbVie, Inc. 141,532 21,096,760
Amgen, Inc. 43,052 11,570,656
Biogen, Inc.* 11,563 2,971,807
Gilead Sciences, Inc. 99,815 7,480,136
Incyte Corp.* 14,429 833,563
Moderna, Inc.* 26,145 2,700,517
Regeneron Pharmaceuticals,
Inc.* 8,559 7,043,715
Vertex Pharmaceuticals, Inc.* 20,629 7,173,528
60,870,682
Broadline Retail 3.3%
Amazon.com, Inc.* 728,057 92,550,606
eBay, Inc. 43,899 1,935,507
Etsy, Inc.*(a) 10,021 647,156
95,133,269
Building Products 0.4%
A O Smith Corp. 10,396 687,487
Allegion plc(a) 6,908 719,814
Carrier Global Corp. 67,617 3,732,458
Johnson Controls International
plc 55,348 2,945,067
Masco Corp. 17,770 949,807
Trane Technologies plc(a) 18,434 3,740,443
12,775,076
Capital Markets 2.8%
Ameriprise Financial, Inc. 8,405 2,770,960
Bank of New York Mellon
Corp. (The) 62,447 2,663,365
BlackRock, Inc. 11,254 7,275,598
Blackstone, Inc. 56,912 6,097,552
Cboe Global Markets, Inc. 8,309 1,297,949
Charles Schwab Corp. (The) 119,235 6,546,001
CME Group, Inc. 28,910 5,788,360
FactSet Research Systems,
Inc. 2,979 1,302,598
Franklin Resources, Inc. 21,735 534,246
Goldman Sachs Group, Inc.
(The) 26,435 8,553,573
Intercontinental Exchange, Inc. 45,111 4,963,112
Invesco Ltd. 35,513 515,649
MarketAxess Holdings, Inc. 2,947 629,597
Moody's Corp. 12,703 4,016,308
Morgan Stanley 102,306 8,355,331
MSCI, Inc., Class A 6,395 3,281,147
Nasdaq, Inc.(a) 27,015 1,312,659
Northern Trust Corp. 16,939 1,176,922
Raymond James Financial,
Inc. 14,903 1,496,708
S&P Global, Inc. 26,092 9,534,278
State Street Corp. 25,550 1,710,828
T. Rowe Price Group, Inc.(a) 17,905 1,877,697
81,700,438
Chemicals 1.7%
Air Products & Chemicals, Inc. 17,825 5,051,605
Albemarle Corp.(a) 9,540 1,622,182
Celanese Corp., Class A(a) 7,782 976,797
CF Industries Holdings, Inc. 15,556 1,333,771
Corteva, Inc. 56,358 2,883,275
Dow, Inc. 56,275 2,901,539
DuPont de Nemours, Inc. 36,518 2,723,878

NVIT S&P 500 Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 103
Common Stocks
Shares Value ($)
Chemicals
Eastman Chemical Co. 9,702 744,337
Ecolab, Inc. 20,183 3,419,000
FMC Corp. 9,785 655,301
International Flavors &
Fragrances, Inc. 20,320 1,385,214
Linde plc 39,126 14,568,566
LyondellBasell Industries NV,
Class A 20,385 1,930,460
Mosaic Co. (The) 27,086 964,262
PPG Industries, Inc. 18,713 2,428,947
Sherwin-Williams Co. (The) 18,796 4,793,920
48,383,054
Commercial Services & Supplies 0.5%
Cintas Corp. 7,005 3,369,475
Copart, Inc.* 69,858 3,010,181
Republic Services, Inc., Class
A 16,655 2,373,504
Rollins, Inc. 20,723 773,590
Waste Management, Inc. 29,864 4,552,468
14,079,218
Communications Equipment 0.9%
Arista Networks, Inc.* 19,935 3,666,645
Cisco Systems, Inc. 326,762 17,566,725
F5, Inc.* 4,653 749,784
Juniper Networks, Inc. 25,273 702,337
Motorola Solutions, Inc. 13,437 3,658,089
26,343,580
Construction & Engineering 0.1%
Quanta Services, Inc.(a) 11,813 2,209,858
Construction Materials 0.1%
Martin Marietta Materials, Inc. 5,034 2,066,356
Vulcan Materials Co. 10,674 2,156,362
4,222,718
Consumer Finance 0.4%
American Express Co. 46,652 6,960,012
Capital One Financial Corp. 30,335 2,944,012
Discover Financial Services 20,042 1,736,238
Synchrony Financial 33,211 1,015,260
12,655,522
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp. 35,534 20,075,289
Dollar General Corp. 18,025 1,907,045
Dollar Tree, Inc.* 16,473 1,753,551
Kroger Co. (The) 53,557 2,396,676
Sysco Corp. 40,300 2,661,815
Target Corp. 37,241 4,117,737
Walgreens Boots Alliance, Inc.
(a) 56,545 1,257,561
Walmart, Inc. 114,441 18,302,549
52,472,223
Containers & Packaging 0.2%
Amcor plc 119,712 1,096,562
Avery Dennison Corp. 6,432 1,174,933
Ball Corp.(a) 25,343 1,261,575
International Paper Co. 28,336 1,005,078
Packaging Corp. of America(a) 7,387 1,134,274
Sealed Air Corp. 11,676 383,673
Common Stocks
Shares Value ($)
Containers & Packaging
Westrock Co. 21,091 755,058
6,811,153
Distributors 0.1%
Genuine Parts Co. 11,452 1,653,440
LKQ Corp. 20,865 1,033,026
Pool Corp.(a) 3,151 1,122,071
3,808,537
Diversified Telecommunication Services 0.7%
AT&T, Inc. 576,014 8,651,730
Verizon Communications, Inc. 336,085 10,892,515
19,544,245
Electric Utilities 1.6%
Alliant Energy Corp.(a) 20,588 997,489
American Electric Power Co.,
Inc. 41,297 3,106,360
Constellation Energy Corp.(a) 26,104 2,847,424
Duke Energy Corp. 61,506 5,428,520
Edison International 30,450 1,927,180
Entergy Corp. 17,037 1,575,923
Evergy, Inc. 19,154 971,108
Eversource Energy 28,047 1,630,933
Exelon Corp. 79,018 2,986,090
FirstEnergy Corp. 41,378 1,414,300
NextEra Energy, Inc. 163,033 9,340,161
NRG Energy, Inc. 19,142 737,350
PG&E Corp.* 167,688 2,704,807
Pinnacle West Capital Corp. 8,702 641,163
PPL Corp.(a) 59,081 1,391,948
Southern Co. (The) 87,857 5,686,105
Xcel Energy, Inc. 44,080 2,522,258
45,909,119
Electrical Equipment 0.6%
AMETEK, Inc. 18,810 2,779,366
Eaton Corp. plc 32,116 6,849,700
Emerson Electric Co. 45,548 4,398,570
Generac Holdings, Inc.* 4,937 537,936
Rockwell Automation, Inc. 9,164 2,619,713
17,185,285
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A 48,315 4,057,977
CDW Corp. 10,979 2,215,123
Corning, Inc. 61,372 1,870,005
Keysight Technologies, Inc.* 14,078 1,862,660
TE Connectivity Ltd. 25,288 3,123,827
Teledyne Technologies, Inc.* 3,780 1,544,432
Trimble, Inc.* 19,664 1,059,103
Zebra Technologies Corp.,
Class A* 4,170 986,330
16,719,457
Energy Equipment & Services 0.4%
Baker Hughes Co., Class A 80,226 2,833,583
Halliburton Co. 71,286 2,887,083
Schlumberger NV 113,451 6,614,193
12,334,859
Entertainment 1.3%
Activision Blizzard, Inc. 57,726 5,404,885
Electronic Arts, Inc. 19,768 2,380,067
Live Nation Entertainment,
Inc.* 10,894 904,638

104 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Netflix, Inc.* 35,534 13,417,638
Take-Two Interactive Software,
Inc.* 12,981 1,822,403
Walt Disney Co. (The)* 147,231 11,933,073
Warner Bros Discovery,
Inc.*(a) 178,895 1,942,800
37,805,504
Financial Services 4.3%
Berkshire Hathaway, Inc.,
Class B* 146,234 51,225,770
Fidelity National Information
Services, Inc. 47,797 2,641,740
Fiserv, Inc.* 48,883 5,521,824
FleetCor Technologies, Inc.* 6,037 1,541,488
Global Payments, Inc. 20,821 2,402,535
Jack Henry & Associates, Inc. 5,685 859,231
Mastercard, Inc., Class A 66,716 26,413,531
PayPal Holdings, Inc.* 88,047 5,147,228
Visa, Inc., Class A(a) 128,842 29,634,948
125,388,295
Food Products 1.0%
Archer-Daniels-Midland Co. 42,797 3,227,750
Bunge Ltd.(a) 11,960 1,294,670
Campbell Soup Co.(a) 15,564 639,369
Conagra Brands, Inc. 39,142 1,073,274
General Mills, Inc. 46,751 2,991,597
Hershey Co. (The) 11,776 2,356,142
Hormel Foods Corp.(a) 23,374 888,913
J M Smucker Co. (The) 8,188 1,006,387
Kellogg Co. 20,712 1,232,571
Kraft Heinz Co. (The) 64,275 2,162,211
Lamb Weston Holdings, Inc. 11,972 1,106,931
McCormick & Co., Inc.
(Non-Voting) 20,041 1,515,901
Mondelez International, Inc.,
Class A 109,763 7,617,552
Tyson Foods, Inc., Class A 22,538 1,137,944
28,251,212
Gas Utilities 0.0%
†
Atmos Energy Corp.(a) 11,460 1,213,958
Ground Transportation 0.8%
CSX Corp. 162,449 4,995,307
JB Hunt Transport Services,
Inc. 6,495 1,224,437
Norfolk Southern Corp. 18,056 3,555,768
Old Dominion Freight Line, Inc. 7,176 2,935,989
Union Pacific Corp. 48,734 9,923,704
22,635,205
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 139,151 13,476,774
Align Technology, Inc.* 5,700 1,740,324
Baxter International, Inc. 40,571 1,531,149
Becton Dickinson & Co. 22,926 5,927,059
Boston Scientific Corp.* 115,839 6,116,299
Cooper Cos., Inc. (The) 4,033 1,282,534
Dentsply Sirona, Inc. 16,794 573,683
Dexcom, Inc.*(a) 30,963 2,888,848
Edwards Lifesciences Corp.* 49,201 3,408,645
GE HealthCare Technologies,
Inc.(a) 31,506 2,143,668
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Hologic, Inc.* 19,456 1,350,246
IDEXX Laboratories, Inc.* 6,623 2,896,039
Insulet Corp.* 5,547 884,691
Intuitive Surgical, Inc.* 28,233 8,252,224
Medtronic plc 107,196 8,399,879
ResMed, Inc. 11,726 1,733,924
STERIS plc 8,069 1,770,500
Stryker Corp. 27,221 7,438,683
Teleflex, Inc. 3,968 779,355
Zimmer Biomet Holdings, Inc. 16,749 1,879,573
74,474,097
Health Care Providers & Services 3.0%
Cardinal Health, Inc. 20,629 1,791,010
Cencora, Inc. 13,242 2,383,163
Centene Corp.* 43,902 3,023,970
Cigna Group (The) 23,809 6,811,041
CVS Health Corp. 102,371 7,147,543
DaVita, Inc.*(a) 4,450 420,658
Elevance Health, Inc. 18,820 8,194,604
HCA Healthcare, Inc. 16,139 3,969,871
Henry Schein, Inc.* 10,876 807,543
Humana, Inc. 9,962 4,846,712
Laboratory Corp. of America
Holdings 7,115 1,430,471
McKesson Corp. 10,916 4,746,823
Molina Healthcare, Inc.* 4,605 1,509,933
Quest Diagnostics, Inc. 8,749 1,066,153
UnitedHealth Group, Inc. 74,277 37,449,721
Universal Health Services,
Inc., Class B 5,277 663,477
86,262,693
Health Care REITs 0.2%
Healthpeak Properties, Inc. 46,064 845,735
Ventas, Inc.(a) 31,831 1,341,040
Welltower, Inc. 41,595 3,407,462
5,594,237
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts, Inc. 55,189 886,887
Hotels, Restaurants & Leisure 2.1%
Airbnb, Inc., Class A*(a) 34,188 4,690,935
Booking Holdings, Inc.* 2,862 8,826,265
Caesars Entertainment, Inc.* 17,288 801,299
Carnival Corp.*(a) 82,742 1,135,220
Chipotle Mexican Grill, Inc.,
Class A* 2,223 4,072,158
Darden Restaurants, Inc. 9,472 1,356,580
Domino's Pizza, Inc. 2,875 1,089,021
Expedia Group, Inc.* 11,053 1,139,233
Hilton Worldwide Holdings,
Inc. 21,088 3,166,996
Las Vegas Sands Corp. 26,419 1,211,047
Marriott International, Inc.,
Class A 20,088 3,948,497
McDonald's Corp. 58,436 15,394,380
MGM Resorts International(a) 22,509 827,431
Norwegian Cruise Line
Holdings Ltd.*(a) 32,777 540,165
Royal Caribbean Cruises
Ltd.*(a) 18,898 1,741,262
Starbucks Corp. 91,434 8,345,181

NVIT S&P 500 Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 105
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Wynn Resorts Ltd. 8,098 748,336
Yum! Brands, Inc. 22,452 2,805,153
61,839,159
Household Durables 0.3%
DR Horton, Inc. 24,217 2,602,601
Garmin Ltd. 11,862 1,247,882
Lennar Corp., Class A 20,229 2,270,301
Mohawk Industries, Inc.* 4,471 383,656
NVR, Inc.* 243 1,449,082
PulteGroup, Inc. 18,201 1,347,784
Whirlpool Corp.(a) 4,470 597,639
9,898,945
Household Products 1.3%
Church & Dwight Co., Inc. 19,779 1,812,350
Clorox Co. (The) 10,019 1,313,090
Colgate-Palmolive Co. 66,032 4,695,535
Kimberly-Clark Corp. 27,228 3,290,504
Procter & Gamble Co. (The) 189,023 27,570,895
38,682,374
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) 54,846 833,659
Industrial Conglomerates 0.8%
3M Co. 44,691 4,183,971
General Electric Co. 87,203 9,640,292
Honeywell International, Inc. 53,184 9,825,212
23,649,475
Industrial REITs 0.3%
Prologis, Inc. 74,406 8,349,097
Insurance 2.2%
Aflac, Inc. 43,348 3,326,959
Allstate Corp. (The) 20,891 2,327,466
American International Group,
Inc. 57,085 3,459,351
Aon plc, Class A 16,267 5,274,087
Arch Capital Group Ltd.* 29,978 2,389,546
Arthur J Gallagher & Co. 17,438 3,974,643
Assurant, Inc. 4,031 578,771
Brown & Brown, Inc. 19,318 1,349,169
Chubb Ltd. 33,146 6,900,334
Cincinnati Financial Corp. 12,556 1,284,353
Everest Group Ltd. 3,455 1,284,120
Globe Life, Inc. 7,116 773,723
Hartford Financial Services
Group, Inc. (The) 24,388 1,729,353
Loews Corp. 14,434 913,817
Marsh & McLennan Cos., Inc. 39,404 7,498,581
MetLife, Inc. 50,653 3,186,580
Principal Financial Group, Inc. 18,084 1,303,314
Progressive Corp. (The) 47,165 6,570,085
Prudential Financial, Inc. 29,245 2,775,058
Travelers Cos., Inc. (The) 18,344 2,995,759
W R Berkley Corp. 16,265 1,032,665
Willis Towers Watson plc(a) 8,405 1,756,309
62,684,043
Interactive Media & Services 5.9%
Alphabet, Inc., Class A* 475,743 62,255,729
Alphabet, Inc., Class C* 404,688 53,358,113
Match Group, Inc.*(a) 22,017 862,516
Common Stocks
Shares Value ($)
Interactive Media & Services
Meta Platforms, Inc., Class A* 178,239 53,509,130
169,985,488
IT Services 1.2%
Accenture plc, Class A 50,581 15,533,931
Akamai Technologies, Inc.*(a) 12,450 1,326,423
Cognizant Technology
Solutions Corp., Class A 40,742 2,759,863
DXC Technology Co.*(a) 14,903 310,429
EPAM Systems, Inc.*(a) 4,639 1,186,146
Gartner, Inc.* 6,393 2,196,699
International Business
Machines Corp. 73,164 10,264,909
VeriSign, Inc.* 7,137 1,445,457
35,023,857
Leisure Products 0.0%
†
Hasbro, Inc. 10,037 663,847
Life Sciences Tools & Services 1.5%
Agilent Technologies, Inc. 23,472 2,624,639
Bio-Rad Laboratories, Inc.,
Class A* 1,681 602,554
Bio-Techne Corp. 13,140 894,440
Charles River Laboratories
International, Inc.*(a) 3,999 783,724
Danaher Corp. 52,693 13,073,133
Illumina, Inc.* 12,978 1,781,620
IQVIA Holdings, Inc.* 14,789 2,909,736
Mettler-Toledo International,
Inc.* 1,763 1,953,527
Revvity, Inc.(a) 9,805 1,085,414
Thermo Fisher Scientific, Inc. 30,903 15,642,172
Waters Corp.* 4,702 1,289,335
West Pharmaceutical
Services, Inc. 5,972 2,240,754
44,881,048
Machinery 1.8%
Caterpillar, Inc. 40,906 11,167,338
Cummins, Inc. 11,255 2,571,317
Deere & Co. 21,771 8,215,940
Dover Corp. 11,158 1,556,653
Fortive Corp.(a) 28,838 2,138,626
IDEX Corp. 5,921 1,231,687
Illinois Tool Works, Inc. 21,890 5,041,486
Ingersoll Rand, Inc. 32,953 2,099,765
Nordson Corp. 4,354 971,682
Otis Worldwide Corp. 33,411 2,683,237
PACCAR, Inc. 42,053 3,575,346
Parker-Hannifin Corp. 10,319 4,019,457
Pentair plc 12,775 827,181
Snap-on, Inc. 4,202 1,071,762
Stanley Black & Decker, Inc. 12,256 1,024,357
Westinghouse Air Brake
Technologies Corp. 14,500 1,540,915
Xylem, Inc. 19,640 1,787,829
51,524,578
Media 0.8%
Charter Communications, Inc.,
Class A* 8,161 3,589,371
Comcast Corp., Class A 330,020 14,633,087
Fox Corp., Class A 20,342 634,670
Fox Corp., Class B 9,417 271,963

106 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media
Interpublic Group of Cos., Inc.
(The) 30,709 880,120
News Corp., Class A(a) 30,655 614,940
News Corp., Class B(a) 9,114 190,209
Omnicom Group, Inc. 16,409 1,222,142
Paramount Global, Class B(a) 39,422 508,544
22,545,046
Metals & Mining 0.4%
Freeport-McMoRan, Inc. 115,484 4,306,398
Newmont Corp. 64,859 2,396,540
Nucor Corp. 19,797 3,095,261
Steel Dynamics, Inc. 12,359 1,325,132
11,123,331
Multi-Utilities 0.7%
Ameren Corp.(a) 20,710 1,549,729
CenterPoint Energy, Inc. 49,346 1,324,940
CMS Energy Corp. 23,400 1,242,774
Consolidated Edison, Inc. 27,482 2,350,536
Dominion Energy, Inc. 68,014 3,038,185
DTE Energy Co.(a) 16,607 1,648,743
NiSource, Inc. 32,080 791,735
Public Service Enterprise
Group, Inc. 39,764 2,262,969
Sempra 51,224 3,484,769
WEC Energy Group, Inc. 25,835 2,081,009
19,775,389
Office REITs 0.1%
Alexandria Real Estate
Equities, Inc. 12,836 1,284,883
Boston Properties, Inc. 10,893 647,916
1,932,799
Oil, Gas & Consumable Fuels 4.3%
APA Corp. 25,361 1,042,337
Chevron Corp. 142,271 23,989,736
ConocoPhillips 96,022 11,503,436
Coterra Energy, Inc. 62,751 1,697,415
Devon Energy Corp. 50,810 2,423,637
Diamondback Energy, Inc. 14,714 2,278,904
EOG Resources, Inc. 46,535 5,898,777
EQT Corp.(a) 28,861 1,171,179
Exxon Mobil Corp. 320,999 37,743,062
Hess Corp. 21,958 3,359,574
Kinder Morgan, Inc. 156,594 2,596,329
Marathon Oil Corp. 50,475 1,350,206
Marathon Petroleum Corp. 32,062 4,852,263
Occidental Petroleum Corp.(a) 53,204 3,451,875
ONEOK, Inc. 46,113 2,924,948
Phillips 66 35,706 4,290,076
Pioneer Natural Resources
Co. 18,560 4,260,448
Targa Resources Corp. 17,685 1,515,958
Valero Energy Corp. 28,272 4,006,425
Williams Cos., Inc. (The) 96,915 3,265,066
123,621,651
Passenger Airlines 0.2%
Alaska Air Group, Inc.* 9,760 361,901
American Airlines Group,
Inc.*(a) 54,960 704,038
Delta Air Lines, Inc. 51,575 1,908,275
Southwest Airlines Co. 47,487 1,285,473
Common Stocks
Shares Value ($)
Passenger Airlines
United Airlines Holdings, Inc.* 26,375 1,115,662
5,375,349
Personal Care Products 0.2%
Estee Lauder Cos., Inc. (The),
Class A 18,586 2,686,606
Kenvue, Inc. 138,819 2,787,486
5,474,092
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co. 167,517 9,722,687
Catalent, Inc.* 14,088 641,427
Eli Lilly & Co. 63,941 34,344,629
Johnson & Johnson 193,089 30,073,612
Merck & Co., Inc. 203,473 20,947,545
Organon & Co. 19,612 340,464
Pfizer, Inc. 452,223 15,000,237
Viatris, Inc. 95,453 941,167
Zoetis, Inc., Class A 37,173 6,467,358
118,479,126
Professional Services 0 .8%
Automatic Data Processing,
Inc. 33,018 7,943,471
Broadridge Financial
Solutions, Inc. 9,563 1,712,255
Ceridian HCM Holding, Inc.*(a) 12,072 819,085
Equifax, Inc. 10,078 1,846,088
Jacobs Solutions, Inc. 10,022 1,368,003
Leidos Holdings, Inc. 10,902 1,004,728
Paychex, Inc. 25,464 2,936,763
Paycom Software, Inc.(a) 3,785 981,337
Robert Half, Inc. 8,760 641,933
Verisk Analytics, Inc., Class A 11,569 2,733,061
21,986,724
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A* 24,579 1,815,405
CoStar Group, Inc.* 33,307 2,560,975
4,376,380
Residential REITs 0.3%
AvalonBay Communities, Inc. 11,456 1,967,453
Camden Property Trust 8,878 839,681
Equity Residential 26,995 1,584,877
Essex Property Trust, Inc. 5,368 1,138,499
Invitation Homes, Inc. 45,246 1,433,846
Mid-America Apartment
Communities, Inc. 9,438 1,214,199
UDR, Inc. 24,803 884,723
9,063,278
Retail REITs 0.3%
Federal Realty Investment
Trust 6,116 554,293
Kimco Realty Corp. 51,548 906,729
Realty Income Corp.(a) 56,835 2,838,340
Regency Centers Corp. 11,754 698,658
Simon Property Group, Inc. 26,170 2,827,145
7,825,165
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices, Inc.* 129,751 13,340,998
Analog Devices, Inc. 40,207 7,039,844
Applied Materials, Inc. 67,336 9,322,669
Broadcom, Inc. 33,092 27,485,553

NVIT S&P 500 Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 107
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Enphase Energy, Inc.*(a) 10,820 1,300,023
First Solar, Inc.* 7,880 1,273,329
Intel Corp. 336,069 11,947,253
KLA Corp. 11,039 5,063,148
Lam Research Corp. 10,689 6,699,545
Microchip Technology, Inc. 43,775 3,416,639
Micron Technology, Inc. 88,178 5,998,749
Monolithic Power Systems,
Inc. 3,717 1,717,254
NVIDIA Corp. 198,059 86,153,684
NXP Semiconductors NV 20,826 4,163,534
ON Semiconductor Corp.* 35,027 3,255,760
Qorvo, Inc.* 8,062 769,679
QUALCOMM, Inc. 89,758 9,968,523
Skyworks Solutions, Inc.(a) 12,928 1,274,572
SolarEdge Technologies, Inc.* 4,443 575,413
Teradyne, Inc.(a) 12,154 1,220,991
Texas Instruments, Inc. 73,132 11,628,719
213,615,879
Software 10.0%
Adobe, Inc.* 36,549 18,636,335
ANSYS, Inc.* 7,036 2,093,562
Autodesk, Inc.* 17,289 3,577,267
Cadence Design Systems,
Inc.* 21,839 5,116,878
Fair Isaac Corp.* 2,005 1,741,403
Fortinet, Inc.* 52,510 3,081,287
Gen Digital, Inc. 45,482 804,122
Intuit, Inc. 22,457 11,474,180
Microsoft Corp. 595,762 188,111,851
Oracle Corp. 126,234 13,370,705
Palo Alto Networks, Inc.* 24,532 5,751,282
PTC, Inc.* 8,805 1,247,492
Roper Technologies, Inc. 8,523 4,127,518
Salesforce, Inc.* 78,101 15,837,321
ServiceNow, Inc.* 16,416 9,175,887
Synopsys, Inc.* 12,207 5,602,647
Tyler Technologies, Inc.* 3,409 1,316,351
291,066,088
Specialized REITs 1.0%
American Tower Corp. 37,551 6,175,262
Crown Castle, Inc. 34,810 3,203,564
Digital Realty Trust, Inc. 23,206 2,808,390
Equinix, Inc. 7,535 5,472,369
Extra Space Storage, Inc. 17,011 2,068,197
Iron Mountain, Inc.(a) 23,713 1,409,738
Public Storage 12,600 3,320,352
SBA Communications Corp.,
Class A 8,899 1,781,313
VICI Properties, Inc., Class
A(a) 80,914 2,354,598
Weyerhaeuser Co. 59,614 1,827,765
30,421,548
Specialty Retail 2.0%
AutoZone, Inc.* 1,456 3,698,225
Bath & Body Works, Inc. 19,150 647,270
Best Buy Co., Inc. 15,770 1,095,542
CarMax, Inc.* 12,857 909,376
Home Depot, Inc. (The) 80,617 24,359,233
Lowe's Cos., Inc. 46,987 9,765,778
Common Stocks
Shares Value ($)
Specialty Retail
O'Reilly Automotive, Inc.* 4,843 4,401,609
Ross Stores, Inc. 27,225 3,075,064
TJX Cos., Inc. (The) 92,412 8,213,579
Tractor Supply Co.(a) 8,826 1,792,119
Ulta Beauty, Inc.* 4,010 1,601,794
59,559,589
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 1,178,426 201,758,316
Hewlett Packard Enterprise
Co. 105,489 1,832,344
HP, Inc. 71,190 1,829,583
NetApp, Inc. 17,340 1,315,759
Seagate Technology Holdings
plc(a) 15,377 1,014,113
Western Digital Corp.* 25,419 1,159,869
208,909,984
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc., Class B 98,234 9,393,135
Ralph Lauren Corp., Class A 3,037 352,566
Tapestry, Inc. 19,167 551,051
VF Corp.(a) 25,696 454,048
10,750,800
Tobacco 0.6%
Altria Group, Inc. 142,967 6,011,762
Philip Morris International, Inc. 124,112 11,490,289
17,502,051
Trading Companies & Distributors 0.3%
Fastenal Co. 46,723 2,552,945
United Rentals, Inc. 5,569 2,475,810
WW Grainger, Inc. 3,571 2,470,561
7,499,316
Water Utilities 0.1%
American Water Works Co.,
Inc. 15,508 1,920,356
Wireless Telecommunication Services 0.2%
T-Mobile US, Inc.* 41,507 5,813,055
Total Common Stocks
(cost $958,611,210) 2,881,700,891

108 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
Repurchase Agreement 0.0%
†
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$897,257, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$914,796.(b) 896,859 896,859
Total Repurchase Agreement
(cost $896,859) 896,859
Total Investments
(cost $959,508,069) — 99.3% 2,882,597,750
Other assets in excess of liabilities — 0.7% 20,405,401
NET ASSETS — 100.0%
$ 2,903,003,151
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $84,789,614, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $896,859 and by
$86,210,329 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $87,107,188.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $896,859.
REIT Real Estate Investment Trust
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 105 12/2023 USD 22,708,875 (855,365)
Net contracts (855,365)
As of September 30, 2023, the Fund had $1,582,000 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

NVIT S&P 500 Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 109
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

110 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT S&P 500 Index Fund
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,881,700,891 $ – $ – $ 2,881,700,891
  Repurchase Agreement – 896,859 – 896,859
Total Assets $ 2,881,700,891 $ 896,859 $ – $ 2,882,597,750
Liabilities:
Futures Contracts $ (855,365) $ – $ – $ (855,365)
Total Liabilities $ (855,365) $ – $ – $ (855,365)
Total $ 2,880,845,526 $ 896,859 $ – $ 2,881,742,385
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (855,365)
Total $ (855,365)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 111
Closed End Fund
Closed End Fund 0.0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0.0%
†
NexPoint Diversified Real
Estate Trust 5,110 44,508
Total Closed End Fund
(cost  $53,332) 44,508
Common Stocks 99.0%
Shares Value ($)
Aerospace & Defense 0.9%
AAR Corp.* 5,325 316,997
AeroVironment, Inc.* 3,917 436,863
AerSale Corp.*(a) 3,789 56,608
Archer Aviation, Inc., Class
A*(a) 23,659 119,715
Astronics Corp.* 4,061 64,407
Cadre Holdings, Inc. 2,923 77,898
Ducommun, Inc.* 1,955 85,062
Eve Holding, Inc.* 2,638 21,869
Kaman Corp. 4,124 81,037
Kratos Defense & Security
Solutions, Inc.*(a) 18,769 281,910
Leonardo DRS, Inc.*(a) 7,487 125,033
Moog, Inc., Class A 4,253 480,419
National Presto Industries, Inc. 740 53,620
Park Aerospace Corp. 2,647 41,108
Parsons Corp.* 6,201 337,024
Redwire Corp.*(a) 628 1,815
Rocket Lab USA, Inc.*(a) 41,926 183,636
Terran Orbital Corp.*(a) 13,199 10,987
Triumph Group, Inc.* 9,852 75,466
V2X, Inc.* 1,769 91,387
Virgin Galactic Holdings,
Inc.*(a) 38,187 68,737
3,011,598
Air Freight & Logistics 0.2%
Air Transport Services Group,
Inc.* 8,369 174,661
Forward Air Corp. 3,954 271,798
Hub Group, Inc., Class A* 4,752 373,222
Radiant Logistics, Inc.* 5,309 29,996
849,677
Automobile Components 1.5%
Adient plc* 14,466 530,902
American Axle &
Manufacturing Holdings,
Inc.* 17,494 127,006
Atmus Filtration Technologies,
Inc.* 2,449 51,062
Cooper-Standard Holdings,
Inc.* 2,530 33,953
Dana, Inc. 19,822 290,789
Dorman Products, Inc.* 3,969 300,691
Fox Factory Holding Corp.* 6,419 635,995
Gentherm, Inc.*(a) 4,922 267,068
Goodyear Tire & Rubber Co.
(The)* 42,476 527,977
Holley, Inc.*(a) 7,906 39,451
LCI Industries(a) 3,746 439,855
Common Stocks
Shares Value ($)
Automobile Components
Luminar Technologies, Inc.,
Class A*(a) 41,050 186,778
Modine Manufacturing Co.* 7,753 354,700
Patrick Industries, Inc. 3,253 244,170
Solid Power, Inc.*(a) 23,719 47,912
Standard Motor Products, Inc. 3,092 103,953
Stoneridge, Inc.* 3,976 79,798
Visteon Corp.*(a) 4,258 587,902
XPEL, Inc. Reg. S*(a) 3,374 260,169
5,110,131
Automobiles 0.1%
Fisker, Inc., Class A*(a) 29,445 189,037
Livewire Group, Inc.* 1,566 10,852
Winnebago Industries, Inc.(a) 4,434 263,601
Workhorse Group, Inc.*(a) 23,904 9,906
473,396
Banks 8.4%
1st Source Corp. 2,589 108,971
ACNB Corp. 1,409 44,538
Amalgamated Financial Corp. 3,211 55,293
Amerant Bancorp, Inc., Class
A(a) 4,016 70,039
American National
Bankshares, Inc. 1,525 57,859
Ameris Bancorp 9,972 382,825
Ames National Corp.(a) 1,751 29,049
Arrow Financial Corp. 2,695 45,869
Associated Banc-Corp.(a) 23,683 405,216
Atlantic Union Bankshares
Corp. 11,203 322,422
Axos Financial, Inc.* 8,688 328,928
Banc of California, Inc. 8,196 101,466
BancFirst Corp.(a) 3,362 291,586
Bancorp, Inc. (The)* 8,071 278,450
Bank First Corp.(a) 1,414 109,090
Bank of Hawaii Corp. 5,495 273,047
Bank of Marin Bancorp(a) 2,695 49,265
Bank of NT Butterfield & Son
Ltd. (The) 7,772 210,466
Bank7 Corp. 456 10,265
BankUnited, Inc. 10,264 232,993
Bankwell Financial Group, Inc. 1,138 27,619
Banner Corp. 4,634 196,389
Bar Harbor Bankshares 2,621 61,934
BayCom Corp. 1,915 36,787
BCB Bancorp, Inc. 2,988 33,286
Berkshire Hills Bancorp, Inc. 5,986 120,019
Blue Foundry Bancorp* 3,416 28,592
Blue Ridge Bankshares, Inc. 3,085 13,944
Bridgewater Bancshares,
Inc.*(a) 3,221 30,535
Brookline Bancorp, Inc. 11,891 108,327
Burke & Herbert Financial
Services Corp.(a) 930 43,212
Business First Bancshares,
Inc. 3,595 67,442
Byline Bancorp, Inc. 4,057 79,963
C&F Financial Corp.(a) 444 23,798
Cadence Bank 23,154 491,328
Cambridge Bancorp(a) 1,295 80,666
Camden National Corp.(a) 2,422 68,349

112 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Capital Bancorp, Inc.(a) 1,596 30,531
Capital City Bank Group, Inc. 2,011 59,988
Capitol Federal Financial, Inc.
(a) 19,252 91,832
Capstar Financial Holdings,
Inc. 3,411 48,402
Carter Bankshares, Inc.* 3,912 49,017
Cathay General Bancorp(a) 10,862 377,563
Central Pacific Financial Corp. 3,687 61,499
Central Valley Community
Bancorp 1,538 21,701
Chemung Financial Corp.(a) 508 20,122
ChoiceOne Financial Services,
Inc.(a) 986 19,365
Citizens & Northern Corp. 2,310 40,541
Citizens Financial Services,
Inc.(a) 564 27,027
City Holding Co.(a) 1,983 179,164
Civista Bancshares, Inc. 2,448 37,944
CNB Financial Corp. 3,433 62,172
Coastal Financial Corp.* 1,665 71,445
Codorus Valley Bancorp, Inc.
(a) 1,414 26,357
Colony Bankcorp, Inc. 2,473 24,718
Columbia Financial, Inc.*(a) 4,672 73,397
Community Bank System, Inc. 7,430 313,620
Community Trust Bancorp, Inc. 2,633 90,207
ConnectOne Bancorp, Inc. 5,994 106,873
CrossFirst Bankshares, Inc.* 6,724 67,845
Customers Bancorp, Inc.* 4,424 152,407
CVB Financial Corp. 19,618 325,070
Dime Community Bancshares,
Inc. 5,086 101,517
Eagle Bancorp, Inc. 3,931 84,320
Eastern Bankshares, Inc. 23,637 296,408
Enterprise Bancorp, Inc. 1,543 42,247
Enterprise Financial Services
Corp. 5,628 211,050
Equity Bancshares, Inc., Class
A 2,536 61,042
Esquire Financial Holdings,
Inc. 1,024 46,787
ESSA Bancorp, Inc. 1,201 18,027
Evans Bancorp, Inc.(a) 833 22,324
Farmers & Merchants
Bancorp, Inc.(a) 2,175 38,128
Farmers National Banc Corp. 6,208 71,764
FB Financial Corp. 5,602 158,873
Fidelity D&D Bancorp, Inc. 690 31,326
Financial Institutions, Inc. 2,276 38,305
First Bancorp(a) 30,075 491,950
First Bancorp, Inc. (The) 1,741 40,913
First Bancshares, Inc. (The) 4,762 128,431
First Bank(a) 3,241 34,938
First Busey Corp. 8,268 158,911
First Business Financial
Services, Inc. 1,356 40,694
First Commonwealth Financial
Corp. 13,873 169,389
First Community Bankshares,
Inc.(a) 2,782 81,930
Common Stocks
Shares Value ($)
Banks
First Community Corp. 1,306 22,555
First Financial Bancorp 13,447 263,561
First Financial Bankshares,
Inc.(a) 20,007 502,576
First Financial Corp. 1,973 66,707
First Foundation, Inc. 7,670 46,634
First Interstate BancSystem,
Inc., Class A(a) 12,930 322,474
First Merchants Corp. 9,658 268,686
First Mid Bancshares, Inc. 3,291 87,409
First of Long Island Corp.
(The) 3,857 44,394
First Western Financial, Inc.* 1,380 25,047
Five Star Bancorp 1,944 38,997
Flushing Financial Corp. 4,731 62,118
FS Bancorp, Inc. 889 26,225
Fulton Financial Corp.(a) 25,040 303,234
FVCBankcorp, Inc.*(a) 2,595 33,242
German American Bancorp,
Inc.(a) 4,751 128,705
Glacier Bancorp, Inc. 17,045 485,783
Great Southern Bancorp, Inc.
(a) 1,451 69,532
Greene County Bancorp, Inc.
(a) 1,142 27,465
Guaranty Bancshares, Inc. 1,385 39,736
Hancock Whitney Corp. 13,177 487,417
Hanmi Financial Corp. 4,070 66,056
HarborOne Bancorp, Inc. 6,504 61,918
HBT Financial, Inc. 2,220 40,493
Heartland Financial USA, Inc. 6,426 189,117
Heritage Commerce Corp. 10,614 89,901
Heritage Financial Corp. 5,224 85,203
Hilltop Holdings, Inc. 7,241 205,355
Hingham Institution for
Savings(a) 254 47,435
Home Bancorp, Inc.(a) 1,225 39,041
Home BancShares, Inc.(a) 29,377 615,154
HomeStreet, Inc. 2,786 21,703
HomeTrust Bancshares, Inc. 2,539 55,020
Hope Bancorp, Inc. 15,667 138,653
Horizon Bancorp, Inc. 7,175 76,629
Independent Bank Corp. 9,124 347,744
Independent Bank Group, Inc. 5,511 217,960
International Bancshares Corp. 8,232 356,775
John Marshall Bancorp, Inc.(a) 1,893 33,790
Kearny Financial Corp.(a) 8,952 62,037
Lakeland Bancorp, Inc. 10,499 132,497
Lakeland Financial Corp. 3,665 173,941
LCNB Corp.(a) 1,815 25,900
Live Oak Bancshares, Inc. 5,041 145,937
Luther Burbank Corp. 3,095 25,998
Macatawa Bank Corp. 4,543 40,705
MainStreet Bancshares, Inc.
(a) 1,047 21,505
Mercantile Bank Corp. 2,640 81,602
Metrocity Bankshares, Inc. 3,036 59,748
Metropolitan Bank Holding
Corp.*(a) 1,546 56,089
Mid Penn Bancorp, Inc. 2,416 48,634
Middlefield Banc Corp. 1,075 27,316
Midland States Bancorp, Inc. 3,721 76,429

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 113
Common Stocks
Shares Value ($)
Banks
MidWestOne Financial Group,
Inc. 2,570 52,248
MVB Financial Corp. 1,734 39,154
National Bank Holdings Corp.,
Class A 4,629 137,759
National Bankshares, Inc.(a) 1,074 26,893
NBT Bancorp, Inc. 5,854 185,513
Nicolet Bankshares, Inc.(a) 1,931 134,745
Northeast Bank 1,000 44,100
Northeast Community
Bancorp, Inc.(a) 2,179 32,162
Northfield Bancorp, Inc. 6,407 60,546
Northrim Bancorp, Inc. 1,034 40,967
Northwest Bancshares, Inc. 15,982 163,496
Norwood Financial Corp.(a) 1,039 26,765
Oak Valley Bancorp(a) 1,116 27,989
OceanFirst Financial Corp. 9,264 134,050
OFG Bancorp 6,480 193,493
Old National Bancorp 45,015 654,518
Old Second Bancorp, Inc. 6,857 93,324
Orange County Bancorp, Inc.
(a) 773 33,370
Origin Bancorp, Inc. 4,819 139,125
Orrstown Financial Services,
Inc. 1,796 37,734
Pacific Premier Bancorp, Inc. 13,012 283,141
PacWest Bancorp 17,638 139,517
Park National Corp.(a) 2,278 215,317
Parke Bancorp, Inc.(a) 1,750 28,508
Pathward Financial, Inc. 3,606 166,201
PCB Bancorp 1,729 26,713
Peapack-Gladstone Financial
Corp. 2,897 74,308
Penns Woods Bancorp, Inc.(a) 917 19,330
Peoples Bancorp, Inc. 5,654 143,499
Peoples Financial Services
Corp. 1,208 48,441
Pioneer Bancorp, Inc.* 2,248 19,198
Plumas Bancorp 743 25,366
Ponce Financial Group, Inc.* 2,998 23,444
Preferred Bank 1,339 83,353
Premier Financial Corp. 5,803 98,999
Primis Financial Corp. 4,179 34,059
Princeton Bancorp, Inc.(a) 721 20,902
Provident Financial Services,
Inc. 9,911 151,539
QCR Holdings, Inc. 2,525 122,513
RBB Bancorp 2,743 35,056
Red River Bancshares, Inc. 643 29,552
Renasant Corp. 7,215 188,961
Republic Bancorp, Inc., Class
A 1,308 57,617
S&T Bancorp, Inc. 4,944 133,884
Sandy Spring Bancorp, Inc. 7,249 155,346
Seacoast Banking Corp. of
Florida 11,312 248,412
ServisFirst Bancshares, Inc.(a) 7,657 399,466
Shore Bancshares, Inc.(a) 5,204 54,746
Sierra Bancorp 2,175 41,238
Simmons First National Corp.,
Class A 16,809 285,081
SmartFinancial, Inc. 2,338 49,963
Common Stocks
Shares Value ($)
Banks
South Plains Financial, Inc. 2,014 53,250
Southern First Bancshares,
Inc.* 1,282 34,537
Southern Missouri Bancorp,
Inc. 1,460 56,487
Southern States Bancshares,
Inc. 1,197 27,040
Southside Bancshares, Inc.(a) 4,407 126,481
SouthState Corp. 11,728 789,998
Stellar Bancorp, Inc.(a) 7,632 162,714
Sterling Bancorp, Inc.* 3,556 20,767
Stock Yards Bancorp, Inc.(a) 4,308 169,261
Summit Financial Group, Inc. 1,725 38,882
Texas Capital Bancshares,
Inc.* 7,404 436,096
Third Coast Bancshares, Inc.* 2,127 36,372
Timberland Bancorp, Inc.(a) 1,116 30,244
Tompkins Financial Corp. 2,134 104,545
Towne Bank 11,322 259,613
TriCo Bancshares 4,944 158,356
Triumph Financial, Inc.* 3,462 224,303
TrustCo Bank Corp. 2,520 68,771
Trustmark Corp. 8,118 176,404
UMB Financial Corp. 6,788 421,195
United Bankshares, Inc.(a) 19,675 542,833
United Community Banks, Inc.
(a) 17,300 439,593
Unity Bancorp, Inc. 1,254 29,381
Univest Financial Corp. 4,916 85,440
USCB Financial Holdings,
Inc.*(a) 2,207 23,196
Valley National Bancorp 66,014 565,080
Veritex Holdings, Inc. 6,948 124,717
Virginia National Bankshares
Corp. 841 25,524
Washington Federal, Inc. 9,694 248,360
Washington Trust Bancorp,
Inc. 2,534 66,720
WesBanco, Inc. 9,223 225,226
West Bancorp, Inc. 2,818 45,962
Westamerica Bancorp 3,401 147,093
WSFS Financial Corp. 8,332 304,118
28,616,870
Beverages 0.4%
Coca-Cola Consolidated, Inc. 717 456,242
Duckhorn Portfolio, Inc. (The)* 6,862 70,404
MGP Ingredients, Inc.(a) 2,365 249,460
National Beverage Corp.* 3,540 166,451
Primo Water Corp. 23,604 325,735
Vita Coco Co., Inc. (The)*(a) 4,182 108,899
Zevia PBC, Class A*(a) 3,699 8,212
1,385,403
Biotechnology 6.5%
2seventy bio, Inc.*(a) 7,622 29,878
4D Molecular Therapeutics,
Inc.* 5,908 75,209
89bio, Inc.*(a) 9,252 142,851
Aadi Bioscience, Inc.* 2,938 14,220
ACADIA Pharmaceuticals,
Inc.* 18,252 380,372
ACELYRIN, Inc.*(a) 5,027 51,125

114 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Acrivon Therapeutics, Inc.*(a) 1,227 11,730
Actinium Pharmaceuticals,
Inc.*(a) 3,761 22,265
Adicet Bio, Inc.*(a) 4,802 6,579
ADMA Biologics, Inc.* 32,188 115,233
Aerovate Therapeutics,
Inc.*(a) 1,797 24,385
Agenus, Inc.*(a) 50,095 56,607
Agios Pharmaceuticals,
Inc.*(a) 8,364 207,009
Akero Therapeutics, Inc.* 7,727 390,832
Aldeyra Therapeutics, Inc.* 6,869 45,885
Alector, Inc.* 9,326 60,432
Alkermes plc* 25,062 701,987
Allakos, Inc.* 9,885 22,439
Allogene Therapeutics, Inc.*(a) 11,729 37,181
Allovir, Inc.*(a) 6,442 13,850
Alpine Immune Sciences,
Inc.*(a) 4,707 53,895
Altimmune, Inc.* 7,411 19,269
ALX Oncology Holdings,
Inc.*(a) 3,622 17,386
Amicus Therapeutics, Inc.* 42,405 515,645
AnaptysBio, Inc.* 2,721 48,869
Anavex Life Sciences
Corp.*(a) 10,404 68,146
Anika Therapeutics, Inc.* 2,268 42,253
Annexon, Inc.*(a) 6,491 15,319
Apogee Therapeutics, Inc.*(a) 2,927 62,345
Arbutus Biopharma Corp.* 17,413 35,348
Arcellx, Inc.*(a) 5,653 202,830
Arcturus Therapeutics
Holdings, Inc.*(a) 3,511 89,706
Arcus Biosciences, Inc.* 7,981 143,259
Arcutis Biotherapeutics,
Inc.*(a) 7,871 41,795
Ardelyx, Inc.*(a) 31,643 129,103
Arrowhead Pharmaceuticals,
Inc.* 15,236 409,391
ARS Pharmaceuticals, Inc.*(a) 3,431 12,969
Astria Therapeutics, Inc.*(a) 3,721 27,759
Atara Biotherapeutics, Inc.*(a) 14,299 21,163
Aura Biosciences, Inc.* 4,169 37,396
Aurinia Pharmaceuticals, Inc.* 20,786 161,507
Avid Bioservices, Inc.*(a) 9,105 85,951
Avidity Biosciences, Inc.*(a) 10,681 68,145
Avita Medical, Inc.*(a) 3,758 54,904
Beam Therapeutics, Inc.*(a) 10,562 254,016
BioAtla, Inc.* 6,618 11,251
BioCryst Pharmaceuticals,
Inc.*(a) 28,170 199,444
Biohaven Ltd.* 8,789 228,602
Biomea Fusion, Inc.*(a) 2,964 40,785
Bioxcel Therapeutics, Inc.*(a) 2,888 7,307
Bluebird Bio, Inc.*(a) 16,404 49,868
Blueprint Medicines Corp.* 9,166 460,317
Bridgebio Pharma, Inc.*(a) 17,209 453,801
Cabaletta Bio, Inc.* 5,197 79,098
CareDx, Inc.* 7,967 55,769
Caribou Biosciences, Inc.* 11,257 53,808
Carisma Therapeutics, Inc. 4,009 16,958
Common Stocks
Shares Value ($)
Biotechnology
Catalyst Pharmaceuticals,
Inc.* 15,255 178,331
Celcuity, Inc.*(a) 2,442 22,320
Celldex Therapeutics, Inc.*(a) 7,044 193,851
Century Therapeutics, Inc.*(a) 3,114 6,228
Cerevel Therapeutics
Holdings, Inc.*(a) 9,306 203,150
Cogent Biosciences, Inc.*(a) 12,218 119,125
Coherus Biosciences, Inc.* 15,073 56,373
Compass Therapeutics, Inc.* 13,288 26,177
Crinetics Pharmaceuticals,
Inc.* 9,710 288,775
Cue Biopharma, Inc.*(a) 4,925 11,327
Cullinan Oncology, Inc.* 3,849 34,833
Cytokinetics, Inc.*(a) 13,925 410,230
Day One Biopharmaceuticals,
Inc.*(a) 9,444 115,878
Deciphera Pharmaceuticals,
Inc.* 7,801 99,229
Denali Therapeutics, Inc.* 17,920 369,690
Design Therapeutics, Inc.* 5,087 12,005
Disc Medicine, Inc.*(a) 1,329 62,436
Dynavax Technologies
Corp.*(a) 19,420 286,833
Dyne Therapeutics, Inc.* 6,364 57,021
Eagle Pharmaceuticals, Inc.* 1,462 23,056
Editas Medicine, Inc.*(a) 12,463 97,211
Emergent BioSolutions, Inc.* 7,331 24,925
Enanta Pharmaceuticals, Inc.* 3,088 34,493
Entrada Therapeutics, Inc.*(a) 3,164 49,991
EQRx, Inc.* 48,105 106,793
Erasca, Inc.*(a) 13,319 26,238
Fate Therapeutics, Inc.*(a) 12,129 25,713
Fennec Pharmaceuticals, Inc.* 2,452 18,415
FibroGen, Inc.*(a) 14,114 12,179
Foghorn Therapeutics, Inc.* 3,074 15,370
Genelux Corp.*(a) 2,761 67,617
Generation Bio Co.*(a) 7,261 27,519
Geron Corp.*(a) 74,282 157,478
Graphite Bio, Inc.* 3,885 9,635
Gritstone bio, Inc.*(a) 13,209 22,719
Halozyme Therapeutics, Inc.* 19,491 744,556
Heron Therapeutics, Inc.*(a) 16,678 17,178
HilleVax, Inc.*(a) 3,179 42,758
Humacyte, Inc.*(a) 8,759 25,664
Icosavax, Inc.* 4,394 34,053
Ideaya Biosciences, Inc.* 8,095 218,403
IGM Biosciences, Inc.*(a) 1,799 15,022
Immuneering Corp., Class
A*(a) 3,026 23,240
ImmunityBio, Inc.*(a) 16,769 28,340
ImmunoGen, Inc.* 36,065 572,352
Immunovant, Inc.* 8,071 309,846
Inhibrx, Inc.*(a) 5,247 96,282
Inozyme Pharma, Inc.*(a) 4,932 20,714
Insmed, Inc.*(a) 19,801 499,975
Intellia Therapeutics, Inc.* 13,302 420,609
Intercept Pharmaceuticals,
Inc.*(a) 6,100 113,094
Iovance Biotherapeutics,
Inc.*(a) 34,477 156,870

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 115
Common Stocks
Shares Value ($)
Biotechnology
Ironwood Pharmaceuticals,
Inc., Class A*(a) 20,924 201,498
iTeos Therapeutics, Inc.*(a) 3,621 39,650
Janux Therapeutics, Inc.* 2,457 24,767
KalVista Pharmaceuticals,
Inc.* 3,916 37,711
Karyopharm Therapeutics,
Inc.*(a) 17,122 22,943
Keros Therapeutics, Inc.* 3,352 106,862
Kezar Life Sciences, Inc.*(a) 10,798 12,850
Kiniksa Pharmaceuticals Ltd.,
Class A* 4,682 81,326
Kodiak Sciences, Inc.* 5,383 9,689
Krystal Biotech, Inc.* 3,256 377,696
Kura Oncology, Inc.*(a) 10,838 98,843
Kymera Therapeutics, Inc.*(a) 5,655 78,604
Larimar Therapeutics, Inc.* 3,638 14,370
Lexicon Pharmaceuticals,
Inc.*(a) 12,745 13,892
Lineage Cell Therapeutics,
Inc.* 17,844 21,056
Lyell Immunopharma, Inc.*(a) 25,074 36,859
MacroGenics, Inc.* 9,416 43,879
Madrigal Pharmaceuticals,
Inc.*(a) 2,039 297,776
MannKind Corp.*(a) 38,803 160,256
MeiraGTx Holdings plc* 4,544 22,311
Merrimack Pharmaceuticals,
Inc.*(a) 1,466 18,076
Mersana Therapeutics, Inc.* 16,046 20,378
MiMedx Group, Inc.* 17,207 125,439
Mineralys Therapeutics,
Inc.*(a) 2,247 21,369
Mirum Pharmaceuticals, Inc.* 3,746 118,374
Monte Rosa Therapeutics,
Inc.*(a) 4,852 23,241
Morphic Holding, Inc.* 5,192 118,949
Myriad Genetics, Inc.* 12,219 195,993
Nkarta, Inc.*(a) 4,587 6,376
Novavax, Inc.*(a) 13,326 96,480
Nurix Therapeutics, Inc.* 7,332 57,630
Nuvalent, Inc., Class A* 3,565 163,883
Nuvectis Pharma, Inc.* 921 11,872
Ocean Biomedical, Inc.* 1,339 5,222
Olema Pharmaceuticals,
Inc.*(a) 4,063 50,178
Omega Therapeutics, Inc.*(a) 3,524 7,577
Organogenesis Holdings, Inc.,
Class A* 10,831 34,443
ORIC Pharmaceuticals,
Inc.*(a) 5,876 35,550
Outlook Therapeutics, Inc.*(a) 24,730 5,465
Ovid therapeutics, Inc.* 8,507 32,667
PDS Biotechnology Corp.*(a) 4,087 20,639
PepGen, Inc.*(a) 1,488 7,559
PMV Pharmaceuticals, Inc.* 5,949 36,527
Point Biopharma Global,
Inc.*(a) 13,735 91,612
Poseida Therapeutics, Inc.,
Class A* 10,171 24,207
Precigen, Inc.*(a) 20,259 28,768
Common Stocks
Shares Value ($)
Biotechnology
Prelude Therapeutics, Inc.*(a) 1,349 4,168
Prime Medicine, Inc.*(a) 5,948 56,744
ProKidney Corp., Class A* 6,803 31,158
Protagonist Therapeutics, Inc.* 8,623 143,832
Protalix BioTherapeutics,
Inc.*(a) 7,869 13,063
Prothena Corp. plc*(a) 6,204 299,343
PTC Therapeutics, Inc.* 10,619 237,972
Rallybio Corp.*(a) 4,631 15,606
RAPT Therapeutics, Inc.*(a) 4,311 71,649
Recursion Pharmaceuticals,
Inc., Class A*(a) 20,472 156,611
REGENXBIO, Inc.* 6,273 103,254
Relay Therapeutics, Inc.*(a) 13,428 112,929
Reneo Pharmaceuticals,
Inc.*(a) 2,263 17,233
Replimune Group, Inc.* 6,155 105,312
REVOLUTION Medicines,
Inc.* 15,260 422,397
Rhythm Pharmaceuticals, Inc.* 7,706 176,660
Rigel Pharmaceuticals, Inc.* 25,206 27,222
Rocket Pharmaceuticals, Inc.* 8,600 176,214
Sage Therapeutics, Inc.* 8,042 165,504
Sagimet Biosciences, Inc.,
Class A*(a) 796 7,005
Sana Biotechnology, Inc.*(a) 14,122 54,652
Sangamo Therapeutics,
Inc.*(a) 20,702 12,417
Savara, Inc.*(a) 13,633 51,533
Scholar Rock Holding
Corp.*(a) 6,536 46,406
Selecta Biosciences, Inc.*(a) 17,065 18,089
Seres Therapeutics, Inc.*(a) 14,647 34,860
SpringWorks Therapeutics,
Inc.*(a) 8,689 200,890
Stoke Therapeutics, Inc.*(a) 4,185 16,489
Summit Therapeutics, Inc.*(a) 17,218 32,198
Sutro Biopharma, Inc.* 9,746 33,819
Syndax Pharmaceuticals, Inc.* 9,877 143,414
Tango Therapeutics, Inc.* 6,668 75,082
Tenaya Therapeutics, Inc.* 6,660 16,983
TG Therapeutics, Inc.*(a) 20,548 171,781
Travere Therapeutics, Inc.* 10,967 98,045
Turnstone Biologics Corp.* 1,310 5,161
Twist Bioscience Corp.* 8,523 172,676
Tyra Biosciences, Inc.*(a) 2,120 29,192
UroGen Pharma Ltd.*(a) 2,839 39,774
Vanda Pharmaceuticals, Inc.* 8,969 38,746
Vaxcyte, Inc.* 14,107 719,175
Vaxxinity, Inc., Class A*(a) 6,371 8,728
Vera Therapeutics, Inc., Class
A*(a) 5,131 70,346
Veracyte, Inc.* 11,009 245,831
Vericel Corp.* 7,155 239,836
Verve Therapeutics, Inc.*(a) 7,658 101,545
Vigil Neuroscience, Inc.*(a) 2,301 12,402
Viking Therapeutics, Inc.*(a) 14,275 158,024
Vir Biotechnology, Inc.* 12,528 117,387
Viridian Therapeutics, Inc.*(a) 6,337 97,210
Vor BioPharma, Inc.* 5,522 11,707
Voyager Therapeutics, Inc.* 4,722 36,596
X4 Pharmaceuticals, Inc.*(a) 18,673 20,354

116 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
Xencor, Inc.* 8,770 176,716
XOMA Corp.* 990 13,949
Y-mAbs Therapeutics, Inc.* 4,852 26,443
Zentalis Pharmaceuticals,
Inc.*(a) 8,794 176,408
Zura Bio Ltd., Class A*(a) 2,109 13,919
Zymeworks, Inc.*(a) 7,853 49,788
22,291,325
Broadline Retail 0.1%
Big Lots, Inc.(a) 4,251 21,723
ContextLogic, Inc., Class A*(a) 3,334 14,703
Dillard's, Inc., Class A(a) 521 172,352
Savers Value Village, Inc.* 3,784 70,647
279,425
Building Products 1.8%
AAON, Inc. 10,152 577,344
American Woodmark Corp.* 2,470 186,757
Apogee Enterprises, Inc. 3,305 155,600
AZZ, Inc. 3,779 172,247
CSW Industrials, Inc. 2,297 402,526
Gibraltar Industries, Inc.* 4,630 312,571
Griffon Corp. 6,708 266,106
Insteel Industries, Inc. 2,861 92,868
Janus International Group,
Inc.* 12,524 134,007
JELD-WEN Holding, Inc.* 13,003 173,720
Masonite International Corp.* 3,340 311,355
Masterbrand, Inc.* 19,321 234,750
PGT Innovations, Inc.* 8,459 234,737
Quanex Building Products
Corp. 5,079 143,076
Resideo Technologies, Inc.* 21,992 347,474
Simpson Manufacturing Co.,
Inc. 6,446 965,675
UFP Industries, Inc. 9,052 926,925
Zurn Elkay Water Solutions
Corp. 22,167 621,119
6,258,857
Capital Markets 1.4%
AlTi Global, Inc.* 3,087 21,486
Artisan Partners Asset
Management, Inc., Class
A(a) 8,990 336,406
AssetMark Financial Holdings,
Inc.*(a) 3,352 84,068
Avantax, Inc.* 5,953 152,278
B. Riley Financial, Inc.(a) 2,892 118,543
Bakkt Holdings, Inc.*(a) 13,204 15,449
BGC Group, Inc., Class A 46,940 247,843
Brightsphere Investment
Group, Inc. 4,968 96,330
Cohen & Steers, Inc. 4,022 252,139
Diamond Hill Investment
Group, Inc. 447 75,351
Donnelley Financial Solutions,
Inc.* 3,798 213,752
Forge Global Holdings, Inc.*(a) 17,009 34,528
GCM Grosvenor, Inc., Class
A(a) 6,386 49,555
Hamilton Lane, Inc., Class A 5,513 498,596
Common Stocks
Shares Value ($)
Capital Markets
MarketWise, Inc.(a) 5,364 8,582
Moelis & Co., Class A(a) 9,604 433,429
Open Lending Corp.* 15,207 111,315
P10, Inc., Class A(a) 5,682 66,195
Patria Investments Ltd., Class
A 8,470 123,493
Perella Weinberg Partners,
Class A(a) 6,679 67,992
Piper Sandler Cos.(a) 2,626 381,584
PJT Partners, Inc., Class A 3,653 290,194
Sculptor Capital Management,
Inc., Class A 3,302 38,303
Silvercrest Asset Management
Group, Inc., Class A 1,403 22,266
StepStone Group, Inc., Class
A 8,157 257,598
StoneX Group, Inc.* 2,677 259,455
Value Line, Inc. 128 5,596
Victory Capital Holdings, Inc.,
Class A 4,230 141,028
Virtus Investment Partners,
Inc. 1,065 215,119
WisdomTree, Inc.(a) 20,624 144,368
4,762,841
Chemicals 1.9%
AdvanSix, Inc. 4,042 125,625
American Vanguard Corp. 4,232 46,256
Aspen Aerogels, Inc.* 7,835 67,381
Avient Corp. 13,621 481,094
Balchem Corp. 4,771 591,795
Cabot Corp. 8,407 582,353
Chase Corp. 1,129 143,643
Core Molding Technologies,
Inc.* 1,260 35,897
Danimer Scientific, Inc., Class
A*(a) 13,402 27,742
Ecovyst, Inc.* 14,682 144,471
FutureFuel Corp. 4,710 33,771
Hawkins, Inc. 2,900 170,665
HB Fuller Co.(a) 8,124 557,388
Ingevity Corp.* 5,507 262,188
Innospec, Inc. 3,760 384,272
Intrepid Potash, Inc.*(a) 1,684 42,369
Koppers Holdings, Inc. 3,119 123,356
Kronos Worldwide, Inc. 3,307 25,629
Livent Corp.*(a) 27,050 497,990
LSB Industries, Inc.* 8,319 85,103
Mativ Holdings, Inc.(a) 8,061 114,950
Minerals Technologies, Inc. 4,944 270,733
Origin Materials, Inc.*(a) 16,210 20,749
Orion SA 8,414 179,050
Perimeter Solutions SA* 23,095 104,851
PureCycle Technologies,
Inc.*(a) 17,685 99,213
Quaker Chemical Corp. 2,096 335,360
Rayonier Advanced Materials,
Inc.* 9,740 34,480
Sensient Technologies Corp. 6,322 369,711
Stepan Co. 3,216 241,104
Trinseo plc 5,242 42,827
Tronox Holdings plc(a) 18,097 243,224

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 117
Common Stocks
Shares Value ($)
Chemicals
Valhi, Inc. 328 4,349
6,489,589
Commercial Services & Supplies 1.6%
ABM Industries, Inc. 10,080 403,301
ACCO Brands Corp. 14,310 82,139
ACV Auctions, Inc., Class A* 19,039 289,012
Aris Water Solutions, Inc.,
Class A(a) 4,548 45,389
BrightView Holdings, Inc.* 6,115 47,391
Brink's Co. (The) 6,906 501,652
Casella Waste Systems, Inc.,
Class A* 8,412 641,836
CECO Environmental Corp.* 4,306 68,767
Cimpress plc* 2,677 187,417
CompX International, Inc. 302 5,614
CoreCivic, Inc.* 17,404 195,795
Deluxe Corp. 6,521 123,182
Ennis, Inc. 3,907 82,906
Enviri Corp.* 12,252 88,459
GEO Group, Inc. (The)* 18,554 151,772
Healthcare Services Group,
Inc. 11,009 114,824
Heritage-Crystal Clean, Inc.* 2,625 119,044
HNI Corp. 6,920 239,639
Interface, Inc., Class A 8,811 86,436
LanzaTech Global, Inc.* 3,233 15,098
Li-Cycle Holdings Corp.*(a) 20,899 74,191
Liquidity Services, Inc.* 3,548 62,516
Matthews International Corp.,
Class A 4,452 173,227
MillerKnoll, Inc. 11,380 278,241
Montrose Environmental
Group, Inc.* 4,264 124,765
NL Industries, Inc. 1,817 8,631
OPENLANE, Inc.* 16,175 241,331
Performant Financial Corp.* 9,988 22,573
Pitney Bowes, Inc.(a) 17,361 52,430
Quad/Graphics, Inc.* 4,927 24,783
SP Plus Corp.* 2,931 105,809
Steelcase, Inc., Class A 14,524 162,233
UniFirst Corp. 2,248 366,446
Viad Corp.* 3,118 81,692
VSE Corp.(a) 1,920 96,845
5,365,386
Communications Equipment 0.7%
ADTRAN Holdings, Inc.(a) 12,091 99,509
Aviat Networks, Inc.* 1,772 55,286
Calix, Inc.* 8,879 407,013
Cambium Networks Corp.*(a) 1,855 13,597
Clearfield, Inc.*(a) 1,992 57,091
CommScope Holding Co.,
Inc.* 31,150 104,664
Comtech Telecommunications
Corp. 3,866 33,828
Digi International, Inc.* 5,222 140,994
DZS, Inc.* 3,418 7,178
Extreme Networks, Inc.* 18,968 459,215
Harmonic, Inc.*(a) 16,411 158,038
Infinera Corp.*(a) 30,971 129,459
KVH Industries, Inc.*(a) 2,105 10,735
NETGEAR, Inc.* 4,352 54,792
Common Stocks
Shares Value ($)
Communications Equipment
NetScout Systems, Inc.* 10,386 291,016
Ribbon Communications, Inc.* 14,052 37,659
Viavi Solutions, Inc.* 33,294 304,307
2,364,381
Construction & Engineering 1.6%
Ameresco, Inc., Class A*(a) 4,833 186,360
API Group Corp.* 31,538 817,780
Arcosa, Inc. 7,342 527,890
Argan, Inc. 1,914 87,125
Bowman Consulting Group
Ltd., Class A*(a) 1,375 38,541
Comfort Systems USA, Inc. 5,324 907,263
Concrete Pumping Holdings,
Inc.* 3,626 31,111
Construction Partners, Inc.,
Class A* 6,048 221,115
Dycom Industries, Inc.* 4,304 383,056
Eneti, Inc. 3,841 38,717
Fluor Corp.*(a) 21,540 790,518
Granite Construction, Inc.(a) 6,729 255,837
Great Lakes Dredge & Dock
Corp.* 9,726 77,516
IES Holdings, Inc.* 1,222 80,493
INNOVATE Corp.*(a) 7,366 11,933
Limbach Holdings, Inc.*(a) 1,313 41,662
MYR Group, Inc.* 2,486 335,013
Northwest Pipe Co.* 1,475 44,501
Primoris Services Corp. 7,925 259,385
Southland Holdings, Inc.*(a) 851 5,166
Sterling Infrastructure, Inc.* 4,516 331,836
Tutor Perini Corp.* 6,359 49,791
5,522,609
Construction Materials 0.3%
Knife River Corp.* 8,550 417,496
Summit Materials, Inc., Class
A* 18,064 562,527
United States Lime & Minerals,
Inc. 287 57,687
1,037,710
Consumer Finance 0.8%
Atlanticus Holdings Corp.*(a) 709 21,490
Bread Financial Holdings, Inc. 4,254 145,487
Consumer Portfolio Services,
Inc.* 1,397 12,671
Encore Capital Group, Inc.*(a) 3,464 165,441
Enova International, Inc.* 4,620 235,020
FirstCash Holdings, Inc. 5,665 568,653
Green Dot Corp., Class A* 6,983 97,273
LendingClub Corp.* 15,944 97,258
LendingTree, Inc.* 1,694 26,257
Navient Corp. 13,774 237,188
Nelnet, Inc., Class A 2,165 193,378
NerdWallet, Inc., Class A*(a) 5,307 47,179
OppFi, Inc.* 1,958 4,934
PRA Group, Inc.* 5,840 112,186
PROG Holdings, Inc.* 6,968 231,407
Regional Management Corp. 1,175 32,524
Upstart Holdings, Inc.*(a) 10,908 311,314
World Acceptance Corp.*(a) 599 76,109
2,615,769

118 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail 0.6%
Andersons, Inc. (The)(a) 4,826 248,587
Chefs' Warehouse, Inc.
(The)*(a) 5,354 113,398
HF Foods Group, Inc.* 6,626 26,305
Ingles Markets, Inc., Class A 2,188 164,822
Natural Grocers by Vitamin
Cottage, Inc. 1,204 15,544
PriceSmart, Inc. 3,928 292,361
SpartanNash Co. 5,183 114,026
Sprouts Farmers Market, Inc.* 15,524 664,427
United Natural Foods, Inc.* 8,823 124,757
Village Super Market, Inc.,
Class A 1,437 32,534
Weis Markets, Inc. 2,535 159,705
1,956,466
Containers & Packaging 0.3%
Greif, Inc., Class A 3,711 247,932
Greif, Inc., Class B 779 51,850
Myers Industries, Inc. 5,802 104,030
O-I Glass, Inc.* 23,338 390,445
Pactiv Evergreen, Inc. 6,562 53,349
Ranpak Holdings Corp., Class
A* 6,398 34,805
TriMas Corp. 6,161 152,546
1,034,957
Distributors 0.0%
†
Weyco Group, Inc. 835 21,167
Diversified Consumer Services 1.1%
2U, Inc.* 11,850 29,270
Adtalem Global Education,
Inc.* 6,547 280,539
Carriage Services, Inc., Class
A 1,890 53,392
Chegg, Inc.* 17,870 159,400
Coursera, Inc.* 19,701 368,212
Duolingo, Inc., Class A*(a) 4,320 716,558
European Wax Center, Inc.,
Class A*(a) 5,083 82,345
Frontdoor, Inc.* 12,262 375,095
Graham Holdings Co., Class B 548 319,484
Laureate Education, Inc. 19,928 280,985
Lincoln Educational Services
Corp.*(a) 3,627 30,648
Nerdy, Inc.*(a) 8,384 31,021
OneSpaWorld Holdings Ltd.* 12,646 141,888
Perdoceo Education Corp. 10,128 173,189
Rover Group, Inc., Class A*(a) 13,598 85,123
Strategic Education, Inc. 3,421 257,430
Stride, Inc.*(a) 6,293 283,374
Udemy, Inc.*(a) 12,998 123,481
Universal Technical Institute,
Inc.* 5,063 42,428
WW International, Inc.* 8,029 88,881
3,922,743
Diversified REITs 0.6%
Alexander & Baldwin, Inc. 11,963 200,141
Alpine Income Property Trust,
Inc. 2,179 35,648
American Assets Trust, Inc. 7,385 143,638
Armada Hoffler Properties, Inc. 11,390 116,634
Common Stocks
Shares Value ($)
Diversified REITs
Broadstone Net Lease, Inc. 28,172 402,860
CTO Realty Growth, Inc. 3,444 55,827
Empire State Realty Trust,
Inc., Class A 20,410 164,096
Essential Properties Realty
Trust, Inc.(a) 23,649 511,528
Gladstone Commercial Corp.
(a) 6,650 80,864
Global Net Lease, Inc.(a) 30,332 291,491
One Liberty Properties, Inc.(a) 2,838 53,553
Star Holdings* 1,806 22,611
2,078,891
Diversified Telecommunication Services 0.4%
Anterix, Inc.* 1,973 61,913
AST SpaceMobile, Inc., Class
A*(a) 12,058 45,821
ATN International, Inc.(a) 1,691 53,368
Bandwidth, Inc., Class A* 3,419 38,532
Charge Enterprises, Inc.* 19,693 9,791
Cogent Communications
Holdings, Inc.(a) 6,491 401,793
Consolidated Communications
Holdings, Inc.* 10,977 37,541
EchoStar Corp., Class A*(a) 5,065 84,839
Globalstar, Inc.*(a) 105,559 138,282
IDT Corp., Class B* 2,360 52,038
Liberty Latin America Ltd.,
Class A* 4,920 40,148
Liberty Latin America Ltd.,
Class C* 21,995 179,479
Lumen Technologies, Inc.*(a) 151,010 214,434
Ooma, Inc.* 3,428 44,598
1,402,577
Electric Utilities 0.7%
ALLETE, Inc. 8,760 462,528
Genie Energy Ltd., Class B(a) 2,812 41,421
MGE Energy, Inc. 5,538 379,408
Otter Tail Corp.(a) 6,187 469,717
PNM Resources, Inc.(a) 12,843 572,926
Portland General Electric Co. 14,641 592,668
2,518,668
Electrical Equipment 1.5%
Allient, Inc. 2,047 63,293
Amprius Technologies, Inc.* 768 3,640
Array Technologies, Inc.* 22,776 505,399
Atkore, Inc.*(a) 5,818 867,987
Babcock & Wilcox Enterprises,
Inc.* 8,831 37,179
Blink Charging Co.*(a) 8,465 25,903
Bloom Energy Corp., Class
A*(a) 28,939 383,731
Dragonfly Energy Holdings
Corp.*(a) 1,905 2,934
Encore Wire Corp.(a) 2,405 438,816
Energy Vault Holdings, Inc.*(a) 15,325 39,079
EnerSys 6,201 587,049
Enovix Corp.*(a) 20,610 258,656
Eos Energy Enterprises,
Inc.*(a) 16,575 35,636
ESS Tech, Inc.*(a) 12,975 24,393

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 119
Common Stocks
Shares Value ($)
Electrical Equipment
Fluence Energy, Inc., Class
A*(a) 5,902 135,687
FTC Solar, Inc.*(a) 9,801 12,545
FuelCell Energy, Inc.*(a) 63,648 81,469
GrafTech International Ltd.(a) 30,135 115,417
LSI Industries, Inc.(a) 3,756 59,645
NEXTracker, Inc., Class A*(a) 7,474 300,156
NuScale Power Corp., Class
A*(a) 7,922 38,818
Powell Industries, Inc. 1,410 116,889
Preformed Line Products Co. 364 59,179
SES AI Corp.*(a) 19,304 43,820
Shoals Technologies Group,
Inc., Class A*(a) 25,744 469,828
SKYX Platforms Corp.*(a) 7,888 11,201
Stem, Inc.*(a) 21,415 90,800
SunPower Corp.*(a) 12,927 79,760
Thermon Group Holdings, Inc.* 4,906 134,768
TPI Composites, Inc.*(a) 6,424 17,024
Vicor Corp.* 3,317 195,338
5,236,039
Electronic Equipment, Instruments & Components 2.7%
908 Devices, Inc.*(a) 3,121 20,786
Advanced Energy Industries,
Inc.(a) 5,619 579,431
Aeva Technologies, Inc.*(a) 9,133 6,986
Akoustis Technologies, Inc.*(a) 11,706 8,813
Arlo Technologies, Inc.* 13,059 134,508
Badger Meter, Inc. 4,430 637,344
Bel Fuse, Inc., Class B 1,570 74,920
Belden, Inc. 6,415 619,368
Benchmark Electronics, Inc. 5,494 133,284
Climb Global Solutions, Inc.(a) 559 24,043
CTS Corp. 4,651 194,133
Daktronics, Inc.* 5,703 50,871
ePlus, Inc.* 4,092 259,924
Evolv Technologies Holdings,
Inc.*(a) 16,914 82,202
Fabrinet*(a) 5,537 922,575
FARO Technologies, Inc.* 2,757 41,989
Insight Enterprises, Inc.*(a) 4,338 631,179
Iteris, Inc.*(a) 5,626 23,292
Itron, Inc.* 6,850 414,973
Kimball Electronics, Inc.* 3,653 100,019
Knowles Corp.*(a) 13,862 205,296
Lightwave Logic, Inc.*(a) 16,917 75,619
Luna Innovations, Inc.*(a) 4,771 27,958
Methode Electronics, Inc. 5,365 122,590
MicroVision, Inc.*(a) 26,846 58,793
Mirion Technologies, Inc.,
Class A*(a) 29,822 222,770
Napco Security Technologies,
Inc. 4,668 103,863
nLight, Inc.* 6,464 67,226
Novanta, Inc.* 5,385 772,424
OSI Systems, Inc.* 2,406 284,004
PAR Technology Corp.*(a) 4,044 155,856
PC Connection, Inc. 1,695 90,479
Plexus Corp.*(a) 4,120 383,078
Richardson Electronics Ltd.(a) 1,752 19,149
Rogers Corp.* 2,602 342,085
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Sanmina Corp.* 8,635 468,708
ScanSource, Inc.* 3,827 115,996
SmartRent, Inc., Class A*(a) 27,918 72,866
TTM Technologies, Inc.* 15,446 198,945
Vishay Intertechnology, Inc.(a) 19,247 475,786
Vishay Precision Group, Inc.* 1,705 57,254
Vuzix Corp.*(a) 8,846 32,111
9,313,496
Energy Equipment & Services 3.0%
Archrock, Inc. 21,176 266,818
Atlas Energy Solutions, Inc.,
Class A(a) 2,476 55,042
Borr Drilling Ltd.*(a) 33,040 234,584
Bristow Group, Inc., Class A* 3,589 101,102
Cactus, Inc., Class A(a) 9,686 486,334
ChampionX Corp. 30,007 1,068,849
Core Laboratories, Inc. 6,982 167,638
Diamond Offshore Drilling,
Inc.* 15,347 225,294
DMC Global, Inc.* 2,871 70,253
Dril-Quip, Inc.* 5,240 147,611
Expro Group Holdings NV* 13,218 307,054
Forum Energy Technologies,
Inc.* 1,376 33,052
Helix Energy Solutions Group,
Inc.*(a) 22,063 246,444
Helmerich & Payne, Inc. 14,738 621,354
KLX Energy Services
Holdings, Inc.*(a) 1,834 21,733
Kodiak Gas Services, Inc.* 2,230 39,872
Liberty Energy, Inc., Class A(a) 24,909 461,315
Mammoth Energy Services,
Inc.*(a) 3,270 15,173
Nabors Industries Ltd.*(a) 1,416 174,366
Newpark Resources, Inc.* 11,269 77,869
Noble Corp. plc 16,645 843,069
Oceaneering International,
Inc.* 15,123 388,964
Oil States International, Inc.* 9,662 80,871
Patterson-UTI Energy, Inc. 53,599 741,810
ProFrac Holding Corp., Class
A*(a) 4,055 44,118
ProPetro Holding Corp.* 15,202 161,597
Ranger Energy Services, Inc.,
Class A 1,801 25,538
RPC, Inc.(a) 12,765 114,119
SEACOR Marine Holdings,
Inc.* 3,435 47,678
Seadrill Ltd.* 7,578 339,419
Select Water Solutions, Inc.,
Class A 12,552 99,788
Solaris Oilfield Infrastructure,
Inc., Class A 4,833 51,520
TETRA Technologies, Inc.* 18,389 117,322
Tidewater, Inc.* 7,121 506,089
US Silica Holdings, Inc.* 11,018 154,693
Valaris Ltd.* 9,239 692,740
Weatherford International
plc*(a) 10,694 965,989
10,197,081

120 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Entertainment 0.4%
Atlanta Braves Holdings, Inc.,
Class A*(a) 1,614 63,059
Atlanta Braves Holdings, Inc.,
Class C* 6,700 239,391
Cinemark Holdings, Inc.*(a) 16,649 305,509
IMAX Corp.* 6,886 133,038
Lions Gate Entertainment
Corp., Class A* 9,590 81,323
Lions Gate Entertainment
Corp., Class B* 16,577 130,461
Loop Media, Inc.*(a) 5,283 2,626
Madison Square Garden
Entertainment Corp., Class
A* 6,406 210,821
Marcus Corp. (The)(a) 3,453 53,522
Playstudios, Inc.*(a) 12,987 41,299
Reservoir Media, Inc.*(a) 2,894 17,653
Sphere Entertainment Co.* 3,977 147,785
Vivid Seats, Inc., Class A* 3,595 23,080
1,449,567
Financial Services 2.3%
Acacia Research Corp.* 5,497 20,064
Alerus Financial Corp. 2,974 54,067
A-Mark Precious Metals, Inc.
(a) 2,816 82,593
AvidXchange Holdings,
Inc.*(a) 22,562 213,888
Banco Latinoamericano de
Comercio Exterior SA, Class
E 4,252 90,142
Cannae Holdings, Inc.* 11,078 206,494
Cantaloupe, Inc.* 9,085 56,781
Cass Information Systems,
Inc. 2,127 79,231
Compass Diversified Holdings 9,781 183,589
Enact Holdings, Inc. 4,533 123,434
Essent Group Ltd. 16,134 762,977
EVERTEC, Inc. 9,821 365,145
Federal Agricultural Mortgage
Corp., Class C 1,372 211,700
Finance of America Cos., Inc.,
Class A*(a) 7,374 9,439
Flywire Corp.* 14,483 461,863
I3 Verticals, Inc., Class A* 3,335 70,502
International Money Express,
Inc.* 5,116 86,614
Jackson Financial, Inc., Class
A 12,366 472,629
Marqeta, Inc., Class A* 73,432 439,123
Merchants Bancorp 2,485 68,884
Mr. Cooper Group, Inc.* 9,912 530,887
NewtekOne, Inc.(a) 3,747 55,268
NMI Holdings, Inc., Class A* 12,416 336,349
Ocwen Financial Corp.*(a) 983 25,440
Pagseguro Digital Ltd., Class
A* 29,801 256,587
Payoneer Global, Inc.* 40,072 245,241
Paysafe Ltd.*(a) 4,973 59,626
Paysign, Inc.*(a) 4,431 8,641
PennyMac Financial Services,
Inc.(a) 3,910 260,406
Common Stocks
Shares Value ($)
Financial Services
Priority Technology Holdings,
Inc.* 2,909 9,425
Radian Group, Inc.(a) 23,555 591,466
Remitly Global, Inc.* 19,696 496,733
Repay Holdings Corp., Class
A* 12,281 93,213
Security National Financial
Corp., Class A*(a) 2,360 18,502
StoneCo Ltd., Class A* 43,615 465,372
Velocity Financial, Inc.* 1,120 12,656
Walker & Dunlop, Inc.(a) 4,806 356,797
Waterstone Financial, Inc. 2,832 31,010
7,912,778
Food Products 1.2%
Alico, Inc. 1,170 29,203
B&G Foods, Inc.(a) 11,047 109,255
Benson Hill, Inc.*(a) 26,419 8,758
Beyond Meat, Inc.*(a) 8,879 85,416
BRC, Inc., Class A*(a) 6,089 21,860
Calavo Growers, Inc. 2,682 67,667
Cal-Maine Foods, Inc. 5,724 277,156
Dole plc(a) 10,641 123,223
Forafric Global plc* 651 7,350
Fresh Del Monte Produce, Inc. 5,343 138,063
Hain Celestial Group, Inc.
(The)* 13,497 139,964
Hostess Brands, Inc., Class A* 20,001 666,233
J & J Snack Foods Corp. 2,251 368,376
John B Sanfilippo & Son, Inc. 1,345 132,886
Lancaster Colony Corp. 2,943 485,683
Limoneira Co.(a) 2,422 37,105
Mission Produce, Inc.*(a) 7,128 68,999
Seneca Foods Corp., Class A* 744 40,050
Simply Good Foods Co. (The)* 13,570 468,436
Sovos Brands, Inc.* 7,638 172,237
SunOpta, Inc.* 13,619 45,896
TreeHouse Foods, Inc.*(a) 7,849 342,059
Utz Brands, Inc.(a) 10,415 139,874
Vital Farms, Inc.* 4,710 54,542
Westrock Coffee Co.*(a) 4,134 36,627
4,066,918
Gas Utilities 0.9%
Brookfield Infrastructure Corp.,
Class A(a) 14,883 525,965
Chesapeake Utilities Corp. 2,637 257,767
New Jersey Resources Corp. 14,667 595,920
Northwest Natural Holding Co. 5,484 209,270
ONE Gas, Inc.(a) 8,389 572,801
RGC Resources, Inc.(a) 1,082 18,719
Southwest Gas Holdings, Inc.
(a) 9,391 567,310
Spire, Inc.(a) 7,854 444,379
3,192,131
Ground Transportation 0.5%
ArcBest Corp. 3,622 368,176
Covenant Logistics Group,
Inc., Class A 1,198 52,532
Daseke, Inc.* 5,963 30,590
FTAI Infrastructure, Inc. 14,404 46,381
Heartland Express, Inc. 6,545 96,146

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 121
Common Stocks
Shares Value ($)
Ground Transportation
Marten Transport Ltd. 8,882 175,064
PAM Transportation Services,
Inc.* 941 20,279
RXO, Inc.* 17,589 347,031
TuSimple Holdings, Inc., Class
A* 25,958 40,495
Universal Logistics Holdings,
Inc. 955 24,047
Werner Enterprises, Inc. 9,480 369,246
1,569,987
Health Care Equipment & Supplies 3.0%
Accuray, Inc.*(a) 13,673 37,191
Alphatec Holdings, Inc.*(a) 12,104 156,989
AngioDynamics, Inc.* 5,579 40,783
Artivion, Inc.*(a) 5,738 86,988
AtriCure, Inc.* 7,084 310,279
Atrion Corp. 197 81,395
Avanos Medical, Inc.* 7,018 141,904
Axogen, Inc.* 6,418 32,090
Axonics, Inc.*(a) 7,318 410,686
Beyond Air, Inc.*(a) 3,893 8,993
Butterfly Network, Inc.*(a) 20,256 23,902
Cerus Corp.* 26,970 43,691
ClearPoint Neuro, Inc.*(a) 3,367 16,869
CONMED Corp. 4,611 465,019
Cutera, Inc.*(a) 3,025 18,211
CVRx, Inc.* 1,636 24,818
Embecta Corp. 8,654 130,243
Glaukos Corp.* 7,041 529,835
Haemonetics Corp.*(a) 7,520 673,642
Inari Medical, Inc.*(a) 8,036 525,554
Inmode Ltd.*(a) 11,601 353,366
Inogen, Inc.* 3,620 18,896
Integer Holdings Corp.* 4,995 391,758
iRadimed Corp. 1,046 46,411
iRhythm Technologies, Inc.*(a) 4,638 437,178
KORU Medical Systems,
Inc.*(a) 4,214 11,378
Lantheus Holdings, Inc.* 10,229 710,711
LeMaitre Vascular, Inc. 2,945 160,444
LivaNova plc* 8,228 435,097
Merit Medical Systems, Inc.* 8,574 591,777
Nano-X Imaging Ltd.*(a) 6,795 44,575
Neogen Corp.* 32,805 608,205
Nevro Corp.* 5,251 100,924
Omnicell, Inc.* 6,704 301,948
OraSure Technologies, Inc.* 11,118 65,930
Orchestra BioMed Holdings,
Inc.*(a) 1,999 17,431
Orthofix Medical, Inc.* 5,414 69,624
OrthoPediatrics Corp.*(a) 2,322 74,304
Outset Medical, Inc.*(a) 7,404 80,556
Paragon 28, Inc.* 6,604 82,880
PROCEPT BioRobotics
Corp.*(a) 5,432 178,224
Pulmonx Corp.*(a) 5,714 59,026
Pulse Biosciences, Inc.*(a) 2,248 9,059
RxSight, Inc.* 4,061 113,261
Sanara Medtech, Inc.*(a) 526 16,374
Semler Scientific, Inc.* 712 18,063
SI-BONE, Inc.* 5,360 113,846
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Sight Sciences, Inc.* 3,605 12,149
Silk Road Medical, Inc.* 5,870 87,991
STAAR Surgical Co.*(a) 7,273 292,229
Surmodics, Inc.* 2,093 67,164
Tactile Systems Technology,
Inc.* 3,497 49,133
Tela Bio, Inc.* 2,240 17,920
TransMedics Group, Inc.*(a) 4,753 260,227
Treace Medical Concepts,
Inc.* 6,680 87,575
UFP Technologies, Inc.*(a) 1,088 175,658
Utah Medical Products, Inc. 445 38,270
Varex Imaging Corp.*(a) 5,778 108,569
Vicarious Surgical, Inc., Class
A* 11,193 6,612
Zimvie, Inc.* 3,974 37,395
Zynex, Inc.*(a) 3,154 25,232
10,136,452
Health Care Providers & Services 2.6%
23andMe Holding Co., Class
A*(a) 39,371 38,493
Accolade, Inc.* 10,022 106,033
AdaptHealth Corp., Class A*(a) 14,311 130,230
Addus HomeCare Corp.* 2,373 202,156
Agiliti, Inc.* 4,297 27,887
AirSculpt Technologies,
Inc.*(a) 2,144 14,665
Alignment Healthcare, Inc.* 12,946 89,845
AMN Healthcare Services,
Inc.* 5,983 509,632
Apollo Medical Holdings, Inc.* 6,431 198,396
Aveanna Healthcare Holdings,
Inc.*(a) 8,039 9,566
Brookdale Senior Living,
Inc.*(a) 27,947 115,701
Cano Health, Inc.*(a) 36,372 9,224
CareMax, Inc.*(a) 11,552 24,490
Castle Biosciences, Inc.* 3,739 63,152
Community Health Systems,
Inc.*(a) 19,521 56,611
CorVel Corp.* 1,315 258,595
Cross Country Healthcare,
Inc.* 5,068 125,636
DocGo, Inc.*(a) 11,669 62,196
Enhabit, Inc.* 7,512 84,510
Ensign Group, Inc. (The)(a) 8,156 757,937
Fulgent Genetics, Inc.*(a) 3,045 81,423
Guardant Health, Inc.* 17,083 506,340
HealthEquity, Inc.* 12,665 925,178
Hims & Hers Health, Inc.* 18,611 117,063
InfuSystem Holdings, Inc.*(a) 2,391 23,049
Innovage Holding Corp.*(a) 2,750 16,472
Invitae Corp.*(a) 38,083 23,048
Joint Corp. (The)* 2,244 20,174
LifeStance Health Group,
Inc.*(a) 15,905 109,267
ModivCare, Inc.* 1,813 57,128
National HealthCare Corp. 1,820 116,444
National Research Corp.(a) 2,083 92,423
NeoGenomics, Inc.* 19,359 238,116
OPKO Health, Inc.*(a) 60,959 97,534

122 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Option Care Health, Inc.* 25,616 828,678
Owens & Minor, Inc.*(a) 11,093 179,263
P3 Health Partners, Inc.*(a) 6,298 9,258
Patterson Cos., Inc. 12,965 384,283
Pediatrix Medical Group, Inc.* 12,860 163,451
Pennant Group, Inc. (The)* 4,426 49,261
PetIQ, Inc., Class A* 4,012 79,036
Privia Health Group, Inc.*(a) 16,689 383,847
Progyny, Inc.* 11,720 398,714
Quipt Home Medical Corp.* 5,166 26,295
RadNet, Inc.* 8,932 251,793
Select Medical Holdings Corp. 15,505 391,811
Surgery Partners, Inc.*(a) 10,155 297,034
US Physical Therapy, Inc. 2,195 201,347
Viemed Healthcare, Inc.* 4,490 30,218
8,982,903
Health Care REITs 0.6%
CareTrust REIT, Inc. 15,651 320,846
Community Healthcare Trust,
Inc. 3,880 115,236
Diversified Healthcare Trust(a) 34,849 67,607
Global Medical REIT, Inc.(a) 10,182 91,333
LTC Properties, Inc. 6,380 204,989
National Health Investors, Inc. 6,550 336,408
Physicians Realty Trust(a) 36,681 447,141
Sabra Health Care REIT, Inc. 35,255 491,455
Universal Health Realty
Income Trust 2,165 87,531
2,162,546
Health Care Technology 0.5%
American Well Corp., Class A* 37,528 43,908
Computer Programs &
Systems, Inc.* 2,114 33,697
Definitive Healthcare Corp.,
Class A*(a) 7,022 56,106
Evolent Health, Inc., Class
A*(a) 16,562 450,983
Health Catalyst, Inc.* 8,660 87,639
HealthStream, Inc. 3,889 83,925
Multiplan Corp.*(a) 59,552 100,047
NextGen Healthcare, Inc.* 8,279 196,461
OptimizeRx Corp.* 2,621 20,391
Phreesia, Inc.* 7,716 144,135
Schrodinger, Inc.*(a) 8,279 234,047
Sharecare, Inc.*(a) 47,928 45,072
Simulations Plus, Inc.(a) 2,416 100,747
Veradigm, Inc.* 16,153 212,251
1,809,409
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.(a) 32,985 505,990
Braemar Hotels & Resorts,
Inc.(a) 9,817 27,193
Chatham Lodging Trust 7,140 68,330
DiamondRock Hospitality Co. 32,123 257,948
Hersha Hospitality Trust, Class
A 4,960 48,905
Pebblebrook Hotel Trust(a) 18,369 249,635
RLJ Lodging Trust 24,463 239,493
Ryman Hospitality Properties,
Inc. 8,699 724,453
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Service Properties Trust 24,677 189,766
Summit Hotel Properties, Inc.
(a) 16,386 95,039
Sunstone Hotel Investors, Inc. 31,965 298,873
Xenia Hotels & Resorts, Inc. 16,843 198,410
2,904,035
Hotels, Restaurants & Leisure 2.2%
Accel Entertainment, Inc.,
Class A* 7,738 84,731
Bally's Corp.*(a) 4,638 60,804
Biglari Holdings, Inc., Class B* 109 18,094
BJ's Restaurants, Inc.* 3,506 82,251
Bloomin' Brands, Inc.(a) 13,256 325,965
Bluegreen Vacations Holding
Corp., Class A 1,535 56,304
Bowlero Corp., Class A*(a) 4,466 42,963
Brinker International, Inc.* 6,728 212,537
Carrols Restaurant Group,
Inc.* 5,291 34,868
Century Casinos, Inc.* 4,640 23,803
Cheesecake Factory, Inc.
(The)(a) 7,352 222,766
Chuy's Holdings, Inc.* 2,752 97,916
Cracker Barrel Old Country
Store, Inc.(a) 3,353 225,322
Dave & Buster's
Entertainment, Inc.*(a) 5,434 201,438
Denny's Corp.* 7,699 65,211
Dine Brands Global, Inc. 2,384 117,889
El Pollo Loco Holdings, Inc. 3,932 35,191
Everi Holdings, Inc.* 12,532 165,673
Fiesta Restaurant Group, Inc.* 2,329 19,703
First Watch Restaurant Group,
Inc.*(a) 3,251 56,210
Full House Resorts, Inc.* 5,321 22,721
Global Business Travel Group
I* 4,673 25,701
Golden Entertainment, Inc. 3,131 107,018
Hilton Grand Vacations, Inc.* 12,249 498,534
Inspired Entertainment, Inc.* 3,122 37,339
International Game
Technology plc 16,361 496,066
Jack in the Box, Inc. 3,082 212,843
Krispy Kreme, Inc.(a) 13,486 168,170
Kura Sushi USA, Inc., Class
A*(a) 884 58,450
Life Time Group Holdings,
Inc.* 6,766 102,911
Light & Wonder, Inc.*(a) 13,763 981,715
Lindblad Expeditions Holdings,
Inc.*(a) 4,993 35,950
Monarch Casino & Resort, Inc. 2,077 128,982
Mondee Holdings, Inc., Class
A*(a) 6,602 23,569
Nathan's Famous, Inc. 319 22,541
Noodles & Co., Class A* 6,632 16,315
ONE Group Hospitality, Inc.
(The)* 3,598 19,789
Papa John's International, Inc.
(a) 4,946 337,416
PlayAGS, Inc.* 5,370 35,012

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 123
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Portillo's, Inc., Class A* 6,761 104,052
Potbelly Corp.* 3,639 28,384
RCI Hospitality Holdings, Inc.
(a) 1,273 77,220
Red Robin Gourmet Burgers,
Inc.*(a) 2,358 18,958
Red Rock Resorts, Inc., Class
A 7,188 294,708
Rush Street Interactive, Inc.* 8,968 41,432
Sabre Corp.*(a) 49,681 223,068
SeaWorld Entertainment, Inc.* 5,518 255,207
Shake Shack, Inc., Class A* 5,676 329,605
Six Flags Entertainment Corp.* 10,824 254,472
Super Group SGHC Ltd.*(a) 20,197 74,527
Sweetgreen, Inc., Class A*(a) 14,665 172,314
Target Hospitality Corp.*(a) 4,946 78,542
Xponential Fitness, Inc., Class
A*(a) 3,676 56,978
7,490,148
Household Durables 2.0%
Beazer Homes USA, Inc.* 4,467 111,273
Cavco Industries, Inc.*(a) 1,314 349,077
Century Communities, Inc. 4,357 290,960
Cricut, Inc., Class A(a) 7,200 66,888
Dream Finders Homes, Inc.,
Class A*(a) 3,621 80,495
Ethan Allen Interiors, Inc.(a) 3,549 106,115
GoPro, Inc., Class A*(a) 20,161 63,306
Green Brick Partners, Inc.* 3,933 163,259
Helen of Troy Ltd.*(a) 3,648 425,211
Hooker Furnishings Corp.(a) 1,597 31,062
Hovnanian Enterprises, Inc.,
Class A* 704 71,569
Installed Building Products,
Inc.(a) 3,555 443,984
iRobot Corp.*(a) 4,167 157,929
KB Home 10,942 506,396
Landsea Homes Corp.* 2,129 19,140
La-Z-Boy, Inc.(a) 6,445 199,022
Legacy Housing Corp.* 1,200 23,292
LGI Homes, Inc.* 3,115 309,911
Lovesac Co. (The)*(a) 2,163 43,087
M/I Homes, Inc.* 4,085 343,303
MDC Holdings, Inc. 8,954 369,173
Meritage Homes Corp. 5,459 668,127
Purple Innovation, Inc., Class
A(a) 8,758 14,976
Skyline Champion Corp.* 8,046 512,691
Snap One Holdings Corp.* 2,953 27,286
Sonos, Inc.*(a) 19,051 245,948
Taylor Morrison Home Corp.,
Class A* 15,820 674,090
Traeger, Inc.* 5,223 14,259
Tri Pointe Homes, Inc.* 14,796 404,671
United Homes Group, Inc.*(a) 678 3,797
Vizio Holding Corp., Class A* 11,417 61,766
VOXX International Corp.,
Class A*(a) 1,940 15,481
6,817,544
Household Products 0.3%
Central Garden & Pet Co.* 1,465 64,665
Common Stocks
Shares Value ($)
Household Products
Central Garden & Pet Co.,
Class A* 5,938 238,055
Energizer Holdings, Inc.(a) 10,843 347,410
Oil-Dri Corp. of America(a) 718 44,336
WD-40 Co. 2,054 417,455
1,111,921
Independent Power and Renewable Electricity Producers
0.3%
Altus Power, Inc., Class A* 9,953 52,253
Montauk Renewables, Inc.* 9,968 90,808
Ormat Technologies, Inc.(a) 8,052 562,996
Sunnova Energy International,
Inc.*(a) 15,221 159,364
865,421
Industrial Conglomerates 0.0%
†
Brookfield Business Corp.,
Class A(a) 3,942 71,271
Industrial REITs 0.5%
Innovative Industrial
Properties, Inc. 4,185 316,637
LXP Industrial Trust 43,588 387,933
Plymouth Industrial REIT, Inc. 6,507 136,322
Terreno Realty Corp.(a) 12,298 698,526
1,539,418
Insurance 1.8%
Ambac Financial Group, Inc.* 6,990 84,299
American Coastal Insurance
Corp.*(a) 2,940 21,638
American Equity Investment
Life Holding Co. 11,701 627,642
AMERISAFE, Inc. 3,149 157,670
Argo Group International
Holdings Ltd.(a) 4,992 148,961
BRP Group, Inc., Class A*(a) 9,141 212,345
CNO Financial Group, Inc. 17,798 422,347
Crawford & Co., Class A 2,335 21,809
Donegal Group, Inc., Class A 2,925 41,696
eHealth, Inc.* 3,786 28,016
Employers Holdings, Inc. 3,619 144,579
Enstar Group Ltd.* 1,830 442,860
F&G Annuities & Life, Inc.(a) 2,808 78,792
Fidelis Insurance Holdings
Ltd.* 2,415 35,452
Genworth Financial, Inc.,
Class A* 63,171 370,182
GoHealth, Inc., Class A* 657 9,520
Goosehead Insurance, Inc.,
Class A*(a) 3,268 243,564
Greenlight Capital Re Ltd.,
Class A* 3,835 41,188
HCI Group, Inc. 1,022 55,484
Hippo Holdings, Inc.*(a) 1,749 13,940
Horace Mann Educators Corp. 5,449 160,092
Investors Title Co. 216 31,987
James River Group Holdings
Ltd. 4,775 73,296
Kingsway Financial Services,
Inc.*(a) 1,171 8,841
Lemonade, Inc.*(a) 7,827 90,950
Maiden Holdings Ltd.*(a) 12,618 22,208

124 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
MBIA, Inc.*(a) 7,856 56,642
Mercury General Corp. 4,387 122,968
National Western Life Group,
Inc., Class A 347 151,809
NI Holdings, Inc.* 1,529 19,678
Oscar Health, Inc., Class A* 23,266 129,592
Palomar Holdings, Inc.* 3,641 184,781
ProAssurance Corp. 6,970 131,663
Safety Insurance Group, Inc. 1,931 131,675
Selective Insurance Group,
Inc. 9,196 948,751
Selectquote, Inc.* 22,130 25,892
SiriusPoint Ltd.* 13,911 141,475
Skyward Specialty Insurance
Group, Inc.*(a) 3,632 99,372
Stewart Information Services
Corp. 3,485 152,643
Tiptree, Inc., Class A 3,884 65,096
Trupanion, Inc.*(a) 6,118 172,528
United Fire Group, Inc. 3,360 66,360
Universal Insurance Holdings,
Inc. 4,059 56,907
6,247,190
Interactive Media & Services 0.7%
Bumble, Inc., Class A* 15,098 225,262
Cargurus, Inc., Class A* 14,943 261,801
Cars.com, Inc.* 9,974 168,162
DHI Group, Inc.* 6,050 18,513
Eventbrite, Inc., Class A* 11,549 113,873
EverQuote, Inc., Class A*(a) 3,294 23,816
fuboTV, Inc.*(a) 42,779 114,220
Grindr, Inc.* 5,915 34,011
MediaAlpha, Inc., Class A* 3,092 25,540
Nextdoor Holdings, Inc.* 22,351 40,679
Outbrain, Inc.* 5,650 27,516
QuinStreet, Inc.* 8,251 74,012
Shutterstock, Inc.(a) 3,789 144,171
System1, Inc.* 3,839 4,645
TrueCar, Inc.* 12,691 26,270
Vimeo, Inc.* 22,015 77,933
Yelp, Inc., Class A* 10,153 422,263
Ziff Davis, Inc.* 7,081 450,989
ZipRecruiter, Inc., Class A* 10,503 125,931
2,379,607
IT Services 0.5%
BigBear.ai Holdings, Inc.*(a) 4,514 6,816
BigCommerce Holdings, Inc.,
Series 1* 10,316 101,819
Brightcove, Inc.* 6,532 21,490
DigitalOcean Holdings, Inc.*(a) 9,605 230,808
Fastly, Inc., Class A*(a) 17,800 341,226
Grid Dynamics Holdings,
Inc.*(a) 8,123 98,938
Hackett Group, Inc. (The) 3,896 91,907
Information Services Group,
Inc. 5,028 22,023
Perficient, Inc.* 5,170 299,136
Rackspace Technology, Inc.* 9,045 21,256
Squarespace, Inc., Class A* 6,712 194,447
Thoughtworks Holding, Inc.*(a) 14,195 57,915
Tucows, Inc., Class A*(a) 1,351 27,574
Common Stocks
Shares Value ($)
IT Services
Unisys Corp.* 10,000 34,500
1,549,855
Leisure Products 0.4%
Acushnet Holdings Corp.(a) 4,600 243,984
AMMO, Inc.*(a) 13,357 26,981
Clarus Corp.(a) 4,367 33,015
Escalade, Inc. 1,232 18,862
Funko, Inc., Class A*(a) 5,390 41,233
JAKKS Pacific, Inc.* 1,006 18,702
Johnson Outdoors, Inc., Class
A(a) 808 44,190
Latham Group, Inc.* 6,923 19,384
Malibu Boats, Inc., Class A* 3,081 151,031
Marine Products Corp. 1,063 15,105
MasterCraft Boat Holdings,
Inc.* 2,446 54,350
Smith & Wesson Brands, Inc. 6,985 90,176
Solo Brands, Inc., Class A*(a) 3,415 17,416
Sturm Ruger & Co., Inc. 2,565 133,688
Topgolf Callaway Brands
Corp.*(a) 21,564 298,446
Vista Outdoor, Inc.*(a) 8,687 287,713
1,494,276
Life Sciences Tools & Services 0.4%
Adaptive Biotechnologies
Corp.* 17,390 94,776
Akoya Biosciences, Inc.* 3,898 18,126
BioLife Solutions, Inc.* 5,321 73,483
Codexis, Inc.* 10,060 19,013
CryoPort, Inc.* 5,959 81,698
Cytek Biosciences, Inc.*(a) 18,369 101,397
Harvard Bioscience, Inc.* 5,680 24,424
MaxCyte, Inc.*(a) 13,228 41,271
Mesa Laboratories, Inc. 769 80,799
NanoString Technologies,
Inc.*(a) 6,974 11,995
Nautilus Biotechnology, Inc.,
Class A* 8,320 26,291
OmniAb, Inc.*(a) 13,912 72,203
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.* 38,157 318,611
Quanterix Corp.* 5,379 145,986
Quantum-Si, Inc.*(a) 15,042 24,970
Seer, Inc., Class A* 8,495 18,774
SomaLogic, Inc.*(a) 23,254 55,577
1,209,394
Machinery 3.7%
374Water, Inc.* 8,478 10,513
3D Systems Corp.* 19,218 94,360
Alamo Group, Inc. 1,518 262,402
Albany International Corp.,
Class A 4,694 404,998
Astec Industries, Inc. 3,385 159,467
Barnes Group, Inc. 7,453 253,178
Blue Bird Corp.* 2,747 58,648
Chart Industries, Inc.*(a) 6,465 1,093,361
CIRCOR International, Inc.* 3,060 170,595
Columbus McKinnon Corp. 4,341 151,544

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 125
Common Stocks
Shares Value ($)
Machinery
Commercial Vehicle Group,
Inc.* 4,727 36,682
Desktop Metal, Inc., Class
A*(a) 40,602 59,279
Douglas Dynamics, Inc. 3,440 103,819
Energy Recovery, Inc.* 8,494 180,158
Enerpac Tool Group Corp.,
Class A 8,649 228,593
EnPro Industries, Inc. 3,157 382,597
ESCO Technologies, Inc. 3,845 401,572
Federal Signal Corp. 8,939 533,926
Franklin Electric Co., Inc. 6,896 615,330
Gencor Industries, Inc.* 1,220 17,239
Gorman-Rupp Co. (The) 3,482 114,558
Greenbrier Cos., Inc. (The) 4,560 182,400
Helios Technologies, Inc. 4,906 272,185
Hillenbrand, Inc. 10,315 436,428
Hillman Solutions Corp.* 29,036 239,547
Hyliion Holdings Corp.*(a) 22,896 27,017
Hyster-Yale Materials
Handling, Inc. 1,636 72,933
John Bean Technologies Corp.
(a) 4,782 502,780
Kadant, Inc. 1,748 394,261
Kennametal, Inc. 12,494 310,851
Lindsay Corp. 1,702 200,291
Luxfer Holdings plc 4,095 53,440
Manitowoc Co., Inc. (The)* 5,302 79,795
Mayville Engineering Co., Inc.* 1,593 17,475
Microvast Holdings, Inc.*(a) 16,610 31,393
Miller Industries, Inc. 1,581 61,991
Mueller Industries, Inc. 8,461 635,929
Mueller Water Products, Inc.,
Class A(a) 23,409 296,826
Nikola Corp.*(a) 90,299 141,769
Omega Flex, Inc. 477 37,554
Park-Ohio Holdings Corp. 1,231 24,509
Proto Labs, Inc.*(a) 3,960 104,544
REV Group, Inc.(a) 4,688 75,008
Shyft Group, Inc. (The) 5,328 79,760
SPX Technologies, Inc.* 6,613 538,298
Standex International Corp. 1,776 258,745
Tennant Co. 2,792 207,027
Terex Corp. 10,114 582,769
Titan International, Inc.* 7,685 103,210
Trinity Industries, Inc. 12,167 296,266
Velo3D, Inc.*(a) 13,912 21,703
Wabash National Corp. 7,164 151,304
Watts Water Technologies,
Inc., Class A 4,089 706,661
12,477,488
Marine Transportation 0.3%
Costamare, Inc.(a) 6,970 67,051
Eagle Bulk Shipping, Inc.(a) 1,454 61,112
Genco Shipping & Trading Ltd.
(a) 6,516 91,159
Golden Ocean Group Ltd.(a) 18,384 144,866
Himalaya Shipping Ltd.* 1,468 7,090
Matson, Inc. 5,368 476,249
Pangaea Logistics Solutions
Ltd.(a) 4,679 27,512
Common Stocks
Shares Value ($)
Marine Transportation
Safe Bulkers, Inc. 11,382 36,878
911,917
Media 0.7%
Advantage Solutions, Inc.* 14,252 40,476
AMC Networks, Inc., Class A* 4,645 54,718
Boston Omaha Corp., Class A* 3,394 55,628
Cardlytics, Inc.* 5,099 84,134
Clear Channel Outdoor
Holdings, Inc.*(a) 56,095 88,630
Daily Journal Corp.* 190 55,860
Emerald Holding, Inc.*(a) 2,270 10,260
Entravision Communications
Corp., Class A 9,139 33,357
EW Scripps Co. (The), Class
A*(a) 9,061 49,654
Gambling.com Group Ltd.* 1,227 16,049
Gannett Co., Inc.* 20,676 50,656
Gray Television, Inc. 12,970 89,752
iHeartMedia, Inc., Class A* 16,177 51,119
Integral Ad Science Holding
Corp.* 7,228 85,941
John Wiley & Sons, Inc., Class
A 6,592 245,025
Magnite, Inc.*(a) 20,307 153,115
PubMatic, Inc., Class A*(a) 6,624 80,150
Scholastic Corp. 4,070 155,230
Sinclair, Inc. 5,405 60,644
Stagwell, Inc., Class A* 11,991 56,238
TechTarget, Inc.* 4,005 121,592
TEGNA, Inc. 30,535 444,895
Thryv Holdings, Inc.*(a) 4,632 86,943
Townsquare Media, Inc., Class
A(a) 1,528 13,324
Urban One, Inc.* 1,698 8,541
Urban One, Inc., Class A* 1,171 5,878
WideOpenWest, Inc.*(a) 7,624 58,324
2,256,133
Metals & Mining 1.9%
5E Advanced Materials,
Inc.*(a) 6,368 14,392
Alpha Metallurgical Resources,
Inc. 1,887 490,110
Arch Resources, Inc. 2,748 468,974
ATI, Inc.* 19,392 797,981
Caledonia Mining Corp. plc(a) 2,051 20,223
Carpenter Technology Corp. 7,215 484,920
Century Aluminum Co.*(a) 8,072 58,038
Coeur Mining, Inc.* 51,144 113,540
Commercial Metals Co. 17,649 872,037
Compass Minerals
International, Inc.(a) 5,116 142,992
Constellium SE, Class A* 19,120 347,984
Contango ORE, Inc.*(a) 434 7,873
Dakota Gold Corp.*(a) 7,459 19,244
Haynes International, Inc. 1,905 88,621
Hecla Mining Co. 92,225 360,600
i-80 Gold Corp.* 27,622 42,262
Ivanhoe Electric, Inc.*(a) 8,329 99,115
Kaiser Aluminum Corp. 2,390 179,871
Materion Corp.(a) 3,087 314,596
Novagold Resources, Inc.* 36,912 141,742

126 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Metals & Mining
Olympic Steel, Inc. 1,447 81,336
Perpetua Resources Corp.* 5,196 16,939
Piedmont Lithium, Inc.*(a) 2,723 108,103
PolyMet Mining Corp.* 3,621 7,532
Ramaco Resources, Inc.,
Class A(a) 3,456 37,981
Ramaco Resources, Inc.,
Class B(a) 691 8,244
Ryerson Holding Corp. 3,644 106,004
Schnitzer Steel Industries,
Inc., Class A 4,025 112,096
SunCoke Energy, Inc. 12,288 124,723
TimkenSteel Corp.* 6,667 144,807
Tredegar Corp. 4,091 22,132
Warrior Met Coal, Inc. 7,767 396,738
Worthington Industries, Inc. 4,590 283,754
6,515,504
Mortgage Real Estate Investment Trusts (REITs) 1.2%
AFC Gamma, Inc.(a) 2,363 27,742
Angel Oak Mortgage REIT, Inc. 1,703 14,526
Apollo Commercial Real
Estate Finance, Inc.(a) 22,094 223,812
Arbor Realty Trust, Inc.(a) 24,899 377,967
Ares Commercial Real Estate
Corp.(a) 8,515 81,063
ARMOUR Residential REIT,
Inc.(a) 34,408 146,234
Blackstone Mortgage Trust,
Inc., Class A(a) 25,823 561,650
BrightSpire Capital, Inc., Class
A(a) 20,268 126,878
Chicago Atlantic Real Estate
Finance, Inc. 2,337 34,401
Chimera Investment Corp.(a) 36,643 200,071
Claros Mortgage Trust, Inc.(a) 13,599 150,677
Dynex Capital, Inc.(a) 8,184 97,717
Ellington Financial, Inc.(a) 9,575 119,400
Franklin BSP Realty Trust, Inc.
(a) 12,430 164,573
Granite Point Mortgage Trust,
Inc. 7,976 38,923
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc.(a) 15,701 332,861
Invesco Mortgage Capital, Inc.
(a) 6,472 64,785
KKR Real Estate Finance
Trust, Inc.(a) 8,910 105,762
Ladder Capital Corp., Class A 16,970 174,112
MFA Financial, Inc. 15,210 146,166
New York Mortgage Trust, Inc. 13,838 117,484
Nexpoint Real Estate Finance,
Inc. 1,188 19,436
Orchid Island Capital, Inc.(a) 6,631 56,430
PennyMac Mortgage
Investment Trust(a) 13,670 169,508
Ready Capital Corp.(a) 24,001 242,650
Redwood Trust, Inc.(a) 17,425 124,240
TPG RE Finance Trust, Inc.(a) 10,417 70,106
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Two Harbors Investment Corp. 14,572 192,933
4,182,107
Multi-Utilities 0.4%
Avista Corp. 10,875 352,024
Black Hills Corp. 10,265 519,306
Northwestern Energy Group,
Inc. 9,294 446,670
Unitil Corp. 2,310 98,660
1,416,660
Office REITs 0.7%
Brandywine Realty Trust 26,714 121,282
City Office REIT, Inc. 6,201 26,354
COPT Defense Properties 16,899 402,703
Douglas Emmett, Inc.(a) 11,726 149,624
Easterly Government
Properties, Inc., Class A(a) 14,416 164,775
Equity Commonwealth 15,829 290,779
Hudson Pacific Properties, Inc. 20,695 137,622
JBG SMITH Properties 16,468 238,127
Office Properties Income
Trust(a) 7,536 30,898
Orion Office REIT, Inc. 8,563 44,613
Paramount Group, Inc.(a) 29,075 134,326
Peakstone Realty Trust(a) 5,475 91,104
Piedmont Office Realty Trust,
Inc., Class A 19,609 110,203
Postal Realty Trust, Inc., Class
A 3,118 42,093
SL Green Realty Corp.(a) 8,505 317,236
2,301,739
Oil, Gas & Consumable Fuels 5.4%
Amplify Energy Corp.* 5,927 43,563
Ardmore Shipping Corp. 6,142 79,907
Berry Corp. 12,278 100,680
California Resources Corp.(a) 10,810 605,468
Callon Petroleum Co.* 9,179 359,082
Centrus Energy Corp., Class
A*(a) 1,877 106,538
Chord Energy Corp. 6,360 1,030,765
Civitas Resources, Inc.(a) 10,514 850,267
Clean Energy Fuels Corp.*(a) 25,598 98,040
CNX Resources Corp.*(a) 24,056 543,184
Comstock Resources, Inc.(a) 13,773 151,916
CONSOL Energy, Inc.(a) 5,045 529,271
Crescent Energy Co., Class
A(a) 5,728 72,402
CVR Energy, Inc.(a) 4,970 169,129
Delek US Holdings, Inc. 10,361 294,356
Denbury, Inc.* 7,680 752,717
DHT Holdings, Inc. 20,706 213,272
Dorian LPG Ltd. 4,899 140,748
Earthstone Energy, Inc., Class
A* 8,658 175,238
Empire Petroleum Corp.*(a) 1,530 14,734
Encore Energy Corp.* 20,826 67,893
Energy Fuels, Inc.* 23,465 192,882
Enviva, Inc.(a) 4,664 34,840
Equitrans Midstream Corp. 65,657 615,206
Evolution Petroleum Corp.(a) 4,403 30,117

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 127
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Excelerate Energy, Inc., Class
A 2,900 49,416
FLEX LNG Ltd.(a) 4,419 133,277
Gevo, Inc.*(a) 38,577 45,907
Golar LNG Ltd. 15,457 374,987
Granite Ridge Resources, Inc.
(a) 3,387 20,661
Green Plains, Inc.*(a) 5,719 172,142
Gulfport Energy Corp.* 1,657 196,620
Hallador Energy Co.*(a) 3,180 45,856
HighPeak Energy, Inc.(a) 1,620 27,346
International Seaways, Inc.(a) 6,054 272,430
Kinetik Holdings, Inc., Class
A(a) 2,568 86,670
Kosmos Energy Ltd.* 68,582 561,001
Magnolia Oil & Gas Corp.,
Class A(a) 27,819 637,333
Matador Resources Co. 17,118 1,018,179
Murphy Oil Corp. 22,651 1,027,223
NACCO Industries, Inc., Class
A 573 20,095
NextDecade Corp.*(a) 4,704 24,084
Nordic American Tankers Ltd. 30,301 124,840
Northern Oil and Gas, Inc.(a) 12,287 494,306
Overseas Shipholding Group,
Inc., Class A* 8,420 36,964
Par Pacific Holdings, Inc.* 8,782 315,625
PBF Energy, Inc., Class A 17,154 918,254
Peabody Energy Corp. 18,705 486,143
Permian Resources Corp.,
Class A(a) 41,356 577,330
PrimeEnergy Resources
Corp.*(a) 74 8,583
REX American Resources
Corp.* 2,466 100,416
Riley Exploration Permian, Inc.
(a) 1,322 42,026
Ring Energy, Inc.*(a) 19,283 37,602
SandRidge Energy, Inc. 3,038 47,575
Scorpio Tankers, Inc. 7,442 402,761
SFL Corp. Ltd. 16,905 188,491
SilverBow Resources, Inc.*(a) 2,694 96,364
Sitio Royalties Corp., Class
A(a) 12,168 294,587
SM Energy Co. 18,135 719,053
Talos Energy, Inc.* 16,530 271,753
Teekay Corp.* 9,356 57,727
Teekay Tankers Ltd., Class A 3,531 146,996
Tellurian, Inc.*(a) 78,293 90,820
Uranium Energy Corp.*(a) 55,576 286,216
VAALCO Energy, Inc.(a) 16,270 71,425
Verde Clean Fuels, Inc.*(a) 699 2,635
Vertex Energy, Inc.*(a) 10,179 45,297
Vital Energy, Inc.*(a) 2,514 139,326
Vitesse Energy, Inc.(a) 3,717 85,082
W&T Offshore, Inc.* 15,523 67,991
World Kinect Corp. 9,357 209,877
18,351,507
Paper & Forest Products 0.1%
Clearwater Paper Corp.* 2,477 89,792
Glatfelter Corp.*(a) 6,936 13,872
Common Stocks
Shares Value ($)
Paper & Forest Products
Sylvamo Corp.(a) 5,580 245,185
348,849
Passenger Airlines 0.4%
Allegiant Travel Co. 2,427 186,539
Blade Air Mobility, Inc.*(a) 9,653 25,001
Frontier Group Holdings,
Inc.*(a) 5,920 28,653
Hawaiian Holdings, Inc.*(a) 7,633 48,317
JetBlue Airways Corp.* 49,947 229,756
Joby Aviation, Inc.*(a) 42,036 271,132
SkyWest, Inc.* 6,652 278,985
Spirit Airlines, Inc. 16,426 271,029
Sun Country Airlines Holdings,
Inc.*(a) 5,644 83,757
1,423,169
Personal Care Products 0.9%
Beauty Health Co. (The)* 12,420 74,768
BellRing Brands, Inc.* 20,169 831,568
Edgewell Personal Care Co.(a) 7,786 287,770
elf Beauty, Inc.* 8,020 880,837
Herbalife Ltd.*(a) 14,728 206,045
Inter Parfums, Inc. 2,761 370,913
Medifast, Inc.(a) 1,641 122,829
Nature's Sunshine Products,
Inc.* 2,114 35,029
Nu Skin Enterprises, Inc.,
Class A 7,937 168,344
Thorne HealthTech, Inc.*(a) 2,106 21,460
USANA Health Sciences, Inc.* 1,730 101,395
Waldencast plc, Class A*(a) 5,220 49,172
3,150,130
Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.* 10,643 72,905
Amneal Pharmaceuticals, Inc.* 18,544 78,256
Amphastar Pharmaceuticals,
Inc.* 5,765 265,132
Amylyx Pharmaceuticals, Inc.* 7,707 141,115
ANI Pharmaceuticals, Inc.* 2,182 126,687
Arvinas, Inc.* 7,453 146,377
Assertio Holdings, Inc.*(a) 13,126 33,603
Atea Pharmaceuticals, Inc.* 12,355 37,065
Axsome Therapeutics, Inc.*(a) 5,291 369,788
Biote Corp., Class A* 1,539 7,880
Bright Green Corp.*(a) 9,488 3,756
Cara Therapeutics, Inc.* 7,085 11,903
Cassava Sciences, Inc.*(a) 5,978 99,474
Citius Pharmaceuticals,
Inc.*(a) 17,486 11,967
Collegium Pharmaceutical,
Inc.*(a) 5,172 115,594
Corcept Therapeutics, Inc.*(a) 12,071 328,874
CorMedix, Inc.*(a) 8,284 30,651
Cymabay Therapeutics, Inc.* 14,891 222,025
Edgewise Therapeutics,
Inc.*(a) 6,605 37,847
Enliven Therapeutics, Inc.*(a) 3,400 46,444
Evolus, Inc.*(a) 6,226 56,906
Eyenovia, Inc.*(a) 3,825 6,349
EyePoint Pharmaceuticals,
Inc.*(a) 3,716 29,691

128 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Harmony Biosciences
Holdings, Inc.* 4,977 163,096
Harrow, Inc.* 4,375 62,869
Ikena Oncology, Inc.*(a) 3,026 13,103
Innoviva, Inc.*(a) 8,957 116,351
Intra-Cellular Therapies, Inc.* 14,089 733,896
Ligand Pharmaceuticals, Inc.* 2,487 149,021
Liquidia Corp.*(a) 7,017 44,488
Longboard Pharmaceuticals,
Inc.*(a) 2,158 11,998
Marinus Pharmaceuticals,
Inc.*(a) 7,464 60,085
NGM Biopharmaceuticals,
Inc.* 6,878 7,359
Nuvation Bio, Inc.* 22,014 29,499
Ocular Therapeutix, Inc.*(a) 11,904 37,379
Omeros Corp.*(a) 9,036 26,385
Optinose, Inc.*(a) 10,065 12,380
Pacira BioSciences, Inc.* 6,883 211,170
Phathom Pharmaceuticals,
Inc.*(a) 4,639 48,106
Phibro Animal Health Corp.,
Class A 3,214 41,043
Pliant Therapeutics, Inc.*(a) 8,499 147,373
Prestige Consumer
Healthcare, Inc.* 7,529 430,584
Rain Oncology, Inc.* 5,357 4,617
Revance Therapeutics, Inc.* 12,457 142,882
Scilex Holding Co.*(a) 9,936 13,910
scPharmaceuticals, Inc.*(a) 4,250 30,260
SIGA Technologies, Inc.(a) 7,082 37,180
Supernus Pharmaceuticals,
Inc.* 7,265 200,296
Taro Pharmaceutical Industries
Ltd.* 1,177 44,385
Tarsus Pharmaceuticals,
Inc.*(a) 3,451 61,324
Terns Pharmaceuticals,
Inc.*(a) 6,372 32,051
Theravance Biopharma,
Inc.*(a) 8,185 70,637
Theseus Pharmaceuticals,
Inc.* 2,825 7,599
Third Harmonic Bio, Inc.*(a) 3,273 20,914
Trevi Therapeutics, Inc.* 6,083 13,261
Ventyx Biosciences, Inc.*(a) 7,023 243,909
Verrica Pharmaceuticals,
Inc.*(a) 3,081 11,970
WaVe Life Sciences Ltd.*(a) 8,614 49,530
Xeris Biopharma Holdings,
Inc.* 21,127 39,296
Zevra Therapeutics, Inc.*(a) 5,162 24,881
5,675,376
Professional Services 2.4%
Alight, Inc., Class A* 60,477 428,782
ASGN, Inc.* 7,356 600,838
Asure Software, Inc.* 3,099 29,317
Barrett Business Services, Inc. 1,002 90,420
BlackSky Technology, Inc.,
Class A*(a) 18,256 21,359
CBIZ, Inc.* 7,182 372,746
Common Stocks
Shares Value ($)
Professional Services
Conduent, Inc.* 26,608 92,596
CRA International, Inc. 1,018 102,574
CSG Systems International,
Inc.(a) 4,863 248,597
ExlService Holdings, Inc.* 24,216 679,017
Exponent, Inc. 7,570 647,992
First Advantage Corp.(a) 8,443 116,429
FiscalNote Holdings, Inc.* 9,675 20,124
Forrester Research, Inc.* 1,832 52,945
Franklin Covey Co.* 1,668 71,591
Heidrick & Struggles
International, Inc. 3,031 75,836
HireQuest, Inc.(a) 773 11,927
HireRight Holdings Corp.*(a) 2,403 22,853
Huron Consulting Group, Inc.* 2,878 299,772
IBEX Holdings Ltd.* 1,730 26,728
ICF International, Inc. 2,806 338,993
Innodata, Inc.*(a) 3,765 32,115
Insperity, Inc. 5,462 533,091
Kelly Services, Inc., Class A 4,821 87,694
Kforce, Inc. 2,981 177,846
Korn Ferry 7,818 370,886
Legalzoom.com, Inc.* 15,767 172,491
Maximus, Inc. 9,140 682,575
Mistras Group, Inc.*(a) 2,906 15,838
NV5 Global, Inc.* 2,057 197,945
Planet Labs PBC*(a) 25,457 66,188
Resources Connection, Inc. 5,026 74,938
Skillsoft Corp.*(a) 11,485 10,180
Sterling Check Corp.*(a) 4,725 59,629
TriNet Group, Inc.*(a) 5,695 663,354
TrueBlue, Inc.* 4,440 65,135
TTEC Holdings, Inc. 2,995 78,529
Upwork, Inc.* 18,517 210,353
Verra Mobility Corp., Class A* 21,231 397,020
Willdan Group, Inc.* 1,764 36,038
8,283,281
Real Estate Management & Development 0.7%
American Realty Investors,
Inc.*(a) 366 5,351
Anywhere Real Estate, Inc.* 16,668 107,175
Compass, Inc., Class A* 45,448 131,799
Cushman & Wakefield plc*(a) 24,335 185,433
DigitalBridge Group, Inc. 24,244 426,210
Douglas Elliman, Inc. 11,808 26,686
eXp World Holdings, Inc.(a) 10,846 176,139
Forestar Group, Inc.* 2,702 72,792
FRP Holdings, Inc.* 1,026 55,373
Kennedy-Wilson Holdings, Inc.
(a) 18,380 270,921
Marcus & Millichap, Inc.(a) 3,618 106,152
Maui Land & Pineapple Co.,
Inc.*(a) 874 11,581
Newmark Group, Inc., Class A 20,996 135,004
Opendoor Technologies,
Inc.*(a) 82,349 217,401
RE/MAX Holdings, Inc., Class
A 2,763 35,753
Redfin Corp.*(a) 15,928 112,133
RMR Group, Inc. (The), Class
A 2,277 55,832

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 129
Common Stocks
Shares Value ($)
Real Estate Management & Development
St Joe Co. (The) 5,192 282,082
Stratus Properties, Inc.* 834 22,852
Tejon Ranch Co.* 2,733 44,329
Transcontinental Realty
Investors, Inc.* 178 5,450
2,486,448
Residential REITs 0.4%
Apartment Investment and
Management Co., Class
A*(a) 22,089 150,205
BRT Apartments Corp. 1,783 30,792
Centerspace 2,384 143,660
Clipper Realty, Inc. 2,440 12,639
Elme Communities 13,072 178,302
Independence Realty Trust,
Inc. 34,163 480,673
NexPoint Residential Trust,
Inc. 3,382 108,833
UMH Properties, Inc. 8,492 119,058
Veris Residential, Inc. 12,021 198,347
1,422,509
Retail REITs 1.2%
Acadia Realty Trust 12,772 183,278
Alexander's, Inc.(a) 322 58,678
CBL & Associates Properties,
Inc.(a) 4,102 86,060
Getty Realty Corp.(a) 7,101 196,911
InvenTrust Properties Corp.(a) 10,726 255,386
Kite Realty Group Trust(a) 32,903 704,782
Macerich Co. (The)(a) 33,110 361,230
NETSTREIT Corp.(a) 9,886 154,024
Phillips Edison & Co., Inc.(a) 17,680 592,987
Retail Opportunity Investments
Corp. 19,428 240,519
RPT Realty 12,791 135,073
Saul Centers, Inc.(a) 1,746 61,581
SITE Centers Corp. 29,396 362,453
Tanger Factory Outlet Centers,
Inc.(a) 15,468 349,577
Urban Edge Properties(a) 17,692 269,980
Whitestone REIT 7,288 70,183
4,082,702
Semiconductors & Semiconductor Equipment 3.1%
ACM Research, Inc., Class A* 7,303 132,221
Aehr Test Systems*(a) 3,886 177,590
Alpha & Omega
Semiconductor Ltd.* 3,550 105,932
Ambarella, Inc.* 5,724 303,544
Amkor Technology, Inc. 15,404 348,130
Atomera, Inc.*(a) 3,049 19,087
Axcelis Technologies, Inc.* 4,903 799,434
CEVA, Inc.* 3,564 69,106
Cohu, Inc.* 7,083 243,939
Credo Technology Group
Holding Ltd.* 14,673 223,763
Diodes, Inc.* 6,786 535,008
FormFactor, Inc.* 11,697 408,693
Ichor Holdings Ltd.*(a) 4,397 136,131
Impinj, Inc.*(a) 3,453 190,019
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
indie Semiconductor, Inc.,
Class A*(a) 20,687 130,328
inTEST Corp.* 1,533 23,256
Kulicke & Soffa Industries, Inc.
(a) 8,325 404,845
MACOM Technology Solutions
Holdings, Inc.* 8,104 661,124
Maxeon Solar Technologies
Ltd.*(a) 4,424 51,274
MaxLinear, Inc., Class A* 11,299 251,403
Navitas Semiconductor Corp.,
Class A*(a) 16,412 114,063
NVE Corp.(a) 686 56,348
Onto Innovation, Inc.* 7,354 937,782
PDF Solutions, Inc.*(a) 4,659 150,952
Photronics, Inc.* 9,270 187,347
Power Integrations, Inc. 8,535 651,306
Rambus, Inc.* 16,428 916,518
Semtech Corp.*(a) 9,458 243,543
Silicon Laboratories, Inc.* 4,785 554,534
SiTime Corp.*(a) 2,577 294,422
SkyWater Technology, Inc.* 2,649 15,947
SMART Global Holdings,
Inc.*(a) 7,475 182,016
Synaptics, Inc.* 5,925 529,932
Transphorm, Inc.*(a) 5,074 11,264
Ultra Clean Holdings, Inc.* 6,740 199,976
Veeco Instruments, Inc.*(a) 7,546 212,118
10,472,895
Software 5.4%
8x8, Inc.*(a) 17,015 42,878
A10 Networks, Inc. 10,568 158,837
ACI Worldwide, Inc.* 16,567 373,752
Adeia, Inc. 16,113 172,087
Agilysys, Inc.* 3,073 203,310
Alarm.com Holdings, Inc.* 7,177 438,802
Alkami Technology, Inc.*(a) 6,069 110,577
Altair Engineering, Inc., Class
A*(a) 8,123 508,175
American Software, Inc., Class
A 5,207 59,672
Amplitude, Inc., Class A* 10,360 119,865
Appfolio, Inc., Class A* 2,897 529,079
Appian Corp., Class A* 6,175 281,642
Applied Digital Corp.*(a) 10,251 63,966
Asana, Inc., Class A*(a) 11,948 218,768
Aurora Innovation, Inc.*(a) 50,190 117,947
AvePoint, Inc.* 22,939 154,150
Bit Digital, Inc.*(a) 11,208 23,985
Blackbaud, Inc.* 6,541 459,963
BlackLine, Inc.* 8,458 469,165
Box, Inc., Class A* 21,175 512,647
Braze, Inc., Class A* 7,916 369,915
C3.ai, Inc., Class A*(a) 9,129 232,972
Cerence, Inc.*(a) 6,233 126,966
Cipher Mining, Inc.*(a) 5,951 13,866
Cleanspark, Inc.*(a) 16,754 63,833
Clear Secure, Inc., Class A 12,569 239,314
CommVault Systems, Inc.* 6,655 449,945
Consensus Cloud Solutions,
Inc.* 3,057 76,975

130 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Software
CoreCard Corp.* 976 19,520
Couchbase, Inc.*(a) 5,128 87,996
CS Disco, Inc.*(a) 3,220 21,381
Digimarc Corp.*(a) 2,116 68,749
Digital Turbine, Inc.* 14,091 85,251
Domo, Inc., Class B* 4,448 43,635
E2open Parent Holdings,
Inc.*(a) 25,824 117,241
Ebix, Inc.(a) 3,945 38,977
eGain Corp.* 3,411 20,909
Enfusion, Inc., Class A*(a) 5,647 50,654
EngageSmart, Inc.* 7,180 129,168
Envestnet, Inc.* 6,895 303,587
Everbridge, Inc.* 6,260 140,349
EverCommerce, Inc.* 3,476 34,864
Expensify, Inc., Class A* 8,499 27,622
Freshworks, Inc., Class A*(a) 24,276 483,578
Instructure Holdings, Inc.*(a) 2,742 69,647
Intapp, Inc.* 3,352 112,359
InterDigital, Inc. 4,068 326,416
Jamf Holding Corp.*(a) 10,466 184,830
Kaltura, Inc.* 11,922 20,625
LivePerson, Inc.* 11,083 43,113
LiveRamp Holdings, Inc.* 9,956 287,131
LiveVox Holdings, Inc.*(a) 4,142 13,834
Marathon Digital Holdings,
Inc.*(a) 26,044 221,374
Matterport, Inc.*(a) 38,365 83,252
MeridianLink, Inc.*(a) 3,955 67,472
MicroStrategy, Inc., Class
A*(a) 1,663 545,930
Mitek Systems, Inc.*(a) 6,120 65,606
Model N, Inc.*(a) 5,512 134,548
N-able, Inc.* 10,467 135,024
NextNav, Inc.*(a) 7,795 40,066
Olo, Inc., Class A* 15,691 95,087
ON24, Inc.(a) 4,525 28,643
OneSpan, Inc.* 6,055 65,091
PagerDuty, Inc.*(a) 13,384 301,006
PowerSchool Holdings, Inc.,
Class A*(a) 8,399 190,321
Progress Software Corp. 6,513 342,454
PROS Holdings, Inc.*(a) 6,739 233,304
Q2 Holdings, Inc.* 8,563 276,328
Qualys, Inc.* 5,606 855,195
Rapid7, Inc.*(a) 9,026 413,210
Red Violet, Inc.*(a) 1,649 32,997
Rimini Street, Inc.* 6,988 15,374
Riot Platforms, Inc.*(a) 25,732 240,080
Sapiens International Corp.
NV 4,618 131,290
SEMrush Holdings, Inc., Class
A* 4,740 40,290
SolarWinds Corp.* 7,865 74,246
SoundHound AI, Inc., Class
A*(a) 21,434 43,082
SoundThinking, Inc.* 1,386 24,809
Sprinklr, Inc., Class A* 15,576 215,572
Sprout Social, Inc., Class A*(a) 7,288 363,525
SPS Commerce, Inc.* 5,527 942,961
Tenable Holdings, Inc.* 17,203 770,694
Terawulf, Inc.*(a) 20,447 25,763
Common Stocks
Shares Value ($)
Software
Varonis Systems, Inc., Class
B* 16,313 498,199
Verint Systems, Inc.* 9,618 221,118
Veritone, Inc.*(a) 3,676 9,484
Viant Technology, Inc., Class
A* 2,617 14,655
Weave Communications, Inc.* 4,768 38,859
Workiva, Inc., Class A* 7,376 747,484
Xperi, Inc.* 6,445 63,548
Yext, Inc.* 16,155 102,261
Zeta Global Holdings Corp.,
Class A* 21,149 176,594
Zuora, Inc., Class A* 19,223 158,398
18,369,683
Specialized REITs 0.4%
Farmland Partners, Inc.(a) 7,688 78,879
Four Corners Property Trust,
Inc. 13,416 297,701
Gladstone Land Corp. 5,048 71,833
Outfront Media, Inc. 22,912 231,411
PotlatchDeltic Corp. 11,928 541,412
Safehold, Inc.(a) 6,725 119,705
Uniti Group, Inc. 35,696 168,485
1,509,426
Specialty Retail 2.5%
1-800-Flowers.com, Inc.,
Class A* 4,156 29,092
Aaron's Co., Inc. (The) 4,783 50,078
Abercrombie & Fitch Co.,
Class A*(a) 7,289 410,881
Academy Sports & Outdoors,
Inc. 11,295 533,915
American Eagle Outfitters, Inc. 27,381 454,798
America's Car-Mart, Inc.*(a) 932 84,803
Arko Corp. 12,165 86,980
Asbury Automotive Group,
Inc.* 3,114 716,438
BARK, Inc.*(a) 17,866 21,439
Big 5 Sporting Goods Corp.(a) 3,349 23,476
Boot Barn Holdings, Inc.* 4,458 361,945
Buckle, Inc. (The) 4,520 150,923
Build-A-Bear Workshop, Inc. 2,007 59,026
Caleres, Inc.(a) 5,232 150,472
Camping World Holdings, Inc.,
Class A 6,384 130,297
CarParts.com, Inc.* 8,128 33,487
Carvana Co., Class A*(a) 14,478 607,786
Cato Corp. (The), Class A(a) 2,624 20,100
Chico's FAS, Inc.* 18,712 139,966
Children's Place, Inc. (The)* 1,726 46,654
Designer Brands, Inc., Class
A(a) 7,747 98,077
Destination XL Group, Inc.* 9,352 41,897
Duluth Holdings, Inc., Class B* 1,620 9,736
Envela Corp.* 924 4,380
EVgo, Inc., Class A*(a) 15,318 51,775
Foot Locker, Inc.(a) 12,610 218,783
Genesco, Inc.* 1,780 54,860
Group 1 Automotive, Inc. 2,108 566,441
GrowGeneration Corp.*(a) 8,995 26,265
Guess?, Inc.(a) 4,312 93,312

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 131
Common Stocks
Shares Value ($)
Specialty Retail
Haverty Furniture Cos., Inc. 2,220 63,892
Hibbett, Inc. 1,846 87,703
J Jill, Inc.* 490 14,504
Lands' End, Inc.* 2,516 18,795
Lazydays Holdings, Inc.* 1,548 11,765
Leslie's, Inc.*(a) 26,837 151,897
MarineMax, Inc.*(a) 3,268 107,256
Monro, Inc. 4,704 130,630
National Vision Holdings, Inc.* 11,628 188,141
ODP Corp. (The)* 5,033 232,273
OneWater Marine, Inc., Class
A* 1,715 43,938
Overstock.com, Inc.*(a) 6,907 109,269
PetMed Express, Inc. 3,451 35,373
Rent the Runway, Inc., Class
A*(a) 6,610 4,499
Revolve Group, Inc., Class
A*(a) 6,147 83,661
Sally Beauty Holdings, Inc.*(a) 16,346 136,979
Shoe Carnival, Inc. 2,706 65,025
Signet Jewelers Ltd.(a) 6,696 480,840
Sleep Number Corp.* 3,329 81,860
Sonic Automotive, Inc., Class
A(a) 2,407 114,958
Sportsman's Warehouse
Holdings, Inc.*(a) 5,835 26,199
Stitch Fix, Inc., Class A* 13,358 46,085
ThredUp, Inc., Class A*(a) 11,067 44,379
Tile Shop Holdings, Inc.*(a) 3,839 21,076
Tilly's, Inc., Class A* 2,773 22,517
Torrid Holdings, Inc.*(a) 1,699 3,755
Upbound Group, Inc.(a) 8,260 243,257
Urban Outfitters, Inc.* 9,605 313,987
Warby Parker, Inc., Class A* 12,662 166,632
Winmark Corp. 417 155,595
Zumiez, Inc.* 2,532 45,070
8,529,892
Technology Hardware, Storage & Peripherals 0.9%
Avid Technology, Inc.* 5,241 140,826
CompoSecure, Inc.*(a) 2,189 14,119
Corsair Gaming, Inc.* 5,657 82,196
CPI Card Group, Inc.*(a) 600 11,112
Eastman Kodak Co.*(a) 8,630 36,332
Immersion Corp.(a) 5,003 33,070
Intevac, Inc.*(a) 3,353 10,428
IonQ, Inc.*(a) 24,234 360,602
Super Micro Computer, Inc.* 6,978 1,913,507
Turtle Beach Corp.* 2,558 23,214
Xerox Holdings Corp. 17,647 276,881
2,902,287
Textiles, Apparel & Luxury Goods 0.5%
Allbirds, Inc., Class A*(a) 14,980 16,628
Figs, Inc., Class A*(a) 19,896 117,386
Fossil Group, Inc.* 6,867 14,146
G-III Apparel Group Ltd.* 6,254 155,850
Hanesbrands, Inc. 53,950 213,642
Kontoor Brands, Inc.(a) 8,534 374,728
Movado Group, Inc. 2,318 63,397
Oxford Industries, Inc. 2,289 220,042
Rocky Brands, Inc. 1,191 17,508
Steven Madden Ltd.(a) 11,303 359,096
Common Stocks
Shares Value ($)
Textiles, Apparel & Luxury Goods
Vera Bradley, Inc.* 3,799 25,111
Wolverine World Wide, Inc. 11,522 92,867
1,670,401
Tobacco 0.1%
Turning Point Brands, Inc. 2,547 58,810
Universal Corp. 3,641 171,892
Vector Group Ltd. 21,722 231,122
461,824
Trading Companies & Distributors 2.2%
Alta Equipment Group, Inc.(a) 3,295 39,738
Applied Industrial
Technologies, Inc. 5,792 895,501
Beacon Roofing Supply, Inc.* 8,109 625,772
BlueLinx Holdings, Inc.* 1,293 106,142
Boise Cascade Co. 6,002 618,446
Custom Truck One Source,
Inc.*(a) 8,074 50,059
Distribution Solutions Group,
Inc.* 1,374 35,724
DXP Enterprises, Inc.* 2,163 75,575
EVI Industries, Inc.* 660 16,381
FTAI Aviation Ltd. 15,017 533,854
GATX Corp. 5,325 579,520
Global Industrial Co. 1,992 66,732
GMS, Inc.* 6,195 396,294
H&E Equipment Services, Inc. 4,923 212,624
Herc Holdings, Inc. 4,253 505,852
Hudson Technologies, Inc.* 6,555 87,181
Karat Packaging, Inc. 665 15,335
McGrath RentCorp 3,653 366,177
MRC Global, Inc.* 12,527 128,402
NOW, Inc.* 16,146 191,653
Rush Enterprises, Inc., Class A 9,285 379,106
Rush Enterprises, Inc., Class
B 1,506 68,207
Textainer Group Holdings Ltd. 6,320 235,420
Titan Machinery, Inc.*(a) 3,102 82,451
Transcat, Inc.* 1,133 111,000
Triton International Ltd.∞ 8,201 652,390
Veritiv Corp. 1,964 331,720
Willis Lease Finance Corp.* 363 15,355
Xometry, Inc., Class A*(a) 5,234 88,873
7,511,484
Water Utilities 0.5%
American States Water Co. 5,517 434,078
Artesian Resources Corp.,
Class A 1,277 53,621
Cadiz, Inc.*(a) 6,055 20,042
California Water Service
Group 8,667 410,036
Consolidated Water Co. Ltd.(a) 2,209 62,824
Global Water Resources, Inc. 1,601 15,610
Middlesex Water Co. 2,589 171,521
Pure Cycle Corp.* 3,202 30,739
SJW Group(a) 4,845 291,233
York Water Co. (The) 1,918 71,906
1,561,610
Wireless Telecommunication Services 0.2%
Gogo, Inc.* 9,976 119,014

132 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Wireless Telecommunication Services
Shenandoah
Telecommunications Co. 7,404 152,597
Spok Holdings, Inc. 2,445 34,890
Telephone & Data Systems,
Inc. 14,914 273,075
Tingo Group, Inc.*(a) 17,126 17,554
597,130
Total Common Stocks
(cost $281,542,482) 337,951,974
Rights 0.0%
†
Number of
Rights
Biotechnology 0.0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 99
99
Pharmaceuticals 0.0%
†
Chinook Therapeutics, Inc.,
CVR*∞ 8,695 0
Total Rights
(cost $6,480) 99
Repurchase Agreements 5.8%
Principal
Amount ($)
Bank of America NA,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Agency Securities, 3.50%,
maturing 4/1/2042 -
4/1/2046; total market
value $2,040,000.(b) 2,000,000 2,000,000
BofA Securities, Inc.,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$2,000,884, collateralized
by U.S. Government
Treasury Securities,
2.75%,  maturing
8/15/2032; total market
value $2,040,002.(b) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$1,885,929, collateralized
by U.S. Government
Agency Securities,
ranging from 1.50%
- 7.50%, maturing
12/1/2023 - 8/20/2073;
total market value
$1,922,795.(b) 1,885,093 1,885,093
Repurchase Agreements
Principal
Amount ($) Value ($)
Credit Suisse AG,
5.30%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$7,003,092, collateralized
by U.S. Government
Treasury Securities,
ranging from 1.38%
- 5.00%, maturing
5/15/2037 - 2/15/2052;
total market value
$7,143,156.(b) 7,000,000 7,000,000
MetLife, Inc.,
5.31%, dated 9/29/2023,
due 10/2/2023,
repurchase price
$7,003,098, collateralized
by U.S. Government
Treasury Securities,
0.00%, maturing
5/15/2046; total market
value $7,143,912.(b) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $19,885,093) 19,885,093
Total Investments
(cost $301,487,387) — 104.8% 357,881,674
Liabilities in excess of other assets — (4.8)% (16,492,058)
NET ASSETS — 100.0%
$ 341,389,616
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $74,614,046, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,885,093 and by
$57,620,709 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $77,505,802.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$19,885,093.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 133
Futures contracts outstanding as of September 30, 2023:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 46 12/2023 USD 4,136,780 (86,408)
Net contracts (86,408)
As of September 30, 2023, the Fund had $317,400 segregated as collateral with the broker for open futures contracts.
Currency:
USD United States Dollar

134 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 135
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 44,508 $ – $ – $ 44,508
Common Stocks
Aerospace & Defense 3,011,598 – – 3,011,598
Air Freight & Logistics 849,677 – – 849,677
Automobile Components 5,110,131 – – 5,110,131
Automobiles 473,396 – – 473,396
Banks 28,616,870 – – 28,616,870
Beverages 1,385,403 – – 1,385,403
Biotechnology 22,291,325 – – 22,291,325
Broadline Retail 279,425 – – 279,425
Building Products 6,258,857 – – 6,258,857
Capital Markets 4,762,841 – – 4,762,841
Chemicals 6,489,589 – – 6,489,589
Commercial Services & Supplies 5,365,386 – – 5,365,386
Communications Equipment 2,364,381 – – 2,364,381
Construction & Engineering 5,522,609 – – 5,522,609
Construction Materials 1,037,710 – – 1,037,710
Consumer Finance 2,615,769 – – 2,615,769
Consumer Staples Distribution & Retail 1,956,466 – – 1,956,466
Containers & Packaging 1,034,957 – – 1,034,957
Distributors 21,167 – – 21,167
Diversified Consumer Services 3,922,743 – – 3,922,743
Diversified REITs 2,078,891 – – 2,078,891
Diversified Telecommunication Services 1,402,577 – – 1,402,577
Electric Utilities 2,518,668 – – 2,518,668
Electrical Equipment 5,236,039 – – 5,236,039
Electronic Equipment, Instruments &
Components 9,313,496 – – 9,313,496
Energy Equipment & Services 10,197,081 – – 10,197,081
Entertainment 1,449,567 – – 1,449,567
Financial Services 7,912,778 – – 7,912,778
Food Products 4,066,918 – – 4,066,918
Gas Utilities 3,192,131 – – 3,192,131
Ground Transportation 1,569,987 – – 1,569,987
Health Care Equipment & Supplies 10,136,452 – – 10,136,452
Health Care Providers & Services 8,982,903 – – 8,982,903
Health Care REITs 2,162,546 – – 2,162,546
Health Care Technology 1,809,409 – – 1,809,409
Hotel & Resort REITs 2,904,035 – – 2,904,035
Hotels, Restaurants & Leisure 7,490,148 – – 7,490,148
Household Durables 6,817,544 – – 6,817,544
Household Products 1,111,921 – – 1,111,921
Independent Power and Renewable
Electricity Producers 865,421 – – 865,421
Industrial Conglomerates 71,271 – – 71,271
Industrial REITs 1,539,418 – – 1,539,418
Insurance 6,247,190 – – 6,247,190
Interactive Media & Services 2,379,607 – – 2,379,607
IT Services 1,549,855 – – 1,549,855
Leisure Products 1,494,276 – – 1,494,276
Life Sciences Tools & Services 1,209,394 – – 1,209,394
Machinery 12,477,488 – – 12,477,488
Marine Transportation 911,917 – – 911,917
Media 2,256,133 – – 2,256,133
Metals & Mining 6,515,504 – – 6,515,504
Mortgage Real Estate Investment Trusts
(REITs) 4,182,107 – – 4,182,107
Multi-Utilities 1,416,660 – – 1,416,660
Office REITs 2,301,739 – – 2,301,739
Oil, Gas & Consumable Fuels 18,351,507 – – 18,351,507
Paper & Forest Products 348,849 – – 348,849
Passenger Airlines 1,423,169 – – 1,423,169
Personal Care Products 3,150,130 – – 3,150,130

136 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Small Cap Index Fund
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.
(a) Futures Contracts
The Fund is subject to equity price and/or interest rate risk in the normal course of pursuing its objective. The Fund entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet the Fund's stated investment strategies
Level 1 Level 2 Level 3 Total
Assets:
Pharmaceuticals $ 5,675,376 $ – $ – $ 5,675,376
Professional Services 8,283,281 – – 8,283,281
Real Estate Management & Development 2,486,448 – – 2,486,448
Residential REITs 1,422,509 – – 1,422,509
Retail REITs 4,082,702 – – 4,082,702
Semiconductors & Semiconductor
Equipment 10,472,895 – – 10,472,895
Software 18,369,683 – – 18,369,683
Specialized REITs 1,509,426 – – 1,509,426
Specialty Retail 8,529,892 – – 8,529,892
Technology Hardware, Storage &
Peripherals 2,902,287 – – 2,902,287
Textiles, Apparel & Luxury Goods 1,670,401 – – 1,670,401
Tobacco 461,824 – – 461,824
Trading Companies & Distributors 6,859,094 652,390 – 7,511,484
Water Utilities 1,561,610 – – 1,561,610
Wireless Telecommunication Services 597,130 – – 597,130
Total Common Stocks $ 337,299,584 $ 652,390 $ – $ 337,951,974
Repurchase Agreements – 19,885,093 – 19,885,093
Rights   – – 99 99
Total Assets $ 337,344,092 $ 20,537,483 $ 99 $ 357,881,674
Liabilities:
Futures Contracts $ (86,408) $ – $ – $ (86,408)
Total Liabilities $ (86,408) $ – $ – $ (86,408)
Total $ 337,257,684 $ 20,537,483 $ 99 $ 357,795,266
As of September 30, 2023, the Fund held one common stock investment and one rights investment that were categorized as
Level 3 investments which were each valued at $0.
Rights Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 15,516 15,516
Purchases — —
Sales (15,516) (15,516)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 99 99
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ 99 $ 99
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ — $ —

NVIT Small Cap Index Fund - September 30, 2023 (Unaudited) - Statement of Investments - 137
as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Liabilities: Fair Value
Futures Contracts
Equity risk Unrealized depreciation from futures contracts $ (86,408)
Total $ (86,408)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT Columbia Overseas Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 1
Common Stocks 96.7%
Shares Value ($)
AUSTRALIA 1.7%
Hotels, Restaurants & Leisure 0.5%
Flutter Entertainment plc * 6,968 1,137,338
Metals & Mining 1.2%
Northern Star Resources Ltd. 408,554 2,734,945
3,872,283
CANADA 4.0%
Chemicals 0.5%
Nutrien Ltd. 17,427 1,076,292
Metals & Mining 1.2%
Pan American Silver Corp. 58,147 841,969
Teck Resources Ltd.
, Class B
41,786 1,800,558
2,642,527
Oil, Gas & Consumable Fuels 2.3%
Cameco Corp. (a) 73,711 2,921,904
Teekay Tankers Ltd.
, Class A
23,440 975,807
Vermilion Energy, Inc. (a) 106,951 1,563,624
5,461,335
9,180,154
CHINA 0.9%
Water Utilities 0.9%
Guangdong Investment Ltd. 2,648,000 2,020,100
FINLAND 1.8%
Paper & Forest Products 1.8%
UPM- Kymmene OYJ 120,440 4,119,516
FRANCE 11.5%
Banks 2.1%
BNP Paribas SA 74,920 4,769,627
Biotechnology 0.0%
†
DBV Technologies SA, ADR *(a) 28,997 39,436
Construction & Engineering 1.0%
Eiffage SA 24,824 2,358,006
Insurance 2.5%
AXA SA 195,264 5,783,783
Multi-Utilities 2.0%
Engie SA 296,635 4,548,425
Oil, Gas & Consumable Fuels 3.9%
TotalEnergies SE 134,116 8,825,820
26,325,097
GERMANY 4.1%
Automobiles 0.6%
Mercedes-Benz Group AG 18,082 1,259,449
Machinery 1.2%
Duerr AG 61,724 1,676,474
KION Group AG 27,162 1,046,470
2,722,944
Multi-Utilities 1.3%
E.ON SE 260,146 3,081,572
Pharmaceuticals 1.0%
Bayer AG (Registered) 23,964 1,150,988
Merck KGaA 6,862 1,146,921
2,297,909
9,361,874
GREECE 0.9%
Banks 0.9%
Piraeus Financial Holdings SA * 707,395 2,097,016
Common Stocks
Shares Value ($)
HONG KONG 1.1%
Food Products 1.1%
WH Group Ltd. Reg. S (b) 4,869,877 2,541,044
IRELAND 1.1%
Banks 1.1%
Bank of Ireland Group plc 243,848 2,394,493
Biotechnology 0.0%
†
Amarin Corp. plc, ADR *(a) 25,374 23,344
2,417,837
ISRAEL 3.5%
Banks 0.9%
Bank Hapoalim BM 236,830 2,105,776
Diversified Telecommunication Services 0.6%
Bezeq The Israeli
Telecommunication Corp. Ltd. 1,013,449 1,426,652
Software 2.0%
Check Point Software
Technologies Ltd. * 32,971 4,394,374
7,926,802
JAPAN 22.7%
Automobile Components 0.5%
Koito Manufacturing Co. Ltd. (a) 76,200 1,149,417
Automobiles 1.5%
Toyota Motor Corp. 190,700 3,426,738
Banks 3.4%
Mebuki Financial Group, Inc. (a) 650,000 1,792,621
Sumitomo Mitsui Financial Group,
Inc. (a) 119,100 5,838,660
7,631,281
Commercial Services & Supplies 0.9%
TOPPAN Holdings, Inc. 87,100 2,081,670
Construction & Engineering 0.6%
Kinden Corp. 100,500 1,462,554
Consumer Staples Distribution & Retail 1.8%
MatsukiyoCocokara & Co. 160,200 2,872,028
Tsuruha Holdings, Inc. 19,600 1,316,673
4,188,701
Electronic Equipment, Instruments & Components 1.9%
Daiwabo Holdings Co. Ltd. 169,000 3,236,270
Macnica Holdings, Inc. (a) 23,500 1,103,712
4,339,982
Financial Services 1.9%
ORIX Corp. 236,000 4,406,561
Health Care Providers & Services 0.7%
Ship Healthcare Holdings, Inc. 101,500 1,535,466
Insurance 1.5%
Dai-ichi Life Holdings, Inc. 161,900 3,368,441
Leisure Products 1.4%
Sankyo Co. Ltd. 71,800 3,278,122
Machinery 0.3%
Takuma Co. Ltd. 72,600 751,378
Pharmaceuticals 1.8%
Takeda Pharmaceutical Co. Ltd. 135,900 4,220,503
Specialty Retail 1.5%
Shimamura Co. Ltd. 35,300 3,487,611

2 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
Common Stocks
Shares Value ($)
JAPAN
Trading Companies & Distributors 3.0%
ITOCHU Corp. 114,600 4,140,524
Marubeni Corp. 171,000 2,664,973
6,805,497
52,133,922
NETHERLANDS 10.4%
Banks 2.3%
ING Groep NV 398,638 5,266,098
Consumer Staples Distribution & Retail 2.1%
Koninklijke Ahold Delhaize NV 158,479 4,778,633
Insurance 1.7%
ASR Nederland NV 102,627 3,851,901
Oil, Gas & Consumable Fuels 4.3%
Shell plc 311,550 9,891,719
23,788,351
NORWAY 0.7%
Food Products 0.7%
Leroy Seafood Group ASA 367,315 1,539,799
RUSSIA 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2.4%
Electronic Equipment, Instruments & Components 1.3%
Venture Corp. Ltd. 328,900 2,978,631
Oil, Gas & Consumable Fuels 1.1%
BW LPG Ltd. Reg. S (b) 191,551 2,410,526
5,389,157
SOUTH AFRICA 0.3%
Metals & Mining 0.3%
Sibanye Stillwater Ltd., ADR (a) 108,757 671,031
SOUTH KOREA 0.8%
Broadline Retail 0.2%
Hyundai Home Shopping Network
Corp. 11,396 352,444
Textiles, Apparel & Luxury Goods 0.6%
Youngone Corp. 38,138 1,364,828
1,717,272
SPAIN 3.2%
Banks 2.4%
Banco Santander SA 1,413,945 5,369,276
Electric Utilities 0.6%
Endesa SA 72,889 1,481,464
Energy Equipment & Services 0.2%
Tecnicas Reunidas SA * 37,525 365,824
7,216,564
SWEDEN 0.2%
Entertainment 0.2%
Stillfront Group AB * 286,063 418,405
SWITZERLAND 3.2%
Capital Markets 0.6%
UBS Group AG (Registered) 51,240 1,266,538
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 2.6%
Novartis AG (Registered) 59,128 6,033,653
7,300,191
TAIWAN 1.1%
Insurance 1.1%
Fubon Financial Holding Co. Ltd. 1,333,490 2,509,224
UNITED KINGDOM 12.5%
Capital Markets 1.1%
TP ICAP Group plc 1,196,264 2,463,123
Diversified Telecommunication Services 2.3%
BT Group plc 1,859,449 2,641,261
Liberty Global plc
, Class C
*(a) 136,891 2,540,697
5,181,958
Energy Equipment & Services 0.2%
John Wood Group plc * 204,408 384,741
Household Durables 0.1%
Crest Nicholson Holdings plc 140,254 297,196
Industrial Conglomerates 1.5%
DCC plc 63,021 3,533,069
Insurance 0.8%
Just Group plc 2,152,670 1,883,027
Oil, Gas & Consumable Fuels 1.1%
BP plc 382,990 2,472,908
Pharmaceuticals 0.8%
AstraZeneca plc, ADR 25,900 1,753,948
Tobacco 3.1%
British American Tobacco plc 166,371 5,222,727
Imperial Brands plc 104,391 2,119,852
7,342,579
Wireless Telecommunication Services 1.5%
Vodafone Group plc 3,649,746 3,408,101
28,720,650
UNITED STATES 8.6%
Biotechnology 0.2%
Insmed , Inc. *(a) 16,208 409,252
Sage Therapeutics, Inc. * 4,820 99,196
508,448
Chemicals 0.6%
Livent Corp. *(a) 77,051 1,418,509
Financial Services 1.3%
Burford Capital Ltd. (a) 214,641 3,004,974
Food Products 0.5%
JBS SA 320,351 1,150,359
Oil, Gas & Consumable Fuels 1.8%
Diversified Energy Co. plc Reg. S 2,645,025 2,597,589
Energy Fuels, Inc. *(a) 192,539 1,582,671
4,180,260
Pharmaceuticals 4.2%
Jazz Pharmaceuticals plc * 26,616 3,445,175
Sanofi 55,520 5,957,416
9,402,591
19,665,141
Total Common Stocks
(cost $186,947,707) 220,931,430

NVIT Columbia Overseas Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 3
Exchange Traded Fund 1.8%
Shares Value ($)
UNITED STATES 1.8%
iShares MSCI EAFE Value ETF (a) 84,946 4,156,408
Total Exchange Traded Fund
(cost $4,158,319) 4,156,408
Repurchase Agreements 1.6%
Principal
Amount ($)
Bank of America NA, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$200,089, collateralized by
U.S. Government Agency
Securities, 3.50%, maturing
4/1/2042 - 4/1/2046; total
market value $204,000.(c) 200,000 200,000
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$2,591,332, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $2,641,986.(c) 2,590,183 2,590,183
Credit Suisse AG, 5.30%,
dated 9/29/2023, due
10/2/2023, repurchase price
$833,825, collateralized by
U.S. Government Treasury
Securities, ranging from
1.38% - 5.00%, maturing
5/15/2037 - 2/15/2052; total
market value $850,501.(c) 833,456 833,456
Total Repurchase Agreements
(cost $3,623,639) 3,623,639
Total Investments
(cost $194,729,665) — 100.1% 228,711,477
Liabilities in excess of other assets — (0.1)% (226,266)
NET ASSETS — 100.0%
$ 228,485,211
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $18,425,022, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,623,639 and by
$15,916,841 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 7.63%, and maturity dates ranging from 5/15/2023 –
5/15/2053, a total value of $19,540,480.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $4,951,570 which represents 2.17% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was
$3,623,639.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

4 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
Forward Foreign Currency Contracts outstanding as of September 30, 2023:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
EUR 434,000 USD 456,392 Goldman Sachs International 11/9/2023 3,184
NZD 787,000 USD 464,755 Goldman Sachs International 11/9/2023 6,939
SEK 61,977,000 USD 5,577,534 Goldman Sachs International 11/9/2023 103,969
USD 6,070,612 CAD 8,200,000 Goldman Sachs International 11/9/2023 30,240
USD 2,797,489 EUR 2,608,000 Goldman Sachs International 11/9/2023 35,799
USD 2,325,447 JPY 340,328,000 Goldman Sachs International 11/9/2023 33,302
USD 2,093,133 KRW 2,772,250,000 Goldman Sachs International
**
11/9/2023 34,485
USD 2,093,186 SGD 2,846,000 Goldman Sachs International 11/9/2023 7,735
USD 2,561,174 TWD 81,599,000 Goldman Sachs International
**
11/9/2023 21,560
Total unrealized appreciation 277,213
AUD 21,722,000 USD 14,032,195 Goldman Sachs International 11/9/2023 (47,250)
CAD 618,000 USD 457,302 Goldman Sachs International 11/9/2023 (2,064)
CHF 2,688,000 USD 3,024,864 Goldman Sachs International 11/9/2023 (76,321)
DKK 11,293,000 USD 1,629,393 Goldman Sachs International 11/9/2023 (25,360)
GBP 2,250,000 USD 2,791,664 Goldman Sachs International 11/9/2023 (45,819)
Total unrealized depreciation (196,814)
Net unrealized appreciation 80,399
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
GBP British pound
JPY Japanese yen
KRW South Korean won
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
TWD Taiwan new dollar
USD United States dollar

NVIT Columbia Overseas Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 5
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

6 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Columbia Overseas Value Fund
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ – $ 1,149,417 $ – $ 1,149,417
Automobiles – 4,686,187 – 4,686,187
Banks – 29,633,567 – 29,633,567
Biotechnology 571,228 – – 571,228
Broadline Retail – 352,444 – 352,444
Capital Markets – 3,729,661 – 3,729,661
Chemicals 2,494,801 – – 2,494,801
Commercial Services & Supplies – 2,081,670 – 2,081,670
Construction & Engineering – 3,820,560 – 3,820,560
Consumer Staples Distribution & Retail – 8,967,334 – 8,967,334
Diversified Telecommunication Services 2,540,697 4,067,913 – 6,608,610
Electric Utilities – 1,481,464 – 1,481,464
Electronic Equipment, Instruments &
Components – 7,318,613 – 7,318,613
Energy Equipment & Services – 750,565 – 750,565
Entertainment – 418,405 – 418,405
Financial Services 3,004,974 4,406,561 – 7,411,535
Food Products 1,150,359 4,080,843 – 5,231,202
Health Care Providers & Services – 1,535,466 – 1,535,466
Hotels, Restaurants & Leisure – 1,137,338 – 1,137,338
Household Durables – 297,196 – 297,196
Industrial Conglomerates – 3,533,069 – 3,533,069
Insurance – 17,396,376 – 17,396,376
Leisure Products – 3,278,122 – 3,278,122
Machinery – 3,474,322 – 3,474,322
Metals & Mining 3,313,558 2,734,945 – 6,048,503
Multi-Utilities – 7,629,997 – 7,629,997
Oil, Gas & Consumable Fuels 7,044,006 26,198,562 – 33,242,568
Paper & Forest Products – 4,119,516 – 4,119,516
Pharmaceuticals 9,419,626 14,288,978 – 23,708,604
Software 4,394,374 – – 4,394,374
Specialty Retail – 3,487,611 – 3,487,611
Textiles, Apparel & Luxury Goods – 1,364,828 – 1,364,828
Tobacco – 7,342,579 – 7,342,579
Trading Companies & Distributors – 6,805,497 – 6,805,497
Water Utilities – 2,020,100 – 2,020,100
Wireless Telecommunication Services – 3,408,101 – 3,408,101
Total Common Stocks $ 33,933,623 $ 186,997,807 $ – $ 220,931,430
Exchange Traded Fund 4,156,408 – – 4,156,408
Forward Foreign Currency Contracts – 277,213 – 277,213
Repurchase Agreements – 3,623,639 – 3,623,639
Total Assets $ 38,090,031 $ 190,898,659 $ – $ 228,988,690
Liabilities:
Forward Foreign Currency Contracts $ – $ (196,814) $ – $ (196,814)
Total Liabilities $ – $ (196,814) $ – $ (196,814)
Total $ 38,090,031 $ 190,701,845 $ – $ 228,791,876
As of September 30, 2023, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

NVIT Columbia Overseas Value Fund - September 30, 2023 (Unaudited) - Statement of Investments - 7
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2023. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
(a) Forward Foreign Currency Contracts
The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet the Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The following is a summary of the Fund's derivative instruments categorized by risk exposure as of September 30, 2023:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of September 30, 2023:
Assets: Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 277,213
Total $ 277,213
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (196,814)
Total $ (196,814)
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Emerging Markets Fund
Common Stocks 99.4%
Shares Value ($)
BRAZIL 3.4%
Banks 1.8%
Banco Bradesco SA, ADR 982,380 2,799,783
Itau Unibanco Holding SA, ADR 895,123 4,806,811
7,606,594
Oil, Gas & Consumable Fuels 1.6%
Petroleo Brasileiro SA, ADR 476,093 7,136,634
14,743,228
CHILE 1.2%
Banks 0.6%
Banco Santander Chile 61,969,936 2,869,592
Electrical Equipment 0.6%
Sociedad Quimica y Minera de
Chile SA, ADR 41,641 2,484,718
5,354,310
CHINA 26.9%
Automobiles 0.6%
BYD Co. Ltd.
, Class A
76,100 2,469,098
Beverages 1.0%
Kweichow Moutai Co. Ltd.
, Class A
16,652 4,131,377
Broadline Retail 3.1%
Alibaba Group Holding Ltd. * 1,293,269 14,020,840
Capital Markets 1.0%
East Money Information Co. Ltd.
,
Class A
1,958,860 4,131,436
Diversified Consumer Services 0.8%
China Education Group Holdings
Ltd. Reg. S 4,129,000 3,349,215
Electrical Equipment 1.6%
NARI Technology Co. Ltd.
, Class A
1,423,965 4,327,919
Sungrow Power Supply Co. Ltd.
,
Class A
217,400 2,667,355
6,995,274
Electronic Equipment, Instruments & Components 1.5%
Sunny Optical Technology Group
Co. Ltd. 564,600 3,935,839
SUPCON Technology Co. Ltd.
,
Class A
424,110 2,777,982
6,713,821
Entertainment 2.4%
NetEase , Inc. 523,103 10,501,585
Health Care Equipment & Supplies 0.9%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd.
, Class A
111,300 4,121,734
Hotels, Restaurants & Leisure 2.6%
Meituan
, Class B
Reg. S *(a) 332,120 4,821,499
Trip.com Group Ltd., ADR * 186,600 6,525,402
11,346,901
Interactive Media & Services 5.3%
Tencent Holdings Ltd. 609,700 23,628,958
Machinery 2.1%
Jiangsu Hengli Hydraulic Co. Ltd.
,
Class A
274,600 2,398,740
Sany Heavy Industry Co. Ltd.
,
Class A
1,059,946 2,302,125
Common Stocks
Shares Value ($)
CHINA
Machinery
Shenzhen Envicool Technology
Co. Ltd.
, Class A
1,198,504 4,311,450
9,012,315
Passenger Airlines 1.2%
Spring Airlines Co. Ltd.
, Class A
* 678,225 5,083,008
Real Estate Management & Development 1.1%
KE Holdings, Inc., ADR 296,600 4,603,232
Software 1.7%
Shanghai Baosight Software Co.
Ltd.
, Class A
1,195,069 7,416,654
117,525,448
GREECE 2.3%
Hotels, Restaurants & Leisure 1.5%
OPAP SA 396,520 6,646,826
Industrial Conglomerates 0.8%
Mytilineos SA 91,613 3,371,081
10,017,907
HONG KONG 4.9%
Capital Markets 1.8%
Hong Kong Exchanges & Clearing
Ltd. 206,800 7,709,899
Insurance 3.1%
AIA Group Ltd. 887,213 7,176,724
Prudential plc 577,133 6,214,639
13,391,363
21,101,262
INDIA 18.7%
Automobile Components 0.6%
Sona Blw Precision Forgings Ltd.
Reg. S (a) 375,586 2,623,822
Banks 5.8%
Axis Bank Ltd. 430,842 5,352,795
HDFC Bank Ltd. 797,432 14,603,101
HDFC Bank Ltd., ADR 90,623 5,347,663
25,303,559
Beverages 3.7%
Varun Beverages Ltd. 1,408,723 16,033,806
Construction & Engineering 2.4%
Larsen & Toubro Ltd. 291,681 10,609,697
Ground Transportation 1.3%
Container Corp. of India Ltd. 652,058 5,578,094
Health Care Providers & Services 2.4%
Max Healthcare Institute Ltd. 1,528,100 10,439,944
Hotels, Restaurants & Leisure 0.6%
Devyani International Ltd. * 1,042,838 2,690,733
Wireless Telecommunication Services 1.9%
Bharti Airtel Ltd. 728,437 8,127,907
81,407,562
INDONESIA 3.1%
Banks 1.0%
Bank Central Asia Tbk . PT 7,762,615 4,428,717
Chemicals 0.4%
Avia Avian Tbk . PT 46,828,400 1,700,890

NVIT Emerging Markets Fund - September 30, 2023 (Unaudited) - Statement of Investments - 9
Common Stocks
Shares Value ($)
INDONESIA
Diversified Telecommunication Services 1.7%
Telkom Indonesia Persero Tbk . PT 30,585,500 7,418,176
13,547,783
MALAYSIA 1.3%
Banks 1.3%
Public Bank Bhd. 6,387,200 5,516,993
MEXICO 1.9%
Consumer Staples Distribution & Retail 1.9%
Wal-Mart de Mexico SAB de CV 2,161,153 8,134,938
PHILIPPINES 1.1%
Food Products 0.5%
Monde Nissin Corp. Reg. S *(a) 13,699,300 2,186,161
Hotels, Restaurants & Leisure 0.6%
Jollibee Foods Corp. 665,290 2,697,780
Independent Power and Renewable Electricity Producers
0.0%
†
ACEN Corp. 236,250 20,495
4,904,436
POLAND 0.8%
Banks 0.8%
Bank Polska Kasa Opieki SA 143,931 3,306,852
RUSSIA 0.0%
†
Banks 0.0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0.0%
†
Magnit PJSC ^∞ 32,259 0
Interactive Media & Services 0.0%
†
Yandex NV
, Class A
*^∞ 33,418 0
Oil, Gas & Consumable Fuels 0.0%
†
Gazprom PJSC ^∞ 1,425,666 0
0
SOUTH AFRICA 2.2%
Broadline Retail 1.0%
Naspers Ltd.
, Class N
26,055 4,157,927
Financial Services 1.2%
FirstRand Ltd. 1,541,099 5,193,785
9,351,712
SOUTH KOREA 13.0%
Automobile Components 1.0%
Hyundai Mobis Co. Ltd. 25,181 4,486,130
Automobiles 0.6%
Kia Corp. 45,092 2,706,440
Chemicals 0.7%
LG Chem Ltd. 8,117 2,984,289
Semiconductors & Semiconductor Equipment 2.9%
HPSP Co. Ltd. 80,443 1,811,546
SK Hynix, Inc. 126,176 10,717,063
12,528,609
Technology Hardware, Storage & Peripherals 7.8%
Samsung Electronics Co. Ltd. 521,509 26,422,236
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 186,156 7,515,611
33,937,847
56,643,315
TAIWAN 15.2%
Communications Equipment 1.0%
Accton Technology Corp. 272,541 4,162,845
Electronic Equipment, Instruments & Components 3.7%
Delta Electronics, Inc. 826,000 8,304,077
E Ink Holdings, Inc. 470,000 2,628,878
Unimicron Technology Corp. 927,000 4,992,693
15,925,648
Semiconductors & Semiconductor Equipment 10.5%
Alchip Technologies Ltd. 64,000 5,433,366
eMemory Technology, Inc. 81,000 5,067,510
Global Unichip Corp. 71,000 3,009,759
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,994,923 32,373,793
45,884,428
65,972,921
THAILAND 3.4%
Banks 1.1%
SCB X PCL 1,637,000 4,600,539
Hotels, Restaurants & Leisure 0.7%
Minor International PCL 3,585,600 3,077,240
Oil, Gas & Consumable Fuels 1.1%
PTT Exploration & Production PCL 979,775 4,578,493
Specialty Retail 0.5%
Home Product Center PCL 6,734,900 2,310,427
14,566,699
Total Common Stocks
(cost $440,863,301) 432,095,366
Total Investments
(cost $440,863,301) — 99.4% 432,095,366
Other assets in excess of liabilities — 0.6% 2,551,830
NET ASSETS — 100.0%
$ 434,647,196
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $9,631,482 which represents 2.22% of net assets.

10 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Emerging Markets Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Emerging Markets Fund - September 30, 2023 (Unaudited) - Statement of Investments - 11
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

12 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT Emerging Markets Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Automobile Components $ – $ 7,109,952 $ – $ 7,109,952
Automobiles – 5,175,538 – 5,175,538
Banks 15,823,849 37,808,997 – 53,632,846
Beverages – 20,165,183 – 20,165,183
Broadline Retail – 18,178,767 – 18,178,767
Capital Markets – 11,841,335 – 11,841,335
Chemicals – 4,685,179 – 4,685,179
Communications Equipment – 4,162,845 – 4,162,845
Construction & Engineering – 10,609,697 – 10,609,697
Consumer Staples Distribution & Retail 8,134,938 – – 8,134,938
Diversified Consumer Services – 3,349,215 – 3,349,215
Diversified Telecommunication Services – 7,418,176 – 7,418,176
Electrical Equipment 2,484,718 6,995,274 – 9,479,992
Electronic Equipment, Instruments &
Components – 22,639,469 – 22,639,469
Entertainment – 10,501,585 – 10,501,585
Financial Services – 5,193,785 – 5,193,785
Food Products – 2,186,161 – 2,186,161
Ground Transportation – 5,578,094 – 5,578,094
Health Care Equipment & Supplies – 4,121,734 – 4,121,734
Health Care Providers & Services – 10,439,944 – 10,439,944
Hotels, Restaurants & Leisure 9,602,642 16,856,838 – 26,459,480
Independent Power and Renewable
Electricity Producers – 20,495 – 20,495
Industrial Conglomerates – 3,371,081 – 3,371,081
Insurance – 13,391,363 – 13,391,363
Interactive Media & Services – 23,628,958 – 23,628,958
Machinery – 9,012,315 – 9,012,315
Oil, Gas & Consumable Fuels 7,136,634 4,578,493 – 11,715,127
Passenger Airlines – 5,083,008 – 5,083,008
Real Estate Management & Development 4,603,232 – – 4,603,232
Semiconductors & Semiconductor
Equipment – 58,413,037 – 58,413,037
Software – 7,416,654 – 7,416,654
Specialty Retail – 2,310,427 – 2,310,427
Technology Hardware, Storage & Peripherals – 33,937,847 – 33,937,847
Wireless Telecommunication Services – 8,127,907 – 8,127,907
Total $ 47,786,013 $ 384,309,353 $ – $ 432,095,366

NVIT Emerging Markets Fund - September 30, 2023 (Unaudited) - Statement of Investments - 13
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
As of September 30, 2023, the Fund held five common stock investments that were categorized as Level 3 investments which were each valued at $0.
Common
Stocks Total
Balance as of 12/31/2022 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) — —
Purchases
*
4,855,320 4,855,320
Sales (4,855,320) (4,855,320)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 9/30/2023 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2023 $ — $ —
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks 99.2%
Shares Value ($)
AUSTRALIA 4.7%
Commercial Services & Supplies 1.1%
Brambles Ltd. 99,367 914,538
Health Care Equipment & Supplies 0.3%
Cochlear Ltd. 1,699 278,505
Health Care Providers & Services 0.6%
Sonic Healthcare Ltd. 24,512 468,976
Hotels, Restaurants & Leisure 0.8%
Aristocrat Leisure Ltd. 25,700 674,400
Metals & Mining 1.5%
Allkem Ltd. *(a) 11,544 86,981
BlueScope Steel Ltd. 19,018 237,509
Coronado Global Resources, Inc.
CRDI Reg. S (b) 62,183 77,873
Northern Star Resources Ltd. 11,740 78,590
Perseus Mining Ltd. 181,118 190,081
Pilbara Minerals Ltd. (a) 138,563 381,396
Ramelius Resources Ltd. (a) 103,337 94,562
South32 Ltd. 29,868 65,345
1,212,337
Oil, Gas & Consumable Fuels 0.1%
New Hope Corp. Ltd. (a) 18,786 76,567
Passenger Airlines 0.3%
Qantas Airways Ltd. * 78,931 262,725
3,888,048
BRAZIL 1.6%
Banks 0.1%
Banco Santander Brasil SA 11,600 60,117
Containers & Packaging 0.1%
Klabin SA 18,500 87,632
Metals & Mining 0.1%
Vale SA 6,500 87,390
Oil, Gas & Consumable Fuels 1.2%
Petroleo Brasileiro SA (Preference) 144,900 998,564
Water Utilities 0.1%
Cia de Saneamento do Parana * 19,200 87,319
1,321,022
CANADA 8.0%
Broadline Retail 1.3%
Dollarama, Inc. (a) 15,582 1,073,561
Consumer Staples Distribution & Retail 0.3%
Metro, Inc., Class A 4,412 229,135
Financial Services 0.3%
Element Fleet Management Corp. 14,487 207,879
Insurance 1.6%
iA Financial Corp., Inc. 1,950 122,319
Manulife Financial Corp. 63,989 1,169,304
1,291,623
IT Services 1.3%
CGI, Inc. * 9,047 891,745
Shopify, Inc., Class A * 3,717 202,892
1,094,637
Metals & Mining 0.6%
Agnico Eagle Mines Ltd. 5,637 256,150
Torex Gold Resources, Inc. * 20,092 209,019
465,169
Common Stocks
Shares Value ($)
CANADA
Oil, Gas & Consumable Fuels 0.9%
ARC Resources Ltd. (a) 8,984 143,400
Canadian Natural Resources Ltd. 2,886 186,642
Tourmaline Oil Corp. (a) 6,463 325,231
Vermilion Energy, Inc. (a) 5,733 83,869
739,142
Software 1.7%
Constellation Software, Inc. 723 1,492,613
6,593,759
CHILE 0.2%
Electric Utilities 0.2%
Enel Chile SA 2,752,168 167,239
CHINA 9.4%
Air Freight & Logistics 0.2%
ZTO Express Cayman, Inc., ADR 5,894 142,458
Automobiles 0.2%
BYD Co. Ltd., Class H 5,500 169,298
Banks 0.4%
Bank of China Ltd., Class H 850,000 297,588
China Merchants Bank Co. Ltd.,
Class H 16,500 68,458
366,046
Broadline Retail 2.0%
Alibaba Group Holding Ltd. * 84,100 911,760
Alibaba Group Holding Ltd., ADR * 2,708 234,892
JD.com, Inc., Class A 10,307 149,811
PDD Holdings, Inc., ADR * 2,288 224,384
Vipshop Holdings Ltd., ADR * 12,965 207,570
1,728,417
Chemicals 0.2%
Jinan Acetate Chemical Co. Ltd. 6,000 205,718
Diversified Telecommunication Services 0.6%
China Tower Corp. Ltd., Class H
Reg. S (b) 5,148,000 492,632
Entertainment 1.2%
NetEase, Inc. 36,500 732,758
Tencent Music Entertainment
Group, ADR * 35,946 229,335
962,093
Gas Utilities 0.2%
Beijing Enterprises Holdings Ltd. 23,500 80,964
Kunlun Energy Co. Ltd. 102,000 87,755
168,719
Health Care Providers & Services 0.1%
Sinopharm Group Co. Ltd., Class
H 24,800 71,996
Hotels, Restaurants & Leisure 0.4%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 293,367
Household Durables 0.1%
Hisense Home Appliances Group
Co. Ltd. 34,000 86,594
Independent Power and Renewable Electricity Producers 0.6%
China Longyuan Power Group
Corp. Ltd., Class H 525,000 459,600

NVIT International Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 15
Common Stocks
Shares Value ($)
CHINA
Insurance 0.7%
PICC Property & Casualty Co.
Ltd., Class H 70,000 89,516
Ping An Insurance Group Co. of
China Ltd., Class H 87,500 495,618
585,134
Interactive Media & Services 1.2%
Baidu, Inc., ADR * 1,970 264,670
Tencent Holdings Ltd. 19,600 759,598
1,024,268
Machinery 0.4%
Yangzijiang Shipbuilding Holdings
Ltd. 276,300 335,290
Oil, Gas & Consumable Fuels 0.4%
PetroChina Co. Ltd., Class H 412,000 309,286
Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd. 259,200 189,480
Real Estate Management & Development 0.2%
China Overseas Property Holdings
Ltd. 85,000 95,226
KE Holdings, Inc., ADR 5,603 86,959
182,185
Specialty Retail 0.1%
China Yongda Automobiles
Services Holdings Ltd. 162,500 62,906
7,835,487
COLOMBIA 0.1%
Banks 0.1%
Bancolombia SA, ADR (a) 2,242 59,817
DENMARK 4.2%
Marine Transportation 0.5%
AP Moller - Maersk A/S, Class B 238 428,902
Pharmaceuticals 3.5%
Novo Nordisk A/S, Class B 31,510 2,866,333
Textiles, Apparel & Luxury Goods 0.2%
Pandora A/S 1,925 198,446
3,493,681
FRANCE 6.4%
Banks 1.4%
BNP Paribas SA 13,227 842,070
Societe Generale SA 11,579 280,099
1,122,169
Building Products 0.8%
Cie de Saint-Gobain SA 11,464 686,791
Construction & Engineering 1.4%
Vinci SA 11,393 1,261,283
Containers & Packaging 0.4%
Verallia SA Reg. S (b) 7,786 306,147
Hotels, Restaurants & Leisure 0.5%
La Francaise des Jeux SAEM
Reg. S (b) 11,788 382,819
Insurance 0.6%
AXA SA 16,923 501,265
IT Services 0.4%
Capgemini SE 1,911 331,824
Common Stocks
Shares Value ($)
FRANCE
Textiles, Apparel & Luxury Goods 0.8%
Hermes International SCA 347 630,809
Trading Companies & Distributors 0.1%
Rexel SA 4,185 93,664
5,316,771
GERMANY 4.5%
Air Freight & Logistics 0.1%
Deutsche Post AG 2,440 99,446
Automobile Components 0.1%
Schaeffler AG (Preference) 11,006 63,462
Automobiles 2.1%
Bayerische Motoren Werke AG 15,386 1,567,209
Dr Ing hc F Porsche AG
(Preference) Reg. S (b) 687 64,614
1,631,823
Capital Markets 0.5%
Deutsche Bank AG (Registered) 37,417 413,173
Insurance 0.2%
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 466 181,800
Machinery 0.1%
GEA Group AG 1,721 63,613
Rational AG 78 49,383
112,996
Marine Transportation 0.1%
Hapag-Lloyd AG Reg. S (a)(b) 603 109,758
Personal Care Products 0.2%
Beiersdorf AG 1,302 168,120
Pharmaceuticals 0.0%
†
Merck KGaA 208 34,765
Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG 23,849 790,950
Textiles, Apparel & Luxury Goods 0.1%
HUGO BOSS AG 1,838 116,360
3,722,653
GREECE 0.5%
Banks 0.5%
Eurobank Ergasias Services and
Holdings SA * 113,251 174,413
National Bank of Greece SA * 26,561 149,703
Piraeus Financial Holdings SA * 33,302 98,721
422,837
HONG KONG 1.5%
Food Products 0.5%
WH Group Ltd. Reg. S (b) 916,500 478,219
Oil, Gas & Consumable Fuels 0.2%
United Energy Group Ltd. 846,000 124,211
Real Estate Management & Development 0.5%
Swire Pacific Ltd., Class A 56,000 378,086
Retail REITs 0.3%
Link REIT 55,500 270,537
1,251,053

16 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
INDIA 4.3%
Aerospace & Defense 0.7%
Hindustan Aeronautics Ltd. Reg. S 23,842 553,486
Banks 1.6%
Bank of Baroda 54,229 139,710
Karnataka Bank Ltd. (The) 31,341 93,872
Karur Vysya Bank Ltd. (The) 65,952 106,194
State Bank of India 142,629 1,027,138
1,366,914
Chemicals 0.1%
GHCL Ltd. 10,801 80,013
Construction & Engineering 0.2%
Rail Vikas Nigam Ltd. Reg. S 85,315 174,520
Financial Services 0.1%
LIC Housing Finance Ltd. 16,772 93,876
IT Services 0.1%
HCL Technologies Ltd. 5,471 81,158
Metals & Mining 0.2%
Vedanta Ltd. 51,255 137,159
Pharmaceuticals 1.3%
Cipla Ltd. 6,213 88,745
Dr Reddy's Laboratories Ltd. 14,229 956,651
1,045,396
3,532,522
INDONESIA 0.8%
Banks 0.7%
Bank Mandiri Persero Tbk. PT 1,276,800 497,757
Bank Rakyat Indonesia Persero
Tbk. PT 259,900 87,833
585,590
Food Products 0.1%
First Resources Ltd. 57,200 63,869
649,459
IRELAND 0.6%
Passenger Airlines 0.2%
Ryanair Holdings plc, ADR * 1,719 167,104
Trading Companies & Distributors 0.4%
AerCap Holdings NV * 5,106 319,993
487,097
ISRAEL 0.1%
Software 0.1%
Check Point Software
Technologies Ltd. * 648 86,365
ITALY 2.8%
Automobiles 1.2%
Ferrari NV 3,382 996,729
Banks 1.3%
Banco BPM SpA 55,601 265,243
UniCredit SpA 32,138 769,040
1,034,283
Construction Materials 0.1%
Buzzi SpA 2,923 80,056
Diversified Telecommunication Services 0.1%
Telecom Italia SpA * 249,373 77,871
Common Stocks
Shares Value ($)
ITALY
Insurance 0.1%
Poste Italiane SpA Reg. S (b) 8,010 84,223
2,273,162
JAPAN 14.3%
Automobile Components 0.3%
Denso Corp. 18,000 288,894
Automobiles 1.4%
Honda Motor Co. Ltd. 46,500 522,857
Subaru Corp. 8,500 165,118
Toyota Motor Corp. 27,200 488,764
1,176,739
Banks 2.5%
Japan Post Bank Co. Ltd. 49,300 428,323
Mizuho Financial Group, Inc. 84,000 1,422,827
Tokyo Kiraboshi Financial Group,
Inc. (a) 3,900 117,458
1,968,608
Beverages 0.1%
Takara Holdings, Inc. 9,700 77,902
Capital Markets 0.1%
Daiwa Securities Group, Inc. (a) 17,800 102,706
Chemicals 0.7%
Shin-Etsu Chemical Co. Ltd. 19,100 554,366
Consumer Staples Distribution & Retail 0.1%
Lawson, Inc. 2,100 96,519
Financial Services 0.4%
ORIX Corp. 19,200 358,500
Food Products 0.2%
Yakult Honsha Co. Ltd. 7,400 179,747
Ground Transportation 0.1%
East Japan Railway Co. 1,500 85,843
Household Durables 0.1%
Panasonic Holdings Corp. 8,100 91,080
Independent Power and Renewable Electricity Producers 0.2%
Electric Power Development Co.
Ltd. (a) 8,100 131,068
Insurance 2.1%
Japan Post Holdings Co. Ltd. 188,900 1,510,157
MS&AD Insurance Group
Holdings, Inc. 7,000 256,028
1,766,185
Leisure Products 0.4%
Bandai Namco Holdings, Inc. 11,300 229,826
Sega Sammy Holdings, Inc. (a) 5,600 103,300
333,126
Machinery 0.3%
Komatsu Ltd. 3,100 83,776
NSK Ltd. (a) 29,500 165,914
249,690
Media 0.2%
SKY Perfect JSAT Holdings, Inc.
(a) 35,400 165,022
Metals & Mining 0.2%
JFE Holdings, Inc. (a) 12,000 176,329
Pharmaceuticals 2.3%
Chugai Pharmaceutical Co. Ltd. 20,000 619,703

NVIT International Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 17
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Ono Pharmaceutical Co. Ltd. 17,000 326,056
Otsuka Holdings Co. Ltd. 27,500 978,306
1,924,065
Semiconductors & Semiconductor Equipment 0.1%
Tokyo Electron Ltd. 600 81,651
Tobacco 1.5%
Japan Tobacco, Inc. 54,900 1,263,421
Trading Companies & Distributors 0.7%
Mitsui & Co. Ltd. 15,600 565,408
Wireless Telecommunication Services 0.3%
SoftBank Corp. 24,000 271,418
11,908,287
LUXEMBOURG 0.1%
Capital Markets 0.1%
Reinet Investments SCA 3,759 82,204
MEXICO 0.9%
Beverages 0.5%
Arca Continental SAB de CV 8,700 79,015
Coca-Cola Femsa SAB de CV,
ADR 4,077 319,800
398,815
Construction Materials 0.2%
Cemex SAB de CV, ADR * 24,450 158,925
Household Products 0.2%
Kimberly-Clark de Mexico SAB de
CV, Class A 74,300 147,939
705,679
NETHERLANDS 3.0%
Professional Services 1.2%
Wolters Kluwer NV 8,406 1,018,015
Semiconductors & Semiconductor Equipment 1.8%
ASML Holding NV 2,539 1,491,000
2,509,015
PHILIPPINES 0.2%
Transportation Infrastructure 0.2%
International Container Terminal
Services, Inc. 43,480 158,870
POLAND 0.4%
Oil, Gas & Consumable Fuels 0.4%
ORLEN SA 21,788 291,820
PORTUGAL 0.4%
Consumer Staples Distribution & Retail 0.4%
Jeronimo Martins SGPS SA 14,873 333,797
SAUDI ARABIA 0.8%
Diversified Telecommunication Services 0.2%
Saudi Telecom Co. 20,054 201,092
Health Care Providers & Services 0.1%
Saudi Chemical Co. Holding 74,731 91,151
IT Services 0.5%
Arabian Internet &
Communications Services Co. 4,053 346,173
638,416
Common Stocks
Shares Value ($)
SINGAPORE 1.3%
Passenger Airlines 0.1%
Singapore Airlines Ltd. 15,700 74,142
Semiconductors & Semiconductor Equipment 1.2%
STMicroelectronics NV 23,304 1,004,041
1,078,183
SOUTH AFRICA 0.5%
Metals & Mining 0.5%
Gold Fields Ltd., ADR 36,891 400,636
SOUTH KOREA 3.7%
Automobiles 0.9%
Kia Corp. 13,061 783,927
Banks 0.3%
Industrial Bank of Korea 10,250 85,035
KB Financial Group, Inc. 4,246 174,639
259,674
Financial Services 0.3%
Meritz Financial Group, Inc. 5,283 216,065
Insurance 0.2%
DB Insurance Co. Ltd. 2,865 189,745
Machinery 0.4%
Doosan Bobcat, Inc. 7,078 265,961
Hyundai Rotem Co. Ltd. * 2,974 61,259
327,220
Metals & Mining 0.1%
POSCO Holdings, Inc. 277 108,548
Technology Hardware, Storage & Peripherals 1.5%
Samsung Electronics Co. Ltd. 23,082 1,169,448
3,054,627
SPAIN 2.5%
Banks 0.1%
Banco Santander SA 21,857 82,999
Electric Utilities 1.5%
Iberdrola SA 116,403 1,299,688
Specialty Retail 0.9%
Industria de Diseno Textil SA 19,245 716,286
2,098,973
SWEDEN 1.1%
Hotels, Restaurants & Leisure 0.3%
Betsson AB, Class B * 22,018 242,240
Machinery 0.8%
Atlas Copco AB, Class A 28,224 378,141
SKF AB, Class B 8,149 135,121
Volvo AB, Class B 5,879 121,017
634,279
876,519
SWITZERLAND 2.5%
Building Products 0.2%
Belimo Holding AG (Registered) 317 150,251
Capital Markets 1.4%
UBS Group AG (Registered) 48,621 1,201,802
Machinery 0.2%
Georg Fischer AG (Registered) 2,233 125,262

18 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Equity Fund
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 0.7%
Novartis AG (Registered) 6,003 612,570
2,089,885
TAIWAN 4.1%
Communications Equipment 0.3%
Accton Technology Corp. 16,000 244,387
Electronic Equipment, Instruments & Components 1.3%
Delta Electronics, Inc. 98,000 985,229
Unimicron Technology Corp. 17,000 91,560
1,076,789
Entertainment 0.4%
International Games System Co.
Ltd. 15,000 303,200
Personal Care Products 0.2%
Grape King Bio Ltd. 30,000 144,981
Semiconductors & Semiconductor Equipment 1.6%
MediaTek, Inc. 10,000 228,455
Novatek Microelectronics Corp. 14,000 183,682
Taiwan Semiconductor
Manufacturing Co. Ltd. 54,000 876,317
United Microelectronics Corp. 51,000 71,504
1,359,958
Technology Hardware, Storage & Peripherals 0.3%
Asia Vital Components Co. Ltd. 9,000 95,360
Micro-Star International Co. Ltd. 31,000 157,693
253,053
3,382,368
THAILAND 0.4%
Health Care Providers & Services 0.4%
Bumrungrad Hospital PCL 48,200 353,861
TURKEY 0.4%
Banks 0.2%
Turkiye Is Bankasi A/S, Class C 158,178 147,829
Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S * 75,828 147,288
295,117
UNITED ARAB EMIRATES 0.5%
Real Estate Management & Development 0.5%
Emaar Properties PJSC 172,065 376,684
UNITED KINGDOM 8.2%
Aerospace & Defense 0.4%
BAE Systems plc 7,494 90,969
Rolls-Royce Holdings plc * 77,164 206,850
297,819
Banks 2.4%
Barclays plc 131,838 255,342
HSBC Holdings plc 41,122 322,151
NatWest Group plc 75,714 216,644
Standard Chartered plc 114,659 1,059,673
Virgin Money UK plc 77,506 159,136
2,012,946
Beverages 0.2%
Britvic plc 13,048 138,430
Capital Markets 0.8%
3i Group plc 16,128 405,948
IG Group Holdings plc 10,657 83,288
Common Stocks
Shares Value ($)
UNITED KINGDOM
Capital Markets
Man Group plc 55,175 149,912
639,148
Commercial Services & Supplies 0.2%
Johnson Service Group plc 110,000 180,528
Consumer Staples Distribution & Retail 0.6%
J Sainsbury plc 24,748 76,141
Marks & Spencer Group plc * 85,587 246,235
Tesco plc 42,936 138,055
460,431
Hotels, Restaurants & Leisure 0.3%
Compass Group plc 10,509 256,017
Marine Transportation 0.1%
Global Ship Lease, Inc., Class A
(a) 4,573 83,869
Media 0.1%
4imprint Group plc 1,564 99,355
Multi-Utilities 0.4%
Centrica plc 154,803 290,624
Oil, Gas & Consumable Fuels 0.1%
BP plc 18,716 120,846
Passenger Airlines 0.5%
International Consolidated Airlines
Group SA * 227,025 408,521
Personal Care Products 1.3%
Unilever plc 21,476 1,063,179
Pharmaceuticals 0.2%
AstraZeneca plc, ADR 2,744 185,824
Professional Services 0.2%
RELX plc 5,837 196,851
Trading Companies & Distributors 0.2%
Ashtead Group plc 3,309 201,130
Wireless Telecommunication Services 0.2%
Vodafone Group plc 154,426 144,202
6,779,720
UNITED STATES 4.2%
Automobiles 0.6%
Stellantis NV 27,719 531,383
Electrical Equipment 0.7%
Schneider Electric SE 3,507 578,174
Food Products 0.4%
Nestle SA (Registered) 2,884 325,665
Pharmaceuticals 2.5%
GSK plc 50,333 909,904
Roche Holding AG 4,052 1,105,245
2,015,149
3,450,371
Total Common Stocks
(cost $73,989,176) 81,966,004

NVIT International Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 19
Warrants 0.0%
†
Number of
Warrants Value ($)
CANADA 0.0%
†
Software 0.0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$1.00 on 03/31/40*∞ 723 0
Total Warrants
(cost $0) 0
Repurchase Agreement 0.7%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023, due
10/2/2023, repurchase price
$577,638, collateralized by
U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $588,929.(c) 577,382 577,382
Total Repurchase Agreement
(cost $577,382) 577,382
Total Investments
(cost $74,566,558) — 99.9% 82,543,386
Other assets in excess of liabilities — 0.1% 97,219
NET ASSETS — 100.0%
$ 82,640,605
* Denotes a non-income producing security.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $2,875,668, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $577,382 and by $2,503,155
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.00% – 7.63%, and
maturity dates ranging from 10/3/2023 – 5/15/2053, a total
value of $3,080,537.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $2,289,652 which represents 2.77% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $577,382.
ADR American Depositary Receipt
CDI CREST Depository Interest
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

20 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Equity Fund
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

NVIT International Equity Fund - September 30, 2023 (Unaudited) - Statement of Investments - 21
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 851,305 $ – $ 851,305
Air Freight & Logistics 142,458 99,446 – 241,904
Automobile Components – 352,356 – 352,356
Automobiles – 5,289,899 – 5,289,899
Banks 119,934 9,369,895 – 9,489,829
Beverages 398,815 216,332 – 615,147
Broadline Retail 1,740,407 1,061,571 – 2,801,978
Building Products – 837,042 – 837,042
Capital Markets – 2,439,033 – 2,439,033
Chemicals – 840,097 – 840,097
Commercial Services & Supplies – 1,095,066 – 1,095,066
Communications Equipment – 244,387 – 244,387
Construction & Engineering – 1,435,803 – 1,435,803
Construction Materials 158,925 80,056 – 238,981
Consumer Staples Distribution & Retail 229,135 890,747 – 1,119,882
Containers & Packaging 87,632 306,147 – 393,779
Diversified Telecommunication Services – 771,595 – 771,595
Electric Utilities 167,239 1,299,688 – 1,466,927
Electrical Equipment – 578,174 – 578,174
Electronic Equipment, Instruments &
Components – 1,076,789 – 1,076,789
Entertainment 229,335 1,035,958 – 1,265,293
Financial Services 207,879 668,441 – 876,320
Food Products – 1,047,500 – 1,047,500
Gas Utilities – 168,719 – 168,719
Ground Transportation – 85,843 – 85,843
Health Care Equipment & Supplies – 278,505 – 278,505
Health Care Providers & Services – 985,984 – 985,984
Hotels, Restaurants & Leisure – 1,848,843 – 1,848,843
Household Durables – 177,674 – 177,674
Household Products 147,939 – – 147,939
Independent Power and Renewable
Electricity Producers – 590,668 – 590,668
Insurance 1,291,623 3,308,352 – 4,599,975
Interactive Media & Services 264,670 759,598 – 1,024,268
IT Services 1,094,637 759,155 – 1,853,792
Leisure Products – 333,126 – 333,126
Machinery – 1,784,737 – 1,784,737
Marine Transportation 83,869 538,660 – 622,529
Media – 264,377 – 264,377
Metals & Mining 953,195 1,634,373 – 2,587,568
Multi-Utilities – 290,624 – 290,624
Oil, Gas & Consumable Fuels 1,737,706 922,730 – 2,660,436
Passenger Airlines 167,104 745,388 – 912,492
Personal Care Products – 1,376,280 – 1,376,280
Pharmaceuticals 185,824 8,687,758 – 8,873,582
Professional Services – 1,214,866 – 1,214,866
Real Estate Management & Development 86,959 849,996 – 936,955
Retail REITs – 270,537 – 270,537
Semiconductors & Semiconductor
Equipment – 4,727,600 – 4,727,600
Software 1,578,978 – – 1,578,978
Specialty Retail – 779,192 – 779,192
Technology Hardware, Storage &
Peripherals – 1,422,501 – 1,422,501
Textiles, Apparel & Luxury Goods – 945,615 – 945,615
Tobacco – 1,263,421 – 1,263,421
Trading Companies & Distributors 319,993 860,202 – 1,180,195
Transportation Infrastructure – 158,870 – 158,870

22 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT International Equity Fund
Level 1 Level 2 Level 3 Total
Assets:
Water Utilities $ 87,319 $ – $ – $ 87,319
Wireless Telecommunication Services – 562,908 – 562,908
Total Common Stocks $ 11,481,575 $ 70,484,429 $ – $ 81,966,004
Repurchase Agreement – 577,382 – 577,382
Warrants – – – –
Total $ 11,481,575 $ 71,061,811 $ – $ 82,543,386
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

NVIT NS Partners International Focused Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 23
Common Stocks 98.6%
Shares Value ($)
AUSTRALIA 6.0%
Capital Markets 1.7%
Macquarie Group Ltd. 30,649 3,297,813
Industrial REITs 2.8%
Goodman Group 415,303 5,753,287
Metals & Mining 1.5%
Pilbara Minerals Ltd. (a) 1,080,484 2,974,045
12,025,145
CHINA 2.7%
Beverages 1.5%
Budweiser Brewing Co. APAC Ltd.
Reg. S (b) 1,509,300 2,961,487
Broadline Retail 1.2%
Alibaba Group Holding Ltd., ADR * 27,358 2,373,033
5,334,520
DENMARK 5.1%
Pharmaceuticals 5.1%
Novo Nordisk A/S
, Class B
111,538 10,146,148
FAROE ISLANDS 2.6%
Food Products 2.6%
Bakkafrost P/F 102,812 5,238,606
FRANCE 10.6%
Aerospace & Defense 3.2%
Airbus SE 48,136 6,439,749
Beverages 1.5%
Remy Cointreau SA 24,206 2,948,971
Personal Care Products 3.0%
L'Oreal SA 14,216 5,887,405
Textiles, Apparel & Luxury Goods 2.9%
Hermes International SCA 3,203 5,822,717
21,098,842
GERMANY 3.2%
Software 3.2%
SAP SE 49,150 6,379,965
HONG KONG 4.9%
Insurance 4.9%
AIA Group Ltd. 564,000 4,562,233
Prudential plc 474,957 5,114,395
9,676,628
INDIA 1.4%
Banks 1.4%
HDFC Bank Ltd., ADR 47,126 2,780,905
JAPAN 16.7%
Electronic Equipment, Instruments & Components 2.6%
Keyence Corp. 13,700 5,091,898
Food Products 1.6%
Ajinomoto Co., Inc. (a) 84,800 3,268,212
Health Care Equipment & Supplies 4.9%
Hoya Corp. 59,600 6,141,992
Terumo Corp. 143,400 3,798,965
9,940,957
Household Durables 2.7%
Sony Group Corp. 64,700 5,292,569
Professional Services 2.6%
Recruit Holdings Co. Ltd. 167,200 5,148,835
Common Stocks
Shares Value ($)
JAPAN
Semiconductors & Semiconductor Equipment 2.3%
Advantest Corp. (a) 92,800 2,579,753
Lasertec Corp. 12,800 1,987,292
4,567,045
33,309,516
NETHERLANDS 9.5%
Entertainment 3.1%
Universal Music Group NV 240,682 6,258,878
Professional Services 3.4%
Wolters Kluwer NV 55,349 6,703,080
Semiconductors & Semiconductor Equipment 3.0%
ASM International NV 4,206 1,756,422
ASML Holding NV 7,289 4,280,386
6,036,808
18,998,766
NEW ZEALAND 1.6%
Software 1.6%
Xero Ltd. * 42,635 3,090,663
SOUTH KOREA 1.7%
Technology Hardware, Storage & Peripherals 1.7%
Samsung Electronics Co. Ltd.,
GDR Reg. S (b) 2,664 3,350,967
SPAIN 6.4%
Diversified Telecommunication Services 2.6%
Cellnex Telecom SA Reg. S (b) 146,068 5,078,989
Hotels, Restaurants & Leisure 2.2%
Amadeus IT Group SA 73,034 4,401,298
Specialty Retail 1.6%
Industria de Diseno Textil SA 86,861 3,232,907
12,713,194
SWITZERLAND 6.6%
Chemicals 4.1%
Givaudan SA (Registered) 1,130 3,699,007
Sika AG (Registered) 17,428 4,417,253
8,116,260
Life Sciences Tools & Services 2.5%
Lonza Group AG (Registered) 10,721 4,960,038
13,076,298
TAIWAN 2.2%
Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 49,271 4,281,650
UNITED KINGDOM 3.7%
Pharmaceuticals 3.7%
AstraZeneca plc 55,034 7,406,300
UNITED STATES 13.7%
Biotechnology 2.6%
CSL Ltd. 31,823 5,127,238
Electrical Equipment 2.5%
Schneider Electric SE 30,293 4,994,188
Food Products 5.5%
Nestle SA (Registered) 96,076 10,849,036

24 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services 3.1%
Experian plc 190,885 6,236,051
27,206,513
Total Common Stocks
(cost $191,163,294) 196,114,626
Repurchase Agreement 0.0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
5.32%, dated 9/29/2023,
due 10/2/2023, repurchase
price $7,009, collateralized
by U.S. Government Agency
Securities, ranging from
1.50% - 7.50%, maturing
12/1/2023 - 8/20/2073; total
market value $7,145.(c) 7,005 7,005
Total Repurchase Agreement
(cost $7,005) 7,005
Total Investments
(cost $191,170,299) — 98.6% 196,121,631
Other assets in excess of liabilities — 1.4% 2,844,496
NET ASSETS — 100.0%
$ 198,966,127
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of September 30, 2023. The total value of securities on
loan as of September 30, 2023 was $4,690,716, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,005 and by $6,741,140
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 3.88%, and
maturity dates ranging from 11/15/2024 – 8/15/2047, a total
value of $6,748,145.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of September 30,
2023 was $11,391,443 which represents 5.73% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of September 30, 2023 was $7,005.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

NVIT NS Partners International Focused Growth Fund - September 30, 2023 (Unaudited) - Statement of Investments - 25
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust's (the “Trust”) investment adviser to the Fund,
Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
The Trust's Board of Trustees (the "Board of Trustees") has delegated authority to NFA, and the Trust’s administrator, Nationwide
Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

26 - Statement of Investments - September 30, 2023 (Unaudited) - NVIT NS Partners International Focused Growth Fund
The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2023. Please refer to the Statement of Investments for additional information on portfolio holdings.
Level 1 Level 2 Level 3 Total
Assets:
  Common Stocks
Aerospace & Defense $ – $ 6,439,749 $ – $ 6,439,749
Banks 2,780,905 – – 2,780,905
Beverages – 5,910,458 – 5,910,458
Biotechnology – 5,127,238 – 5,127,238
Broadline Retail 2,373,033 – – 2,373,033
Capital Markets – 3,297,813 – 3,297,813
Chemicals – 8,116,260 – 8,116,260
Diversified Telecommunication Services – 5,078,989 – 5,078,989
Electrical Equipment – 4,994,188 – 4,994,188
Electronic Equipment, Instruments &
Components – 5,091,898 – 5,091,898
Entertainment – 6,258,878 – 6,258,878
Food Products – 19,355,854 – 19,355,854
Health Care Equipment & Supplies – 9,940,957 – 9,940,957
Hotels, Restaurants & Leisure – 4,401,298 – 4,401,298
Household Durables – 5,292,569 – 5,292,569
Industrial REITs – 5,753,287 – 5,753,287
Insurance – 9,676,628 – 9,676,628
Life Sciences Tools & Services – 4,960,038 – 4,960,038
Metals & Mining – 2,974,045 – 2,974,045
Personal Care Products – 5,887,405 – 5,887,405
Pharmaceuticals – 17,552,448 – 17,552,448
Professional Services – 18,087,966 – 18,087,966
Semiconductors & Semiconductor
Equipment 4,281,650 10,603,853 – 14,885,503
Software – 9,470,628 – 9,470,628
Specialty Retail – 3,232,907 – 3,232,907
Technology Hardware, Storage & Peripherals – 3,350,967 – 3,350,967
Textiles, Apparel & Luxury Goods – 5,822,717 – 5,822,717
Total Common Stocks $ 9,435,588 $ 186,679,038 $ – $ 196,114,626
Repurchase Agreement – 7,005 – 7,005
Total $ 9,435,588 $ 186,686,043 $ – $ 196,121,631
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.